Semi-Annual Report
--------------------------------------------------------------------------------

                       COLLEGE RETIREMENT EQUITIES FUND

                        Financial Statements (Unaudited)

                                    INCLUDING

                            Statement OF Investments

                                     FOR THE

                                 Stock Account

                                 -------------

                                 June 30, 1999






                               [GRAPHIC OMITTED]





As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this semi-annual report of the financial condition and portfolio holdings of the Stock Account. CREF also provides a semi-annual report to participants in the seven other CREF accounts. Annual reports are also provided each year toward the end of February.

                       COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT
                     INDEX TO UNAUDITED FINANCIAL STATEMENTS

                                  JUNE 30, 1999

--------------------------------------------------------------------------------

                                                                          Page
                                                                        ------
Statement of Assets and Liabilities....................................      2
Statement of Operations................................................      3
Statements of Changes in Net Assets....................................      4
Notes to Financial Statements..........................................      5
Statement of Investments...............................................     10

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                  JUNE 30, 1999

           (amounts in thousands, except per accumulation unit amount)



ASSETS
  Portfolio investments, at cost...........................................................         $ 70,896,334
  Net unrealized appreciation of portfolio investments.....................................           56,280,406
                                                                                                    ------------
  Portfolio investments, at value..........................................................          127,176,740
  Cash.....................................................................................               85,386
  Dividends and interest receivable........................................................              134,136
  Receivable from securities transactions..................................................              340,452
  Amounts due from TIAA....................................................................               25,046
                                                                                                    ------------
                                                                               TOTAL ASSETS          127,761,760
                                                                                                    ------------
LIABILITIES

  Deposits for securities loaned--Note 4....................................................           1,809,717
  Payable for securities transactions......................................................              450,886
                                                                                                    ------------
                                                                          TOTAL LIABILITIES            2,260,603
                                                                                                    ------------
NET ASSETS

  Accumulation Fund........................................................................          103,565,110
  Annuity Fund.............................................................................           21,936,047
                                                                                                    ------------
                                                                           TOTAL NET ASSETS         $125,501,157
                                                                                                    ============

THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6..................................             553,365
                                                                                                         =======
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5..............................................             $187.16
                                                                                                         =======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                 STOCK ACCOUNT

                      STATEMENT OF OPERATIONS (Unaudited)

                         SIX MONTHS ENDED JUNE 30, 1999

                             (amounts in thousands)


INVESTMENT INCOME
Income:

  Interest.................................................................................         $    38,223
  Dividends................................................................................             843,467
                                                                                                    -----------
                                                                               TOTAL INCOME             881,690
                                                                                                    -----------
Expenses--Note 3:

  Investment...............................................................................              61,287
  Operating................................................................................             143,653
                                                                                                    -----------
                                                                             TOTAL EXPENSES             204,940
                                                                                                    -----------
                                                                      INVESTMENT INCOME--NET            676,750
                                                                                                    -----------
REALIZED AND  UNREALIZED  GAIN ON TOTAL  INVESTMENTS--Note  4 Net realized  gain
  (loss) on:

    Portfolio investments..................................................................           6,469,287
    Futures transactions...................................................................              66,721
    Foreign currency transactions..........................................................             (11,619)
                                                                                                    -----------
                                                                          Net realized gain           6,524,389
                                                                                                    -----------
  Net change in unrealized appreciation on:

    Portfolio investments..................................................................           4,603,826
    Futures transactions...................................................................               2,936
    Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies....................................                (981)
                                                                                                    -----------
                                                      Net change in unrealized appreciation           4,605,781
                                                                                                    -----------
                                      NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS          11,130,170
                                                                                                    -----------
                                       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $11,806,920
                                                                                                    ===========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (amounts in thousands)

                                                                                SIX MONTHS           YEAR ENDED
                                                                                   ENDED            DECEMBER 31,
                                                                               JUNE 30, 1999            1998
                                                                               ------------         ------------
                                                                                (Unaudited)

FROM OPERATIONS

  Investment income--net................................................       $    676,750        $  1,312,795
  Net realized gain on total investments...............................           6,524,389          11,939,214
  Net change in unrealized appreciation
    on total investments...............................................           4,605,781           8,818,714
                                                                               ------------        ------------
                                             NET INCREASE IN NET ASSETS
                                              RESULTING FROM OPERATIONS          11,806,920          22,070,723
                                                                               ------------        ------------
FROM PARTICIPANT TRANSACTIONS

  Premiums.............................................................           1,448,389           2,762,905
                                                                               ------------        ------------
  Disbursements and transfers:

    Net transfers to TIAA..............................................             510,849           1,261,329
    Net transfers to other CREF Accounts...............................           1,636,617           3,236,208
    Annuity payments...................................................             940,545           1,701,354
    Withdrawals and repurchases........................................             957,959           1,641,765
    Death benefits.....................................................              79,492             171,064
                                                                               ------------        ------------
                                 TOTAL DISBURSEMENTS AND TRANSFERS, NET           4,125,462           8,011,720
                                                                               ------------        ------------
                                   NET DECREASE IN NET ASSETS RESULTING
                                          FROM PARTICIPANT TRANSACTIONS          (2,677,073)         (5,248,815)
                                                                               ------------        ------------
                                             NET INCREASE IN NET ASSETS           9,129,847          16,821,908
NET ASSETS
  Beginning of year....................................................         116,371,310          99,549,402
                                                                               ------------        ------------
  End of period........................................................        $125,501,157        $116,371,310
                                                                               ============        ============

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios. The accompanying financial statements are those of the Stock Account ("Account"), which invests primarily in equity securities. The seven other investment portfolios of CREF, which are not included in these financial statements, include the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds.

TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are translated at the prevailing exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

SECURITIES LENDING: The Account has a program to lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is fully collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Account writes (sells) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Account purchases futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Account sells futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of the Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

FORWARD FOREIGN CURRENCY CONTRACTS: The Account enters into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. The Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and the Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Account may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

NOTE 3--MANAGEMENT AGREEMENTS

Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

NOTE 4--INVESTMENTS

At June 30,  1999,  the  value  of  securities  loaned  was  $1,877,790,184  and
collateral   received  in   connection   therewith  was  comprised  of  cash  of
$1,809,717,121 and letters of credit of $161,780,878.

At June 30, 1999, net unrealized appreciation of portfolio investments was $56,280,405,619, consisting of gross unrealized appreciation of $58,418,092,086 and gross unrealized depreciation of $2,137,686,467.

At June 30, 1999, the Account held 3,058 open futures contracts in the Standard & Poor's 500 Index, expiring in September 1999, with a value of $1,056,309,650 and an unrealized gain of $42,238,088.

Companies in which the Account held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At June 30, 1999, the total value of investments in affiliated companies was $34,663,747. For the six months ended June 30, 1999, total dividend income and the net realized loss relating to such investments were $33,512 and $1,203,302, respectively.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

NOTE 4--INVESTMENTS--(CONCLUDED)

Purchases and sales of portfolio securities, other than short-term money market instruments, for the six months ended June 30, 1999, were as follows:

Purchases:

  Unaffiliated issuers......................................    $17,895,720,449
  Affiliated issuers........................................         20,194,064
                                                                ---------------
                                             TOTAL PURCHASES    $17,915,914,513
                                                                ===============
Sales:

  Unaffiliated issuers......................................    $19,618,637,327
  Affiliated issuers........................................         24,188,789
                                                                ---------------
                                                 TOTAL SALES    $19,642,826,116
                                                                ================
NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                            SIX MONTHS                   FOR THE YEARS ENDED DECEMBER 31,
                                               ENDED        ---------------------------------------------------------
                                         JUNE 30, 1999(1)   1998        1997         1996         1995         1994
                                          --------------    ----        ----         ----         ----         ----
                                            (Unaudited)
Per Accumulation Unit Data:
  Investment income....................      $  1.305     $  2.381    $  2.317     $  2.114     $  1.885     $  1.699
  Expenses.............................          .303         .521        .387         .304         .271         .223
                                             --------     --------    --------     --------     --------     --------
  Investment income--net...............         1.002        1.860       1.930        1.810        1.614        1.476
  Net realized and unrealized
    gain (loss) on investments.........        16.481       29.795      26.864       15.953       19.984       (1.557)
                                             --------     --------    --------     --------     --------     --------
  Net increase (decrease) in
    Accumulation Unit Value............        17.483       31.655      28.794       17.763       21.598        (.081)
  Accumulation Unit Value:
    Beginning of year..................       169.672      138.017     109.223       91.460       69.862       69.943
                                             --------     --------    --------     --------     --------     --------
    End of period......................      $187.155     $169.672    $138.017     $109.223     $ 91.460     $ 69.862
                                             ========     ========    ========     ========     ========     ========

Total return...........................        10.30%       22.94%      26.36%       19.42%       30.92%       (0.12%)
Ratios to Average Net Assets:
  Expenses.............................         0.17%        0.34%       0.31%        0.31%        0.34%        0.32%
  Investment income--net...............         0.57%        1.23%       1.55%        1.82%        2.00%        2.11%
Portfolio turnover rate................        15.19%       34.63%      23.25%       19.57%       16.25%       18.77%
Thousands of Accumulation Units
  outstanding at end of period.........       553,365      565,999     597,531      620,498      632,803      637,435


(1) The percentages shown for this period are not annualized

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:


                                               SIX MONTHS            YEAR
                                                  ENDED              ENDED
                                              JUNE 30, 1999    DECEMBER 31, 1998
                                              ------------     ----------------
                                               (Unaudited)

Credited for premiums.........................    8,215,993        17,047,048
Cancelled for transfers, disbursements and
  amounts applied to the Annuity Fund.........  (20,849,448)      (48,579,351)
Outstanding:
  Beginning of year...........................  565,998,901       597,531,204
                                                -----------       -----------
  End of period...............................  553,365,446       565,998,901
                                                ===========       ===========

NOTE 7--LINE OF CREDIT

The Stock, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts share in a $2 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee is charged for this facility, which is allocated among the participating Accounts. Interest associated with any borrowing under the credit facility will be charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 1999, there were no borrowings under the credit facility.

                        COLLEGE RETIREMENT EQUITIES FUND
              STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                 JUNE 30, 1999

                              SUMMARY BY INDUSTRY
                                     (000)

                                                       VALUE                %
                                                     ---------            -----
BONDS
 CORPORATE BONDS
  AUTOMOTIVE DEALERS AND SERVICE STATIONS ......... $      413            0.00%
  DEPOSITORY INSTITUTIONS                               20,307            0.02
  ELECTRIC, GAS, AND SANITARY SERVICES                   5,402            0.00

  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .........     13,146            0.01
  HOLDING AND OTHER INVESTMENT OFFICES ............         70            0.00
  METAL MINING ....................................        313            0.00
  SECURITY AND COMMODITY BROKERS ..................     66,050            0.05
  TRUCKING AND WAREHOUSING ........................      5,632            0.01
                                                    ----------          ------
 TOTAL CORPORATE BONDS
   (COST $88,968) .................................    111,333            0.09
                                                    ----------          ------
 GOVERNMENT BONDS
  GOVERNMENT BONDS ................................        356            0.00
                                                    ----------          ------
 TOTAL GOVERNMENT BONDS
    (COST $381) ...................................        356            0.00
                                                    ----------          ------
 TOTAL BONDS
    (COST $89,349) ................................    111,689            0.09
                                                    ----------          ------
 PREFERRED STOCK
  APPAREL AND OTHER TEXTILE PRODUCTS ..............        677            0.00
  BUSINESS SERVICES ...............................     40,462            0.03
  CHEMICALS AND ALLIED PRODUCTS ...................     16,158            0.01
  COMMUNICATIONS ..................................     18,283            0.01
  DEPOSITORY INSTITUTIONS .........................      2,270            0.00
  ELECTRIC, GAS, AND SANITARY SERVICES ............      7,945            0.01
  FABRICATED METAL PRODUCTS .......................      1,624            0.00
  FOOD AND KINDRED PRODUCTS .......................        854            0.00
  GENERAL MERCHANDISE STORES ......................     11,778            0.01
  HEALTH SERVICES .................................         46            0.00
  HEAVY CONSTRUCTION, EXCEPT BUILDING .............        164            0.00
  HOLDING AND OTHER INVESTMENT OFFICES ............      1,061            0.00
  INSTRUMENTS AND RELATED PRODUCTS ................         12            0.00
  INSURANCE AGENTS, BROKERS AND SERVICE ...........      7,147            0.01
  INSURANCE CARRIERS ..............................      8,998            0.01
  METAL MINING ....................................      1,294            0.00
  NONDEPOSITORY INSTITUTIONS ......................         88            0.00
  OIL AND GAS EXTRACTION ..........................      2,914            0.00
  PAPER AND ALLIED PRODUCTS .......................          6            0.00
  PRIMARY METAL INDUSTRIES ........................        199            0.00
  PRINTING AND PUBLISHING .........................     30,733            0.02
  REAL ESTATE .....................................        273            0.00
  RUBBER AND MISCELLANEOUS
   PLASTIC PRODUCTS ...............................      8,268            0.01
  STONE, CLAY, AND GLASS PRODUCTS .................        205            0.00
  TRANSPORTATION EQUIPMENT ........................      7,712            0.01
                                                    ----------          ------
 TOTAL PREFERRED STOCK
   (COST $106,678) ................................    169,171            0.13
                                                    ----------          ------
 COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS ................... $   34,955            0.03%
  AGRICULTURAL SERVICES ...........................      2,861            0.00
  AMUSEMENT AND RECREATION SERVICES ...............    255,257            0.20
  APPAREL AND ACCESSORY STORES ....................    727,621            0.58
  APPAREL AND OTHER TEXTILE PRODUCTS ..............    178,744            0.14
  AUTO REPAIR, SERVICES AND PARKING ...............     60,038            0.05
  AUTOMOTIVE DEALERS AND SERVICE STATIONS .........     61,790            0.05
  BUILDING MATERIALS AND GARDEN SUPPLIES ..........    903,509            0.72
  BUSINESS SERVICES ...............................  7,780,285            6.20
  CHEMICALS AND ALLIED PRODUCTS ................... 14,033,978           11.18
  COAL MINING .....................................      2,303            0.00
  COMMUNICATIONS .................................. 17,095,472           13.62
  DEPOSITORY INSTITUTIONS ......................... 11,365,971            9.06
  EATING AND DRINKING PLACES ......................    755,091            0.60
  EDUCATIONAL SERVICES ............................     23,272            0.02
  ELECTRIC, GAS, AND SANITARY SERVICES ............  4,474,316            3.57
  ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT ..................................... 10,159,275            8.10
  ENGINEERING AND MANAGEMENT SERVICES .............    151,253            0.12
  FABRICATED METAL PRODUCTS .......................    824,131            0.66
  FISHING, HUNTING, AND TRAPPING ..................          6            0.00
  FOOD AND KINDRED PRODUCTS .......................  4,246,043            3.38
  FOOD STORES .....................................  1,094,446            0.87
  FORESTRY ........................................     30,046            0.02
  FURNITURE AND FIXTURES ..........................    201,639            0.16
  FURNITURE AND HOMEFURNISHINGS STORES ............    383,261            0.31
  GENERAL BUILDING CONTRACTORS ....................    201,185            0.16
  GENERAL MERCHANDISE STORES ......................  2,500,972            1.99
  HEALTH SERVICES .................................    446,286            0.36
  HEAVY CONSTRUCTION, EXCEPT BUILDING .............    105,244            0.08
  HOLDING AND OTHER INVESTMENT OFFICES ............    905,525            0.72
  HOTELS AND OTHER LODGING PLACES .................    306,275            0.24
  INDUSTRIAL MACHINERY AND EQUIPMENT ..............  9,480,255            7.55
  INSTRUMENTS AND RELATED PRODUCTS ................  2,847,332            2.27
  INSURANCE AGENTS, BROKERS AND SERVICE ...........    215,555            0.17
  INSURANCE CARRIERS ..............................  6,169,353            4.92
  LEATHER AND LEATHER PRODUCTS ....................     11,745            0.01
  LEGAL SERVICES ..................................      3,501            0.00
  LOCAL AND INTERURBAN PASSENGER TRANSIT ..........    116,789            0.09
  LUMBER AND WOOD PRODUCTS ........................    272,249            0.22
  METAL MINING ....................................    371,542            0.30
  MISCELLANEOUS MANUFACTURING
    INDUSTRIES ....................................    407,647            0.33
  MISCELLANEOUS RETAIL ............................    890,997            0.71
  MOTION PICTURES .................................    967,775            0.77
  NONDEPOSITORY INSTITUTIONS ......................  2,260,721            1.80
  NONMETALLIC MINERALS, EXCEPT FUELS ..............     77,681            0.06
  OIL AND GAS EXTRACTION ..........................  1,137,829            0.91

10
                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999

                         SUMMARY BY INDUSTRY (Continued)
                                     (000)



                                                       VALUE                %
                                                     ---------            -----
  PAPER AND ALLIED PRODUCTS ..................... $    951,945            0.76%
  PERSONAL SERVICES .............................       99,137            0.08
  PETROLEUM AND COAL PRODUCTS ...................    4,993,103            3.98
  PIPELINES, EXCEPT NATURAL GAS .................       11,664            0.01
  PRIMARY METAL INDUSTRIES ......................      878,836            0.70
  PRINTING AND PUBLISHING .......................    1,130,542            0.90
  RAILROAD TRANSPORTATION .......................      477,133            0.38
  REAL ESTATE ...................................      305,894            0.24
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS ............................      574,774            0.46
  SECURITY AND COMMODITY BROKERS ................    1,386,880            1.11
  SOCIAL SERVICES ...............................        5,471            0.00
  SPECIAL TRADE CONTRACTORS .....................       35,212            0.03
  STONE, CLAY, AND GLASS PRODUCTS ...............      588,254            0.47
  TEXTILE MILL PRODUCTS .........................      103,238            0.08
  TOBACCO PRODUCTS ..............................      977,963            0.78
  TRANSPORTATION BY AIR .........................      605,090            0.48
  TRANSPORTATION EQUIPMENT ......................    4,532,558            3.61
  TRANSPORTATION SERVICES .......................       89,842            0.07
  TRUCKING AND WAREHOUSING ......................      189,747            0.15
  WATER TRANSPORTATION ..........................      253,547            0.20
  WHOLESALE TRADE-DURABLE GOODS .................      181,640            0.15
  WHOLESALE TRADE-NONDURABLE GOODS ..............      949,459            0.76
                                                  ------------          ------
  TOTAL COMMON STOCK
    (COST $67,667,053) ..........................  123,863,950           98.70
                                                  ============           =====
 SHORT TERM INVESTMENTS
  CERTIFICATES OF DEPOSIT ....................... $     54,993             0.04%
  COMMERCIAL PAPER ..............................    2,465,278             1.96
  MEDIUM TERM BONDS .............................       57,530             0.05
  U.S. GOVERNMENT & AGENCIES ....................      347,661             0.28
  VARIABLE RATE NOTES ...........................      106,468             0.09
                                                  ------------           ------
 TOTAL SHORT TERM INVESTMENTS
    (COST $3,033,254) ...........................    3,031,930             2.42
                                                  ------------           ------
 TOTAL PORTFOLIO
    (COST $70,896,334) ..........................  127,176,740           101.34
       OTHER ASSETS & LIABILITIES, NET ..........   (1,675,583)           (1.34)
                                                  ------------           ------
  NET ASSETS .................................... $125,501,157           100.00%
                                                  ============           ======



                        See notes to financial statements.                    11

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (Unaudited)
                                  JUNE 30, 1999

                               SUMMARY BY COUNTRY

                                                       Value
                                                       (000)                 %
                                                     ---------              ---

DOMESTIC
  UNITED STATES                                  $ 100,679,335            79.17%
                                                  ------------           ------
TOTAL DOMESTIC                                     100,679,335            79.17
                                                  ------------           ------
FOREIGN
  ARGENTINA                                             16,806             0.01
  AUSTRALIA                                            637,143             0.50
  AUSTRIA                                               34,633             0.03
  BELGIUM                                              273,296             0.22
  BRAZIL                                                17,944             0.02
  CANADA                                               830,767             0.65
  CHILE                                                 67,645             0.05
  CHINA                                                 13,522             0.01
  DENMARK                                              135,507             0.11
  FINLAND                                              519,502             0.41
  FRANCE                                             2,068,315             1.63
  GERMANY                                            2,090,361             1.64
  HONG KONG                                            459,867             0.36
  HUNGARY                                                5,336             0.00
  INDIA                                                132,379             0.10
  IRELAND                                              183,259             0.14
  ITALY                                              1,098,141             0.86
  JAPAN                                              5,317,940             4.18
  LUXEMBOURG                                            10,887             0.01
  MALAYSIA                                              59,854             0.05
  MEXICO                                                 4,410             0.00
  NETHERLANDS                                        1,403,399             1.10
  NEW ZEALAND                                           37,624             0.03
  NORWAY                                                84,495             0.07
  PORTUGAL                                             123,025             0.10
  SINGAPORE                                            202,589             0.16
  SOUTH AFRICA                                          28,635             0.02
  SPAIN                                                751,263             0.59
  SWEDEN                                               630,892             0.50
  SWITZERLAND                                        1,470,760             1.16
  UNITED KINGDOM                                     4,754,541             3.74
  ZIMBABWE                                                 738             0.00
                                                  ------------           ------
TOTAL FOREIGN                                       23,465,475            18.45
TOTAL SHORT TERM                                     3,031,930             2.38
                                                  ------------           ------
TOTAL PORTFOLIO                                   $127,176,740           100.00%
                                                  ============           ======

                       See notes to financial statements.
12

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999



                                                                     VALUE
  PRINCIPAL                                                          (000)
  ---------                                                        ---------
BONDS--0.09%
CORPORATE BONDS--0.09%
  AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
$     413,400       o UGLY DUCKLING CORP (SUB DEB)
                        12.000%, 10/23/03 ....................  $         413
                                                                -------------
  DEPOSITORY INSTITUTIONS--0.02%
      210,884(1)    BANCA INTESA (CV DEB)
                       1.600%, 01/01/03 ......................            393
       16,220(1)    BANCA INTESA (CV DEB) (RISP)
                       1.600%, 01/01/03 ......................             37
2,580,000,000(2)    FUJI BANK
                       0.250%, 02/01/02 ......................         15,075
  983,000,000(2)    MITSU TRUST & BANKING (CV DEB)
                       0.500%, 10/01/07 ......................          4,802
                                                                -------------
                                                                       20,307

  ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
    4,979,000       WMX TECHNOLOGIES, INC
                       (SUB CV NOTE)
                       2.000%, 04/24/05 ......................          5,402
                                                                -------------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.01%
  950,000,000(2)    SONY CORP
                       1.400%, 03/31/05 ......................         13,146
                                                                -------------
  HOLDING AND OTHER INVESTMENT OFFICES--0.00%
       24,621       VALUE REALISATION TRUST DEB
                       1.400%, 09/30/06 ......................             70
                                                                -------------
  METAL MINING--0.00%
      791,298       RGC GOLD
                       0.000%, 12/31/00 ......................            313
                                                                -------------
  SECURITY AND COMMODITY BROKERS--0.05%
   26,025,000       MORGAN STANLEY DEAN WITTER
                       7.500%, 05/08/00 ......................         54,660
    5,987,000          3.000%, 05/17/00 ......................         11,390
                                                                -------------
                                                                       66,050
                                                                -------------
  TRUCKING AND WAREHOUSING--0.01%
  340,000,000(2)    YAMATO TRANSPORT (CV DEB)
                       1.700%, 09/30/02 ......................          5,632
                                                                -------------
                    TOTAL CORPORATE BONDS
                       (COST $88,968) ........................        111,333
                                                                -------------
GOVERNMENT BONDS--0.00%
  GOVERNMENT BONDS--0.00%
      325,000       U.S. TREASURY BOND
                       11.750%, 02/15/01 .....................            356
                                                                -------------
                    TOTAL GOVERNMENT BONDS
                       (COST $381) ...........................            356
                                                                -------------
                    TOTAL BONDS
                       (COST $89,349) ........................        111,689
                                                                -------------
-------
(1) Denominated in Italian Lira
(2) Denominated in Japanese Yen





                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  PREFERRED STOCK--0.13%
  APPAREL AND OTHER TEXTILE PRODUCTS--0.00%
      5,050      ESCADA AG. ...................................  $         677
                                                                 -------------
  BUSINESS SERVICES--0.03%
    101,250   [] SAP AG. ......................................         40,462
                                                                 -------------
  CHEMICALS AND ALLIED PRODUCTS--0.01%
    941,176   #o ADVANCED MEDICINE SERIES C ...................          8,000
      1,713      CIN-CORPARACAO INDUSTRIAL ....................             39
     23,000    o HENKEL KGAA ..................................          1,570
     25,000    o MONSANTO CO ..................................          1,003
  2,758,725   #o NETGENICS, INC CV SERIES D ...................          5,517
         40      WELLA GROUP AG. ..............................             29
                                                                 -------------
                                                                        16,158
                                                                 -------------
  COMMUNICATIONS--0.01%

     85,158      AIRTOUCH COMMUNICATIONS, INC CV SERIES C .....         12,577
 66,267,124      EMBRATEL PARTICIPACOES S.A. ..................            919
 66,267,124    o TELEBRAS S.A. ................................              3
 72,681,357      TELECENTROESTE CELULAR PARTICIPACOES S.A......             91
 66,267,124      TELECENTRO-SUL PARTICIPACOES S.A. ............           728
 66,267,124      TELENORTE-LESTE PARTICIPACOES S.A. ...........          1,203
 66,267,124    o TELESP CELULAR S.A. ..........................            695
 66,267,124      TELESP PARTICIPACOES S.A. ....................          1,551
 66,267,124      TELESUDESTE CELULAR S.A. .....................            376
 66,267,124      TELESUL CELULAR PARTICIPACOES S.A. ...........            140
                                                                 -------------
                                                                        18,283
                                                                 -------------
  DEPOSITORY INSTITUTIONS--0.00%
  2,252,000      BANCO ITAU S.A. .............................           1,156
219,454,122      BRADESCO S.A. ...............................           1,114
                                                                 -------------
                                                                         2,270
                                                                 -------------
  ELECTRIC, GAS, AND SANITARY SERVICES--0.01%
 38,848,207      CEMIG S.A. ..................................             811
 23,122,930      CENTRAIS GERADORAS BRASIL ...................              19
     27,304      CIA PAULISTA DE FORCA & LUZ .................               2
     18,310    o CIA PAULISTA E LUZ-DVD ......................               1
 23,122,930      ELECTROBRAS S.A. SERIES B ...................             466
  2,491,107    o ELETROPAULO METROPOLITANA ...................             111
      5,000      HOUSTON INDUSTRIES, INC ACES ................             596
    170,870    o RHEIN-WESTFALEN ELECTRIC AG. (NON-VOTE) .....           5,939
                                                                 -------------
                                                                         7,945
                                                                 -------------
  FABRICATED METAL PRODUCTS--0.00%
      5,748      FRIEDRICH-GROHE AG. .........................           1,624
                                                                 -------------
  FOOD AND KINDRED PRODUCTS--0.00%
  1,516,000    o BRAHMA S.A. .................................             854
                                                                 -------------
  GENERAL MERCHANDISE STORES--0.01%
    210,200      HARCOURT GENERAL, INC SERIES A ..............          11,778
                                                                 -------------
  HEALTH SERVICES--0.00%
      8,534    o MEDIQ, INC SERIES A .........................              46
                                                                 -------------
  HEAVY CONSTRUCTION, EXCEPT BUILDING--0.00%
      5,500    o BAU HOLDINGS AG. ............................             164
                                                                 -------------
  HOLDING AND OTHER INVESTMENT OFFICES--0.00%
     18,432      KIMCO REALTY CORP SERIES D ..................             452
     11,020      PRIME RETAIL, INC ...........................             176
     10,063      SUPERIOR TRUST I SERIES A ...................             433
                                                                 -------------
                                                                         1,061
                                                                 -------------
  INSTRUMENTS AND RELATED PRODUCTS--0.00%
    816,100    o FRESENIUS MEDICAL CARE (CLASS D) ............              12
                                                                 -------------


                       See notes to financial statements.                     13

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------
   INSURANCE AGENTS, BROKERS AND SERVICE -- 0.01%
     15,000      MARSCHOLLER LAUT UND PARTNER ................   $       7,147
                                                                 -------------
  INSURANCE CARRIERS--0.01%

    106,672      AETNA, INC SERIES C ........................            7,920
     12,900      AXA COLONIA KONZERN AG. ....................            1,078
                                                                 -------------
                                                                         8,998
                                                                 -------------
  METAL MINING--0.00%
     65,532      VALE DO RIO DOCE NAVEGACAO S.A.
                 SERIES A ...................................            1,294
                                                                 -------------
  NONDEPOSITORY INSTITUTIONS--0.00%
     23,604      INTERNATIONALE NEDERLANDEN GROEP NV ........               88
                                                                 -------------
  OIL AND GAS EXTRACTION--0.00%
 18,787,000      PETROBRAS S.A. .............................            2,914
                                                                 -------------
  PAPER AND ALLIED PRODUCTS--0.00%
      1,670      BUHRMANN NV ................................                6
                                                                 -------------
  PRIMARY METAL INDUSTRIES--0.00%
  1,600,000    o MET GERDAU S.A. ............................               48
     44,800      USINAS SIDER MINAS GERAIS S.A. .............              151
                                                                 -------------
                                                                           199
                                                                 -------------
  PRINTING AND PUBLISHING--0.02%
  4,033,997   [] NEWS CORP LTD (LTD- VOTE) ..................           30,733
                                                                 -------------
  REAL ESTATE--0.00%
     18,300      PRICE ENTERPRISES, INC .....................              273
                                                                 -------------
  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.01%
    132,287      SEALED AIR CORP (CLASS A) ..................            8,268

                                                                 -------------
  STONE, CLAY, AND GLASS PRODUCTS--0.00%
        679      DYCKERHOFF ZEMENTWERKE AG. .................              205
                                                                 -------------
  TRANSPORTATION EQUIPMENT--0.01%
     31,500    o MAN AG. (VORZUG) ...........................              715
     12,900      RHEINMETALL AG. ............................              231
    183,000      VOLKSWAGEN AG. .............................            6,766
                                                                 -------------
                                                                         7,712
                                                                 -------------
  TOTAL PREFERRED STOCK
    (COST $106,678) .........................................          169,171
                                                                 -------------
COMMON STOCK--98.70%
  AGRICULTURAL PRODUCTION-CROPS--0.03%

     14,872  []o AGRITOPE, INC ..............................               52
      3,309      DELTA & PINE LAND CO .......................              104
    758,000      GOLDEN HOPE PLANTATIONS BERHAD .............              586
     15,900      KORN-OG FODERSTOF KOMPAGNIET AS ............              354
    869,563      PIONEER-HI-BRED INTERNATIONAL, INC .........           33,859
                                                                 -------------
                                                                        34,955
                                                                 -------------
  AGRICULTURAL SERVICES--0.00%
    117,600      CADIZ, INC .................................            1,110
     69,512      CRESUD SACIFYA .............................               75
    123,600      VETERINARY CENTERS OF AMERICA, INC .........            1,676
                                                                 -------------
                                                                         2,861
                                                                 -------------
  AMUSEMENT AND RECREATION SERVICES--0.20%
     56,076    o AMERICAN SKIING CO .........................              228
    219,500  []o AMF BOWLING, INC ...........................            1,852
    113,200    o ANCHOR GAMING CO ...........................            5,441
    176,000    o ARGOSY GAMING CORP .........................            1,551
    110,329  []o BALLY TOTAL FITNESS HOLDINGS CORP ..........            3,131
    613,000    o BERJAYA SPORTS TOTO BERHAD .................            1,278
    258,645    o BOYD GAMING CORP ...........................            1,811
     14,400    o CHAMPIONSHIP AUTO RACING TEAMS, INC ........              431
      4,800   [] CHURCHILL DOWNS, INC .......................              166
      1,800      DOVER DOWNS ENTERTAINMENT, INC .............               32
  2,640,788      EMI GROUP PLC ..............................           21,188
      2,100  []o FAMILY GOLF CENTERS, INC ...................               16
    117,700    o FLORIDA PANTHERS HOLDINGS, INC .............            1,258
  2,993,755      GRANADA GROUP LTD (CLASS A) ................           55,543
    962,574    o HARRAH'S ENTERTAINMENT, INC ................           21,177
    132,200    o HOLLYWOOD PARK, INC ........................            2,247
      8,800    o INTERNATIONAL SPEEDWAY CORP (CLASS A) ......              418
      2,750    o ISLE OF CAPRI CASINOS, INC .................               19
     67,000    o LAKES GAMING, INC ..........................              733
  1,324,950    o MAGNUM CORP BERHAD .........................              870
    236,417    o MIRAGE RESORT, INC .........................            3,960
    735,000    o MULTI-PURPOSE HOLDINGS BERHAD ..............              392
     48,760    o PENN NATIONAL GAMING, INC ..................              451
     13,000    o PLAYERS INTERNATIONAL, INC .................               93
  2,796,428    o PREMIER PARKS, INC .........................          102,769
     57,934    o PRESIDENT CASINOS, INC .....................              101
        700      SANKYO CO LTD ..............................               33
    148,577    o SFX ENTERTAINMENT, INC (CLASS A) ...........            9,509
     16,640    o SKIS ROSSIGNOL S.A. ........................              223
      5,100    o SPEEDWAY MOTORSPORTS, INC ..................              200
    208,623      STAR CITY HOLDINGS LTD .....................              203
    129,197    o STATION CASINOS, INC .......................            2,632
    922,721   [] TABCORP HOLDINGS LTD .......................            6,217
    232,000    o TOKYO DOME CORP ............................            1,346
    380,000      TOKYO TOKEIBA CO LTD .......................              622
    199,400    o WESTWOOD ONE, INC ..........................            7,116
                                                                 -------------
                                                                       255,257
                                                                 -------------
  APPAREL AND ACCESSORY STORES--0.58%
    965,502    o ABERCROMBIE & FITCH CO (CLASS A) ...........           46,344
    213,200    o AMERICAN EAGLE OUTFITTERS, INC .............            9,701
     87,002    o ANN TAYLOR STORES CORP .....................            3,915
    109,050    o BUCKLE, INC ................................            3,135
      1,024      BURLINGTON COAT FACTORY
                 WAREHOUSE CORP .............................               20
    286,400      CATO CORP (CLASS A) ........................            3,329
     23,100    o CHARMING SHOPPES, INC ......................              141
     66,300    o CHILDRENS PLACE RETAIL STORES ..............            2,685
    233,100      CLAIRES STORES, INC ........................            5,973
    108,618      CLAIRES STORES, INC (CLASS A) ..............            2,783
    163,000      DEB SHOPS, INC .............................            3,240
     62,441      DOUGLAS HOLDINGS AG. .......................            2,801
    106,100    o DRESS BARN, INC ............................            1,698
      7,469      EDGARS CONSOLIDATED STORES LTD .............               58
      4,184   xo EDISON BROTHERS STORES WTS 09/26/05 ........                0
    123,000    o FINISH LINE, INC (CLASS A) .................            1,384
    262,769    o FOOTSTAR, INC ..............................            9,772
     50,000    o GADZOOKS, INC ..............................              800
  4,830,982      GAP, INC ...................................          243,361
    561,300    o GENESCO, INC ...............................            8,174
    109,600    o GOODYS FAMILY CLOTHING, INC ................            1,254
    202,400    o GYMBOREE CORP ..............................            2,125
  2,122,380   [] HENNES & MAURITZ AB SERIES B ...............           52,423
    116,217   [] INTIMATE BRANDS, INC (CLASS A) .............            5,506
      1,550  []o JUST FOR FEET, INC .........................               10
  3,467,092      LIMITED, INC ...............................          157,319
    166,050    o MENS WAREHOUSE, INC ........................            4,234
    146,090      NORDSTROM, INC .............................            4,894
     35,100    o NORTH FACE, INC ............................              347
    140,475    o PACIFIC SUNWEAR CALIFORNIA, INC ............            3,424
        200    o PAUL HARRIS STORES, INC ....................                1
    203,743    o PAYLESS SHOESOURCE, INC ....................           10,900
    183,600    o PETRIE STORES CORP (LIQUIDATING TRUST) .....              436
    810,000      ROSS STORES, INC ...........................           40,804
      1,908      SALAMANDER AG. .............................              287
        500      SHIMAMAURA CO LTD ..........................               42
     11,300    o STAGE STORES, INC ..........................               73
    171,600    o STEIN MART, INC ............................            1,609
     87,903  []o SYMS CORP ..................................              714
      1,000      TALBOTS, INC ...............................               38
  2,598,666      TJX COS, INC ...............................           86,568
     12,900    o URBAN OUTFITTERS, INC ......................              324


14                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  APPAREL AND ACCESSORY STORES--(CONTINUED)
    139,500    o WET SEAL, INC (CLASS A) .......................         3,993
     26,000    o YORK-BENIMARU .................................           982
                                                                 -------------
                                                                       727,621
                                                                 -------------
  APPAREL AND OTHER TEXTILE PRODUCTS--0.14%

    194,900      AOYAMA TRADING CO LTD .........................         6,151
    121,268      AUTHENTIC FITNESS CORP ........................         2,122
  5,619,500   [] BENETTON GROUP S.P.A. .........................        11,069
     72,000    o COLUMBIA SPORTSWEAR CO ........................         1,107
      1,900    o CYRK, INC .....................................            12
    156,400    o DONNA KARAN INTERNATIONAL, INC ................         1,554
         17      ESCADA AG. (STAMM) ............................             2
    185,937    o FRUIT OF THE LOOM LTD (CLASS A) ...............         1,813
      4,800    o GUESS ?, INC ..................................            66
    846,000      GUNZE LTD .....................................         2,237
     12,630    o HARTMARX CORP .................................            53
  1,251,455    o JONES APPAREL GROUP, INC ......................        42,941
    253,890      KELLWOOD CO ...................................         6,887
  2,491,000   [] KURARAY CO LTD ................................        29,964
    424,800      LIZ CLAIBORNE, INC ............................        15,505
    325,400    o NAUTICA ENTERPRISES, INC ......................         5,491
    197,000      ONWARD KASHIYMA CO LTD ........................         2,165
    217,500      OSHKOSH B'GOSH, INC (CLASS A) .................         4,595
     97,500      OXFORD INDUSTRIES, INC ........................         2,760
     13,193   xo PARAGON TRADE BRANDS, INC .....................             9
    307,733      PHILLIPS VAN HEUSEN CORP ......................         3,039
      4,423      PILLOWTEX CORP ................................            72
     84,800    o POLO RALPH LAUREN CORP ........................         1,611
    330,600    o QUIKSILVER, INC ...............................         8,616
    742,100  []o RENOWN, INC ...................................         1,042
    295,000   [] TOKYO STYLE CO LTD ............................         3,168
      8,900    o TOMMY HILFIGER CORP ...........................           654
    240,158      VF CORP .......................................        10,267
    392,055      WACOAL CORP ...................................         3,990
    365,699      WARNACO GROUP, INC (CLASS A) ..................         9,782
                                                                 -------------
                                                                       178,744
                                                                 -------------
  AUTO REPAIR, SERVICES AND PARKING--0.05%
    468,183    o AVIS RENT A CAR, INC ..........................        13,636
    173,601    o BUDGET GROUP, INC .............................         2,137
      1,000      CENTRAL PARKING CORP ..........................            34
  1,067,000    o COMFORT GROUP LTD .............................           658
    382,218    o DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ..........         8,887
    129,265      HERTZ CORP (CLASS A) ..........................         8,014
     65,697    o IMPERIAL HOLDINGS LTD .........................           653
    217,457      MIDAS, INC ....................................         6,170
     61,770    o NATIONAL AUTO CREDIT, INC .....................            62
    700,167      ROLLINS TRUCK LEASING CORP ....................         7,789
    461,452      RYDER SYSTEM, INC .............................        11,998
                                                                 -------------
                                                                        60,038
                                                                 -------------
  AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.05%
     25,800   [] AUTOBACS SEVEN CO LTD .........................         1,253
  1,277,549    o AUTONATION, INC ...............................        22,756
    279,900    o AUTOZONE, INC .................................         8,432
    215,700      CANADIAN TIRE, INC (CLASS A) ..................         6,267
      2,300    o CIRCUIT CITY STORES, INC (CARMAX GROUP) .......            12
    270,800    o COPART, INC ...................................         5,755
    235,400    o CSK AUTO CORP .................................         6,356
     97,498    o DISCOUNT AUTO PARTS, INC ......................         2,352
    110,100    o GROUP 1 AUTOMOTIVE, INC .......................         2,326
     96,286      LEX SERVICE GROUP LTD .........................           886
    323,958      LONHRO AFRICA PLC .............................           245
     48,100    o OREILLY AUTOMOTIVE, INC .......................         2,423
      7,922      PENDRAGON PLC .................................            21
     74,305      PEP BOYS MANNY, MOE, & JACK CO ................         1,607
    103,400    o UNITED AUTO GROUP, INC ........................         1,060
      2,700    o WEST MARINE, INC ..............................            39
                                                                 -------------
                                                                        61,790
                                                                 -------------
  BUILDING MATERIALS AND GARDEN SUPPLIES--0.72%
    420,851      CRH PLC .......................................         7,465
    118,300   [] FASTENAL CO ...................................         6,203
 11,321,189      HOME DEPOT, INC ...............................       729,509
  2,567,730      LOWES COS, INC ................................       145,558
     39,189      PORTLAND VALDERRIVAS S.A. .....................         1,233
        900    o TRACTOR SUPPLY CO .............................            25
  1,795,718      WOLSELEY PLC ..................................        13,516
                                                                 -------------
                                                                       903,509
                                                                 -------------
  BUSINESS SERVICES--6.20%
        100    o 3DO CO ........................................             0
     93,000      AARON RENTS, INC ..............................         2,069
    112,300    o ABACUS DIRECT CORP ............................        10,275
      3,100      ABM INDUSTRIES, INC ...........................            95
    837,700    o ACCLAIM ENTERTAINMENT, INC ....................         5,340
     25,454    o ACKERLEY GROUP, INC ...........................           463
    819,279    o ACNEILSEN CORP ................................        24,783
      1,900    o ACTIVISION, INC ...............................            28
    269,720    o ACXIOM CORP ...................................         6,726
    218,500      ADECCO S.A. ADR ...............................        14,640
     54,654    o ADECCO S.A. (REGD) ............................        29,285
      8,400    o ADMINSTAFF, INC ...............................           134
    671,144      ADOBE SYSTEMS, INC ............................        55,139
     26,700    o ADVANTAGE LEARNING SYSTEMS, INC ...............           591
     80,300    o ADVENT SOFTWARE, INC ..........................         5,380
    335,530    o ADVO, INC .....................................         6,962
    212,800    o AFFILIATED COMPUTER SERVICES, INC .............        10,773
     66,100    o ALTERNATIVE RESOURCES CORP ....................           463
  7,227,561      AMERICA ONLINE, INC ...........................       798,645
    684,825    o AMERICAN MANAGEMENT SYSTEMS, INC ..............        21,957
     10,300    o AMERICAN SOFTWARE, INC (CLASS A) ..............            46
    200,900      ANALYSTS INTERNATIONAL CORP ...................         2,888
     63,300  []o ANSWERTHINK CONSULTING GROUP ..................         1,598
    157,200    o APAC TELESERVICES, INC ........................           511
     46,000    o APTECH LTD ....................................           759
     46,300    o ARIS CORP .....................................           385
    104,500    o ASPECT DEVELOPMENT, INC .......................         1,933
      2,100    o ASPEN TECHNOLOGY, INC .........................            25
    301,000      AUTODESK, INC .................................         8,898
  3,725,281      AUTOMATIC DATA PROCESSING, INC ................       163,912
    351,400    o AVANT CORP ....................................         4,436
     74,900    o AVT CORP ......................................         2,837
    110,600    o AXENT TECHNOLOGIES, INC .......................         1,230
      8,551    o AZTEC TECHNOLOGY PARTNERS, INC ................            16
        200    o BANYAN SYSTEMS, INC ...........................             2
    208,500  []o BEA SYSTEMS, INC ..............................         5,955
     59,900    o BILLING CONCEPTS CORP .........................           670
     22,300    o BISYS GROUP, INC ..............................         1,305
  1,244,582    o BMC SOFTWARE, INC .............................        67,207
    186,100    o BORG-WARNER SECURITY CORP .....................         3,780
     38,700    o BORON, LEPORE & ASSOCIATES, INC ...............           324
    119,200    o BROADVISION, INC ..............................         8,791
    146,928    o BUILDING ONE SERVICES CORP ....................         2,039
        200    o CACI INTERNATIONAL, INC (CLASS A) .............             5
  1,898,074    o CADENCE DESIGN SYSTEMS, INC ...................        24,200
     39,900    o CAMBRIDGE TECHNOLOGY PARTNERS, INC ............           701
    192,150  []o CAP GEMINI S.A. ...............................        30,200
    800,000      CAPITA GROUP PLC ..............................         8,279
    124,400  []o CARIBINER INTERNATIONAL, INC ..................           770
     62,462    o CATALINA MARKETING CORP .......................         5,747
      1,200    o CCC INFORMATION SERVICES GROUP, INC ...........            15
     69,848    o CDI CORP ......................................         2,379
      4,790    o CELLULAR TECHNICAL SERVICES CO ................            16
    153,200  []o CENTURY BUSINESS SERVICES, INC ................         2,221
  3,052,877    o CERIDIAN CORP .................................        99,791
    170,800    o CERNER CORP ...................................         3,581
    133,800    o CHECKFREE HOLDINGS CORP .......................         3,688


                       See notes to financial statements.                     15

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  BUSINESS SERVICES--(CONTINUED)
    146,829    o CHOICEPOINT, INC ..............................   $     9,856
    663,900    o CIBER, INC ....................................        12,697
    393,870    o CITRIX SYSTEMS, INC ...........................        22,254
     69,300    o CLARIFY, INC ..................................         2,859
    464,904  []o CMGI, INC .....................................        53,028
    326,630  []o CNET, INC .....................................        18,822
    183,974    o COMDISCO, INC .................................         4,714
     90,600    o COMPAREX HOLDINGS LTD .........................           571
     89,287    o COMPLETE BUSINESS SOLUTIONS, INC ..............         1,602
  3,197,405      COMPUTER ASSOCIATES
                 INTERNATIONAL, INC ............................       175,857
    260,600    o COMPUTER HORIZONS CORP ........................         3,600
  1,581,481    o COMPUTER SCIENCES CORP ........................       109,419
    213,619      COMPUTER TASK GROUP, INC ......................         3,632
  2,628,800    o COMPUWARE CORP ................................        83,629
    194,400    o CONCORD COMMUNICATIONS, INC ...................         8,748
  1,809,379    o CONVERGYS CORP ................................        34,831
     13,800    o CORSAIR COMMUNICATIONS, INC ...................            59
    161,800    o CORT BUSINESS SERVICES CORP ...................         3,873
     80,900    o COTELLIGENT, INC ..............................           632
    156,000      CREATIVE TECHNOLOGY LTD .......................         2,034
    961,800    o CSG SYSTEMS INTERNATIONAL, INC ................        25,187
     49,800   [] CSK CORP ......................................         1,131
      4,894    o CYBERGUARD CORP ...............................             6
      2,400    o DAOU SYSTEMS, INC .............................            14
    224,100  []o DASSAULT SYSTEMS S.A. .........................         7,407
        338    o DATA BROADCASTING CORP ........................             4
     42,900  []o DATA DIMENSIONS, INC ..........................           142
    108,400    o DATA PROCESSING RESOURCES CORP ................         2,561
    230,590    o DATASTREAM SYSTEMS, INC .......................         3,689
     55,285    o DBT ONLINE, INC ...............................         1,811
      1,100  []o DECISIONONE HOLDINGS CORP .....................             2
     13,200    o DELTEK SYSTEMS, INC ...........................           130
    153,100    o DENDRITE INTERNATIONAL, INC ...................         5,531
      3,000    o DIGITAL LIGHTWAVE, INC ........................            18
     26,400  []o DOCUMENTUM, INC ...............................           345
    218,400  []o DOUBLECLICK, INC ..............................        20,038
    239,338    o DST SYSTEMS, INC ..............................        15,048
    122,000    o EARTHLINK NETWORK, INC ........................         7,495
      2,952    o ECLIPSYS CORP .................................            71
      2,600    o ELECTRO RENT CORP .............................            28
    361,700    o ELECTRONIC ARTS, INC ..........................        19,622
  2,149,945      ELECTRONIC DATA SYSTEMS CORP ..................       121,606
    410,300    o ELECTRONICS FOR IMAGING, INC ..................        21,079
    185,000    o EMPLOYEE SOLUTIONS, INC .......................           220
     51,600  []o ENGINEERING ANIMATION, INC ....................         1,093
     31,129    o EPICOR SOFTWARE CORP ..........................           232
    388,682    o EQUANT NV .....................................        35,836
  1,019,498      EQUIFAX, INC ..................................        36,383
    469,414    o EXCITE AT HOME ................................        25,319
     57,550    o FACTSET RESEARCH SYSTEMS, INC .................         3,259
    157,542      FAIR ISSAC & CO, INC ..........................         5,524
     15,900    o FILENET CORP ..................................           182
  3,119,225      FIRST DATA CORP ...............................       152,647
    275,793    o FISERV, INC ...................................         8,636
        200    o FORRESTER RESEARCH, INC .......................             5
        100    o FORTE SOFTWARE, INC ...........................             1
    107,320  []o GENERAL MAGIC, INC ............................           379
    250,100    o GENESYS TELECOMMUNICATIONS
                 LABORATORIES, INC .............................         6,253
    320,095      GERBER SCIENTIFIC, INC ........................         7,062
    243,470    o GETRONICS NV ..................................         9,366
      9,500    o GETTY IMAGES, INC .............................           179
      8,472    o GRANDE HOLDINGS WTS 10/15/00 ..................             0
     19,800    o GREAT PLAINS SOFTWARE, INC ....................           934
    132,800    o GT INTERACTIVE SOFTWARE CORP ..................           465
    662,779    o GTECH HOLDINGS CORP ...........................        15,617
      4,400    o HTE, INC ......................................            15
    211,050    o HARBINGER CORP ................................         2,638
    323,000      HAW PAR CORP LTD ..............................           550
      6,300    o HCIA, INC .....................................            56
        100    o HEALTH MANAGEMENT SYSTEMS, INC ................             1
     67,300  []o HNC SOFTWARE ..................................         2,074
      3,075    o HYPERION SOLUTIONS CORP .......................            55
     32,100    o I2 TECHNOLOGIES, INC ..........................         1,380
     25,800    o IDX SYSTEMS CORP ..............................           582
     24,800    o IKOS SYSTEMS, INC .............................           243
    619,182    o IMATION CORP ..................................        15,363
    457,450    o IMRGLOBAL CORP ................................         8,806
  2,384,253      IMS HEALTH, INC ...............................        74,508
      4,741    o INACOM CORP ...................................            60
     48,100    o INDUS INTERNATIONAL, INC ......................           207
      3,600    o INDUSTRI-MATEMATIK INTERNATIONAL CORP .........             9
      3,000      INES CORP .....................................            39
     20,700  []o INFORMATION ARCHITECTS CORP ...................            49
      2,900    o INFORMATION RESOURCES, INC ....................            25
  1,394,650    o INFORMIX CORP .................................        11,898
    164,200    o INFOSEEK CORP .................................         7,871
     47,400    o INFOUSA, INC (CLASS A) ........................           421
     98,700    o INFOUSA, INC (CLASS B) ........................           839
     71,237  []o INPRISE CORP ..................................           347
        500    o INSO CORP .....................................             3
     12,450    o INSPIRE INSURANCE SOLUTIONS, INC ..............           181
      3,500    o INSURANCE AUTO AUCTIONS, INC ..................            56
     14,900    o INTEGRATED SYSTEMS, INC .......................           175
     24,900  []o INTELLIGROUP, INC .............................           177
     22,965    o INTERGRAPH CORP ...............................           178
    386,600    o INTERIM SERVICES, INC .........................         7,974
    642,350    o INTERNATIONAL NETWORK SERVICES ................        25,935
    439,900    o INTERNATIONAL TELECOMMUNICATIONS ..............         7,038
     61,900      INTERPOOL, INC ................................           805
    827,700      INTERPUBLIC GROUP OF COS, INC .................        71,700
    307,300    o INTUIT, INC ...................................        27,695
     69,800    o ISS GROUP, INC ................................         2,635
     41,100    o ISS INTERNATIONAL SERVICE SYSTEM AS
                  SERIES B .....................................         2,200
    262,400    o J.D. EDWARDS & CO .............................         4,854
      9,700      JACK HENRY & ASSOCIATES, INC ..................           381
    185,200      JARDINE MATHESON HOLDINGS LTD .................           926
    113,400    o JDA SOFTWARE GROUP, INC .......................         1,056
  1,868,000    o JIT HOLDINGS LTD ..............................         3,401
    280,655    o KEANE, INC ....................................         6,350
    264,715      KELLY SERVICES, INC (CLASS A) .................         8,504
    380,000    o KEPPEL LAND LTD ...............................           714
     44,550    o KEPPEL LAND LTD WTS 12/12/00 ..................            31
     70,162   [] KONAMI CO LTD .................................         2,898
    196,250    o LABOR READY, INC ..............................         6,378
    301,888      LAGARDERE S.C.A. ..............................        11,239
    149,100    o LAMAR ADVERTISING CO (CLASS A) ................         6,104
     80,200  []o LEASING SOLUTIONS, INC ........................            60
     85,600    o LEGATO SYSTEMS, INC ...........................         4,943
    166,400    o LHS GROUP, INC ................................         5,512
    287,771    o LYCOS, INC ....................................        26,439
     72,224    o M-WEB HOLDINGS LTD ............................           299
    230,500    o MACROMEDIA, INC ...............................         8,125
     46,900    o MANHATTAN ASSOCIATES, INC .....................           387
  1,113,000      MANPOWER, INC .................................        25,182
     46,526    o MANUGISTICS GROUP, INC ........................           675
     77,500    o MAPICS, INC ...................................           819
    133,700    o MARCAM SOLUTIONS CORP .........................           999
    139,000    o MASTECH CORP ..................................         2,589
     20,800      MCGRATH RENTCORP ..............................           416
      9,600    o MEDICAL MANAGER CORP ..........................           425
    433,800    o MEDQUIST, INC .................................        18,979
  1,009,900    o MENTOR GRAPHICS CORP ..........................        12,939
      1,830    o MERANT PLC ADR ................................            36


16                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  BUSINESS SERVICES--(CONTINUED)
    237,700    o MERCURY INTERACTIVE CORP ......................   $     8,409
    220,300    o MERKANTILDATA ASA .............................         2,127
    709,550    o METAMOR WORLDWIDE, INC ........................        17,074
    129,000  []o METRO INFORMATION SERVICES, INC ...............         2,145
     71,200    o MICROMUSE, INC ................................         3,551
 28,905,666    o MICROSOFT CORP ................................     2,606,930
        878    o MIDWAY GAMES, INC .............................            11
    232,000    o MINDSPRING ENTERPRISES, INC ...................        10,281
  1,228,424      MISYS PLC .....................................        10,514
     21,700    o MOBIUS MANAGEMENT SYSTEMS, INC ................           179
    736,300    o MODIS PROFESSIONAL SERVICES ...................        10,124
      1,422    o MOMENTUM BUSINESS APPLICANTS, INC .............            10
    110,697    o MSC.SOFTWARE CORP .............................           643
     92,304      NAMCO LTD .....................................         2,478
    181,100      NATIONAL COMPUTER SYSTEMS, INC ................         6,112
    254,355      NATIONAL DATA CORP ............................        10,874
    124,400    o NCO GROUP, INC ................................         4,727
    114,837    o NCR CORP ......................................         5,605
     58,430    o NETMANAGE, INC ................................           126
        100    o NETSPEAK CORP .................................             1
    348,600    o NETWORK APPLIANCE, INC ........................        19,478
     82,300    o NETWORK SOLUTIONS, INC ........................         6,512
    834,580    o NETWORKS ASSOCIATES, INC ......................        12,258
        200    o NEW ERA OF NETWORKS, INC ......................             9
    228,100    o NEWBRIDGE NETWORKS CORP .......................         6,473
      6,106    o NIELSEN MEDIA RESEARCH ........................           179
    328,188    o NIIT LTD ......................................        15,440
      2,300      NORRELL CORP ..................................            43
      1,300    o NORSTAN, INC ..................................            16
    366,400    o NOVA CORP (GEORGIA) ...........................         9,160
     85,000    o NOVACARE EMPLOYEE SERVICES, INC ...............           234
  1,237,100    o NOVELL, INC ...................................        32,783
    203,700    o OBJECTIVE SYSTEMS INTEGRATORS, INC ............           560
     32,200    o ODS NETWORKS, INC .............................           127
    536,494      OLSTEN CORP ...................................         3,387
  1,049,810      OMNICOM GROUP, INC ............................        83,985
     32,700    o ON ASSIGNMENT, INC ............................           854
     22,900  []o ONSALE, INC ...................................           434
    167,100    o OPEN MARKET, INC ..............................         2,371
 10,947,311    o ORACLE CORP ...................................       406,419
     53,432    o OUTDOOR SYSTEMS, INC ..........................         1,950
    227,500    o PACIFIC INTERNET LTD ..........................        10,778
    664,446    o PARAMETRIC TECHNOLOGY CORP ....................         9,219
  1,650,379      PAYCHEX, INC ..................................        52,606
    134,300    o PAYMENTECH, INC ...............................         3,408
     62,700    o PEGASUS SYSTEMS, INC ..........................         2,347
     55,700    o PEGASYSTEMS, INC ..............................           571
    394,000      PENTAFOUR SOFTWARE & EXPORT LTD ...............        10,297
    163,800    o PEOPLESOFT, INC ...............................         2,826
    158,300    o PEREGRINE SYSTEMS, INC ........................         4,066
     11,000    o PERITUS SOFTWARE SERVICES, INC ................             2
    322,648    o PERSONNEL GROUP OF AMERICA, INC ...............         3,226
      1,000    o PHOENIX TECHNOLOGIES LTD ......................            18
    111,200   #o PHYSICIAN COMPUTER NETWORK, INC ...............            28
    574,900      PITTSTON BRINKS GROUP CO ......................        15,379
    425,769    o POLICY MANAGEMENT SYSTEMS CORP ................        12,773
        100    o PRECISION RESPONSE CORP .......................             1
     67,300  []o PREVIEW TRAVEL, INC ...........................         1,476
      2,279    o PRIMARK CORP ..................................            64
     74,900   #o PROCURENET, INC ...............................            11
      8,976    o PRODACTA AG. ..................................           157
    299,500    o PROGRESS SOFTWARE CORP ........................         8,461
     44,300    o PROJECT SOFTWARE & DEVELOPMENT, INC ...........         1,384
     24,546      PROSEGUR COMPANIA DE SEGURIDAD S.A. ...........           274
    418,100    o PSINET, INC ...................................        18,292
      7,200    o QAD, INC ......................................            22
     58,000    o QRS CORP ......................................         4,524
    138,500  []o QUADRAMED CORP ................................         1,125
     25,600    o QUINTEL COMMUNICATIONS ........................            38
        700    o RADIANT SYSTEMS, INC ..........................            10
      3,500    o RADISYS CORP ..................................           136
    928,323    o RATIONAL SOFTWARE CORP ........................        30,577
    116,137    o REALNETWORKS, INC .............................         7,999
    144,700    o REMEDY CORP ...................................         3,889
     38,700    o REMEDYTEMP, INC (CLASS A) .....................           522
    190,593    o RENT WAY, INC .................................         4,693
    223,100    o RENT-A-CENTER, INC ............................         5,354
    205,819    o RENTAL SERVICE CORP ...........................         5,892
  7,697,248      RENTOKIL INITIAL PLC ..........................        30,030
    523,650    o ROBERT HALF INTERNATIONAL, INC ................        13,615
    315,114      ROLLINS, INC ..................................         5,022
    545,153    o ROMAC INTERNATIONAL, INC ......................         4,838
  4,154,434      RUETERS GROUP PLC .............................        54,648
     66,335    o RWD TECHNOLOGIES, INC .........................           692
    412,400    o SABRE GROUP HOLDINGS, INC .....................        28,353
    654,133    o SAFETY-KLEEN CORP .............................        11,856
    586,700    o SAGA SYSTEMS, INC .............................         7,480
     38,200  []o SANCHEZ COMPUTER ASSOCIATES, INC ..............         1,323
      6,100    o SANTA CRUZ OPERATION, INC .....................            40
    178,050    o SAP AG. .......................................        60,228
     99,900  []o SAPIENT CORP ..................................         5,657
  1,031,675    o SATYAM COMPUTER SERVICES LTD ..................        30,335
      2,500    o SEATTLE FILMWORKS, INC ........................             8
    288,300      SECOM CO LTD ..................................        30,011
    500,000    o SECURICOR PLC .................................         4,386
    578,600      SECURITAS AB SERIES B FREE ....................         8,643
    205,412      SEI INVESTMENT CO .............................        18,128
    167,200      SHARED MEDICAL SYSTEMS CORP ...................        10,910
    701,717    o SIEBEL SYSTEMS, INC ...........................        46,533
  1,740,900      SIME DARBY BERHAD .............................         2,054
    473,700    o SITEL CORP ....................................         1,391
    378,300    o SNYDER COMMUNICATIONS, INC ....................        12,389
     24,512    o SOFTWARE PUBLISHING CORP HOLDINGS, INC ........            60
     62,200    o SOS STAFFING SERVICES, INC ....................           327
      9,400      SOTHEBYS HOLDINGS, INC (CLASS A) ..............           358
     42,900    o SPORTSLINE U.S.A., INC ........................         1,539
     85,100    o SPR, INC ......................................           452
     67,400    o SS&C TECHNOLOGIES, INC ........................           514
    333,400    o STAFFMARK, INC ................................         3,344
    691,977    o STERLING COMMERCE, INC ........................        25,257
    949,138    o STERLING SOFTWARE, INC ........................        25,330
    188,300    o STRUCTURAL DYNAMICS RESEARCH CORP .............         3,495
  4,874,900    o SUN MICROSYSTEMS, INC .........................       335,759
    735,565    o SUNGARD DATA SYSTEMS, INC .....................        25,377
     11,700    o SUNQUEST INFORMATION SYSTEMS, INC .............           189
     12,680    o SURVEILLANCE S.A. SOCIETE DE ..................         3,140
    694,855    o SYBASE, INC ...................................         7,643
    187,800    o SYKES ENTERPRISES, INC ........................         6,268
    343,300    o SYMANTEC CORP .................................         8,754
     45,767    o SYNOPSYS, INC .................................         2,526
    170,750  []o SYNTEL, INC ...................................         1,537
      5,464    o SYSTEM SOFTWARE ASSOCIATES, INC ...............             9
    250,132    o SYSTEMS & COMPUTER TECHNOLOGY CORP ............         3,643
     54,400   xo SYSTEMSOFT CORP ...............................             6
      9,600    o TCSI CORP .....................................            25
     86,050    o TECHNOLOGY SOLUTIONS CO .......................           930
      1,400    o TELESPECTRUM WORLDWIDE, INC ...................            11
    102,300    o TELETECH HOLDINGS, INC ........................         1,036
     82,600   [] TIETO CORP (CLASS B) ..........................         3,441
    300,200  []o TMP WORLDWIDE, INC ............................        19,063
  2,947,000      TOKYU CORP ....................................         7,426
    106,199   [] TOTAL SYSTEM SERVICES, INC ....................         2,018
     76,600      TRANS COSMOS ..................................         5,569
    194,400    o TRANSACTION SYSTEM ARCHITECTURE ...............         7,582
    525,300      TRUE NORTH COMMUNICATIONS, INC ................        15,759
    573,517    o UNITED RENTALS, INC ...........................        16,919
    418,750    o USWEB CORP ....................................         9,291
    892,925    o VALASSIS COMMUNICATIONS, INC ..................        32,703
    142,300    o VANTIVE CORP ..................................         1,628



                       See notes to financial statements.                     17

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  BUSINESS SERVICES--(CONTINUED)
     43,400    o VERIO, INC ....................................  $      3,016
     88,200    o VERISIGN, INC .................................         7,607
    404,927    o VERITAS SOFTWARE CORP .........................        38,443
    221,300    o VIASOFT, INC ..................................           775
    165,800    o VISIO CORP ....................................         6,311
      1,500    o VOLT INFORMATION SCIENCES, INC ................            34
        600      WACKENHUT CORP SERIES A .......................            18
    277,702      WACKENHUT CORP SERIES B .......................         6,665
      3,200    o WALKER INTERACTIVE SYSTEMS, INC ...............             8
    196,000    o WEST TELESERVICES CORP ........................         1,838
    108,900    o WESTAFF, INC ..................................           640
  4,535,261      WHARF HOLDINGS LTD ............................        14,145
    134,962    o WHARF HOLDINGS LTD WTS 12/31/99 ...............           125
     89,400    o WIND RIVER SYSTEMS, INC .......................         1,436
    189,300      WM-DATA AB SERIES B ...........................         7,214
    692,000      WPP GROUP PLC .................................         5,852
     98,000    o XTRA CORP .....................................         4,502
    973,600  []o YAHOO, INC ....................................       167,703
    281,853    o YOUNG & RUBICAM, INC ..........................        12,807
                                                                   -----------
                                                                     7,780,285
                                                                   -----------
  CHEMICALS AND ALLIED PRODUCTS--11.18%
 11,133,712      ABBOTT LABORATORIES CO ........................       506,584
    265,800    o ADVANCED TISSUE SCIENCE CO ....................           864
     29,420      AGA AB SERIES A FREE ..........................           367
     15,200    o AGA AB SERIES A RTS ...........................             5
    289,970   [] AGA AB SERIES B FREE ..........................         3,581
    100,000    o AGA AB SERIES B RTS ...........................            34
    206,351      AGRIUM, INC ...................................         1,798
  1,120,046      AIR PRODUCTS & CHEMICALS, INC .................        45,082
    853,080      AKZO NOBEL NV .................................        35,895
    163,606      ALBEMARLE CORP ................................         3,783
     22,700      ALBERTO CULVER CO (CLASS A) ...................           518
    253,167      ALBERTO CULVER CO (CLASS B) ...................         6,741
      1,000    o ALGOS PHARMACEUTICAL CORP .....................            22
    148,700    o ALKERMES, INC .................................         3,439
    521,222      ALLERGAN, INC .................................        57,856
     30,372    o ALLERGAN SPECIALTY THERAPEUTICS, INC
                   (CLASS A) ...................................           330
     18,700    o ALLIANCE PHARMACEUTICAL CORP ..................            49
     22,900    o ALPHA BETA TECHNOLOGY, INC ....................             0
    171,100      ALPHARMA, INC (CLASS A) .......................         6,085
    155,620  []o ALZA CORP .....................................         7,917
 12,856,307      AMERICAN HOME PRODUCTS CORP ...................       739,238
  3,782,100    o AMGEN, INC ....................................       230,235
     68,800    o AMYLIN PHARMACEUTICALS, INC ...................            77
     93,900    o ANDRX CORP ....................................         7,242
        500    o APHTON CORP ...................................             7
     84,349    o AQUILA BIOPHARMACEUTICALS, INC ................           137
    361,345      ARCH CHEMICALS, INC ...........................         8,785
 14,442,000      ASAHI CHEMICAL INDUSTRY CO LTD ................        80,061
  2,172,124   [] ASTRAZENECA PLC ...............................        84,565
     75,000      ASTRAZENECA PLC (SPONS ADR) ...................         2,939
  2,339,660      ASTRAZENECA PLC (U.K.) ........................        90,504
    267,200  []o AVIRON, INC ...................................         7,682
  1,383,188      AVON PRODUCTS, INC ............................        76,767
    167,259    o AXYS PHARMACEUTICALS, INC .....................           564
  1,000,000      BANYU PHARMACEUTICAL CO LTD ...................        16,523
     57,700    o BARR LABORATORIES, INC ........................         2,301
  1,750,700  []o BASF AG. ......................................        77,366
  1,921,050      BAYER AG. .....................................        80,040
    226,700      BEIERSDORF AG. ................................        15,080
    535,400  []o BIO-TECHNOLOGY GENERAL CORP ...................         3,480
    758,400    o BIOGEN, INC ...................................        48,775
    100,900  []o BIOMATRIX, INC ................................         2,182
     90,848      BLOCK DRUG, INC (CLASS A) .....................         3,787
  1,730,403      BOC GROUP PLC .................................        33,823
     30,800    o BORDEN CHEMICALS & PLASTICS LTD ...............           219
     77,350  []o BOSTON LIFE SCIENCES, INC .....................           438
 16,423,694      BRISTOL MYERS SQUIBB CO .......................     1,156,844
    585,200      CABOT CORP ....................................        14,155
    218,181    o CALGON CARBON CORP ............................         1,295
    153,000      CAMBREX CORP ..................................         4,016
      1,000    o CARBIDE/GRAPHITE GROUP, INC ...................            14
    241,873      CARTER WALLACE, INC ...........................         4,399
     82,500    # CARTER WALLACE, INC (CLASS B) .................         1,500
    221,000  []o CELL GENESYS, INC .............................           939
    100,199  []o CELL PATHWAYS, INC ............................         1,159
    574,867    o CENTOCOR, INC .................................        26,803
    193,500    o CEPHALON, INC .................................         3,362
     61,100    o CHATTEM, INC ..................................         1,944
    166,900      CHEMFIRST, INC ................................         4,058
     86,500    o CHIREX, INC ...................................         2,779
     81,468    o CHIRON CORP ...................................         1,690
    373,000   [] CHUGAI PHARMACEUTICAL CO LTD ..................         4,018
    120,700      CHURCH & DWIGHT CO, INC .......................         5,250
      4,000      CIN-CORPARACAO INDUSTRIAL
                 DO NORTE S.A ..................................           103
    450,967      CLOROX CO .....................................        48,169
  1,756,688    o COLGATE PALMOLIVE CO ..........................       173,473
     39,300    o COLUMBIA LABORATORIES, INC ....................           337
      4,200    o COPLEY PHARMACEUTICAL, INC ....................            43
     90,300    o COR THERAPEUTICS, INC .........................         1,332
     55,200    o COULTER PHARMACEUTICAL, INC ...................         1,245
     90,800    o CREATIVE BIOMOLECULES, INC ....................           329
      1,695    o CRESCENDO PHARMACEUTICALS CORP ................            29
  1,431,600    o CROMPTON & KNOWLES CORP .......................        28,006
    112,000      CSL LTD .......................................           967
    152,400  []o CYGNUS, INC ...................................         1,981
    748,357    o CYTEC INDUSTRIES, INC .........................        23,854
    280,582    o CYTOGEN CORP ..................................           544
    428,714      DAICEL CHEMICAL INDUSTRIES LTD ................         1,576
    636,286      DAIICHI PHARMACEUTICAL CO LTD .................         9,872
    899,000      DAINIPPON INK & CHEMICAL, INC .................         3,060
    206,600    o DEGUSSA HUELS AG. .............................         8,523
  1,617,000      DENKI KAGKU KOGYO .............................         3,540
    258,140      DEXTER CORP ...................................        10,535
     39,616      DIAGNOSTIC PRODUCTS CORP ......................         1,094
    123,507      DIAL CORP .....................................         4,593
  1,399,400      DOW CHEMICAL CO ...............................       177,549
  9,301,126      DU PONT (E.I.) DE NEMOURS & CO ................       635,383
    289,800    o DURA PHARMACEUTICALS, INC .....................         3,459
     27,900      DYNO ASA ......................................           503
    176,700    o E-Z-EM, INC (CLASS A) .........................         1,005
    231,367    o E-Z-EM, INC (CLASS B) .........................         1,273
    117,448      EASTMAN CHEMICAL CO ...........................         6,078
    120,360    o ECOGEN, INC ...................................           346
    724,900      ECOLAB, INC ...................................        31,624
    362,036      EISAI CO LTD ..................................         7,134
  2,164,182  []o ELAN CORP PLC ADR .............................        60,056
     26,600      ELEMENTIS PLC .................................            44
     11,200    o EMISPHERE TECHNOLOGIES, INC ...................            79
      3,196    o ENZON, INC ....................................            66
     21,563    o EPITOPE, INC ..................................           127
     16,500      ETHYL CORP ....................................            99
      1,846    o FABRICA ESP DE PROCUCTO QUIMICO (NEW) .........            22
     77,360      FABRICA ESP DE PRODUCTO QUIMICO Y
                   FARM ........................................           951
    381,671      FERRO CORP ....................................        10,496
    462,867    o FMC CORP ......................................        31,620
     81,692    o FOREST LABORATORIES, INC ......................         3,778
     13,600  []o FRENCH FRAGRANCES, INC ........................            99
    113,000  []o FUISZ TECHNOLOGIES LTD ........................           374
     29,134      FULLER (H.B.) CO ..............................         1,992
      1,800  []o GELTEX PHARMACEUTICALS, INC ...................            32
      5,600      GENERAL CHEMICAL GROUP, INC ...................            18
    595,500    o GENZYME CORP (GENERAL DIVISION) ...............        28,882
     17,777    o GENZYME CORP (TISSUE REPAIR DIVISION) .........            36
    113,912    o GENZYME-MOLECULAR ONCOLOGY ....................           313


18                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
    323,120      GEON CO .......................................  $     10,421
    265,981      GEORGIA GULF CORP .............................         4,488
     94,400    o GILEAD SCIENCES, INC ..........................         4,932
 11,778,271      GLAXO WELLCOME PLC ............................       327,320
    587,240    o GRACE W.R. & CO ...............................        10,791
    336,600      GREAT LAKES CHEMICAL CORP .....................        15,505
    339,200      GREENCORE GROUP PLC ...........................         1,049
     12,300    o GUILFORD PHARMACEUTICALS, INC .................           157
    615,844      HANNA (M.A.) CO ...............................        10,123
  1,053,700      HERCULES, INC .................................        41,424
     13,400    o HESKA CORP ....................................            31
    451,700  []o HUMAN GENOME SCIENCES, INC ....................        17,842
    528,479      ICN PHARMACEUTICALS, INC ......................        17,010
    136,150    o ICOS CORP .....................................         5,557
     89,500    o IDEC PHARMACEUTICALS CORP .....................         6,897
     25,600    o IDEXX LABORATORIES, INC .......................           597
    831,642    o IMC GLOBAL, INC ...............................        14,658
     54,157    o IMC GLOBAL, INC WTS 12/22/00 ..................            30
    122,200    o IMCLONE SYSTEMS, INC ..........................         3,101
    241,800    o IMMUCOR, INC ..................................         3,295
    114,200  []o IMMUNE RESPONSE CORP ..........................           614
    361,700    o IMMUNEX CORP ..................................        46,094
    339,000  []o IMMUNOMEDICS, INC .............................           498
  1,198,370      IMPERIAL CHEMICAL INDUSTRY PLC ................        11,844
      2,300    o INHALE THERAPEUTIC SYSTEMS ....................            55
    575,147      INTERNATIONAL FLAVORS &
                 FRAGRANCES, INC ...............................        25,522
    216,500    o INTERNATIONAL SPECIALTY PRODUCTS, INC .........         2,206
    147,700    o INTERNEURON PHARMACEUTICALS, INC ..............           406
    206,000    o ISHIHARA SANGYO KAISHA LTD ....................           390
    179,800  []o ISIS PHARMACEUTICALS, INC .....................         1,832
    580,259    o IVAX CORP .....................................         8,196
  9,847,452      JOHNSON & JOHNSON CO ..........................       965,050
    311,100      JONES PHARMACEUTICAL, INC .....................        12,250
    321,000      KAKEN PHARMACEUTICAL CO LTD ...................         2,297
  1,602,000   [] KANEKA CORP ...................................        15,088
    627,000      KANSAI PAINT CO LTD ...........................         1,922
  4,300,055   [] KAO CORP ......................................       120,788
    200,400      KEMIRA OY .....................................         1,211
     99,433   [] KISSEI PHARMACEUTICALS CO LTD .................         1,976
    108,900      KONISHI CO LTD ................................         1,314
      3,800    o KOS PHARMACEUTICALS, INC ......................            19
    627,000      KUREHA CHEMICAL INDUSTRY CO LTD ...............         1,668
     29,400    o KV PHARMACEUTICAL CO (CLASS B) ................           467
    390,000      KYOWA HAKKO KOGYO .............................         2,233
     87,900      LABORATORIO CHILE ADR .........................         1,582
     69,097    o L'AIR LIQUIDE .................................        10,867
     55,000      L'AIR LIQUIDE (REGD) 2001 .....................         8,650
     32,651    # L'AIR LIQUIDE S.A. (REGD) .....................         5,135
    637,646   [] LAUDER (ESTEE) CO (CLASS A) ...................        31,962
    419,500    o LIGAND PHARMACEUTICALS CO (CLASS A) ...........         4,667
  7,131,505      LILLY (ELI) & CO ..............................       510,794
    250,714      LILLY INDUSTRIES, INC (CLASS A) ...............         4,654
    767,000   [] LION CORP .....................................         3,168
    342,400    o LIPOSOME CO, INC ..............................         6,548
    178,770      LOREAL S.A. ...................................       120,852
    822,031      LUBRIZOL CORP .................................        22,400
    135,311      LYONDELL CHEMICAL CO ..........................         2,791
     75,000      MACDERMID, INC ................................         3,488
     68,000  []o MACROCHEM CORP (DELAWARE) .....................           404
  1,121,450      MALLINCKRODT, INC .............................        40,793
  1,283,650 +[]o MARTEK BIOSCIENCES CORP .......................        10,911
     29,500    o MATRIX PHARMACEUTICALS, INC ...................           122
     58,166    o MCWHORTER TECHNOLOGIES, INC ...................           840
     30,303    o MEDCO RESEARCH, INC ...........................           795
    257,002    o MEDICIS PHARMACEUTICAL CORP (CLASS A) .........         6,521
    482,600    o MEDIMMUNE, INC ................................        32,696
 17,981,268      MERCK & CO, INC ...............................     1,330,614
    384,000   [] MERCK & CO KGAA ...............................        12,490
    247,300    o METHANEX CORP .................................           936
    490,220    o MILLENNIUM CHEMICAL, INC ......................        11,551
     60,000    o MILLENNIUM PHARMACEUTICALS, INC ...............         2,160
     41,800      MINERALS TECHNOLOGIES, INC ....................         2,333
     69,300  []o MIRAVANT MEDICAL TECHNOLOGY ...................           494
    246,277      MISSISSIPPI CHEMICAL CORP .....................         2,417
  2,228,000   [] MITSUBISHI CHEMICAL CORP ......................         7,713
    649,000      MITSUBISHI GAS CHEMICAL CO, INC ...............         2,048
      1,400      MITSUI CHEMICAL CORP ..........................             9
      1,150    o MOLECULAR BIOSYSTEMS, INC .....................             3
  7,152,087   [] MONSANTO CO ...................................       282,060
  4,363,814   [] MONTEDISON S.P.A. .............................         7,111
  1,199,654      MYLAN LABORATORIES, INC .......................        31,791
     11,800    o NABI, INC .....................................            33
    111,937      NALCO CHEMICAL CORP ...........................         5,807
    236,900      NATURES SUNSHINE PRODUCTS, INC ................         2,487
     86,630    o NBTY, INC .....................................           563
     21,600    o NCH CORP ......................................         1,069
     58,400    o NEOPROBE CORP .................................            37
     50,000   #o NETGENICS, INC STOCK OPTIONS 03/20/08 .........            70
     48,000  []o NEUROGEN CORP .................................           702
    178,272    o NEXSTAR PHARMACEUTICALS, INC ..................         3,554
    209,000      NIPPON SHOKUBAI KAGAK KOGYO CO LTD ............         1,243
    152,200    o NL INDUSTRIES, INC ............................         1,693
      2,495      NORIT NV ......................................            21
      1,138  []o NORTH AMERICAN VACCINE, INC ...................             6
      5,000      NOVA CHEMICALS CORP ...........................           117
    165,515      NOVARTIS AG. (REGD) ...........................       241,682
    166,920      NOVO NORDISK AS (CLASS B) .....................        18,033
      8,375    o OCTEL CORP ....................................           105
    265,590      OLIN CORP .....................................         3,502
     53,734    o OMEGA PROTEIN CORP ............................           282
    406,200  []o ORGANOGENESIS, INC ............................         3,808
    274,183   [] ORICA LTD .....................................         1,497
      6,500    o PATHOGENESIS CORP .............................            92
     76,850    o PENWEST PHARMACEUTICALS CO ....................           615
    444,757    o PERRIGO CO ....................................         3,391
 10,184,796      PFIZER, INC ...................................     1,117,781
      6,942    o PHARMACEUTICAL RESOURCES, INC .................            60
  3,000,027      PHARMACIA & UPJOHN, INC .......................       170,439
      7,700    o PHARMACYCLICS, INC ............................           216
  1,067,693    o PPG INDUSTRIES, INC ...........................        63,061
    742,480      PRAXAIR, INC ..................................        36,335
 11,531,078      PROCTER & GAMBLE CO ...........................     1,029,149
    248,200    o PROTEIN DESIGN LABORATORIES, INC ..............         5,507
    175,800    o REGENERON PHARMACEUTICALS, INC ................         1,373
    244,300  []o REPLIGEN CORP .................................           702
    179,506    o REVLON, INC (CLASS A) .........................         5,430
    371,600  []o REXALL SUNDOWN, INC ...........................         4,529
    200,000    o RHODIA S.A. ...................................         3,795
    876,672    o RHONE-POULENC S.A. (CLASS A) ..................        40,061
    378,600    o ROBERTS PHARMACEUTICAL CORP ...................         9,181
     33,477      ROCHE HOLDINGS AG. (GENUSSCHEINE) .............       344,116
     84,900    o ROGERS CORP ...................................         2,505
    780,988    o ROHM & HAAS CO ................................        33,485
      5,357      RPM, INC ......................................            76
      1,500    o SANGSTAT MEDICAL CORP .........................            26
  1,424,196   [] SANKYO CO LTD .................................        35,887
  1,515,016    o SANOFI-SYNTHELABO S.A. ........................        64,294
    625,500   [] SANTEN PHARMACEUTICAL CO LTD ..................        12,041
     28,300    o SCHEIN PHARMACEUTICAL, INC ....................           341
    167,870      SCHERING AG. ..................................        17,797
 10,937,412      SCHERING-PLOUGH CORP ..........................       579,683
    565,077      SCHULMAN (A.), INC ............................         9,712
    182,600    o SCOTTS CO (CLASS A) ...........................         8,696
    973,000      SEKISUI CHEMICAL CO LTD .......................         5,643
     77,700    o SEROLOGICALS CORP .............................           631
    815,400      SHERWIN-WILLIAMS CO ...........................        22,627
  1,801,745   [] SHIN-ETSU CHEMICAL CO LTD .....................        60,286
    933,000      SHIONOGI & CO LTD .............................         7,377


                       See notes to financial statements.                     19

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
  1,675,340  []o SHISEIDO & CO LTD .............................  $     25,108
  2,641,000    o SHOWA DENKO K.K. ..............................         3,382
    470,181    o SICOR, INC ....................................         1,998
    335,714    o SIGMA ALDRICH CORP ............................        11,561
      7,230      SIKA FINANZ AG. (BR) ..........................         2,158
 15,130,884      SMITHKLINE BEECHAM/BECKMAN LTD ................       196,650
  9,191,490   [] SNIA SPA ......................................        11,517
     72,000      SOCIEDAD QUIMICA Y MINERA DE CHILE ADR ........         2,547
      4,163      SOCIEDAD QUIMICA Y MINERA SERIES A ADR ........           146
    130,650      SOLVAY ET CIE S.A. ............................         8,670
        700    o SONUS PHARMACEUTICALS, INC ....................             4
     21,385      STEPAN CO .....................................           543
     68,500  []o SUGEN, INC ....................................         2,021
  4,048,000   [] SUMITOMO CHEMICAL CO LTD ......................        18,561
     18,500  []o SUPERGEN, INC .................................           283
    660,000      TAISHO PHARMACEUTICAL CO LTD ..................        21,811
  2,977,000      TAKEDA CHEMICAL INDUSTRIES LTD ................       137,978
     17,900    o TECHNE CORP ...................................           454
  1,533,000      TEIJIN LTD ....................................         6,206
      1,000      TEIKOKU HORMONE MANUFACTURING .................             9
     16,036    o TETRA TECHNOLOGIES, INC .......................           147
    190,000    o THERAGENICS CORP ..............................         1,318
      6,704    o THERMOLASE CORP ...............................             9
  2,027,000      TORAY INDUSTRIES, INC .........................        10,148
    509,000      TOSOH CORP ....................................         1,421
     18,000    o TRANSKARYOTIC THERAPIES, INC ..................           594
     71,300    o TRIANGLE PHARMACEUTICALS, INC .................         1,283
    135,700    o TWINLAB CORP ..................................         1,166
    172,128    o U.S. BIOSCIENCE, INC ..........................         1,678
     72,900    o U.S.A. DETERGENTS, INC ........................           442
  2,308,000      UBE INDUSTRIES LTD ............................         4,977
    229,693      UCB S.A. ......................................         9,831
    398,038      UNION CARBIDE CORP ............................        19,404
    150,000  []o UNITED THERAPEUTICS CORP ......................         1,781
     78,300      VALSPAR CORP ..................................         2,975
     12,000    o VERTEX PHARMACEUTICALS, INC ...................           290
    106,500    o VICAL, INC ....................................         1,291
     19,400    o VIROPHARMA, INC ...............................           149
  5,172,592      WARNER-LAMBERT CO .............................       358,849
    352,005    o WATSON PHARMACEUTICALS, INC ...................        12,342
     75,200      WELLMAN, INC ..................................         1,199
    303,864   [] WESFARMERS LTD ................................         2,735
     83,387      WEST PHARMACEUTICAL SERVICES ..................         3,273
      8,309      WITCO CORP ....................................           166
     50,203  []o XOMA LTD ......................................           304
  1,550,849   [] YAMANOUCHI PHARMACEUTICAL CO LTD ..............        59,323
    237,100    o ZILA, INC .....................................           719
     11,692    o ZODIAC S.A. ...................................         2,551
     62,900  []o ZONAGEN, INC ..................................           582
                                                                  ------------
                                                                    14,033,978
                                                                  -------------
  COAL MINING--0.00%
    160,966      ARCH COAL, INC ................................         2,233
      2,156      HULLAS DEL COTO CORTES S.A. ...................            31
    593,000      WANKIE COLLIERY CO LTD ........................            39
                                                                  ------------
                                                                         2,303
                                                                  ------------
  COMMUNICATIONS--13.62%
    135,000  []o @ENTERTAINMENT, INC ...........................         2,531
    294,826  []o ADELPHIA COMMUNICATIONS CORP
                  (CLASS A) ....................................        18,758
     17,900  []o AERIAL COMMUNICATIONS, INC ....................           242
    462,635   [] ALCATEL .......................................        65,126
      1,110    o ALCATEL S.A. ADR ..............................            31
    438,000      ALIANT COMMUNICATIONS, INC ....................        20,230
  1,507,843      ALLTEL CORP ...................................       107,811
    202,300    o AMERICAN MOBILE SATELLITE CORP ................         3,313
 12,757,753      AMERITECH CORP ................................       937,695
        230   #o ANTENA 3 DE TELEVISION GDS ....................         5,913
     20,200  []o ARCH COMMUNICATIONS GROUP, INC ................           172
    392,466    o ASCENT ENTERTAINMENT GROUP, INC ...............         5,544
      7,607    o ASSOCIATED GROUP, INC (CLASS A) ...............           495
    437,300    o ASSOCIATED GROUP, INC (CLASS B) ...............        28,506
 39,618,901      AT & T CORP ...................................     2,211,230
  7,088,112    o AT & T CORP-LIBERTY MEDIA GROUP
                  (CLASS A) ....................................       260,488
  1,610,442      BCE, INC ......................................        78,069
    307,803      BCT TELUS COMMUNICATIONS, INC .................         7,362
    204,801      BCT TELUS COMMUNICATIONS, INC
                  (NON-VOTE) ...................................         4,822
 12,862,014      BELL ATLANTIC CORP ............................       840,854
 13,294,432      BELLSOUTH CORP ................................       623,177
     73,855      BHC COMMUNICATIONS, INC (CLASS A) .............         9,601
  3,421,482      BRITISH SKY BROADCASTING GROUP PLC ............        31,739
 20,030,693    o BRITISH TELECOMMUNICATIONS PLC ................       335,636
  4,820,337    o CABLE & WIRELESS COMMUNICATIONS PLC ...........        46,350
  4,751,679      CABLE & WIRELESS PLC ..........................        60,557
  1,001,600  []o CABLEVISION SYSTEMS CORP (CLASS A) ............        70,112
     40,874    o CANAL PLUS S.A. ...............................        11,470
    193,300    o CAPSTAR BROADCASTING CORP (CLASS A) ...........         5,292
     95,212      CARLTON COMMUNICATIONS PLC ....................           789
 11,036,495    o CBS CORP ......................................       479,398
    223,197  []o CD RADIO, INC .................................         6,801
    180,383    o CELLULAR COMMUNICATIONS OF
                 PUERTO RICO ...................................         5,141
    114,900    o CENTURY COMMUNICATIONS CORP
                  (CLASS A) ....................................         5,285
  1,174,950      CENTURYTEL, INC ...............................        46,704
     47,000      CFW COMMUNICATIONS CO .........................         1,140
  3,350,826    o CHANCELLOR MEDIA CORP (CLASS A) ...............       184,714
     10,932    o CHRIS CRAFT INDUSTRIES, INC ...................           515
  1,218,200      CIA DE TELECOMMUNICACIONES CHILE ADR ..........        30,150
  1,556,779      CINCINNATI BELL, INC ..........................        38,822
  3,472,675    o CLEAR CHANNEL COMMUNICATIONS, INC .............       239,398
    246,200    o COLT TELECOM GROUP PLC ........................         5,165
     97,800    o COM21, INC ....................................         1,669
    687,600      COMCAST CORP (CLASS A) ........................        24,625
  3,726,388      COMCAST CORP (CLASS A) SPECIAL ................       143,233
     69,833    o COMMONWEALTH TELEPHONE ENTERPRISES ............         2,824
    271,900    o CONCENTRIC NETWORK CORP .......................        10,808
     77,983    o CORECOMM LTD ..................................         3,763
    670,378    o COX COMMUNICATIONS, INC (CLASS A) .............        24,678
     75,700    o COX RADIO, INC (CLASS A) ......................         4,107
  5,667,710   [] DEUTSCHE TELEKOM AG. ..........................       237,896
    227,466    o DIMENSION DATA HOLDINGS LTD ...................         1,006
    154,500    o E.SPIRE COMMUNICATIONS, INC ...................         1,632
     84,600    o ELECTRIC LIGHTWAVE, INC (CLASS A) .............         1,100
     19,200    o EMMIS COMMUNICATIONS (CLASS A) ................           948
    437,000    o ENERGIS PLC ...................................        10,422
  6,668,117      ERICSSON TELEFON (LM) AB SERIES B .............       213,722
    169,500    o EXODUS COMMUNICATIONS, INC ....................        20,329
  2,479,176      FRANCE TELECOM S.A. ...........................       187,284
  1,236,196      FRONTIER CORP .................................        72,936
    554,000   [] FUJIKURA LTD ..................................         2,645
     24,506      GAYLORD ENTERTAINMENT CO ......................           735
    150,100    o GENERAL COMMUNICATIONS (CLASS A) ..............         1,020
    898,900  []o GLOBAL TELESYSTEMS GROUP, INC .................        72,811
     51,550   [] GN STORE NORD AS-GN GREAT NORDIC ..............         1,742
      1,500      GRAY COMMUNICATIONS SYSTEMS, INC ..............            30
  6,786,262      GTE CORP ......................................       514,059
    433,563    o HEARST-ARGYLE TELEVISION, INC .................        10,406
    107,100    o HIGHWAYMASTER COMMUNICATIONS, INC .............           164
    142,400    o HISPANIC BROADCASTING CORP ....................        10,805
 25,836,910      HONG KONG TELECOMMUNICATIONS LTD ..............        67,099
    400,000    o HYPERION TELECOMMUNICATIONS, INC
                  (CLASS A) ....................................         7,525
  1,000,825    o ICG COMMUNICATIONS, INC .......................        21,393
    114,500    o IDT CORP ......................................         2,548
    105,289  []o INTERMEDIA COMMUNICATIONS, INC ................         3,159



20                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  COMMUNICATIONS--(CONTINUED)
     90,700    o ITC DELTACOM, INC .............................  $      2,540
    298,400  []o IXC COMMUNICATIONS, INC .......................        11,731
    214,700    o JACOR COMMUNICATIONS, INC WTS 09/18/01 ........         2,362
     72,300    o JONES INTERCABLE, INC (CLASS A) ...............         3,543
    924,518      KONINKLIJKE KPN NV ............................        43,382
      7,000    o LCC INTERNATIONAL, INC (CLASS A) ..............            32
    130,367  []o LEAP WIRELESS INTERNATIONAL, INC ..............         2,640
  1,923,508    o LEVEL 3 COMMUNICATIONS, INC ...................       115,531
      4,900    o LIGHTBRIDGE, INC ..............................            62
        600    o LORAL SPACE & COMMUNICATIONS LTD ..............            11
 27,107,582      LUCENT TECHNOLOGIES, INC ......................     1,828,068
    350,000    o MAHANAGAR TELEPHONE NIGAM LTD GDR .............         3,465
 20,952,131    o MCI WORLDCOM, INC .............................     1,803,193
     40,600    o MCLEODUSA, INC (CLASS A) ......................         2,233
  4,291,878    o MEDIA ONE GROUP, INC ..........................       319,208
  1,760,530   [] MEDIASET S.P.A. ...............................        15,651
     30,300    o METROCALL, INC ................................            83
     60,600  []o METROMEDIA FIBER NETWORK (CLASS A) ............         2,178
     22,500    o MGC COMMUNICATIONS, INC .......................           585
      3,123    o MILLICOM INTERNATIONAL CELLULAR S.A. ..........            98
      1,000    o MITEL CORP ....................................             7
    150,200    o NETCOM AB SERIES B ............................         5,053
    669,300  []o NEXTEL COMMUNICATIONS, INC (CLASS A) ..........        33,590
    153,800  []o NEXTLINK COMMUNICATIONS, INC ..................        11,439
    265,000   [] NIPPON COMSYS CORP ............................         4,302
     38,694      NIPPON TELEGRAPH & TELEPHONE CORP .............       450,746
     65,920      NIPPON TELEVISION NETWORK CORP ................        27,231
        700      NORTH PITTSBURGH SYSTEMS, INC .................            12
    457,622    o NTL, INC ......................................        39,441
        512   [] NTT MOBILE COMMUNICATIONS .....................         6,937
      2,048    o NTT MOBILE COMMUNICATIONS (NEW) ...............        27,410
  6,544,400  []o OLIVETTI GROUP S.P.A. .........................        15,726
  4,484,400  []o OLIVETTI GROUP S.P.A. RTS .....................           604
  1,459,000  []o OMNIPOINT CORP ................................        42,220
     43,500    o PACIFIC GATEWAY EXCHANGE, INC .................         1,267
    116,400    o PAGEMART WIRELESS, INC (CLASS A) ..............           880
  1,672,300    o PAGING NETWORK, INC ...........................         8,048
     13,542    o PANAMSAT CORP .................................           527
     46,900    o PAXSON COMMUNICATIONS CORP ....................           633
      7,000    o PEGASUS COMMUNICATIONS CORP ...................           276
     16,300    o PERPHONICS CORP ...............................           267
     94,400    o PLD TELEKOM, INC ..............................           295
    278,695      PORTUGAL TELECOM S.A. .........................        11,339
    260,995    o PORTUGAL TELECOM S.A. RTS .....................             3
    186,300    o POWERTEL, INC .................................         5,566
    451,616    o PREMIERE TECHNOLOGIES, INC ....................         5,194
    937,500    o PRICE COMMUNICATIONS CORP .....................        14,063
    137,300    o PRIMUS TELECOMMUNICATIONS GROUP, INC ..........         3,081
  1,058,648    o QWEST COMMUNICATIONS
                   INTERNATIONAL, INC ..........................        35,002
    735,600    o RCN CORP ......................................        30,619
    232,900    o ROGERS COMMUNICATIONS, INC (CLASS B) ..........         3,721
    125,000    o RSL COMMUNICATIONS LTD (CLASS A) ..............         2,414
 23,584,004      SBC COMMUNICATIONS, INC .......................     1,367,872
 11,478,200    o SINGAPORE TELECOMMUNICATIONS LTD ..............        19,687
    587,600    o SKYTEL COMMUNICATIONS, INC ....................        12,303
     93,200  []o SMARTALK TELESERVICES, INC ....................             7
  1,288,059      SONERA GROUP OYJ ..............................        28,162
  4,381,902      SPRINT CORP (FON GROUP) .......................       231,419
  1,722,450    o SPRINT CORP (PCS GROUP) .......................        98,395
     91,415    o STAR TELECOMMUNICATIONS, INC ..................           714
    193,600      SWISSCOM AG. (REGD) ...........................        72,852
    224,700    o TALK.COM, INC .................................         2,528
    595,600      TCA CABLE TV, INC .............................        33,056
  1,332,349    o TCI SATELLITE ENTERTAINMENT (CLASS A) .........         3,914
    594,000    o TECHNOLOGY RESOURCES
                 INDUSTRIES BERHAD .............................           436
  5,230,000    o TELEBRAS S.A. .................................             0
  5,230,000    o TELECENTRO-SUL PARTICIPACOES S.A. .............            28
  5,230,000      TELECENTROESTE CELULAR PARTICIPACOES S.A. .....             5
    446,000    o TELECOM ARGENTINA S.A. (CLASS B) ..............         2,453
  5,158,460   [] TELECOM CORP OF NEW ZEALAND ...................        22,141
 10,788,781  []o TELECOM ITALIA ................................       112,155
 22,093,296      TELECOM ITALIA MOBILE S.P.A. ..................       124,586
  1,726,386  []o TELECOM ITALIA RISP ...........................         9,365
    402,000    o TELE DANMARK AS ...............................        19,787
  1,191,441    o TELEFONICA DE ARGENTINA S.A. (CLASS B) ........         3,694
  2,834,921  []o TELEFONICA DE ESPANA S.A. .....................       136,564
    217,000    o TELEFONICA PUBLICIDAD E INFORMACION ...........         4,330
  1,096,500      TELEFONOS DE MEXICO S.A. SERIES L .............         4,410
    130,827      TELEGLOBE, INC (U.S.A.) .......................         3,892
    108,700   xo TELEGROUP, INC ................................             1
  2,536,500      TELEKOM MALAYSIA BERHAD .......................         8,535
  5,230,000      TELENORTE-LESTE PARTICIPACOES S.A. ............            48
     12,558      TELEPHONE & DATA SYSTEMS, INC .................           918
  5,230,000      TELESP CELULAR PARTICIPACOES S.A. .............            28
  5,230,000      TELESP PARTICIPACOES S.A. .....................            67
  5,230,000      TELESUDESTE CELULAR PARTICIPACOES S.A. ........            14
  5,230,000      TELESUL CELULAR PARTICIPACOES S.A. ............             8
  1,066,700      TELEVISION BROADCASTS LTD .....................         5,004
     28,900  []o TELIGENT, INC .................................         1,729
  7,955,606      TELSTRA CORP ..................................        45,586
     87,000      TOKYO BROADCASTING SYSTEMS, INC ...............         1,258
     51,600    o TRANSACTION NETWORK SERVICES, INC .............         1,509
    232,600    o TV GUIDE, INC .................................         8,519
      2,221    o U.S. CELLULAR CORP ............................           119
     72,800    o U.S. LEC CORP (CLASS A) .......................         1,638
    269,400    o U.S. SATELLITE BROADCASTING, INC
                   (CLASS A) ...................................         4,917
  3,736,467      U.S. WEST, INC ................................       219,517
    526,817    o U.S.A. NETWORKS, INC ..........................        21,139
    144,600  []o UNITED INTERNATIONAL HOLDINGS, INC ............         9,779
    221,300      UNITED TELEVISION, INC ........................        23,209
    217,635    o UNIVISION COMMUNICATIONS, INC .................        14,364
     64,500 []xo USN COMMUNICATIONS, INC .......................             1
    884,974    o VIACOM, INC (CLASS A) .........................        39,049
  2,167,709    o VIACOM, INC (CLASS B) .........................        95,379
    147,686    o VIACOM, INC (CLASS B) WTS 07/07/99 ............         2,732
    873,700    o VIATEL, INC ...................................        49,036
  5,569,100    o VIDESH SANCHAR NIGAM LTD (SPONS GDR) ..........        71,354
  8,979,080      VODAFONE GROUP PLC ............................       176,922
  2,361,004    o VODAFONE GROUP PLC ADR ........................       465,118
    623,000  []o VOICESTREAM WIRELESS CORP .....................        17,717
    123,600    o WAVO CORP .....................................           788
    633,100    o WESTERN WIRELESS CORP (CLASS A) ...............        17,094
    293,600  []o WINSTAR COMMUNICATIONS, INC ...................        14,313
     59,400    o YOUNG BROADCASTING, INC (CLASS A) .............         2,528
                                                                  ------------
                                                                    17,095,472
                                                                  ------------
  DEPOSITORY INSTITUTIONS--9.06%
  3,001,051      ABBEY NATIONAL PLC ............................        56,341
  3,800,316      ABN-AMRO HOLDINGS NV ..........................        82,305
    193,799      ABSA GROUP LTD ................................         1,097
      5,400      ALABAMA NATIONAL BANCORP ......................           135
    415,095      ALLIED IRISH BANK .............................         5,457
  2,034,300      ALLIED IRISH BANK PLC .........................        26,749
    125,500      AMCORE FINANCIAL, INC .........................         2,894
    525,000    o AMMB HOLDINGS BERHAD ..........................         1,207
  1,154,257      AMSOUTH BANCORP ...............................        26,764
    571,900      ANCHOR BANCORP WISCONSIN, INC .................        10,187
        400      ANDOVER BANCORP, INC ..........................            13
     11,600      AREA BANCSHARES CORP ..........................           315
  2,753,200   [] ARGENTARIA, CAJA POSTAL Y BCO HIPOTECA ........        62,722
  4,484,486      ASAHI BANK LTD ................................        21,489
    943,000   [] ASHIKAGA BANK LTD .............................         1,839
  1,151,516      ASSOCIATED BANC-CORP ..........................        47,788
  1,138,055      ASTORIA FINANCIAL CORP ........................        50,003
  1,653,808      AUSTRALIAN & NEW ZEALAND BANKING
                   GROUP LTD ...................................        12,161


                       See notes to financial statements.                     21

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

DEPOSITORY INSTITUTIONS--(CONTINUED)
  4,592,490   [] BANCA COMMERCIALE ITALIANA S.P.A. .............  $     33,533
  4,870,938   [] BANCA INTESA S.P.A. ...........................        23,409
  9,137,220      BANCA INTESA S.P.A. RISP ......................        20,448
  9,375,000    o BANCA NAZIONALE DEL LAVORO ....................        29,489
  3,211,900   [] BANCA POPOLARE DI MILANO ......................        24,810
         14      BANCFIRST CORP ................................             0
      5,800      BANCFIRST OHIO CORP ...........................           143
    843,540    o BANCO AMBROSIANO VENETO WTS 05/31/02 ..........           896
     64,880    o BANCO AMBROSIANO VENETO WTS 05/31/02 RISP......            30
  4,824,300      BANCO BILBAO VIZCAYA S.A. (REGD) ..............        69,704
    485,632      BANCO COMERCIAL PORTUGUES S.A. (REGD) .........        12,586
      5,123    o BANCO DE GALICIA BUENOS AIRES ADR .............           104
    252,881    o BANCO DE GALICIA BUENOS AIRES S.A.
                   SERIES A ....................................         1,297
  1,014,687      BANCO ESPIRITO SANTO E COMERCIAL ..............        23,608
     99,561      BANCO FRANCES S.A. ............................           647
    690,700      BANCO PINTO & SOTTO MAYOR S.A. ................        12,266
    730,000      BANCO POPULAR ESPANOLA S.A. (REGD) ............        52,511
  8,881,660   [] BANCO SANTANDER CENTRAL HISPANO S.A. ..........        92,513
    256,851      BANCORPSOUTH, INC .............................         4,655
    325,200      BANCWEST CORP .................................        12,073
    192,970      BANK AUSTRIA AG. ..............................        10,150
 16,960,105      BANK OF AMERICA CORP ..........................     1,243,388
  2,059,537      BANK OF EAST ASIA LTD .........................         5,216
      9,200      BANK OF GRANITE CORP ..........................           227
    625,000      BANK OF MONTREAL ..............................        22,591
  4,933,474      BANK OF NEW YORK CO, INC ......................       180,997
  1,186,844      BANK OF NOVA SCOTIA ...........................        25,660
 11,039,830   [] BANK OF TOKYO MITSUBISHI LTD ..................       157,151
  2,704,656      BANK OF YOKOHAMA LTD ..........................         6,949
 10,940,735      BANK ONE CORP .................................       651,658
     14,100    o BANK PLUS CORP ................................            76
    248,800      BANK UNITED CORP (CLASS A) ....................         9,999
      2,850   [] BANKATLANTIC BANCORP, INC (CLASS A) ...........            21
     85,800      BANKATLANTIC BANCORP, INC (CLASS B) ...........           697
  2,070,500      BANKBOSTON CORP ...............................       105,854
    150,000      BANKNORTH GROUP, INC ..........................         4,950
      1,000    o BANKUNITED FINANCIAL CORP (CLASS A) ...........            10
    601,457   [] BANQUE NATIONALE DE PARIS .....................        50,119
  4,058,492      BARCLAYS PLC ..................................       118,096
    935,702    + BAY VIEW CAPITAL CORP .........................        19,182
  1,173,804   [] BAYERISCHE HYPO-UND VEREINSBANK AG. ...........        76,264
  1,628,257      BB&T CORP .....................................        59,737
     22,248    o BOK FINANCIAL CORP ............................           562
    687,300      BPI-SGPS S.A. (REGD) ..........................        14,424
    309,920    o BPI-SGPS S.A. (REGD) (BABY SHS) ...............         6,401
     47,784      BRENTON BANKS, INC ............................           741
     16,200      BSB BANCORP, INC ..............................           437
      4,600      BT FINANCIAL CORP .............................           113
     73,900    o CALIFORNIA FEDERAL BANK .......................            88
    134,720    o CALIFORNIA FEDERAL BANK GOODWILL CERT .........           303
    962,857      CANADIAN IMPERIAL BANK OF COMMERCE ............        22,834
        800      CAROLINA FIRST CORP ...........................            20
      8,000      CATHAY BANCORP, INC ...........................           340
    458,200      CCB FINANCIAL CORP ............................        24,227
     18,920    o CENTENNIAL BANCORP ............................           261
     87,600   xo CENTURA BANKS, INC ............................         4,938
      2,500      CENTURY SOUTH BANKS, INC ......................            56
     11,000      CFSB BANCORP, INC .............................           271
  5,668,477      CHARTER ONE FINANCIAL, INC ....................       157,655
  8,405,287      CHASE MANHATTAN CORP ..........................       728,108
      4,000      CHEMICAL FINANCIAL CORP .......................           139
  1,278,540   [] CHIBA BANK LTD ................................         4,722
    215,342      CHITTENDEN CORP ...............................         6,729
  1,427,900      CHRISTIANIA BANK OG KREDITKASSE ...............         5,133
     78,800      CITIZENS BANKING CORP (MICHIGAN) ..............         2,369
      6,666      CITY HOLDINGS CO ..............................           193
    263,500      CITY NATIONAL CORP ............................         9,865
     70,838      CNB BANCSHARES, INC ...........................         4,038
    439,800      COLONIAL BANCGROUP, INC .......................         6,130
  1,592,708      COMERICA, INC .................................        94,667
    855,000      COMMERCE ASSET HOLDINGS BERHAD ................         1,905
    292,291      COMMERCE BANCORP, INC .........................        12,495
    192,708      COMMERCE BANCSHARES, INC ......................         7,756
     22,375      COMMERCIAL FEDERAL CORP .......................           519
      1,000      COMMONWEALTH BANCORP, INC .....................            18
    817,000      COMMONWEALTH BANK OF AUSTRALIA LTD ............        13,006
     48,600      COMMUNITY BANK SYSTEM, INC ....................         1,233
    262,600      COMMUNITY FIRST BANKSHARES, INC ...............         6,270
     53,210      COMMUNITY TRUST BANCORP, INC ..................         1,244
  1,037,300      COMPASS BANCSHARES, INC .......................        28,266
    420,855    o CONCORD EFS, INC ..............................        17,807
     31,300      CORUS BANKSHARES, INC .........................           996
        279   [] CREDIT COMMERCIAL DE FRANCE S.A. ..............            30
    676,238      CREDIT SUISSE GROUP (REGD) ....................       117,013
          1    # CRESTARAN INTERNATIONAL INVESTMENT ............             0
    626,600      CULLEN FROST BANKERS, INC .....................        17,271
     20,795      CVB FINANCIAL CORP ............................           541
  1,017,000   [] DAI-ICHI KANGO BANK LTD .......................         6,554
    169,300      DEN DANSKE BANK AF 1871 .......................        18,361
  2,530,000      DEN NORSKE BANK ASA ...........................         8,356
  1,453,888      DEUTSCHE BANK AG. .............................        88,689
  1,458,325      DEVELOPMENT BANK OF SINGAPORE LTD (FR) ........        17,817
  1,484,200      DIME BANCORP, INC .............................        29,870
    124,700      DIME COMMUNITY BANCORP, INC ...................         2,899
     61,495      DOWNEY FINANCIAL CORP .........................         1,349
  1,122,260      DRESDNER BANK AG. .............................        43,865
     20,000      EAST WEST BANCORP, INC ........................           201
     15,300      F & M BANCORP, INC (MARYLAND) .................           514
     32,020      F & M BANCORP, INC (WISCONSIN) ................         1,209
     88,600      F & M NATIONAL CORP ...........................         2,940
     26,439      F.N.B. CORP ...................................           714
      3,000      FARMERS CAPITAL BANK CORP .....................           107
  1,157,528      FIFTH THIRD BANCORP ...........................        77,048
    433,639      FIRST AMERICAN CORP ...........................        18,023
    157,700      FIRST BANCORP (PUERTO RICO) ...................         3,558
     11,200      FIRST CHARTER CORP ............................           277
     20,500      FIRST CITIZENS BANCSHARES, INC (CLASS A) ......         1,655
        500      FIRST COMMERCE BANCSHARES, INC ................            12
     84,171      FIRST COMMONWEALTH FINANCIAL CORP .............         2,010
     48,000      FIRST FEDERAL CAPITAL CORP ....................           708
     74,580    o FIRST FINANCIAL BANCORP .......................         1,687
        920      FIRST FINANCIAL BANKSHARES, INC ...............            29
      2,800      FIRST FINANCIAL CORP (INDIANA) ................           106
     17,400      FIRST FINANCIAL HOLDINGS, INC .................           326
     29,100      FIRST INDIANA CORP ............................           622
     26,100      FIRST LIBERTY FINANCIAL CORP ..................           819
     12,450      FIRST MERCHANTS CORP ..........................           296
    370,005      FIRST MIDWEST BANCORP, INC ....................        14,708
     59,500    o FIRST REPUBLIC BANK ...........................         1,722
  1,513,568      FIRST SECURITY CORP ...........................        41,245
      1,700      FIRST SENTINEL BANCORP, INC ...................            15
     11,770      FIRST SOURCE CORP .............................           377
    852,747      FIRST TENNESSEE NATIONAL CORP .................        32,671
  6,118,268      FIRST UNION CORP ..............................       287,559
     44,800      FIRST UNITED BANCSHARES, INC ..................           834
    403,425      FIRST VIRGINIA BANKS, INC .....................        19,818
     41,960      FIRST WASHINGTON BANCORP, INC .................           842
     43,004      FIRST WESTERN BANCORP, INC ....................         1,441
  4,738,261      FIRSTAR CORP ..................................       132,671
    325,100    o FIRSTFED FINANCIAL CORP .......................         6,258
    423,620      FIRSTMERIT CORP ...............................        11,888
     65,600      FLAGSTAR BANCORP, INC .........................         1,656
  8,850,746      FLEET FINANCIAL GROUP, INC ....................       392,752
  1,581,500      FORENINGSSPARBANKEN AB ........................        22,322
        400      FRONTIER FINANCIAL CORP .......................            10
  3,362,334   [] FUJI BANK LTD .................................        23,445
    226,675      FULTON FINANCIAL CORP .........................         4,689
     99,600      GBC BANCORP ...................................         2,017

22                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

DEPOSITORY INSTITUTIONS--(CONTINUED)
     88,000    o GOLD ZACK AG. .................................  $     13,931
  2,178,239    o GOLDEN STATE BANCORP, INC .....................        47,921
    731,200    o GOLDEN STATE BANCORP, INC WTS 01/01/01 ........           960
    504,300      GOLDEN WEST FINANCIAL CORP ....................        49,421
     34,540      GRAND PREMIER FINANCIAL, INC ..................           427
        100      GREATER BAY BANCORP ...........................             3
    588,538      GREENPOINT FINANCIAL CORP .....................        19,311
    906,000   [] GUNMA BANK LTD ................................         5,689
     29,500    o HAMILTON BANCORP, INC .........................           708
     26,000      HANCOCK HOLDINGS CO ...........................         1,167
  2,870,259      HANG SENG BANK LTD ............................        32,092
      6,009      HARBOR FLORIDA BANCSHARES, INC ................            74
      5,700      HARLEYSVILLE NATIONAL CORP ....................           204
      3,800      HARRIS FINANCIAL, INC .........................            41
  1,022,651      HIBERNIA CORP (CLASS A) .......................        16,043
    497,000      HIGO FAMILY BANK LTD ..........................         2,033
  1,729,000      HOKURIKU BANK LTD .............................         3,428
    475,566      HSBC HOLDINGS LTD (U.K.) ......................        16,844
  2,656,620      HSBC HOLDINGS PLC .............................        94,054
  1,329,969    o HSBC HOLDINGS PLC (H.K.) ......................        48,510
    536,157      HUDSON UNITED BANCORP .........................        16,420
  1,234,896      HUNTINGTON BANCSHARES, INC ....................        43,221
  1,440,253    o IMPERIAL BANCORP ..............................        28,535
     95,100      INDEPENDENCE COMMUNITY BANK CORP ..............         1,284
     41,400      INDEPENDENT BANK CORP .........................           652
  6,744,223   [] INDUSTRIAL BANK OF JAPAN LTD ..................        53,490
     46,950      INTERNATIONAL BANCSHARES CORP .................         1,987
     30,950      INTERWEST BANCORP, INC ........................           774
     25,400      INVESTEC GROUP LTD ............................         1,065
     30,000      RWIN FINANCIAL CORP ...........................           585
        700      JEFFBANKS, INC ................................            20
      6,500      JEFFERSON SAVINGS BANCORP, INC ................            90
  1,495,305      JOYO BANK .....................................         5,819
     26,146      SB FINANCIAL, INC .............................         1,330
    766,170      KBC BANCASSURANCE HOLDINGS NV .................        45,434
  4,699,340      KEYCORP .......................................       150,966
    127,832      KEYSTONE FINANCIAL, INC .......................         3,779
 12,964,455      LLOYDS TSB GROUP PLC ..........................       175,748
     87,130    o LOCAL FINANCIAL CORP ..........................           871
     35,517      M & T BANK CORP ...............................        19,534
    286,600      MAF BANCORP, INC ..............................         6,950
      4,000      MAHONING NATIONAL BANCORP, INC ................           175
  1,760,200      MALAYAN BANKING BERHAD ........................         4,755
    547,058      MARSHALL & ILSLEY CORP ........................        35,217
  4,954,914      MBNA CORP .....................................       151,744
  4,008,572      MELLON BANK CORP ..............................       145,812
  1,164,260      MERCANTILE BANCORP, INC .......................        66,508
    359,839      MERCANTILE BANKSHARES CORP ....................        12,729
      2,600      MERCHANTS NEW YORK BANCORP, INC ...............            87
  2,599,265      MERITA LTD ....................................        14,770
     30,242      MID-AMERICA BANCORP ...........................           745
     10,300      MISSISSIPPI VALLEY BANCSHARES .................           341
  2,332,000      MITSUBISHI TRUST & BANKING CORP ...............        22,657
  1,291,000      MITSUI TRUST & BANKING CO LTD .................         2,059
  1,342,869      MORGAN (J.P.) & CO, INC .......................       188,673
  4,586,852      NATIONAL AUSTRALIA BANK LTD ...................        75,901
     50,400      NATIONAL BANCORP OF ALASKA, INC ...............         1,336
    501,484      NATIONAL BANK OF CANADA .......................         6,539
      9,500      NATIONAL CITY BANCORP .........................           198
     27,930      NATIONAL CITY BANCSHARES, INC .................           892
  2,413,583      NATIONAL CITY CORP ............................       158,090
     13,000      NATIONAL COMMERCE BANCORP .....................           284
      2,300      NATIONAL PENN BANCSHARES, INC .................            54
     88,190    o NATIONAL PROCESSING, INC ......................           893
  2,080,000      NATIONAL WESTMINSTER BANK PLC .................        44,099
     26,914      NBT BANCORP, INC ..............................           552
     71,343   [] NEDCOR LTD ....................................         1,608
  1,980,520      NORTH FORK BANCORP, INC .......................        42,210
  1,364,343      NORTHERN TRUST CORP ...........................       132,341
     24,900      NORTHWEST BANCORP, INC ........................           249
     46,500      OCEAN FINANCIAL CORP ..........................           843
    303,913    o OCWEN ASSET INVESTMENT ........................         1,368
     59,100    o OCWEN FINANCIAL CORP ..........................           525
    797,848      OLD KENT FINANCIAL CORP .......................        33,410
    165,135      OLD NATIONAL BANCORP ..........................         4,964
      3,200      OMEGA FINANCIAL CORP ..........................           111
    192,150      ONE VALLEY BANCORP, INC .......................         7,206
     25,466      ORIENTAL FINANCIAL GROUP ......................           614
  2,004,838      OVERSEAS-CHINESE BANKING CORP LTD (FR) ........        16,722
     67,500      PACIFIC CAPITAL BANCORP .......................         2,126
  1,243,200      PACIFIC CENTURY FINANCIAL CORP ................        26,807
    700,000    o PACIFIC CENTURY INSURANCE .....................           567
    399,686      PARIBAS S.A. ..................................        44,806
      9,464      PARK NATIONAL CORP ............................           946
     21,906      PEOPLES BANCORP, INC ..........................           218
      1,150      PEOPLES BANK OF BRIDGEPORT CO .................            35
    855,086      PEOPLES HERITAGE FINANCIAL GROUP, INC .........        16,086
      8,400      PEOPLES HOLDINGS CO ...........................           273
     80,000    o PFF BANCORP, INC ..............................         1,500
      2,600      PINNACLE BANC GROUP, INC ......................            83
  2,439,139      PNC BANK CORP .................................       140,555
    899,673      POPULAR, INC ..................................        27,271
      1,000      PREMIER BANCSHARES, INC .......................            18
      6,100      PRIME BANCORP, INC ............................           169
     20,100      PRIME BANCSHARES, INC .........................           359
    491,169      PROVIDENT BANKSHARES CORP .....................        11,420
    165,100      PROVIDENT FINANCIAL GROUP .....................         7,223
  1,092,848      PROVIDIAN FINANCIAL CORP ......................       102,181
  1,971,424      PUBLIC BANK BERHAD (FR) .......................         1,859
    972,532      PUBLIC BANK BERHAD (LR) .......................           666
     17,900      QUEENS COUNTY BANCORP, INC ....................           580
  1,484,190      REGIONS FINANCIAL CORP ........................        57,049
      1,300      RELIANCE BANCORP, INC .........................            36
    650,974      REPUBLIC BANCORP, INC .........................         9,887
      2,000    o REPUBLIC BANCSHARES, INC ......................            41
      2,000      REPUBLIC BANKING CORP OF FLORIDA ..............            39
  1,055,650      REPUBLIC NEW YORK CORP ........................        71,982
      9,974      REPUBLIC SECURITY FINANCIAL CORP ..............            84
  1,280,000    o RHB CAPITAL BERHAD ............................         1,486
     88,900      RICHMOND COUNTY FINANCIAL CORP ................         1,711
    106,500      RIGGS NATIONAL CORP ...........................         2,190
    519,590      ROSLYN BANCORP, INC ...........................         8,930
    700,605      ROYAL BANK OF CANADA ..........................        30,768
  2,472,148      ROYAL BANK OF SCOTLAND PLC ....................        50,347
     75,400      S & T BANCORP, INC ............................         1,904
  7,222,000   [] SAKURA BANK LTD ...............................        27,387
  7,605,496   [] SAN PAOLO-IMI S.P.A. ..........................       103,535
      8,700      SANDY SPRING BANCORP, INC .....................           241
        765      SANWA BANK LTD ................................             8
    639,000   [] SEVENTY-SEVEN (77) BANK LTD ...................         5,596
  1,547,000      SHIZUOKA BANK LTD .............................        15,414
      4,100      SHORELINE FINANCIAL CORP ......................           123
    230,300    o SILICON VALLEY BANCSHARES .....................         5,700
      6,000      SIMMONS FIRST NATIONAL CORP (CLASS A) .........           193
  1,533,870      SKANDINAVISKA ENSKILDA BANKEN SERIES A ........        17,861
    121,203      SKY FINANCIAL GROUP, INC ......................         3,303
    367,564   [] SOCIETE GENERALE S.A. .........................        64,783
  1,640,815      SOUTHTRUST CORP ...............................        62,966
     30,500    o SOUTHWEST BANCORP OF TEXAS, INC ...............           549
    993,872      SOVEREIGN BANCORP, INC ........................        12,051
    300,000      SPAREBANKEN NOR-CAP ...........................         5,602
    281,200      ST. FRANCIS CAPITAL CORP ......................         6,046
    871,744   [] ST. GEORGE BANK LTD ...........................         6,051
    273,637      ST. PAUL BANCORP, INC .........................         6,978
    985,100      STATE STREET CORP .............................        84,103
     62,900      STATEN ISLAND BANCORP, INC ....................         1,132
     15,226      STERLING BANCORP ..............................           289
     24,800      STERLING BANCSHARES, INC ......................           332
  5,804,550   [] SUMITOMO BANK LTD .............................        71,981


                       See notes to financial statements.                     23

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------
DEPOSITORY INSTITUTIONS--(CONTINUED)
  1,584,359      SUMMIT BANCORP ................................  $     66,246
    348,307    o SUNCORP-METWAY LTD ............................         2,075
  1,799,986      SUNTRUST BANKS, INC ...........................       124,987
     86,950      SUSQUEHANNA BANCSHARES, INC ...................         1,538
  1,760,400      SVENSKA HANDELSBANKEN SERIES A ................        21,120
    661,500      SVENSKA HANDELSBANKEN SERIES B FREE ...........         7,314
      3,730    o SWISS BANK CORP WTS 06/30/00 (REGD) ...........            62
    818,994      SYNOVUS FINANCIAL CORP ........................        16,278
    881,600      TCF FINANCIAL CORP ............................        24,575
     89,600      TEXAS REGIONAL BANCSHARES, INC
                   (CLASS A) ...................................         2,436
  3,453,609   [] TOKAI BANK LTD ................................        19,688
     25,100      TORONTO DOMINION BANK .........................         1,132
     88,800      TRIANGLE BANCORP, INC .........................         1,504
     45,300      TRUST CO OF NEW JERSEY ........................         1,065
     66,735      TRUSTCO BANK CORP .............................         1,794
    135,302      TRUSTMARK CORP ................................         3,095
  4,489,310      U.S. BANCORP ..................................       152,637
    197,469      U.S. TRUST CORP ...............................        18,266
      7,515      U.S.B. HOLDINGS CO, INC .......................           115
    841,577      UBS AG. (REGD) ................................       251,185
     41,365      UMB FINANCIAL CORP ............................         1,774
 12,410,460      UNCREDITO ITALIANO S.P.A. .....................        54,523
    220,600      UNI BANKDANMARK AS (CLASS A) ..................        14,723
  1,835,502      UNION PLANTERS CORP ...........................        82,024
    500,900      UNIONBANCAL CORP ..............................        18,095
     50,700      UNITED BANKSHARES, INC ........................         1,344
      6,040      UNITED NATIONAL BANCORP .......................           143
  6,802,890      UNITED OVERSEAS BANK LTD (FR) .................        47,550
     61,700      USBANCORP, INC ................................           972
  1,347,059      UST CORP ......................................        40,749
    339,751      VALLEY NATIONAL BANCORP .......................         9,768
  1,157,212      WACHOVIA CORP .................................        99,014
    821,900      WASHINGTON FEDERAL, INC .......................        18,441
  3,971,148      WASHINGTON MUTUAL, INC ........................       140,479
      1,000      WASHINGTON TRUST BANCORP, INC .................            18
    311,584      WEBSTER FINANCIAL CORP ........................         8,452
 13,606,416      WELLS FARGO CO ................................       581,674
     32,300      WESBANCO, INC .................................           969
     54,990      WEST COAST BANCORP (OREGON) ...................           962
    153,000      WESTAMERICA BANCORP ...........................         5,585
     10,700      WESTCORP ......................................           120
     63,200      WESTERN BANCORP ...............................         2,749
     63,700      WESTERNBANK PUERTO RICO .......................           832
  7,474,742   [] WESTPAC BANKING CORP ..........................        48,486
    155,250      WHITNEY HOLDINGS CORP .........................         6,171
    168,500      WILMINGTON TRUST CORP .........................         9,668
    431,002      WING LUNG BANK LTD ............................         1,678
      5,200      WSFS FINANCIAL CORP ...........................            76
    473,000      YAMAGUCHI BANK LTD ............................         4,279
    117,000    o YASUDA TRUST & BANKING CO LTD .................           146
    148,000      ZIONS BANCORP .................................         9,398
                                                                 -------------
                                                                    11,365,971
                                                                 -------------
  EATING AND DRINKING PLACES--0.60%
     27,700    o ADVANTICA RESTAURANT GROUP, INC ...............            95
    434,457    o APPLEBEES INTERNATIONAL, INC ..................        13,088
    294,200      AVADO BRANDS, INC .............................         2,464
    627,682      BOB EVANS FARMS, INC ..........................        12,475
     11,800 []xo BOSTON CHICKEN, INC ...........................             8
    842,893    o BRINKER INTERNATIONAL, INC ....................        22,916
    598,250    o BUFFETS, INC ..................................         6,880
     36,625      CBRL GROUP, INC ...............................           634
    385,700    o CEC ENTERTAINMENT, INC ........................        16,296
    306,564      CKE RESTAURANTS, INC ..........................         4,982
  2,055,069      COMPASS GROUP PLC .............................        20,376
     32,306    o CONSOLIDATED PRODUCTS, INC ....................           582
  1,863,400      DARDEN RESTAURANTS, INC .......................        40,645
     31,350    o DAVE & BUSTERS, INC ...........................           909
      2,800  []o EINSTEIN/NOAH BAGEL CORP ......................             3
    686,665    o FOODMAKER, INC ................................        19,484
    200,384      FRISCHS RESTAURANTS, INC ......................         2,079
  1,045,889      HOST MARRIOTT CORP (NEW) ......................        12,420
      4,780    o HOST MARRIOTT SERVICES CORP ...................            39
    152,000    o IHOP CORP (NEW) ...............................         3,658
    591,000    o KENTUCKY FRIED CHICKEN BERHAD .................           681
     82,200    o LANDRYS SEAFOOD RESTAURANTS, INC ..............           658
    276,419    o LONE STAR STEAKHOUSE & SALOON, INC ............         2,686
    280,691      LUBYS, INC ....................................         4,210
    988,500      MARRIOTT INTERNATIONAL (CLASS A) ..............        36,945
  8,495,307      MCDONALD'S CORP ...............................       350,962
      8,927    o MELCO INTERNATIONAL DEVELOPMENT LTD ...........             1
      1,530      MOEVENPICK HOLDINGS (BR) ......................           661
        276      MORRISON HEALTH CARE, INC .....................             7
    112,700    o NPC INTERNATIONAL, INC ........................         1,733
    232,700    o OUTBACK STEAKHOUSE, INC .......................         9,148
    178,000      OVERSEAS UNION ENTERPRISES LTD ................           565
    169,200    o PAPA JOHNS INTERNATIONAL, INC .................         7,561
    426,185      PICCADILLY CAFETERIAS, INC ....................         3,543
      2,900    o PJ AMERICA, INC ...............................            61
    598,007  []o PLANET HOLLYWOOD, INC (CLASS A) ...............           411
     70,050    o RAINFOREST CAFE, INC ..........................           355
        600    o RARE HOSPITALITY INTERNATIONAL, INC ...........            15
      2,000      ROYAL CO LTD ..................................            28
    400,534      RUBY TUESDAY, INC .............................         7,610
    295,350    o RYANS FAMILY STEAK HOUSES, INC ................         3,433
    112,775    o SBARRO, INC ...................................         3,052
      7,878    o SHONEYS, INC ..................................            17
    230,924   xo SIZZLER INTERNATIONAL, INC ....................           520
    292,000   [] SKYLARK CO LTD ................................         6,272
     95,901      SODEXHO ALLIANCE S.A. .........................        16,517
    101,651    o SODEXHO MARRIOTT SERVICES, INC ................         1,950
    322,475    o SONIC CORP ....................................        10,521
    791,100    o TELEPIZZA S.A. ................................         4,096
     26,650    o THE CHEESECAKE FACTORY CO .....................           813
  1,107,000   +o TPI ENTERPRISES, INC ..........................            14
  1,145,771    o TRICON GLOBAL RESTAURANTS, INC ................        62,015
    142,648    o U.S. FOODSERVICE, INC .........................         6,080
     12,200      VALORA HOLDINGS AG. (REGD) ....................         2,809
    571,000      VIAD CORP .....................................        17,665
    261,200    o VICORP RESTAURANTS, INC .......................         4,538
    243,869      WENDYS INTERNATIONAL, INC .....................         6,905
                                                                  ------------
                                                                       755,091
                                                                  ------------
  EDUCATIONAL SERVICES--0.02%
     60,778    o APOLLO GROUP, INC (CLASS A) ...................         1,614
     95,091    o BERLITZ INTERNATIONAL, INC ....................         1,747
     47,600  []o COMPUTER LEARNING CENTERS, INC ................           235
    382,029    o DEVRY, INC ....................................         8,548
    170,700    o EDUCATION MANAGEMENT CORP .....................         3,542
      3,000    o EDUTREK INTERNATIONAL, INC (CLASS A) ..........            14
      6,600    o ITT EDUCATIONAL SERVICES, INC .................           172
     72,700    o LEARNING TREE INTERNATIONAL, INC ..............           795
    242,925  []o SYLVAN LEARNING SYSTEMS, INC ..................         6,605
                                                                  ------------
                                                                        23,272
                                                                  ------------
  ELECTRIC, GAS, AND SANITARY SERVICES--3.57%
    357,150    o AES CORP ......................................        20,759
    486,800      AGL RESOURCES, INC ............................         8,975
    135,354      AGUAS DE BARCELONA S.A. .......................         7,049
      2,217    o AGUAS DE BARCELONA S.A. (NEW) .................           114
  1,459,174      ALLEGHENY ENERGY, INC .........................        46,785
    294,693      ALLIANT ENERGY CORP ...........................         8,362
  1,171,690    o ALLIED WASTE INDUSTRIES, INC ..................        23,141
    967,281      AMEREN CORP ...................................        37,119
    176,685    o AMERICAN ECOLOGY CORP .........................           442
  1,017,356      AMERICAN ELECTRIC POWER CO, INC ...............        38,214
      1,200      AMERICAN STATES WATER CO ......................            34
    170,367      AMERICAN WATER WORKS CO, INC ..................         5,239


24                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
    408,567      ANGLIAN WATER PLC .............................  $      4,518
    403,436    o AQUA ALLIANCE, INC ............................           403
     22,034      AQUARION CO ...................................           766
    201,377      ATMOS ENERGY CORP .............................         5,034
  1,122,955      AUSTRALIA GAS LIGHT CO ........................         6,831
    388,100      AVISTA CORP ...................................         6,307
    163,000  []o AZURIX CORP ...................................         3,260
    151,986      BEC ENERGY ....................................         6,269
    128,470    o BEWAG AG. .....................................         1,981
      1,800      BEWCKISER WASSER TECHNIK AG. ..................           341
    280,269      BLACK HILLS CORP ..............................         6,481
    840,000      BRITISH ENERGY PLC ............................         7,150
  1,551,042      BROWNING FERRIS INDUSTRIES, INC ...............        66,695
     47,400      CALIFORNIA WATER SERVICE GROUP ................         1,238
    168,100    o CALPINE CORP ..................................         9,077
    978,436      CAROLINA POWER & LIGHT CO .....................        41,889
    143,600    o CASELLA WASTE SYSTEMS, INC (CLASS A) ..........         3,734
105,677,660    o CENTRAIS GERADORAS DO SUL (BR) ................            83
  2,101,600      CENTRAL & SOUTH WEST CORP .....................        49,125
    113,500      CENTRAL HUDSON GAS & ELECTRIC CORP ............         4,767
  7,127,533    o CENTRICA PLC ..................................        16,740
    165,000      CHILECTRA S.A. ADR ............................         3,568
  4,268,702      CIA PAULISTA DE FORCA & LUZ ...................           274
     38,500      CILCORP, INC ..................................         2,406
  1,649,098      CINERGY CORP ..................................        52,771
    495,541    o CITIZENS UTILITIES CO (CLASS B) ...............         5,513
    453,240    o CLEAN HARBORS, INC ............................           821
    309,964      CLECO CORP ....................................         9,415
  3,827,420      CLP HOLDINGS LTD ..............................        18,597
    211,264      CMP GROUP, INC ................................         5,532
    487,680      CMS ENERGY CORP ...............................        20,422
  1,729,674      COASTAL CORP ..................................        69,187
     26,128      COLONIAL GAS CO ...............................           967
    832,061      COLUMBIA ENERGY GROUP .........................        52,160
    178,100      COMMONWEALTH ENERGY SYSTEM CO .................         7,480
  1,057,475      CONECTIV, INC .................................        25,842
     62,012   [] CONECTIV, INC (CLASS A) .......................         2,605
     27,400      CONNECTICUT ENERGY CORP .......................         1,057
  1,115,200      CONSOLIDATED EDISON CO OF N.Y., INC ...........        50,463
  1,005,300      CONSOLIDATED NATURAL GAS CO ...................        61,072
  1,775,921      CONSTELLATION ENERGY GROUP ....................        52,612
    351,000    o CONTACT ENERGY LTD ............................           569
      1,169      CTG RESOURCES, INC ............................            43
        160      DAISEKI CO LTD ................................             2
  1,658,100      DOMINION RESOURCES, INC .......................        71,816
    855,275      DPL, INC ......................................        15,716
  1,025,493      DQE, INC ......................................        41,148
  1,514,471      DTE ENERGY CO .................................        60,579
  2,199,486      DUKE ENERGY CORP ..............................       119,597
    345,398      DYNEGY, INC ...................................         7,037
    225,538      EASTERN ENTERPRISES CO ........................         8,965
    150,057      EASTERN UTILITIES ASSOCIATION CO ..............         4,370
  2,475,652      EDISON INTERNATIONAL CO .......................        66,224
    957,030   [] EDISON S.P.A. .................................         8,291
    351,950      EDPERBRASCAN CORP (CLASS A) ...................         5,338
      1,914    o EL PASO ELECTRIC CO ...........................            17
    339,610      EL PASO ENERGY CORP ...........................        11,950
    145,307      ELECTRABEL NV .................................        46,905
      2,000      ELECTRABEL S.A. (STRIP VVPR) ..................             0
  1,216,494      ELECTRICIDADE DE PORTUGAL S.A. ................        21,905
105,677,660      ELECTROBRAS S.A. ..............................         1,991
     36,181      EMPIRE DISTRICT ELECTRIC CO ...................          943
    411,626      EMPRESA NACIONAL DE ELECTRIDAD
                   S.A. ADR ....................................         4,991
  2,699,860   [] ENDESA S.A. ...................................        57,581
    306,300      ENERGEN CORP ..................................         5,705
  1,458,321      ENERGY EAST CORP ..............................        37,916
    116,078      ENERSIS S.A. ADR ..............................         2,655
  1,511,145      ENTERGY CORP ..................................        47,223
    224,501      EQUITABLE RESOURCES, INC ......................         8,475
      5,237      ETOWN CORP ....................................           240
  2,263,027      FIRSTENERGY CORP ..............................        70,154
    590,839      FLORIDA PROGRESS CORP .........................        24,409
    964,248      FPL GROUP, INC ................................        52,672
    386,419      GAS NATURAL SDG S.A. ..........................        28,095
    150,170   [] GENER S.A. (SPONS ADR) ........................         2,666
  1,466,700      GPU, INC ......................................        61,876
        385      GROUPE BRUXELLES LAMBERT NPV
                     (STRIP VVPR) ..............................             0
     68,235   [] GROUPE BRUXELLES LAMBERT S.A. .................        11,534
     70,510      HAFSLUND AS SERIES A ..........................           470
     46,402      HAFSLUND AS SERIES B ..........................           192
    316,693      HAWAIIAN ELECTRIC INDUSTRIES, INC .............        11,243
 10,721,712      HONG KONG & CHINA GAS CO LTD ..................        15,546
    124,922    o HONG KONG & CHINA GAS CO LTD
                   WTS 09/30/99 ................................            20
         25      HONG KONG ELECTRIC CO LTD .....................             0
    471,788      HYDER PLC .....................................         5,570
  1,761,597   [] IBERDROLA S.A. ................................        26,833
    328,100      IDACORP, INC ..................................        10,335
     57,620      ILLINOVA CORP .................................         1,570
    221,966      INDIANA ENERGY, INC ...........................         4,731
     18,134      IPALCO ENTERPRISES, INC .......................           384
      2,405    o IT GROUP, INC .................................            39
  1,031,340      ITALGAS S.P.A. ................................         4,329
  3,410,600      KANSAI ELECTRIC POWER CO, INC .................        64,808
    545,634      KANSAS CITY POWER & LIGHT CO ..................        13,914
    130,800    o KELLEY OIL & GAS CORP .........................            29
  1,064,890      KEYSPAN CORP ..................................        28,086
    280,250      KN ENERGY, INC ................................         3,748
    157,000      KURITA WATER INDUSTRIES LTD ...................         2,815
    135,700      LACLEDE GAS CO ................................         3,155
    856,867      LOUISVILLE GAS & ELECTRIC ENERGY CORP .........        17,994
     35,900      MADISON GAS & ELECTRIC CO .....................           736
    432,104      MCN ENERGY GROUP, INC .........................         8,966
    161,579      MDU RESOURCES GROUP, INC ......................         3,686
    329,300    o MIDAMERICAN ENERGY HOLDINGS CO ................        11,402
     94,810      MINNESOTA POWER, INC ..........................         1,884
    200,800 []xo MOLTEN METAL TECHNOLOGY, INC ..................             8
    118,306      MONTANA POWER CO ..............................         8,341
    966,736      NATIONAL FUEL GAS CO ..........................        46,887
  2,011,183      NATIONAL GRID GROUP PLC .......................        13,997
  3,108,824      NATIONAL POWER PLC ............................        22,640
    576,600      NEVADA POWER CO ...............................        14,415
    857,360      NEW CENTURY ENERGIES, INC .....................        33,276
    377,443      NEW ENGLAND ELECTRIC SYSTEMS CO ...............        18,919
    116,700      NEW JERSEY RESOURCES CORP .....................         4,369
     14,800    o NEWPARK RESOURCES, INC ........................           131
     32,200    o NIAGARA MOHWAK HOLDINGS, INC ..................           517
    466,640      NICOR, INC ....................................        17,761
    269,458      NISOURCE, INC .................................         6,955
     90,592      NORTH CAROLINA NATURAL GAS CORP ...............         3,086
     19,700    o NORTHEAST UTILITIES CO ........................           348
  1,009,068      NORTHERN STATES POWER CO ......................        24,407
    161,600      NORTHWEST NATURAL GAS CO ......................         3,899
    127,192      NORTHWESTERN CORP .............................         3,076
    142,600      NUI CORP ......................................         3,565
    608,044      OGE ENERGY CORP ...............................        14,441
    296,300      ONEOK, INC ....................................         9,408
      4,572      ORANGE & ROCKLAND UTILITY, INC ................           267
  4,010,000      OSAKA GAS CO LTD ..............................        13,616
     31,745    o OESTERREICHISCHE
                   ELEKTRIZITAETSWIRSCHAFTS AG. ................         4,623
     17,900      OTTER TAIL POWER CO ...........................           690
  6,913,300      PACIFICORP ....................................       127,032
  1,609,629      PECO ENERGY CO ................................        67,403
     22,100      PENNSYLVANIA ENTERPRISES, INC .................           678
    534,199      PEOPLES ENERGY CORP ...........................        20,133


                       See notes to financial statements.                     25

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
    635,000      PETRONAS GAS BERHAD ...........................  $      1,354
  2,074,313      PG&E CORP .....................................        67,415
     89,133      PHILADELPHIA SUBURBAN CORP ....................         2,056
    109,196    o PHILIP SERVICES CORP ..........................            17
     93,287      PIEDMONT NATURAL GAS CO, INC ..................         2,904
    697,234      PINNACLE WEST CAPITAL CORP ....................        28,064
    717,400      POTOMAC ELECTRIC POWER CO .....................        21,118
    285,479      POWERGEN PLC ..................................         3,078
  1,752,910      PP&L RESOURCES, INC ...........................        53,902
    601,524      PUBLIC SERVICE CO OF NEW MEXICO ...............        11,955
    112,202      PUBLIC SERVICE CO OF NORTH CAROLINA ...........         3,282
  1,836,128      PUBLIC SERVICE ENTERPRISE GROUP, INC ..........        75,052
    506,431      PUGET SOUND ENERGY, INC .......................        12,154
  1,127,880      QUESTAR CORP ..................................        21,571
  1,759,215      RELIANT ENERGY, INC ...........................        48,598
  3,044,816    o REPUBLIC SERVICES, INC (CLASS A) ..............        75,359
  1,190,320    o RHEIN-WESTFALEN ELECTRIC AG. (STAMM) ..........        55,106
    567,997      ROCHESTER GAS & ELECTRIC CORP .................        15,087
    694,100      SCANA CORP ....................................        16,225
  2,153,839      SCOTTISH & SOUTHERN ENERGY PLC ................        22,034
  3,724,574      SCOTTISH POWER PLC ............................        32,173
      1,505      SEMCO ENERGY, INC .............................            23
  1,633,305      SEMPRA ENERGY .................................        36,954
  9,472,146      SHUN TAK ENTERPRISES CORP LTD .................         2,533
     49,300      SIERRA PACIFIC RESOURCES ......................         1,793
     95,882      SIG CORP, INC .................................         2,715
    158,100      SONAT, INC ....................................         5,237
     52,000      SOUTH JERSEY INDUSTRIES, INC ..................         1,472
  4,101,296      SOUTHERN CO ...................................       108,684
     44,964    o SOUTHERN UNION CO .............................           978
        600      SOUTHWEST GAS CORP ............................            17
    167,500      SOUTHWESTERN ENERGY CO ........................         1,769
    478,835   [] LYONNAISE DES EAUX S.A. .......................        86,370
      7,200    o SUPERIOR SERVICES, INC ........................           192
    841,952      TECO ENERGY, INC ..............................        19,154
    804,000    o TENAGA NASIONAL BERHAD ........................         1,667
  2,061,464      TEXAS UTILITIES CO ............................        85,035
    192,714      THAMES WATER PLC ..............................         3,056
      2,200    o THERMO ECOTEK CORP ............................            18
    129,700      TNP ENTERPRISES, INC ..........................         4,702
    989,000      TOHOKU ELECTRIC POWER CO, INC .................        14,969
  2,503,474   [] TOKYO ELECTRIC POWER CO, INC ..................        52,845
  5,292,000   [] TOKYO GAS CO LTD ..............................        13,029
    244,357      TRACTEBEL NV ..................................        34,273
      6,138    o TRACTEBEL NV PUT WTS 11/15/99 .................             0
    857,504      TRANS CANADA PIPELINES LTD ....................        12,022
    140,050      TRANS CANADA PIPELINES LTD (U.S.) .............         1,961
    376,600      TRANSALTA CORP ................................         5,521
    568,500      TRANSPORTADORA DE GAS DEL SUR (CLASS B) .......         1,069
    237,624      UGI CORP ......................................         4,797
  1,627,483      UNICOM CORP ...................................        62,760
  1,428,100   [] UNION ELECTRICA FENOSA S.A. ...................        18,675
    258,020    o UNISOURCE ENERGY CORP HOLDINGS CO .............         3,080
     64,500      UNITED ILLUMINATING CO ........................         2,737
  1,933,886      UNITED UTILITIES PLC ..........................        23,503
    120,100      UNITED WATER RESOURCES, INC ...................         2,725
    669,647      UTILICORP UNITED, INC .........................        16,281
  1,282,930   [] VEBA AG. ......................................        75,416
     54,046      VIAG AG. ......................................        25,528
  1,592,410      VIVENDI S.A. ..................................       128,999
     48,973  []o VIVENDI S.A. WTS 05/02/01 .....................           131
    577,372      WASHINGTON GAS LIGHT CO .......................        15,012
  6,465,954    o WASTE MANAGEMENT, INC .........................       347,545
        700    o WASTEMASTERS, INC .............................             0
    232,462      WESTCOAST ENERGY, INC .........................         4,539
     53,800      WESTERN GAS RESOURCES, INC ....................           861
    178,610      WESTERN RESOURCES, INC ........................         4,755
    127,798      WICOR, INC ....................................         3,570
  2,443,474      WILLIAMS COS, INC .............................       104,000
    738,081   [] WISCONSIN ENERGY CORP .........................        18,498
    274,672      WPS RESOURCES CORP ............................         8,240
    416,000      YANKEE ENERGY SYSTEMS, INC ....................        16,510
    151,135    o YORK RESEARCH CORP ............................           935
                                                                 -------------
                                                                     4,474,316
                                                                 -------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.10%
     30,800    o AAVID THERMAL TECHNOLOGIES, INC ...............           697
    508,037  []o ABB LTD .......................................        47,505
    233,748  []o ABB LTD (SWITZERLAND) .........................        22,028
        300    o ACT MANUFACTURING, INC ........................             4
    119,900    o ACTEL CORP ....................................         1,769
     43,500    o ADAPTIVE BROADBAND CORP .......................           952
  1,115,698    o ADC TELECOMMUNICATIONS, INC ...................        50,834
     91,824    o ADTRAN, INC ...................................         3,340
     22,600    o ADVANCED ENERGY INDUSTRIES, INC ...............           917
    362,700    o ADVANCED FIBRE COMMUNICATIONS .................         5,667
    160,900    o ADVANCED LIGHTING TECHNOLOGIES, INC ...........         1,448
    250,750    o ADVANCED MICRO DEVICES, INC ...................         4,529
    141,629   [] ADVANTEST CORP ................................        15,562
     84,000      AIWA CO LTD ...................................         2,776
    402,335      ALLEGHENY TELEDYNE, INC .......................         9,103
      4,200    o ALLEN TELECOM, INC ............................            45
       900     o ALLIANCE SEMICONDUCTOR CORP ...................             9
  1,244,000   [] ALPS ELECTRIC CO LTD ..........................        29,137
  1,431,000    o ALSTOM ........................................        45,012
  6,616,180    o ALTERA CORP ...................................       243,558
  1,680,860    o AMERICAN POWER CONVERSION CORP ................        33,827
    284,229    o AMERICAN TOWER SYSTEMS (CLASS A) ..............         6,821
    287,200      AMETEK, INC ...................................         6,606
    241,000  []o AMKOR TECHNOLOGY, INC .........................         2,470
      6,000    o AMPEX CORP (CLASS A) ..........................            30
     55,845    o AMPHENOL CORP (CLASS A) .......................         2,220
     20,992      AMSTRAD PLC ...................................            21
        700    o ANADIGICS, INC ................................            26
  1,269,029    o ANALOG DEVICES, INC ...........................        63,689
  1,211,118    o ANDREW CORP ...................................        22,936
    151,800  []o ANTEC CORP ....................................         4,867
      2,369  []o APPLIED MAGNETICS CORP ........................             7
    119,000    o APPLIED MICRO CIRCUITS CORP ...................         9,788
     98,781    o ARTESYN TECHNOLOGIES, INC .....................         2,192
     67,300    o ARTISAN COMPONENTS, INC .......................           782
    319,400    o ASPECT TELECOMMUNICATIONS CORP ................         3,114
  1,272,535    o ATMEL CORP ....................................        33,325
     16,226    o AURA SYSTEMS, INC .............................             4
      2,200    o AUSTRIA MIKRO SYSTEM
                 INTERNATIONAL AG ..............................            81
     54,000        AVX CORP ....................................         1,316
     13,933      BALDOR ELECTRIC CO ............................           277
     57,500    o BANG & OLUFSEN HOLDINGS AS (CLASS B ...........         3,654
     41,115      BARCO INDUSTRIES NV ...........................         6,619
     66,100    o BENCHMARK ELECTRONICS, INC ....................         2,375
    462,200      BMC INDUSTRIES, INC ...........................         4,766
    436,096      BOWTHORPE HOLDINGS PLC ........................         3,812
      3,900    o BROADBAND TECHNOLOGIES, INC ...................            10
    128,500    o BROADCOM CORP (CLASS A) .......................        18,576
    697,000      BROTHERS INDUSTRIES LTD .......................         2,401
    165,400    o BURR BROWN CORP ...............................         6,058
    238,000      C&D TECHNOLOGIES, INC .........................         7,289
    808,700  []o CELLNET DATA SYSTEMS, INC .....................         7,278
     10,500    o CHECKPOINT SYSTEMS, INC .......................            94
     12,400    o CIDCO, INC ....................................            92
    884,380    o CIENA CORP ....................................        26,697
    279,563    o COMMSCOPE, INC ................................         8,597
    579,297    o COMVERSE TECHNOLOGY, INC ......................        43,737
    610,750    o CONEXANT SYSTEMS, INC .........................        35,462
  1,814,445      COOPER INDUSTRIES, INC ........................        94,351
    254,042      CTS CORP ......................................        17,783


26                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
     21,100    o CUSTOMTRACKS CORP .............................  $      1,180
    566,900    o CYPRESS SEMICONDUCTOR CORP ....................         9,354
    336,879  []o DAI NIPPON SCREEN
                 MANUFACTURING CO LTD ..........................         1,739
     57,685      DALLAS SEMICONDUCTOR CORP .....................         2,913
      1,200    o DAVOX CORP ....................................            14
    396,900    o DIGITAL MICROWAVE CORP ........................         5,060
    247,120    o DII GROUP, INC ................................         9,221
    174,516    o DSP COMMUNICATIONS, INC .......................         5,039
      4,100  []o ECHOSTAR COMMUNICATIONS CORP
                   CLASS A) ....................................           629
      2,024    o EFACEC CAPITAL WTS 12/12/99 ...................             1
     21,500    o ELECTRO SCIENTIFIC INDUSTRIES, INC ............           898
    333,058      ELECTROCOMPONENTS PLC .........................         2,460
    968,970      ELECTROLUX AB SERIES B ........................        20,287
  1,255,379   [] EMAIL LTD .....................................         2,416
  2,541,270      EMERSON ELECTRIC CO ...........................       159,782
      7,800      EMPRESA FABRIL DE MAQUINAS ELECTRICAS .........            46
      2,578    o EMPRESA FABRIL DE MAQUINAS ELECTRICAS
                   (BABY SHS) ..................................            15
     76,921    o ESS TECHNOLOGY ................................         1,034
     87,500    o EVANS & SUTHERLAND COMPUTER CORP ..............         1,143
      1,100    o EXAR CORP .....................................            27
    144,400    o EXCEL SWITCHING CORP ..........................         4,323
      6,500      EXIDE CORP ....................................            96
     81,000    o FIREARMS TRAINING SYSTEMS, INC ................            73
    497,017   [] FISHER & PAYKEL INDUSTRIES LTD ................         1,580
     10,000      FRANKLIN ELECTRIC CO, INC .....................           650
  5,968,000   [] FUJITSU LTD ...................................       120,060
    387,000      FURUKAWA ELECTRIC CO LTD ......................         1,774
     64,000      FUTABA CORP ...................................         2,982
     98,357  []o GENERAL DATACOMM INDUSTRIES, INC ..............           258
 26,513,257      GENERAL ELECTRIC CO ...........................     2,995,998
  4,392,778      GENERAL ELECTRIC CO (U.K.) ....................        44,800
    684,500    o GENERAL INSTRUMENT CORP .......................        29,091
    135,900    o GENERAL SEMICONDUCTOR, INC ....................         1,240
     41,700    o GENLYTE GROUP, INC ............................           936
    883,000   xo GEOTEK COMMUNICATIONS, INC ....................            23
     71,437    o GLENAYRE TECHNOLOGIES, INC ....................           257
     13,840      GROUPE SEB S.A ................................         1,035
     23,300    o HADCO CORP ....................................           926
    100,380      HARMAN INTERNATIONAL INDUSTRIES, INC ..........         4,417
     79,400      HARMON INDUSTRIES, INC ........................         1,573
  1,058,049      HARRIS CORP ...................................        41,462
     27,900      HELIX TECHNOLOGY CORP .........................           668
    136,900   [] HIROSE ELECTRIC CO LTD ........................        14,206
  7,585,230   [] HITACHI LTD ...................................        71,127
    251,200    o HMT TECHNOLOGY CORP ...........................           628
     54,500    o HOLOPHANE CORP ................................         2,078
     65,676      HUBBELL, INC (CLASS B) ........................         2,980
    131,370    o HUTCHINSON TECHNOLOGY, INC ....................         3,646
      7,300      NNOVEX, INC ...................................           102
  1,150,400    o INTEGRATED DEVICE TECHNOLOGY, INC .............        12,511
      7,500    o INTEGRATED SILICON SOLUTION, INC ..............            44
 27,772,386      INTEL CORP ....................................     1,652,457
    186,900      INTER-TEL, INC ................................         3,411
    256,900    o INTERDIGITAL COMMUNICATIONS CORP ..............         1,188
      7,400    o INTERNATIONAL RECTIFIER CORP ..................            99
    185,000    o INTERVOICE, INC ...............................         2,671
     10,200    o ITI TECHNOLOGIES, INC .........................           231
     19,800  []o ITRON, INC ....................................           170
    339,184    o JABIL CIRCUIT, INC ............................        15,306
  3,513,320    o JOHNSON ELECTRIC HOLDINGS LTD .................        14,490
      3,700    o JPM CO ........................................            48
    177,400      JUNO LIGHTING, INC ............................         4,346
     12,100    o KEMET CORP ....................................           278
    727,800    o KOMAG, INC ....................................         2,411
  1,720,077      KONINKLIJKE PHILIPS ELECTRONICS NV ............       169,675
        500    o KOPIN CORP ....................................            12
    298,100      KYOCERA CORP ..................................        17,486
    103,800    o L-3 COMMINUCATIONS HOLDINGS, INC ..............         5,015
    162,550    o LATTICE SEMICONDUCTOR CORP ....................        10,119
     30,879      LEGRAND S.A ...................................         6,286
    208,700    o LEVEL ONE COMMUNICATIONS, INC .................        10,213
  3,123,300      LINEAR TECHNOLOGY CO ..........................       210,042
     24,900    o LITTLEFUSE, INC ...............................           479
     10,200    o LO-JACK CORP ..................................            85
  1,226,100    o LSI LOGIC CORP ................................        56,554
    212,800      MABUCHI MOTOR CO LTD ..........................        19,779
        674    o MAGNETEK, INC .................................             7
    637,000      MALAYSIAN PACIFIC INDUSTRIES BERHAD ...........         1,600
  5,128,650   [] MATSUSHITA ELECTRIC INDUSTRIAL CO LTD .........        99,573
     60,335      MATSUSHITA ELECTRIC INDUSTRIAL CO LTD
                   ADR .........................................        11,965
  1,879,124    o MAXIM INTEGRATED PRODUCTS .....................       124,962
    319,203      MAYTAG CO .....................................        22,244
    392,100    o MEMC ELECTRONIC MATERIALS, INC ................         4,779
    196,265      METAL MANUFACTURES LTD ........................           240
    307,850      METHODE ELECTRONICS, INC (CLASS A) ............         7,042
     89,775    o MICREL, INC ...................................         6,643
        800    o MICRO LINEAR CORP .............................             3
    436,275    o MICROCHIP TECHNOLOGY, INC .....................        20,669
    865,395    o MICRON TECHNOLOGY, INC ........................        34,886
  3,243,000      MITSUBISHI ELECTRIC CORP ......................        12,459
    793,200    o MMC NETWORKS, INC .............................        35,496
      8,107      MOLEX, INC ....................................           300
    167,252      MOLEX, INC (CLASS A) ..........................         5,268
     16,000    o MOOG, INC (CLASS A) ...........................           550
  4,643,098      MOTOROLA, INC .................................       439,934
    142,130  []o MRV COMMUNICATIONS, INC .......................         1,865
    573,000      MURATA MANUFACTURING CO LTD ...................        37,682
     67,700      NATIONAL PRESTO INDUSTRIES, INC ...............         2,590
    763,899    o NATIONAL SEMICONDUCTOR CORP ...................        19,336
    657,849      NATIONAL SERVICE INDUSTRIES, INC ..............        23,683
      9,600    o NATURAL MICROSYSTEMS CORP .....................            92
    292,160    o NEOMAGIC CORP .................................         2,456
    431,644   [] NGK SPARK PLUG CO LTD .........................         4,440
        900      NIHON DEMPA KOGYO CO LTD ......................             6
  2,899,000   [] NIPPON ELECTRIC CORP ..........................        36,046
    136,000   [] NITTO DENKO CORP ..............................         2,854
  4,424,700    o NOKIA OYJ .............................. ......       387,871
    957,042      NORTEL NETWORKS CORP ..........................        81,472
  1,277,913      NORTEL NETWORKS CORP (U.S.) ...................       110,939
     13,600    o OAK INDUSTRIES, INC ...........................           594
    289,705    o OAK TECHNOLOGY, INC ...........................         1,050
        500    o OIS OPTICAL IMAGING SYSTEMS, INC ..............             0
    391,900  []o P-COM, INC ....................................         2,051
    146,709    o PAIRGAIN TECHNOLOGIES, INC ....................         1,687
     61,100      PARK ELECTROCHEMICAL CORP .....................         1,757
     14,800  []o PARKERVISION, INC .............................           518
     77,300    o PHOTRONICS, INC ...............................         1,894
     24,600    o PICTURETEL CORP ...............................           197
    336,729      PIONEER CORP ..................................         6,552
    125,400      PITTWAY CORP ..................................         4,177
    229,036      PITTWAY CORP (CLASS A) ........................         7,830
     48,300    o PLANTRONICS, INC ..............................         3,146
    251,400    o PLEXUS CORP ...................................         7,573
    476,300    o PMC-SIERRA, INC ...............................        28,072
    258,200    o POLYCOM, INC ..................................        10,070
     74,700    o POWERWAVE TECHNOLOGIES, INC ...................         2,409
    161,800    o PREMISYS COMMUNICATIONS, INC ..................         1,183
     98,106    o QLOGIC CORP ...................................        12,950
    950,847    o QUALCOMM, INC .................................       136,447
    278,314    o RACAL ELECTRONICS PLC .........................         1,696
      4,600  []o RAMBUS, INC ...................................           424
     23,800    o RAMTRON INTERNATIONAL CORP ....................            15
    839,522      RAYCHEM CORP ..................................        31,062
    176,100    o RAYOVAC CORP ..................................         3,995
  1,135,050    o READ RITE CORP ................................         7,041
     45,100  []o RECOTON CORP ..................................           410



                       See notes to financial statements.                     27

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
     71,700    o REMEC, INC ....................................  $      1,156
     44,000   [] RINNAI CORP ...................................         1,011
    526,000      ROHM CO .......................................        82,350
      8,600    o ROYAL APPLIANCE MANUFACTURING CO, INC .........            60
    158,800    o S3, INC .......................................         1,444
    179,200    o SALIENT 3 COMMUNICATIONS (CLASS A) ............         1,456
    302,439  []o SANMINA CORP ..................................        22,948
  1,907,000      SANYO ELECTRIC CO LTD .........................         7,751
    312,500    o SAWTEK, INC ...................................        14,336
    199,700    o SCI SYSTEMS, INC ..............................         9,486
    591,800      SCIENTIFIC-ATLANTA, INC .......................        21,305
     79,100  []o SCM MICROSYSTEMS, INC .........................         3,668
    217,334    o SDL, INC ......................................        11,098
    107,100    o SEMTECH CORP ..................................         5,583
    426,850    o SENSORMATIC ELECTRONICS CORP ..................         5,949
      1,400    o SGL CARBON AG. ................................           108
     60,000      SGS-THOMSON MICROELECTRONICS NV ...............         3,997
  2,127,000   [] SHARP CORP ....................................        25,129
      3,000    o SHELDAHL, INC .................................            20
      9,800    o SILICONIX, INC ................................           336
    323,299    o SILICONWARE PRECISION INDUSTRIES GDR ..........         4,373
     41,700    o SIPEX CORP ....................................           855
    309,420      SIRTI S.P.A. ..................................         1,493
    168,250    o SLI, INC ......................................         4,543
    242,400    o SMART MODULAR TECHNOLOGIES, INC ...............         4,212
  1,243,951    o SOLECTRON CORP ................................        82,956
    780,298   [] SONY CORP .....................................        84,128
    562,000      SONY MUSIC ENTERTAINMENT, INC .................        47,824
        900    o SPECTRA-PHYSICS LASERS, INC ...................             7
      1,000    o SPECTRIAN CORP ................................            15
    433,000      STEWART & STEVENSON SERVICES, INC .............         6,603
  2,235,500      SUMITOMO ELECTRIC INDUSTRIES CO ...............        25,413
    327,957  []o SUNBEAM CORP ..................................         2,603
     75,200    o SUPERTEX, INC .................................           865
    286,000    o SUWA INTERNATIONAL HOLDINGS LTD ...............            13
     57,200    o SUWA INTERNATIONAL HOLDINGS LTD
                   WTS 10/15/99 ................................             0
    231,200    o SYMMETRICOM, INC ..............................         1,879
      8,800    o SZ TESTSYSTEMS AG. ............................           113
    283,000      TAIYO YUDEN CO LTD ............................         4,643
     51,000    o TDK CORP ......................................         4,664
     64,138      TECHNITROL, INC ...............................         2,068
    286,000    o TEKELEC .......................................         3,486
    245,600      TELEFLEX, INC .................................        10,668
  2,690,350    o TELLABS, INC ..................................       181,767
  2,782,468      TEXAS INSTRUMENTS, INC ........................       403,458
        380    o THERMICEDGE CORP ..............................             0
  1,415,808      THOMAS & BETTS CORP ...........................        66,897
    163,377      THOMAS INDUSTRIES, INC ........................         3,349
      2,400    o THREE-FIVE SYSTEMS, INC .......................            33
    322,750      TOKYO ELECTRON CO LTD .........................        21,892
  2,630,000   [] TOSHIBA CORP ..................................        18,751
         22      TOWA CORP .....................................             1
     23,500  []o TRANSCRYPT INTERNATIONAL, INC .................            32
      5,900    o TRIDENT MICROSYSTEMS, INC .....................            54
        400    o TRIQUINT SEMICONDUCTOR, INC ...................            23
    501,700    o UCAR INTERNATIONAL, INC .......................        12,668
    196,000   [] UNIDEN CORP ...................................         1,992
    173,000  []o UNIPHASE CORP .................................        28,718
    185,000    o UNISEM (M) BERHAD .............................           460
    207,134    o UNITRODE CORP .................................         5,942
        428    o VARIAN SEMICONDUCTOR
                 EQUIPMENT ASSOCIATION .........................             7
    402,000      VARITRONIX INTERNATIONAL LTD ..................           837
    412,000      VENTURE MANUFACTURING
                   (SINGAPORE) LTD .............................         3,170
     24,400    o VICOR CORP ....................................           517
        700    o VIDEOSERVER, INC ..............................             7
    434,125    o VISHAY INTERTECHNOLOGY, INC ...................         9,117
    857,660    o VITESSE SEMICONDUCTOR CORP ....................        57,838
  8,000,000    o VTECH HOLDINGS LTD ............................        25,416
        256    o VTEL CORP .....................................             1
     66,200    o WESTELL TECHNOLOGIES, INC (CLASS A) ...........           461
    558,242      WHIRLPOOL CORP ................................        41,310
     54,192    o WINDMERE-DURABLE HOLDINGS, INC ................           914
    289,200      WOODHEAD INDUSTRIES, INC ......................         3,543
     16,200      WOODWARD GOVERNOR CO ..........................           421
    276,651    o WORLD ACCESS, INC .............................         3,908
  3,092,800    o XILINX, INC ...................................       177,063
    362,984      YAMAHA CORP ...................................         4,363
    472,622 []xo ZENITH ELECTRONICS CORP .......................           184
      2,300  []o ZOLTEK COS, INC ...............................            18
     10,200    o ZORAN CORP ....................................           171
                                                                  ------------
                                                                    10,159,275
                                                                  ------------
ENGINEERING AND MANAGEMENT SERVICES--0.12%
     47,100    o AHL SERVICES, INC .............................         1,175
      2,400    o AURORA BIOSCIENCE CORP ........................            17
     32,000      BLOUNT INTERNATIONAL, INC .....................           870
    542,200    o CATALYTICA, INC ...............................         7,591
        300  []o DATA TRANSMISSION NETWORK CORP ................             8
     46,100    o DIAMOND TECHNOLOGY PARTNERS, INC
                   (CLASS A) ...................................         1,031
    357,639      DUN & BRADSTREET CORP .........................        12,674
     33,000      EG & G, INC ...................................         1,176
        900    o ENTREMED, INC .................................            20
     82,300    o F.Y.I., INC ...................................         2,582
     77,930    o FIRST CONSULTING GROUP, INC ...................           828
    109,800    o GARTNER GROUP, INC (CLASS A) ..................         2,251
      1,200    o HAGLER BAILLY, INC ............................            12
     60,200    o INCYTE PHARMACEUTICALS, INC ...................         1,592
     30,000   #o INTERNATIONAL HYDRON
                   (LIQUIDATING TRUST) .........................             1
    197,497    o JACOBS ENGINEERING GROUP, INC .................         7,505
     47,400    o KENDLE INTERNATIONAL, INC .....................           758
     30,498      LANDAUER, INC .................................           900
     65,300    o LASON, INC ....................................         3,241
     60,065    o MAXIMUS, INC ..................................         1,727
      5,200    o MEDAPHIS CORP .................................            30
     31,900    o META GROUP, INC ...............................           490
    162,900    o METZLER GROUP, INC ............................         4,500
     69,100    o MYRIAD GENETICS, INC ..........................           622
    157,400   xo NEUROMEDICAL SYSTEMS, INC .....................             5
      2,400    o NFO WORLDWIDE, INC ............................            34
     50,800    o NICHOLS RESEARCH CORP .........................         1,111
    100,700      OYO CORP ......................................         1,880
        600    o PAREXEL INTERNATIONAL CORP ....................             8
      8,912    o PHARMACEUTICAL PRODUCT DEVELOPMENT ............           244
        400    o PROBUSINESS SERVICES, INC .....................            14
        200    o PROFIT RECOVERY GROUP INTERNATIONAL ...........             9
  1,361,124    o QUINTILES TRANSNATIONAL CORP ..................        57,167
     89,984    o RENAISSANCE WORLDWIDE, INC ....................           717
  2,905,804      SEMBCORP INDUSTRIES LTD .......................         4,608
    567,368      SERVICEMASTER CO ..............................        10,638
  5,519,000      SINGAPORE TECHNOLOGIES
                  ENGINEERING LTD ..............................         6,256
     34,000    o SM & A CORP ...................................           259
    235,600    o STAFF LEASING, INC ............................         3,033
     42,019      STONE & WEBSTER, INC ..........................         1,119
     25,000    o SUPERIOR CONSULTANT HOLDINGS CORP .............           617
     22,190      TEJON RANCH CO ................................           560
      5,387    o TETRA TECH, INC ...............................            89
     88,000    o URS CORP ......................................         2,580
     55,300  []o VALENCE TECHNOLOGY, INC .......................           408
    139,100      VEDIOR NV-CVA .................................         2,367
     11,600    o WACKENHUT CORRECTIONS CORP ....................           230
    262,400    o WESTON (ROY F.), INC (CLASS A) ................           787
    154,700    o WHITTMAN HART, INC ............................         4,912
                                                                  ------------
                                                                       151,253
                                                                  ------------


28                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 FABRICATED METAL PRODUCTS--0.66%
        100    o ALLIANT TECHSYSTEMS, INC ......................  $          9
    121,034    o ALLTRISTA CORP ................................         3,994
      1,400      AMCAST INDUSTRIAL CORP ........................            23
     43,523      BALL CORP .....................................         1,839
     92,300      BARNES GROUP, INC .............................         2,008
  1,344,871      BICC LTD ......................................         1,919
     14,200      BOHLER-UDDEHOLM AG. (BR) ......................           703
     25,700      BUTLER MANUFACTURING CO .......................           718
     26,480    o BWAY CORP .....................................           377
    212,600      CARADON PLC ...................................           501
     70,600      CCL INDUSTRIES, INC (CLASS B) .................           735
    105,100      CHART INDUSTRIES, INC .........................           828
      4,500    o COLEMAN CO, INC ...............................            42
      8,816    o COLEP-COMPANHIA PORTUGUESA
                  DE EMBALAGE ..................................            49
    489,049      CRANE CO ......................................        15,374
    786,375      CROWN CORK & SEAL CO, INC .....................        22,412
    343,200    o FANSTEEL, INC .................................         1,888
      3,628      FISCHER (GEORGE) LTD (REGD) ...................         1,183
  8,531,732      GILLETTE CO ...................................       349,801
    942,843      GKN PLC .......................................        16,096
      4,262    o GRIFFON CORP ..................................            33
    103,500    o GULF ISLAND FABRICATION, INC ..................         1,236
     65,600      HARSCO CORP ...................................         2,099
    116,100      INTERNATIONAL ALUMINUM CORP ...................         3,200
    150,000      KIAN JOO CAN FACTORY BERHAD ...................           245
     91,100    o LADISH CO, INC ................................           706
    901,050      MAGNETI MARELLI ...............................         1,194
    851,347   [] MARK IV INDUSTRIES, INC .......................        17,985
  2,095,200      MASCO CORP ....................................        60,499
      1,600    o MATERIAL SCIENCES CORP ........................            24
     27,200    o METALS U.S.A., INC ............................           347
     32,700    o NCI BUILDING SYSTEMS, INC .....................           699
      2,800    o NORTEK, INC ...................................            88
    962,421      PARKER-HANNIFIN CORP ..........................        44,031
    112,660      PRIMEX TECHNOLOGIES, INC ......................         2,429
  2,693,442      ROCKWELL INTERNATIONAL CORP ...................       163,627
      4,700    o ROHN INDUSTRIES, INC ..........................             6
    201,550  []o SANKYO ALUMINIUM INDUSTRY CO LTD ..............           231
    304,000      SANWA SHUTTER CORP ............................         1,648
     38,300    o SHAW GROUP, INC ...............................           608
      1,900    o SHILOH INDUSTRIES, INC ........................            28
     36,300    o SILGAN HOLDINGS, INC ..........................           721
     30,400    o SIMPSON MANUFACTURING CO, INC .................         1,444
    225,300   [] SMC CORP ......................................        25,221
    558,600      SNAP-ON, INC ..................................        20,214
     40,629    o SPS TECHNOLOGIES, INC .........................         1,524
    135,100      STANLEY WORKS CO ..............................         4,349
    124,500      STRUM, RUGER & CO, INC ........................         1,331
    376,000      TAKARA STANDARD CO ............................         2,361
    556,000      TOSTEM CORP ...................................        10,680
    430,000    o TOWER AUTOMOTIVE, INC .........................        10,938
    585,900      TOYO SEIKAN KAISHA LTD ........................        13,166
      2,977    o U.S. CAN CORP .................................            66
    152,300      UNITED DOMINION INDUSTRIES LTD ................         3,807
      1,100      VALMONT INDUSTRIES ............................            19
    230,900      WATTS INDUSTRIES, INC (CLASS A) ...............         4,430
        473    o WHITTAKER CORP ................................            13
    123,500    o WYMAN-GORDON CO ...............................         2,385
                                                                --------------
                                                                       824,131
                                                                --------------
 FISHING, HUNTING, AND TRAPPING--0.00%
        700     o ZAPATA CORP                                                6
                                                                --------------
 FOOD AND KINDRED PRODUCTS--3.38%
      3,000      AARHUS OLIEFABRIK AS (CLASS A) ................            79
      1,700      AARHUS OLIEFABRIK AS (CLASS B) ................            46
      2,940  []o AGRIBIOTECH, INC ..............................            18
     69,919    o AGRIBRANDS INTERNATIONAL, INC .................         2,766
  1,159,600      AJINOMOTO CO LTD ..............................        13,221
     21,300    o AMERICAN ITALIAN PASTA CO (CLASS A) ...........           647
  3,153,128      ANHEUSER BUSCH COS, INC .......................       223,675
  3,851,030      ARCHER DANIELS MIDLAND CO .....................        59,450
    147,800      ARIAKE JAPAN CO LTD ...........................         6,044
    473,000   [] ASAHI BREWERIES LTD ...........................         5,885
     10,800    o ASIA FOOD & PROPERTIES LTD WTS 07/12/02 .......             9
  1,761,114      ASSOCIATED BRITISH FOODS PLC ..................        11,646
    122,889      AZUCARERA EBRO AGRICOLAS S.A. .................         1,881
  2,306,994      BASS PLC ......................................        33,474
     22,100    o BERINGER WINE ESTATES HOLDINGS, INC
                  (CLASS B) ....................................           923
  1,942,500      BESTFOODS, INC ................................        96,154
      3,668   [] BONGRAIN S.A. .................................         1,385
    140,205    o BOSTON BEER CO, INC (CLASS A) .................         1,130
     12,480    o BRAU UND BRUNNEN AG. ..........................           824
    304,947      BROWN FORMAN, INC (CLASS B) ...................        19,879
     21,672    o BUSH BOAKE ALLEN, INC .........................           634
  2,378,608      CADBURY SCHWEPPES LTD .........................        15,148
  1,120,600      CAMPBELL SOUP CO ..............................        51,968
    126,305    o CANANDAIGUA BRANDS, INC (CLASS A) .............         6,623
     69,809    o CARLSBERG BREWERIES AS (CLASS A) ..............         2,815
     11,781    o CARLSBERG BREWERIES AS (CLASS B) ..............           491
    327,000      CARLSBERG BREWERIES MALAYSIA BERHAD ...........           837
    149,600      CHIQUITA BRANDS INTERNATIONAL, INC ............         1,346
  1,311,758   [] COCA COLA AMATIL LTD ..........................         5,287
    264,300      COCA COLA BOTTLING CO CONSOLIDATED ............        14,801
 14,756,593      COCA COLA CO ..................................       922,287
  2,023,945      COCA COLA ENTERPRISES, INC ....................        60,212
    185,800      COMPANIA CERVECERIAS UNIDAS S.A. ADR ..........         5,319
  3,385,588      CONAGRA, INC ..................................        90,141
     53,617      COORS (ADOLPH) CO (CLASS B) ...................         2,654
    569,225      CORN PRODUCTS INTERNATIONAL, INC ..............        17,326
     25,500    o COTT CORP .....................................            90
    203,600      CULTOR OY SERIES 2 ............................         3,780
     21,300      CULTOR OYJ ....................................           395
     74,600    o DANISCO AS ....................................         3,371
    219,518      DANONE GROUP ..................................        56,597
    156,000      DCC PLC .......................................         1,271
    532,299      DEAN FOODS CO .................................        22,124
    811,060      DELTA CORP ....................................           231
  7,959,358      DIAGEO PLC (CLASS A) ..........................        83,119
    791,957      DOLE FOOD, INC ................................        23,264
    134,344      DREYERS GRAND ICE CREAM, INC ..................         2,032
    726,728      EARTHGRAINS CO ................................        18,759
     56,036    o EL AGUILA S.A. ................................           536
    200,000    o EMBOTELLADORA ANDINA ADR (CLASS A) ............         4,000
     40,700      EMBOTELLADORA ANDINA ADR (CLASS B) ............           621
     22,453  []o ERIDANIA BEGHIN-SAY S.A. ......................         3,219
    319,700   [] EZAKI GLICO CO LTD ............................         1,915
    158,825      FLOWERS INDUSTRIES, INC .......................         3,445
  7,143,858   [] FOSTERS BREWING GROUP LTD .....................        20,134
    675,800      FRASER & NEAVE LTD ............................         2,997
  1,010,814      GENERAL MILLS, INC ............................        81,244
    160,300      GOLDEN ENTERPRISES, INC .......................           601
  2,766,644      GOODMAN FIELDER LTD ...........................         2,467
     12,600    o HAIN FOOD GROUP, INC ..........................           260
    932,931      HEINEKEN NV ...................................        47,770
  2,058,339      HEINZ (H.J.) CO ...............................       103,174
    187,963      HERSHEY FOODS CORP ............................        11,160
      2,470      HOLSTEN BRAUEREI AG. ..........................           438
    648,057      HORMEL FOODS CORP .............................        26,084
    155,000   [] HOUSE FOODS CORP ..............................         2,285
  1,538,900      IBP, INC ......................................        36,549
     11,138      IMPERIAL SUGAR CO .............................            77
    619,080    o INTERNATIONAL HOME FOODS, INC .................        11,414
    384,411      INTERSTATE BAKERIES CORP ......................         8,625
  5,312,000    o IOI CORP ......................................         3,034
    472,700      ITOEN LTD .....................................        31,633



                       See notes to financial statements.                     29

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 FOOD AND KINDRED PRODUCTS--(Continued)
    197,301      ITOHAM FOODS, INC .............................  $        802
    109,200    o J & J SNACK FOODS CORP ........................         2,621
    132,000       KATOKICHI CO LTD .............................         2,279
    415,406    o KEEBLER FOODS CO ..............................        12,618
    927,500      KELLOGG CO ....................................        30,608
    242,900      KERRY GROUP (CLASS A) .........................         2,881
     65,000      KERRY GROUP (CLASS A) PLC .....................           781
    129,000  []o KIKKOMAN CORP .................................         1,092
  4,386,000      KIRIN BREWERY CO LTD ..........................        52,542
    474,729      LANCASTER COLONY CORP .........................        16,378
    229,332      LANCE, INC ....................................         3,583
  1,208,880      LION NATHAN LTD ...............................         2,895
    245,504      LVMH MOET HENNESSY LOUIS VUITTON ..............        71,880
    252,204    o LVMH MOET HENNESSY LOUIS VUITTON RTS ..........         7,374
     91,000      MARUHA CORP ...................................           114
    770,900      MCCORMICK & CO, INC (NON-VOTE) ................        24,332
     50,000      MEFOS LTD .....................................           731
    165,000      MEIJI MILK PRODUCTS CO LTD ....................           590
    476,708      MEIJI SEIKA KAISHA LTD ........................         2,666
    170,675      MICHAEL FOODS, INC ............................         4,011
    102,400    o MIDWEST GRAIN PRODUCTS, INC ...................         1,139
     65,997      MOLSON CO LTD (CLASS A) .......................         1,191
      1,000      MOLSON CO LTD (CLASS B) .......................            18
  2,343,596      NABISCO GROUP HOLDINGS ........................        45,847
  2,036,980   [] NABISCO HOLDINGS CORP (CLASS A) ...............        88,099
    186,700      NESTLE MALAYSIA BERHAD ........................           664
    101,271      NESTLE S.A. (REGD) ............................       182,465
    783,000      NICHIREI CORP .................................         2,070
    286,000      NIPPON BEET SUGAR
                  MANUFACTURING CO LTD .........................           591
    547,000      NIPPON MEAT PACKERS, INC ......................         7,140
    678,000      NIPPON OIL & FATS CO LTD ......................         1,748
    732,000      NIPPON SUISAN KAISHA LTD ......................         1,155
    132,000      NISSHIN FLOUR MILLING CO LTD ..................         1,031
    321,909      NISSIN FOOD PRODUCTS CO LTD ...................         7,846
    325,245   [] NUMICO NV .....................................        11,522
    785,040      ORKLA AS SERIES A .............................        12,216
     43,992      ORKLA AS SERIES B .............................           598
     11,000      OSTERREICHISCHE
                  BRAU-AKTIENGESELLSCHAF .......................           488
     92,700      OYJ HARTWALL ABP ..............................         1,372
  2,095,120   [] PARMALAT FINANZIARIA S.P.A. ...................         2,744
     12,300    o PASCUAL HERMANOS S.A. .........................             7
     77,900      PENFORD CORP ..................................         1,266
 15,288,201      PEPSICO, INC ..................................       591,462
    109,504      PERNOD-RICARD S.A. ............................         7,341
     65,900      PILGRIMS PRIDE CORP (CLASS B) .................         1,977
    350,000   xo POWER PACIFIC LTD .............................             0
    304,681    o Q.P. CORP .....................................         2,190
    800,004      QUAKER OATS CO ................................        53,100
  1,454,700      RAISIO GROUP PLC ..............................        13,502
    403,343    o RALCORP HOLDINGS, INC .........................         6,479
  5,116,473      RALSTON PURINA CO .............................       155,733
     20,300      RIVIANA FOODS, INC ............................           381
      5,000    o ROBERT MONDAVI CORP (CLASS A) .................           182
     20,000      SAKATA SEED CORP ..............................           535
    145,150   [] SAPPORO BREWERIES LTD .........................           644
  5,587,800      SARA LEE CORP .................................       126,773
    598,886      SCOTTISH & NEWCASTLE PLC ......................         6,235
         10      SEABOARD CORP .................................             3
    571,500      SEAGRAMS CO LTD ...............................        28,322
     15,600      SEAGRAMS CO LTD (U.S.) ........................           786
    253,900    o SMITHFIELD FOODS, INC .........................         8,490
     48,508      SMUCKER, (J.M.) CO (CLASS A) ..................         1,079
    194,700      SMUCKER, (J.M.) CO (CLASS B) ..................         3,699
    456,000      SNOW BRAND MILK PRODUCTS CO ...................         2,226
    210,738   [] SOUTH AFRICAN BREWERIES LTD ...................         1,830
     10,050      SOUTH AFRICAN BREWERIES LTD (SPONS ADR) .......            87
  1,063,362   [] SOUTHCORP LTD .................................         4,294
    266,950  []o SUIZA FOODS CORP ..............................        11,179
    602,000   [] TAKARA SHUZO CO LTD ...........................         4,909
  2,368,428      TATE & LYLE PLC ...............................        14,840
    219,590      TCBY ENTERPRISES, INC .........................         1,331
     53,700   [] TIGER OATS LTD ................................           489
    378,240      TOOTSIE ROLL INDUSTRIES, INC ..................        14,610
  1,767,960      TYSON FOODS, INC ..............................        39,779
     26,400      UNICER-UNIAO CERVEIJEIRA S.A. .................           517
    790,841      UNIGATE PLC ...................................         5,024
  6,409,754      UNILEVER LTD ..................................        57,035
  1,551,400      UNILEVER NV CERT ..............................       104,557
  1,373,528      UNITED BISCUITS HOLDINGS PLC ..................         4,130
    762,572      UNIVERSAL FOODS CORP ..........................        16,109
     58,200   [] VINA CONCHA Y TORO S.A. ADR ...................         2,095
     28,286      VISCOFAN S.A. .................................           321
    154,600    o VLASIC FOODS INTERNATIONAL, INC ...............         1,131
    394,000      WANT WANT HOLDINGS ............................           705
    278,106      WHITMAN CORP ..................................         5,006
      1,666      WORTHINGTON FOODS, INC ........................            27
      5,900    o WRIGLEY (WM) JR CO ............................           531
    373,800   #o WRIGLEY (WM) JR CO (CLASS B) ..................        33,642
    241,000    o YAMAZAKI BAKING CO LTD ........................         2,991
                                                                --------------
                                                                     4,246,043
                                                                --------------
  FOOD STORES--0.87%
  1,038,500    o 7-ELEVEN, INC .................................         2,304
  2,213,953   [] ALBERTSONS, INC ...............................       114,157
      4,878   xo BRUNOS, INC ...................................             1
    628,762      CARREFOUR SUPERMARCHE S.A. ....................        92,403
    195,200   [] CASINO GUICHARD-PERRACHON S.A. ................        17,111
      6,200    o COLRUYT S.A. ..................................         4,079
    141,650      DELHAIZE FRERES NV ............................        12,059
    225,400      DISTRIBUCION Y SERVICIO S.A. ADR ..............         4,226
  1,084,750      FOOD LION, INC (CLASS A) ......................        12,881
  2,179,550      FOOD LION, INC (CLASS B) ......................        25,201
    388,900    o GENERAL NUTRITION COS, INC ....................         9,066
    254,600      GREAT ATLANTIC & PACIFIC TEA CO, INC ..........         8,609
    263,927      HANNAFORD BROTHERS, INC .......................        14,120
  1,454,000      ITO-YOKADO CO LTD .............................        97,301
    201,166      JERONIMO MARTINS SGPS S.A. ....................         6,645
    175,000    o KAMPS AG. .....................................         7,129
  3,784,715   [] KONINKLIJKE AHOLD NV ..........................       130,366
  4,862,256    o KROGER CO .....................................       135,839
      5,000      MARUETSU, INC .................................            17
    118,687      PICKN PAY STORES LTD SERIES N .................           165
     49,939      PROMODES S.A. .................................        32,781
    386,750   [] RINASCENTE S.P.A. .............................         2,928
     78,400      RUDDICK CORP ..................................         1,568
  4,296,836    o SAFEWAY, INC ..................................       212,693
  3,459,726    o SAFEWAY PLC ...................................        13,866
  5,312,515      SAINSBURY (J) PLC .............................        33,496
    164,440   [] SEVEN-ELEVEN JAPAN CO LTD .....................        16,112
    581,130    o STARBUCKS CORP ................................        21,829
 18,964,699      TESCO PLC .....................................        48,802
    282,000      UNY CO LTD ....................................         4,240
    106,131      WEIS MARKETS, INC .............................         4,152
      3,600    o WHOLE FOODS MARKET, INC .......................           173
     52,300    o WILD OATS MARKETS, INC ........................         1,587
     38,532      WINN DIXIE STORES, INC ........................         1,423
  1,538,331   [] WOOLWORTHS LTD ................................         5,117
                                                                --------------
                                                                     1,094,446
                                                                --------------
  FORESTRY--0.02%
     15,700      CORTICEIRA AMORIM S.A. ........................           156
    556,000      GEORGIA-PACIFIC CORP (TIMBER GROUP) ...........        14,039
    617,800      KUALA LUMPUR KEPONG BERHAD ....................           761
    302,939      RAYONIER, INC .................................        15,090
                                                                ---------------
                                                                        30,046
                                                                ---------------


30                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

  FURNITURE AND FIXTURES--0.16%
     25,962      BASSETT FURNITURE INDUSTRIES, INC .............  $        594
     20,500      BUSH INDUSTRIES, INC (CLASS A) ................           341
    255,400      ETHAN ALLEN INTERIORS, INC ....................         9,641
    540,198    o FURNITURE BRANDS INTERNATIONAL, INC ...........        15,058
    370,600      HON INDUSTRIES, INC ...........................        10,817
    434,796      KIMBALL INTERNATIONAL, INC (CLASS B) ..........         7,337
    262,174    o KNOLL, INC ....................................         6,980
    341,900      LA-Z-BOY, INC .................................         7,864
      3,167    o LADD FURNITURE, INC ...........................            67
    490,488    o LEAR CORP .....................................        24,402
    490,548      LEGGETT & PLATT, INC ..........................        13,643
    763,700      MILLER (HERMAN), INC ..........................        16,038
  1,364,989      NEWELL RUBBERMAID, INC ........................        63,472
    115,446    o OSULLIVAN INDUSTRIES HOLDINGS, INC ............         1,963
    336,000    o PROFURN LTD ...................................           258
    108,706      STEELCASE, INC ................................         2,174
  1,224,719      U.S. INDUSTRIES, INC ..........................        20,820
     10,540      VIRCO MANUFACTURING ...........................           170
                                                                --------------
                                                                       201,639
                                                                --------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.31%
  1,265,800    o BED BATH & BEYOND, INC ........................        48,733
    775,800    o BEST BUY, INC .................................        52,367
         12    o BOMBAY, INC ...................................             0
    618,715  []o CDNOW, INC ....................................        10,905
  1,502,750      CIRCUIT CITY STORES-CIRCUIT CITY GROUP ........       139,756
    380,886    o COMPUSA, INC ..................................         2,833
    332,535  []o EGGHEAD.COM, INC ..............................         3,720
     55,800    o GOOD GUYS, INC ................................           419
     88,500    o GUITAR CENTER, INC ............................           924
     76,100      HAVERTY FURNITURE COS, INC ....................         2,683
      4,087      HEILIG MEYERS CO ..............................            28
     34,782      JD GROUP LTD ..................................           213
      3,800    o LECHTERS, INC .................................            10
    144,900    o LINENS N THINGS, INC ..........................         6,339
    118,678    o MAXIM GROUP, INC ..............................         1,031
    983,892    o MUSICLAND STORES CORP .........................         8,732
  1,700,329      PIER 1 IMPORTS, INC ...........................        19,129
      1,787    o REX STORES CORP ...............................            53
    136,800      SHIMACHU CO ...................................         3,029
    207,800   xo SUN TELEVISION & APPLIANCES, INC ..............             2
  1,393,424      TANDY CORP ....................................        68,104
    888,165    o TRANS WORLD ENTERTAINMENT CORP ................         9,992
    122,350    o WILLIAMS-SONOMA, INC ..........................         4,259
                                                                --------------
                                                                       383,261
                                                                --------------
  GENERAL BUILDING CONTRACTORS--0.16%
     29,800      AMEC PLC ......................................           121
    577,500      BARRATT DEVELOPMENTS LTD ......................         3,241
    163,636      BERKELEY GROUP PLC ............................         1,963
    924,312      CENTEX CORP ...................................        34,719
 29,974,000      CHINA RESOURCES BEIJING LAND ..................         6,876
     83,800    o CROSSMAN COMMUNITIES, INC .....................         2,435
    102,138  []o DAIKYO, INC ...................................           363
    442,600      DAITO TRUST CONSTRUCTION CO LTD ...............         4,936
  1,919,000      DAIWA HOUSE INDUSTRY CO LTD ...................        20,182
    801,800      FLETCHER CHALLENGE LTD (BUILDING DIVISION).....         1,168
  1,738,000  []o FUJITA CORP ...................................         1,292
      1,000    o HASEKO CORP ...................................             1
    159,000  []o HAZAMA-GUMI LTD ...............................           133
    206,300      HILLENBRAND INDUSTRIES, INC ...................         8,922
    523,066      HORTON (D.R.), INC ............................         8,696
  1,370,000    o IJM CORP BERHAD ...............................         1,071
    165,964      JARVIS PLC ....................................           781
    363,559      KAUFMAN & BROAD HOME CORP .....................         9,044
     26,000      KOMATSU CONSTRUCTION CO LTD ...................            41
    798,885   [] LEIGHTON HOLDINGS LTD .........................         3,120
    691,932      LENNAR CORP ...................................        16,606
    268,500      MDC HOLDINGS, INC .............................         5,773
    116,836   [] MISAWA HOMES CO LTD ...........................           491
    567,000   [] NISHIMATSU CONSTRUCTION CO LTD ................         3,251
    156,893    o NVR, INC ......................................         8,188
  1,116,000      OBAYASHI CORP .................................         5,615
    337,861      PULTE CORP ....................................         7,792
    162,000      RYLAND GROUP, INC .............................         4,809
  1,069,000   [] SHIMIZU CORP ..................................         4,169
    171,660      SKANSKA AB SERIES B FREE ......................         6,471
 51,996,000    + SOUTH CHINA INDUSTRIES LTD ....................         4,557
    342,151       STANDARD-PACIFIC CORP ........................         4,427
      1,550    o STRABAG BAU AG. ...............................            82
     33,000      SUZUNUI INDUSTRY CO LTD .......................            53
  2,518,000   [] TAISEI CORP ...................................         5,534
    672,290      TAYLOR WOODROW PLC ............................         1,939
    224,266    o TOLL BROTHERS, INC ............................         4,808
     10,400    o U.S. HOME CORP ................................           369
     10,700    o WALTER INDUSTRIES, INC ........................           138
    170,025    o WEBB (DEL) CORP ...............................         4,059
    435,300      WILSON (CONNOLLY) HOLDINGS PLC ................         1,184
    931,000    o YTL CORP BERHAD ...............................         1,765
                                                                --------------
                                                                       201,185
                                                                --------------
 GENERAL MERCHANDISE STORES--1.99%
      2,500    o 99 CENTS ONLY STORES ..........................           125
     17,300    o AMES DEPARTMENT STORES, INC ...................           789
    934,526    o BJS WHOLESALE CLUB, INC .......................        28,094
    229,500 []xo CALDOR CORP ...................................             4
    843,450      CASEYS GENERAL STORES, INC ....................        12,652
  2,671,842   [] COLES MYER LTD ................................        15,545
    102,706    o CONSOLIDATED STORES CORP ......................         2,773
     80,711      CORTEFIEL S.A. ................................         2,123
     89,200    o COST PLUS, INC ................................         4,059
  1,251,986    o COSTCO COS, INC ...............................       100,237
    393,000  []o DAIEI, INC ....................................         1,344
    166,719   [] DAIMARU, INC ..................................           815
  1,149,123   [] DAVID JONES LTD ...............................         1,126
  3,961,180      DAYTON HUDSON CORP ............................       257,477
    977,300      DILLARDS, INC (CLASS A) .......................        34,328
  1,399,641      DOLLAR GENERAL CORP ...........................        40,590
    951,875    o DOLLAR TREE STORES, INC .......................        41,883
    146,680      FAMILY DOLLAR STORES, INC .....................         3,520
  1,778,062    o FEDERATED DEPARTMENT STORES, INC ..............        94,126
     94,600      FOSCHINI LTD ..................................           199
    125,700      FREDS, INC ....................................         1,964
  1,901,000      GIORDANO INTERNATIONAL LTD ....................         1,348
    308,100    o GOTTSCHALKS, INC ..............................         2,811
    260,571      HAGEMEYER NV ..................................         8,519
    199,000      HANKYU DEPARTMENT STORES, INC .................         1,320
     67,364      HARCOURT GENERAL, INC .........................         3,473
     51,450    o HOMEBASE, INC .................................           325
    148,000      HUDSONS BAY CO ................................         1,650
    154,000      ISETAN CO .....................................         1,327
     89,750    o JACOBSON STORES, INC ..........................           651
    657,000      JUSCO CO LTD ..................................        11,941
  4,170,000    o K MART CORP ...................................        68,544
     31,803  []o KARSTADT AG. ..................................        15,284
    139,100      KESCO OYJ .....................................         1,872
  4,996,419      KINGFISHER PLC ................................        57,494
  1,064,000    o KOHLS CORP ....................................        82,128
    190,490   xo LURIA (L.) & SON, INC .........................             2
  6,140,431      MARKS & SPENCER PLC ...........................        35,523
    616,000   [] MARUI CO LTD ..................................        10,178
  2,064,982      MAY DEPARTMENT STORES CO ......................        84,406
    130,000    o MEIKLES AFRICA LTD (ZIMBABWE) .................           115
    731,213    o METRO AG. .....................................        45,397
    842,000  []o MITSUKOSHI LTD ................................         3,659
    757,800   [] MYCAL CORP ....................................         4,758
    616,649    o NEIMAN-MARCUS GROUP, INC ......................        15,840
  1,303,838      PENNEY, (J.C.) CO, INC ........................        63,318
     98,600      PEPKOR LTD ....................................           397



                       See notes to financial statements.                     31

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 GENERAL MERCHANDISE STORES--(Continued)
     92,312      PICKN PAY STORES LTD ....................        $        136
    349,088    o PINAULT-PRINTEMPS-REDOUTE S.A. ..........              59,906
      3,250    o RINASCENTE S.P.A. WTS 12/31/99 ..........                   4
     79,800      ROBINSON & CO LTD .......................                 241
    865,380    o SAKS, INC ...............................              24,988
  2,741,800      SEARS ROEBUCK & CO ......................             122,181
     34,078    o SEIYU LTD ...............................                 189
     21,630   xo SERVICE MERCHANDISE, INC ................                   8
    351,600    o SHOPKO STORES, INC ......................              12,746
     90,700      SONAE INVESTIMENTOS-SGPS S.A. ...........               3,085
     38,150      STOCKMANN AB OY SERIES A ................                 774
     42,125      STOCKMANN B FREE ........................                 641
    419,000   [] TAKASHIMAYA CO LTD ......................               4,005
     47,193      TRUWORTHS INTERNATIONAL LTD .............                  49
      9,700    o VALUE CITY DEPARTMENT STORES, INC .......                 119
     45,900    o VENATOR GROUP, INC ......................                 479
    173,626 []xo VENTURE STORES, INC .....................                   2
 22,877,018      WAL-MART STORES, INC ....................           1,103,816
  1,226,079      WATERFORD WEDGWOOD PLC (UNITS) ..........               1,264
    109,477      WOOLTRU LTD .............................                 187
     61,000      WOOLTRU LTD (CLASS N) (NON-VOTE) ........                  99
                                                                --------------
                                                                     2,500,972
                                                                --------------
  HEALTH SERVICES--0.36%
     17,300    o ADVANCE PARADIGM, INC ...................               1,055
    171,300    o AMERICAN HOMEPATIENT, INC ...............                 268
      5,678    o AMERICAN RETIREMENT CORP ................                  71
     53,100    o AMERIPATH, INC ..........................                 458
      4,200    o APPLIED ANALYTICAL INDUSTRIES, INC ......                  47
    678,753    o APRIA HEALTHCARE GROUP, INC .............              11,539
    970,161    o BEVERLY ENTERPRISES, INC ................               7,822
    178,608    o CAREMATRIX CORP .........................               2,221
    106,400    o CENTENNIAL HEALTHCARE CORP ..............                 562
      7,100    o CLINTRIALS, INC .........................                  36
    101,595    o COASTAL PHYSICIAN GROUP, INC ............                  54
  4,494,599      COLUMBIA/HCA HEALTHCARE CORP ............             102,533
    558,700    o CONCENTRA MANAGED CARE, INC .............               8,276
      7,832    o CORAM HEALTHCARE CORP ...................                  14
    207,295   #o CORAM HEALTHCARE CORP WTS 07/11/99 ......                   0
    599,816    o COVANCE, INC ............................              14,358
    176,400    o COVENTRY HEALTH CARE, INC ...............               1,929
    194,900    o CURATIVE HEALTH SERVICES, INC ...........               1,072
     64,982    o ENZO BIOCHEMICAL, INC ...................                 642
    233,500    o EXPRESS SCRIPTS, INC ....................              14,054
    534,200    o EXTENDICARE, INC (CLASS A) ..............               1,678
    341,800 []xo FPA MEDICAL MANAGEMENT, INC .............                   3
     77,000    o GENESIS HEALTH VENTURES, INC ............                 231
     48,752    o HCR MANOR CARE ..........................               1,179
  6,931,300    o HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW) .......................              77,977
     16,600    o HEALTHCARE RECOVERIES, INC ..............                  79
    136,700      HEALTHPLAN SERVICES CORP ................                 931
  4,070,168    o HEALTHSOUTH CORP ........................              60,798
     78,900      HOOPER HOLMES, INC ......................               1,608
    255,700    o INNOVATIVE CLINICAL SOLUTION ............                 376
    231,863    o INTEGRATED HEALTH SERVICES, INC .........               1,855
    698,780    o LABORATORY CORP OF AMERICA HOLDINGS .....               2,009
     75,098    o LABORATORY CORP OF AMERICA HOLDINGS
                   WTS 04/28/00 ..........................                   0
      2,483    o LCA-VISION, INC .........................                  23
    224,589    o LIFEPOINT HOSPITALS, INC ................               3,018
    732,950    o LINCARE HOLDINGS, INC ...................              18,324
        360    o LTC HEALTHCARE, INC .....................                   1
     95,600    o MAGELLAN HEALTH SERVICES, INC ...........                 956
  1,210,524    o MARINER POST-ACUTE NETWORK, INC .........                 492
     12,000    o MATRIA HEALTHCARE, INC ..................                  87
    142,100      MDS, INC (CLASS B) ......................               3,072
     15,966  []o MEDICAL RESOURCES, INC ..................                  26
  1,197,981    o MEDPARTNERS, INC ........................               9,060
     20,232    o NATIONAL HEALTHCARE CORP ................                 162
     14,150      NICHII GAKKAN CO ........................               1,543
    488,135    o NOVACARE, INC ...........................                 732
      6,700    o ORTHODONTIC CENTERS OF AMERICA, INC .....                  95
     18,356    o PARACELSUS HEALTHCARE CORP ..............                  24
     85,000  []o PEDIATRIX MEDICAL GROUP, INC ............               1,806
     23,900 []xo PHP HEALTHCARE CORP .....................                   1
    642,887    o PHYCOR, INC .............................               4,761
      5,794    o PHYSICIANS RESOURCE GROUP, INC ..........                   7
      1,900    o PRIME MEDICAL SERVICES, INC .............                  14
     97,100    o PROVINCE HEALTHCARE CO ..................               1,893
    143,608    o QUEST DIAGNOSTICS, INC ..................               3,931
    519,500    o QUORUM HEALTH GROUP, INC ................               6,526
    235,900    o RENAL CARE GROUP, INC ...................               6,104
    177,984    o RESPONSE ONCOLOGY, INC ..................                 523
    368,766  []o SUN HEALTHCARE GROUP, INC ...............                 138
  1,996,003    o TENET HEALTHCARE CORP ...................              37,051
    484,600    o TOTAL RENAL CARE HOLDINGS, INC ..........               7,542
    187,289    o TRIAD HOSPITALS, INC ....................               2,528
     84,100    o UNITED PAYORS & UNITED PROVIDERS, INC ...               1,950
    240,600    o UNIVERSAL HEALTH SERVICES, INC ..........              11,489
    554,152    o US ONCOLOGY, INC ........................               6,650
    147,888    o VENCOR, INC .............................                  22
                                                                --------------
                                                                       446,286
                                                                --------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.08%
     45,900  []o ACS ACTIVIDADES CONS Y SERV .............               1,314
      9,555    o ACS ACTIVIDADES CONS Y SERV (NEW) .......                 271
  1,579,000  []o AOKI CONSTRUCTION CO LTD ................               1,004
    176,700   xo ATKINSON (G.F.) CO OF CALIFORNIA ........                   0
    301,820   [] AUTOPISTAS CONCESIONARIA ESPANOLA S.A. ..               3,533
    312,620    o AUTOPISTAS CONCESIONAIRA ESPANOLA S.A.
                  RTS ....................................                 181
     17,800      BILFINGER & BERGER AG. ..................                 440
     30,208    o BOUYGUES S.A. RTS .......................                  80
    124,600      BRISA-AUTO ESTRADAS DE PORTUGAL S.A. ....               5,140
    168,000  []o CHIYODA CORP ............................                 347
      9,928    o COSTAIN GROUP PLC .......................                   3
    871,258      DRAGADOS Y CONSTRUCCIONES S.A. ..........              10,216
    116,902    o DYCOM INDUSTRIES, INC ...................               6,547
     12,306      ENGIL-SGPS ..............................                  66
    159,500      FLUOR CORP ..............................               6,460
    100,648      FOMENTO CONSTRUCCIONES Y
                  CONTRATAS S.A. .........................               5,761
    327,802      FOSTER WHEELER CORP .....................               4,630
    126,449      GRANITE CONSTRUCTION, INC ...............               3,707
     33,870      GROUPE GTM ..............................               3,633
    630,000    o GRUPO FERROVIAL .........................              15,268
    131,800      HOCHTIEF AG. ............................               6,062
     46,578      HOLLANDSCHE BETON GROEP NV (H.B.G.) .....                 596
  1,516,400      HONG KONG CONSTRUCTION HOLDINGS .........                 977
     93,200    o HONG KONG CONSTRUCTION HOLDINGS
                   WTS 12/31/99 ..........................                  16
    777,010    o IMPREGILO S.P.A. ........................                 656
    278,700    o INSITUFORM TECHNOLOGIES, INC (CLASS A) ..               6,027
    668,000   [] JGC CONSTRUCTION CORP ...................               1,772
  2,201,000   [] KAJIMA CORP .............................               8,001
     83,000    o KUMAGAI GUMI CO LTD .....................                  93
    306,000      MAEDA ROAD CONSTRUCTION CO LTD ..........               2,060
     12,950    o MASTEC, INC .............................                 366
      1,000      MATSUO BRIDGE CO LTD ....................                   2
        200      MCDERMOTT INTERNATIONAL, INC ............                   6
     30,800    o MORRSION KNUDSEN CORP ...................                 318
     17,039    o MORRISON KNUDSEN CORP WTS 03/11/03 ......                  60
    133,000    o NIIGATA ENGINEERING CO LTD ..............                 127
    629,000   [] OKUMURA CORP ............................               2,338
    289,000    o PENTA OCEAN CONSTRUCTION CO LTD .........                 504
    791,000  []o SATO KOGYO ..............................                 660
     16,560      SOCIEDADE DE CONSTRUCOES
                   SOARES DA COS .........................                  52


32                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

HEAVY CONSTRUCTION, EXCEPT BUILDING--(Continued)
     13,034    o SOMAGUE-SGPS S.A. .......................        $         39
     40,500      SUPERFOS AS .............................                 549
    541,000      TOA CORP ................................               1,006
     50,000    o TOMOE ENGINEERING CO LTD ................                 293
    631,000  []o TOYO ENGINEERING CO .....................                 714
     82,000      TOYO EXTERIOR CORP ......................                 948
  1,465,000      UNITED INDUSTRIAL CORP ..................                 990
     27,000    o UNITED INDUSTRIAL CORP WTS 07/05/99.....                    1
      3,300    o UNIVERSALE-BAU AG. ......................                 111
     14,300      VA TECHNOLOGIE AG. (BR) .................               1,296
      1,000      YOKOGAWA BRIDGE CORP ....................                   3
                                                                  ------------
                                                                       105,244
                                                                  ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.72%
        600    o ALEXANDERS, INC .........................                  44
      4,948      ALEXANDRIA REAL ESTATE EQUITIES, INC ....                 155
  3,851,293      ALLIED ZURICH PLC .......................              48,415
    264,000      AMB PROPERTY CORP .......................               6,204
        800    o AMERCO ..................................                  18
    152,000      AMERICAN HEALTH PROPERTIES, INC .........               3,059
     24,800      AMLI RESIDENTIAL PROPERTIES TRUST .......                 555
     63,000      ANGLOVAAL INDUSTRIES LTD ................                  86
      2,100      ANTHRACITE CAPITAL, INC .................                  14
    405,283      APARTMENT INVESTMENT &
                   MANAGEMENT CO .........................              17,326
    629,953      ARCHSTONE COMMUNITIES TRUST .............              13,820
      2,000      ASSOCIATED ESTATES REALTY CORP ..........                  24
     39,500    o ASTRA CIA ARGENTINA S.A. ................                  72
    417,341      AVALONBAY COMMUNITIES, INC ..............              15,442
     50,617   [] BARLOW LTD ..............................                 292
  9,155,223   #o BB BIOVENTURES L.P. .....................              11,108
     96,300      BEDFORD PROPERTY INVESTORS, INC .........               1,721
    181,700      BERKSHIRE REALTY CO, INC ................               2,101
    698,000    o BOE LTD .................................                 694
    355,200      BOSTON PROPERTIES, INC ..................              12,743
     68,127      BOYKIN LODGING CO .......................               1,047
    172,014      BRADLEY REAL ESTATE, INC ................               3,569
    193,700      BRANDYWINE REALTY TRUST .................               3,838
    222,000      BRE PROPERTIES, INC (CLASS A) ...........               5,758
  2,354,277    o BRIERLEY INVESTMENTS LTD ................                 661
     31,000      BURNHAM PACIFIC PROPERTIES, INC .........                 382
    270,572      CAMDEN PROPERTY TRUST ...................               7,508
     19,200      CAPITAL AUTOMOTIVE REIT .................                 254
    557,777      CAPSTEAD MORTGAGE CORP ..................               3,033
    485,200      CARRAMERICA REALTY CORP .................              12,130
    197,400      CBL & ASSOCIATES PROPERTIES, INC ........               5,206
    204,300      CENTERPOINT PROPERTIES CORP .............               7,482
     41,500      CENTERTRUST RETAIL PROPERTIES, INC ......                 488
     33,700      CHARLES E. SMITH RESIDENTIAL REALTY .....               1,144
     82,200      CHATEAU PROPERTIES, INC .................               2,461
     72,400   [] CHELSEA GCA REALTY, INC .................               2,688
    648,500    o COAST FEDERAL LITIGATION
                  CONTINGENT RTS ..........................                689
    112,000      COLONIAL PROPERTIES TRUST ...............               3,164
     52,949      COMMERCIAL NET LEASE REALTY, INC ........                 682
    270,900      CORNERSTONE PROPERTIES, INC .............               4,301
      2,800      CORNERSTONE REALTY INCOME TRUST, INC ....                  30
     24,800    o CORONATION HOLDINGS LTD (N SHS) .........                 517
    118,845      COUSINS PROPERTIES, INC .................               4,018
    807,400      CRESCENT REAL ESTATE EQUITIES CO ........              19,176
     29,910    o CRESECENT OPERATING, INC ................                 204
      6,496   xo CRIIMI MAE, INC .........................                  15
    241,994      CROWN AMERICAN REALTY TRUST .............               1,770
    363,000      DEVELOPERS DIVERSIFIED REALTY CORP ......               6,035
    330,660      DROTT AB SERIES B .......................               2,684
    620,392      DUKE REALTY INVESTMENTS, INC ............              13,998
     26,793    o DYNEX CAPITAL, INC ......................                  54
     76,900      EASTGROUP PROPERTIES, INC ...............               1,543
    170,800      ENTERTAINMENT PROPERTIES TRUST ..........               3,010
     24,500      EQUITY INNS, INC ........................                 227
  2,045,890      EQUITY OFFICE PROPERTIES TRUST ..........              52,426
    803,051      EQUITY RESIDENTIAL PROPERTIES TRUST CO ..              36,187
      7,900      ESSEX PROPERTY TRUST, INC ...............                 279
      4,365    o EURAFRANCE S.A. .........................               2,710
    154,100      FEDERAL REALTY INVESTMENT TRUST .........               3,535
    457,715      FELCOR LODGING TRUST, INC ...............               9,498
      3,620    o FIRST HUNGARY FUND LTD (CLASS A) ........               5,336
    324,400      FIRST INDUSTRIAL REALTY TRUST, INC ......               8,901
  1,598,400      FIRST NIS REGIONAL FUND (FULLY PD) ......              10,789
    248,893    o FIRST RUSSIAN FRONTIER PLC ORD ..........               1,426
     49,778    o FIRST RUSSIAN FRONTIER SERIES A
                  WTS 06/30/01 ...........................                  23
     10,360    o FIRST UNION REAL ESTATE INVESTMENTS .....                  47
    295,728      FRANCHISE FINANCE CORP OF AMERICA .......               6,506
        600      GABLES RESIDENTIAL TRUST ................                  14
    235,700      GENERAL GROWTH PROPERTIES, INC ..........               8,367
    342,838      GETTY REALTY HOLDINGS CORP ..............               4,928
     29,400      GLENBOROUGH REALTY TRUST, INC ...........                 515
     83,700      GLIMCHER REALTY TRUST ...................               1,360
     43,530      GREAT LAKES REIT, INC ...................                 707
  2,000,000    o GUOCO GROUP LTD .........................               5,362
    118,800      HEALTH CARE PROPERTY INVESTORS, INC .....               3,430
     84,921      HEALTH CARE REIT, INC ...................               1,974
     44,500      HEALTHCARE REALTY TRUST, INC ............                 935
    394,600      HIGHWOODS PROPERTIES, INC ...............              10,827
      3,878      HOME PROPERTIES OF NEW YORK, INC ........                 107
      4,218    o HORIZON GROUP PROPERTIES, INC ...........                  14
    242,500      HOSPITALITY PROPERTIES TRUST ............               6,578
    876,100      HRPT PROPERTIES TRUST ...................              13,415
  8,394,400      HUTCHINSON WHAMPOA LTD ..................              76,004
        100      IMPAC MORTGAGE HOLDINGS, INC ............                   1
    123,100      IMPERIAL CREDIT COMMERCIAL
                  MORTGAGE INVESTMENT CORP ...............               1,331
    836,469      INDYMAC MORTGAGE HOLDINGS, INC ..........              13,384
    182,200      INNKEEPERS U.S.A. TRUST .................               1,822
    105,700      IRT PROPERTY CO .........................               1,044
     70,400      JDN REALTY CORP .........................               1,575
     96,900      JP REALTY, INC ..........................               1,993
    109,926      KILROY REALTY CORP ......................               2,679
    350,850      KIMCO REALTY CORP .......................              13,727
     87,600      KOGER EQUITY, INC .......................               1,615
  1,842,252      LAND SECURITIES PLC .....................              24,771
     26,300      LASALLE HOTEL PROPERTIES ................                 403
        900    o LASER MORTGAGE MANAGEMENT, INC ..........                   3
  1,383,738   [] LEND LEASE CORP LTD .....................              18,998
    234,300      LIBERTY PROPERTY TRUST CO ...............               5,828
        800      LTC PROPERTIES, INC .....................                  10
     67,200      MACERICH CO .............................               1,764
    406,200      MACK-CALI REALTY CORP ...................              12,567
     97,400      MANUFACTURED HOME COMMUNITIES, INC ......               2,532
    779,082      MEDITRUST CORP ..........................              10,177
    541,381      MERISTAR HOSPITALITY CORP ...............              12,147
     21,635    o MERRY LAND PROPERTIES, INC ..............                 107
     56,100      MGI PROPERTIES, INC .....................               1,585
      2,325      MID-AMERICA APARTMENT
                  COMMUNITIES, INC .......................                  54
     32,109      MILLS CORP ..............................                 696
     89,000      NATIONAL GOLF PROPERTIES, INC ...........               2,164
    102,200      NATIONAL HEALTH INVESTORS, INC ..........               2,331
    175,500      NATIONWIDE HEALTH PROPERTIES, INC .......               3,345
    752,276      NEW PLAN EXCEL REALTY TRUST .............              13,541
     55,539      OMEGA HEALTHCARE INVESTORS, INC .........               1,434
  1,097,240      ORIENTAL HOLDINGS .......................               2,704
     91,900      PACIFIC GULF PROPERTIES, INC ............               2,079
     67,000      PAN PACIFIC RETAIL PROPERTIES, INC ......               1,298
     35,246      PARKWAY PROPERTIES, INC .................               1,168
      9,600      PENNSYLVANIA REAL ESTATE
                  INVESTMENT TRUST .......................                 201



                       See notes to financial statements.                    33

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

HOLDING AND OTHER INVESTMENT OFFICES--(Continued)
    438,824      NOBLEZA-PICCARDO SDAD INDUSTRIAL
                   COMERCIAL Y FINANCIERA ................        $      2,703
    118,644      POST PROPERTIES, INC ....................               4,864
    449,100      POWER CORP OF CANADA ....................               8,557
    270,300      PRENTISS PROPERTIES TRUST ...............               6,352
      4,575    o PRICESMART, INC .........................                 160
     35,200      PRIME GROUP REALTY TRUST ................                 605
     39,793      PRIME RETAIL, INC .......................                 346
    393,787      PRISON REALTY TRUST, INC ................               3,864
    360,760      PROLOGIS TRUST ..........................               7,305
     45,448      PS BUSINESS PARKS, INC ..................               1,108
    806,280      PUBLIC STORAGE, INC .....................              22,576
    123,900      REALTY INCOME CORP ......................               2,943
    211,800      RECKSON ASSOCIATES REALTY CORP ..........               4,977
    155,311    o RECKSON ASSOCIATES REALTY CORP
                   (CLASS B) .............................               3,708
      8,729    o REDWOOD TRUST, INC ......................                 145
     76,600      REGENCY REALTY CORP .....................               1,680
    156,700      REMBRANDT GROUP LTD .....................               1,306
    208,600      RFS HOTEL INVESTORS, INC ................               2,621
        100      SAUL CENTERS, INC .......................                   2
    105,800      SHURGARD STORAGE CENTERS, INC ...........               2,870
    769,260      SIMON PROPERTY GROUP, INC ...............              19,520
     15,300      SL GREEN REALTY CORP ....................                 313
     64,700      SOVRAN SELF STORAGE, INC ................               1,743
    401,200      SPIEKER PROPERTIES, INC .................              15,597
    194,801      ST. JAMES PLACE CAPITAL PLC .............                 711
     13,600   [] STARWOOD FINANCIAL TRUST ................                 843
    206,600      STORAGE U.S.A., INC .....................               6,585
  1,451,000   [] SUMITOMO CORP ...........................              10,609
     56,500      SUMMIT PROPERTIES, INC ..................               1,116
     64,200      SUN COMMUNITIES, INC ....................               2,279
    118,300      SUNSTONE HOTEL INVESTORS, INC ...........               1,006
     28,700      TANGER FACTORY OUTLET CENTERS, INC ......                 746
    415,080      TAUBMAN CENTERS, INC ....................               5,474
    129,420      THORNBURG MORTGAGE ASSET CORP ...........               1,294
     35,000      TOWN & COUNTRY TRUST ....................                 626
     82,600      TRINET CORPORATE REALTY TRUST, INC ......               2,287
     38,800      U.S. RESTAURANT PROPERTIES, INC .........                 825
 18,936,860   [] UNIONE IMMOBILIARE S.P.A. ...............               8,398
    858,434      UNITED DOMINION REALTY TRUST, INC .......              10,087
      1,206      UNIVERSAL HEALTH REALTY INCOME TRUST ....                  24
     58,800      URBAN SHOPPING CENTERS, INC .............               1,852
    560,556      VENTAS, INC .............................               3,013
      5,465    o VORNADO OPERATING CO ....................                  44
    368,100      VORNADO REALTY TRUST ....................              12,999
    110,200      WALDEN RESIDENTIAL PROPERTIES, INC ......               2,369
    215,300      WASHINGTON REAL ESTATE
                  INVESTMENT TRUST .......................               3,647
     57,000      WEEKS CORP ..............................               1,739
    350,332      WEINGARTEN REALTY INVESTORS, INC ........              14,626
     59,198    o WELLSFORD REAL PROPERTIES, INC ..........                 636
     55,300      WESTERN INVESTMENT REAL ESTATE TRUST ....                 643
    163,400      WESTFIELD AMERICA, INC ..................               2,461
  2,751,558      WESTFIELD TRUST (UNITS) .................               5,569
     98,025    o WESTFIELD TRUST (UNITS) (NEW) ...........                 197
      1,700      WINSTON HOTELS, INC .....................                  18
                                                                  ------------
                                                                       905,525
                                                                  ------------
 HOTELS AND OTHER LODGING PLACES--0.24%
    101,736      ACCOR S.A. ..............................              25,548
    747,172    o AZTAR CORP ..............................               6,865
      9,050    o BRISTOL HOTELS & RESORTS, INC ...........                  68
  5,815,600    o CENDANT CORP ............................             119,220
    362,178    o CHOICE HOTELS INTERNATIONAL, INC ........               7,153
     39,400  []o CLUB MEDITERRANEE S.A. ..................               4,181
    218,560    o CRESTLINE CAPITAL CORP ..................               3,675
  2,583,934    o CROWN LTD ...............................               1,539
  1,098,000    o EXTENDED STAY AMERICA, INC ..............              13,176
    509,500      GENTING BERHAD ..........................               1,751
      2,000      HARBOUR CENTRE DEVELOPMENT LTD ..........                   2
  1,266,331    o HILTON GROUP PLC ........................               5,020
    180,517      HILTON HOTELS CORP ......................               2,561
     46,353    o HOMESTEAD VILLAGE, INC ..................                 113
  2,586,283    o HONG KONG & SHANGHAI HOTELS LTD .........               2,200
    254,500    o HOTEL PROPERTIES LTD ....................                 266
      3,570    o INTERSTATE HOTELS CORP ..................                  15
     77,400      JURYS HOTEL GROUP PLC ...................                 615
    900,000    o LANDMARKS HOLDINGS BERHAD ...............                 322
    211,400  []o LODGIAN, INC ............................               1,387
    440,184    o MANDALAY RESORT GROUP ...................               9,299
     74,415      MARCUS CORP .............................                 916
    132,400      MEIKLES AFRICA LTD ......................                 126
      6,400      o MERISTAR HOTELS & RESORTS, INC ........                  22
     55,979  []o MGM GRAND, INC ..........................               2,743
  1,754,500    o MIRAMAR HOTEL & INVESTMENT CO LTD .......               2,137
  1,415,427    o PARK PLACE ENTERTAINMENT ................              13,712
    335,571    o PRIME HOSPITALITY CORP ..................               4,027
    628,450    o PROMUS HOTEL CORP .......................              19,482
    199,288    o RED ROOF INNS, INC ......................               3,575
  1,620,500    o REGAL HOTELS INTERNATIONAL LTD ..........                 196
    866,100      RESORTS WORLD BERHAD ....................               1,837
  3,332,500      SHANGRI-LA ASIA LTD .....................               4,123
     35,000      SHANGRI-LA HOTEL LTD ....................                  84
     71,600    o SOL MELIA S.A. ..........................               3,024
  1,313,237      STARWOOD HOTELS & RESORTS WORLDWIDE .....              40,136
      7,800    o SUBURBAN LODGES OF AMERICA, INC .........                  50
     11,786    o SUNBURST HOSPITALITY CORP ...............                  69
    180,493    o SUNTERRA CORP ...........................               2,516
     61,700    o TRENDWEST RESORTS, INC ..................               1,377
     37,100    o TRUMP HOTEL & CASINO RESORT, INC ........                 169
      2,831  []o VAIL RESORTS, INC .......................                  50
     18,600    o VISTANA, INC ............................                 293
    107,121    o WYNDHAM INTERNATIONAL, INC ..............                 482
  1,654,666      ZIMBABWE SUN LTD ........................                 153
                                                                  ------------
                                                                       306,275
                                                                  ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.55%
  2,488,379    o 3COM CORP ...............................              66,409
     96,000    o 3DFX INTERACTIVE, INC ...................               1,500
  2,849,600    o ADAPTEC, INC ............................             100,627
      1,300    o AG-CHEM EQUIPMENT CO, INC ...............                  13
    530,400      AGCO CORP ...............................               6,000
     30,856   [] AGIV AG. ................................                 699
      2,700      ALAMO GROUP, INC ........................                  24
     10,000      ALLIED PRODUCTS CORP ....................                  29
    992,000      AMADA CO LTD ............................               7,007
    251,000      AMANO CORP ..............................               2,070
    961,700    o AMERICAN STANDARD COS, INC ..............              46,162
    101,500    o APEX PC SOLUTIONS, INC ..................               2,081
  1,354,794  []o APPLE COMPUTER, INC .....................              62,744
  2,826,600    o APPLIED MATERIALS, INC ...................            208,815
    190,849      APPLIED POWER, INC (CLASS A) ............               5,213
     89,000    o ASK PROXIMA ASA .........................                 476
     36,000    o ASTEC INDUSTRIES, INC ...................               1,467
     19,100    o ASYST TECHNOLOGIES, INC .................                 572
     90,500      ATLAS COPCO AB SERIES A FREE ............               2,464
    183,270   [] ATLAS COPCO AB SERIES B FREE ............               4,915
      4,200    o ATMI, INC ...............................                 125
     92,300    o AUSPEX SYSTEMS, INC .....................               1,004
    266,370    o AUTOTOTE CORP (CLASS A) .................                 633
  1,487,231      BAKER HUGHES, INC .......................              49,822
     13,700    o BANCTEC, INC ............................                 246
    513,600    o BELL & HOWELL CO ........................              19,421
    326,490      BLACK & DECKER CORP .....................              20,610
     36,600    o BLACK BOX CORP ..........................               1,835
    139,865    o BOUYGUES OFFSHORE S.A. ..................               4,399
      4,400    o BROWN & SHARPE MANUFACTURING CO
                   (CLASS A) .............................                  24


34                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 INDUSTRIAL MACHINERY AND EQUIPMENT--(Continued)
  1,112,615      BRUNSWICK CORP ..........................        $     31,014
      4,250      BUDERUS AG. .............................               1,705
    221,400    o C-CUBE MICROSYSTEMS, INC ................               7,016
    488,300    o CABLETRON SYSTEMS, INC ..................               6,348
      2,076      CASCADE CORP ............................                  29
    717,884      CASE CORP ...............................              34,548
      1,000      CATENA CORP .............................                  10
  2,046,400      CATERPILLAR, INC ........................             122,784
    570,000    o CIRRUS LOGIC, INC .......................               5,059
 26,585,570    o CISCO SYSTEMS, INC ......................           1,709,784
  1,927,800    o COLTEC INDUSTRIES, INC ..................              41,809
     39,100      COLUMBUS MCKINNON CORP ..................                 938
 10,420,844      COMPAQ COMPUTER CORP ....................             246,844
     52,896    o COOPER CAMERON CORP .....................               1,960
    280,400  []o COPYTELE, INC ...........................                 482
    418,400      CUMMINS ENGINE CO, INC ..................              23,901
      9,550    o CUNO, INC ...............................                 183
      6,900    o CYLINK CORP .............................                  26
    132,000      DAIFUKU CO LTD ..........................                 922
    364,000      DAIKIN INDUSTRIES LTD ...................               4,225
    167,900    o DATA GENERAL CORP .......................               2,445
  1,261,573      DEERE & CO                                             49,990
 16,797,119    o DELL COMPUTER CORP ......................             621,493
    494,305      DELTA PLC ...............................               1,141
    114,700      DETROIT DIESEL CORP .....................               2,824
     50,850    o DEUTZ AG. ...............................                 346
     59,000    o DIALOGIC CORP ...........................               2,589
    253,200    o DIAMOND MULTIMEDIA SYSTEMS, INC .........               1,044
  1,247,462      DIEBOLD, INC ............................              35,865
    120,805    o DIGI INTERNATIONAL, INC .................               1,261
    242,400      DONALDSON CO, INC .......................               5,939
    828,250      DOVER CORP ..............................              28,989
     69,000  []o DREXLER TECHNOLOGY CORP ................                  656
     36,600    o DRIL-QUIP, INC ..........................                 840
      1,200      DT INDUSTRIES, INC ......................                  11
    453,000   [] EBARA CORP ..............................               5,386
     10,700    o ELECTROGLAS, INC ........................                 214
  7,324,978    o EMC CORP ................................             402,874
      3,000    o EMULEX CORP .............................                 334
      3,100    o ENCAD, INC ..............................                  20
     20,400    o EST ASIATIQUE ...........................                 211
    133,520    o ESTERLINE CORP ..........................               1,919
     34,800    o ETEC SYSTEMS, INC .......................               1,157
      4,300    o EXABYTE CORP ............................                  17
    149,121      FAG KUGELFISCHER (GEORG) SCHAEFER AG. ...               1,515
    441,320      FANUC LTD ...............................              23,699
    248,270      FEDDERS CORP ............................               1,660
    153,550      FEDDERS CORP (CLASS A) ..................                 940
        600    o FEI CO ..................................                   5
  1,786,995      FKI PLC .................................               5,521
    662,610      FLOWSERVE CORP ..........................              12,548
     63,300      FLS INDUSTRIES AS (CLASS B) .............               1,646
      6,900    o FSI INTERNATIONAL, INC ..................                  57
      2,000      FUJI TEC CO LTD .........................                  19
  2,384,251      FUTURIS CORP LTD ........................               3,472
    150,991    o GARDNER DENVER, INC .....................               2,435
    478,138    o GATEWAY, INC ............................              28,210
     14,800      GENERAL BINDING CORP ....................                 348
     44,200      GLEASON CORP ............................                 743
    211,917    o GLOBAL INDUSTRIAL TECHNOLOGIES, INC .....               2,556
    235,981      GRACO, INC ..............................               6,932
      6,962    o GRADCO SYSTEMS, INC .....................                  18
     61,100      HARDINGE, INC ...........................               1,073
    138,200   xo HARNISCHFEGER INDUSTRIES, INC ...........                 276
  6,592,497      HEWLETT-PACKARD CO ......................             662,546
  1,090,000      HITACHI ZOSEN CORP ......................               1,315
    277,700    o HORIZON OFFSHORE, INC ...................               2,152
    765,673      HUSSMANN INTERNATIONAL, INC .............              12,681
     59,100    o HYPERCOM CORP                                             565
     26,230      IDEX CORP ...............................                 862
      2,500    o IN FOCUS SYSTEMS, INC ...................                  38
     69,530    o INDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG. ...........................               1,578
  1,017,100      INGERSOLL-RAND CO .......................              65,730
 18,438,450    * INTERNATIONAL BUSINESS MACHINES CORP ....           2,383,170
        500    o INTEVAC, INC ............................                   3
    430,651      IOMEGA CORP .............................               2,126
        400    o IONICS, INC .............................                  15
    256,305    o IRI INTERNATIONAL CORP ..................               1,185
    576,600      JLG INDUSTRIES, INC .....................              11,748
     96,100    o JTS CORP ................................                   0
    202,400      KAYDON CORP .............................               6,806
     80,000      KCI KONESCRANES INTERNATIONAL ...........               2,748
    192,290      KENNAMETAL, INC .........................               5,961
  1,645,900      KEPPEL CORP .............................               5,607
  2,483,000      KOMATSU LTD .............................              15,857
    402,000   [] KOMORI CORP .............................               7,240
     10,800      KONE CORP SERIES B ......................               1,348
    470,000   [] KOYO SEIKO CO LTD .......................               4,097
     82,800    o KRONOS, INC .............................               3,767
  2,631,000   [] KUBOTA CORP .............................               7,869
      5,800    o KULICHE & SOFFA INDUSTRIES, INC .........                 156
    478,659    o LAM RESEARCH CORP .......................              22,347
  1,099,666    o LEXMARK INTERNATIONAL GROUP (CLASS A) ...              72,647
     89,300      LINCOLN ELECTRIC HOLDINGS CO ............               1,831
     25,993      LINDE AG. ...............................              15,575
     14,450      LINDSAY MANUFACTURING CO ................                 254
      7,100      LUFKIN INDUSTRIES, INC ..................                 142
     47,000      MAKINO MILLING MACHINE CO LTD ...........                 322
    397,000      MAKITA CORP .............................               4,490
    169,762      MANITOWOC, INC ..........................               7,066
     80,800      METRA CO SERIES B .......................               1,708
    193,400    o MICROS SYSTEMS, INC .....................               6,576
      2,000    o MICROTOUCH SYSTEMS, INC .................                  30
    530,052      MILACRON, INC ...........................               9,806
    188,000   [] MINEBEA CO LTD ..........................               2,097
  9,010,000      MITSUBISHI HEAVY INDUSTRIES LTD .........              36,549
    324,000      MORI SEIKI CO LTD .......................               4,417
     21,100    o MTI TECHNOLOGY CORP .....................                 276
     41,057      NACCO INDUSTRIES, INC (CLASS A) .........               3,018
      7,691    o NASHUA CORP .............................                  76
     27,030    o NATIONAL INSTRUMENTS CORP ...............               1,091
    107,500    o NETWORK COMPUTING DEVICES, INC ..........                 517
      8,641    o NETWORK EQUIPMENT TECHNOLOGIES, INC .....                  85
      5,000      NIKKO CO LTD ............................                  13
      1,800      NN BALL & ROLLER, INC ...................                  10
    100,572      NORDSON CORP ............................               6,160
    128,609    o NOVELLUS SYSTEMS, INC ...................               8,778
  1,171,000      NSK LTD .................................               6,424
    693,000      NTN TOYO BEARING CO LTD .................               2,365
    176,487      OKUMA CORP ..............................                 819
     64,000      OMNIQUIP INTERNATIONAL, INC .............                 504
    177,000      OMRON CORP ..............................               3,071
      5,716    o OSMONICS, INC ...........................                  62
     39,326      PALL CORP ...............................                 873
    430,400      PENTAIR, INC ............................              19,691
  1,471,241      PITNEY BOWES, INC .......................              94,527
      2,000    o POKPHAND (C.P.) CO LTD ..................                   0
     25,700    o PRESSTEK, INC ...........................                 186
      9,500    o PRI AUTOMATION, INC .....................                 344
      2,200    o PROXIM, INC .............................                 128
    274,502    o QMS, INC ................................               1,510
    859,100  []o QUANTUM CORP ............................              20,726
      3,133      RAUMA OY ................................                  37
      1,000      ROBBINS & MYERS, INC ....................                  22
    368,650      ROPER INDUSTRIES, INC ...................              11,797
    119,300    o SANDISK CORP ............................               5,369
    262,000      SANDVIK AB SERIES A .....................               5,716
     99,000      SANDVIK AB SERIES B FREE ................               2,189


                       See notes to financial statements.                     35

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 INDUSTRIAL MACHINERY AND EQUIPMENT--(Continued)
    100,000      SANSO ELECTRIC CO LTD ...................        $        537
    120,100      SAUER, INC ..............................               1,291
      4,058      SCHINDLER HOLDINGS LTD (PT CERT) ........               6,213
      2,240      SCHINDLER HOLDINGS LTD (REGD) ...........               3,458
     39,439      SCOTSMAN INDUSTRIES, INC ................                 850
  2,191,135    o SEAGATE TECHNOLOGY, INC .................              56,148
     53,800    o SECURITY DYNAMICS TECHNOLOGIES, INC .....               1,143
    211,500    o SEQUENT COMPUTER SYSTEMS, INC ...........               3,754
    327,004   [] SIDEL S.A. ..............................              39,761
  1,201,604    o SILICON GRAPHICS, INC ...................              19,676
      1,400    o SILICON VALLEY GROUP, INC ...............                  24
    285,614    o SMITH INTERNATIONAL, INC ................              12,406
    116,200    o SPECIALTY EQUIPMENT COS, INC ............               3,421
    120,361    o SPEEDFAM-IPEC, INC ......................               1,933
    244,300    o SPLASH TECHNOLOGY HOLDINGS, INC .........               1,718
    126,082      STANDEX INTERNATIONAL CORP ..............               3,451
     28,435      STARRETT (L.S.) CO (CLASS A) ............                 764
     34,000    # STARRETT (L.S.) CO (CLASS B) ............                 914
    618,746    o STORAGE TECHNOLOGY CORP .................              14,076
     46,011      STORK NV ................................               1,049
    512,000   xo STREAMLOGIC CORP ........................                   0
      2,500    o SULZER WINTERTHUR AG. (REGD) ............               1,520
     20,000      SVENSKA KULLAGERFABRIKEN AB SERIES A
                  FREE ...................................                 353
    134,801      SVENSKA KULLAGERFABRIKEN AB SERIES B ....               2,489
    554,000      SYMBOL TECHNOLOGIES, INC ................              20,429
     59,000      TAKUMA CO LTD ...........................                 544
    191,900      TECUMSEH PRODUCTS CO (CLASS A) ..........              11,622
     31,300      TECUMSEH PRODUCTS CO (CLASS B) ..........               1,706
     77,100      TELXON CORP .............................                 612
    190,500      TENNANT CO ..............................               6,096
  2,597,646      TENNECO, INC ............................              62,019
    120,800    o TEREX CORP ..............................               3,677
      1,500    o THERMO FIBERTEK, INC ....................                  11
    911,553      TIMKEN CO ...............................              17,775
    192,250      TOMRA SYSTEMS AS ........................               7,228
     30,250      TORO CO .................................               1,191
    461,900   [] TOYODA AUTOMATIC LOOM WORKS LTD .........               7,842
    242,500    o TRICORD SYSTEMS, INC ....................                 864
     67,000      TSUBAKIMOTO CHAIN CO ....................                 239
 12,383,108      TYCO INTERNATIONAL LTD ..................           1,173,299
      4,156    o ULTRATECH STEPPER, INC ..................                  63
  5,529,000    o UNISYS CORP .............................             215,285
    233,188    o UNOVA, INC ..............................               3,702
    109,800      VALMET OY SERIES A ......................               1,246
    593,579    o VARCO INTERNATIONAL, INC ................               6,492
    237,100    o VISUAL NETWORKS, INC ....................               7,587
      2,100      WATKINS-JOHNSON CO ......................                  62
    706,600  []o WESTERN DIGITAL CORP ....................               4,593
    193,400    o XIRCOM, INC .............................               5,814
    762,400      YORK INTERNATIONAL CORP .................              32,640
     64,258      ZARDOYA OTIS S.A. .......................               1,614
     35,300    o ZEBRA TECHNOLOGY CORP ...................               1,357
      1,440   #o ZEBRA TECHNOLOGY CORP (CLASS B) .........                  55
                                                                  ------------
                                                                     9,480,255
                                                                  ------------
 INSTRUMENTS AND RELATED PRODUCTS--2.27%
    143,000    o ACUSON CORP .............................               2,458
    215,375    o ADAC LABORATORIES, INC ..................               1,561
      2,000    o ADE CORP ................................                  24
     16,300    o AFFYMETRIX, INC .........................                 805
     94,100    o ALARIS MEDICAL, INC .....................                 318
      2,600    o ANACOMP, INC ............................                  44
     83,100      ANALOGIC CORP ...........................               2,584
    195,494      ARROW INTERNATIONAL, INC ................               5,058
    223,200    o AVID TECHNOLOGIES, INC ..................               3,599
     49,960    o BABCOCK BORSIG AG. ......................               2,319
     10,673    o BACOU U.S.A., INC .......................                 182
     65,333      BALLARD MEDICAL PRODUCTS CO .............               1,523
    314,725      BARD (C.R.), INC ........................              15,048
    220,523      BAUSCH & LOMB, INC ......................              16,870
  1,691,663      BAXTER INTERNATIONAL, INC ...............             102,557
     97,100    o BAXTER INTERNATIONAL, INC RTS ...........                   9
    354,987      BECKMAN COULTER, INC ....................              17,261
  1,274,524      BECTON DICKINSON & CO ...................              38,236
     83,456    o BIO-RAD LABORATORIES, INC (CLASS A) .....               2,180
    635,800    o BIOMET, INC .............................              25,273
     53,624    o BOLLE, INC ..............................                 147
  1,909,250    o BOSTON SCIENTIFIC CORP ..................              83,888
  1,663,000      CANON, INC ..............................              47,812
    806,000      CASIO COMPUTER CO LTD ...................               6,126
      1,866    o CHYRON CORP ............................                    3
    692,000      CITIZEN WATCH CO LTD ....................               6,003
     40,000  []o CLOSURE MEDICAL CORP ....................               1,200
     19,700    o CNS, INC ................................                  67
     78,000    o COGNEX CORP .............................               2,462
     91,480    o COHERENT, INC ...........................               1,704
    108,100    o COHESION TECHNOLOGIES, INC ..............                 649
     28,000      COHU, INC ...............................                 991
     22,100    o COLE NATIONAL CORP (CLASS A) ............                 175
      3,400    o COLLAGEN AESTHETICS, INC ................                  47
    216,000    o CONMED CORP .............................               6,615
     84,875      COOPER COS, INC .........................               2,117
      8,200   xo CPX CORP ................................                   1
     90,600    o CREDENCE SYSTEMS CORP ...................               3,364
     94,980      CUBIC CORP ..............................               2,339
      1,700    o CYBERONICS, INC .........................                  21
    180,096    o CYMER, INC ..............................               4,502
     75,600    o CYTYC CORP ..............................               1,474
    201,000    o DATASCOPE CORP ..........................               6,457
    742,500      DENTSPLY INTERNATIONAL, INC .............              21,440
    145,304    o DIONEX CORP .............................               5,885
    139,250    o DYNATECH CORP ...........................                 479
  2,453,389      EASTMAN KODAK CO ........................             166,217
      1,871    o ESCO ELECTRONICS CORP (TRUST RECEIPT) ...                  24
     29,684   [] ESSILOR INTERNATIONAL ...................               9,279
    134,450    o FOSSIL, INC .............................               6,504
        537      FRESENIUS MEDICAL CARE AG. ADR ..........                  11
  1,785,500   [] FUJI PHOTO FILM CO LTD ..................              67,561
    395,800    o GENRAD, INC .............................               8,238
    106,600    o GENZYME SURGICAL PRODUCTS ...............                 470
  2,838,995    o GUIDANT CORP ............................             146,031
    145,400    o HAEMONETICS CORP ........................               2,917
    301,800    o HANGER ORTHOPEDIC GROUP, INC ............               4,282
     27,100    o HEARTPORT, INC ..........................                  64
     63,700    o HIE, INC ................................                 151
        800    o HOLOGIC, INC ............................                   5
  2,064,300      HONEYWELL, INC ..........................             239,201
     29,100    o I-STAT CORP .............................                 266
     36,400    o IMATRON, INC ............................                  52
  1,099,652      IMI PLC .................................               4,455
        774    o INPUT/OUTPUT, INC .......................                   6
    154,300      INVACARE CORP ...........................               4,128
 26,008,109      INVENSYS PLC ............................             123,092
     73,400    o ISOLYSER CO, INC ........................                 344
    786,028      JOHNSON CONTROLS, INC ...................              54,482
     83,430      KEYENCE CORP ............................              14,599
    805,700    o KLA-TENCOR CORP .........................              52,270
    913,000      KONICA CORP .............................               3,764
      1,700    o LECROY CORP .............................                  40
     16,300    o LIFECORE BIOMEDICAL, INC ................                 187
    359,997    o LITTON INDUSTRIES, INC ..................              25,830
        200    o LTX CORP ................................                   3
      1,000    o LUNAR CORP ..............................                   8
     43,000    o LUXOTTICA GROUP S.P.A. ADR ..............                 669
     86,100    o MAXXIM MEDICAL, INC .....................               2,007
  4,491,303      MEDTRONIC, INC ..........................             349,760
     23,600      MENTOR CORP .............................                 440
    484,000    o METTLER-TOLEDO INTERNATIONAL, INC .......              12,009


36                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 INSTRUMENTS AND RELATED PRODUCTS--(Continued)%
    115,500      MILLIPORE CORP ..........................        $      4,685
     96,000      MINE SAFETY APPLIANCE CO ................               6,144
     13,700    o MINIMED, INC ............................               1,054
     77,900      MOVADO GROUP, INC .......................               2,016
    227,400      MTS SYSTEMS CORP ........................               2,771
      7,500    o NEOPATH, INC ............................                  29
    154,200      NEWPORT CORP ............................               2,390
    619,000      NIKON CORP ..............................              10,126
     35,300    o NOVOSTE CORP ............................                 741
      3,100    o OAKLEY, INC .............................                  22
    125,103      OCE NV ..................................               3,187
    212,300    o OCULAR SCIENCES, INC ....................               3,689
     91,800    o OEC MEDICAL SYSTEMS, INC ................               2,249
  1,505,000      OLYMPUS OPTICAL CO LTD ..................              22,244
      1,300      OPTICAL COATING LABORATORIES, INC .......                 109
         86    o PANAVISION, INC (NEW) ...................                   1
     59,376    o PE CORP-CELERA GENOMICS GROUP ...........                 961
    127,353      PE CORP-PE BIOSYSTEMS GROUP .............              14,614
      3,100    o PERCEPTION, INC .........................                  14
     43,300    o PERCLOSE, INC ...........................               2,081
    285,200    o PINNACLE SYSTEMS, INC ...................               9,590
    432,508      POLAROID CORP ...........................              11,948
     28,000  []o POSSIS MEDICAL, INC .....................                 329
     11,450    o RADIOMETER AS (CLASS B) .................                 557
  1,126,998      RAYTHEON CO (CLASS A) ...................              77,622
    879,951      RAYTHEON CO (CLASS B) ...................              61,927
    265,300    o RESMED, INC .............................               8,805
    233,678    o RESPIRONICS, INC ........................               3,534
    712,923   [] RICOH CO LTD ............................               9,813
     31,400    o ROBOTIC VISION SYSTEMS, INC .............                 118
      2,400    o ROFIN-SINAR TECHNOLOGIES, INC ...........                  19
     62,400    o SABRATEK CORP ...........................               1,365
      8,637    o SAGEM S.A. ..............................               5,772
      1,900    o SCHICK TECHNOLOGIES, INC ................                   6
     59,800    o SCOTT TECHNOLOGIES, INC .................               1,151
     66,800    o SEPRACOR, INC ...........................               5,428
     11,349    o SOLA INTERNATIONAL, INC .................                 221
     70,956    o SONOSITE, INC ...........................               1,206
      2,160    o SPACELABS MEDICAL, INC ..................                  41
  1,086,658    o ST. JUDE MEDICAL, INC ...................              38,712
      2,100    o STAAR SURGICAL CO .......................                  28
    446,844    o STERIS CORP .............................               8,658
     96,680    o STRYKER CORP ............................               5,813
     55,100    o SUMMIT TECHNOLOGY, INC ..................               1,212
      2,800    o SUNRISE MEDICAL, INC ....................                  20
    656,000    o SYBRON INTERNATIONAL CORP ...............              18,081
      7,000    o TAVA TECHNOLOGIES, INC ..................                  54
     41,635    o TECH-SYM CORP ...........................                 989
  1,104,279      TEKTRONIX, INC ..........................              33,335
    345,053    o TERADYNE, INC ...........................              24,758
      1,000      THE SWATCH GROUP AG. (BR) ...............                 673
     48,090   [] THE SWATCH GROUP AG. (REGD) .............               6,867
     58,350    o THERMEDICS, INC .........................                 543
        100    o THERMO BIOANALYSIS CORP .................                   2
      3,100    o THERMO CARDIOSYSTEMS, INC ...............                  34
    114,922    o THERMO ELECTRON CORP ....................               2,306
      4,185    o THERMO INSTRUMENT SYSTEMS, INC ..........                  71
      3,800    o THERMO OPTEK CORP .......................                  39
      1,200    o THERMOQUEST CORP ........................                  16
      7,000    o THERMOSPECTRA CORP ......................                 111
     36,900    o THERMOTREX CORP .........................                 281
        898    o TREX MEDICAL CORP .......................                   5
     43,200    o TRIMBLE NAVIGATION LTD ..................                 556
        428    o VARIAN MEDICAL SYSTEMS, INC .............                  11
        428    o VARIAN, INC .............................                   6
     48,600    o VEECO INSTRUMENTS, INC ..................               1,652
     28,400  []o VENTANA MEDICAL SYSTEMS, INC ............                 543
    609,200    o VISX, INC ...............................              48,241
     86,500      VITAL SIGNS, INC ........................               1,725
    494,600  []o VIVUS, INC ..............................               1,298
     47,020    o WATERS CORP .............................               2,498
    182,118    o WESLEY JESSEN VISIONCARE, INC ...........               5,896
  1,897,322      WILLIAMS PLC ............................              12,531
      7,000    o WIRELESS TELECOM GROUP, INC .............                  16
    206,100      X RITE, INC .............................               1,327
 10,163,080      XEROX CORP ..............................             600,257
     27,400    o XOMED SURGICAL PRODUCTS, INC ............               1,334
    773,000      YOKOGAWA ELECTRIC CORP ..................               4,566
     38,900    o ZYGO CORP ...............................                 445
                                                                  ------------
                                                                     2,847,332
                                                                  ------------
  INSURANCE AGENTS, BROKERS AND SERVICE--0.17%
     21,800      BLANCH (E.W.) HOLDINGS, INC .............               1,486
     44,292      BROWN & BROWN, INC ......................               1,683
    235,100      CRAWFORD & CO (CLASS A) .................               3,174
    162,100      CRAWFORD & CO (CLASS B) .................               2,634
    606,706    o FIRST HEALTH GROUP CORP .................              13,082
  1,929,683      FORTIS B ................................              60,598
     51,968    o FORTIS B CVG ............................                 296
    486,027    o FORTIS B NPV (STRIP VVPR) ...............                   5
     12,100      GALLAGHER (ARTHUR J.) & CO ..............                 599
      8,180      GENERALI HOLDINGS VIENNA ................               1,502
     34,362      HILB, ROGAL & HAMILTON CO ...............                 769
    250,684      LAB HOLDINGS, INC .......................               3,478
     20,500      MARSCHOLLEK LAUT UND PARTNER ............               9,619
  1,544,769      MARSH & MCLENNAN COS, INC ...............             116,630
                                                                  ------------
                                                                       215,555
                                                                  ------------
 INSURANCE CARRIERS--4.92%
     33,400      20TH CENTURY INDUSTRIES .................                 630
     93,095      AACHENER & MUNCHENER BETEIL (BR) ........               9,457
      1,800    o ACCEPTANCE INSURANCE COS, INC ...........                  27
     65,000      ACE LTD .................................               1,836
  2,253,300   [] AEGON NV ................................             163,481
     23,468   [] AEGON NV ARS ............................               1,737
  1,345,021      AETNA, INC ..............................             120,295
  2,051,646      AFLAC, INC ..............................              98,223
      3,880    o AGF-ASSUR GEN DE FRANCE CVG .............                   3
    105,900      ALFA CORP ...............................               2,118
    104,472    o ALLEGHANY CORP (DELAWARE) ...............              19,327
    649,517  []o ALLIANZ AG. (REGD) ......................             180,189
    428,631    o ALLMERICA FINANCIAL CORP ................              26,066
 11,175,406      ALLSTATE CORP ...........................             400,918
    559,100      AMBAC FINANCIAL GROUP, INC ..............              31,939
    183,101    o AMERICAN ANNUITY GROUP, INC .............               4,440
     32,700      AMERICAN BANKERS INSURANCE
                  GROUP, INC .............................               1,780
    232,508      AMERICAN FINANCIAL GROUP, INC ...........               7,920
  1,623,182      AMERICAN GENERAL CORP ...................             122,347
     85,699      AMERICAN HERITAGE LIFE
                 INVESTMENT CORP .........................               2,100
  9,672,359       AMERICAN INTERNATIONAL GROUP, INC ......           1,132,271
     58,700    o AMERICAN MEDICAL SECURITY GROUP .........                 506
    230,400      AMERICAN NATIONAL INSURANCE CO ..........              16,416
     92,830      AMERUS LIFE HOLDINGS, INC (CLASS A) .....               2,506
  1,820,000      AMP LTD .................................              19,896
  1,124,225      AON CORP ................................              46,374
    238,552      ARGONAUT GROUP, INC .....................               5,725
    146,700      ARM FINANCIAL GROUP, INC (CLASS A) ......               1,247
  4,476,723      ASSICURAZIONI GENERALI S.P.A. ...........             155,126
    956,068      AXA .....................................             116,643
      7,672  []o AXA CTF DE VALEUR GARANT ................                  53
    234,650      BERKLEY (W.R.) CORP .....................               5,866
        666    o BERKSHIRE HATHAWAY, INC (CLASS A) .......              45,887
         15    o BERKSHIRE HATHAWAY, INC (CLASS B) .......                  34
    250,800      CAPITAL RE CORP .........................               4,028
      1,100      CAPITOL TRANSAMERICA CORP ...............                  15
  1,634,950      CGU PLC .................................              23,620


                       See notes to financial statements.                    37

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 INSURANCE CARRIERS--(Continued)
     12,000      CHARTWELL RE CORP .......................        $        224
    244,472      CHICAGO TITLE CORP ......................               8,725
        950      CHIYODA FIRE & MARINE INSURANCE CO LTD ..                   3
    964,710      CHUBB CORP ..............................              67,047
  1,244,172      CIGNA CORP ..............................             110,731
    946,085      CINCINNATI FINANCIAL CORP ...............              35,537
 27,733,790      CITIGROUP, INC ..........................           1,317,355
     79,400    o CNA FINANCIAL CORP ......................               3,201
     20,800      CNA SURETY CORP .........................                 319
     36,196      COLONIA KONZERN AG. (REGD) ..............               3,472
  1,500,658      COLONIAL LTD ............................               5,314
    109,840      COMMERCE GROUP, INC .....................               2,677
     24,900      COMPANHIA DE SEGUROS TRANQUILIDADE ......                 627
  2,331,023      CONSECO, INC ............................              70,951
    117,431      CORPORACION MAPFRE S.A. .................               2,392
     22,968    o DELPHI FINANCIAL GROUP, INC .............                 824
    178,900      ENHANCE FINANCIAL SERVICES GROUP, INC ...               3,533
    697,300      EQUITABLE COS, INC ......................              46,719
     96,600      ERIE INDEMNITY CO (CLASS A) .............               2,753
    477,766      EVEREST REINSURANCE HOLDINGS, INC .......              15,587
      2,900      EXECUTIVE RISK, INC .....................                 247
     29,750    o FAIRFAX FINANCIAL HOLDINGS LTD ..........               7,939
    209,129      FBL FINANCIAL GROUP, INC (CLASS A) ......               4,078
     48,800    o FEDSURE HOLDINGS LTD ....................                 513
    285,930      FIDELITY NATIONAL FINANCIAL, INC ........               6,005
    194,621      FINANCIAL SECURITY ASSURANCE
                   HOLDINGS LTD ..........................              10,120
    715,648      FIRST AMERICAN FINANCIAL CORP ...........              12,792
    714,000      FOREMOST CORP OF AMERICA ................              15,708
    174,575    o FOUNDATION HEALTH SYSTEMS (CLASS A) .....               2,619
      4,900    o FPIC INSURANCE GROUP, INC ...............                 238
    416,460      FREMONT GENERAL CORP ....................               7,861
    211,740      FRONTIER INSURANCE GROUP, INC ...........               3,256
      5,000      GAINSCO, INC ............................                  29
  1,717,277   [] GIO AUSTRALIAN HOLDINGS LTD .............               4,183
     29,900      GUARANTEE LIFE COS, INC .................                 751
      5,490   xo HAFNIA HOLDINGS .........................                   0
    174,400      HARLEYSVILLE GROUP, INC .................               3,575
  1,317,707      HARTFORD FINANCIAL SERVICES GROUP, INC ..              76,839
    169,487      HARTFORD LIFE, INC (CLASS A) ............               8,919
      8,700      HCC INSURANCE HOLDINGS, INC .............                 197
      2,351    o HIGHLANDS INSURANCE GROUP, INC ..........                  25
  3,000,389   [] HIH INSURANCE LTD .......................               3,714
     27,632      HORACE MANN EDUCATORS CORP ..............                 751
        600      HSB GROUP, INC ..........................                  25
    244,200    o HUMANA, INC .............................               3,159
     10,000    o IFIL FINANZIARIA DI PARTECIPAZIONI ......                  36
 19,988,660    o INSTITUTO NAZIONALE DELLE ASSICURAZION ..              46,382
    973,426      JEFFERSON-PILOT CORP ....................              64,429
     21,700      KANSAS CITY LIFE INSURANCE CO ...........                 933
     97,840      LANDAMERICA FINANCIAL GROUP, INC ........               2,813
  5,647,172      LEGAL & GENERAL GROUP PLC ...............              14,376
     52,714      LIBERTY CORP ............................               2,873
     10,000      LIBERTY FINANCIAL COS, INC ..............                 291
     40,878  []o LIBERTY INTERNATIONAL PLC ...............                 271
     87,025   [] LIBERTY LIFE ASSOCIATION OF AFRICA LTD ..               1,115
      2,100      LIFE U.S.A. HOLDINGS, INC ...............                  43
  1,430,000      LINCOLN NATIONAL CORP ...................              74,807
    410,800      LOEWS CORP ..............................              32,505
     12,500    o MARKEL CORP .............................               2,338
      3,920    o MAXICARE HEALTH PLANS, INC ..............                  19
    321,287      MBIA, INC ...............................              20,803
     12,055      MEADOWBROOK INSURANCE GROUP .............                 164
     86,951    o MEDICAL ASSURANCE, INC ..................               2,456
  1,300,000   [] MEDIOLANUM S.P.A. .......................               9,988
     53,000      MERCURY GENERAL CORP ....................               1,802
    296,600   [] METROPOLITAN LIFE LTD ...................                 440
  1,171,200      MGIC INVESTMENT CORP ....................              56,950
     87,200    o MID ATLANTIC MEDICAL SERVICES, INC ......                 861
     10,291      MIDLAND CO ..............................                 261
  1,062,050   [] MITSUI TAISHO MARINE & FIRE CO LTD ......               5,221
     50,918      MMI COS, INC ............................                 859
    241,090  []o MUENCHENER RUECKVER AG. (REGD) ..........              44,630
    214,770    o MUENCHENER RUECKVER AG. (REGD) (NEW) ....              39,204
        200    o NATIONAL WESTERN LIFE INSURANCE CO ......                  19
     96,100      NATIONWIDE FINANCIAL SERVICES, INC
                   (CLASS A) .............................               4,349
  1,036,000      NICHIDO FIRE & MARINE INSURANCE CO LTD ..               5,332
  1,151,000      NIPPON FIRE & MARINE INSURANCE CO LTD ...               3,899
    280,600      NISSAN FIRE & MARINE INSURANCE CO LTD ...                 881
      1,000      NYMAGIC, INC ............................                  16
    183,600   [] OHIO CASUALTY CORP ......................               6,633
  1,473,510      OLD REPUBLIC INTERNATIONAL CORP .........              25,510
     16,212      ORION CAPITAL CORP ......................                 582
  1,261,428    o OXFORD HEALTH PLANS, INC ................              19,631
    463,548    o PACIFICARE HEALTH SYSTEMS, INC (CLASS A)               33,346
     36,100    o PENN TREATY AMERICAN CORP ...............                 869
      6,800  []o PENNCORP FINANCIAL GROUP, INC ...........                   3
      1,300    o PHILADELPHIA CONSOLIDATED
                   HOLDINGS CORP .........................                  32
      5,100      PMA CAPITAL CORP (CLASS A) ..............                 105
    294,034      PMI GROUP, INC ..........................              18,469
     61,300      POHJOLA INSURANCE CO LTD SERIES B .......               3,145
    219,400      PRESIDENTIAL LIFE CORP ..................               4,306
    149,050      PROGRESSIVE CORP ........................              21,612
    207,000      PROTECTIVE LIFE CORP ....................               6,831
    216,050      PROVIDENT COS, INC ......................               8,642
  3,287,004      PRUDENTIAL CORP PLC .....................              48,393
     31,800      PXRE CORP ...............................                 576
  1,563,624      QBE INSURANCE GROUP LTD .................               5,951
    669,420      RADIAN GROUP, INC .......................              32,676
    847,459   [] RAS S.P.A. ..............................               8,233
    756,448      REINSURANCE AUSTRALIA CORP LTD ..........                 631
    281,675      REINSURANCE GROUP OF AMERICA, INC .......               9,929
    423,678      RELIANCE GROUP HOLDINGS, INC ............               3,151
    542,681      RELIASTAR FINANCIAL CORP ................              23,742
     58,800    o RISK CAPITAL HOLDINGS, INC ..............                 794
      3,500      RLI CORP ................................                 136
  3,520,494      ROYAL & SUN ALLIANCE INSURANCE
                   GROUP PLC .............................              31,576
    376,300      SAFECO CORP .............................              16,604
    213,200    o SAFEGUARD HEALTH ENTERPRISES, INC .......                 959
    247,190      SAI S.P.A. ..............................               2,549
    165,500      SAMPO INSURANCE CO SERIES A .............               4,796
    728,000    o SANLAM LTD ..............................                 863
     40,000      SCOTTISH ANNUITY & LIFE HOLDINGS LTD ....                 430
     31,567      SCPIE HOLDINGS, INC .....................               1,030
    774,500      SELECTIVE INSURANCE GROUP, INC ..........              14,764
    120,150    o SIERRA HEALTH SERVICES, INC .............               1,735
  1,686,665      SKANDIA FORSAKRINGS AB ..................              31,543
    918,422      ST. PAUL COS, INC .......................              29,217
        500      STATE AUTO FINANCIAL CORP ...............                   7
    109,400      STEWART INFORMATION SERVICES CORP .......               2,311
    308,650    o UNI-STOREBRAND AS SERIES A ..............               2,078
  1,266,028      SUMITOMO MARINE & FIRE INSURANCE CO .....               7,635
      3,954    o SUN LIFE & PROVINCIAL HOLDINGS ..........                  28
     37,125  []o SWISS REINSURANCE .......................              70,687
  4,631,000      TOKIO MARINE & FIRE INSURANCE CO LTD ....              50,312
  1,508,600      TORCHMARK CORP ..........................              51,481
    999,782      TRANSAMERICA CORP .......................              74,984
      3,507      TRANSATLANTIC HOLDINGS, INC .............                 263
    900,252      TRAVELERS PROPERTY CASUALTY CORP ........              35,222
     27,000      TRENWICK GROUP, INC .....................                 666
     69,400    o TRIAD GUARANTY, INC .....................               1,245
    135,700    o TRIGON HEALTHCARE, INC ..................               4,936
     13,000    o UICI ....................................                 359
  2,630,674      UNITED HEALTHCARE CORP ..................             164,746


38                     See notes to financial statements.

                                                                       VALUE
    SHARES                                                             (000)
  ----------                                                        ---------

 INSURANCE CARRIERS--(Continued)
     56,600    o UNITED WISCONSIN SERVICES, INC ..........        $        453
    302,208      UNITRIN, INC ............................              12,391
    552,610      UNUM CORP ...............................              30,255
    129,896      VESTA INSURANCE GROUP, INC ..............                 601
    382,323    o WELLPOINT HEALTH NETWORKS, INC ..........              32,450
     17,040      WHITE MOUNTAINS INSURANCE ...............               2,403
    893,385      XL CAPITAL LTD ..........................              50,476
     39,642      ZENITH NATIONAL INSURANCE CORP ..........                 976
    120,372      ZURICH ALLIED AG. .......................              68,448
                                                                  ------------
                                                                     6,169,353
                                                                  ------------
 LEATHER AND LEATHER PRODUCTS--0.01%
    283,730      BROWN SHOE CO, INC ......................               6,171
    125,200      JUSTIN INDUSTRIES, INC ..................               1,745
    136,008  []o SAMSONITE CORP ..........................                 680
     82,800      STRIDE RITE CORP ........................                 854
     33,400    o TIMBERLAND CO ...........................               2,273
      1,587      WOLVERINE WORLD WIDE, INC ...............                  22
                                                                  ------------
                                                                        11,745
                                                                  ------------

 LEGAL SERVICES--0.00%
    128,788    o PREPAID LEGAL SERVICES, INC .............               3,501
                                                                  ------------
  LOCAL AND INTERURBAN PASSENGER TRANSIT--0.09%
    232,000    o COACH U.S.A., INC .......................               9,730
     13,086      EAST JAPAN RAILWAY CO ...................              70,273
    786,992      LAIDLAW, INC ............................               5,689
     58,400      LAIDLAW, INC (U.S.) .....................                 431
     21,700    o RURAL/METRO CORP ........................                 209
  1,450,000    o SINGAPORE BUS SERVICES LTD ..............               2,317
  7,855,613    o STAGECOACH HOLDINGS PLC .................              28,140
                                                                  ------------
                                                                       116,789
                                                                  ------------
  LUMBER AND WOOD PRODUCTS--0.22%
    174,000    o AMERICAN HOMESTAR CORP ..................               1,196
     20,000    o AOKAM PERDANA BERHAD ....................                   3
  3,465,842      CARTER HOLT HARVEY LTD ..................               4,151
    354,203    o CHAMPION ENTERPRISES, INC ...............               6,597
    623,514      CLAYTON HOMES, INC ......................               7,131
     32,608      DELTIC TIMBER CORP ......................                 878
    581,718    o FLETCHER CHALLENGE LTD
                   (FORESTS DIVISION) ....................                 327
    811,998      GEORGIA-PACIFIC CORP (PACKAGING GROUP) ..              38,468
     17,200    o INTERNATIONAL FOREST PRODUCTS LTD .......                  65
  1,016,000    o JAYA TIASA HOLDINGS BERHAD ..............               1,866
    600,000    o LAND & GENERAL BERHAD ...................                 210
  1,302,805      LOUISIANA PACIFIC CORP ..................              30,942
  3,962,000      MACMILLAN BLOEDEL LTD ...................              70,535
     73,300      MASISA S.A. (SPONS ADR) .................                 770
     37,600      OAKWOOD HOMES CORP ......................                 494
     66,025    o PALM HARBOR HOMES, INC ..................               1,655
      4,334      POPE & TALBOT, INC ......................                  52
  1,760,150   [] SEKISUI HOUSE LTD .......................              18,992
    103,618      SKYLINE CORP ............................               3,037
    183,000      SUMITOMO FORESTRY CO LTD ................               1,424
      2,346      TJ INTERNATIONAL, INC ...................                  73
     82,700      UNIVERSAL FOREST PRODUCTS, INC ..........               1,778
  1,186,980      WEYERHAEUSER CO .........................              81,605
                                                                  ------------
                                                                       272,249
                                                                  ------------
  METAL MINING--0.30%
     89,900    o ACINDAR S.A. (CLASS B) ..................                  97
      5,300      AGNICO EAGLE MINES LTD ..................                  33
      3,000  []o ALTAIR INTERNATIONAL, INC ...............                  16
     15,048      ALUSUISSE LONZA HOLDINGS AG. (REGD) .....              17,540
     74,835      ANGLO AMERICAN PLATINUM CORP LTD ........               1,746
    470,528  []o ANGLO AMERICAN PLC ......................              21,988
     15,587      ANGLOGOLD LTD ...........................                 672
    101,439    o ASTRUIANA DE ZINC, S.A. MINES ...........               1,237
    806,079      BARRICK GOLD CORP .......................              15,467
    163,200      BARRICK GOLD CORP (U.S.) ................               3,162
    162,950  []o BATTLE MOUNTAIN GOLD CO .................                 397
    187,600      CAMBIOR, INC ............................                 602
    156,800      CAMECO CORP .............................               3,274
    190,381      CLEVELAND CLIFFS, INC ...................               6,164
     21,866  []o COEUR DALENE MINES CORP .................                 101
    200,100      COMINCO LTD .............................               3,366
  1,767,294      CYPRUS AMAX MINERALS CO .................              26,841
     35,000    o DOMINION MINING LTD .....................                   8
    166,498    o ECHO BAY MINES LTD ......................                 238
    424,800      ELKEM AS ................................               7,554
    154,500      ERAMET ..................................               6,166
     74,600    o EUOR-NEVADA MINING CORP .................                 887
     15,800    o FRANCO-NEVADA MINING CORP LTD ...........                 244
    591,428  []o FREEPORT-MCMORAN COPPER &
                   GOLD, INC (CLASS A) ...................               9,906
  1,809,164    o FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) ....................              32,452
      4,231      GOLDFIELDS LTD ..........................                   3
    439,516      GREAT CENTRAL MINES LTD .................                 448
    384,100    o HECLA MINING CO .........................                 792
    145,224      HOMESTAKE MINING CO .....................               1,189
     36,291      ILUKA RESOURCES LTD .....................                  78
     21,700      IMPALA PLATINUM HOLDINGS LTD ............                 546
    371,800      INCO LTD CO .............................               6,607
     46,900    o INCO LTD CO (U.S.) ......................                 844
      6,460    o JOHNNIES INDUSTRIAL CORP LTD ............                  42
    506,176      JOHNSON MATTHEY PLC .....................               4,935
     13,892    o KINROSS GOLD CORP .......................                  23
  1,134,485    o LONMIN PLC ..............................              10,551
    614,600    o MALAYSIA MINING CORP BERHAD .............                 306
  4,046,513      MIM HOLDINGS LTD ........................               2,866
  3,848,000      MITSUBISHI MATERIALS CORP ...............               8,615
  1,382,000   [] MITSUI MINING & SMELTING CO LTD .........               7,136
    711,284    o NEWCREST MINING LTD .....................               1,597
    848,558      NEWMONT MINING CORP .....................              16,865
  1,699,000      NIPPON LIGHT METAL CO LTD ...............               2,541
    541,500      NORANDA, INC ............................               7,098
  3,441,531      NORMANDY MINING LTD .....................               2,292
  4,886,106   [] NORTH LTD ...............................               9,896
    537,700      OUTOKUMPU OY SERIES A ...................               6,044
     13,000  #xo PEGASUS GOLD, INC .......................                   0
    151,900      PHELPS DODGE CORP .......................               9,408
    590,700      PLACER DOME, INC ........................               6,825
     10,348    o PLACER DOME, INC (U.S.) .................                 122
     76,700      RIO ALGOM LTD ...........................               1,083
    858,169   [] RIO TINTO LTD ...........................              14,071
    150,000      RIO TINTO PLC (BR) ......................               2,341
  2,880,387      RIO TINTO PLC (REGD) ....................              48,287
    549,026      SMITH (HOWARD) LTD ......................               4,197
    598,037      SONS OF GWALIA NL .......................               1,574
    132,900      SOUTHERN PERU COPPER CORP ...............               1,919
    204,698    o STILLWATER MINING CO ....................               6,691
    448,000    o SUMITOMO METAL MINING CO LTD ............               1,851
    518,254    o SUNSHINE MINING & REFINING CO ...........                 194
    105,700      TECK CORP LTD (CLASS B) .................                 907
     42,300      UNION MINIERE GROUP S.A. ................               1,745
  4,389,172   [] WMC LTD .................................              18,855
                                                                  ------------
                                                                       371,542
                                                                  ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.33%
     32,600      AMER GROUP LTD PLC SERIES A .............                 469
  1,336,000      APPLIED INTERNATIONAL HOLDINGS LTD ......                  62
    277,200    o APPLIED INTERNATIONAL HOLDINGS LTD
                   WTS 12/30/99 ..........................                   1
      1,000    o ASICS CORP ..............................                   1
    148,400      BIC S.A. ................................               7,828
    392,675    o BLYTH INDUSTRIES, INC ...................              13,498
    388,900      BRADY CORP (CLASS A) ....................              12,639


                       See notes to financial statements.                     39

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

MISCELLANEOUS MANUFACTURING INDUSTRIES--(Continued)
    718,900      BULGARI S.P.A. ..........................        $      4,834
    359,500      CALLAWAY GOLF CO ........................               5,258
     28,100   xo CML GROUP, INC ..........................                   1
      2,195    o CROSS (A.T.) CO (CLASS A) ...............                  12
  1,239,346      HASBRO, INC .............................              34,624
    212,230  []o HEXCEL CORP .............................               2,149
    665,188      INTERNATIONAL GAME TECHNOLOGY CO ........              12,306
      4,063    o JAN BELL MARKETING, INC .................                  14
    579,700      JOSTENS, INC ............................              12,210
    109,505      K2, INC .................................                 979
    103,500    o LYDALL, INC .............................               1,190
     48,966  []o MARVEL ENTERPRISES ......................                 361
      3,819    o MARVEL ENTERPRISES WTS 10/02/02 .........                   4
      6,468    o MARVEL ENTERPRISES WTS 10/02/02
                  (CLASS C) ..............................                   2
  2,968,159      MATTEL, INC .............................              78,471
  2,371,420      MINNESOTA MINING & MANUFACTURING CO .....             206,165
     12,000      MIZUNO CORP .............................                  45
     64,000      NINTENDO CO LTD .........................               8,994
    254,800   xo NU KOTE HOLDINGS, INC (CLASS A) .........                  15
      5,200      ONEIDA LTD ..............................                 146
     17,600      RHI AG. .................................                 476
     69,450      RUSS BERRIE & CO, INC ...................               1,719
     38,500   [] SEGA ENTERPRISES LTD ....................                 509
     77,300    o STEINWAY MUSICAL INSTRUMENTS, INC .......               2,048
     36,300    o WMS INDUSTRIES, INC .....................                 617
                                                                  ------------
                                                                       407,647
                                                                  ------------
  MISCELLAN   EOUS RETAIL--0.71%

    558,989  []o AMAZON.COM, INC .........................              69,943
    294,300    o BARNES & NOBLE, INC .....................               8,056
    142,300    o BARNETT, INC ............................               1,067
    105,000      BLAIR CORP ..............................               2,828
    707,630      BOOTS CO LTD ............................               8,405
    421,700    o BORDERS GROUP, INC ......................               6,668
      1,848      CASH AMERICA INTERNATIONAL, INC .........                  24
    428,600    o CDW COMPUTER CENTERS, INC ...............              18,858
    152,900    o COLDWATER CREEK, INC ....................               2,982
    539,900    o CORPORATE EXPRESS, INC ..................               3,779
  4,430,701      CVS CORP ................................             224,858
        600    o DELIA*S, INC ............................                   8
    104,100    o DUANE READE, INC ........................               3,188
    415,711    o E4L, INC ................................               2,988
     97,127      ENESCO GROUP, INC .......................               2,246
      1,900    o FINLAY ENTERPRISES, INC .................                  25
      1,000      FRIEDMANS, INC (CLASS A) ................                   9
    167,700    o GARDEN RIDGE CORP .......................                 797
     71,100    o GENESIS DIRECT, INC .....................                 133
  2,500,618      GREAT UNIVERSAL STORES PLC ..............              27,710
    185,978      HANCOCK FABRICS, INC ....................                 814
    328,474    o HANOVER DIRECT, INC .....................                 924
    516,450    o INSIGHT ENTERPRISES, INC ................              12,782
     83,041    o JO-ANN STORES, INC (CLASS A) ............               1,246
    237,100    o JO-ANN STORES, INC (CLASS B) ............               3,082
    236,100   xo JUMBOSPORTS, INC ........................                  24
     89,764  []o LANDS END, INC ..........................               4,354
        698      LONGS DRUG STORES CORP ..................                  24
    452,400    o MICHAELS STORES, INC ....................              13,855
    187,700    o MICRO WAREHOUSE, INC ....................               3,355
     46,200  []o NCS HEALTHCARE, INC (CLASS A) ...........                 251
    829,579      NEXT PLC ................................              10,076
         48    o NISSEN CO LTD ...........................                   0
  2,238,347    o OFFICE DEPOT, INC .......................              49,384
    182,600    o OFFICEMAX, INC ..........................               2,191
    527,300      OMNICARE, INC ...........................               6,657
     11,624      OPSM PROTECTOR LTD ......................                  22
     59,400    o PARTY CITY CORP .........................                 228
    200,400    o PETCO ANIMAL SUPPLIES, INC ..............               3,156
     81,500    o PETSMART, INC ...........................                 835
     96,000      PLAYMATES TOYS HOLDINGS LTD .............                   7
  1,165,243      RITE AID CORP ...........................              28,694
    203,900    o SCHEIN (HENRY), INC .....................               6,461
  2,958,728    o STAPLES, INC ............................              91,536
    330,195    o STELUX HOLDINGS INTERNATIONAL LTD .......                  13
     43,500    o SUNGLASS HUT INTERNATIONAL, INC .........                 748
    215,000    o SYSTEMAX, INC ...........................               2,661
    206,000    o THE SPORTS AUTHORITY, INC ...............                 914
    138,788      TIFFANY & CO ............................              13,393
  1,883,141    o TOYS R US, INC ..........................              38,957
    112,989    o U.S. OFFICE PRODUCTS CO .................                 607
  6,143,792      WALGREEN CO .............................             180,474
    717,497    o ZALE CORP ...............................              28,700
                                                                  ------------
                                                                       890,997
                                                                  ------------
 MOTION PICTURES--0.77%
     27,550    o AMC ENTERTAINMENT, INC ..................                 527
      6,900    o CARMIKE CINEMAS, INC (CLASS A) ..........                 110
 14,585,036    o DISNEY (WALT) CO ........................             449,401
     22,731    o GC COS, INC .............................                 813
    368,100    o HOLLYWOOD ENTERTAINMENT CORP ............               7,201
    202,300    o KING WORLD PRODUCTIONS, INC .............               7,043
    142,200    o METRO-GOLDWYN-MAYER, INC ................               2,595
    613,800    o METROMEDIA INTERNATIONAL GROUP, INC .....               4,604
      2,400    o MOVIE GALLERY, INC ......................                  13
        900    o ON COMMAND CORP .........................                  16
     25,694      PATHE S.A. ..............................               3,084
     65,300  []o PIXAR, INC ..............................               2,816
  1,350,550      RANK GROUP PLC ..........................               5,370
  1,480,000    o SHAW BROTHER LTD (H.K.) .................               1,011
  6,476,678      TIME WARNER, INC ........................             476,036
      9,000      TOEI CO .................................                  37
     48,540      TOHO CO LTD .............................               7,098
                                                                  ------------
                                                                       967,775
                                                                  ------------
 NONDEPOSITORY INSTITUTIONS--1.80%
     57,800  []o AAMES FINANCIAL CORP ....................                  76
    580,700      ACOM CO LTD .............................              50,135
     58,944   [] ADVANTA CORP (CLASS A) ..................               1,065
    103,397   [] ADVANTA CORP (CLASS B) ..................               1,402
    181,000      AIFUL CORP ..............................              22,161
      2,340      ALLIED CAPITAL CORP .....................                  56
  3,098,217      AMERICAN EXPRESS CO .....................             403,155
    411,020    o AMERICREDIT CORP ........................               6,576
     16,800    o AMRESCO, INC ............................                 108
    389,581  []o ARCADIA FINANCIAL LTD ...................               3,019
  7,221,394      ASSOCIATES FIRST CAPITAL CORP ...........             319,998
    994,463      CAPITAL ONE FINANCIAL CORP ..............              55,379
     42,552      CHARTER MUNICIPAL MORTGAGE
                   ACCEPTANCE ............................                 545
     45,500      CIT GROUP, INC (CLASS A) ................               1,314
     99,400 []xo CITYSCAPE FINANCIAL CORP ................                   1
     75,900  []o CONTIFINANCIAL CORP .....................                 270
     37,300      CORPORACION FINANCIERE ALBA S.A. ........               6,039
    603,424      COUNTRYWIDE CREDIT INDUSTRIES, INC ......              25,796
    282,800  []o CREDIT ACCEPTANCE CORP ..................               1,697
    233,043   [] CREDIT SAISON CO LTD ....................               4,871
        579  []o DELTA FINANCIAL CORP ....................                   4
    287,700       DORAL FINANCIAL CORP ....................              4,963
        200    o FEDERAL AGRICULTURE MORTGAGE CORP .......                  14
  6,498,484      FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION ...........................             444,334
     11,400    o FINANCIAL FEDERAL CORP ..................                 251
    245,801      FINOVA GROUP, INC .......................              12,935
      3,700    o FIRST SIERRA FINANCIAL, INC .............                  93
    365,812  []o FIRSTPLUS FINANCIAL GROUP, INC ..........                 114
  1,575,850      FIRSTRAND LTD ...........................               1,802
    137,000    o FRANCHISE MORTGAGE ACCEPTANCE CO ........               1,199
  4,852,464      FREDDIE MAC .............................             281,443


40                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 NONDEPOSITORY INSTITUTIONS--1.80%
  8,263,139      HALIFAX PLC .............................        $     98,601
        700    o HEALTHCARE FINANCIAL PARTNERS, INC ......                  24
      1,800      HELLER FINANCIAL, INC ...................                  50
    236,000      HITACHI CREDIT CORP .....................               4,670
  2,948,796      HOUSEHOLD INTERNATIONAL, INC ............             139,699
     26,400    o IMC MORTGAGE CO .........................                   3
     17,300    o IMPERIAL CREDIT INDUSTRIES, INC .........                 123
  2,673,662   [] ING GROEP NV ............................             144,761
    376,776      IRISH LIFE & PERMANENT PLC ..............               3,983
   109,042     o IRISH LIFE & PERMANENT PLC (U.K.) .......               1,156
     30,000      JACCS CO ................................                 137
    257,000      LEUCADIA NATIONAL CORP ..................               6,521
    201,400    o LONG BEACH FINANCIAL CORP ...............               2,958
      1,100      MEDALLION FINANCIAL CORP ................                  21
  1,568,850    o MEDIOBANCA S.P.A. .......................              16,422
      7,056      MERCAPITAL S.A. .........................                  66
    938,166      METRIS COS, INC .........................              38,230
      3,555  []o MFN FINANCIAL CORP ......................                  35
      4,123    o MFN FINANCIAL CORP WTS 03/23/02 SERIES A                    7
      4,123    o MFN FINANCIAL CORP WTS 03/23/03 SERIES B                    6
      4,123    o MFN FINANCIAL CORP WTS 03/23/04 SERIES C                    6
    785,000      NIPPON SHINPAN CO LTD ...................               2,607
      6,702    o OMEGA WORLDWIDE, INC ....................                  27
    115,500      ORIX CORP ...............................              10,306
      2,647      PACIFIC CREST CAPITAL, INC ..............                  40
     76,000      POWER FINANCIAL CORP ....................               1,438
    482,481      PROVIDENT FINANCIAL PLC .................               6,704
    202,100      RESOURCE AMERICA, INC (CLASS A) .........               2,930
      1,325      RESOURCE BANCSHARES MORTGAGE
                   GROUP, INC ............................                  14
    469,840      SCHROEDERS LTD ..........................               9,598
    122,850      SHOHKOH FUND & CO .......................              88,098
    543,040      SLM HOLDINGS CORP .......................              24,878
    132,800 []xo SOUTHERN PACIFIC FUNDING CORP ...........                   6
     12,800      STUDENT LOAN CORP .......................                 570
    133,000    o THETA GROUP LTD .........................                 479
    693,900    o UNICAPITAL CORP .........................               4,380
      7,800 []xo UNITED COS FINANCIAL CORP ...............                   1
     64,500   xo WILSHIRE FINANCIAL SERVICES, INC ........                   0
     25,300  []o WFS FINANCIAL, INC ......................                 351
                                                                  ------------
                                                                     2,260,721
                                                                  ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.06
    180,350      AMCOL INTERNATIONAL CORP ................               2,593
    873,592   [] ASHTON MINING LTD .......................                 411
     17,600      JOHNS MANVILLE CORP .....................                 229
    674,863      MARTIN MARIETTA MATERIALS, INC ..........              39,817
    106,200      POTASH CORP OF SASKATCHEWAN, INC ........               5,464
      8,476      POTASH CORP OF SASKATCHEWAN, INC (U.S.) .                  39
    595,400      VULCAN MATERIALS CO .....................              28,728
                                                                  ------------
                                                                        77,681
                                                                  ------------
 OIL AND GAS EXTRACTION--0.91%
    325,900      ALBERTA ENERGY LTD ......................              10,415
    896,228      ANADARKO PETROLEUM CORP .................              32,992
    340,644    o ANDERSON EXPLORATION LTD ................               4,453
  3,389,588      APACHE CORP .............................             132,194
     34,300    o ATWOOD OCEANICS, INC ....................               1,072
    118,664    o BELCO OIL & GAS CORP ....................                 823
     53,300    o BENTON OIL & GAS CO .....................                 107
     72,424      BERRY PETROLEUM CO (CLASS A) ............               1,009
     99,110    o BJ SERVICES CO ..........................               2,918
     21,700    o BJ SERVICES CO WTS 04/13/00 .............                 667
     30,208    o BOUYGUES S.A. ...........................               7,985
  3,504,500    o BRITISH-BORNEO OIL & GAS PLC ............              10,827
     23,600    o BROWN (TOM), INC ........................                 367
  4,616,447      BURLINGTON RESOURCES, INC ...............             199,661
    146,800      CABOT OIL & GAS CORP (CLASS A) ..........               2,734
     81,900    o CAL DIVE INTERNATIONAL, INC .............               2,447
     97,775    o CANADIAN HUNTER EXPLORATION, INC ........               1,467
    232,894    o CANADIAN NATURAL RESOURCES LTD ..........               4,563
    190,894      CANADIAN OCCIDENTAL PETROLEUM LTD .......               3,063
     94,200    o CHESAPEAKE ENERGY CORP ..................                 277
     27,545    o COFLEXIP S.A. ...........................               2,365
     77,900    o COHO ENERGY, INC ........................                  41
     47,400    o COMSTOCK RESOURCES, INC .................                 157
     18,750    o CONSOL ENERGY, INC ......................                 225
        520      CORNERSTONE PROPANE PARTNERS L.P. .......                   9
    165,450      CROSS TIMBERS OIL CO ....................               2,461
    231,600      DEVON ENERGY CORP .......................               8,280
    732,900      DIAMOND OFFSHORE DRILLING, INC ..........              20,796
     15,039    o EAGLE GEOPHYSICAL, INC ..................                  11
    278,161    o EEX CORP ................................               1,930
    456,800      ENRON OIL & GAS CO ......................               9,250
  2,106,735      ENSCO INTERNATIONAL, INC ................              42,003
    469,480    o EQUITY OIL CO ...........................                 528
    887,523      FLETCHER CHALLENGE LTD
                  (ENERGY DIVISION) ......................               2,408
    226,200   xo FORCENERGY GAS EXPLORATION, INC .........                 212
    354,734    o FOREST OIL CORP .........................               4,456
    102,900  []o FRIEDE GOLDMAN
                  INTERNATIONAL, INC .....................               1,428
    391,500    o GLOBAL INDUSTRIES LTD ...................               5,016
  1,344,000    o GLOBAL MARINE, INC ......................              20,748
  1,593,099    o GREY WOLF, INC ..........................               3,983
    229,800    o GULF CANADA RESOURCES LTD ...............                 947
  2,456,592      HALLIBURTON CO ..........................             111,161
    179,800    o HANOVER COMPRESSOR CO ...................               5,776
     11,797  []o HARKEN ENERGY CORP ......................                  19
    617,549      HELMERICH & PAYNE, INC ..................              14,705
    105,637    o HOUSTON EXPLORATION CO ..................               2,001
     71,261    o HS RESOURCES, INC .......................               1,051
    208,500      IHC CALAND NV ...........................               8,171
    980,364      IMPERIAL OIL LTD ........................              18,546
    351,010      KCS ENERGY, INC .........................                 219
    949,943      KERR-MCGEE CORP .........................              47,675
    482,019    o KEY ENERGY SERVICES, INC ................               1,717
     44,891      KONINKLIJKE PAKHOED HOLDINGS NV .........               1,065
    869,782      LONDON & SCOTTISH MARINE OIL PLC ........               1,988
     29,600    o LOUIS DREYFUS NATURAL GAS CORP ..........                 638
    302,600    o MARINE DRILLING CO, INC .................               4,142
     29,729    o MCMORAN EXPLORATION CO ..................                 660
      5,000    o MERIDIAN RESOURCE CORP ..................                  19
     25,011      MITCHELL ENERGY & DEVELOPMENT CORP
                   (CLASS A) .............................                 483
    209,500      MITCHELL ENERGY & DEVELOPMENT CORP
                   (CLASS B) .............................               3,850
     75,100    o NABORS INDUSTRIES, INC ..................               1,835
    244,900    o NEW HORIZONS WORLDWIDE, INC .............               4,837
      1,500    o NEWFIELD EXPLORATION CO .................                  43
     43,100      NOBLE AFFILIATES, INC ...................               1,215
    417,989    o NOBLE DRILLING CORP .....................               8,229
    521,016    o NOVUS PETROLEUM LTD .....................                 576
    167,000    o NUEVO ENERGY CO .........................               2,213
      3,000    o NUMAC ENERGY, INC .......................                   7
  1,545,647      OCCIDENTAL PETROLEUM CORP ...............              32,652
    217,262    o OCEAN ENERGY, INC (NEW) .................               2,091
    367,600    o OCEANEERING INTERNATIONAL, INC ..........               5,928
        500    o OCELOT ENERGY, INC (CLASS B) ............                   1
        900    o OMNI ENERGY SERVICES CORP ...............                   3
     27,800      OMV AKTIENGESELLS AG. ...................               2,480
  1,195,086    o PARKER DRILLING CO ......................               3,959
    212,700    o PATTERSON ENERGY, INC ...................               2,100
     42,400      PENN VIRGINIA CORP ......................                 837
     99,400    o PETROLEUM GEO-SERVICES AS ...............               1,496
  1,206,100    o PIONEER NATURAL RESOURCES CO ............              13,267
    319,800    o POCO PETROLEUM LTD ......................               2,571
     18,400      POGO PRODUCING CO .......................                 343


                       See notes to financial statements.                     41

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------
 OIL AND GAS EXTRACTION--(Continued)
    162,769    o POOL ENERGY SERVICES CO .................        $      3,306
      1,000    o PRIDE INTERNATIONAL, INC ................                  11
      6,737      PRIMAGAZ ................................                 591
  1,694,378    o R & B FALCON CORP .......................              15,885
    157,900      RANGE RESOURCES CORP ....................                 967
    266,500    o RANGER OIL LTD ..........................               1,287
    193,450    o RENAISSANCE ENERGY LTD ..................               2,588
    325,900    o RIGEL ENERGY CORP .......................               2,477
    275,468    o ROWAN COS, INC ..........................               5,079
    599,844      RPC, INC ................................               5,249
     15,000      SANTA FE INTERNATIONAL CORP .............                 345
    186,245    o SANTA FE SNYDER CORP ....................               1,420
    721,622      SCHLUMBERGER LTD ........................              45,958
    216,500    o SEITEL, INC .............................               3,505
         50    o SERVAL GROWTH FUND TRUST (UNITS) ........                   0
  1,059,628      SMEDVIG AS SERIES A .....................               9,826
    108,800      ST. MARY LAND & EXPLORATION CO ..........               2,237
     24,200    o STONE ENERGY CORP .......................               1,025
    141,200    o SUPERIOR ENERGY SERVICES, INC ...........                 719
      2,400    o SWIFT ENERGY CO .........................                  26
     87,276    o SYNTROLEUM CORP .........................                 780
    248,715    o TALISMAN ENERGY, INC ....................               6,730
     40,269      TECHNIP S.A. ............................               4,518
    125,400    o TITAN EXPLORATION, INC ..................                 627
    722,519    o TOTAL FINA S.A. .........................              93,216
      2,050    o TOTAL FINA WTS 08/05/03 .................                  47
    153,554    o TRANSMONTAIGNE, INC .....................               1,929
    805,300      TRANSOCEAN OFFSHORE, INC ................              21,139
      6,623 []xo TRANSTEXAS GAS CORP .....................                   4
    134,635    o TRITON ENERGY LTD .......................               1,447
     35,900    o TUBOSCOPE, INC ..........................                 491
    360,000    o TULLOW OIL PLC ..........................                 286
  1,946,791      UNION PACIFIC RESOURCES GROUP, INC ......              31,757
      4,900    o UNIT CORP ...............................                  40
     61,000    o UTI ENERGY CORP .........................               1,010
     80,400      VASTAR RESOURCES, INC ...................               4,216
    145,500    o VERITAS DGC, INC ........................               2,664
    120,200    o VINTAGE PETROLEUM, INC ..................               1,292
    134,650    o WEATHERFORD INTERNATIONAL ...............               4,932
    102,338    o WISER OIL CO ............................                 339
                                                                  ------------
                                                                     1,137,829
                                                                  ------------
  PAPER AND ALLIED PRODUCTS--0.76%
    268,200      ABITIBI CONSOLIDATED, INC ...............               3,062
    111,247    o ACX TECHNOLOGIES, INC ...................               1,808
  1,105,383   [] AMCOR LTD ...............................               6,144
     14,309    o AMERICAN PAD & PAPER CO .................                  29
  1,213,406      ARJO WIGGINS APPLETON PLC ...............               4,217
    340,311      AVERY DENNISON CORP .....................              20,546
    140,800      BEMIS, INC ..............................               5,597
    316,032      BOISE CASCADE CORP ......................              13,550
     28,596      BOWATER, INC ............................               1,351
    333,927    o BUCKEYE TECHNOLOGIES, INC ...............               5,072
    105,580      BUHRMANN NV .............................               1,704
    876,020      BUNZL PLC ...............................               4,343
    365,400      CARAUSTAR INDUSTRIES, INC ...............               9,021
    185,070   [] CARTIERE BURGO S.P.A. ...................               1,187
    506,490      CHAMPION INTERNATIONAL CORP .............              24,248
    136,900      CHESAPEAKE CORP .........................               5,125
    366,564      CONSOLIDATED PAPERS, INC ................               9,806
      3,305    o CROWN VANTAGE, INC ......................                   7
      2,699      DE LA RUE CO PLC ........................                  16
    344,200      DOMTAR, INC .............................               3,232
     30,580      DOMTAR, INC (U.S.) ......................                 291
     58,950      DONOHUE, INC (CLASS A) ..................                 866
    532,080  []o EARTHSHELL CORP .........................               3,725
     47,130      EMPRESA NATIONAL DE CELULOSAS S.A. ......                 841
  1,643,846      FLETCHER CHALLENGE LTD (PAPER DIVISION) .               1,228
  1,998,533      FORT JAMES CORP                                        75,694
  1,068,088    o GAYLORD CONTAINER CO ....................               8,478
    411,748      GLATFELTER (P.H.) CO ....................               6,022
     43,300      GREIF BROTHERS CORP (CLASS A) ...........               1,104
  2,363,863      INTERNATIONAL PAPER CO ..................             119,375
     40,500      INVESTIMENTOS PARTICIPACOES E GESTAO ....                 326
    244,600    o IVEX PACKAGING CORP .....................               5,381
  7,483,815      JEFFERSON SMURFIT GROUP PLC .............              17,559
  3,807,548      KIMBERLY-CLARK CORP .....................             217,030
        900    o KORSNAS AB SERIES A .....................                  13
    305,300      LONGVIEW FIBRE CO .......................               4,770
    262,361    o MAIL-WELL, INC ..........................               4,247
     15,000   [] MAYR-MELNHOF KARTON AG. .................                 681
    583,132      MEAD CORP ...............................              24,346
  1,083,000      MITSUBISHI PAPER MILLS LTD ..............               2,031
    182,100      NAMPAK LTD ..............................                 504
      5,668      NEXFOR, INC .............................                  35
    677,000   [] NGK INSULATORS LTD ......................               7,070
  1,355,000      NIPPON PAPER INDUSTRIES CO ..............               7,064
     39,500      NORSKE SKOGINDUSTRIER SERIES A ..........               1,455
      2,400      NORSKE SKOGINDUSTRIER SERIES B ..........                  73
  2,381,334      OJI PAPER CO LTD ........................              13,772
      6,000    o PLAYTEX PRODUCTS, INC ...................                  93
    117,519      PORTUCEL INDUSTRIA EMPRESA ..............                 646
        459      POTLATCH CORP ...........................                  20
    203,004      RENO DE MEDICI S.P.A. ...................                 484
      7,000    o REPAP ENTERPRISES, INC ..................                   0
     59,014      REPUBLIC GROUP, INC .....................               1,062
  1,248,111      REXAM PLC ...............................               5,037
     86,400      ROCK-TENN CO (CLASS A) ..................               1,442
     63,529  []o SAPPI LTD ...............................                 465
    295,340      SCA AB SERIES B .........................               7,642
    231,356      SCHWEITZER-MAUDUIT INTERNATIONAL, INC ...               3,470
    311,214    o SHOREWOOD PACKAGING CORP ................               5,738
    579,079      SMURFIT (JEFFERSON) GROUP PLC ...........               1,351
  7,823,647    o SMURFIT-STONE CONTAINER CORP ............             160,874
    669,921      SONOCO PRODUCTS CO ......................              20,056
    236,600      ST. JOE CO ..............................               6,388
    303,214      TEMPLE-INLAND, INC ......................              20,694
    123,100   [] UNI CHARM CORP ..........................               5,339
    946,800    o UPM-KYMMENE OY ..........................              27,145
    616,732      WAUSAU-MOSINEE PAPER CORP ...............              11,101
    569,721      WESTVACO CORP ...........................              16,522
    267,672      WILLAMETTE INDUSTRIES, INC ..............              12,330
                                                                  ------------
                                                                       951,945
                                                                  ------------
 PERSONAL SERVICES--0.08%
      1,195      ANGELICA CORP ...........................                  21
  1,014,100      BLOCK (H&R), INC ........................              50,705
     25,200    o CARRIAGE SERVICES, INC (CLASS A) ........                 473
    260,554      CINTAS CORP .............................              17,506
      3,800    o COINMACH LAUNDRY CORP ...................                  48
    124,087      CPI CORP ................................               4,095
    122,400      G & K SERVICES, INC (CLASS A) ...........               6,411
    123,450      REGIS CORP ..............................               2,369
    816,599      SERVICE CORP INTERNATIONAL ..............              15,720
     97,361      UNIFIRST CORP ...........................               1,789
                                                                  ------------
                                                                        99,137
                                                                  ------------
 PETROLEUM AND COAL PRODUCTS--3.98%
    216,386      AMERADA HESS CORP .......................              12,875
     51,100      ARABIAN OIL CO LTD ......................                 910
    814,187      ASHLAND, INC ............................              32,669
  3,977,792    o ATLANTIC RICHFIELD CO ...................             332,394
 10,970,393    o BG PLC ..................................              67,009
 17,042,086      BP AMOCO PLC ............................             305,437
    733,405      BP AMOCO PLC (SPONS ADR) ................              79,574
  5,019,160      BROKEN HILL PROPRIETARY CO LTD ..........              58,138
     18,583      BURMAH CASTROL PLC ......................                 353
  4,551,692      CHEVRON CORP ............................             433,264
  1,848,000      COSMO OIL CO LTD ........................               3,389


42                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 PETROLEUM AND COAL PRODUCTS--(Continued)
    188,900      ELCOR CORP ..............................        $      8,253
    754,332    o ELF AQUITANE S.A. .......................             110,701
 28,552,280   [] ENTE NAZIONALE IDROCARBURI S.P.A. .......             170,492
 19,853,388      EXXON CORP ..............................           1,531,193
  1,200,000      FORTUM OYJ ..............................               5,804
     89,447    o FRONTIER OIL CORP .......................                 609
        857      HOLLY CORP ..............................                  11
    922,000      JAPAN ENERGY CORP .......................               1,082
  7,798,641      MOBIL CORP ..............................             772,065
    407,280      MURPHY OIL CORP .........................              19,880
  3,248,925   [] NIPPON MITSUBISHI OIL CO ................              13,689
    261,478   [] NORSK HYDRO AS ..........................               9,865
    251,300      PENNZENERGY CO ..........................               4,194
    494,551      PENNZOIL-QUAKER STATE CO ................               7,418
     12,700      PETRO-CANADA (NON-RESIDENT) .............                 172
    597,200      PETRO-CANADA (VARIABLE- VOTE) ...........               8,110
     36,307      PETROFINA S.A. ..........................              20,856
  1,246,117      PHILLIPS PETROLEUM CO ...................              62,695
  2,116,722   [] REPSOL S.A. .............................              43,223
  5,532,170      ROYAL DUTCH PETROLEUM CO ................             324,063
  2,734,417   [] SANTOS LTD ..............................               8,959
    180,984      SASOL LTD ...............................               1,291
    215,000      SHELL REFINERY BERHAD ...................                 257
    254,600      SUNCOR ENERGY, INC ......................              10,381
    643,542      SUNOCO, INC .............................              19,427
    605,176      TEIKOKU OIL CO LTD ......................               1,960
      1,781    o TESORO PETROLEUM CORP ...................                  28
  4,898,526       TEXACO, INC ............................             306,158
      1,000       TONEN CORP .............................                   7
  2,007,625       TOSCO CORP .............................              52,073
  1,371,799       ULTRAMAR DIAMOND SHAMROCK CORP .........              29,922
  1,413,579       UNOCAL CORP ............................              56,013
  1,505,821       USX-MARATHON GROUP, INC ................              49,033
    322,600       VALERO ENERGY CORP .....................               6,916
    203,000       WD-40 CO ...............................               5,075
    293,100       WOODSIDE PETROLEUM LTD .................               1,985
     82,000       YPF SOCIEDAD ANONIMA (CLASS D) .........               3,231
                                                                  ------------
                                                                     4,993,103
                                                                  ------------
 PIPELINES, EXCEPT NATURAL GAS--0.01%
    345,360      ENBRIDGE, INC ...........................               7,875
    159,076      ENBRIDGE, INC (U.S.) ....................               3,659
      3,500      KINDER MORGAN ENERGY PARTNERS L.P. ......                 130
                                                                  ------------
                                                                        11,664
                                                                  ------------

     78,550      ACERINOX S.A. ...........................               2,297
     22,940    o ACME METALS, INC ........................                   6
     99,500    o AFC CABLE SYSTEMS, INC ..................               3,514
    218,200      AK STEEL HOLDINGS CORP ..................               4,910
    453,300      ALCAN ALUMINIUM CO LTD ..................              14,318
     67,100      ALCAN ALUMINIUM CO LTD (U.S.) ...........               2,143
  4,169,678      ALCOA, INC ..............................             257,999
     51,500    o ALPINE GROUP, INC .......................                 827
    923,500    o ARMCO, INC ..............................               6,118
    668,535      ASARCO, INC .............................              12,577
      3,342      BEKAERT S.A. ............................               1,430
    158,800      BELDEN, INC .............................               3,801
    626,721    o BETHLEHEM STEEL CORP ....................               4,818
    391,900      BIRMINGHAM STEEL CORP ...................               1,617
     65,881  []o BOLIDEN LTD SDR .........................                 151
  1,459,685      BRITISH STEEL PLC .......................               3,779
     42,000      BRUSH WELLMAN, INC ......................                 761
    176,976    o CABLE DESIGN TECHNOLOGIES CO ............               2,732
    122,122      CARPENTER TECHNOLOGY CORP ...............               3,488
     45,100      CENTURY ALUMINUM CO .....................                 279
     45,644    o CHASE INDUSTRIES, INC ...................                 385
    187,600    o CITATION CORP ...........................               3,013
     64,900      CO STEEL, INC ...........................                 559
     76,600      COMMONWEALTH INDUSTRIES, INC ............                 958
 11,500,000    o COMPANIA SIDERURGICA NACIONAL S.A. ......                 300
     52,100      CURTISS WRIGHT CORP .....................               2,025
  1,239,000      DAIDO STEEL CO LTD ......................               1,965
     78,500  []o DANIELI & CO ............................                 478
    247,204      DOFASCO, INC ............................               3,983
    125,550    o ENCORE WIRE CORP ........................               1,138
     84,866      ENGELHARD CORP ..........................               1,920
    282,129      GENERAL CABLE CORP ......................               4,514
    159,500    o GENERAL HOUSEWARES CORP .................               3,100
     90,270    o GERDAU METALURGICA S.A. .................                   2
    101,300      GIBRALTAR STEEL CORP ....................               2,507
     52,000      GRANGES AB ..............................                 881
     51,720   [] HOOGOVENS NEN STAALIADRIEREN NV .........               2,699
     36,860      IMCO RECYCLING, INC .....................                 631
    300,800      INTERMET CORP ...........................               4,550
  1,021,888    o ISCOR LTD ...............................                 320
      1,000    o IVACO, INC (CLASS A) ....................                   3
    127,000    o JAPAN METALS & CHEMICALS CO .............                 216
  1,117,000    o JAPAN STEEL WORKS LTD ...................               1,393
    158,300    o KAISER ALUMINUN CORP ....................               1,405
  3,591,000      KAWASAKI STEEL CORP .....................               6,705
      8,859    o LONE STAR TECHNOLOGIES, INC .............                 157
  1,526,400      LTV CORP ................................              10,208
     78,600      MADECO S.A. ADR .........................                 796
  1,650,420      MANNESMANN AG. ..........................             246,291
     61,300      MATTHEWS INTERNATIONAL CORP (CLASS A) ...               1,816
     47,300    o MAVERICK TUBE CORP ......................                 659
     49,362    o MAXXAM, INC .............................               3,184
    447,300    o MUELLER INDUSTRIES, INC .................              15,180
    671,450      NATIONAL IRON & STEEL MILLS LTD .........               1,175
    123,400      NATIONAL STEEL CORP (CLASS B) ...........               1,033
      1,000    o NIPPON DENKO CO LTD .....................                   1
 11,883,000      NIPPON STEEL CORP .......................              27,587
 10,388,200  []o NKK CORP ................................               8,497
      9,046      NKT HOLDINGS AS .........................                 704
     58,700    o NS GROUP, INC ...........................                 543
    408,700      NUCOR CORP ..............................              19,388
     20,800  []o OPTICAL CABLE CORP ......................                 229
    314,500      OREGON STEEL MILLS, INC .................               4,187
    253,459      PECHINEY S.A. ...........................              10,895
    155,050      PRECISION CAST PARTS CORP ...............               6,590
    479,702      PREUSSAG AKTIEGESELLSCHAFT AG. ..........              25,775
     35,000    o PROMET BERHAD ...........................                   2
    197,829      QUANEX CORP .............................               5,638
    687,900      RAUTARUUKKI SERIES K ....................               4,164
    305,590      REYNOLDS METALS CO ......................              18,030
     80,100      ROANOKE ELECTRIC STEEL CORP .............               1,392
     51,483      ROUGE INDUSTRIES, INC (CLASS A) .........                 502
    114,700  []o RTI INTERNATIONAL METALS ................               1,685
    149,337      RYERSON TULL, INC .......................               3,369
    643,101    o SIDERCA S.A. (CLASS A) ..................                 843
     30,520   #o SILVERSTONE BERHAD ......................                   0
     37,100    o SPECIAL METALS CORP .....................                 216
      2,700    o STEEL DYNAMICS, INC .....................                  42
    266,400      STELCO, INC (CLASS A) ...................               1,962
    381,000      SUMITOMO HEAVY INDUSTRIES LTD ...........                 850
  5,888,000    o SUMITOMO METAL INDUSTRIES LTD ...........               7,345
    256,606   [] SUPERIOR TELECOM, INC ...................               6,415
    437,050      SVENSKT STAL AB SERIES A (SSAB) .........               5,475
     49,350      SVENSKT STAL AB SERIES B ................                 612
    107,971      TEXAS INDUSTRIES, INC ...................               4,184
    659,300    o THYSSEN KRUPP AG. .......................              14,503
      9,558      TITAN INTERNATIONAL, INC ................                 114
    243,200   [] TITANIUM METALS CORP ....................               2,706
    494,900      TOKYO STEEL MANUFACTURING CO LTD ........               2,600
    168,580      TRELLEBORG AB SERIES B FREE .............               1,487
     12,000      TREMONT CORP ............................                 258
    254,040  []o USINOR ..................................               3,786
    687,414      USX-US STEEL GROUP, INC .................              18,560



                       See notes to financial statements.                     43

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 PRIMARY METAL INDUSTRIES--(Continued)
     72,500  []o VOEST-ALPINE STAHL AG. ..................        $      2,262
     96,300  []o WHX CORP ................................                 632
    162,300    o WOLVERINE TUBE, INC .....................               4,078
    426,712      WORTHINGTON INDUSTRIES, INC .............               7,014
                                                                  ------------
                                                                       878,836
                                                                  ------------
 PRINTING AND PUBLISHING--0.90%
    156,545      AMERICAN BUSINESS PRODUCTS, INC .........               2,387
    851,400      AMERICAN GREETINGS CORP (CLASS A) .......              25,648
     20,900    o APPLIED GRAPHICS TECHNOLOGIES, INC ......                 264
    477,300      BANTA CORP ..............................              10,023
    424,500      BELO (A.H.) CORP SERIES A ...............               8,357
    351,800    # BELO (A.H.) CORP SERIES B ...............               6,926
    230,904    o BIG FLOWER HOLDINGS, INC ................               7,360
    476,340      BOWNE & CO, INC .........................               6,192
    342,300      CENTRAL NEWSPAPERS, INC (CLASS A) .......              12,879
     66,851      CLONDALKIN GROUP PLC (UNITS) ............                 448
    179,900    o CONSOLIDATED GRAPHICS, INC ..............               8,995
     31,792    o CSS INDUSTRIES, INC .....................                 894
  1,561,662   [] DAI NIPPON PRINTING CO LTD ..............              24,965
    124,700    o DAY RUNNER, INC .........................               1,543
  1,077,429      DELUXE CORP .............................              41,952
     85,800      DONNELLEY (R.R.) & SONS CO ..............               3,180
    406,300    # DOW JONES & CO, INC (CLASS B) ...........              21,559
  1,603,968      ELSEVIER UTIGEVERSMIJ NV ................              18,609
      8,604      ENNIS BUSINESS FORMS, INC ...............                  74
    153,425    o FRANKLIN COVEY CO .......................               1,132
    161,000    o GAKKEN CO LTD ...........................                 293
  2,108,330      GANNETT CO, INC .........................             150,482
    218,900    o GIBSON GREETINGS, INC ...................               1,389
     13,300   xo GOLDEN BOOKS FAMILY
                  ENTERTAINMENT, INC .....................                   4
    476,195      HARLAND (JOHN H.) CO ....................               9,494
    412,500      HARTE-HANKS, INC ........................              11,189
     18,800      HOLLINGER INTERNATIONAL, INC ............                 223
     43,745      HOUGHTON MIFFLIN CO .....................               2,059
    445,900      INDEPENDENT NEWS & MEDIA PLC ............               2,138
     45,638    o JOURNAL REGISTER CO .....................               1,027
    170,500   [] KNIGHT-RIDDER, INC ......................               9,367
    411,800      LEE ENTERPRISES, INC ....................              12,560
     14,400    # LEE ENTERPRISES, INC (CLASS B) ..........                 439
     15,935      MCCLATCHY CO (CLASS A) ..................                 528
  1,059,659      MCGRAW HILL COS, INC ....................              57,155
     29,400    o MEDIA ARTS GROUP, INC ...................                 129
    303,513       MEDIA GENERAL, INC (CLASS A) ...........              15,479
    175,600       MEREDITH CORP ..........................               6,080
    320,900    # MEREDITH CORP (CLASS B) .................              11,111
     54,100      MERRILL CORP ............................                 784
     47,300    o METO AG. ................................                 234
    180,000      MONDADORI (ARNOLDO) EDITORE S.P.A. ......               3,119
     89,308      MOORE CORP LTD ..........................                 751
    166,954      MOORE CORP LTD (U.S.) ...................               1,398
     20,800    o NASPERS LTD .............................                 125
     82,400      NEW ENGLAND BUSINESS SERVICES, INC ......               2,544
    168,000    o NEW STRAITS TIMES PRESS BERHAD ..........                 344
    960,834      NEW YORK TIMES CO (CLASS A) .............              35,371
  7,007,517      NEWS CORP LTD ...........................              59,787
     21,000    o ONE MEDIA CORP LTD ......................                 229
    763,800    o ORIENTAL PRESS GROUP ....................                 123
      7,725    o PAXAR CORP ..............................                  70
  6,002,140      PEARSON PLC .............................             121,955
    239,519      PENTON MEDIA, INC .......................               5,808
    925,022    o PRIMEDIA, INC ...........................              15,668
        500      PULITZER, INC ...........................                  24
     72,600      QUEBECOR PRINTING, INC ..................               1,562
    271,100      QUEBECOR, INC (CLASS B) .................               6,557
     47,527    o R.H. DONNELLEY CORP .....................                 930
    297,500      READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE) ..................              11,826
  3,301,988      REED INTERNATIONAL PLC ..................              22,030
    884,100      REYNOLDS & REYNOLDS CO (CLASS A) ........              20,611
      4,565      RURAL PRESS LTD .........................                  16
      4,000      SCHAWK, INC (CLASS A) ...................                  36
     77,000      SCHIBSTED ASA ...........................                 866
    700,000    o SCHOLASTIC CORP .........................              35,438
        659    o SCIENTIFIC GAMES HOLDINGS CORP ..........                  13
    331,765      SCRIPPS (E.W.) CO (CLASS A) .............              15,780
    723,846      SINGAPORE PRESS HOLDINGS LTD ............              12,330
  3,562,000      SOUTH CHINA MORNING POST ................               1,997
    103,500      STANDARD REGISTER, INC ..................               3,183
      2,060      THOMAS NELSON, INC ......................                  23
  1,373,150      THOMSON CORP ............................              41,284
        200      TIMES MIRROR CO SERIES A ................                  12
    742,859    # TIMES MIRROR CO SERIES C ................              44,014
  1,054,000   [] TOPPAN PRINTING CO LTD ..................              11,764
      1,600    o TOPPS, INC ..............................                  12
    932,552      TRIBUNE CO ..............................              81,249
    298,800      WALLACE COMPUTER SERVICES, INC ..........               7,470
     62,900      WASHINGTON POST CO (CLASS B) ............              33,824
    200,076      WILEY (JOHN) & SONS, INC (CLASS A) ......               3,526
    407,972   [] WOLTERS KLUWER NV .......................              16,241
      5,367    o WORKFLOW MANAGEMENT, INC ................                  76
    545,648    o WORLD COLOR PRESS, INC ..................              15,005
                                                                  ------------
                                                                     1,130,542
                                                                  ------------
 RAILROAD TRANSPORTATION--0.38%
    603,726      BRAMBLES INDUSTRIES LTD .................              15,904
  3,023,844      BURLINGTON NORTHERN SANTA FE CORP .......              93,739
     53,000      CANADIAN NATIONAL RAILWAY CO ............               3,541
        528      CANADIAN NATIONAL RAILWAY CO (U.S.) .....                  35
    685,100      CANADIAN PACIFIC LTD ....................              16,201
    131,700      CANADIAN PACIFIC LTD (U.S.) (NEW) .......               3,136
  1,326,272      CSX CORP ................................              60,097
    153,501      FLORIDA EAST COAST INDUSTRIES, INC ......               6,792
  1,929,639   [] HANKYU CORP .............................               7,652
    776,200      KANSAS CITY SOUTHERN INDUSTRIES, INC ....               9,531
    797,000   [] KEIHIN ELECTRIC EXPRESS RAILWAY .........               2,634
  3,340,203   [] KINKI NIPPON RAILWAY CO LTD .............              16,419
    395,293   [] MAYNE NICKLESS LTD ......................               1,353
  1,744,875   [] NAGOYA RAILROAD CO LTD ..................               5,737
    891,010   [] NANKAI ELECTRIC RAILWAY CO ..............               4,130
  1,642,000      NIPPON EXPRESS CO LTD ...................               9,835
  1,981,636      NORFOLK SOUTHERN CORP ...................              59,697
    976,000      ODAKYU ELECTRIC RAILWAY CO LTD ..........               3,266
    166,200      PROVIDENCE AND WORCESTER RAILROAD CO ....               2,348
    981,382    o RAILTRACK GROUP PLC .....................              20,064
  1,034,000      TOBU RAILWAY CO LTD .....................               2,930
     82,300    o TRANZ RAIL HOLDINGS LTD .................                 140
  1,467,831      UNION PACIFIC CORP ......................              85,593
    336,900    o WISCONSIN CENTRAL TRANSIT CORP ..........               6,359
                                                                  ------------
                                                                       477,133
                                                                  ------------
 REAL ESTATE--0.24%
    425,100      ARDEN REALTY GROUP, INC .................              10,468
    101,900    o AVATAR HOLDINGS, INC ....................               1,930
 51,072,000      BEIJING NORTH STAR CO LTD SERIES H ......               9,149
  1,579,754      BRITISH LAND PLC ........................              13,210
     75,600      BROOKFIELD PROPERTIES CORP ..............                 978
    134,425    o CASTLE & COOKE, INC .....................               2,369
    353,650    o CATELLUS DEVELOPMENT CORP ...............               5,482
    115,600    o CB RICHARD ELLIS SERVICES GROUP, INC ....               2,876
  4,918,508      CHEUNG KONG HOLDINGS LTD ................              43,740
    615,551    o CHINESE ESTATES HOLDINGS WTS 11/24/99 ...                  40
    615,551    o CHINESE ESTATES HOLDINGS WTS 11/24/00 ...                  51
  3,444,313    o CHINESE ESTATES LTD .....................                 626
  1,476,326      CITY DEVELOPMENT LTD ....................               9,452
    444,000   [] DAIWA KOSHO LEASE CO LTD ................               1,944
  1,740,800      DBS LAND LTD ............................               3,476
     88,900      DILIGENTIA AB ...........................                 690



44                     See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------

 REAL ESTATE--(Continued)
        989    o ECHELON INTERNATIONAL CORP ..............        $         22
    105,273    o EVERGO CHINA HOLDINGS LTD ...............                   2
      1,600    o EXCEL LEGACY CORP .......................                   8
    238,100    o FAIRFIELD COMMUNITIES, INC ..............               3,839
    314,000    o FIRST CAPITAL CORP LTD ..................                 489
     62,400      FOREST CITY ENTERPRISES, INC (CLASS A) ..               1,747
  2,360,260      GENERAL PROPERTY TRUST ..................               3,837
     95,800    o GENTRA, INC .............................               1,029
     99,156    o GRUBB & ELLIS CO ........................                 496
    595,921      HAMMERSON PLC ...........................               4,429
  3,751,500      HANG LUNG DEVELOPMENT CO LTD ............               4,642
        240      HONG KONG LAND HOLDINGS LTD .............                   0
  1,521,449      HOPEWELL HOLDINGS LTD ...................               1,157
  1,119,384      HYSAN DEVELOPMENT CO LTD ................               1,688
    131,944    o INSIGNIA FINANCIAL GROUP, INC ...........               1,385
    102,391      IRSA S.A. ...............................                 315
    137,900    o JONES LANG LA SALLE ......................              4,111
    389,460      LNR PROPERTY CORP .......................               8,325
    917,000    o MALAYSIAN RESOURCES CORP BERHAD .........                 554
    225,200    o MEPC PLC ................................               1,832
    103,237      METROVACESA .............................               2,022
     87,337    o METROVACESA RTS .........................                  85
  2,338,000      MITSUBISHI ESTATE CO LTD ................              22,812
  1,981,000      MITSUI FUDOSAN CO LTD ...................              16,039
  6,410,936      NEW WORLD DEVELOPMENT CO LTD ............              19,211
    739,000      PARKWAY HOLDINGS LTD ....................               1,823
     96,000      PRESTIGE PROPERTY HOLDINGS LTD ..........                   6
      2,369    o PRICE ENTERPRISES, INC ..................                  17
     89,696    o RECKSON SERVICES INDUSTRIES, INC ........               1,357
    411,700      ROUSE CO ................................              10,447
  1,925,180      SCHRODERS PROPERTY FUND .................               2,995
     17,700    o SECURITY CAPITAL GROUP, INC (CLASS B) ...                 258
    500,000      SELANGOR PROPERTIES BERHAD ..............                 246
     17,797      SIMCO (REGD) ............................               1,505
  8,000,412      SINO LAND CO ............................               4,589
  1,085,018      SLOUGH ESTATES PLC ......................               6,140
     91,500      STEWART ENTERPRISES, INC (CLASS A) ......               1,332
  2,012,472      STOCKLAND TRUST GROUP (UNITS) ...........               4,596
     58,571    o STOCKLAND TRUST GROUP (UNITS) (NEW) .....                 132
    243,000      STRAITS TRADING CO ......................                 323
  5,140,217      SUN HUNG KAI PROPERTIES LTD .............              46,871
  2,443,394      TAI CHEUNG HOLDINGS LTD .................                 724
     74,400    o TAK WING INVESTMENT HOLDINGS LTD ........                   5
    776,000  []o TOKYO TATEMONO CO LTD ...................               1,795
    159,380    o TRAMMELL CROW CO ........................               2,620
        637    o TRIZEC HAHN CORP WTS 07/25/99 ...........                   1
     35,260      UNIBAIL S.A. ............................               4,513
    601,000      UNITED OVERSEAS LAND LTD ................                 678
    101,921    o URBIS S.A. ..............................               1,408
    511,796      VALLEHERMOSO S.A. .......................               4,956
                                                                  ------------
                                                                       305,894
                                                                  ------------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.46%
     97,900   [] ADIDAS SALOMON AG. ......................               9,718
      4,700    o AEP INDUSTRIES, INC .....................                 142
    299,164      APTARGROUP, INC .........................               8,975
    508,084      ARMSTRONG WORLD INDUSTRIES, INC .........              29,374
        300      BANDAG, INC .............................                  10
    118,800      BANDAG, INC (CLASS A) ...................               3,341
  1,687,895   [] BRIDGESTONE CORP ........................              51,038
    142,900      CARLISLE COS, INC .......................               6,877
  1,929,324      CONTINENTAL AG. .........................              45,763
     13,200  []o CONVERSE, INC ...........................                  48
    182,600      COOPER TIRE & RUBBER CO .................               4,314
    140,500    o FOAMEX INTERNATIONAL, INC ...............                 782
      3,780      FORBO HOLDINGS AG. (REGD) ...............               1,503
    221,796      FURON CO ................................               4,214
    858,069      GOODYEAR TIRE & RUBBER CO ...............              50,465
  1,279,700      ILLINOIS TOOL WORKS, INC ................             104,935
    611,215      MICHELIN S.A. (CLASS B) .................              25,006
     39,750   [] MIRAI INDUSTRY CO LTD ...................                 591
    131,576      MYERS INDUSTRIES, INC ...................               2,632
    844,200      NIKE, INC (CLASS B) .....................              53,448
    132,000   [] OKAMATO INDUSTRIES, INC .................                 338
  4,501,549   [] PIRELLI S.P.A. ..........................              12,256
  2,000,000      PIRELLI S.P.A. RISP .....................               3,960
    704,223      PREMARK INTERNATIONAL, INC ..............              26,408
        710    o REEBOK INTERNATIONAL LTD ................                  13
  1,507,564    o SAFESKIN CORP ...........................              18,091
    526,792    o SEALED AIR CORP .........................              34,176
  1,272,980    o SOLUTIA, INC ............................              27,130
     94,000      SPARTECH CORP ...........................               2,973
    132,900  []o SYNETIC, INC ............................               9,137
    280,869      TREDEGAR CORP ...........................               6,109
  1,182,100      TUPPERWARE CORP .........................              30,144
     46,687      WYNNS INTERNATIONAL, INC ................                 861
        550   [] YOKOHAMA RUBBER CO LTD ..................                   2
                                                                  ------------
                                                                       574,774
                                                                  ------------
 SECURITY AND COMMODITY BROKERS--1.11%
     41,075      ADVEST GROUP, INC .......................                 819
    231,485    o AFFILIATED MANAGERS GROUP, INC ..........               6,988
     92,700  []o AMERITRADE HOLDINGS CORP (CLASS A) ......               9,826
  1,297,864      BEAR STEARNS COS, INC ...................              60,675
     34,300      CONNING CORP ............................                 557
      4,829      CPR S.A. ................................                 215
     14,500      DAIN RAUSCHER CORP ......................                 785
  3,271,000      DAIWA SECURITIES GROUP, INC .............              21,619
     10,800  []o DLJDIRECT ...............................                 319
     27,000      DONALDSON, LUFKIN & JENRETTE, INC .......               1,627
     69,033      DUFF & PHELPS CREDIT RATING CO ..........               4,617
  1,210,788    o E TRADE GROUP, INC ......................              48,356
    355,200      EATON VANCE CORP ........................              12,232
  1,644,392      EDWARDS (A.G.), INC .....................              53,032
     84,200      EVEREN CAPITAL CORP .....................               2,510
    387,500      FEDERATED INVESTMENTS, INC ..............               6,951
  1,044,600      FRANKLIN RESOURCES, INC .................              42,437
    205,900      FREEDOM SECURITIES CORP .................               3,526
     84,800  []o FRIEDMAN, BILLINGS, RAMSEY GROUP, INC ...               1,007
    145,300    o HAMBRECHT & QUIST GROUP .................               5,394
    138,807      INVESTMENT TECHNOLOGY GROUP, INC ........               4,494
     43,878      INVESTORS FINANCIAL SERVICES CORP .......               1,755
  3,146,400   [] ITOCHU CORP .............................               7,824
     34,500      JEFFERIES GROUP, INC ....................               1,035
     20,974      JOHN NUVEEN CO (CLASS A) ................                 895
     14,732      LEGG MASON, INC .........................                 567
  1,065,039      LEHMAN BROTHERS HOLDINGS, INC ...........              66,299
  4,680,900      MARUBENI CORP ...........................               9,784
  1,933,642      MERRILL LYNCH & CO, INC .................             154,571
  2,773,000      MITSUBISHI CORP .........................              18,786
  2,629,000      MITSUI & CO LTD .........................              18,332
    658,900      MORGAN KEEGAN, INC ......................              12,478
  3,643,773      MORGAN STANLEY, DEAN WITTER, & CO .......             373,487
  4,961,000      NOMURA SECURITIES CO LTD ................              58,078
    113,200      OM GRUPPEN AB ...........................               1,278
  1,256,902      PAINE WEBBER GROUP, INC .................              58,760
    517,000   xo PEREGRINE INVESTMENT HOLDINGS LTD .......                 287
    193,306      PHOENIX INVESTMENT PARTNERS LTD .........               1,667
      8,118    o PIONEER GROUP, INC ......................                 140
    659,900      PRICE (T. ROWE) ASSOCIATES, INC .........              25,324
    959,456      RAYMOND JAMES FINANCIAL CORP ............              22,967
  2,082,623      SCHWAB (CHARLES) CORP ...................             228,828
    131,036      SOUTHWEST SECURITIES GROUP, INC .........               9,402
     19,000   [] UNITED ASSET MANAGEMENT CORP ............                 432
    270,200      VALUE LINE, INC .........................              10,538
    446,350      WADDELL & REED FINANCIAL, INC (CLASS A) .              12,247
    114,893      WADDELL & REED FINANCIAL, INC (CLASS B) .               3,102
  1,901,000   xo YAMAICHI SECURITIES CO LTD ..............                  31
                                                                  ------------
                                                                     1,386,880
                                                                  ------------

                       See notes to financial statements.                     45

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------
SOCIAL SERVICES--0.00%
     26,500    o BROOKDALE LIVING COMMUNITIES, INC ............   $        393
     64,100    o CAPITAL SENIOR LIVING CORP ...................            641
     55,450  []o RES-CARE, INC ................................          1,261
     91,070  []o SUNRISE ASSISTED LIVING, INC .................          3,176
                                                                  ------------
                                                                         5,471
                                                                  ------------
  SPECIAL TRADE CONTRACTORS--0.03%
    249,600      APOGEE ENTERPRISES, INC ......................          3,354
    129,200    o COMFORT SYSTEMS U.S.A., INC ..................          2,326
    214,000    o GROUP MAINTENANCE AMERICA CORP ...............          2,769
     72,900    o INTEGRATED ELECTRICAL SERVICES, INC ..........          1,176
    462,750      KANDENKO CO LTD ..............................          2,837
    405,000      KINDEN CORP ..................................          4,367
    222,000      KYUNDENKO CO LTD .............................          1,269
      5,600    o LAYNE CHRISTENSEN CO .........................             36
     77,100    o MATRIX SERVICE CO ............................            318
     93,256      NIPPON KANZAI CO LTD .........................          2,019
      3,095 []xo OMEGA ENVIRONMENTAL, INC .....................              0
    261,377      SCHNEIDER ELECTRIC S.A. ......................         14,677
      2,900    o SERVICE EXPERTS, INC .........................             64
                                                                  ------------
                                                                        35,212
                                                                  ------------
  STONE, CLAY, AND GLASS PRODUCTS--0.47%
     13,934    o ADELAIDE BRIGHTON HOLDINGS LTD ...............              9
      3,573      AKER RGI ASA .................................             44
     82,480      AKER RGI ASA SERIES A ........................          1,121
      2,200      AMERON INTERNATIONAL CORP ....................             97
  2,154,000   [] ASAHI GLASS CO LTD ...........................         13,970
     20,000    o ASANO SLATE CO LTD ...........................             21
  2,409,885    o BLUE CIRCLE INDUSTRIES PLC ...................         16,031
  4,802,393   [] BORAL LTD ....................................          8,137
  1,429,288    o BPB PLC ......................................          8,471
      2,700      CARBO CERAMICS, INC ..........................             82
     35,900      CBR NV .......................................          3,303
    400,440      CEMENTIR S.P.A. ..............................            425
     58,600      CENTEX CONSTRUCTION PRODUCTS, INC ............          2,000
    114,089      CIMENTOS DE PORTUGAL .........................          2,941
     26,116    o CORCEMAR S.A. ................................            124
  1,187,788      CORNING, INC .................................         83,294
  2,457,175      CRH PLC ......................................         43,438
         95      CRISTALERIA ESPANOLA S.A. ....................              5
  1,685,663   [] CSR LTD ......................................          4,820
    153,900    o DAL-TILE INTERNATIONAL, INC ..................          1,751
    181,113    o DEPARTMENT 56, INC ...........................          4,867
     35,331    o DUPONT PHOTOMASKS, INC .......................          1,691
        406      DYCKERHOFF AG. ...............................            119
     85,938      FLORIDA ROCK INDUSTRIES, INC .................          3,910
    151,800    o GIANT CEMENT HOLDINGS, INC ...................          3,472
     11,088   [] GLAVERBEL S.A. ...............................          1,043
         58      GLAVERBEL STRIP NPV (VVPR) ...................              0
  8,047,559    o HANSON PLC ...................................         71,482
     86,810      HEIDELBERGER ZEMENT AG. ......................          7,162
    688,316      HEPWORTH PLC .................................          2,137
     14,701    o HOLDERBANK FINANCIERE GLARUS AG. (BR) ........         17,353
      1,352      HOLDERBANK FINANCIERE GLARUS AG.
                  (REGD) ......................................            430
    556,000      HOYA CORP ....................................         31,374
     80,719      IMETAL S.A. ..................................         11,987
    686,245   [] INAX CORP ....................................          4,190
    303,320   [] ITALCEMENTI S.P.A. ...........................          3,848
     40,000      ITALCEMENTI S.P.A. (S/S) .....................            200
  1,484,616      JAMES HARDIE INDUSTRIES LTD ..................          3,931
    503,318      LAFARGE CORP .................................         17,836
     79,513      LAFARGE S.A. (BR) ............................          7,561
     30,768    # LAFARGE S.A. (REGD) ..........................          2,926
     71,000   #o LAFARGE S.A. (REGD) 2001 .....................          6,751
    121,165      LIBBEY, INC ..................................          3,514
      3,100      LONE STAR INDUSTRIES, INC ....................            116
    672,500      MALAYAN CEMENT BERHAD ........................            398
      1,000      MIKASA, INC ..................................             11
  1,013,000      NIPPON SHEET GLASS CO LTD ....................          3,607
    169,000      NORITAKE CO LTD ..............................            880
    879,658      OWENS CORNING CO .............................         30,238
    702,481    o OWENS ILLINOIS, INC ..........................         22,962
  1,569,580      PILKINGTON PLC ...............................          2,152
  2,715,346   [] PIONEER INTERNATIONAL LTD ....................          6,920
    334,569      PORTLAND HOLDINGS LTD ........................             74
      2,100      PUERTO RICAN CEMENT CO, INC ..................             70
    402,426      RMC GROUP PLC ................................          6,480
     29,000      RUGBY GROUP PLC ..............................             52
        469      EUROC INDUSTRIA AB SERIES A ..................             21
    314,341      SOUTHDOWN, INC ...............................         20,196
    238,680    o ST. GOBAIN S.A. ..............................         38,030
  1,422,687      SUMITOMO OSAKA CEMENT CO LTD .................          2,762
    873,200   [] TAIHEIYO CEMENT CORP .........................          2,503
  7,460,141    o TARMAC PLC ...................................         13,994
    595,500   [] TOTO LTD .....................................          4,600
    516,600      USG CORP .....................................         28,930
    396,000      VIDRALA S.A. .................................          3,455
     74,720   [] WIENERBERGER BAUSTOFF AG. ....................          1,935
                                                                  ------------
                                                                       588,254
                                                                  ------------
  TEXTILE MILL PRODUCTS--0.08%
    393,728    o ALBANY INTERNATIONAL CORP
                  (CLASS A) ...................................          8,170
  1,860,426      BBA GROUP PLC ................................         14,252
      6,375    o BURLINGTON INDUSTRIES, INC ...................             58
     14,274    o CHARGEURS S.A. ...............................            795
  2,996,098      COATS VIYELLA PLC ............................          2,385
    256,349      COLLINS & AIKMAN CORP ........................          1,955
      6,246    o CONE MILLS CORP ..............................             37
    226,830      COURTAULDS TEXTILES PLC ......................            590
      1,900      CULP, INC ....................................             20
    167,610    o DAN RIVER, INC (CLASS A) .....................          1,236
    107,838      FAB INDUSTRIES, INC ..........................          1,665
     15,075    o GALEY & LORD, INC ............................             66
     85,435      GUILFORD MILLS, INC ..........................            886
    453,500      INTERFACE, INC (CLASS A) .....................          3,911
    255,000    o KANEBO LTD ...................................            417
    883,000   [] KURABO INDUSTRIES LTD ........................          1,182
      3,900      LENZING AG. ..................................            221
    121,500      MARZOTTO & FIGLI S.P.A. ......................            945
    384,000      MITSUBISHI RAYON CO LTD ......................          1,095
    530,131    o MOHAWK INDUSTRIES, INC .......................         16,103
    846,000      NISSHINBO INDUSTRY, INC ......................          3,851
    217,100    o POLYMER GROUP, INC ...........................          2,551
      1,300    o QUAKER FABRIC CORP ...........................              5
     56,900      RUSSELL CORP .................................          1,110
    828,700    o SHAW INDUSTRIES, INC .........................         13,674
     70,673      SPRING INDUSTRIES, INC .......................          3,083
      1,200      ST. JOHN KNITS, INC ..........................             35
    419,000      TOYOBO CO LTD ................................            633
     28,300    o TULTEX CORP ..................................             21
    152,125    o UNIFI, INC ...................................          3,233
    639,100      WESTPOINT STEVENS, INC .......................         19,053
                                                                  ------------
                                                                       103,238
                                                                  ------------

  TOBACCO PRODUCTS--0.78%
  3,862,798      BRITISH AMERICAN TOBACCO PLC .................         36,320
  2,550,000      GALLAHER GROUP PLC ...........................         15,727
     62,140    o GENERAL CIGAR HOLDINGS, INC (CLASS A) ........            485
  1,015,200      IMASCO LTD ...................................         27,230
     24,928      NOBLEZA-PICCARDO S.A. (CLASS B) ..............             82
 18,980,639      PHILIP MORRIS COS, INC .......................        762,784
    781,198    o RJR REYNOLDS TOBACCO HOLDINGS, INC ...........         24,608
    213,309   [] ROTHMANS HOLDINGS LTD ........................          2,030
    327,300    o ROTHMANS OF PALL MALL BERHAD .................          2,230
    105,073      SEITA S.A. ...................................          6,068

46
                       See notes to financial statements.

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------
  TOBACCO PRODUCTS--(Continued)
     63,878      SOUZA CRUZ S.A. ..............................   $        449
  3,332,400      TABACALERA S.A. SERIES A (REGD) ..............         67,359
  1,114,217      UST, INC .....................................         32,591
                                                                  ------------
                                                                       977,963
                                                                  ------------
  TRANSPORTATION BY AIR--0.48%
    515,300    o AIR CANADA, INC ..............................          2,159
    172,400      AIR NEW ZEALAND LTD (CLASS B) ................            356
    237,300      AIRBORNE FREIGHT CORP ........................          6,570
      5,113    o AIRNET SYSTEMS, INC ..........................             69
     76,600    o AIRTRAN HOLDINGS, INC ........................            440
    229,329    o ALASKA AIR GROUP, INC ........................          9,574
  2,247,200   [] ALITALIA S.P.A. ..............................          5,840
      1,170  []o ALL NIPPON AIRWAYS CO LTD ....................              4
    389,280    o AMERICA WEST HOLDINGS CORP (CLASS B) .........          7,348
    947,663    o AMR CORP .....................................         64,678
     40,500    o ATLANTIC COAST AIRLINES HOLDINGS .............            770
     91,600    o ATLAS AIR, INC ...............................          2,954
     30,069      AUSTRIAN AIRLINES/OEST LUFTV AG. .............            726
    114,288    o AVIALL, INC ..................................          2,150
  2,654,072      BRITISH AIRPORT AUTHORITIES PLC ..............         25,520
  1,763,940      BRITISH AIRWAYS PLC ..........................         12,172
        200    o CANADIAN AIRLINES CORP .......................              0
  6,522,800      CATHAY PACIFIC AIRWAYS LTD ...................         10,004
  1,370,400      COMAIR HOLDINGS, INC .........................         28,521
    624,400    o CONTINENTAL AIRLINES, INC (CLASS B) ..........         23,493
  1,185,786      DELTA AIRLINES, INC ..........................         68,331
  1,034,690      DEUTSCHE LUFTHANSA AG. (REGD) ................         18,759
  1,908,862    o FDX CORP .....................................        103,556
     21,907      FLUGHAFEN WIEN AG. ...........................            919
     21,800    o HELICOPTER SERVICES GROUP ASA ................            162
     64,900      HONG KONG AIRCRAFT ENGINEERING CO LTD ........            125
  2,998,400   [] JAPAN AIRLINES CO LTD ........................          9,909
     30,800    o KITTY HAWK, INC ..............................            243
    105,083    o KLM (ROYAL DUTCH AIRLINES) NV ................          2,975
    210,500      LINEA AEREA NACIONAL CHILE S.A. ADR ..........          1,513
    582,000    o MALAYSIAN AIRLINE SYSTEM BERHAD ..............            717
    334,100    o MESA AIR GROUP, INC ..........................          2,511
      2,700    o MESABA HOLDINGS, INC .........................             34
     89,559    o MIDWEST EXPRESS HOLDINGS, INC ................          3,045
    252,900    o NORTHWEST AIRLINES CORP (CLASS A) ............          8,219
    305,000    o OFFSHORE LOGISTICS, INC ......................          3,393
    240,588      OGDEN CORP ...................................          6,481
    315,505      PITTSTON BAX GROUP ...........................          2,997
    280,900    o RYANAIR HOLDINGS PLC .........................          2,911
    327,300    o RYANAIR HOLDINGS PLC ADR .....................         17,347
     22,100      SAIRGROUP ....................................          4,627
     65,388   [] SAS DANMARK AS ...............................            682
     53,000      SAS NORGE ASA SERIES B .......................            481
  2,135,000    o SINGAPORE INTERNATIONAL
                  AIRLINES LTD (FR) ...........................         20,315
     76,200      SKYWEST, INC .................................          1,900
  2,407,435      SOUTHWEST AIRLINES CO ........................         74,931
  2,928,200      SWIRE PACIFIC LTD (CLASS A) ..................         14,492
     79,300  []o TRANS WORLD AIRLINES, INC ....................            392
    598,200    o U.S. AIRWAYS GROUP, INC ......................         26,059
     57,167    o UAL CORP .....................................          3,716
                                                                  ------------
                                                                       605,090
                                                                  ------------
  TRANSPORTATION EQUIPMENT--3.61%
      4,500    o AFTERMARKET TECHNOLOGY CORP ..................             51
  9,400,829      ALLIED SIGNAL, INC ...........................        592,252
    260,300      ARCTIC CAT, INC ..............................          2,326
    117,700      ARVIN INDUSTRIES, INC ........................          4,458
    779,649      AUTOLIV, INC .................................         23,584
      5,200    o AVONDALE INDUSTRIES, INC .....................            203
    160,798    o BE AEROSPACE, INC ............................          3,005
  6,924,007      BOEING CO ....................................        305,955
     24,000      BOMBARDIER, INC (CLASS A) ....................            362
  1,562,904      BOMBARDIER, INC (CLASS B) ....................         23,759
    283,900      BORG-WARNER AUTOMOTIVE, INC ..................         15,615
     13,100  []o BREED TECHNOLOGIES, INC ......................             29
      6,000   xo BREMER VULKAN AG. ............................              5
  4,151,580      BRITISH AEROSPACE PLC ........................         26,945
      7,134    o BRITISH AEROSPACE PLC WTS 11/15/00 ...........            125
    269,400      CAE, INC .....................................          1,602
    214,750      CLARCOR, INC .................................          4,121
      8,600      COACHMEN INDUSTRIES, INC .....................            200
    101,600      COBHAM GROUP PLC .............................          1,609
    161,950      COMMERCIAL INTERTECH CORP ....................          2,581
    620,684      CORDANT TECHNOLOGIES, INC ....................         28,047
    429,000      CYCLE & CARRIAGE LTD .........................          2,469
  1,138,930      DAIMLERCHRYSLER AG. ..........................         98,665
  1,389,627      DAIMLERCHRYSLER (U.S.A.) .....................        123,503
  1,035,934      DANA CORP ....................................         47,718
    472,678      DANAHER CORP .................................         27,474
     86,822    o DELCO REMY INTERNATIONAL , INC (CLASS A) .....            955
  3,571,834      DELPHI AUTOMOTIVE SYSTEMS CORP ...............         66,302
  1,190,400      DENSO CORP ...................................         24,193
    105,695    o DUCOMMUN, INC ................................          1,262
    715,734      EATON CORP ...................................         65,848
    133,900      EXEDY CORP ...................................          1,228
     23,914      FEDERAL SIGNAL CORP ..........................            507
    392,323      FEDERAL-MOGUL CORP ...........................         20,401
  6,521,918  []o FIAT S.P.A. ..................................         20,649
    296,997    o FIAT S.P.A. DI RISP ..........................            507
    366,667  []o FIAT S.P.A. (PRIV) ...........................            588
    131,500      FLEETWOOD ENTERPRISES, INC ...................          3,477
  7,306,893      FORD MOTOR CO ................................        412,383
    551,224      GENCORP, INC .................................         13,918
  1,582,900      GENERAL DYNAMICS CORP ........................        108,429
  4,349,843      GENERAL MOTORS CORP ..........................        287,090
  1,941,594    o GENERAL MOTORS CORP (CLASS H) ................        109,215
      5,600      GENTEK, INC ..................................             78
    843,300    o GENTEX CORP ..................................         23,612
  1,036,050      GOODRICH (B.F.) CO ...........................         44,032
     32,327      GREENBRIER COS, INC ..........................            339
    739,074    o GULFSTREAM AEROSPACE CORP ....................         49,934
    224,935    o HALTER MARINE GROUP, INC .....................          1,490
  1,169,800      HARLEY DAVIDSON, INC .........................         63,608
     81,720    o HAYES LEMMERZ INTERNATIONAL, INC .............          2,401
      1,973      HEICO CORP ...................................             49
      5,550      HEICO CORP (CLASS A) .........................            135
  2,715,000   [] HONDA MOTOR CO LTD ...........................        115,069
    165,132    o HOWMET INTERNATIONAL, INC ....................          2,838
      1,225      HUFFY CORP ...................................             17
    226,000      INCHAPE MOTORS ...............................            364
    214,636      ITT INDUSTRIES, INC ..........................          8,183
    125,300      KAMAN CORP (CLASS A) .........................          1,966
  1,454,000      KAWASAKI HEAVY INDUSTRIES LTD ................          3,940
     79,000    o KELLSTROM INDUSTRIES, INC ....................          1,442
     67,669  []o KVAERNER INDUSTRIER AS SERIES A ..............          1,392
      5,509    o KVAERNER INDUSTRIER AS SERIES B ..............             87
    483,159      LAIRD GROUP PLC ..............................          2,011
  1,867,662      LOCKHEED MARTIN CORP .........................         69,570
    193,300      MAGNA INTERNATIONAL, INC .....................         10,885
    432,700    o MAN AG. (STAMM) ..............................         14,771
    312,600      MASCOTECH, INC ...............................          5,295
  3,061,613      MERITOR AUTOMOTIVE, INC ......................         78,071
      6,450    o MILLER INDUSTRIES, INC .......................             25
  2,832,000    o MITSUI ENGINEERING & SHIP
                  BUILDING CO LTD .............................          3,205
    115,170      MODINE MANUFACTURING CO ......................          3,750
    189,750    o MONACO COACH CORP ............................          8,029
     49,400    o MOTIVEPOWER INDUSTRIES, INC ..................            889
     97,200    o NATIONAL R.V. HOLDINGS, INC ..................          2,357
    738,235    o NAVISTAR INTERNATIONAL CORP ..................         36,912
        803      NEWPORT NEWS SHIPBUILDING, INC ...............             24

                       See notes to financial statements.                     47

                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------
  TRANSPORTATION EQUIPMENT--(Continued)
     73,000      NIPPON SHARYO LTD ............................   $        235
 45,077,000   [] NISSAN MOTOR CO LTD ..........................        215,255
    505,575      NORTHROP GRUMMAN CORP ........................         33,526
     32,800    o OEA, INC .....................................            291
      8,517    o ORBITAL SCIENCES CORP ........................            201
  1,005,000      ORIENT CORP ..................................          2,923
    896,800      PACCAR, INC ..................................         47,867
    164,406      PEUGEOT S.A. .................................         25,941
    361,993      POLARIS INDUSTRIES, INC ......................         15,747
    265,200      REGAL-BELOIT CORP ............................          6,265
  1,264,900  []o RENAULT S.A. .................................         55,050
     16,900      RHEINMETALL AG. ..............................            366
  5,751,438      ROLLS ROYCE LTD ..............................         24,342
    413,000      SANDEN CORP ..................................          3,293
     13,779    o SEQUA CORP (CLASS A) .........................            965
    233,900      SHIMANO, INC .................................          5,536
  1,093,800      SIEMENS AG. ..................................         84,377
    275,475      SIMPSON INDUSTRIES, INC ......................          2,824
    252,050      SMITH (A.O.) CORP ............................          7,057
    357,737      SMITHS INDUSTRIES PLC ........................          4,725
     98,200    o SPAR AEROSPACE LTD ...........................            604
    150,350      SPARTAN MOTORS, INC ..........................            865
     38,970    o SPX CORP .....................................          3,254
     64,963      STANDARD MOTOR PRODUCTS, INC (CLASS A) .......          1,592
     61,343      STANDARD PRODUCTS CO .........................          1,572
    115,285    o STONERIDGE, INC ..............................          1,556
     30,194    o STRATTEC SECURITY CORP .......................          1,019
     22,100      SUPERIOR INDUSTRIES INTERNATIONAL, INC .......            604
    149,000      SUZUKI MOTOR CORP ............................          2,370
    806,397      TEXTRON, INC .................................         66,377
    418,622    o THOMSON-CSF ..................................         14,549
     21,056      THOR INDUSTRIES, INC .........................            597
  1,508,131      TI GROUP PLC .................................         10,103
  7,602,880   [] TOYOTA MOTOR CORP ............................        240,573
    121,300      TRANSPRO, INC ................................            637
    694,600      TRINITY INDUSTRIES, INC ......................         23,269
    166,100    o TRISTAR AEROSPACE CO .........................          1,370
    104,130    o TRIUMPH GROUP, INC ...........................          2,655
    575,771      TRW, INC .....................................         31,595
  1,223,000    o UMW HOLDINGS BERHAD ..........................          2,478
  6,161,578      UNITED TECHNOLOGIES CORP .....................        441,708
    270,370  []o VALEO S.A. ...................................         22,307
    273,700      VARLEN CORP ..................................         11,085
    755,740      VOLKSWAGEN AG. ...............................         48,400
     51,680      VOLVO AB SERIES A ............................          1,489
    972,070      VOLVO AB SERIES B FREE .......................         28,183
     13,050      WABASH NATIONAL CORP .........................            253
     50,500      WESTINGHOUSE AIR BRAKE CO ....................          1,310
    133,896      WINNEBAGO INDUSTRIES, INC ....................          3,013
                                                                  ------------
                                                                     4,532,558
                                                                  ------------
  TRANSPORTATION SERVICES--0.07%
      8,993      AIR EXPRESS INTERNATIONAL CORP ...............            228
      2,200    o AMBASSADORS INTERNATIONAL, INC ...............             33
     71,900    o BIDVEST GROUP LTD ............................            601
     56,900      C.H. ROBINSON WORLDWIDE, INC .................          2,091
     84,450      CIRCLE INTERNATIONAL GROUP, INC ..............          1,847
     43,800    o EAGLE U.S.A. AIRFREIGHT, INC .................          1,859
    443,800      EXPEDITORS INTERNATIONAL
                   OF WASHINGTON ..............................         12,094
     44,300    o FRITZ COS, INC ...............................            476
    784,300      GALILEO INTERNATIONAL, INC ...................         41,911
    669,300      GATX CORP ....................................         25,475
        208      KUONI REISEN HOLDINGS (CLASS B) (REGD) .......            802
      2,400    o LAURITZEN J. HOLDINGS (CLASS B) ..............            255
      5,775    o NAVIGANT INTERNATIONAL, INC ..................             45
      1,136  []o NEW WORLD INFRASTUCTURE LTD ..................              2
     80,000    o TRAVEL SERVICES INTERNATIONAL, INC ...........            960
    108,800    o U.S. EXPRESS ENTERPRISES, INC (CLASS A) ......          1,163
                                                                  ------------
                                                                        89,842
                                                                  ------------
  TRUCKING AND WAREHOUSING--0.15%
    348,700    o AMERICAN FREIGHTWAYS CORP ....................          6,821
    333,500      ARNOLD INDUSTRIES, INC .......................          5,148
    164,000      CNF TRANSPORTATION, INC ......................          6,294
    338,050    o CONSOLIDATED FREIGHTWAYS CORP ................          4,342
    169,000      CONTAINER CORP OF INDIA ......................            729
    110,200    o COVENANT TRANSPORT, INC (CLASS A) ............          1,736
      9,100    o DISPATCH MANAGEMENT SERVICES CORP ............             25
    134,207    o HEARTLAND EXPRESS, INC .......................          2,198
    324,950      HUNT (J.B.) TRANSPORT SERVICES, INC ..........          5,280
     46,500    o IRON MOUNTAIN, INC ...........................          1,331
     94,800    o KNIGHT TRANSPORTATION, INC ...................          2,026
    187,894    o LANDSTAR SYSTEM, INC .........................          6,782
    155,700    o M.S. CARRIERS, INC ...........................          4,617
    412,000      MITSUBISHI LOGISTICS CORP ....................          4,633
     91,000      MITSUI SOKO CO LTD ...........................            302
     67,010    o PIERCE LEAHY CORP ............................          1,654
    295,150      ROADWAY EXPRESS, INC .........................          5,719
    453,000   [] SEINO TRANSPORTATION CO LTD ..................          2,695
    527,175    o SWIFT TRANSPORTATION CO, INC .................         11,598
  1,357,918      TNT POST GROUP NV ............................         32,420
    467,300      USFREIGHTWAYS CORP ...........................         21,642
    152,590      WERNER ENTERPRISES, INC ......................          3,166
  2,919,878   [] YAMATO TRANSPORT CO LTD ......................         50,900
    433,200    o YELLOW CORP ..................................          7,689
                                                                  ------------
                                                                       189,747
                                                                  ------------
  WATER TRANSPORTATION--0.20%
    263,134      ALEXANDER & BALDWIN, INC .....................          5,855
      2,200    o AMERICAN CLASSIC VOYAGES CO ..................             53
     55,900      ASKO OYJ SERIES A ............................            911
     72,400      BERGESEN AS SERIES A .........................          1,067
    170,200    o BERGESEN D.Y. AS (CLASS B) ...................          2,411
  2,010,700      CARNIVAL CORP (CLASS A) ......................         97,519
     15,200      CMB CIE MARITIME BELGE S.A. ..................            643
      2,017    o DAMPSKIBSSELSKABET AF 1912 (CLASS B) .........         17,893
      2,208    o DAMPSKIBSSELSKABET SVENDBORG
                   (CLASS B) ..................................         27,354
     26,800      FINNLINES OY .................................            696
     14,800    o GULFMARK OFFSHORE, INC .......................            281
     56,700   [] oHVIDE MARINE, INC (CLASS A) .................            122
     48,000      IRISH CONTINENTAL GROUP PLC ..................            614
    584,000      KAMIGUMI CO LTD ..............................          2,996
    387,025      KAWASAKI KISEN KAISHA LTD ....................            835
     63,972    o KIRBY CORP ...................................          1,355
     28,500      KONINKLIJKE NEDLLOYD GROEP NV ................            705
     34,400      LEIF HOEGH & CO ..............................            437
  1,788,000      MALAYSIAN INTERNATIONAL
                  SHIPPING CO (FR) ............................          2,945
    110,800      MALAYSIAN INTERNATIONAL
                   SHIPPING CO (LR) ...........................            180
     63,550    o MARINE TRANSPORT CORP ........................            226
  3,234,526      MITSUI OSK LINES LTD .........................          6,948
    300,168  []o NCL HOLDINGS AS ..............................          1,003
  1,585,100    o NEPTUNE ORIENT LINES LTD .....................          1,937
  2,439,800      NIPPON YUSEN KABUSHIKI KAISHA ................          9,393
    204,630    o OCEAN GROUP PLC ..............................          3,371
    358,800    o OMI CORP .....................................            740
    286,660      OVERSEAS SHIPHOLDING GROUP, INC ..............          3,691
  1,558,663    o PENINSULAR & ORIENTAL STEAM
                   NAVIGATION CO ..............................         23,402
     13,300    o SEACOR SMIT, INC .............................            712
  1,189,900      TIDEWATER, INC ...............................         36,292
    211,450      TRANSPORT DEVELOPMENT GROUP PLC ..............            762
      3,300    o TRICO MARINE SERVICES, INC ...................             22
     20,400      UNITOR AS ....................................            176
                                                                  ------------
                                                                       253,547
                                                                  ------------
48
                       See notes to financial statements.
                                                                      VALUE
    SHARES                                                            (000)
  ----------                                                        ---------
  WHOLESALE TRADE-DURABLE GOODS--0.15%
    140,325      AAR CORP .....................................   $      3,184
     59,200  []o ACTION PERFORMANCE COS, INC ..................          1,954
    102,600    o ANICOM, INC ..................................          1,077
    165,246    o ANIXTER INTERNATIONAL, INC ...................          3,016
    234,911      APPLIED INDUSTRIAL TECHNOLOGIES, INC .........          4,463
    155,700  []o APS HOLDINGS CORP ............................              9
    595,764    o ARROW ELECTRONICS, INC .......................         11,320
      3,600    o AVIATION SALES CO ............................            142
      8,000      AVNET, INC ...................................            372
     14,862      BELL INDUSTRIES, INC .........................             66
     38,533   xo BEN FRANKLIN RETAIL STORES, INC ..............              1
    200,191      BRIGGS & STRATTON CORP .......................         11,561
    409,650    o BRIGHTPOINT, INC .............................          2,484
      1,175      CANON SALES CO, INC ..........................             18
     48,274      CASTLE (A.M.) & CO ...........................            821
    512,900    o CELLSTAR CORP ................................          4,039
    185,500  []o CHS ELECTRONICS, INC .........................            812
    188,321      COMMERCIAL METALS CO .........................          5,367
      7,200    o COMPUCOM SYSTEMS, INC ........................             30
     51,000    o CREAN (JAMES) PLC (UNITS) ....................             60
    122,430      DE BEERS CENTENARY AG. (UNITS) ...............          2,934
      8,500      DIETEREN S.A. ................................          3,926
        593    o DURA AUTOMOTIVE SYSTEMS, INC .................             20
    100,000    o EDARAN OTOMOBIL NASIONAL BERHAD ..............            336
        102    o EKCO GROUP, INC ..............................              0
      2,103    o FAIRCHILD CORP (CLASS A) .....................             27
     74,900    o FISHER SCIENTIFIC INTERNATIONAL, INC .........          1,671
    119,800    o FOSTER (LB) CO (CLASS A) .....................            704
      1,050      FUJI DENKI REIKI CO LTD ......................              5
    437,100      GENUINE PARTS CO .............................         15,299
     11,300    o GRAHAM-FIELD HEALTH PRODUCTS, INC ............             17
     93,400      GRAINGER (W.W.), INC .........................          5,026
      9,950    o HA-LO INDUSTRIES, INC ........................             98
    315,484    o HANDLEMAN CO .................................          3,727
      1,500    o HIRSCH INTERNATIONAL CORP (CLASS A) ..........              3
    239,900      HUGHES SUPPLY, INC ...........................          7,122
    876,400      IKON OFFICE SOLUTIONS, INC ...................         13,146
    332,550    o INGRAM MICRO, INC (CLASS A) ..................          8,563
     35,590      INSTRUMENTARIUM GROUP SERIES B FREE ..........          1,450
     20,100    o JLK DIRECT DISTRIBUTION, INC (CLASS A) .......            187
      1,100    o KENT ELECTRONICS CORP ........................             22
        400    o KEYSTONE AUTOMOTIVE INDUSTRIES, INC ..........              7
     96,900      LAWSON PRODUCTS, INC .........................          2,441
        900    o MARSHALL INDUSTRIES, INC .....................             32
    374,400    o MERISEL, INC .................................            854
     26,300    o METAL MANAGEMENT, INC ........................             39
    269,055      METRO CASH & CARRY LTD .......................            223
    360,100    o MICROAGE, INC ................................          1,373
     24,383    o MSC INDUSTRIAL DIRECT CO (CLASS A) ...........            250
    245,837    o NATIONAL-OILWELL, INC ........................          3,442
    344,914      OWENS & MINOR, INC ...........................          3,794
  4,568,800      PACIFIC DUNLOP LTD ...........................          6,593
    175,475    o PATTERSON DENTAL CO ..........................          6,098
     77,472    o PEC ISRAEL ECONOMIC CORP .....................          2,440
        900      PIONEER-STANDARD ELECTRONICS, INC ............             11
     35,900    o POMEROY COMPUTER RESOURCES, INC ..............            500
      6,975    o PSS WORLD MEDICAL, INC .......................             78
     51,800      RELIANCE STEEL & ALUMINUM CO .................          2,020
     67,397      REUNERT LTD ..................................             95
     62,400  []o SAFEGUARD SCIENTIFICS, INC ...................          3,869
    151,000      SANRIO CO LTD ................................          5,140
     14,500    o SODAK GAMING, INC ............................            136
  1,176,000      TAN CHONG INTERNATIONAL LTD ..................            288
     68,250    o TBC CORP .....................................            482
    165,800    o TECH DATA CORP ...............................          6,342
    652,000      TERUMO CORP ..................................         14,517
     86,100    o VWR SCIENTIFIC PRODUCTS CORP .................          3,159
     26,200      WATSCO, INC ..................................            429
      5,740      WESCO FINANCIAL CORP .........................          1,779
     10,000    o WILMAR INDUSTRIES, INC .......................            130
                                                                  ------------
                                                                       181,640
                                                                  ------------
  WHOLESALE TRADE-NONDURABLE GOODS--0.76%
      2,000    o 800-JR CIGAR, INC ............................             25
     12,600    o AIRGAS, INC ..................................            154
     70,000    o AMERICAN DRUG CO .............................             22
     70,000    o AMERICAN DRUG CO WTS 08/05/00 ................              2
    353,200    o AMERISOURCE HEALTH CORP (CLASS A) ............          9,007
     94,000      AUSTRIA TABAKWERKE AG. .......................          5,477
    295,600    o AVATEX CORP ..................................            333
     24,260    o BARNETT RESOURCES CORP .......................            931
  1,515,954      BERGEN BRUNSWIG CORP (CLASS A) ...............         26,150
    143,820      BINDLEY WESTERN INDUSTRIES, INC ..............          3,317
    108,200    o BOISE CASCADE OFFICE PRODUCTS CORP ...........          1,271
  5,825,386      CARDINAL HEALTH, INC .........................        373,512
    174,300    o CENTRAL GARDEN & PET CO ......................          1,787
     36,100      CHEMED CORP ..................................          1,200
     69,500    o DAISYTEK INTERNATIONAL CORP ..................          1,134
    493,328   [] DIMON, INC ...................................          2,559
  2,099,683      ENRON CORP ...................................        171,649
    550,327    o ERCROS S.A. ..................................            448
    190,950    o ERCROS S.A. (NEW) ............................            156
     47,300      ESSELTE AB SERIES B FREE .....................            490
    326,909      F.H. FAULDING & CO LTD .......................          1,991
    660,057      FORTUNE BRANDS, INC ..........................         27,310
    477,141      FYFFES PLC ...................................          1,033
    434,038    o GETTY PETROLEUM MARKETING, INC ...............          1,302
      7,183      HERBALIFE INTERNATIONAL, INC (CLASS A) .......             79
      6,066   [] HERBALIFE INTERNATIONAL, INC (CLASS B) .......             52
      9,950    o HERLITZ AG. ..................................            298
     56,600      HUNT CORP ....................................            467
  1,400,000      IMPERIAL TOBACCO GROUP PLC ...................         15,271
    312,700      INTERNATIONAL MULTIFOODS CORP ................          7,055
    420,000      IWATANI & CO LTD .............................            999
     31,100    o KENNETH COLE PRODUCTIONS, INC ................            867
    161,000   [] KOKUYO CO LTD ................................          2,594
      7,256      LOBLAW COS LTD ...............................            183
  2,703,000      MCKESSON HBOC, INC ...........................         86,834
    422,000      NAGASE & CO ..................................          2,005
     25,000      NASH FINCH CO ................................            252
    206,462    o NU SKIN ENTERPRISES, INC (CLASS A) ...........          4,116
     97,600    o PERFORMANCE FOOD GROUP CO ....................          2,654
     35,571    o PLAINS RESOURCES, INC ........................            676
     96,207    o PRIORITY HEALTHCARE CORP (CLASS A) ...........          3,319
     29,400    o PRIORITY HEALTHCARE CORP (CLASS B) ...........          1,014
    418,562      RICHFOOD HOLDINGS, INC .......................          7,377
      6,273    o SCHOOL SPECIALTY, INC ........................            101
    582,750    o SCIOS, INC ...................................          1,894
    255,000    o SKW TROSTBERG AG. ............................          5,812
     54,500    o SMART & FINAL, INC ...........................            572
    221,823      SOBEYS, INC ..................................          2,585
    151,636      STANDARD COMMERCIAL CORP .....................            891
  1,749,619      SUPERVALU, INC ...............................         44,943
  3,200,361      SWEDISH MATCH CO .............................         11,406
     13,700    o SYNCOR INTERNATIONAL CORP ....................            493
  2,176,700      SYSCO CORP ...................................         64,893
     13,000      TERRA INDUSTRIES, INC ........................             52
    122,700    o U.S.A. FLORAL PRODUCTS, INC ..................            928
  1,054,900      UNISOURCE WORLDWIDE, INC .....................         12,725
     11,600    o UNITED NATURAL FOODS, INC ....................            287
    415,696    o UNITED STATIONERS, INC .......................          9,145
    213,596      UNIVERSAL CORP ...............................          6,074
      1,600      URALITA S.A. .................................             13
     33,446      VALHI, INC ...................................            372
    110,608      WEIDER NUTRITION INTERNATIONAL, INC ..........            456
    419,600      WESTON (GEORGE) LTD ..........................         18,427
      1,226      WORLD FUEL SERVICES CORP .....................             18
                                                                  ------------
                                                                       949,459
  TOTAL COMMON STOCK
                   (COST $67,667,053) .........................   $123,863,950
                                                                  ------------

                       See notes to financial statements.                     49

                                                                      VALUE
   PRINCIPAL                                                          (000)
  ----------                                                        ---------
SHORT TERM INVESTMENTS--2.42%
CERTIFICATES OF DEPOSIT--0.04%
                BANK OF NOVA SCOTIA
 $10,000,000     * 5.590%, 08/24/99 ...........................   $     10,001
                CHASE MANHATTAN BANK
 10,000,000      * 5.685%, 08/03/99 ...........................         10,002
                TORONTO DOMINION BANK
 20,000,000      * 5.650%, 07/09/99 ...........................         19,999
                WACHOVIA BANK, NATIONAL ASSOCIATION
 15,000,000        5.000%, 09/01/99 ...........................         14,991
                                                                  ------------
                                                                        54,993
                                                                  ------------
COMMERCIAL PAPER--1.96%
                ABN AMRO NORTH AMERICA FINANCE, INC
 15,600,000        4.990%, 09/02/99 ...........................         15,455
 25,000,000      * 4.850%, 12/01/99 ...........................         24,426
                AMERICAN EXPRESS CREDIT CORP
 11,871,000        4.750%, 07/20/99 ...........................         11,837
                AMERICAN HOME PRODUCTS
 30,000,000      ~ 4.880%, 07/08/99 ...........................         29,965
                ASSET SECURITIZATION COOP CORP
 25,000,000      ~ 4.900%, 07/21/99 ...........................         24,924
 10,000,000     *~ 4.910%, 07/21/99 ...........................          9,970
 45,000,000     *~ 4.920%, 08/02/99 ...........................         44,785
 20,400,000      ~ 5.150%, 08/12/99 ...........................         20,273
                ASSOCIATES CORP OF NORTH AMERICA
 14,932,000        4.850%, 08/10/99 ...........................         14,843
                BANC ONE CORP
 25,000,000        4.850%, 07/28/99 ...........................         24,899
                BEAR STEARNS CO, INC
 45,000,000     *~ 4.820%, 07/06/99 ...........................         44,957
                BETA FINANCE, INC
 13,000,000      ~ 4.880%, 08/23/99 ...........................         12,898
 10,000,000      ~ 5.000%, 09/13/99 ...........................          9,891
                CARGILL, INC
 50,000,000      ~ 5.700%, 07/01/99 ...........................         49,992
                CARGILL GLOBAL
 50,000,000      ~ 5.700%, 07/01/99 ...........................         49,992
                CATERPILLAR FINANCIAL SERVICES CORP
 14,000,000        4.790%, 07/08/99 ...........................         13,984
 10,800,000        4.940%, 08/26/99 ...........................         10,710
                COCA COLA ENTERPRISES, INC
 40,000,000     *~ 4.890%, 07/21/99 ...........................         39,875
                COLGATE-PALMOLIVE CO
 28,400,000      ~ 4.920%, 08/02/99 ...........................         28,264
                COOPER INDUSTRIES, INC
 75,000,000        5.600%, 07/01/99 ...........................         74,988
                CORPORATE ASSET FUNDING CORP, INC
 24,888,000      ~ 4.810%, 07/09/99 ...........................         24,855
 58,000,000     *~ 4.810%, 07/12/99 ...........................         57,899
 10,000,000      ~ 5.120%, 08/09/99 ...........................          9,942
                COX COMMUNICATIONS, INC
 13,500,000      ~ 5.050%, 07/20/99 ...........................         13,460
 32,983,000     *~ 5.100%, 07/27/99 ...........................         32,849
                CROWN CORK & SEAL CO, INC
  9,000,000      ~ 5.050%, 07/06/99 ...........................          8,991
 23,942,000      ~ 5.000%, 07/07/99 ...........................         23,914
 14,548,000      ~ 5.050%, 07/09/99 ...........................         14,528
 12,945,000      ~ 5.050%, 07/12/99 ...........................         12,921
  5,889,000      ~ 5.100%, 07/20/99 ...........................          5,871
  9,100,000      ~ 5.100%, 07/27/99 ...........................          9,063
                CSX CORP
 25,000,000      ~ 5.080%, 07/06/99 ...........................         24,975
 17,280,000      ~ 5.220%, 07/12/99 ...........................         17,249
                DAIMLERCHRYSLER NORTH AMERICA
                  HOLDINGS
 15,300,000        4.800%, 07/15/99 ...........................         15,267
 19,900,000        4.900%, 07/22/99 ...........................         19,837
$15,000,000        4.810%, 07/26/99 ...........................         14,943
                DANA CORP
 25,000,000      ~ 5.250%, 07/06/99 ...........................         24,975
                DANA CREDIT CORP
 25,525,000        5.250%, 07/09/99 ...........................         25,490
                DEERE & CO
  4,996,000        4.780%, 07/09/99 ...........................          4,989
 45,000,000      * 4.780%, 07/21/99 ...........................         44,863
                DELAWARE FUNDING CORP
 15,126,000      ~ 4.850%, 07/20/99 ...........................         15,082
 24,400,000      ~ 4.870%, 08/23/99 ...........................         24,208
                DEUTSCHE BANK FINANCIAL, INC
 40,000,000      * 4.800%, 07/13/99 ...........................         39,924
                EASTMAN KODAK CO
 18,000,000        5.000%, 10/04/99 ...........................         17,745
                ENTERPRISE FUNDING CORP
 22,513,000      ~ 5.030%, 07/26/99 ...........................         22,428
  8,800,000      ~ 5.000%, 08/19/99 ...........................          8,736
                EQUILON ENTERPRISES LLC
 20,000,000        5.750%, 07/01/99 ...........................         19,997
 15,000,000        5.100%, 08/06/99 ...........................         14,920
 20,400,000        4.970%, 08/16/99 ...........................         20,260
 30,000,000      * 4.980%, 08/27/99 ...........................         29,747
                FORD MOTOR CREDIT CO
 38,000,000        4.850%, 07/09/99 ...........................         37,950
 25,000,000      * 4.800%, 07/14/99 ...........................         24,949
 25,130,000        4.800%, 07/16/99 ...........................         25,072
 12,415,000      * 4.890%, 07/23/99 ...........................         12,374
                FORTUNE BRANDS, INC
 10,000,000     *~ 4.800%, 07/08/99 ...........................          9,988
 20,000,000     *~ 4.780%, 07/22/99 ...........................         19,936
                GENERAL ELECTRIC CAPITAL CORP
 60,000,000      * 4.850%, 07/19/99 ...........................         59,835
 40,451,000      * 4.860%, 07/29/99 ...........................         40,281
                GENERAL MOTORS ACCEPTANCE CORP
 33,614,000        4.970%, 07/16/99 ...........................         33,536
 28,581,000        4.870%, 08/11/99 ...........................         28,407
                GTE FUNDING, INC
 24,000,000        4.930%, 07/06/99 ...........................         23,977
                HEINZ (H.J.) CO
 11,838,000        4.790%, 07/06/99 ...........................         11,827
                HOUSEHOLD FINANCE CORP
  5,000,000      * 4.780%, 07/29/99 ...........................          4,979
                HOUSTON INDUSTRIES FINANCE CO L.P.
  4,065,000      ~ 5.000%, 07/12/99 ...........................          4,058
 70,000,000     *~ 5.020%, 07/19/99 ...........................         69,801
                JOHN DEERE CAPITAL CORP
 28,657,000        4.750%, 07/08/99 ...........................         28,624
 30,000,000      * 4.780%, 07/20/99 ...........................         29,913
                LOCKHEED MARTIN CORP
 13,000,000      ~ 4.950%, 07/13/99 ...........................         12,974
 10,000,000     *~ 5.270%, 07/29/99 ...........................          9,957
                MCGRAW-HILL COS, INC
 21,500,000        4.850%, 08/16/99 ...........................         21,353
                MCI WORLDCOM, INC
 29,780,000      ~ 4.980%, 07/14/99 ...........................         29,717
 20,000,000      ~ 5.000%, 07/15/99 ...........................         19,955
                MOTIVA ENTERPRISES LLC
 50,000,000        5.570%, 07/01/99 ...........................         49,992
                MOTOROLA, INC
 20,000,000        4.790%, 07/01/99 ...........................         19,997
 22,903,000        4.790%, 07/02/99 ...........................         22,896
                NATIONAL RURAL UTILITIES COOP FINANCE
 10,000,000      * 4.790%, 07/07/99 ...........................          9,989
  6,735,000        4.780%, 07/12/99 ...........................          6,723
 26,397,000        4.930%, 09/14/99 ...........................         26,103
                NORFOLK SOUTHERN CORP
 12,485,000      ~ 5.100%, 07/28/99 ...........................         12,433
 20,000,000      ~ 5.250%, 08/03/99 ...........................         19,898
50
                       See notes to financial statements.

                                                                      VALUE
   PRINCIPAL                                                          (000)
  ----------                                                        ---------
                PACCAR FINANCIAL CORP
$20,000,000      * 4.770%, 07/26/99 ...........................   $     19,925
 20,000,000      * 4.790%, 07/26/99 ...........................         19,925
                PARK AVENUE RECEIVABLES CORP
 13,500,000      ~ 4.910%, 07/14/99 ...........................         13,472
  5,648,000      ~ 4.820%, 07/15/99 ...........................          5,636
 21,083,000      ~ 4.820%, 07/19/99 ...........................         21,025
 21,849,000      ~ 4.930%, 07/22/99 ...........................         21,779
  6,870,000      ~ 5.100%, 07/23/99 ...........................          6,847
 31,418,000     *~ 4.860%, 07/26/99 ...........................         31,300
                RAYTHEON CO
 15,000,000      ~ 5.050%, 07/01/99 ...........................         14,997
 10,000,000      ~ 5.100%, 07/01/99 ...........................          9,998
                RECEIVABLES CAPITAL CORP
 15,994,000      ~ 4.920%, 07/13/99 ...........................         15,964
 14,826,000      ~ 5.030%, 07/19/99 ...........................         14,785
 12,239,000      ~ 4.960%, 08/03/99 ...........................         12,179
 19,014,000      ~ 4.963%, 08/03/99 ...........................         18,920
 25,461,000      ~ 4.870%, 08/04/99 ...........................         25,332
 13,000,000      ~ 4.980%, 08/06/99 ...........................         12,930
                SAFEWAY, INC
 25,000,000      ~ 4.980%, 07/07/99 ...........................         24,971
                SAINT PAUL COS
 17,000,000      ~ 5.000%, 07/22/99 ...........................         16,946
                SALOMON SMITH BARNEY HOLDINGS, INC
 25,138,000      * 4.820%, 07/14/99 ...........................         25,087
 18,700,000        4.970%, 08/06/99 ...........................         18,600
                SEARS ROEBUCK ACCEPTANCE CORP
 46,800,000        4.860%, 07/07/99 ...........................         46,748
 28,372,000        4.980%, 07/29/99 ...........................         28,253
                SONAT, INC
 10,000,000      ~ 4.990%, 07/08/99 ...........................          9,988
                TEXAS UTILITIES CO
 13,096,000      ~ 5.060%, 07/12/99 ...........................         13,072
 20,000,000     *~ 5.000%, 07/16/99 ...........................         19,952
 17,100,000      ~ 5.040%, 07/27/99 ...........................         17,031
                TYCO INTERNATIONAL
 15,000,000      ~ 5.010%, 07/02/99 ...........................         14,995
 50,134,000     *~ 5.010%, 07/09/99 ...........................         50,066
 10,236,000      ~ 5.120%, 07/20/99 ...........................         10,205
                                                                  ------------
                                                                     2,465,278
                                                                  ------------
MEDIUM TERM BONDS--0.05%
                ASSOCIATES CORP OF NORTH AMERICA
 15,000,000        6.680%, 09/17/99 ...........................         15,036
                BETA FINANCE, INC
 20,000,000        5.100%, 02/22/00 ...........................         19,912
                MERRILL LYNCH & CO, INC
  7,550,000      * 6.200%, 07/19/99 ...........................          7,553
                SOUTHERN CALIFORNIA GAS CO
 15,000,000      * 6.210%, 11/08/99 ...........................         15,029
                                                                  ------------
                                                                        57,530
                                                                  ------------
U.S. GOVERNMENT & AGENCIES--0.28%
                FEDERAL HOME LOAN BANK
 30,000,000      * 4.750%, 02/04/00 ...........................         29,053
                FEDERAL HOME LOAN MORTGAGE CORP
 39,800,000        5.000%, 07/09/99 ...........................         39,752
  2,890,000        4.850%, 07/26/99 ...........................          2,880
 22,000,000        4.790%, 08/05/99 ...........................         21,890
 20,000,000        4.890%, 08/11/99 ...........................         19,883
 13,000,000        4.900%, 08/23/99 ...........................         12,902
 32,232,000        4.860%, 08/24/99 ...........................         31,985
 20,044,000      * 4.770%, 09/03/99 ...........................         19,862
 24,000,000        4.970%, 09/10/99 ...........................         23,759
  6,000,000        4.770%, 09/13/99 ...........................          5,937
 50,000,000      * 4.930%, 09/15/99 ...........................         49,463
                FEDERAL NATIONAL MORTGAGE ASSOCIATION
 45,700,000        5.030%, 07/19/99 ...........................         45,581
  1,000,000        4.890%, 08/24/99 ...........................            992
 25,000,000      * 4.680%, 12/27/99 ...........................         24,353
 20,000,000        4.820%, 02/04/00 ...........................         19,369
                                                                  ------------
                                                                       347,661
                                                                  ------------
VARIABLE RATE NOTES--0.09%
                AIR PRODUCTS & CHEMICALS, INC
$15,000,000        5.101%, 10/25/99 ...........................         14,984
                BANK OF MONTREAL
 10,000,000      * 4.960%, 07/22/99 ...........................          9,998
                BETA FINANCE, INC
 15,000,000        4.968%, 02/04/00 ...........................         14,997
                CATERPILLAR FINANCIAL SERVICES CORP
 19,000,000        4.977%, 02/24/00 ...........................         18,996
                GENERAL MOTORS ACCEPTANCE CORP
 12,500,000      * 5.070%, 02/03/00 ...........................         12,495
                PNC BANK NA
 20,000,000      * 5.015%, 07/27/99 ...........................         19,998
 15,000,000      * 4.963%, 10/13/99 ...........................         15,000
                                                                  ------------
                                                                       106,468
                                                                  ------------
                TOTAL SHORT TERM INVESTMENTS
                  (Cost $3,033,254) ...........................      3,031,930
                                                                  ------------
                TOTAL PORTFOLIO
                  (COST $70,896,334) ..........................   $127,176,740
                                                                  ============
-----------
o  Non-income producing
+  Affiliated holding
x  In bankruptcy
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities act of 1933, as amended.
* All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
[] All or a portion of these securities are out on loan.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets.At June 30, 1999, the value of these securities amounted to $165,622,134 or 0.13% of net assets. Additional information on each restricted security is as follows:


                                                   ACQUISITION     ACQUISITION
  SECURITY                                             DATE            COST
  --------                                         -----------     -----------

  ADVANCED MEDICINE SERIES C                         01/25/99     $ 7,999,996
  ANTENA 3 DE TELEVISION GDS                         12/12/96       5,982,300
  BB BIOVENTURES L.P.                                05/08/97       9,999,501
  BELO (A.H) CORP SERIES B                           05/23/88       1,900,588
  CARTER WALLACE, INC (CLASS B)                      10/29/87       1,075,935
  CORAM HEALTHCARE CORP WTS 07/11/99                 11/13/97               0
  CRESTARAN INTERNATIONAL INVESTMENT BV              09/30/94               0
  DOW JONES & CO, INC (CLASS B)                      07/31/86      12,068,995
  INTERNATIONAL HYDRO LIQUIDATING TRUST              11/13/97               0
  LAFARGE S.A. (REGD)                                04/03/97       1,843,677
  LAFARGE S.A. (REGD) 2001                           01/05/99       5,834,868
  LEE ENTERPRISES, INC (CLASS B)                     03/31/86          60,768
  L'AIR LIQUIDE S.A. (REGD)                          10/29/96       4,377,677
  MEREDITH CORP (CLASS B)                            12/30/86       1,893,160
  NETGENICS, INC CV SERIES D                         03/20/98       5,517,450
  NETGENICS, INC STOCK OPTION 03/20/08               06/08/98               0
  PEGASUS GOLD, INC                                  11/30/90         148,513
  PHYSICIAN COMPUTER NETWORK, INC                    11/13/97       1,211,798
  PROCURENET, INC                                    04/19/99           8,168
  SILVERSTONE BERHAD                                 01/08/98           1,173
  STARRETT (L.S.) CO (CLASS B)                       10/07/88         798,235
  TIMES MIRROR CO SERIES C                           02/01/95      17,642,901
  WRIGLEY (WM) JR CO (CLASS B)                       04/30/86       2,007,603
  ZEBRA TECHNOLOGY CORP (CLASS B)                    10/29/98          43,233
                                                                  -----------
                                                                  $80,416,539
                                                                  ===========

                       See notes to financial statements.                     51

                        COLLEGE RETIREMENT EQUITIES FUND
        TRANSACTIONS WITH AFFILIATED COMPANIES--STOCK ACCOUNT (Unaudited)

                         JANUARY 1, 1999 - JUNE 30, 1999

                                   VALUE AT                                       REALIZED    DIVIDEND   SHARES AT      VALUE AT
          ISSUE                DECEMBER 31, 1998  PURCHASE COST  SALES PROCEEDS  GAIN (LOSS)   INCOME   JUNE 30, 1999  JUNE 30, 1999
          -----                -----------------  -------------  --------------  ----------  ---------  -------------  -------------
  BAY VIEW CAPITAL CORP                   **      $   369,955             --            --          --      935,702      $19,181,891
  MARTEK BIOSCIENCES             $10,269,200               --             --            --          --    1,283,650       10,911,025
  OMNIPOINT CORP                          **       19,824,109    $24,186,900    $(1,196,510)        --           --                *
  SOUTH CHINA INDUSTRIES LTD       2,082,565               --          1,889         (6,792)   $33,512   51,996,000        4,556,994
  TPI ENTERPRISES, INC                 4,428               --             --             --         --    1,107,000           13,837
                                 -----------     ------------    -----------    -----------    -------                   -----------
                                 $12,356,193      $20,194,064    $24,188,789   ($ 1,203,302)   $33,512                   $34,663,747
                                 ===========     ============    ===========    ===========    =======                   ===========

 ** Not an Affiliate as of December 31, 1998
  * Not an Affiliate as of June 30, 1999

52
                       See notes to financial statements.

[GRAPHIC OMITTED]      COLLEGE RETIREMENT EQUITIES FUND
                       730 Third Avenue
                       New York, NY 10017-3206
                       212/490-9000

                                   [GRAPHIC OMITTED] Printed on recycled paper

CSAR--01S-8/99

                               Semi-Annual Report
--------------------------------------------------------------------------------

                        COLLEGE RETIREMENT EQUITIES FUND

                        Financial Statements (Unaudited)
                                   including
                           Statements of Investments

                              for these Accounts:

                              Money Market

                              Bond Market

                              Social Choice

                              Global Equities

                              Growth

                              Equity Index

                              Inflation-Linked Bond

                              -----------------------

                              June 30, 1999



                            [GRAPHIC OMITTED]



As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this semi-annual report of the financial condition and portfolio holdings of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts. CREF also provides a semi-annual report to participants in the Stock Account. Annual reports are also provided each year toward the end of February.

                        COLLEGE RETIREMENT EQUITIES FUND


                  MONEY MARKET ACCOUNT       GLOBAL EQUITIES ACCOUNT

                  BOND MARKET ACCOUNT        GROWTH ACCOUNT

                  SOCIAL CHOICE ACCOUNT      EQUITY INDEX ACCOUNT

                          INFLATION-LINKED BOND ACCOUNT


                     INDEX TO UNAUDITED FINANCIAL STATEMENTS

                                  JUNE 30, 1999

--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Statements of Assets and Liabilities......................................     2
Statements of Operations..................................................     4
Statements of Changes in Net Assets.......................................     6
Notes to Financial Statements.............................................     8
Statements of Investments:
  Money Market Account....................................................    17
  Bond Market Account.....................................................    22
  Social Choice Account...................................................    28
  Global Equities Account.................................................    36
  Growth Account..........................................................    54
  Equity Index Account....................................................    72
  Inflation-Linked Bond Account...........................................    98

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1999

(amounts in thousands, except per accumulation unit amounts)


                                                                             MONEY MARKET               BOND MARKET
                                                                                ACCOUNT                   ACCOUNT
                                                                            ---------------           ---------------
ASSETS
  Portfolio investments, at cost.....................................        $6,372,484                 $3,877,391
  Net unrealized appreciation (depreciation) of portfolio investments            (3,547)                   (52,845)
                                                                             ----------                 ----------
  Portfolio investments, at value....................................         6,368,937                  3,824,546
  Cash...............................................................                79                          8
  Dividends and interest receivable..................................            15,974                     33,197
  Receivable from securities transactions............................                --                    664,067
  Amounts due from TIAA..............................................             5,517                      2,052
                                                                             ----------                 ----------
                                                         TOTAL ASSETS         6,390,507                  4,523,870
                                                                             ----------                 ----------
LIABILITIES
  Deposits for securities loaned--Note 4.............................                --                    318,181
  Payable for securities transactions................................            14,994                  1,142,827
                                                                             ----------                 ----------
                                                    TOTAL LIABILITIES            14,994                  1,461,008
                                                                             ----------                 ----------
NET ASSETS
  Accumulation Fund..................................................         6,176,895                  3,009,338
  Annuity Fund.......................................................           198,618                     53,524
                                                                             ----------                 ----------
                                                     TOTAL NET ASSETS        $6,375,513                 $3,062,862
                                                                             ==========                 ==========
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6............          329,071                     58,566
                                                                                =======                     ======
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5........................           $18.77                     $51.38
                                                                                 ======                     ======

See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1999

(amounts in thousands, except per accumulation unit amounts)


                                                                                    SOCIAL CHOICE            GLOBAL EQUITIES
                                                                                       ACCOUNT                   ACCOUNT
                                                                                   ---------------           ---------------
ASSETS
  Portfolio investments, at cost.....................................                $3,195,526                $5,399,892
  Net unrealized appreciation (depreciation) of portfolio investments                 1,128,434                 1,296,915
                                                                                     ----------                ----------
  Portfolio investments, at value....................................                 4,323,960                 6,696,807
  Cash...............................................................                     1,132                    40,437
  Dividends and interest receivable..................................                    18,979                     5,288
  Receivable from securities transactions............................                   421,855                   105,184
  Amounts due from TIAA..............................................                     2,971                     4,949
                                                                                     ----------                ----------
                                                         TOTAL ASSETS                 4,768,897                 6,852,665
                                                                                     ----------                ----------
LIABILITIES
  Deposits for securities loaned--Note 4.............................                   165,030                   115,735
  Payable for securities transactions................................                   742,144                    76,507
                                                                                     ----------                ----------
                                                    TOTAL LIABILITIES                   907,174                   192,242
                                                                                     ----------                ----------
NET ASSETS
  Accumulation Fund..................................................                 3,719,320                 6,417,796
  Annuity Fund.......................................................                   142,403                   242,627
                                                                                     ----------                ----------
                                                     TOTAL NET ASSETS                $3,861,723                $6,660,423
                                                                                     ==========                ==========
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6............                   40,412                    83,529
                                                                                         ======                    ======
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5........................                   $92.03                    $76.83
                                                                                         ======                    ======

See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1999

(amounts in thousands, except per accumulation unit amounts)


                                                                            GROWTH             EQUITY INDEX      INFLATION-LINKED
                                                                            ACCOUNT               ACCOUNT          BOND ACCOUNT
                                                                        ---------------       ---------------   ------------------
ASSETS
  Portfolio investments, at cost.....................................     $ 8,111,889           $3,025,226            $141,549
  Net unrealized appreciation (depreciation) of portfolio investments       2,046,578            1,367,858              (2,561)
                                                                          -----------           ----------            --------
  Portfolio investments, at value....................................      10,158,467            4,393,084             138,988
  Cash...............................................................           2,304                1,767                   6
  Dividends and interest receivable..................................           6,906                3,867               1,903
  Receivable from securities transactions............................          56,208                  369               2,062
  Amounts due from TIAA..............................................          10,687                5,183                 165
                                                                          -----------           ----------            --------
                                                         TOTAL ASSETS      10,234,572            4,404,270             143,124
                                                                          -----------           ----------            --------
LIABILITIES
  Deposits for securities loaned--Note 4.............................              --                   --                  --
  Payable for securities transactions................................          24,375               17,340                  --
                                                                          -----------           ----------            --------
                                                    TOTAL LIABILITIES          24,375               17,340                  --
                                                                          -----------           ----------            --------
NET ASSETS
  Accumulation Fund..................................................       9,936,864            4,248,140             136,357
  Annuity Fund.......................................................         273,333              138,790               6,767
                                                                          -----------           ----------            --------
                                                     TOTAL NET ASSETS     $10,210,197           $4,386,930            $143,124
                                                                          ===========           ==========            ========
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6............        117,531               54,755               4,959
                                                                              =======               ======               =====
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5........................         $84.55               $77.59              $27.50
                                                                               ======               ======              ======

See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF OPERATIONS (UNAUDITED)

SIX MONTHS ENDED JUNE 30, 1999

(amounts in thousands)

                                                                                   MONEY MARKET                BOND MARKET
                                                                                      ACCOUNT                    ACCOUNT
                                                                                   ------------               -------------

INVESTMENT INCOME
   Income:
     Interest...........................................................             $153,729                   $ 97,238
     Dividends..........................................................                   --                        160
                                                                                     --------                   --------
                                                            TOTAL INCOME              153,729                     97,398
                                                                                     --------                   --------
   Expenses--Note 3:
     Investment.........................................................                2,536                      1,526
     Operating..........................................................                7,436                      3,718
                                                                                     --------                   --------
                                                          TOTAL EXPENSES                9,972                      5,244
                                                                                     --------                   --------
                                                  INVESTMENT INCOME--NET              143,757                     92,154
                                                                                     --------                   --------
   REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS--Note 4
     Net realized gain (loss) on:
       Portfolio investments............................................                    3                    (79,055)
       Futures transactions.............................................                   --                         --
       Foreign currency transactions....................................                   --                         --
                                                                                     --------                   --------
                                                 Net realized gain (loss)                   3                    (79,055)
                                                                                     --------                   --------
     Net change in unrealized appreciation (depreciation) on:
       Portfolio investments............................................               (3,699)                   (71,731)
       Futures transactions.............................................                   --                         --
       Translation of assets (other than portfolio investments)
         and liabilities denominated in foreign currencies..............                   --                         --
                                                                                     --------                   --------
                     Net change in unrealized appreciation (depreciation)              (3,699)                   (71,731)
                                                                                     --------                   --------
            NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS               (3,696)                  (150,786)
                                                                                     --------                   --------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $140,061                  $ (58,632)
                                                                                     ========                   ========

See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF OPERATIONS (UNAUDITED)

SIX MONTHS ENDED JUNE 30, 1999

(amounts in thousands)

                                                                                     SOCIAL CHOICE            GLOBAL EQUITIES
                                                                                        ACCOUNT                   ACCOUNT
                                                                                     -------------            ---------------

INVESTMENT INCOME
   Income:
     Interest...........................................................               $ 43,174                   $  1,832
     Dividends..........................................................                 13,942                     42,184
                                                                                       --------                   --------
                                                            TOTAL INCOME                 57,116                     44,016
                                                                                       --------                   --------
   Expenses--Note 3:
     Investment.........................................................                  1,783                      4,629
     Operating..........................................................                  4,289                      7,529
                                                                                       --------                   --------
                                                          TOTAL EXPENSES                  6,072                     12,158
                                                                                       --------                   --------
                                                  INVESTMENT INCOME--NET                 51,044                     31,858
                                                                                       --------                   --------
   REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS--Note 4
     Net realized gain (loss) on:
       Portfolio investments............................................                 49,529                    359,646
       Futures transactions.............................................                     --                        695
       Foreign currency transactions....................................                     --                     (4,127)
                                                                                       --------                   --------
                                                 Net realized gain (loss)                49,529                    356,214
                                                                                       --------                   --------
     Net change in unrealized appreciation (depreciation) on:
       Portfolio investments............................................                118,772                    104,752
       Futures transactions.............................................                     --                        966
       Translation of assets (other than portfolio investments)
         and liabilities denominated in foreign currencies..............                     --                        315
                                                                                       --------                   --------
                     Net change in unrealized appreciation (depreciation)               118,772                    106,033
                                                                                       --------                   --------
            NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS                168,301                    462,247
                                                                                       --------                   --------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $219,345                   $494,105
                                                                                       ========                   ========


See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF OPERATIONS (UNAUDITED)

SIX MONTHS ENDED JUNE 30, 1999

(amounts in thousands)

                                                                                  GROWTH          EQUITY INDEX    INFLATION-LINKED
                                                                                  ACCOUNT            ACCOUNT        BOND ACCOUNT
                                                                               -------------      ------------    ----------------

INVESTMENT INCOME
   Income:
     Interest...........................................................        $   7,601            $  1,190            $4,817
     Dividends..........................................................           24,266              24,711                --
                                                                               ----------            --------            ------
                                                            TOTAL INCOME           31,867              25,901             4,817
                                                                               ----------            --------            ------
   Expenses--Note 3:
     Investment.........................................................            5,812               1,583                75
     Operating..........................................................           10,480               4,586               193
                                                                               ----------            --------            ------
                                                          TOTAL EXPENSES           16,292               6,169               268
                                                                               ----------            --------            ------
                                                  INVESTMENT INCOME--NET           15,575              19,732             4,549
                                                                               ----------            --------            ------
   REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS--Note 4
     Net realized gain (loss) on:
       Portfolio investments............................................          656,629              18,693              (490)
       Futures transactions.............................................           10,467               1,212                --
       Foreign currency transactions....................................               --                  --                --
                                                                               ----------            --------            ------
                                                 Net realized gain (loss)         667,096              19,905              (490)
                                                                               ----------            --------            ------
     Net change in unrealized appreciation (depreciation) on:
       Portfolio investments............................................          321,736             378,600            (1,486)
       Futures transactions.............................................            1,347                 323                --
       Translation of assets (other than portfolio investments)
         and liabilities denominated in foreign currencies..............               --                  --                --
                                                                               ----------            --------            ------
                     Net change in unrealized appreciation (depreciation)         323,083             378,923            (1,486)
                                                                               ----------            --------            ------
            NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS          990,179             398,828            (1,976)
                                                                               ----------            --------            ------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $1,005,754            $418,560            $2,573
                                                                               ==========            ========            ======


See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)



                                      MONEY MARKET ACCOUNT               BOND MARKET ACCOUNT               SOCIAL CHOICE ACCOUNT
                                    -----------------------            -----------------------             -----------------------
                                    Six months     Year                 Six months     Year                Six months      Year
                                       Ended       Ended                  Ended        Ended                 Ended        Ended
                                      June 30,   December 31,            June 30,   December 31,            June 30,   December 31,
                                        1999        1998                   1999         1998                  1999         1998
                                    ---------     ---------              ---------   ---------              ---------    ---------
                                    (Unaudited)                         (Unaudited)                        (Unaudited)

FROM OPERATIONS
   Investment income--net.....     $ 143,757     $ 263,083              $ 92,154    $ 131,383              $ 51,044     $ 84,650
   Net realized gain (loss) on
     total investments........             3           (67)              (79,055)      45,281                49,529       57,952
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments..............        (3,699)        1,203               (71,731)      (1,665)              118,772      340,114
                                  ----------    ----------            ----------   ----------            ----------   ----------
       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS       140,061       264,219               (58,632)     174,999               219,345      482,716
                                  ----------    ----------            ----------   ----------            ----------   ----------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums...................       262,045       433,743               131,102      217,168               217,316      354,892
                                  ----------    ----------            ----------   ----------            ----------   ----------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA...................        63,698        76,723                18,775      (27,940)               (6,512)        (222)
     Net transfers to (from)
      other CREF Accounts.....      (360,069)   (1,466,151)               (5,413)  (1,165,693)             (114,907)    (245,594)
     Annuity payments.........        16,584        29,286                 4,950        7,318                 6,213       10,469
     Withdrawals and
       repurchases............       219,129       337,703                46,057       61,279                32,076       46,245
     Death benefits...........         3,316         5,792                 1,142        1,665                 1,075        1,691
                                  ----------    ----------            ----------   ----------            ----------   ----------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET       (57,342)   (1,016,647)               65,511   (1,123,371)              (82,055)    (187,411)
                                  ----------    ----------            ----------   ----------            ----------   ----------

       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS       319,387     1,450,390                65,591    1,340,539               299,371      542,303
                                  ----------    ----------            ----------   ----------            ----------   ----------

                  NET INCREASE
                 IN NET ASSETS       459,448     1,714,609                 6,959    1,515,538               518,716    1,025,019
NET ASSETS
   Beginning of year..........     5,916,065     4,201,456             3,055,903    1,540,365             3,343,007    2,317,988
                                  ----------    ----------            ----------   ----------            ----------   ----------
   End of period..............    $6,375,513    $5,916,065            $3,062,862   $3,055,903            $3,861,723   $3,343,007
                                  ==========    ==========            ==========   ==========            ==========   ==========



See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)



                                             GLOBAL EQUITIES ACCOUNT                GROWTH ACCOUNT
                                             -----------------------            -----------------------
                                               Six months     Year                Six months      Year
                                                 Ended        Ended                 Ended        Ended
                                                June 30,   December 31,            June 30,   December 31,
                                                 1999          1998                  1999         1998
                                              ---------     ---------             ---------    ---------
                                             (Unaudited)                         (Unaudited)

FROMO PERATIONS
   Investment income--net.....               $ 31,858      $ 55,086              $ 15,575     $ 21,823
   Net realized gain (loss) on
     total investments........                356,214       417,277               667,096      823,510
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments..............                106,033       463,253               323,083      876,627
                                           ----------    ----------           -----------   ----------
       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS                494,105       935,616             1,005,754    1,721,960
                                           ----------    ----------           -----------   ----------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums...................                289,877       559,900               582,498      874,916
                                           ----------    ----------           -----------   ----------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA...................                (12,181)       54,623               (70,624)     (53,572)
     Net transfers to (from)
      other CREF Accounts.....                110,756       524,020              (997,629)    (445,194)
     Annuity payments.........                 11,332        23,089                11,287       17,186
     Withdrawals and
       repurchases............                 61,020       103,745                93,297      105,337
     Death benefits...........                  3,561         5,780                 2,697        3,109
                                           ----------    ----------           -----------   ----------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET                174,488       711,257              (960,972)    (373,134)
                                           ----------    ----------           -----------   ----------

       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS                115,389      (151,357)            1,543,470    1,248,050
                                           ----------    ----------           -----------   ----------

                  NET INCREASE
                 IN NET ASSETS                609,494       784,259             2,549,224    2,970,010
NET ASSETS
   Beginning of year..........              6,050,929     5,266,670             7,660,973    4,690,963
                                           ----------    ----------           -----------   ----------
   End of period..............             $6,660,423    $6,050,929           $10,210,197   $7,660,973
                                           ==========    ==========           ===========   ==========



See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)



                                            EQUITY INDEX ACCOUNT              INFLATION-LINKED BOND ACCOUNT
                                            -----------------------           -----------------------------
                                            Six months      Year                Six months      Year
                                              Ended        Ended                  Ended         Ended
                                             June 30,   December 31,             June 30,    December 31,
                                               1999         1998                  1999           1998
                                             ---------    ---------            ---------      ---------
                                            (Unaudited)                       (Unaudited)

FROM OPERATIONS
   Investment income--net.....              $ 19,732     $ 33,751               $ 4,549      $ 5,233
   Net realized gain (loss) on
     total investments........                19,905       28,429                  (490)         (82)
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments..............               378,923      520,266                (1,486)      (1,275)
                                          ----------   ----------              --------     --------
       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS               418,560      582,446                 2,573        3,876
                                          ----------   ----------              --------     --------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums...................               275,092      447,088                 7,818       10,543
                                          ----------   ----------              --------     --------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA...................               (35,677)     (36,240)                  294         (549)
     Net transfers to (from)
      other CREF Accounts.....              (248,848)    (404,520)              (20,507)     (33,075)
     Annuity payments.........                 5,793        9,740                   271          313
     Withdrawals and
       repurchases............                36,794       49,838                29,032        1,476
     Death benefits...........                   642        1,440                     1           10
                                          ----------   ----------              --------     --------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET              (241,296)    (379,742)                9,091      (31,825)
                                          ----------   ----------              --------     --------

       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS               516,388      826,830                (1,273)      42,368
                                          ----------   ----------              --------     --------

                  NET INCREASE
                 IN NET ASSETS               934,948    1,409,276                 1,300       46,244
NET ASSETS
   Beginning of year..........             3,451,982    2,042,706               141,824       95,580
                                          ----------   ----------              --------     --------
   End of period..............            $4,386,930   $3,451,982              $143,124     $141,824
                                          ==========   ==========              ========     ========



See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds. The eighth investment portfolio of CREF, the Stock Account, which invests primarily in equity securities, is not included in these financial statements.

The Inflation-Linked Bond Account was established on January 13, 1997 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, which purchased 2,000,000 Accumulation Units at the established $25.00 initial Accumulation Unit Value. On May 1, 1997, the Inflation-Linked Bond Account was registered with the Commission under the Securities Act of 1933 and the Investment Company Act of 1940 as an additional series of CREF. On May 1, 1997, CREF began to offer Accumulation Units of the Inflation-Linked Bond Account to participants other than TIAA. TIAA's Accumulation Units shared in the pro rata investment experience and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. During 1999, TIAA withdrew 982,976 Accumulation Units, totalling $27,000,000, from the Inflation-Linked Bond Account at prevailing net asset values and such withdrawals are reflected in the accompanying financial statements of the Inflation-Linked Bond Account. At June 30, 1999, TIAA's investment in the Inflation-Linked Bond Account was 1,017,024 Accumulation Units, with a total value of $27,965,109.

TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are translated at the prevailing exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

SECURITIES LENDING: The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. An Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is fully collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Accounts write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Accounts purchase futures contracts for the purpose of acquiring a position in a security or group of securities which the Accounts intend to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Accounts sell futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of an Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS: The Accounts may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. An Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and an Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

REPURCHASE AGREEMENTS: The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller's agreement to repurchase and the Accounts' agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 3--MANAGEMENT AGREEMENTS

Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.


NOTE 4--INVESTMENTS

At June 30, 1999, the market value of securities loaned, and collateral received in connection therewith, was comprised as follow:

                                                                                           COLLATERAL
                                                                                   --------------------------
                                                               MARKET VALUE                          LETTERS
                                                           OF SECURITIES LOANED      CASH           OF CREDIT
                                                           --------------------  ------------      --=-------
Bond Market Account.......................................... $308,068,829       $318,180,954      $       --
Social Choice Account........................................  159,529,287        165,030,345              --
Global Equities Account......................................  116,909,760        115,735,476       5,537,122

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS--(CONCLUDED)

At June 30, 1999, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

                                                                  GROSS            GROSS         NET UNREALIZED
                                                                UNREALIZED       UNREALIZED       APPRECIATION
                                                              APPRECIATION OF  DEPRECIATION OF  (DEPRECIATION) OF
                                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                INVESTMENTS      INVESTMENTS       INVESTMENTS
                                                             --------------     -------------   ---------------
Money Market Account.........................................$       14,181      $  3,560,959   $   (3,546,778)
Bond Market Account..........................................     5,635,456        58,480,085      (52,844,629)
Social Choice Account........................................ 1,187,662,013        59,228,178    1,128,433,835
Global Equities Account...................................... 1,449,344,124       152,429,295    1,296,914,829
Growth Account............................................... 2,177,361,787       130,783,784    2,046,578,003
Equity Index Account......................................... 1,481,578,961       113,720,505    1,367,858,456
Inflation-Linked Bond Account................................            --         2,560,577       (2,560,577)

At June 30, 1999 the Global Equities, Growth and Equity Index Accounts held 293, 766 and 59 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in September 1999, with a value of $101,209,525, $264,595,550 and $20,380,075, respectively and an unrealized gain of $965,545, $7,046,863 and $998,156, respectively.

Companies in which any of the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At June 30, 1999, the total value of the Global Equities Account's investments in affiliated companies was $64,835,335. For the six months ended June 30, 1999, total dividend income and net realized gain relating to such investments of the Global Equities Account were $1,777,208 and $10,950,570, respectively. At June 30, 1999 the total value of the Growth Account's investments in affiliated companies was $17,749,275. For the six months ended June 30, 1999, net realized loss relating to such investments of the Growth Account was $50,031,248. For the periods and CREF Accounts covered by these financial statements, there were no other investments in affiliated companies.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Bond Market, Social Choice, Global Equities, Growth, Equity Index, and the Inflation-Linked Bond Accounts for the six months ended June 30, 1999, were as follows:

                                                                BOND MARKET     SOCIAL CHOICE  GLOBAL EQUITIES
                                                                  ACCOUNT          ACCOUNT         ACCOUNT
                                                              ---------------  --------------   --------------
Purchases:
  Unaffiliated issuers..................................      $10,931,614,454  $4,648,811,814   $2,835,859,386
  Affiliated issuers....................................                   --              --               --
                                                              ---------------  --------------   --------------
                                         TOTAL PURCHASES      $10,931,614,454  $4,648,811,814   $2,835,859,386
                                                              ===============  ==============   ==============
Sales:
  Unaffiliated issuers..................................      $10,831,792,420  $4,340,422,871   $2,767,116,580
  Affiliated issuers....................................                   --              --       26,366,678
                                                              ---------------  --------------   --------------
                                             TOTAL SALES      $10,831,792,420  $4,340,422,871   $2,793,483,258
                                                              ===============  ==============   ==============

                                                                  GROWTH        EQUITY INDEX  INFLATION-LINKED
                                                                  ACCOUNT          ACCOUNT      BOND ACCOUNT
                                                              ---------------  --------------   --------------
Purchases:
  Unaffiliated issuers..................................       $5,917,385,723    $561,121,308      $40,020,954
  Affiliated issuers                                               33,503,918              --               --
                                                              ---------------  --------------   --------------
                                         TOTAL PURCHASES       $5,950,889,641    $561,121,308      $40,020,954
                                                              ===============  ==============   ==============
Sales:
  Unaffiliated issuers..................................       $4,363,040,989     $27,309,734      $43,128,517
  Affiliated issuers....................................          141,668,222              --               --
                                                              ---------------  --------------   --------------
                                             TOTAL SALES       $4,504,709,211     $27,309,734      $43,128,517
                                                              ===============  ==============   ==============

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                                     MONEY MARKET ACCOUNT
                                          ----------------------------------------------------------------------
                                            SIX MONTHS                FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED       -------------------------------------------------------
                                        JUNE 30, 1999 (1)  1998        1997        1996        1995       1994
                                        ----------------- -------     -------     -------     -------    -------
                                            (Unaudited)
Per Accumulation Unit Data:
  Investment income......................  $    .461  $    .998   $    .953   $    .880   $    .910  $    .631
  Expenses...............................       .030       .054        .046        .049        .048       .041
                                             -------    -------     -------     -------     -------    -------
  Investment income--net.................       .431       .944        .907        .831        .862       .590
  Net realized and unrealized gain (loss)
    on total investments.................      (.011)      .005        .001       (.003)       .009      (.012)
                                             -------    -------     -------     -------     -------    -------
  Net increase in
    Accumulation Unit Value..............       .420       .949        .908        .828        .871       .578
  Accumulation Unit Value:
    Beginning of year....................     18.351     17.402      16.494      15.666      14.795     14.217
                                             -------    -------     -------     -------     -------    -------
    End of period........................    $18.771    $18.351     $17.402     $16.494     $15.666    $14.795
                                             =======    =======     =======     =======     =======    =======



Total return.............................      2.29%      5.45%       5.51%       5.28%       5.88%      4.07%
Ratios to Average Net Assets:
  Expenses...............................      0.16%      0.30%       0.27%       0.30%       0.32%      0.28%
  Investment income--net.................      2.32%      5.27%       5.35%       5.16%       5.64%      4.03%
Portfolio turnover rate..................        n/a        n/a         n/a         n/a         n/a        n/a
Thousands of Accumulation Units
  outstanding at end of period...........    329,071    312,358     233,116     218,292     193,181    183,135


                                                                      BOND MARKET ACCOUNT
                                          ----------------------------------------------------------------------
                                            SIX MONTHS                FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED       -------------------------------------------------------
                                        JUNE 30, 1999 (1)  1998        1997        1996        1995       1994
                                        ----------------- -------     -------     -------     -------    -------
                                            (Unaudited)
Per Accumulation Unit Data:
  Investment income......................    $ 1.621    $ 3.156     $ 3.081     $ 3.039     $ 2.863    $ 2.502
  Expenses...............................       .087       .158        .134        .126        .123       .108
                                             -------    -------     -------     -------     -------    -------
  Investment income--net.................      1.534      2.998       2.947       2.913       2.740      2.394
  Net realized and unrealized gain (loss)
    on total investments.................     (2.514)     1.150       1.266      (1.600)      3.722     (3.897)
                                             -------    -------     -------     -------     -------    -------
  Net increase (decrease) in
    Accumulation Unit Value..............      (.980)     4.148       4.213       1.313       6.462     (1.503)
  Accumulation Unit Value:
    Beginning of year....................     52.363     48.215      44.002      42.689      36.227     37.730
                                             -------    -------     -------     -------     -------    -------
    End of period........................    $51.383    $52.363     $48.215     $44.002     $42.689    $36.227
                                             =======    =======     =======     =======     =======    =======



Total return.............................     (1.87%)     8.60%       9.57%       3.08%      17.84%     (3.98%)
Ratios to Average Net Assets:
  Expenses...............................      0.17%      0.32%       0.29%       0.30%       0.31%      0.29%
  Investment income--net.................      2.95%      5.98%       6.44%       6.86%       6.93%      6.54%
Portfolio turnover rate..................    363.84%    525.32%     398.77%     145.27%     185.11%    161.46%
Thousands of Accumulation Units
  outstanding at end of period...........     58,566     57,481      31,654      22,611      19,522     14,939


(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONTINUED)


                                                                      SOCIAL CHOICE ACCOUNT
                                          ----------------------------------------------------------------------
                                            SIX MONTHS                FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED       -------------------------------------------------------
                                        JUNE 30, 1999 (1)  1998        1997        1996        1995       1994
                                        ----------------- -------     -------     -------     -------    -------
                                            (Unaudited)
Per Accumulation Unit Data:
  Investment income......................    $ 1.418    $ 2.679     $ 2.396     $ 2.068     $ 1.832    $ 1.621
  Expenses...............................       .151       .249        .193        .158        .144       .125
                                             -------    -------     -------     -------     -------    -------
  Investment income--net.................      1.267      2.430       2.203       1.910       1.688      1.496
  Net realized and unrealized gain (loss)
    on total investments.................      4.163     11.159      12.223       5.968       9.863     (2.015)
                                             -------    -------     -------     -------     -------    -------
  Net increase (decrease) in
    Accumulation Unit Value..............      5.430     13.589      14.426       7.878      11.551      (.519)
  Accumulation Unit Value:
    Beginning of year....................     86.605     73.016      58.590      50.712      39.161     39.680
                                             -------    -------     -------     -------     -------    -------
    End of period........................    $92.035    $86.605     $73.016     $58.590     $50.712    $39.161
                                             =======    =======     =======     =======     =======    =======

Total Return.............................      6.27%     18.61%      24.62%      15.53%      29.49%     (1.31%)
Ratios to Average Net Assets:
  Expenses...............................      0.17%      0.31%       0.30%       0.30%       0.32%      0.32%
  Investment income--net.................      1.42%      3.07%       3.37%       3.58%       3.75%      3.80%
Portfolio turnover rate..................    122.91%    147.90%      91.87%      40.93%      52.65%     49.06%
  Thousands of Accumulation Units
    outstanding at end of period.........     40,412     37,211      30,554      25,841      22,196     18,302

                                                                      GLOBAL EQUITIES ACCOUNT
                                          ----------------------------------------------------------------------
                                            SIX MONTHS                FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED       -------------------------------------------------------
                                        JUNE 30, 1999 (1)  1998        1997        1996        1995       1994
                                        ----------------- -------     -------     -------     -------    -------
                                            (Unaudited)
Per Accumulation Unit Data:
  Investment income......................     $ .516     $ .902      $ .848      $ .751      $ .727     $ .687
  Expenses...............................       .142       .268        .205        .167        .157       .134
                                             -------    -------     -------     -------     -------    -------
  Investment income--net.................       .374       .634        .643        .584        .570       .553
  Net realized and unrealized gain (loss)
    on total investments.................      5.344     10.508       8.650       7.138       6.618      (.719)
                                             -------    -------     -------     -------     -------    -------
  Net increase (decrease) in
    Accumulation Unit Value..............      5.718     11.142       9.293       7.722       7.188      (.166)
  Accumulation Unit Value:
    Beginning of year....................     71.115     59.973      50.680      42.958      35.770     35.936
                                             -------    -------     -------     -------     -------    -------
    End of period........................    $76.833    $71.115     $59.973     $50.680     $42.958    $35.770
                                             =======    =======     =======     =======     =======    =======

Total return.............................      8.04%     18.58%      18.34%      17.98%      20.09%     (0.46%)
Ratios to Average Net Assets:
  Expenses...............................      0.19%      0.41%       0.38%       0.37%       0.40%      0.41%
  Investment income--net.................      0.51%      0.97%       1.19%       1.28%       1.47%      1.71%
Portfolio turnover rate..................     45.45%    103.31%      98.70%      88.84%      67.50%     51.63%
Thousands of Accumulation Units
  outstanding at end of period...........     83,529     81,825      84,645      80,016      70,163     70,700


(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONTINUED)

                                                                      GROWTH ACCOUNT
                                          ----------------------------------------------------------------------
                                                                                                        April 4, 1994
                                            SIX MONTHS         FOR THE YEARS ENDED DECEMBER 31,       (date established)
                                              ENDED       -------------------------------------------   to December 31,
                                        JUNE 30, 1999 (1)  1998        1997        1996        1995       1994(1)
                                        ----------------- -------     -------     -------     -------    -------
                                            (Unaudited)
Per Accumulation Unit Data:
  Investment income......................     $ .281     $ .482      $ .527      $ .484      $ .417     $ .398
  Expenses...............................       .144       .244        .155        .119        .114       .084
                                             -------    -------     -------     -------     -------    -------
  Investment income--net.................       .137       .238        .372        .365        .303       .314
  Net realized and unrealized gain
    on total investments.................      8.793     18.475      12.219       8.638       8.891       .802
                                             -------    -------     -------     -------     -------    -------
  Net increase in
    Accumulation Unit Value..............      8.930     18.713      12.591       9.003       9.194      1.116
  Accumulation Unit Value:
    Beginning of period..................     75.617     56.904      44.313      35.310      26.116     25.000
                                             -------    -------     -------     -------     -------    -------
    End of period........................    $84.547    $75.617     $56.904     $44.313     $35.310    $26.116
                                             =======    =======     =======     =======     =======    =======

Total return.............................     11.81%     32.89%      28.41%      25.50%      35.20%      4.46%
Ratios to Average Net Assets:
  Expenses...............................      0.18%      0.38%       0.34%       0.35%       0.43%      0.33%
  Investment income--net.................      0.18%      0.37%       0.82%       1.07%       1.13%      1.21%
Portfolio turnover rate..................     52.70%     97.57%      53.27%      38.51%      24.42%     12.29%
Thousands of Accumulation Units
  outstanding at end of period...........    117,531     98,862      80,370      53,201      32,375     10,446


                                                                      EQUITY INDEX ACCOUNT
                                          ----------------------------------------------------------------------
                                                                                                        April 4, 1994
                                            SIX MONTHS         FOR THE YEARS ENDED DECEMBER 31,       (date established)
                                              ENDED       -------------------------------------------   to December 31,
                                        JUNE 30, 1999 (1)  1998        1997        1996        1995       1994(1)
                                        ----------------- -------     -------     -------     -------    -------
                                            (Unaudited)
Per Accumulation Unit Data:
  Investment income......................     $ .490     $ .953      $ .826      $ .773      $ .755     $ .552
  Expenses...............................       .117       .190        .141        .106        .100       .072
                                             -------    -------     -------     -------     -------    -------
  Investment income--net.................       .373       .763        .685        .667        .655       .480
  Net realized and unrealized gain
    on total investments.................      7.469     12.789      12.672       6.936       8.703       .393
                                             -------    -------     -------     -------     -------    -------
  Net increase in
    Accumulation Unit Value..............      7.842     13.552      13.357       7.603       9.358       .873
  Accumulation Unit Value:
    Beginning of period..................     69.743     56.191      42.834      35.231      25.873     25.000
                                             -------    -------     -------     -------     -------    -------
    End of period........................    $77.585    $69.743     $56.191     $42.834     $35.231    $25.873
                                             =======    =======     =======     =======     =======    =======

Total return.............................     11.24%     24.12%      31.18%      21.58%      36.17%      3.49%
Ratios to Average Net Assets:
  Expenses...............................      0.16%      0.31%       0.30%       0.30%       0.34%      0.27%
  Investment income--net.................      0.51%      1.24%       1.47%       1.87%       2.22%      1.83%
Portfolio turnover rate..................      0.72%      3.98%       3.50%       7.85%       8.31%      1.33%
Thousands of Accumulation Units
  outstanding at end of period...........     54,755     47,997      35,368      20,725      10,911      2,716


(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONCLUDED)

                                                                          INFLATION-LINKED BOND ACCOUNT
                                                         --------------------------------------------------------------
                                                           SIX MONTHS                               JANUARY 13, 1997
                                                              ENDED          FOR THE YEAR ENDED   (DATE ESTABLISHED) TO
                                                         JUNE 30, 1999(1)     DECEMBER 31, 1998    DECEMBER 31, 1997(1)
                                                         ----------------   -------------------   ---------------------
Per Accumulation Unit Data:
  Investment income......................................      $ .864              $ 1.256               $ 1.031
  Expenses...............................................        .048                 .086                  .067
                                                              -------              -------               -------
  Investment income--net.................................        .816                1.170                  .964
  Net realized and unrealized gain (loss)
    on total investments                                        (.347)               (.260)                 .154
                                                              -------              -------               -------
  Net increase in
    Accumulation Unit Value..............................        .469                 .910                 1.118
  Accumulation Unit Value:
    Beginning of period..................................      27.028               26.118                25.000
                                                              -------              -------               -------
    End of period........................................     $27.497              $27.028               $26.118
                                                              =======              =======               =======

Total return.............................................       1.74%                3.48%                 4.47%
Ratios to Average Net Assets:
  Expenses...............................................       0.18%                0.33%                 0.25%
  Investment income--net.................................       3.00%                4.50%                 3.60%
Portfolio turnover rate..................................      28.19%               40.98%                63.56%
Thousands of Accumulation Units outstanding
  at end of period ......................................       4,959                5,112                 3,626


(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)


NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                    MONEY MARKET ACCOUNT          BOND MARKET ACCOUNT          SOCIAL CHOICE ACCOUNT
                                 ---------------------------  ---------------------------   ---------------------------
                                  SIX MONTHS    YEAR ENDED     SIX MONTHS     YEAR ENDED    SIX MONTHS     YEAR ENDED
                                     ENDED     DECEMBER 31,       ENDED      DECEMBER 31,      ENDED      DECEMBER 31,
                                 JUNE 30, 1999     1998       JUNE 30, 1999      1998      JUNE 30, 1999      1998
                                  -----------   -----------    -----------    -----------   -----------    -----------
                                  (Unaudited)                  (Unaudited)                  (Unaudited)
Accumulation Units:
  Credited for premiums.......    14,104,400     20,309,464      2,526,787     3,510,276      2,483,014     3,943,919
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund..............     2,608,359     58,933,328     (1,441,050)   22,316,290        717,745     2,713,496
Outstanding:
  Beginning of year...........   312,358,316    233,115,524     57,480,620    31,654,054     37,211,305    30,553,890
                                 -----------    -----------    -----------   -----------    -----------   -----------
  End of period...............   329,071,075    312,358,316     58,566,357    57,480,620     40,412,064    37,211,305
                                 ===========    ===========    ===========   ===========    ===========    ==========


                                   GLOBAL EQUITIES ACCOUNT          GROWTH ACCOUNT             EQUITY INDEX ACCOUNT
                                 ---------------------------  ---------------------------   ---------------------------
                                  SIX MONTHS    YEAR ENDED     SIX MONTHS     YEAR ENDED    SIX MONTHS     YEAR ENDED
                                     ENDED     DECEMBER 31,       ENDED      DECEMBER 31,      ENDED      DECEMBER 31,
                                 JUNE 30, 1999     1998       JUNE 30, 1999      1998      JUNE 30, 1999      1998
                                  -----------   -----------    -----------    -----------   -----------    -----------
                                  (Unaudited)                  (Unaudited)                  (Unaudited)
Accumulation Units:
  Credited for premiums.......     3,948,109      7,906,965      7,346,121    11,782,117      3,667,742     5,725,242
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund..............    (2,244,392)   (10,726,495)    11,322,294     6,710,301      3,090,031     6,903,285
Outstanding:
  Beginning of year...........    81,825,334     84,644,864     98,862,241    80,369,823     47,996,880    35,368,353
                                 -----------    -----------    -----------   -----------    -----------   -----------
  End of period...............    83,529,051     81,825,334    117,530,656    98,862,241     54,754,653    47,996,880
                                 ===========    ===========    ===========   ===========    ===========    ==========


                                INFLATION-LINKED BOND ACCOUNT
                                 ---------------------------
                                  SIX MONTHS    YEAR ENDED
                                     ENDED     DECEMBER 31,
                                 JUNE 30, 1999     1998
                                  -----------   -----------
                                  (Unaudited)
Accumulation Units:
  Credited for premiums.......       286,296        246,599
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund..............      (439,121)     1,239,193
Outstanding:
  Beginning of year...........     5,111,827      3,626,035
                                  ----------     ----------
  End of period...............     4,959,002      5,111,827
                                  ==========     ==========

NOTE 7--LINE OF CREDIT

The Stock, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts share in a $2 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee is charged for this facility, which is allocated among the participating Accounts. Interest associated with any borrowing under the credit facility will be charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 1999, there were no borrowings under the credit facility.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--MONEY MARKET ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999

                               SUMMARY BY INDUSTRY
                                      (000)

                                              VALUE         %
                                             ------      -------
SHORT TERM INVESTMENTS
  BANK NOTES ............................    $ 153,513    2.41%
  CERTIFICATES OF DEPOSIT ...............      317,508    4.98
  COMMERCIAL PAPER ......................    4,728,270   74.17
  MEDIUM TERM BONDS .....................      205,925    3.23
  U.S. GOVERNMENT & AGENCIES ............      392,324    6.15
  VARIABLE RATE NOTES ...................      571,397    8.96
                                            ----------  ------
TOTAL SHORT TERM INVESTMENTS
 (COST $6,372,484) ......................    6,368,937   99.90
                                            ----------  ------
TOTAL PORTFOLIO
 (COST $6,372,484) ......................    6,368,937   99.90
   OTHER ASSETS & LIABILITIES, NET ......        6,576    0.10
                                            ----------  ------
NET ASSETS ..............................   $6,375,513  100.00%
                                            ==========  =======

    =======================================================

                                                         VALUE
   PRINCIPAL                                             (000)
  -----------                                            ------

SHORT TERM INVESTMENTS--99.90%
 BANK NOTES--2.41%
                 FCC NATIONAL BANK
$25,400,000       4.940%, 08/24/99 ..............   $      25,387
 20,000,000         5.000%, 11/19/99 ............          19,959
 25,000,000         5.240%, 03/02/00 ............          24,906
                 FIRST NATIONAL BANK OF CHICAGO
 25,000,000         5.180%, 03/15/00 ............          24,893
                 KEY BANK
 20,000,000         5.650%, 06/26/00 ............          19,987
                 NATIONSBANK NA
 15,000,000         4.930%, 07/06/99 ............          15,000
                 SOUTHTRUST BANK NA
 23,500,000         5.160%, 03/27/00 ............          23,381
                                                   --------------
                                                          153,513
                                                   --------------
CERTIFICATES OF DEPOSIT--4.98%
                 CANADIAN IMPERIAL BANK OF COMMERCE
 20,000,000         5.000%, 01/27/00 ............          19,907
                 CHASE MANHATTAN BANK
 20,000,000         5.685%, 08/03/99 ............          20,009
                 COMMERZBANK AG.
 25,000,000         5.090%, 04/12/00 ............          24,852
                 DEUTSCHE BANK
  8,000,000         4.920%, 08/19/99 ............           7,998
 15,000,000         5.710%, 07/06/00 ............          14,994
                 DRESDNER BANK
 20,000,000         4.950%, 08/10/99 ............          19,999
 25,000,000         4.900%, 09/07/99 ............          24,980
                 FLEET NATIONAL BANK
 25,000,000         4.940%, 07/21/99 ............          24,999
 20,000,000         4.880%, 08/11/99 ............          19,994
                 MORGAN GUARANTY TRUST CO
  5,000,000         4.900%, 10/15/99 ............           4,991
                 NATIONAL WESTMINSTER BANK N.Y.
 25,000,000         5.175%, 03/15/00 ............          24,891
                 RABOBANK
 10,000,000         5.290%, 05/19/00 ............           9,953
                 TORONTO DOMINION BANK
 20,000,000        5.650%, 07/09/99 .............          20,003
 10,000,000         5.270%, 03/02/00 ............           9,964
                 WACHOVIA BANK, NATIONAL ASSOCIATION
 20,000,000         5.000%, 09/01/99 ............          19,988
                 WESTDEUTSCHE LANDESBANK
 50,000,000         4.950%, 08/16/99 ............          49,986
                                                   --------------
                                                          317,508
                                                   --------------
COMMERCIAL PAPER--74.17%
                 ABN AMRO NORTH AMERICA FINANCE, INC
 20,000,000         4.935%, 09/02/99 ............          19,814
 10,000,000         4.960%, 09/02/99 ............           9,907
 20,000,000         4.860%, 12/01/99 ............          19,541
                 AIR PRODUCTS & CHEMICALS, INC
 25,000,000         4.810%, 07/30/99 ............          24,899
 22,000,000         4.790%, 08/02/99 ............          21,903
 10,500,000         4.940%, 08/18/99 ............          10,428
  5,060,000         4.780%, 10/25/99 ............           4,973
                 AMERICAN EXPRESS CREDIT CORP
 30,000,000         4.800%, 07/07/99 ............          29,975
 25,000,000         4.780%, 09/07/99 ............          24,749
                 AMERICAN HOME PRODUCTS
 20,000,000       ~ 4.840%, 07/20/99 ............          19,948
 25,000,000       ~ 4.800%, 07/29/99 ............          24,903
 26,272,000       ~ 4.800%, 08/06/99 ............          26,140
  4,000,000       ~ 4.880%, 09/03/99 ............           3,962
                 AMERICAN TELEPHONE & TELEGRAPH CO
 50,000,000         4.800%, 07/26/99 ............          49,828
 40,000,000         4.810%, 07/27/99 ............          39,855
  6,000,000         4.830%, 08/06/99 ............           5,970
 30,000,000         4.830%, 08/09/99 ............          29,837
                 ASSET SECURITIZATION COOP CORP
 50,000,000       ~ 4.860%, 07/19/99 ............          49,879
 25,000,000       ~ 4.920%, 07/28/99 ............          24,908
 19,000,000       ~ 4.900%, 07/29/99 ............          18,928
 25,000,000       ~ 5.060%, 08/10/99 ............          24,862
  3,140,000       ~ 5.170%, 08/30/99                        3,112
                 ASSOCIATES CORP OF NORTH AMERICA
 20,000,000         4.900%, 07/06/99 ............          19,986
 10,000,000         4.920%, 08/09/99 ............           9,946
                 BANC ONE CORP
 50,000,000         4.850%, 07/01/99 ............          50,000
                 BEAR STEARNS CO, INC
 25,000,000       ~ 4.865%, 07/16/99 ............          24,949
 20,000,000       ~ 4.830%, 07/26/99 ............          19,931
                 BELLSOUTH CAPITAL FUNDING CORP
 30,000,000       ~ 4.860%, 07/07/99 ............          29,976
 10,465,000       ~ 5.000%, 08/02/99 ............          10,418
 20,000,000       ~ 5.080%, 08/06/99 ............          19,898
                 BELLSOUTH TELECOMMUNICATIONS, INC
 20,000,000         5.250%, 07/02/99 ............          19,997
 15,000,000         4.900%, 08/11/99 ............          14,916
                 BETA FINANCE, INC
  5,000,000       ~ 4.860%, 07/15/99 ............           4,991
  1,000,000       ~ 4.870%, 07/29/99 ............             996
 10,000,000       ~ 4.820%, 08/09/99 ............           9,946

                       See notes to financial statements.

                                                         VALUE
   PRINCIPAL                                             (000)
  -----------                                            ------

COMMERCIAL PAPER (CONTINUED)
  $ 550,000       ~ 4.870%, 08/16/99 ............       $     546
  9,000,000       ~ 4.920%, 09/02/99 ............           8,916
 14,146,000       ~ 4.870%, 09/08/99 ............          14,002
  4,704,000       ~ 4.870%, 09/13/99 ............           4,653
 13,500,000       ~ 4.860%, 09/20/99 ............          13,338
 10,000,000       ~ 4.830%, 10/22/99 ............           9,832
                 CAMPBELL SOUP CO
 22,600,000         4.720%, 07/23/99 ............          22,532
 25,000,000         4.810%, 12/10/99 ............          24,392
 15,000,000         4.840%, 01/31/00 ............          14,512
                 CARGILL GLOBAL FUNDING PLC
 25,000,000       ~ 4.820%, 07/08/99 ............          24,976
                 CAROLINA POWER & LIGHT CO
  9,477,000         4.790%, 07/09/99 ............           9,467
 15,000,000         5.220%, 11/22/99 ............          14,679
                 CATERPILLAR FINANCIAL SERVICES CORP
 16,000,000         4.810%, 07/09/99 ............          15,983
 16,500,000         4.980%, 10/04/99 ............          16,266
                 CIESCO LP
  5,000,000       ~ 4.800%, 07/01/99 ............           5,000
 15,000,000       ~ 4.800%, 07/07/99 ............          14,988
 15,000,000         4.830%, 07/12/99 ............          14,978
  9,300,000         4.830%, 07/20/99 ............           9,276
 23,000,000         4.890%, 07/21/99 ............          22,938
 20,000,000         4.900%, 08/02/99 ............          19,913
 50,000,000         5.100%, 08/20/99 ............          49,646
                 CIGNA CORP
 30,000,000         4.970%, 07/16/99 ............          29,938
                 CIT GROUP HOLDINGS, INC
 25,000,000         4.850%, 07/14/99 ............          24,956
                 CITIGROUP, INC
 30,000,000         4.960%, 07/16/99 ............          29,938
                 COCA COLA ENTERPRISES, INC
 15,000,000       ~ 4.920%, 07/09/99 ............          14,984
 15,000,000       ~ 4.840%, 07/12/99 ............          14,977
 20,000,000       ~ 4.890%, 07/20/99 ............          19,947
 10,000,000       ~ 5.050%, 08/05/99 ............           9,951
                 COMMERCIAL CREDIT CO
 25,000,000         4.850%, 07/07/99 ............          24,980
 10,000,000         4.890%, 07/16/99 ............           9,980
 10,000,000         4.900%, 07/23/99 ............           9,970
                 CORPORATE ASSET FUNDING CORP, INC
 50,000,000       ~ 4.810%, 07/12/99 ............          49,925
 10,000,000       ~ 4.810%, 07/16/99 ............           9,980
 20,000,000       ~ 4.890%, 07/28/99 ............          19,927
 30,000,000       ~ 4.950%, 08/12/99 ............          29,822
 40,000,000       ~ 5.070%, 08/24/99 ............          39,689
                 DAIMLERCHRYSLER NORTH AMERICA HOLDINGS
 10,000,000         4.850%, 07/30/99 ............           9,960
 21,075,000         4.840%, 08/02/99 ............          20,982
 25,000,000         4.940%, 09/14/99 ............          24,722
  5,500,000         5.070%, 09/14/99 ............           5,439
 10,000,000         4.810%, 10/14/99 ............           9,843
                 DELAWARE FUNDING CORP
  6,265,000       ~ 5.300%, 07/08/99 ............           6,259
  7,168,000       ~ 4.870%, 07/15/99 ............           7,154
 10,000,000       ~ 5.000%, 07/15/99 ............           9,981
  3,244,000       ~ 4.850%, 07/16/99 ............           3,237
 15,000,000       ~ 4.810%, 07/20/99 ............          14,961
 21,491,000       ~ 5.050%, 07/29/99 ............          21,407
 25,000,000       ~ 4.920%, 08/05/99 ............          24,880
 25,000,000       ~ 4.870%, 08/10/99 ............          24,860
 15,000,000       ~ 5.020%, 08/17/99 ............          14,900
 14,364,000       ~ 5.050%, 09/09/99 ............          14,216
                 DEUTSCHE BANK FINANCIAL, INC
$53,375,000         4.810%, 07/21/99 ............         $53,228
 10,000,000         4.805%, 08/10/99 ............           9,944
                 DUPONT (E.I.) DE NEMOURS & CO
 15,000,000         4.820%, 10/28/99 ............          14,734
 21,450,000         4.795%, 11/10/99 ............          21,028
 25,000,000         4.815%, 11/23/99 ............          24,461
                 EASTMAN KODAK CO
  8,650,000         4.800%, 07/13/99 ............           8,636
 14,000,000         4.790%, 07/16/99 ............          13,971
 19,450,000         4.800%, 07/22/99 ............          19,394
 20,000,000         4.790%, 08/03/99 ............          19,908
 10,000,000         4.800%, 08/09/99 ............           9,946
 23,000,000         4.790%, 08/13/99 ............          22,860
 20,000,000         4.800%, 08/19/99 ............          19,860
 15,000,000         4.890%, 09/23/99 ............          14,813
  6,000,000         4.950%, 10/05/99 ............           5,914
                 ENTERPRISE FUNDING CORP
 25,000,000       ~ 4.840%, 07/15/99 ............          24,952
 13,000,000       ~ 4.940%, 08/12/99 ............          12,923
 15,000,000       ~ 5.000%, 08/19/99 ............          14,895
  7,000,000       ~ 4.875%, 08/26/99 ............           6,943
                 EQUILON ENTERPRISES LLC
 25,000,000         4.810%, 07/06/99 ............          24,983
 20,000,000         4.840%, 07/13/99 ............          19,968
 20,000,000         4.850%, 07/13/99 ............          19,968
  5,100,000         4.860%, 07/13/99 ............           5,092
 10,000,000         4.900%, 07/22/99 ............           9,971
 20,000,000         4.860%, 08/03/99 ............          19,908
 15,000,000         5.100%, 08/04/99 ............          14,928
 13,800,000         4.970%, 08/23/99 ............          13,695
                 FORD MOTOR CREDIT CO
 50,000,000         4.800%, 07/08/99 ............          49,952
 20,000,000         4.810%, 07/08/99 ............          19,981
 20,000,000         4.790%, 07/09/99 ............          19,978
 10,000,000         4.830%, 07/12/99 ............           9,985
 11,700,000         4.900%, 07/20/99 ............          11,670
  4,100,000         4.820%, 07/26/99 ............           4,086
 15,000,000         5.030%, 09/03/99 ............          14,858
                 FORTUNE BRANDS, INC
  9,000,000       ~ 4.800%, 07/08/99 ............           8,991
 30,000,000       ~ 4.880%, 07/08/99 ............          29,972
 10,000,000       ~ 4.900%, 08/04/99 ............           9,954
 15,000,000       ~ 4.790%, 08/09/99 ............          14,918
 12,000,000       ~ 4.790%, 08/12/99 ............          11,929
 10,000,000       ~ 4.840%, 08/26/99 ............           9,918
 16,581,000       ~ 4.850%, 08/26/99 ............          16,445
 14,000,000       ~ 4.850%, 08/30/99 ............          13,876
                 GENERAL ELECTRIC CAPITAL CORP
 25,000,000         4.830%, 07/13/99 ............          24,959
  7,025,000         4.800%, 08/26/99 ............           6,967
 18,000,000         4.810%, 09/08/99 ............          17,816
 20,000,000         4.800%, 10/06/99 ............          19,710
                 GENERAL MILLS
  9,525,000         4.970%, 11/29/99 ............           9,309
  8,500,000         4.970%, 12/02/99 ............           8,303
                 GENERAL MOTORS ACCEPTANCE CORP
 25,000,000         4.810%, 07/14/99 ............          24,956
 13,000,000         4.840%, 07/29/99 ............          12,950
 50,000,000         4.910%, 07/30/99 ............          49,802
 30,000,000         4.860%, 08/06/99 ............          29,850
 10,000,000         4.880%, 08/18/99 ............           9,932
                 GEORGIA POWER CO
 16,300,000         5.000%, 07/21/99 ............          16,255


                       See notes to financial statements.

                                                         VALUE
   PRINCIPAL                                             (000)
  -----------                                            ------

COMMERCIAL PAPER (CONTINUED)
                 GOLDMAN SACHS GROUP LP
$30,000,000        4.880%, 07/01/99 .............         $30,000
 25,950,000         5.050%, 09/21/99 ............          25,635
 20,000,000         5.080%, 09/22/99 ............          19,754
                 GTE FUNDING, INC
 11,596,000         5.030%, 07/16/99 ............          11,572
 28,300,000         5.100%, 07/19/99 ............          28,228
                 HEINZ (H.J.) CO
 12,500,000         4.800%, 07/15/99 ............          12,476
                 HERSHEY FOODS CORP
 44,300,000         5.050%, 09/03/99 ............          43,881
                 J.P. MORGAN & CO
 10,000,000         5.020%, 08/31/99 ............           9,910
  4,225,000         4.830%, 11/08/99 ............           4,143
 10,000,000         4.820%, 12/10/99 ............           9,757
                 JOHNSON & JOHNSON CO
 32,500,000       ~ 4.840%, 07/15/99 ............          32,438
 25,425,000       ~ 5.030%, 11/01/99 ............          24,959
                 KEYCORP
 25,000,000         4.940%, 08/03/99 ............          24,885
                 KIMBERLY-CLARK WORLDWIDE, INC
 19,725,000       ~ 5.000%, 07/26/99 ............          19,657
                 LUCENT TECHNOLOGIES, INC
  9,517,000         5.000%, 07/30/99 ............           9,479
                 MCCORMICK & CO, INC
 10,000,000         4.780%, 08/24/99 ............           9,922
    575,000         4.850%, 09/07/99 ............             569
  6,425,000         4.890%, 10/22/99 ............           6,317
                 MCGRAW-HILL COS, INC
 36,150,000         4.830%, 07/06/99 ............          36,125
  8,800,000         4.820%, 07/27/99 ............           8,768
 12,960,000         4.790%, 08/10/99 ............          12,887
  9,700,000         4.850%, 08/11/99 ............           9,644
    483,000         4.850%, 08/18/99 ............             480
 15,000,000         5.150%, 08/25/99 ............          14,882
 19,000,000         5.040%, 09/16/99 ............          18,783
  8,373,000         5.050%, 09/27/99 ............           8,264
 15,000,000         5.170%, 09/28/99 ............          14,802
                 MERRILL LYNCH & CO, INC
 20,000,000         5.020%, 07/20/99 ............          19,947
                 MOTIVA ENTERPRISES LLC
 10,000,000         4.850%, 07/16/99 ............           9,980
 20,000,000         4.800%, 07/19/99 ............          19,950
 15,000,000         4.860%, 07/23/99 ............          14,955
 20,000,000         4.890%, 07/23/99 ............          19,940
 25,000,000         4.890%, 08/05/99 ............          24,878
 10,000,000         5.020%, 08/11/99 ............           9,943
 15,000,000         5.010%, 08/13/99 ............          14,910
 14,000,000         5.030%, 08/23/99 ............          13,894
                 MOTOROLA CREDIT CORP
  5,000,000         4.810%, 07/02/99 ............           4,999
 23,750,000         4.830%, 07/02/99 ............          23,747
 30,000,000         4.800%, 07/23/99 ............          29,909
                 MOTOROLA, INC
 30,000,000         4.800%, 07/29/99 ............          29,883
                 NATIONAL FUEL GAS CO
 10,600,000         5.850%, 07/01/99 ............          10,600
  5,000,000         5.000%, 07/20/99 ............           4,987
 10,000,000         5.200%, 07/22/99 ............           9,970
  5,200,000         5.220%, 08/04/99 ............           5,174
  5,000,000         5.020%, 08/10/99 ............           4,971
 15,000,000         5.100%, 08/16/99 ............          14,900
                 NATIONAL RURAL UTILITIES COOP FINANCE
 20,000,000         4.790%, 07/09/99 ............          19,978
 15,000,000         4.830%, 07/21/99 ............          14,959
 31,000,000         4.835%, 07/22/99 ............          30,911
 10,000,000         4.820%, 07/23/99 ............           9,970
  6,500,000         4.810%, 07/27/99 ............           6,477
 30,000,000         4.790%, 08/04/99 ............          29,858
 22,800,000         4.800%, 08/12/99 ............          22,665
 15,000,000         4.850%, 08/20/99 ............          14,893
                 NEWELL RUBBERMAID, INC
 23,700,000       ~ 4.870%, 07/14/99 ............          23,658
 20,000,000       ~ 5.000%, 07/22/99 ............          19,942
                 NORTHERN INDIANA PUBLIC SERVICE CO
 25,000,000         5.000%, 07/23/99 ............          24,924
                 NORTHERN STATES POWER CO
 29,500,000         4.850%, 08/16/99 ............          29,308
                 PACCAR FINANCIAL CORP
  7,500,000         4.870%, 07/07/99 ............           7,494
 13,000,000         5.000%, 07/09/99 ............          12,986
  6,900,000         5.000%, 07/20/99 ............           6,882
 24,700,000         4.790%, 07/22/99 ............          24,629
  3,000,000         4.800%, 08/11/99 ............           2,983
 15,000,000         4.900%, 08/11/99 ............          14,913
 19,000,000         5.115%, 09/22/99 ............          18,766
 21,000,000         5.115%, 09/24/99 ............          20,736
 10,000,000         4.700%, 10/08/99 ............           9,852
                 PACIFICORP
 25,000,000         4.800%, 07/07/99 ............          24,979
 25,000,000         4.890%, 07/15/99 ............          24,952
                 PARK AVENUE RECEIVABLES CORP
  5,000,000       ~ 4.870%, 07/06/99 ............           4,997
 43,000,000       ~ 4.960%, 07/12/99 ............          42,935
 13,000,000       ~ 4.930%, 07/19/99 ............          12,968
 20,272,000       ~ 5.125%, 07/23/99 ............          20,209
 10,184,000       ~ 5.050%, 07/26/99 ............          10,148
 30,000,000       ~ 4.820%, 07/27/99 ............          29,892
 16,500,000       ~ 5.070%, 08/13/99 ............          16,400
 12,000,000       ~ 5.300%, 09/02/99 ............          11,888
                 PFIZER, INC
 37,900,000       ~ 4.850%, 07/06/99 ............          37,874
 21,700,000       ~ 4.950%, 07/12/99 ............          21,667
 50,000,000       ~ 4.960%, 07/28/99 ............          49,814
                 PORTLAND GENERAL ELECTRIC CO
 10,000,000         4.910%, 07/09/99 ............           9,989
 10,200,000         4.800%, 07/13/99 ............          10,183
 10,000,000         4.900%, 07/16/99 ............           9,980
  5,000,000         4.900%, 07/20/99 ............           4,987
 10,000,000         4.900%, 07/27/99 ............           9,965
  5,900,000         5.280%, 08/06/99 ............           5,869
                 PROCTOR & GAMBLE CO
  9,000,000         5.000%, 08/09/99 ............           8,951
                 RECEIVABLES CAPITAL CORP
 18,088,000       ~ 4.860%, 07/06/99 ............          18,076
 30,000,000       ~ 4.820%, 07/07/99 ............          29,975
 20,000,000       ~ 4.820%, 07/08/99 ............          19,981
  2,993,000       ~ 4.870%, 07/14/99 ............           2,988
 25,101,000       ~ 4.963%, 08/04/99 ............          24,983
 22,000,000       ~ 5.080%, 08/18/99 ............          21,850
  7,000,000       ~ 5.070%, 08/23/99 ............           6,947
 25,000,000       ~ 4.960%, 09/03/99 ............          24,763
                 SAINT PAUL COS, INC
 20,000,000       ~ 4.870%, 07/02/99 ............          19,997
 20,000,000       ~ 4.930%, 07/12/99 ............          19,970
 20,000,000       ~ 4.870%, 07/14/99 ............          19,965
 11,825,000       ~ 5.000%, 07/29/99 ............          11,779
                 SALOMON SMITH BARNEY HOLDINGS, INC
 25,000,000         4.890%, 08/02/99 ............          24,889
                 SC JOHNSON & SON, INC
  9,400,000       ~ 5.000%, 07/07/99 ............           9,392
  8,000,000       ~ 4.810%, 07/12/99 ............           7,988

                       See notes to financial statements.

                                                         VALUE
   PRINCIPAL                                             (000)
  -----------                                            ------

COMMERCIAL PAPER (CONTINUED)
$ 8,000,000       ~ 4.860%, 07/13/99 ............         $ 7,987
  8,000,000       ~ 4.850%, 07/19/99 ............           7,980
  6,300,000       ~ 4.860%, 07/19/99 ............           6,285
 15,000,000       ~ 5.070%, 07/27/99 ............          14,945
 10,000,000       ~ 5.100%, 08/03/99 ............           9,953
 10,000,000       ~ 5.100%, 08/10/99 ............           9,943
  3,350,000       ~ 5.120%, 08/17/99 ............           3,328
 15,000,000       ~ 5.090%, 08/23/99 ............          14,886
                 SCHERING CORP
 21,700,000         4.820%, 07/28/99 ............          21,619
  1,500,000         4.880%, 08/10/99 ............           1,492
 17,000,000         5.180%, 10/05/99 ............          16,756
                 SEARS ROEBUCK ACCEPTANCE CORP
 40,000,000         4.900%, 07/26/99 ............          39,864
                 SWEDISH EXPORT CREDIT CORP
 20,000,000         4.800%, 09/16/99 ............          19,772
                 THE STANLEY WORKS
 12,000,000       ~ 4.800%, 07/13/99 ............          11,980
  3,500,000       ~ 4.800%, 07/19/99 ............           3,491
 12,500,000       ~ 4.800%, 08/05/99 ............          12,439
                 TORONTO DOMINION HOLDINGS (U.S.)
 20,000,000         4.900%, 11/22/99 ............          19,571
 25,000,000         4.850%, 11/30/99 ............          24,429
 25,000,000         5.060%, 12/06/99 ............          24,407
                 UBS FINANCE, INC (DELAWARE)
 10,000,000         4.800%, 07/08/99 ............           9,990
 10,000,000         4.900%, 10/12/99 ............           9,846
                 WALT DISNEY CO
 16,000,000         4.830%, 09/24/99 ............          15,799
  8,000,000         4.780%, 10/27/99 ............           7,859
 15,326,000         4.790%, 11/09/99 ............          15,027
 20,000,000         4.870%, 11/17/99 ............          19,586
 22,850,000         4.795%, 11/19/99 ............          22,371
 11,100,000         4.800%, 11/19/99 ............          10,867
                 WARNER-LAMBERT CO
 40,000,000       ~ 4.830%, 08/17/99 ............          39,732
                 XEROX CAPITAL PLC (EUROPE)
 40,375,000         5.000%, 07/27/99 ............          40,224
                                                     ------------
                                                        4,728,270
                                                     ------------
MEDIUM TERM BONDS--3.23%
                 ABBEY NATIONAL TREASURY SERVICES
 20,000,000         5.050%, 04/17/00 ............          19,884
                 AIR PRODUCTS & CHEMICALS, INC
  8,000,000         6.010%, 12/15/99 ............           8,015
                 BETA FINANCE, INC
 10,000,000         5.130%, 01/11/00 ............           9,965
 10,000,000         5.400%, 06/01/00 ............           9,975
                 CHASE MANHATTAN CORP
  8,000,000         7.580%, 07/23/99 ............           8,011
                 CHRYSLER FINANCIAL CORP
  6,000,000         6.375%, 01/28/00 ............           6,021
                 CIT GROUP HOLDINGS, INC
  5,000,000         6.250%, 09/30/99 ............           5,008
  3,105,000         5.875%, 12/09/99 ............           3,107
  4,850,000         6.800%, 04/17/00 ............           4,884
                 DUPONT (E.I.) DE NEMOURS CO
 10,000,000         5.079%, 04/03/00 ............           9,953
                 FLORIDA POWER & LIGHT CO
  4,850,000         5.375%, 04/01/00 ............           4,831
                 FLORIDA POWER CORP
 10,000,000         6.500%, 12/01/99 ............          10,049
                 FORD MOTOR CREDIT CO
 15,941,000         6.375%, 09/15/99 ............          15,967
                 GENERAL MOTORS ACCEPTANCE CORP
  5,500,000         6.700%, 04/17/00 ............           5,535
                 JOHN DEERE CAPITAL CORP
 22,372,000         6.500%, 09/20/99 ............          22,410
                 PACCAR FINANCIAL CORP
  5,000,000         6.290%, 09/15/99 ............           5,007
 15,000,000         5.540%, 06/15/00 ............          14,955
                 PACIFICORP
  5,000,000         7.110%, 01/20/00 ............           5,020
                 PITNEY BOWES CREDIT CORP
  2,500,000         6.540%, 07/15/99 ............           2,501
                 XEROX CREDIT CORP
 25,000,000         5.113%, 03/21/00 ............          24,858
 10,000,000         5.320%, 03/31/00 ............           9,969
                                                     ------------
                                                          205,925
                                                     ------------
U.S. GOVERNMENT & AGENCIES--6.15%
                 FEDERAL FARM CREDIT BANK
 50,000,000         4.875%, 09/01/99 ............          49,972
  4,700,000         4.700%, 11/08/99 ............           4,611
  4,050,000         4.573%, 12/15/99 ............           3,952
  7,400,000         4.610%, 12/15/99 ............           7,221
    200,000         4.700%, 01/28/00 ............             194
                 FEDERAL HOME LOAN BANK
 10,518,000         4.750%, 09/29/99 ............          10,380
 23,000,000         4.770%, 02/08/00 ............          22,261
 10,000,000         5.125%, 03/16/00 ............           9,969
    995,000         4.800%, 04/28/00 ............             951
                 FEDERAL HOME LOAN MORTGAGE CORP
  4,740,000         4.770%, 08/27/99 ............           4,702
  1,150,000         4.750%, 09/09/99 ............           1,139
 15,150,000         4.780%, 09/09/99 ............          15,000
 14,850,000         4.900%, 09/10/99 ............          14,701
  7,250,000         4.746%, 09/24/99 ............           7,163
 20,000,000         5.110%, 01/21/00 ............          19,410
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 16,975,000         4.870%, 09/01/99 ............          16,826
 25,000,000         4.810%, 09/07/99 ............          24,759
  4,715,000         4.680%, 10/01/99 ............           4,652
 39,000,000         4.735%, 10/08/99 ............          38,439
 15,600,000         4.910%, 11/19/99 ............          15,281
 50,000,000         4.730%, 12/15/99 ............          48,791
 35,000,000         4.680%, 12/27/99 ............          34,094
 38,000,000         5.050%, 05/12/00 ............          37,856
                                                     ------------
                                                          392,324
                                                     ------------
VARIABLE RATE NOTES--8.96%
                 ABBEY NATIONAL TREASURY SERVICES
 25,000,000         4.790%, 07/20/99 ............          24,999
                 AIR PRODUCTS & CHEMICALS, INC
 23,500,000         5.101%, 10/25/99 ............          23,500
                 AMERICAN EXPRESS CENTURION BANK
 15,000,000         4.950%, 02/14/00 ............          14,997
 20,000,000         4.960%, 04/17/00 ............          19,992
 20,000,000         4.950%, 05/19/00 ............          19,994
 19,000,000         4.960%, 06/01/00 ............          18,992
                 ASSET SECURITIZATION COOP CORP
 15,000,000         5.095%, 03/10/00 ............          14,997
                 BANK OF MONTREAL
  9,000,000         4.960%, 07/22/99 ............           8,999
 25,000,000         5.960%, 07/22/99 ............          24,998
                 BETA FINANCE, INC
 20,000,000         5.120%, 04/17/00 ............          19,994
 25,000,000         4.960%, 05/25/00 ............          24,995
                 CHASE MANHATTAN CORP
 10,000,000         4.960%, 01/20/00 ............           9,998
                 COLGATE-PALMOLIVE CO
 20,000,000         4.888%, 08/25/99 ............          19,996

                       See notes to financial statements.

                                                         VALUE
   PRINCIPAL                                             (000)
  -----------                                            ------

VARIABLE RATE NOTES--(CONTINUED)
                 FIRST UNION NATIONAL BANK NC
$25,000,000         5.150%, 08/20/99 ............        $ 24,996
 25,000,000         5.150%, 09/24/99 ............          24,995
                 FLEET NATIONAL BANK
 21,000,000         5.070%, 04/17/00 ............          20,996
                 GENERAL MOTORS ACCEPTANCE CORP
 14,000,000         4.913%, 03/02/00 ............          13,997
                 HOUSEHOLD FINANCE CORP
 25,000,000         5.177%, 07/19/99 ............          25,000
                 INTERNATIONAL BUSINESS MACHINES CORP
 25,000,000         4.950%, 10/19/99 ............          24,998
 20,000,000         4.965%, 10/21/99 ............          19,998
                 J.P. MORGAN & CO
 10,000,000         4.842%, 07/07/99 ............          10,000
                 PEPSICO, INC
 25,000,000         4.837%, 08/19/99 ............          24,996
                 PNC BANK NA
 20,000,000         5.015%, 07/27/99 ............          19,999
  5,000,000         4.963%, 10/13/99 ............           5,000
                 ROYAL BANK OF CANADA
 25,000,000         4.795%, 07/06/99 ............          25,000
 25,000,000         4.790%, 09/10/99 ............          24,993
                 SOUTHTRUST
 10,000,000         4.890%, 05/17/00 ............           9,990
                 STUDENT LOAN MARKETING ASSOCIATION
 25,000,000         4.910%, 10/20/99 ............          24,993
                 U.S. BANCORP
 25,000,000         4.885%, 09/13/99 ............          24,995
                                                      -----------
                                                          571,397
                                                      -----------
              TOTAL SHORT TERM INVESTMENTS
                 (Cost $6,372,484) ..............       6,368,937
                                                      -----------
              TOTAL PORTFOLIO
                 (Cost $6,372,484) ..............      $6,368,937
                                                      ===========

-----------------
~ Commerical  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
            STATEMENT OF INVESTMENTS--BOND MARKET ACCOUNT (Unaudited)
                                  JUNE 30, 1999

                       SUMMARY BY INDUSTRY
                              (000)

                                               VALUE        %
                                             ---------   -------

BONDS
 CORPORATE BONDS
  ASSET BACKED .............................  $144,444    4.72%
  BUSINESS SERVICES ........................     9,859    0.32
  CHEMICALS AND ALLIED PRODUCTS ............    14,440    0.47
  COMMUNICATIONS ...........................   123,105    4.02
  DEPOSITORY INSTITUTIONS ..................    62,998    2.06
  ELECTRIC, GAS, AND SANITARY SERVICES .....   136,027    4.44
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT ..     8,890    0.29
  FOOD AND KINDRED PRODUCTS ................    32,555    1.06
  FOOD STORES ..............................    12,678    0.41
  GENERAL MERCHANDISE STORES ...............     5,007    0.16
  INDUSTRIAL MACHINERY AND EQUIPMENT .......    16,213    0.53
  INSTRUMENTS AND RELATED PRODUCTS .........     4,974    0.16
  INSURANCE CARRIERS .......................    20,434    0.67
  MOTION PICTURES ..........................    12,931    0.42
  NONDEPOSITORY INSTITUTIONS ...............   108,125    3.53
  OIL AND GAS EXTRACTION ...................    10,485    0.34
  OTHER MORTGAGE BACKED SECURITIES .........    64,409    2.10
  PAPER AND ALLIED PRODUCTS ................     4,744    0.16
  PETROLEUM AND COAL PRODUCTS ..............    46,462    1.52
  PRINTING AND PUBLISHING ..................    30,730    1.00
  RAILROAD TRANSPORTATION ..................    10,511    0.34
  SECURITY AND COMMODITY BROKERS ...........    15,591    0.51
  TOBACCO PRODUCTS .........................     6,411    0.21
  TRANSPORTATION BY AIR ....................    10,006    0.33
  TRANSPORTATION EQUIPMENT .................     4,724    0.16
  WHOLESALE TRADE-NONDURABLE GOODS .........     9,342    0.31
                                            ----------  ------
 TOTAL CORPORATE BONDS
  (COST  $951,821) .........................   926,095   30.24
                                            ----------  ------
 GOVERNMENT BONDS
  AGENCY SECURITIES ........................   336,728   10.99
  FOREIGN GOVERNMENT BONDS .................    59,566    1.95
  GOVERNMENT BONDS .........................        20    0.00
  MORTGAGE BACKED SECURITIES ............... 1,164,838   38.03
  OTHER MORTGAGE BACKED SECURITIES .........     1,963    0.06
  U.S. TREASURY SECURITIES .................   438,081   14.30
                                            ----------  ------
 TOTAL GOVERNMENT BONDS
  (COST  $2,028,151) ....................... 2,001,196   65.33
                                            ----------  ------
 TOTAL BONDS
  (COST $2,979,972) ........................ 2,927,291   95.57
                                            ----------  ------
 SHORT TERM INVESTMENTS
  COMMERCIAL PAPER .........................   579,074   18.91
  INVESTMENTS OF CASH COLLATERAL FOR
   SECURITIES LOANED .......................   318,181   10.39
                                            ----------  ------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $897,419) ..........................   897,255   29.30
                                            ----------  ------
 TOTAL PORTFOLIO
  (Cost $3,877,391) ........................ 3,824,546  124.87
   OTHER ASSETS & LIABILITIES, NET .........  (761,684) (24.87)
                                            ----------  ------
NET ASSETS .................................$3,062,862  100.00%
                                            ==========  ======

    ========================================================

                                                          VALUE
  PRINCIPAL                                   RATINGS+    (000)
 -----------                                 ---------   -------

BONDS--95.57%
CORPORATE BONDS--30.24%
 ASSET BACKED--4.72%
                 ADVANTA MORTGAGE LOAN TRUST
                  SERIES 1998-1 (CLASS A3)
$23,000,000        6.270%, 12/25/17 ..........  AAA      $22,896
                 AMERICAN EXPRESS CREDIT
                  ACCOUNT MASTER TRUST
                  SERIES 1999-1 (CLASS A)
  1,000,000        5.600%, 11/15/06 ..........  AAA          967
                 AMRESCO RESIDENTIAL SECURITIES
                  MORTGAGE LOAN TRUST
                  SERIES 1997-2 (CLASS A3)
  1,549,107        6.795%, 12/25/20 ..........  AAA        1,547
                 BLOCK MORTGAGE FINANCE, INC
                  SERIES 1997-1 (CLASS A-2)
  1,793,227        6.850%, 10/25/11 ..........  AAA        1,791
                 CASE EQUIPMENT LOAN TRUST
                  SERIES 1999-A (CLASS A4)
 17,500,000        5.770%, 08/15/05 ..........  AAA       17,171
                 CHASE CREDIT CARD MASTER TRUST
                  SERIES 1997-2 (CLASS B)
 10,000,000        6.450%, 04/15/03 ..........   A2       10,073
                 CITIBANK CREDIT CARD MASTER
                  TRUST I SERIES 1999-2 (CLASS A)
  4,800,000        5.875%, 03/10/11 ..........  AAA        4,470
                 COMED TRANSITIONAL FUNDING
                  TRUST SERIES 1998-1 (CLASS A5)
 10,000,000        5.440%, 03/25/07 ..........  AAA        9,556
                 FIRST ALLIANCE MORTGAGE LOAN
                  TRUST SERIES 1997-3 (CLASS A1)
  2,471,578        6.935%, 12/20/28 ..........  AAA        2,482
                 GE CAPITAL MORTGAGE SERVICES, INC
                  SERIES 1999-HE1 (CLASS A3)
 20,300,000        6.035%, 06/25/20 ..........  AAA       19,995
                 GREEN TREE HOME EQUITY LOAN
                  TRUST SERIES 1998-C (CLASS A3)
 26,340,000        6.180%, 07/15/29 ..........  AAA       26,241
                 GREEN TREE HOME EQUITY LOAN
                  TRUST SERIES 1999-A (CLASS A2)
  9,000,000        5.780%, 02/15/14 ..........  AAA        8,916
                 HELLER EQUIPMENT ASSET
                  RECEIVABLES TRUST
                  SERIES 1999-1 (CLASS A4)
  9,845,216        5.620%, 12/13/04 ..........  AAA        9,599
                 MBNA MASTER CREDIT CARD TRUST
                  SERIES 1999-B (CLASS A)
  5,000,000        5.900%, 08/15/11 ..........  AAA        4,698
                 NATIONSBANK AUTO GRANTOR TRUST
                  SERIES 1995-A (CLASS A)
    199,344        5.850%, 06/15/02 ..........  AAA          199
                 TOYOTA AUTO RECEIVABLES GRANTOR
                  TRUST SERIES 1997-A (CLASS B)
  1,299,723        6.600%, 04/15/02 ..........   A2        1,303
                 VANDERBILT MORTGAGE & FINANCE
                  SERIES 1997-A (CLASS A-2)
  2,533,683        6.525%, 12/07/28 ..........  AAA        2,540
                                                     -----------
                                                         144,444
                                                     -----------

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                       See notes to financial statements.

                                                          VALUE
  PRINCIPAL                                   RATINGS+    (000)
 -----------                                 ---------   -------

BUSINESS SERVICES--0.32%
                 COMDISCO, INC (SR NOTE)
$10,000,000        6.000%, 01/30/02 .......... BAA1  $     9,859
                                                     -----------
CHEMICALS AND ALLIED PRODUCTS--0.47%
                 ABBOTT LABORATORIES NOTE
  5,000,000        5.400%, 09/15/08 ..........  AA1        4,594
                 MONSANTO CO NOTE
  5,000,000      ! 5.750%, 12/01/05 ..........   A2        4,747
                 ROHM & HAAS CO DEB
  5,000,000      ! 7.850%, 07/15/29 ..........   A3        5,099
                                                     -----------
                                                          14,440
                                                     -----------
COMMUNICATIONS--4.02%
                 BELLSOUTH TELECOMMUNICATIONS
                  NOTE
 10,000,000     [] 6.500%, 06/15/05 ..........  AAA        9,944
                 COMCAST CELLULAR HOLDINGS
                  (SR NOTE)
 10,500,000        9.500%, 05/01/07 ..........   A2       11,708
                 CONTINENTAL CABLEVISION
                  (SR NOTE)
  5,000,000        8.300%, 05/15/06 .......... BAA3        5,312
                 ELECTRIC LIGHTWAVE, INC NOTE
 10,000,000      ! 6.050%, 05/15/04 ..........   A2        9,756
                 GTE CORP DEB
 10,000,000        6.940%, 04/15/28 .......... BAA1        9,466
                 JONES INTERCABLE, INC (SR NOTE)
 12,500,000        9.625%, 03/15/02 ..........  BA1       13,375
                 LENFEST COMMUNICATIONS NOTE
 10,000,000        8.375%, 11/01/05 ..........  BA2       10,444
  5,000,000        8.250%, 02/15/08 ..........   B2        5,169
                 LIBERTY MEDIA GROUP DEB
  5,000,000     ^! 7.875%, 07/15/09 .......... BAA3        5,036
                 MCI COMMUNICATIONS CORP
                  (SR NOTE)
 10,000,000        6.500%, 04/15/10 .......... BAA2        9,584
                 QWEST COMMUNICATIONS
                  INTERNATIONAL, INC (SR NOTE)
 11,000,000        7.500%, 11/01/08 ..........  BA1       10,999
                 U.S. WEST CAPITAL FUNDING, INC
  7,800,000        6.125%, 07/15/02 .......... BAA1        7,696
  8,500,000        6.875%, 07/15/28 .......... BAA1        7,768
                 WORLDCOM, INC (SR NOTE)
  7,000,000        6.400%, 08/15/05 ..........   A3        6,848
                                                     -----------
                                                         123,105
                                                     -----------
DEPOSITORY INSTITUTIONS--2.06%
                 AMSOUTH BANCORP (SUB NOTE)
 10,000,000        6.125%, 03/01/09 ..........   A3        9,207
                 AMSOUTH BANK OF ALABAMA
                  (SUB DEB)
  5,000,000        6.450%, 02/01/18 ..........   A1        4,744
                 DIME BANCORP, INC (SR NOTE) (NEW)
 11,000,000        6.375%, 01/30/01 ..........  BA1       10,986
                 FIRST UNION CORP NOTE
 10,000,000        6.625%, 06/15/04 ..........   A1        9,997
                 FLEET NATIONAL BANK (SUB NOTE)
 10,000,000        5.750%, 01/15/09 ..........   A2        9,041
                 HSBC HOLDINGS PLC (SUB NOTE)
  9,000,000      ^ 7.500%, 07/15/09 ..........   A2        9,082
                 U.S. BANCORP (SR NOTE)
 10,000,000        6.500%, 06/15/04 ..........   A1        9,941
                                                     -----------
                                                          62,998
                                                     -----------
ELECTRIC, GAS, AND SANITARY SERVICES--4.44%
                 CAITHNESS COSO FUND CORP NOTE
 10,000,000      ! 6.800%, 12/15/01 ..........  BA1        9,913
                 CLEVELAND ELECTRIC ILLUMINATING
                  (SR NOTE)
  6,000,000        7.430%, 11/01/09 ..........  BA1        5,954
                 CLEVELAND ELECTRIC TOLEDO
                  EDISON NOTE
  5,000,000        7.190%, 07/01/00 ..........  BA1        5,016
                 CMS PANHANDLE HOLDINGS CO
                  (SR NOTE)
 10,000,000       ! 6.125%, 03/15/04 ......... BAA3        9,710
                 COASTAL CORP (SR NOTE)
 11,490,000        10.000%, 02/01/01 ......... BAA2       12,116
                 CONSUMERS ENERGY CO NOTE
  5,000,000        6.200%, 05/01/03 .......... BAA3        4,873
                 EL PASO ELECTRIC CO
                  (FIRST MORTGAGE BOND)
  5,000,000        8.900%, 02/01/06 ..........  BA1        5,429
                 EL PASO ENERGY CORP (SR NOTE)
 10,000,000        12.000%, 12/15/00 ......... BAA3       10,480
                 GEORGIA POWER CO (SR NOTE)
 10,000,000     [] 5.500%, 12/01/05 ..........   A2        9,363
                 KN ENERGY, INC (SR NOTE)
  7,000,000        6.450%, 11/30/01 .......... BAA2        6,970
                 MIDAMERICAN ENERGY
                  HOLDINGS DEB
 12,500,000        8.480%, 09/15/28 .......... BAA3       13,340
                 MONONGAHELA POWER CO
                  (FIRST MORTGAGE BOND)
  3,000,000        8.625%, 11/01/21 ..........   A1        3,169
                 NATIONAL RURAL UTILITIES TRUST
  5,000,000        5.000%, 10/01/02 ..........  AA3        4,813
                 NIAGARA MOHAWK POWER CO NOTE
 10,000,000        7.125%, 07/01/01 .......... BAA3       10,053
  4,500,000        5.875%, 09/01/02 .......... BAA2        4,434
                 PUGET SOUND ENERGY, INC
                  (SR DEB)
  5,000,000        7.020%, 12/01/27 .......... BAA1        4,816
                 TEXAS-NEW MEXICO POWER NOTE
  2,000,000        9.250%, 09/15/00 .......... BAA2        2,066
  3,000,000        6.250%, 01/15/09 .......... BAA2        2,746
                 TXU EASTERN HOLDINGS NOTE
  6,000,000      ! 6.450%, 05/15/05 .......... BAA1        5,796
                 U.S.A. WASTE SERVICES, INC NOTE
  5,000,000        6.125%, 07/15/01 .......... BAA2        4,970
                                                     -----------
                                                         136,027
                                                     -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.29%
                 MOTOROLA, INC DEB
 10,000,000        6.500%, 11/15/28 ..........  AA3        8,890
                                                     -----------
 FOOD AND KINDRED PRODUCTS--1.06%
                 COCA COLA (PUTABLE ASSET TRUST)
  5,000,000     !  6.000%, 03/15/01 ..........   A3        4,975
                 DIAGEO CAPITAL PLC NOTE
 10,000,000        6.625%, 06/24/04 ..........   A1       10,013
                 SEAGRAM JOSEPH & SONS
                  (GUARANTEE NOTE)
 10,000,000        5.790%, 04/15/01 .......... BAA3        9,816
  8,000,000        6.625%, 12/15/05 .......... BAA3        7,751
                                                     -----------
                                                          32,555
                                                     -----------
FOOD STORES--0.41%
                 SAFEWAY, INC NOTE
 12,750,000        5.750%, 11/15/00 .......... BAA2       12,678
                                                     -----------

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                       See notes to financial statements.

                                                          VALUE
  PRINCIPAL                                   RATINGS+    (000)
 -----------                                 ---------   -------

GENERAL MERCHANDISE STORES--0.16%
                 DAYTON HUDSON CO NOTE
$ 5,000,000        5.950%, 06/15/00 ..........   A3      $ 5,007
                                                     -----------
INDUSTRIAL MACHINERY AND EQUIPMENT--0.53%
                 CATERPILLAR, INC DEB
  6,150,000        9.750%, 06/01/19 ..........   A2        6,450
                 XEROX CAPITAL PLC (EUROPE)
                  (GUARANTEE NOTE)
 10,000,000        5.875%, 05/15/04 ..........   A2        9,763
                                                     -----------
                                                          16,213
                                                     -----------
INSTRUMENTS AND RELATED PRODUCTS--0.16%
                 RAYTHEON CO DEB
  5,500,000        6.400%, 12/15/18 .......... BAA1        4,974
                                                     -----------
INSURANCE CARRIERS--0.67%
                 ASSOCIATED P&C HOLDINGS, INC
                  (SR NOTE)
  5,000,000        6.750%, 07/15/03 .......... BAA1        4,866
                 SAFECO CAPITAL TRUST I
                  (GUARANTEE DEB)
  5,000,000        8.072%, 07/15/37 ..........   A3        4,743
                 SUNAMERICA INSTITUTIONAL
                  FUND NOTE
 10,000,000        5.750%, 02/16/09 ..........  AAA        9,344
                 VESTA INSURANCE GROUP, INC DEB
  2,175,000        8.750%, 07/15/25 ..........   B2        1,481
                                                     -----------
                                                          20,434
                                                     -----------
MOTION PICTURES--0.42%
                 TIME WARNER ENTERTAINMENT DEB
 10,515,000        10.150%, 05/01/12 ......... BAA2       12,931
                                                     -----------
NONDEPOSITORY INSTITUTIONS--3.53%
                 ARISTAR, INC (SR NOTE)
 10,000,000        6.000%, 05/15/02 ..........   A3        9,869
  9,000,000     [] 7.250%, 06/15/06 ..........   A3        9,040
                 AT & T CAPITAL CORP
                  (GUARANTEE NOTE)
 10,000,000        7.500%, 11/15/00 .......... BAA3       10,074
                 CAPITAL ONE BANK (SR NOTE)
  4,500,000        6.650%, 03/15/04 .......... BAA2        4,407
                 CATERPILLAR FINANCIAL SERVICES
                  CORP NOTE
 10,000,000        5.600%, 11/20/01 ..........   A2        9,807
                 FINOVA CAPITAL CORP (SR NOTE)
  7,000,000        6.750%, 03/09/09 .......... BAA1        6,687
                 GENERAL ELECTRIC CAPITAL
                  CORP NOTE
 10,000,000        5.650%, 03/31/03 ..........  AAA        9,757
                 GENERAL MOTORS ACCEPTANCE
                  CORP (MEDIUM TERM NOTE)
  5,000,000     [] 6.850%, 06/17/04 ..........   A2        5,040
                 HELLER FINANCIAL, INC (SR NOTE)
  5,000,000        5.875%, 11/01/00 ..........   A3        4,983
                 HOUSEHOLD FINANCE CORP NOTE
  5,000,000        5.875%, 11/01/02 ..........   A2        4,905
  5,000,000        6.000%, 05/01/04 ..........   A2        4,860
 10,000,000        6.400%, 06/17/08 ..........   A2        9,502
                 NEWCOURT CREDIT GROUP NOTE
  9,500,000      ! 6.875%, 02/16/05 ........... BAA3       9,297
                 TEXTRON FINANCIAL CORP NOTE
 10,000,000        5.660%, 02/16/01 ..........   A2        9,897
                                                     -----------
                                                         108,125
                                                     -----------
OIL AND GAS EXTRACTION--0.34%
                 APACHE CORP (SR DEB)
  5,000,000        7.625%, 07/01/19 .......... BAA1        4,997
                 BAYARD DRILLING TECHNOLOGIES
                  (GUARANTEE NOTE)
  5,000,000        11.000%, 06/30/05 .........   B2        5,488
                                                     -----------
                                                          10,485
                                                     -----------
OTHER MORTGAGE BACKED SECURITIES--2.10%
                 CHASE COMMERCIAL MORTGAGE
                  SECURITIES CORP
                  SERIES 1998-2 (CLASS A2)
 27,330,000     [] 6.390%, 11/18/08 ..........  AAA       26,399
                 CRIIMI MAE CMBS CORP
                  SERIES 1998-1 (CLASS A1)
  7,770,763     ! 5.697%, 10/20/01 . .........  AAA        7,650
                 FIRST UNION COMMERCIAL
                  MORTGAGE TRUST
                  SERIES 1999-C1 (CLASS A2)
 20,000,000     [] 6.070%, 10/15/08 ..........  AAA       18,902
                 MORGAN STANLEY CAPITAL I
                  SERIES 1999-WF1 (CLASS A2)
 12,000,000        6.210%, 09/15/08 ..........  AAA       11,458
                                                     -----------
                                                          64,409
                                                     -----------
PAPER AND ALLIED PRODUCTS--0.16%
                 TEMPLE-INLAND, INC NOTE
  5,000,000        6.750%, 03/01/09 .......... BAA2        4,744
                                                     -----------
PETROLEUM AND COAL PRODUCTS--1.52%
                 ATLANTIC RICHFIELD NOTE
  5,500,000        5.900%, 04/15/09 ..........   A2        5,149
                 CHEVRON CORP (GUARANTEE DEB)
 10,000,000       ^ 7.327%, 01/01/14 .. ......  AA2       10,212
                 MURPHY OIL CORP DEB
  9,000,000        7.050%, 05/01/29 ..........   A3        8,482
                 NORSK HYDRO A/S DEB
 10,000,000        7.150%, 01/15/29 ..........   A2        9,274
                 PENNZOIL- QUAKER STATE DEB
  5,000,000        7.375%, 04/01/29 .......... BAA2        4,736
                 PHILLIPS PETROLEUM CO NOTE
  9,000,000     [] 6.375%, 03/30/09 ..........   A3        8,609
                                                     -----------
                                                          46,462
                                                     -----------
PRINTING AND PUBLISHING--1.00%
                 DONNELLEY (R.R.) & SONS CO DEB
  9,000,000        6.625%, 04/15/29 ..........   A1        8,230
                 NEWS AMERICA HOLDINGS DEB
  7,500,000        8.250%, 08/10/18 .......... BAA3        7,729
                 TIME WARNER, INC DEB
  5,000,000        7.250%, 10/15/17 .......... BAA3        4,813
                 TIME WARNER, INC (PASS THRU CERT)
 10,000,000      ! 6.100%, 12/30/01 .......... BAA3        9,958
                                                     -----------
                                                          30,730
                                                     -----------
RAILROAD TRANSPORTATION--0.34%
                 UNION PACIFIC CORP DEB
  4,400,000        7.600%, 05/01/05 .......... BAA3        4,540
  1,532,000        8.500%, 01/15/17 .......... BAA3        1,586
  5,000,000        6.625%, 02/01/29 .......... BAA3        4,385
                                                     -----------
                                                          10,511
                                                     -----------
SECURITY AND COMMODITY BROKERS--0.51%
                 BEAR STEARNS CO, INC (SR NOTE)
 10,000,000        6.700%, 08/01/03 ..........   A2        9,964
                 MERRILL LYNCH & CO DEB
  6,000,000        6.875%, 11/15/18 ..........  AA3        5,627
                                                     -----------
                                                          15,591
                                                     -----------
+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                       See notes to financial statements.

                                                          VALUE
  PRINCIPAL                                   RATINGS+    (000)
 -----------                                 ---------   -------

TOBACCO PRODUCTS--0.21%
                 RJ REYNOLDS TOBACCO
                  HOLDINGS NOTE
$ 6,500,000        7.375%, 05/15/03 .......... BAA2  $     6,411
                                                     -----------
TRANSPORTATION BY AIR--0.33%
                 NORTHWEST AIRLINES, INC
                  (PASS THRU CERT)
 10,000,000     [] 8.304%, 09/01/10 .......... BAA2       10,006
                                                     -----------
TRANSPORTATION EQUIPMENT--0.16%
                 DELPHI AUTO SYSTEMS CORP NOTE
  5,000,000        6.500%, 05/01/09 .......... BAA2        4,724
                                                     -----------
WHOLESALE TRADE-NONDURABLE GOODS--0.31%
                 FORTUNE BRANDS, INC DEB
 10,400,000        6.625%, 07/15/28 ..........   A2        9,342
                                                     -----------
               TOTAL CORPORATE BONDS
                   (COST $951,821)                       926,095
                                                     -----------
GOVERNMENT BONDS--65.33%
 AGENCY SECURITIES--10.99%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
 41,000,000        5.375%, 03/01/01                       40,712
 18,400,000     [] 5.500%, 05/15/02 ..........  AAA       18,181
121,700,000        5.000%, 01/15/04                      116,147
  3,000,000        7.100%, 04/10/07 ..........  AAA        3,120
 34,700,000        5.750%, 04/15/08                       33,057
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 10,000,000        5.650%, 04/28/00 ..........  AAA       10,006
 10,000,000        5.970%, 10/02/00 ..........  AAA       10,039
  3,000,000        8.250%, 12/18/00 ..........  AAA        3,103
 70,400,000        5.250%, 01/15/03 ..........  AAA       68,178
  5,000,000        6.850%, 09/12/05 ..........  AAA        4,973
 63,800,000        0.000%, 06/01/17                       19,668
                 TENNESSEE VALLEY AUTHORITY DEB
 10,000,000        6.250%, 12/15/17 ..........  AAA        9,544
                                                     -----------
                                                         336,728
                                                     -----------
FOREIGN GOVERNMENT BONDS--1.95%
                 BRITISH COLUMBIA NOTE
 13,000,000     [] 5.375%, 10/29/08 ..........  AA2       11,821
                 CANADA GOVERNMENT
  5,000,000     [] 5.250%, 11/05/08 ..........  AA2        4,588
                 ONTARIO PROVINCE CANADA
 15,000,000     [] 5.500%, 10/01/08 ..........  AA3       13,804
                 PROVINCE OF ONTARIO
 10,000,000        7.375%, 01/27/03 ..........  AA3       10,358
                 QUEBEC PROVINCE CANADA
 15,000,000     [] 7.000%, 01/30/07 ..........   A2       15,101
  4,000,000     [] 7.125%, 02/09/24 ..........   A2        3,894
                                                     -----------
                                                          59,566
                                                     -----------
GOVERNMENT BONDS--0.00%
                 NEW YORK CITY TAX LIEN
                  SERIES 1996-1 (COLLECTABLE BOND)
     19,819      ! 6.810%, 05/25/05 ..........  AAA           20
                                                     -----------
MORTGAGE BACKED SECURITIES--38.03%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
  1,761,254        5.500%, 09/01/00 ..........             1,745
  2,789,591        7.000%, 09/01/10 ..........             2,812
  4,807,615        6.000%, 04/01/11 ..........             4,664
 12,404,820        7.000%, 07/01/13 ..........            12,464
  1,947,693        7.000%, 05/01/23 ..........             1,931
  $ 483,018        8.500%, 06/01/27 ..........            $  505
    949,633        8.500%, 07/01/27 ..........               992
  3,319,787        8.500%, 08/01/27 ..........             3,469
                 FEDERAL HOME LOAN MORTGAGE
                  CORP GOLD (FGLMC)
 36,946,581        6.500%, 02/01/29 ..........            35,678
  9,194,154        8.000%, 03/01/29 ..........             9,449
  9,579,845        8.000%, 04/01/29 ..........             9,846
 82,000,000      ^ 6.500%, 08/25/29 ..........            79,284
 58,500,000      ^ 7.500%, 08/25/29 ..........            59,049
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  1,271,203        7.500%, 08/01/01 ..........             1,277
  2,547,095        6.000%, 12/01/02 ..........             2,516
  1,130,961        6.000%, 12/01/08 ..........             1,100
 11,087,050        6.500%, 05/01/09 ..........            10,988
  2,475,237        7.500%, 11/01/10 ..........             2,521
  1,671,618        8.000%, 06/01/11 ..........             1,718
    446,775        8.000%, 07/01/11 ..........               459
 54,500,000      ^ 6.000%, 07/25/14 ..........            52,644
  1,145,321        6.500%, 02/01/16 ..........             1,114
    919,415        6.500%, 03/01/16 ..........               894
  1,331,007        6.500%, 04/01/16 ..........             1,300
  6,254,316        8.000%, 03/01/23 ..........             6,437
 11,673,017        8.000%, 07/01/24 ..........            12,007
  5,216,551        8.500%, 12/01/24 ..........             5,454
  2,352,947        9.000%, 11/01/25 ..........             2,485
 21,834,135      * 8.500%, 02/01/28 ..........            22,820
    443,690        8.500%, 08/01/28 ..........               464
 14,619,590        6.000%, 10/01/28 ..........            13,737
 20,273,740        6.000%, 02/01/29 ..........            19,050
 78,281,987        6.500%, 02/01/29 ..........            75,545
 14,657,831        6.500%, 03/01/29 ..........            14,145
  7,395,150        6.000%, 05/01/29 ..........             6,949
 20,000,000      ^ 6.000%, 08/25/29 ..........            18,850
141,000,000      ^ 6.500%, 08/25/29 ..........           136,140
249,000,000      ^ 7.000%, 08/25/29 ..........           246,432
 45,000,000      ^ 7.500%, 09/25/29 ..........            45,450
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
    249,787        8.500%, 10/15/09 ..........               261
    805,015        8.500%, 12/15/09 ..........               842
  2,787,787        9.000%, 12/15/09 ..........             2,967
    734,652        8.500%, 01/15/10 ..........               768
    118,198        9.000%, 06/15/16 ..........               126
    189,594        9.000%, 08/15/16 ..........               202
    365,629        9.000%, 09/15/16 ..........               390
     77,672        9.000%, 10/15/16 ..........                83
    151,754        9.000%, 11/15/16 ..........               162
    487,948        9.000%, 12/15/16 ..........               520
  1,983,370        9.500%, 12/15/16 ..........             2,151
    203,350        9.000%, 07/15/17 ..........               217
    177,082        9.000%, 06/15/20 ..........               189
  5,572,428        6.500%, 09/15/23 ..........             5,394
  3,367,701        6.500%, 01/15/24 ..........             3,260
  2,276,873        6.500%, 03/15/24 ..........             2,204
 13,986,623        6.500%, 05/15/24 ..........            13,540
  2,208,221        8.000%, 06/15/24 ..........             2,275
  4,593,581        6.500%, 09/15/24 ..........             4,447
  1,008,912        7.500%, 06/15/28 ..........             1,021
 27,269,928      * 7.000%, 07/15/28 ..........            26,927
    918,499        7.500%, 07/15/28 ..........               929

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                       See notes to financial statements.

                                                          VALUE
  PRINCIPAL                                   RATINGS+    (000)
 -----------                                 ---------   -------

                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
$ 2,833,685        7.500%, 08/15/28 ..........       $     2,864
 18,124,511        7.500%, 09/15/28 ..........            18,316
 89,473,654      * 7.000%, 10/15/28 ..........            88,348
  2,435,337        7.500%, 10/15/28 ..........             2,461
  9,547,802        7.500%, 11/15/28 ..........             9,649
 22,142,876        7.000%, 04/15/29 ..........            21,864
 10,000,000      ^ 7.000%, 08/25/29 ..........             9,897
 18,000,000      ^ 7.500%, 08/25/29 ..........            18,180
                                                     -----------
                                                       1,164,838
                                                     -----------
OTHER MORTGAGE BACKED SECURITIES--0.06%
                 FANNIE MAE WHOLE LOAN (FNW)
  2,000,000        5.925%, 02/25/29                        1,963
                                                     -----------
U.S. TREASURY SECURITIES--14.30%
                 U.S. TREASURY BOND
  7,000,000        6.625%, 05/15/07 ..........             7,290
 57,740,000     [] 5.500%, 05/15/09 ..........            56,403
 35,530,000       12.000%, 08/15/13 ..........            49,886
 32,400,000     []11.250%, 02/15/15 ..........            48,499
 17,700,000        9.250%, 02/15/16 ..........            23,054
 36,300,000        8.750%, 05/15/17 ..........            45,823
 99,400,000    *[] 8.875%, 08/15/17 ..........           126,976
 12,450,000     [] 5.250%, 11/15/28 ..........            11,036
                 U.S. TREASURY NOTE
 26,000,000        5.750%, 11/15/00 ..........            26,110
  7,700,000        5.500%, 12/31/00 ..........             7,705
 12,500,000     [] 6.500%, 05/31/01 ..........            12,719
 10,000,000     [] 6.625%, 03/31/02 ..........            10,248
  5,000,000     [] 5.500%, 05/31/03 ..........             4,962
  7,500,000     [] 5.250%, 05/15/04 ..........             7,370
                                                     -----------
                                                         438,081
                                                     -----------
               TOTAL GOVERNMENT BONDS
                   (COST $2,028,151) .........         2,001,196
                                                     -----------
               TOTAL BONDS
                   (COST $2,979,972) .........         2,927,291
                                                     -----------
SHORT TERM INVESTMENTS--29.30%
 COMMERCIAL PAPER--18.91%
                 COCA COLA ENTERPRISES, INC
 11,000,000      ~ 5.060%, 08/23/99 ..........            10,911
                 CONAGRA, INC
 23,730,000        6.100%, 07/01/99 ..........            23,726
                 COX COMMUNICATIONS, INC
 25,000,000     *~ 5.050%, 07/08/99 ..........            24,970
 20,000,000     *~ 5.200%, 07/14/99 ..........            19,958
                 CROWN CORK & SEAL CO, INC
 20,000,000     *~ 5.050%, 07/08/99 ..........            19,976
 14,000,000     *~ 5.000%, 07/14/99 ..........            13,970
 16,000,000     *~ 5.030%, 07/27/99 ..........            15,935
                 CSX CORP
 17,000,000     *~ 5.000%, 07/14/99 ..........            16,964
 50,000,000     *~ 5.000%, 07/21/99 ..........            49,843
                 DILLARDS, INC
 50,000,000      ~ 6.110%, 07/01/99 ..........            49,992
                 HOUSTON INDUSTRIES FINANCE CO LP
 29,000,000     *~ 5.020%, 07/14/99 ..........            28,939
                 ICI WILMINGTON, INC
 13,010,000     *~ 5.250%, 07/27/99 ..........            12,957
                 LOCKHEED MARTIN CORP
 50,000,000     *~ 4.980%, 07/02/99 ..........            49,984
                 MCI WORLDCOM, INC
 16,500,000     *~ 4.960%, 07/13/99 ..........            16,468
 30,000,000     *~ 5.000%, 07/19/99 ..........            29,915
                 PENNEY (J.C.) FUNDING CORP
 20,000,000     *~ 5.260%, 07/23/99 ..........            19,933
                 PRAXAIR, INC
 11,000,000      ~ 5.120%, 07/19/99 ..........            10,969
 15,000,000     *~ 4.980%, 07/21/99 ..........            14,953
                 SONAT, INC
 38,000,000     *~ 4.970%, 07/14/99 ..........            37,919
 11,099,000      ~ 5.200%, 07/27/99 ..........            11,054
                 TEXAS UTILITIES CO
 50,000,000     *~ 5.000%, 07/19/99 ..........            49,858
                 TYCO INTERNATIONAL
 50,000,000     *~ 5.020%, 07/16/99 ..........            49,880
                                                     -----------
                                                         579,074
                                                     -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED--10.39%
CERTIFICATE OF DEPOSIT
                  DEUTSCHE BANK AG.
 25,000,000        4.880%, 08/16/99 ..........            25,050
MEDIUM TERM NOTES
                  BANKERS TRUST CO
 40,000,000        4.940%, 09/14/99                       40,093
                  CREDIT SUISSE-FIRST BOSTON
 25,000,000        5.020%, 07/09/99 ..........            25,274
REPURCHASE AGREEMENTS
                  GOLDMAN SACHS & CO
 62,000,000      @ 5.200%, DATED 06/30/99,
                    DUE 07/01/99 .............            62,009
                   MORGAN STANLEY & CO, INC
 65,716,000      @ 4.950%, DATED 06/30/99,
                    DUE 07/01/99 .............            65,726
                   PRUDENTIAL SECURITIES, INC
 50,000,000      @ 5.100%, DATED 04/23/99,
                    DUE 12/31/99 .............            50,021
TIME DEPOSITS
                  CANADIAN IMPERIAL BANK OF COMMERCE
 25,000,000        5.880%, 07/01/99 ..........            25,004
                   COMMERZBANK LTD (FRANKFURT)
 25,000,000        6.060%, 07/01/99 ..........            25,004
                                                     -----------
                                                         318,181
                                                     -----------
               TOTAL SHORT TERM INVESTMENTS
                   (COST $897,419) ...........           897,255
                                                     -----------
                TOTAL PORTFOLIO
                   (COST $3,877,391) .........        $3,824,546
                                                     ===========


                       See notes to financial statements.

----------------------

~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
! Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $81,955,577 or 2.68% of net assets.
* All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
^   These  securities  were  purchased on a delayed  delivery  basis.
[]  All or a portion of these securities are out on loan.


@ Repurchase agreements are fully collateralized as follows:

                                         MARKET
                                          VALUE       COUPON      MATURITY
   DESCRIPTION            PRINCIPAL       (000)        RATE         DATE
  ------------            -----------   --------     ---------    --------
GOLDMAN SACHS & CO:

   U.S. Treasury Bond    $ 7,845,100    $11,978      11.250%     02/15/15

   U.S. Treasury Note     54,494,436     51,262       4.750%-    06/30/01
                                                      5.750%     11/15/08


MORGAN STANLEY &
  CO, INC:

   Government
     National Mortgage
     Association         172,166,300     67,308       6.000%-    11/15/16-
                                                      9.000%     03/15/29

PRUDENTIAL SECURITIES,
  INC:

   Federal Home Loan       5,894,500      5,924       4.940%-    10/27/00-
     Bank                                             6.005%     01/05/04

   Federal Home Loan       5,857,000      5,692       5.150%-    05/16/00-
     Mortgage Corp                                    6.700%     04/29/09

   Federal Mortgage Corp      79,600         79      Discount    08/09/99-
     Discount Note                                     Notes     09/29/99

   Federal National        1,180,000      1,192       5.650%-    04/23/01-
     Mortgage Association                             6.450%     06/01/01

   U.S. Treasury Bond      7,627,600      9,811       8.750%-    08/15/15-
                                                     10.625%     05/15/17

   U.S. Treasury Note     27,296,700     27,564       4.500%-    01/31/01-
                                                      6.250%     02/28/03

   U.S. Treasury Strip     2,412,600        738      Zero Coupon 02/15/17-
                                                     Bonds       05/15/21



------------------
OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                                 MOODY'S RATINGS
                        AAA, AA, A              24.92%
                        BAA                     10.22%
                        BA                       2.46%
                        B                        0.41%

U.S. Government obligations represent 61.99% of the long term debt portfolio value and are not reflected in the above ratings.



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT (Unaudited)
                                  JUNE 30, 1999

                               SUMMARY BY INDUSTRY
                                      (000)

                                                VALUE       %
                                               -------    ------
BONDS
 CORPORATE BONDS
  ASSET BACKED ...........................     $35,620    0.92%
  COMMUNICATIONS .........................      58,095    1.50
  DEPOSITORY INSTITUTIONS ................      21,392    0.55
  EATING AND DRINKING PLACES .............      22,919    0.59
  ELECTRIC, GAS, AND SANITARY SERVICES ...      15,049    0.39
  FOOD AND KINDRED PRODUCTS ..............      14,564    0.38
  FOOD STORES ............................      26,187    0.68
  GENERAL MERCHANDISE STORES .............      36,038    0.93
  INDUSTRIAL MACHINERY AND EQUIPMENT .....       9,763    0.25
  INSTRUMENTS AND RELATED PRODUCTS .......       9,212    0.24
  INSURANCE CARRIERS .....................      16,933    0.44
  MOTION PICTURES ........................      12,785    0.33
  NONDEPOSITORY INSTITUTIONS .............      59,030    1.53
  OIL AND GAS EXTRACTION .................      14,871    0.39
  OTHER MORTGAGE BACKED SECURITIES .......      21,598    0.56
  PRINTING AND PUBLISHING ................       5,660    0.15
  RAILROAD TRANSPORTATION ................      12,624    0.33
  SECURITY AND COMMODITY BROKERS .........      14,705    0.38
  TRANSPORTATION BY AIR ..................      13,464    0.35
                                            ----------  ------
TOTAL CORPORATE BONDS
  (COST $435,563) ........................     420,509   10.89
                                            ----------  ------
GOVERNMENT BONDS
  AGENCY SECURITIES ......................     173,272    4.49
  FOREIGN GOVERNMENT BONDS ...............      25,139    0.65
  MORTGAGE BACKED SECURITIES .............     572,467   14.82
  U.S. TREASURY SECURITIES ...............     252,526    6.54
                                            ----------  ------
TOTAL GOVERNMENT BONDS
  (COST $1,034,400) ......................   1,023,404   26.50
                                            ----------  ------
TOTAL BONDS
  (COST $1,469,963) ......................   1,443,913   37.39
                                            ----------  ------
COMMON STOCK
  APPAREL AND ACCESSORY STORES ...........       9,656    0.25
  APPAREL AND OTHER TEXTILE PRODUCTS .....       1,244    0.03
  AUTO REPAIR, SERVICES AND PARKING ......          88    0.00
  BUILDING MATERIALS AND GARDEN SUPPLIES .      26,685    0.69
  BUSINESS SERVICES ......................     183,777    4.76
  CHEMICALS AND ALLIED PRODUCTS ..........     319,202    8.27
  COMMUNICATIONS .........................     292,296    7.57
  DEPOSITORY INSTITUTIONS ................     185,334    4.80
  EATING AND DRINKING PLACES .............      21,803    0.56
  ELECTRIC, GAS, AND SANITARY SERVICES ...     103,201    2.67
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT       89,969    2.33
  ENGINEERING AND MANAGEMENT SERVICES ....       2,094    0.05
  FABRICATED METAL PRODUCTS ..............       7,030    0.18
  FOOD AND KINDRED PRODUCTS ..............     129,136    3.34
  FOOD STORES ............................      13,183    0.34
  FURNITURE AND FIXTURES .................       7,686    0.20
  FURNITURE AND HOMEFURNISHINGS STORES ...       1,916    0.05
  GENERAL BUILDING CONTRACTORS ...........       1,237    0.03
  GENERAL MERCHANDISE STORES .............      70,828    1.83
  HEALTH SERVICES ........................       8,002    0.21
  HOLDING AND OTHER INVESTMENT OFFICES ...       4,449    0.12
  INDUSTRIAL MACHINERY AND EQUIPMENT .....     234,473    6.07
  INSTRUMENTS AND RELATED PRODUCTS .......      50,227    1.30
  INSURANCE AGENTS, BROKERS AND SERVICE ..      10,270    0.27
  INSURANCE CARRIERS .....................     140,879    3.65
  MISCELLANEOUS MANUFACTURING INDUSTRIES .      28,924    0.75
  MISCELLANEOUS RETAIL ...................      13,389    0.35
  MOTION PICTURES ........................      44,336    1.15
  NONDEPOSITORY INSTITUTIONS .............      91,790    2.38
  OIL AND GAS EXTRACTION .................      68,934    1.79
  PAPER AND ALLIED PRODUCTS ..............      17,134    0.44
  PERSONAL SERVICES ......................       2,410    0.06
  PETROLEUM AND COAL PRODUCTS ............       8,669    0.22
  PRIMARY METAL INDUSTRIES ...............       6,842    0.18
  PRINTING AND PUBLISHING ................      28,065    0.73
  RAILROAD TRANSPORTATION ................      12,689    0.33
  REAL ESTATE ............................         523    0.01
  RUBBER AND MISCELLANEOUS
   PLASTIC PRODUCTS ......................      18,128    0.47
  SECURITY AND COMMODITY BROKERS .........      34,474    0.89
  STONE, CLAY, AND GLASS PRODUCTS ........       3,941    0.10
  TRANSPORTATION BY AIR ..................      14,120    0.37
  TRANSPORTATION EQUIPMENT ...............       2,252    0.06
  TRUCKING AND WAREHOUSING ...............         926    0.02
  WHOLESALE TRADE-DURABLE GOODS ..........      12,176    0.32
  WHOLESALE TRADE-NONDURABLE GOODS .......      21,121    0.55
                                            ----------  ------
 TOTAL COMMON STOCK
  (Cost $1,190,921) ......................   2,345,508   60.74
                                            ----------  ------
  SHORT TERM INVESTMENTS
   COMMERCIAL PAPER ......................     369,509    9.57
   INVESTMENTS OF CASH COLLATERAL
    FOR SECURITIES LOANED ................     165,030    4.27
                                            ----------  ------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $534,642) ........................     534,539   13.84
                                            ----------  ------
 TOTAL PORTFOLIO
  (Cost $3,195,526) ......................   4,323,960  111.97
   OTHER ASSETS & LIABILITIES, NET .......    (462,237) (11.97)
                                            ----------  ------
NET ASSETS ...............................  $3,861,723  100.00%
                                            ==========  ======



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999

                                                          VALUE
  PRINCIPAL                                   RATINGS+    (000)
  ---------                                   --------   --------

BONDS--37.39%
CORPORATE BONDS--10.89%
 ASSET BACKED--0.92%
                 AMERICAN EXPRESS CREDIT ACCOUNT
                  MASTER TRUST SERIES 1999-1
                   (CLASS A)
$10,000,000        5.600%, 11/15/06 ..........  AAA  $     9,666
                 CHASE CREDIT CARD MASTER
                  TRUST SERIES 1997-2 (CLASS B)
 8,000,000         6.450%, 04/15/03 ..........   A2        8,058
                 CITIBANK CREDIT CARD MASTER
                  TRUST SERIES 1997-2 (CLASS B)
 3,000,000         6.700%, 02/15/04 ..........   A1        3,014
                 FLEETWOOD CREDIT GRANTOR
                  TRUST SERIES 1993-B (CLASS A)
 1,819,928         4.950%, 08/15/08 ..........  AAA        1,768
                 NATIONSBANK CREDIT CARD
                  MASTER TRUST SERIES
                  1993-2 (CLASS B)
 7,000,000         6.250%, 12/15/05 ..........   A2        6,873
                 NATIONSCREDIT GRANTOR
                  TRUST SERIES 1997-2 (CLASS A1)
 2,903,604         6.350%, 04/15/14 ..........  AAA        2,901
                 UCFCM SERIES 1997-2 (CLASS B1)
                  (SUB DEB)
 6,000,000         7.370%, 02/15/18 ..........  BA3        3,340
                                                     -----------
                                                          35,620
                                                     -----------
 COMMUNICATIONS--1.50%
                 AMERITECH CAPITAL FUNDING CORP
                  (GUARANTEE NOTE)
 7,000,000         5.650%, 01/15/01 ..........  AA3        6,961
                 AT& T CORP NOTE
 7,000,000      [] 5.625%, 03/15/04 ..........   A1        6,773
                 BELLSOUTH TELECOMMUNICATIONS
                  NOTE
 8,000,000         6.000%, 06/15/02 ..........  AAA        7,948
                 COX ENTERPRISES SERIES 1997-1
                  (PASS THRU CERT)
 5,000,000       ! 6.250%, 08/26/99 .......... BAA1        5,006
                 LUCENT TECHNOLOGIES, INC DEB
 5,000,000      [] 6.450%, 03/15/29 ..........   A2        4,523
                 NEW YORK TELEPHONE CO DEB
 7,000,000         9.375%, 07/15/31 ..........   A2        7,581
                 TELE-COMMUNICATIONS, INC DEB
 5,000,000         7.875%, 08/01/13 ..........   A2        5,272
                 U.S. WEST CAPITAL FUNDING, INC
10,000,000         6.875%, 07/15/28 .......... BAA1        9,139
                 WORLDCOM, INC (SR NOTE)
 5,000,000         6.400%, 08/15/05 ..........   A3        4,892
                                                     -----------
                                                          58,095
                                                     -----------
 DEPOSITORY INSTITUTIONS--0.55%
                 FIRST UNION CORP (SUB NOTE)
10,000,000         6.300%, 04/15/08 ..........   A2        9,573
                 NATIONAL CITY CORP (SUB NOTE)
 2,000,000         5.750%, 02/01/09 ..........   A2        1,820
                 NATIONSBANK (SUB NOTE)
10,000,000         6.875%, 02/15/05 ..........  AA3        9,999
                                                     -----------
                                                          21,392
                                                     -----------
 EATING AND DRINKING PLACES--0.59%
                 MCDONALD'S CORP NOTE
13,000,000         5.900%, 05/11/01 ..........  AA2       12,969
10,000,000         6.000%, 06/23/02 ..........  AA2        9,950
                                                     -----------
                                                          22,919
                                                     -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.39%
                 EL PASO NATURAL GAS CO NOTE
 5,000,000         6.750%, 11/15/03 .......... BAA2        4,986
                 PUGET SOUND POWER & LIGHT CO
                  (MEDIUM TERM NOTE)
 5,000,000         8.060%, 06/19/06 .......... BAA1        5,248
                 SONAT, INC NOTE
 5,000,000         6.750%, 10/01/07 .......... BAA1        4,815
                                                     -----------
                                                          15,049
                                                     -----------
 FOOD AND KINDRED PRODUCTS--0.38%
                 COCA COLA (PUTABLE ASSET TRUST)
10,000,000       ! 6.000%, 03/15/01 ..........   A3        9,950
                 PEPSI BOTTLING HOLDINGS, INC
                  (GUARANTEE NOTE)
 5,000,000       ! 5.625%, 02/17/09 ..........   A1        4,614
                                                     -----------
                                                          14,564
                                                     -----------
 FOOD STORES--0.68%
                 KROGER CO NOTE
10,000,000         6.000%, 07/01/00 .......... BAA3        9,979
                 SAFEWAY, INC NOTE
 7,260,000         5.750%, 11/15/00 .......... BAA2        7,219
 9,400,000         6.500%, 11/15/08 .......... BAA2        8,989
                                                     -----------
                                                          26,187
                                                     -----------
 GENERAL MERCHANDISE STORES--0.93%
                 DILLARDS, INC NOTE
 5,000,000         5.790%, 11/15/01 .......... BAA1        4,909
                 FEDERATED DEPARTMENT STORES
                   NOTE
11,000,000         6.300%, 04/01/09 .......... BAA2       10,308
                 SEARS ROEBUCK ACCEPTANCE CORP
                  (MEDIUM TERM NOTE)
 5,000,000         6.990%, 09/30/02 ..........   A2        5,061
                 WAL-MART STORES, INC NOTE
10,000,000         5.850%, 06/01/00 ..........  AA2       10,017
 5,500,000         8.625%, 04/01/01 ..........  AA2        5,743
                                                     -----------
                                                          36,038
                                                     -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--0.25%
                 XEROX CAPITAL PLC (EUROPE)
                  (GUARANTEE NOTE)
10,000,000         5.875%, 05/15/04 ..........   A2        9,763
                                                     -----------
 INSTRUMENTS AND RELATED PRODUCTS--0.24%
                 BECTON DICKINSON & CO DEB
10,000,000         6.700%, 08/01/28 ..........   A1        9,212
                                                     -----------
 INSURANCE CARRIERS--0.44%
                 AMERICAN GENERAL FINANCE
                   (SR NOTE)
10,000,000         5.750%, 11/01/03 ..........   A2        9,690
                 USF&G CORP (SR NOTE)
 7,000,000         8.375%, 06/15/01 ..........   A2        7,243
                                                     -----------
                                                          16,933
                                                     -----------
 MOTION PICTURES--0.33%
                 TIME WARNER ENTERTAINMENT DEB
 6,500,000         10.150%, 05/01/12 ......... BAA2        7,994
                 WALT DISNEY CO NOTE
 5,000,000         5.250%, 11/10/03 ..........   A2        4,791
                                                     -----------
                                                          12,785
                                                     -----------

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                       See notes to financial statements.

                                                          VALUE
  PRINCIPAL                                   RATINGS+    (000)
  ---------                                   --------   --------


 NONDEPOSITORY INSTITUTIONS--1.53%
                 ARISTAR, INC (SR NOTE)
$ 5,000,000        5.850%, 01/27/04 ..........   A3  $     4,833
                 ASSOCIATES CORP NA DEB
 5,000,000         6.250%, 11/01/08 ..........  AA3        4,771
 5,000,000         6.950%, 11/01/18 ..........  AA3        4,818
                 CAPITAL ONE BANK (SR NOTE)
 3,000,000         7.080%, 10/30/01 .......... BAA3        3,026
 5,000,000         6.650%, 03/15/04 .......... BAA2        4,897
                 FINOVA CAPITAL CORP NOTE
 9,500,000         6.125%, 03/15/04 .......... BAA1        9,246
10,000,000         6.375%, 05/15/05 .......... BAA1        9,790
                 HOUSEHOLD FINANCE CORP NOTE
14,000,000         6.000%, 05/01/04 ..........   A2       13,609
                 MBNA CORP (SR NOTE)
 4,030,000         6.500%, 09/15/00 .......... BAA2        4,040
                                                     -----------
                                                          59,030
                                                     -----------
 OIL AND GAS EXTRACTION--0.39%
                 APACHE CORP (SR DEB)
10,000,000         7.625%, 07/01/19 .......... BAA1        9,994
                 ENRON CORP DEB
 5,000,000         7.375%, 05/15/19 .......... BAA2        4,877
                                                     -----------
                                                          14,871
                                                     -----------
 OTHER MORTGAGE BACKED SECURITIES--0.56%
                 FIRST UNION COMMERCIAL
                  MORTGAGE TRUST SERIES 1999-C1
                   (CLASS A2)
12,750,000         6.070%, 10/15/08 ..........  AAA       12,050
                 MORGAN STANLEY CAPITAL
                  SERIES 1999-WF1 (CLASS A2)
10,000,000         6.210%, 09/15/08 ..........  AAA        9,548
                                                     -----------
                                                          21,598
                                                     -----------
 PRINTING AND PUBLISHING--0.15%
                 TIME WARNER, INC DEB
 5,000,000         9.125%, 01/15/13 .......... BAA3        5,660
                                                     -----------
 RAILROAD TRANSPORTATION--0.33%
                 NORFOLK SOUTHERN CORP (SR NOTE)
10,000,000         6.200%, 04/15/09 .......... BAA1        9,403
                 UNION PACIFIC RESOURCES NOTE
 3,440,000         6.750%, 05/15/08 .......... BAA3        3,221
                                                     -----------
                                                          12,624
                                                     -----------
 SECURITY AND COMMODITY BROKERS--0.38%
                 MORGAN STANLEY DEAN WITTER, INC
                  (SR NOTE)
10,000,000         5.625%, 04/12/02 ..........  AA3        9,770
                 SALOMON SMITH BARNEY HOLDINGS
                  NOTE
 5,000,000         6.375%, 10/01/04 ..........  AA3        4,935
                                                     -----------
                                                          14,705
                                                     -----------
 TRANSPORTATION BY AIR--0.35%
                 DELTA AIRLINES, INC DEB
 4,906,888         8.950%, 01/12/12 .......... BAA1        5,378
                 DELTA AIRLINES, INC SERIES 1992-B1
                  (PASS THRU CERT)
 2,264,423         8.270%, 09/23/07 .......... BAA1        2,321
                 UNITED AIR LINES, INC DEB
 4,975,000      [] 9.750%, 08/15/21 .......... BAA3        5,765
                                                     -----------
                                                          13,464
                                                     -----------
                TOTAL CORPORATE BONDS
                 (Cost $435,563)..............           420,509
                                                     -----------
GOVERNMENT BONDS--26.50%
 AGENCY SECURITIES--4.49%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
19,000,000         5.375%, 03/01/01 ..........            18,866
47,000,000      [] 5.500%, 05/15/02 ..........  AAA       46,442
53,800,000         5.000%, 01/15/04                       51,345
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 4,585,000         5.970%, 10/02/00 ..........  AAA        4,603
 1,000,000         8.250%, 12/18/00 ..........  AAA        1,034
38,000,000         5.250%, 01/15/03 ..........  AAA       36,801
46,000,000         0.000%, 06/01/17 ..........            14,181
                                                     -----------
                                                         173,272
                                                     -----------
FOREIGN GOVERNMENT BONDS--0.65%
                 ALBERTA PROVINCE CANADA
10,000,000         4.875%, 10/29/03 ..........  AA1        9,464
                 ONTARIO PROVINCE CANADA
 5,000,000         7.625%, 06/22/04 ..........  AA3        5,270
                 QUEBEC PROVINCE CANADA
 5,500,000      [] 7.000%, 01/30/07 ..........   A2        5,537
 5,000,000      [] 7.125%, 02/09/24 ..........   A2        4,868
                                                     -----------
                                                          25,139
                                                     -----------
 MORTGAGE BACKED SECURITIES--14.82%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
 3,260,272         6.000%, 03/01/11 ..........             3,163
   779,538         7.000%, 05/01/23 ..........               773
   178,510         8.500%, 05/01/27 ..........               187
   472,450         8.500%, 07/01/27 ..........               494
 2,879,779         8.500%, 08/01/27 ..........             3,009
                 FEDERAL HOME LOAN MORTGAGE
                  CORP GOLD (FGLMC)
40,000,000       ^ 6.500%, 08/25/29 ..........            38,675
39,000,000       ^ 7.500%, 08/25/29 ..........            39,366
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 2,547,095         6.000%, 12/01/02 ..........             2,516
   250,733         8.500%, 02/01/05 ..........               259
   928,656         7.500%, 06/01/11 ..........               946
   637,548         8.000%, 06/01/11 ..........               655
   893,548         8.000%, 07/01/11 ..........               918
   191,381         7.500%, 08/01/11 ..........               195
   326,405         7.500%, 09/01/11 ..........               333
   858,131         7.500%, 10/01/11 ..........               874
 6,505,785         7.000%, 04/01/12 ..........             6,533
 4,183,064         6.500%, 09/01/12 ..........             4,125
24,652,995       ^ 6.000%, 07/25/14 ..........            23,813
   148,282         8.500%, 11/01/14 ..........               155
 1,715,298       * 8.000%, 03/01/23 ..........             1,765
 3,229,534       * 8.000%, 07/01/24 ..........             3,322
   154,644         8.500%, 07/01/26 ..........               162
   308,309         8.500%, 07/01/27 ..........               322
 1,645,183       * 8.500%, 11/01/27 ..........             1,719
   384,782         8.500%, 01/01/28 ..........               402
 8,298,540       * 8.500%, 02/01/28 ..........             8,673
   209,549         8.500%, 06/01/28 ..........               219
   455,647         8.500%, 08/01/28 ..........               476
   238,884         8.500%, 09/01/28 ..........               250
 4,873,196         6.000%, 10/01/28 ..........             4,579
 7,911,702         6.000%, 02/01/29 ..........             7,434


+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                       See notes to financial statements.

                                                          VALUE
  PRINCIPAL                                               (000)
  ---------                                              --------
MORTGAGE-BACKED SECURITIES--(CONTINUED)
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
$  6,984,947         6.000%, 05/01/29                  $     6,563
  15,000,000       ^ 6.000%, 08/25/29 ..........            14,138
 136,000,000       ^ 6.500%, 08/25/29 ..........           131,392
 175,000,000       ^ 7.000%, 08/25/29 ..........           173,195
                 GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
     464,791         8.500%, 09/15/09 ..........               485
     400,266         8.500%, 10/15/09 ..........               419
     206,258         8.500%, 12/15/09 ..........               216
   2,695,427       * 9.000%, 12/15/09 ..........             2,869
   2,229,153       * 9.000%, 12/15/17 ..........             2,376
     136,626         9.000%, 03/15/20 ..........               146
     154,066         9.000%, 08/15/20 ..........               164
   1,956,387       * 8.000%, 06/15/22 ..........             2,019
     778,470         6.500%, 08/15/23 ..........               754
     468,263         6.500%, 09/15/23 ..........               453
   2,788,685         7.000%, 05/15/28 ..........             2,754
   8,283,418         7.500%, 08/15/28 ..........             8,379
  16,384,265         7.500%, 09/15/28 ..........            16,558
  28,713,933       * 7.000%, 10/15/28 ..........            28,353
  10,964,681         6.500%, 12/15/28 ..........            10,553
   4,323,792         7.000%, 04/15/29 ..........             4,269
  10,000,000       ^ 7.500%, 08/25/29 ..........            10,100
                                                       -----------
                                                           572,467
                                                       -----------
U.S. TREASURY SECURITIES--6.54%
                 U.S. TREASURY BOND
   9,000,000         7.500%, 11/15/01 ..........             9,375
  10,500,000      [] 7.000%, 07/15/06 ..........            11,122
  30,100,000      [] 5.500%, 05/15/09 ..........            29,404
  15,000,000        12.000%, 08/15/13 ..........            21,061
  17,800,000        11.250%, 02/15/15 ..........            26,644
  17,600,000         9.250%, 02/15/16 ..........            22,924
  18,000,000      *  8.750%, 05/15/17 ..........            22,722
  54,000,000      *  8.875%, 02/15/19 ..........            69,601
  10,000,000         8.125%, 08/15/19 ..........            12,078
   4,375,000      [] 5.250%, 11/15/28 ..........             3,878
                 U.S. TREASURY NOTE
  10,000,000         6.250%, 01/31/02 ..........            10,152
   5,000,000      [] 4.250%, 11/15/03 ..........             4,721
   9,000,000      [] 5.250%, 05/15/04 ..........             8,844
                                                       -----------
`                                                          252,526
                                                       -----------
                TOTAL GOVERNMENT BONDS
                 (Cost $1,034,400) .............         1,023,404
                                                       -----------
                TOTAL BONDS
                 (Cost $1,469,963) .............         1,443,913
                                                       -----------
   SHARES
  --------

COMMON STOCK--60.74%
 APPAREL AND ACCESSORY STORES--0.25%
       9,702     o ABERCROMBIE & FITCH CO (CLASS A)            466
     182,430       GAP, INC ....................             9,190
                                                       -----------
                                                             9,656
                                                       -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.03%
      15,800       LIZ CLAIBORNE, INC ..........               577
      15,600       VF CORP .....................               667
                                                       -----------
                                                             1,244
                                                       -----------
 AUTO REPAIR, SERVICES AND PARKING--0.00%
       3,400       RYDER SYSTEM, INC ...........                88
                                                       -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.69%
     390,100       HOME DEPOT, INC .............            25,137
      27,300     o LOWES COS, INC ..............             1,548
                                                       -----------
                                                            26,685
                                                       -----------
 BUSINESS SERVICES--4.76%
     223,900       AMERICA ONLINE, INC .........            24,741
     327,800       AUTOMATIC DATA PROCESSING, INC           14,423
     120,025       COMPUTER ASSOCIATES
                    INTERNATIONAL, INC .........             6,601
      56,400     o ELECTRONIC DATA SYSTEMS CORP              3,190
       7,840     o IMATION CORP ................               195
     148,000       IMS HEALTH, INC .............             4,625
   1,109,400     o MICROSOFT CORP ..............           100,054
      38,566     o NIELSEN MEDIA RESEARCH ......             1,128
      82,200     o NOVELL, INC .................             2,178
     322,293     o ORACLE CORP .................            11,965
     213,100     o SUN MICROSYSTEMS, INC .......            14,677
                                                       -----------
                                                           183,777
                                                       -----------
 CHEMICALS AND ALLIED PRODUCTS--8.27%
     189,200       AIR PRODUCTS & CHEMICALS, INC             7,615
      41,900       ALLERGAN, INC ...............             4,651
       2,235           o ALLERGAN SPECIALTY
                    THERAPEUTICS, INC (CLASS A)                 24
      57,200     o ALZA CORP ...................             2,910
       6,680     o ALZA CORP WTS 12/31/99 ......                 1
     176,500     o AMGEN, INC ..................            10,744
     130,400       AVON PRODUCTS, INC ..........             7,237
     297,500       BRISTOL MYERS SQUIBB CO .....            20,955
      40,300       CABOT CORP ..................               975
      72,700       CLOROX CO ...................             7,765
     135,400       COLGATE PALMOLIVE CO ........            13,371
       1,905     o CRESCENDO PHARMACEUTICALS CORP               33
      47,700     o FOREST LABORATORIES, INC ....             2,206
      19,122       FULLER (H.B.) CO ............             1,307
      27,000     o GENZYME CORP (GENERAL DIVISION)           1,310
       3,588     o GENZYME CORP (TISSUE REPAIR DIVISION)         7
      58,976     o GENZYME-MOLECULAR ONCOLOGY ..               162
      47,750       HANNA (M.A.) CO .............               785
      62,500       INTERNATIONAL FLAVORS &
                    FRAGRANCES, INC ............             2,773
      23,400     o IVAX CORP ...................               331
     492,000       JOHNSON & JOHNSON CO ........            48,216
     172,200       LILLY (ELI) & CO ............            12,334
      54,500       MALLINCKRODT, INC ...........             1,982
     693,800       MERCK & CO, INC .............            51,341
      58,200       MYLAN LABORATORIES, INC .....             1,542
      70,700       NALCO CHEMICAL CORP .........             3,668
       8,800       NCH CORP ....................               436
     250,000       PFIZER, INC .................            27,438
     115,500     o PPG INDUSTRIES, INC .........             6,822
     143,700       PRAXAIR, INC ................             7,032
     463,000       PROCTER & GAMBLE CO .........            41,323
     506,700       SCHERING-PLOUGH CORP ........            26,855
      77,062       SCHULMAN (A.), INC ..........             1,325
     108,200       SIGMA ALDRICH CORP ..........             3,726
                                                       -----------
                                                           319,202
                                                       -----------
 COMMUNICATIONS--7.57%
     325,400       AMERITECH CORP ................          23,917
     781,298       AT & T CORP ...................          43,606
     208,348     o AT & T CORP-LIBERTY MEDIA GROUP
                    (CLASS A) ....................           7,657
     421,764       BELL ATLANTIC CORP ............          27,573
     538,500       BELLSOUTH CORP ................          25,242
       6,300       COMCAST CORP (CLASS A) ........             226


                       See notes to financial statements.

                                                          VALUE
  SHARES                                                   (000)
  ---------                                              --------

COMMUNICATIONS--(CONTINUED)
   152,800       COMCAST CORP (CLASS A) SPECIAL   $        5,873
    94,890     o COX COMMUNICATIONS, INC (CLASS A)         3,493
   561,900       LUCENT TECHNOLOGIES, INC ......          37,893
   376,942     o MCI WORLDCOM, INC .............          32,441
   161,144     o MEDIA ONE GROUP, INC ..........          11,985
   524,878       SBC COMMUNICATIONS, INC .......          30,443
   191,000       SPRINT CORP (FON GROUP) .......          10,087
    51,550     o SPRINT CORP (PCS GROUP) .......           2,945
   166,444       U.S. WEST, INC ................           9,779
   153,862     o VIACOM, INC (CLASS B) .........           6,770
     3,523     o VIACOM, INC (CLASS B)
                  WTS 07/07/99 .................              65
    62,441     o VODAFONE GROUP PLC ADR ........          12,301
                                                  --------------
                                                         292,296
                                                  --------------
 DEPOSITORY INSTITUTIONS--4.80%
   544,448       BANK OF AMERICA CORP ..........          39,915
   204,486       BANK OF NEW YORK CO, INC ......           7,502
   323,767       BANK ONE CORP .................          19,284
   251,476       CHASE MANHATTAN CORP ..........          21,784
   326,785       FIRST UNION CORP ..............          15,359
   143,134       FLEET FINANCIAL GROUP, INC ....           6,352
    37,700       KEYCORP .......................           1,211
   245,925       MBNA CORP .....................           7,531
    77,500       MORGAN (J.P.) & CO, INC .......          10,889
    84,358       NATIONAL CITY CORP ............           5,525
   104,600       PNC BANK CORP .................           6,028
    99,000       SUNTRUST BANKS, INC ...........           6,874
   203,562       U.S. BANCORP ..................           6,921
    60,900       WACHOVIA CORP .................           5,211
   135,516       WASHINGTON MUTUAL, INC ........           4,794
   471,440       WELLS FARGO CO ................          20,154
                                                  --------------
                                                         185,334
                                                  --------------
 EATING AND DRINKING PLACES--0.56%
   102,200       DARDEN RESTAURANTS, INC .......           2,229
   473,800       MCDONALD'S CORP ...............          19,574
                                                  --------------
                                                          21,803
                                                  --------------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.67%
   142,494       COLUMBIA ENERGY GROUP .........           8,933
   229,100       CONSOLIDATED NATURAL GAS CO ...          13,918
   107,900       EL PASO ENERGY CORP ...........           3,797
    80,693       EQUITABLE RESOURCES, INC ......           3,046
    43,200       IDACORP, INC ..................           1,361
   236,657       KEYSPAN CORP ..................           6,242
   211,600       LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP ..................           4,444
    88,133       MCN ENERGY GROUP, INC .........           1,829
    87,700       NICOR, INC ....................           3,338
   235,100       NISOURCE, INC .................           6,069
   142,100       OGE ENERGY CORP ...............           3,375
   499,131       PACIFICORP ....................           9,172
    69,300       PEOPLES ENERGY CORP ...........           2,612
   266,700       POTOMAC ELECTRIC POWER CO .....           7,851
   121,300       PUGET SOUND ENERGY, INC .......           2,911
   247,700       SONAT, INC ....................           8,205
   176,500       TECO ENERGY, INC ..............           4,015
   283,900       WILLIAMS COS, INC .............          12,083
                                                  --------------
                                                         103,201
                                                  --------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--2.33%
   132,800     o ADVANCED MICRO DEVICES, INC               2,399
    13,800       BALDOR ELECTRIC CO ............             274
   136,600       EMERSON ELECTRIC CO ...........           8,589
    17,900     o GLENAYRE TECHNOLOGIES, INC ....              64
   804,200       INTEL CORP ....................          47,850
    75,200     o MICRON TECHNOLOGY, INC ........           3,032
    36,170       MOLEX, INC ....................           1,338
    45,400     o NATIONAL SEMICONDUCTOR CORP ...           1,149
    25,400       RAYCHEM CORP ..................             940
    39,300     o SENSORMATIC ELECTRONICS CORP ..             548
   106,200     o TELLABS, INC ..................           7,175
    66,100       TEXAS INSTRUMENTS, INC ........           9,585
    21,300       THOMAS & BETTS CORP ...........           1,006
    63,256     o VISHAY INTERTECHNOLOGY, INC ...           1,328
    63,400       WHIRLPOOL CORP ................           4,692
                                                  --------------
                                                          89,969
                                                  --------------
 ENGINEERING AND MANAGEMENT SERVICES--0.05%
    59,100       DUN & BRADSTREET CORP .........           2,094
                                                  --------------
 FABRICATED METAL PRODUCTS--0.18%
   169,200       GILLETTE CO ...................           6,937
     4,410       MARK IV INDUSTRIES, INC .......              93
                                                  --------------
                                                           7,030
                                                  --------------
 FOOD AND KINDRED PRODUCTS--3.34%
   154,300       BESTFOODS, INC ................           7,638
   237,000       CAMPBELL SOUP CO ..............          10,991
   690,100       COCA COLA CO ..................          43,131
    96,100       COCA COLA ENTERPRISES, INC ....           2,859
   110,500       GENERAL MILLS, INC ............           8,881
   214,150       HEINZ (H.J.) CO ...............          10,734
    89,200       HERSHEY FOODS CORP ............           5,296
   197,500       KELLOGG CO ....................           6,518
     5,800       MCCORMICK & CO, INC (NON-VOTE)              183
   418,400       PEPSICO, INC ..................          16,187
   105,900       QUAKER OATS CO ................           7,029
    45,714       UNILEVER NV (N.Y.) SHS ........           3,189
    21,790     o VLASIC FOODS INTERNATIONAL, INC             159
    72,300       WHITMAN CORP ..................           1,301
    56,000       WRIGLEY (WM) JR CO ............           5,040
                                                  --------------
                                                         129,136
                                                  --------------
 FOOD STORES--0.34%
   152,658       ALBERTSONS, INC ...............           7,871
   137,000     o KROGER CO .....................           3,827
    30,000     o SAFEWAY, INC ..................           1,485
                                                  --------------
                                                          13,183
                                                  --------------
 FURNITURE AND FIXTURES--0.20%
   165,283       NEWELL RUBBERMAID, INC ........           7,686
                                                  --------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.05%
    39,194       TANDY CORP ....................           1,916
                                                  --------------
 GENERAL BUILDING CONTRACTORS--0.03%
    28,600       HILLENBRAND INDUSTRIES, INC ...           1,237
                                                  --------------
 GENERAL MERCHANDISE STORES--1.83%
    66,900       DAYTON HUDSON CORP ............           4,349
     1,000     o FEDERATED DEPARTMENT STORES, INC             53
   148,600     o K MART CORP ...................           2,443
    50,400       MAY DEPARTMENT STORES CO ......           2,060
    60,200       PENNEY, (J.C.) CO, INC ........           2,923
   104,800       SEARS ROEBUCK & CO ............           4,670
 1,126,000       WAL-MART STORES, INC ..........          54,330
                                                  --------------
                                                          70,828
                                                  --------------
 HEALTH SERVICES--0.21%
   235,755       COLUMBIA/HCA HEALTHCARE CORP ..           5,378
    12,408     o LIFEPOINT HOSPITALS, INC ......             167
   123,300     o TENET HEALTHCARE CORP .........           2,289
    12,408     o TRIAD HOSPITALS, INC ..........             168
                                                  --------------
                                                           8,002
                                                  --------------


                       See notes to financial statements.

                                                          VALUE
  SHARES                                                  (000)
  ------                                                --------

 HOLDING AND OTHER INVESTMENT OFFICES--0.12%
     1,000     o AMERCO ........................   $          23
   106,000       WEINGARTEN REALTY INVESTORS, INC          4,426
                                                   -------------
                                                           4,449
                                                   -------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.07%
    48,300     o APPLE COMPUTER, INC ...........           2,237
   114,400     o APPLIED MATERIALS, INC ........           8,451
   733,250     o CISCO SYSTEMS, INC ............          47,150
   409,010       COMPAQ COMPUTER CORP ..........           9,688
    30,600       CUMMINS ENGINE CO, INC ........           1,748
   106,200       DEERE & CO ....................           4,208
   570,600     o DELL COMPUTER CORP ............          21,112
    10,462       DIEBOLD, INC ..................             301
   264,400     o EMC CORP ......................          14,542
    50,500       GRACO, INC ....................           1,483
   288,500       HEWLETT-PACKARD CO ............          28,994
   473,700       INTERNATIONAL BUSINESS
                  MACHINES CORP ................          61,226
    19,700       NORDSON CORP ..................           1,207
   137,200       PITNEY BOWES, INC .............           8,815
    70,200     o SMITH INTERNATIONAL, INC ......           3,049
    32,438       TIMKEN CO .....................             633
   207,170       TYCO INTERNATIONAL LTD ........          19,629
                                                   -------------
                                                         234,473
                                                   -------------
 INSTRUMENTS AND RELATED PRODUCTS--1.30%
    30,800       BAUSCH & LOMB, INC ............           2,356
   152,200       BECTON DICKINSON & CO .........           4,566
    53,500     o BIOMET, INC ...................           2,127
   118,800     o BOSTON SCIENTIFIC CORP ........           5,220
     4,833     o GENZYME SURGICAL PRODUCTS .....              21
   126,400     o GUIDANT CORP ..................           6,502
   184,300       MEDTRONIC, INC ................          14,352
     9,898     o ST. JUDE MEDICAL, INC .........             353
   249,400       XEROX CORP ....................          14,730
                                                   -------------
                                                          50,227
                                                   -------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.27%
   136,020       MARSH & MCLENNAN COS, INC .....          10,270
                                                   -------------
 INSURANCE CARRIERS--3.65%
   255,306       ALLSTATE CORP .................           9,159
   152,800       AMERICAN GENERAL CORP .........          11,517
   399,917       AMERICAN INTERNATIONAL
                  GROUP, INC ...................          46,815
       202     o BERKSHIRE HATHAWAY, INC
                  (CLASS A) ....................          13,918
        22     o BERKSHIRE HATHAWAY, INC
                  (CLASS B) ....................              49
    49,700       CHUBB CORP ....................           3,454
    69,200       CIGNA CORP ....................           6,159
   894,978       CITIGROUP, INC ................          42,511
    10,500     o CNA FINANCIAL CORP ............             423
    56,053       CONSECO, INC ..................           1,706
    18,200       JEFFERSON-PILOT CORP ..........           1,205
     1,400       SAFECO CORP ...................              62
     2,400       ST. PAUL COS, INC .............              76
    51,000       TRANSAMERICA CORP .............           3,825
                                                   -------------
                                                         140,879
                                                   -------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.75%
    90,150       HASBRO, INC ...................           2,519
   126,691       MATTEL, INC ...................           3,349
   265,200       MINNESOTA MINING &
                  MANUFACTURING CO .............          23,056
                                                   -------------
                                                          28,924
                                                   -------------
 MISCELLANEOUS RETAIL--0.35%
    84,176       CVS CORP ......................           4,272
    45,950     o TOYS R US, INC ................             951
   278,000       WALGREEN CO ...................           8,166
                                                   -------------
                                                          13,389
                                                   -------------
 MOTION PICTURES--1.15%
   587,625     o DISNEY (WALT) CO ..............          18,106
   356,868       TIME WARNER, INC ..............          26,230
                                                   -------------
                                                          44,336
                                                   -------------
 NONDEPOSITORY INSTITUTIONS--2.38%
   198,400       AMERICAN EXPRESS CO ...........          25,817
   253,400       ASSOCIATES FIRST CAPITAL CORP .          11,229
   393,000       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ..................          26,871
   231,700       FREDDIE MAC ...................          13,439
   232,254       HOUSEHOLD INTERNATIONAL, INC ..          11,003
    74,900       SLM HOLDINGS CORP .............           3,431
                                                   -------------
                                                          91,790
                                                   -------------
 OIL AND GAS EXTRACTION--1.79%
   220,300       ANADARKO PETROLEUM CORP .......           8,110
   234,200       APACHE CORP ...................           9,134
   113,100     o BJ SERVICES CO ................           3,329
   170,300       BURLINGTON RESOURCES, INC .....           7,365
   161,900       HELMERICH & PAYNE, INC ........           3,855
    98,000       MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS A) ...............           1,893
    60,200       MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS B) ...............           1,106
   150,900     o NABORS INDUSTRIES, INC ........           3,688
   151,947       NOBLE AFFILIATES, INC .........           4,283
   155,866     o NOBLE DRILLING CORP ...........           3,069
   155,900     o PARKER DRILLING CO ............             516
   142,600     o ROWAN COS, INC ................           2,629
   451,400     o SANTA FE SNYDER CORP ..........           3,442
   126,117       TRANSOCEAN OFFSHORE, INC ......           3,311
   409,815       UNION PACIFIC RESOURCES
                  GROUP, INC ...................           6,685
    59,300     o VASTAR RESOURCES, INC .........           3,110
    93,075     o WEATHERFORD INTERNATIONAL .....           3,409
                                                   -------------
                                                          68,934
                                                   -------------
 PAPER AND ALLIED PRODUCTS--0.44%
   155,900       AVERY DENNISON CORP ...........           9,412
   143,700       CONSOLIDATED PAPERS, INC ......           3,844
   129,550       SONOCO PRODUCTS CO ............           3,878
                                                   -------------
                                                          17,134
                                                   -------------
 PERSONAL SERVICES--0.06%
   125,200       SERVICE CORP INTERNATIONAL ....           2,410
                                                   -------------
 PETROLEUM AND COAL PRODUCTS--0.22%
   156,400       MURPHY OIL CORP ...............           7,634
    41,400       WD-40 CO ......................           1,035
                                                   -------------
                                                           8,669
                                                   -------------
 PRIMARY METAL INDUSTRIES--0.18%
    76,652       BIRMINGHAM STEEL CORP .........             316
    88,500       NUCOR CORP ....................           4,198
   141,650       WORTHINGTON INDUSTRIES, INC ...           2,328
                                                   -------------
                                                           6,842
                                                   -------------


                       See notes to financial statements.

                                                           VALUE
  SHARES                                                    (000)
  ------                                                 --------

 PRINTING AND PUBLISHING--0.73%
    24,300       DELUXE CORP ...................   $         946
    41,000       DOW JONES & CO, INC ...........           2,176
   155,400       GANNETT CO, INC ...............          11,092
    11,300       KNIGHT-RIDDER, INC ............             621
   148,200       MCGRAW HILL COS, INC ..........           7,994
    38,600       NEW YORK TIMES CO (CLASS A) ...           1,421
    20,220     o R.H. DONNELLEY CORP ...........             396
    57,700       TIMES MIRROR CO SERIES A ......           3,419
                                                   -------------
                                                          28,065
                                                   -------------
 RAILROAD TRANSPORTATION--0.33%
   421,200       NORFOLK SOUTHERN CORP .........          12,689
                                                   -------------
 REAL ESTATE--0.01%
    20,600       ROUSE CO                                    523
                                                   -------------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.47%
    24,100       BANDAG, INC ...................             836
   117,300       ILLINOIS TOOL WORKS, INC ......           9,619
   121,200       NIKE, INC (CLASS B) ...........           7,673
                                                   -------------
                                                          18,128
                                                   -------------
 SECURITY AND COMMODITY BROKERS--0.89%
   125,600       MERRILL LYNCH & CO, INC .......          10,040
   167,848       MORGAN STANLEY, DEAN WITTER, & CO        17,204
    65,800       SCHWAB (CHARLES) CORP .........           7,230
                                                   -------------
                                                          34,474
                                                   -------------
 STONE, CLAY, AND GLASS PRODUCTS--0.10%
    56,200       CORNING, INC ..................           3,941
                                                   -------------
 TRANSPORTATION BY AIR--0.37%
    16,000     o ALASKA AIR GROUP, INC .........             668
    79,900     o AMR CORP ......................           5,453
    37,600       DELTA AIRLINES, INC ...........           2,167
    43,100     o FDX CORP ......................           2,338
    99,562       SOUTHWEST AIRLINES CO .........           3,099
     5,618     o U.S. AIRWAYS GROUP, INC .......             245
     2,300     o UAL CORP ......................             150
                                                   -------------
                                                          14,120
                                                   -------------
 TRANSPORTATION EQUIPMENT--0.06%
    23,500       FEDERAL-MOGUL CORP ............           1,222
    12,000       FLEETWOOD ENTERPRISES, INC ....             317
    21,900       MODINE MANUFACTURING CO .......             713
                                                   -------------
                                                           2,252
                                                   -------------
 TRUCKING AND WAREHOUSING--0.02%
    60,000       ARNOLD INDUSTRIES, INC ........             926
                                                   -------------
 WHOLESALE TRADE-DURABLE GOODS--0.32%
    24,400       AVNET, INC ....................           1,135
   191,850       GENUINE PARTS CO ..............           6,715
    66,200       GRAINGER (W.W.), INC ..........           3,562
    50,900       IKON OFFICE SOLUTIONS, INC ....             764
                                                   -------------
                                                          12,176
                                                   -------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.55%
    61,180       BERGEN BRUNSWIG CORP (CLASS A)            1,055
    83,800       CARDINAL HEALTH, INC ..........           5,374
    96,900       ENRON CORP ....................           7,922
    66,800       MCKESSON HBOC, INC ............           2,146
   144,800       SYSCO CORP ....................           4,317
    25,450       UNISOURCE WORLDWIDE, INC ......             307
                                                   -------------
                                                          21,121
                                                   -------------
               TOTAL COMMON STOCK
                (Cost $1,190,921) ..............       2,345,508
                                                   -------------
PRINCIPAL
-----------
SHORT TERM INVESTMENTS--13.84%
 COMMERCIAL PAPER--9.57%
                 AMERICAN STORES CO
$15,000,000      * 5.120%, 07/14/99 ............          14,968
                 CONAGRA, INC
 20,000,000      * 5.090%, 07/09/99 ............          19,973
                 COX COMMUNICATIONS, INC
 27,000,000     *~ 5.150%, 07/14/99 ............          26,943
                 CVS CORP
  4,950,000     *~ 4.900%, 07/07/99 ............           4,944
 25,000,000     *~ 4.940%, 07/12/99 ............          24,955
 14,000,000     *~ 4.940%, 07/14/99 ............          13,970
                 DILLARDS, INC
 29,595,000      ~ 6.110%, 07/01/99 ............          29,590
                 EL PASO NATURAL GAS CO
 17,800,000     *~ 5.000%, 07/14/99 ............           17,762
                 MCI WORLDCOM, INC
 50,000,000     *~ 5.000%, 07/19/99 ............           49,858
                 PENNEY (J.C.) FUNDING CORP
 30,000,000     *~ 5.260%, 07/22/99 ............           29,904
                 PRAXAIR, INC
 50,000,000     *~ 4.970%, 07/16/99 ............           49,880
                 RYDER SYSTEMS, INC
 25,000,000     *~ 4.970%, 07/13/99 ............           24,951
                 SONAT, INC
 21,900,000      ~ 5.500%, 07/01/99 ............           21,896
 40,000,000     *~ 4.980%, 07/14/99 ............           39,915
                                                    -------------
                                                          369,509
                                                    -------------
 INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED--4.27%
  MEDIUM TERM NOTE
                 BANKERS TRUST CO
 30,000,000        4.940%, 09/14/99 ............           30,070
  REPURCHASE AGREEMENTS
                 GOLDMAN SACHS & CO
 84,927,000      @ 5.200%, DATED 06/30/99,
                    DUE 07/01/99 ...............           84,939
                 PRUDENTIAL SECURITIES, INC
 50,000,000      @ 5.100%, DATED 04/23/99,
                    DUE 12/31/99 ...............           50,021
                                                    -------------
                                                          165,030
                                                    -------------
                TOTAL SHORT TERM INVESTMENTS
                 (COST $534,642) ...............          534,539
                                                    -------------
                TOTAL PORTFOLIO
                 (COST $3,195,526) .............       $4,323,960
                                                    =============

                       See notes to financial statements.

-----------------
o   Non-income producing
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
! Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $19,570,600 or 0.51% of net assets.
* All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
^   These securities were purchased on a delayed delivery basis.
[]  All or a portion of these securities are out on loan.
@   Repurchase agreements are fully collateralized as follows:


                                        MARKET
                                         VALUE       COUPON      MATURITY
   DESCRIPTION            PRINCIPAL      (000)        RATE         DATE
  ------------           -----------    --------    --------     ---------

GOLDMAN SACHS & CO:

   U.S. Treasury Bond    $10,746,142    $16,408      11.250%     02/15/15

   U.S. Treasury Note     74,645,951     70,218       4.750%-    06/30/01-
                                                      5.750%     11/15/08


PRUDENTIAL SECURITIES,
  INC:

   Federal Home Loan       5,894,500      5,924       4.940%-    10/27/00-
     Bank                                             6.005%     01/05/04

   Federal Home Loan       5,857,000      5,692       5.150%-    05/16/00-
     Mortgage Corp                                    6.700%     04/29/09

   Federal Mortgage Corp      79,600         79      Discount    08/09/99-
     Discount Note                                     Notes     09/29/99

   Federal National        1,180,000      1,192       5.650%-    04/23/01-
     Mortgage Association                             6.450%     06/01/01

   U.S. Treasury Bond      7,627,600      9,811       8.750%-    08/15/15-
                                                     10.625%     05/15/17

   U.S. Treasury Note     27,296,700     27,564       4.500%-    01/31/01-
                                                      6.250%     02/28/03

   U.S. Treasury Strip     2,412,600        738     Zero Coupon  02/15/17-
                                                    Bonds        05/15/21



------------------
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                                 MOODY'S RATINGS
                          AAA, AA, A              25.97%
                          BAA                     10.82%
                          BA                       0.23%

U.S.Government obligations represent 62.98% of the long-term debt portfolio value and are not reflected in the above ratings.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999

                               SUMMARY BY INDUSTRY
                                      (000)

                                              VALUE       %
                                            ----------  ------
BONDS
 CORPORATE BONDS
  DEPOSITORY INSTITUTIONS ...............   $      223    0.00%
  METAL MINING ..........................           15    0.00
                                            ----------  ------
 TOTAL CORPORATE BONDS
  (Cost $214) ...........................          238    0.00
                                            ----------  ------

TOTAL BONDS
 (Cost $214) ............................          238    0.00
                                            ----------  ------
 PREFERRED STOCK
  APPAREL AND OTHER TEXTILE PRODUCTS ....           47    0.00
  BUSINESS SERVICES .....................        2,822    0.04
  CHEMICALS AND ALLIED PRODUCTS .........            5    0.00
  ELECTRIC, GAS, AND SANITARY SERVICES ..        1,726    0.03
  FABRICATED METAL PRODUCTS .............          198    0.00
  INSURANCE CARRIERS ....................          184    0.00
  PRINTING AND PUBLISHING ...............        1,620    0.03
  TRANSPORTATION EQUIPMENT ..............        1,749    0.03
                                            ----------  ------
 TOTAL PREFERRED STOCK
  (Cost $5,431) .........................        8,351    0.13
                                            ----------  ------
 COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS .........          362    0.01
  AMUSEMENT AND RECREATION SERVICES .....        8,097    0.12
  APPAREL AND ACCESSORY STORES ..........       15,116    0.23
  APPAREL AND OTHER TEXTILE PRODUCTS ....       18,582    0.28
  AUTO REPAIR, SERVICES AND PARKING .....        2,714    0.04
  AUTOMOTIVE DEALERS AND SERVICE STATIONS          496    0.01
  BUILDING MATERIALS AND GARDEN SUPPLIES        54,946    0.82
  BUSINESS SERVICES .....................      426,355    6.40
  CHEMICALS AND ALLIED PRODUCTS .........      656,039    9.85
  COMMUNICATIONS ........................      923,121   13.86
  DEPOSITORY INSTITUTIONS ...............      390,092    5.86
  EATING AND DRINKING PLACES ............       57,197    0.86
  ELECTRIC, GAS, AND SANITARY SERVICES ..       97,280    1.46
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      531,451    7.98
  ENGINEERING AND MANAGEMENT SERVICES ...        5,297    0.08
  FABRICATED METAL PRODUCTS .............       59,621    0.90
  FOOD AND KINDRED PRODUCTS .............      128,631    1.93
  FOOD STORES ...........................      184,406    2.77
  FORESTRY ..............................          215    0.00
  FURNITURE AND FIXTURES ................          772    0.01
  FURNITURE AND HOMEFURNISHINGS STORES ..          836    0.01
  GENERAL BUILDING CONTRACTORS ..........        9,792    0.15
  GENERAL MERCHANDISE STORES ............      155,874    2.34
  HEALTH SERVICES .......................       42,868    0.64
  HEAVY CONSTRUCTION, EXCEPT BUILDING ...       19,755    0.30
  HOLDING AND OTHER INVESTMENT OFFICES ..       24,113    0.36
  HOTELS AND OTHER LODGING PLACES .......        6,091    0.09
  INDUSTRIAL MACHINERY AND EQUIPMENT ....      431,096    6.47
  INSTRUMENTS AND RELATED PRODUCTS ......      237,524    3.56
  INSURANCE AGENTS, BROKERS AND SERVICE .        4,078    0.06
  INSURANCE CARRIERS ....................      255,813    3.84
  LOCAL AND INTERURBAN PASSENGER TRANSIT        30,807    0.46
  LUMBER AND WOOD PRODUCTS ..............       70,298    1.05
  METAL MINING ..........................       14,261    0.21
  MISCELLANEOUS MANUFACTURING INDUSTRIES         4,282    0.06
  MISCELLANEOUS RETAIL ..................       32,720    0.49
  MOTION PICTURES .......................       53,940    0.81
  NONDEPOSITORY INSTITUTIONS ............       56,034    0.84
  NONMETALLIC MINERALS, EXCEPT FUELS ....          266    0.00
  OIL AND GAS EXTRACTION ................      117,733    1.77
  PAPER AND ALLIED PRODUCTS .............       15,140    0.23
  PERSONAL SERVICES .....................        1,040    0.02
  PETROLEUM AND COAL PRODUCTS ...........      257,488    3.87
  PIPELINES, EXCEPT NATURAL GAS .........          400    0.01
  PRIMARY METAL INDUSTRIES ..............      182,875    2.75
  PRINTING AND PUBLISHING ...............      173,954    2.61
  RAILROAD TRANSPORTATION ...............       49,618    0.74
  REAL ESTATE ...........................       27,666    0.42
  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS     21,709    0.33
  SECURITY AND COMMODITY BROKERS ........       46,790    0.70
  SPECIAL TRADE CONTRACTORS .............        1,362    0.02
  STONE, CLAY, AND GLASS PRODUCTS .......      124,266    1.87
  TEXTILE MILL PRODUCTS .................          989    0.01
  TOBACCO PRODUCTS ......................       13,676    0.21
  TRANSPORTATION BY AIR .................       23,007    0.35
  TRANSPORTATION EQUIPMENT ..............      217,971    3.27
  TRANSPORTATION SERVICES ...............      101,477    1.52
  TRUCKING AND WAREHOUSING ..............       13,123    0.20
  WATER TRANSPORTATION ..................       13,050    0.20
  WHOLESALE TRADE-DURABLE GOODS .........        1,620    0.02
  WHOLESALE TRADE-NONDURABLE GOODS ......       44,305    0.67
                                            ----------  ------
TOTAL COMMON STOCK
  (COST $5,166,455) .....................    6,460,497   97.00
                                            ----------  ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ......................       46,832    0.70
  U.S. GOVERNMENT & AGENCIES ............      180,889    2.72
                                            ----------  ------
TOTAL SHORT TERM INVESTMENTS
  (COST $227,792) .......................      227,721    3.42
                                            ----------  ------
TOTAL PORTFOLIO
  (Cost $5,399,892) .....................    6,696,807  100.55
   OTHER ASSETS & LIABILITIES, NET ......      (36,384)  (0.55)
                                            ----------  ------
NET ASSETS ..............................   $6,660,423  100.00%
                                            ==========  ======






                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999

                               SUMMARY BY COUNTRY

                                         VALUE
                                         (000)             %
                                       -----------      -------

DOMESTIC
  UNITED STATES ...................     $3,309,767       49.42%
                                        ----------      ------
TOTAL DOMESTIC ....................      3,309,767       49.42
                                        ----------      ------
FOREIGN
  AUSTRALIA .......................         91,538        1.37
  AUSTRIA .........................            818        0.01
  BELGIUM .........................         12,214        0.18
  CANADA ..........................        117,299        1.75
  DENMARK .........................          4,316        0.06
  FINLAND .........................         20,653        0.31
  FRANCE ..........................        183,516        2.74
  GERMANY .........................        235,023        3.51
  HONG KONG .......................         70,382        1.05
  IRELAND .........................         14,894        0.22
  ITALY ...........................         40,299        0.60
  JAPAN ...........................        775,393       11.58
  MALAYSIA ........................          2,103        0.03
  NETHERLANDS .....................        260,452        3.89
  NEW ZEALAND .....................          4,082        0.06
  NORWAY ..........................         17,778        0.27
  PORTUGAL ........................          3,468        0.05
  SINGAPORE .......................         31,868        0.48
  SOUTH AFRICA ....................          6,027        0.09
  SPAIN ...........................         37,278        0.56
  SWEDEN ..........................        116,062        1.73
  SWITZERLAND .....................        100,200        1.50
  THAILAND ........................            804        0.01
  UNITED KINGDOM ..................      1,012,852       15.13
                                        ----------       ------
TOTAL FOREIGN .....................      3,159,319       47.18
TOTAL SHORT TERM ..................        227,721        3.40
                                        ----------      ------
TOTAL PORTFOLIO ...................     $6,696,807      100.00%
                                        ==========      ======



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999

                                                                  VALUE
  PRINCIPAL                                                       (000)
  ---------                                                     ----------
BONDS--0.00%
CORPORATE BONDS--0.00%
 DEPOSITORY INSTITUTIONS--0.00%
                 BANCA INTESA (CV DEB)
$    35,899(1)      1.600%, 01/01/03 ....................    $          67
                 MITSU TRUST & BANKING (CV DEB)
 32,000,000(2)      0.500%, 10/01/07 ....................              156
                                                             -------------
                                                                       223
                                                             -------------
 METAL MINING--0.00%
                 RGC GOLD
     37,400        0.000%, 12/31/00 .....................               15
                                                             -------------
               TOTAL CORPORATE BONDS
                (COST $214) .............................              238
                                                             -------------
              TOTAL BONDS
               (COST $214) ..............................              238
                                                             -------------

-------------------
(1) Denominated in Italian Lira
(2) Denominated in Japanese Yen

   SHARES
   ------
PREFERRED STOCK--0.13%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.00%
       350        ESCADA AG. .............................               47
                                                              -------------
 BUSINESS SERVICES--0.04%
     7,062     [] SAP AG. ................................            2,822
                                                              -------------
 CHEMICALS AND ALLIED PRODUCTS--0.00%
       213        CIN-CORPARACAO INDUSTRIAL ..............                5
                                                              -------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.03%
    49,670      o RHEIN-WESTFALEN ELECTRIC AG.
                   (NON-VOTE) ............................            1,726
                                                              -------------
 FABRICATED METAL PRODUCTS--0.00%
       700        FRIEDRICH-GROHE AG. ....................              198
                                                              -------------
 INSURANCE CARRIERS--0.00%
     1,014        AETNA, INC SERIES C ....................               75
     1,300        AXA COLONIA KONZERN AG. ................              109
                                                              -------------
                                                                        184
                                                              -------------
 PRINTING AND PUBLISHING--0.03%
   212,691     [] NEWS CORP LTD (LTD-VOTE) ...............            1,620
                                                              -------------
 TRANSPORTATION EQUIPMENT--0.03%
     6,500      o AN AG. .................................              147
    43,330        VOLKSWAGEN AG. .........................            1,602
                                                              -------------
                                                                      1,749
                                                              -------------
               TOTAL PREFERRED STOCK
                (COST $5,431) ...........................             8,351
                                                              -------------
COMMON STOCK--97.00%
 AGRICULTURAL PRODUCTION-CROPS--0.01%
    51,000        GOLDEN HOPE PLANTATIONS BERHAD .........               39
     8,300        PIONEER-HI-BRED INTERNATIONAL, INC .....              323
                                                              -------------
                                                                        362
                                                              -------------
 AMUSEMENT AND RECREATION SERVICES--0.12%
    63,052        EMI GROUP PLC ..........................              506
   109,029        GRANADA GROUP LTD (CLASS A) ............            2,023
    15,800      o HARRAH'S ENTERTAINMENT, INC.............              348
   275,000        HEIWA CORP .............................            4,953
    37,900        TABCORP HOLDINGS LTD ...................              255
     2,000      o TOKYO DOME CORP ........................               12
                                                              -------------
                                                                      8,097
                                                              -------------
 APPAREL AND ACCESSORY STORES--0.23%
       530        DOUGLAS HOLDINGS AG. ...................               24
    93,355        GAP, INC ...............................            4,703
    76,400        HENNES & MAURITZ AB SERIES B ...........            1,887
   187,373        LIMITED, INC ...........................            8,502
                                                              -------------
                                                                     15,116
                                                              -------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.28%
     5,500      o AOYAMA TRADING CO LTD ..................              174
   198,800        BENETTON GROUP S.P.A. ..................              392
        90      o DOLLFUS-MIEG & CIE S.A. ................                1
    62,000        GUNZE LTD ..............................              164
   140,600      o JONES APPAREL GROUP, INC ...............            4,824
   998,000        KURARAY CO LTD .........................           12,005
     2,300        LIZ CLAIBORNE, INC .....................               84
    13,000        ONWARD KASHIYMA CO LTD .................              143
     8,000      o RENOWN, INC ............................               11
    16,000        TOKYO STYLE CO LTD .....................              172
     7,900        VF CORP ................................              338
    26,945        WACOAL CORP ............................              274
                                                               ------------
                                                                     18,582
                                                               ------------
 AUTO REPAIR, SERVICES AND PARKING--0.04%
   240,000      o IMPERIAL HOLDINGS LTD ..................            2,386
    12,600        RYDER SYSTEM, INC ......................              328
                                                               ------------
                                                                      2,714
                                                               ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
     1,000     [] AUTOBACS SEVEN CO LTD ..................               49
    10,500        CANADIAN TIRE, INC (CLASS A) ...........              305
    11,735        LEX SERVICE GROUP LTD ..................              108
    44,913        LONHRO AFRICA PLC ......................               34
                                                               ------------
                                                                        496
                                                               ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.82%
    43,790        CRH PLC ................................              777
   149,762        HOME DEPOT, INC ........................            9,650
   768,700        LOWES COS, INC .........................           43,576
     3,047      o MEYER INTERNATIONAL PLC ................               20
     2,300        PORTLAND VALDERRIVAS S.A. ..............               72
   113,006        WOLSELEY PLC ...........................              851
                                                              -------------
                                                                     54,946
                                                              -------------
 BUSINESS SERVICES--6.40%
    12,494      o ACNEILSEN CORP .........................              378
     1,400      o ADECCO S.A. (REGD) .....................              750
     7,600        ADOBE SYSTEMS, INC .....................              624
   201,436        AMERICA ONLINE, INC ....................           22,259
    51,332        AUTOMATIC DATA PROCESSING, INC .........            2,259


38                     See notes to financial statements.

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 BUSINESS SERVICES--(CONTINUED)
    20,800      o BMC SOFTWARE, INC ......................      $     1,123
     7,780     [] CAP GEMINI S.A. ........................            1,223
    57,235        COMPUTER ASSOCIATES
                   INTERNATIONAL, INC ....................            3,148
 5,213,000      o CORPORATE SERVICES GROUP PLC ...........            6,985
     6,000        CREATIVE TECHNOLOGY LTD ................               78
     3,200     [] CSK CORP ...............................               73
     6,667     []oDASSAULT SYSTEMS S.A. ..................              220
   150,000      o DATA ADVANTAGE LTD .....................              379
     4,500      o ELECTRONIC ARTS, INC ...................              244
    53,392        ELECTRONIC DATA SYSTEMS CORP ...........            3,020
    48,762        FIRST DATA CORP ........................            2,386
    10,200        GETRONICS NV ...........................              392
     1,000        HAW PAR CORP LTD .......................                2
 8,355,800        HAYS PLC ...............................           88,050
    32,200        IMS HEALTH, INC ........................            1,006
    11,100        INTERPUBLIC GROUP OF COS, INC ..........              962
     2,300      o ISS INTERNATIONAL SERVICE
                   SYSTEM AS SERIES B ....................              123
     3,588     [] KONAMI CO LTD ..........................              148
    11,799        LAGARDERE S.C.A. .......................              439
 3,543,200        LOGICA PLC .............................           37,141
     2,800        MANPOWER, INC ..........................               63
   302,000     [] MEITEC CORP ............................           10,105
     6,000        MERKANTILDATA ASA ......................               58
 1,785,640      o MICROSOFT CORP .........................          161,042
    57,130      o MISYS PLC ..............................              489
     7,096        NAMCO LTD ..............................              191
    28,500      o NET PERCEPTIONS, INC ...................              622
   688,900      o NEWBRIDGE NETWORKS CORP ................           19,549
    27,400      o NOVELL, INC ............................              726
   820,280      o ORACLE CORP ............................           30,453
    20,200      o PARAMETRIC TECHNOLOGY CORP .............              280
    15,312      o PEOPLESOFT, INC ........................              264
     2,000      o PITTSTON BRINKS GROUP CO ...............               54
    28,350    []o PRICELINE.COM, INC .....................            3,276
   404,500      o PSINET, INC ............................           17,697
       100        RATIN AS (CLASS B) .....................               12
   290,612        RENTOKIL INITIAL PLC ...................            1,134
   162,346        RUETERS GROUP PLC ......................            2,136
     3,000        SAP AG. ................................            1,015
     9,700        SECOM CO LTD ...........................            1,010
    31,800        SECURITAS AB SERIES B FREE .............              475
        98      o SIEBEL SYSTEMS, INC ....................                6
    88,200        SIME DARBY BERHAD ......................              104
       100        SOPHUS BERENDSEN (CLASS B) (NEW) .......                3
     1,020      o SURVEILLANCE S.A. SOCIETE DE ...........              253
     6,000     [] TIETO CORP (CLASS B) ...................              250
   189,000        TOKYU CORP .............................              476
     3,000        TRANS COSMOS ...........................              218
   214,000        WHARF HOLDINGS LTD .....................              667
    10,900      o WHARF HOLDINGS LTD WTS 12/31/99 ........               10
     8,000        WM-DATA AB SERIES B ....................              305
                                                                -----------
                                                                    426,355
                                                                -----------
 CHEMICALS AND ALLIED PRODUCTS--9.85%
   151,775        ABBOTT LABORATORIES CO .................            6,906
    16,720        AGA AB SERIES A FREE ...................              208
     8,800      o AGA AB SERIES A RTS ....................                3
     7,200        AGA AB SERIES B FREE ...................               89
     8,500        AGRIUM, INC ............................               74
    23,600        AIR PRODUCTS & CHEMICALS, INC ..........              950
    27,600        AKZO NOBEL NV ..........................            1,161
   836,168        AMERICAN HOME PRODUCTS CORP ............           48,080
   133,000        ASAHI CHEMICAL INDUSTRY CO LTD .........              737
    81,492     [] ASTRAZENECA PLC ........................            3,173
   108,724        ASTRAZENECA PLC (U.K.) .................            4,206
    26,400        AVON PRODUCTS, INC .....................            1,465
    63,500     [] BASF AG. ...............................            2,806
    74,140        BAYER AG. ..............................            3,089
    10,800        BEIERSDORF AG. .........................              718
    45,603        BOC GROUP PLC ..........................              891
   753,504        BRISTOL MYERS SQUIBB CO ................           53,075
    32,000        CHUGAI PHARMACEUTICAL CO LTD ...........              345
       500        CIN-CORPARACAO INDUSTRIAL DO0
                   NORTE S.A .............................               13
    13,300        CLOROX CO ..............................            1,421
   280,000        COLGATE PALMOLIVE CO ...................           27,650
     7,000      o CSL LTD ................................               60
    17,286        DAICEL CHEMICAL INDUSTRIES LTD .........               64
    28,714        DAIICHI PHARMACEUTICAL CO LTD ..........              446
    25,000        DAINIPPON INK & CHEMICAL, INC ..........               85
   120,000        DENKI KAGKU KOGYO ......................              263
     7,400        DIAL CORP ..............................              275
   258,049        DOW CHEMICAL CO ........................           32,740
   498,233        DU PONT (E.I.) DE NEMOURS & CO .........           34,036
     1,600        DYNO ASA ...............................               29
     3,175        EASTMAN CHEMICAL CO ....................              164
    14,000        EISAI CO LTD ...........................              276
   397,400    []o ELAN CORP PLC ADR ......................           11,028
       500      o FABRICA ESP DE PROCUCTO QUIMICO (NEW) ..                6
     5,000        FABRICA ESP DE PRODUCTO QUIMICO Y
                   FARM ..................................               61
    30,000      o FANCL CORP .............................            5,453
     6,823      o FMC CORP ...............................              466
   331,145        GLAXO WELLCOME PLC .....................            9,203
    25,400        GREENCORE GROUP PLC ....................               79
    97,549        IMPERIAL CHEMICAL INDUSTRY PLC .........              964
   129,283        JOHNSON & JOHNSON CO ...................           12,670
    12,000        KAKEN PHARMACEUTICAL CO LTD ............               86
    66,000        KANEKA CORP ............................              622
    70,000        KANSAI PAINT CO LTD ....................              215
   528,000        KAO CORP ...............................           14,831
    13,380        KEMIRA OY ..............................               81
     2,657        KISSEI PHARMACEUTICALS CO LTD ..........               53
    42,000        KUREHA CHEMICAL INDUSTRY CO LTD ........              112
    44,000      o KYORIN PHARMACEUTICAL CO LTD ...........            1,094
     4,877        L'AIR LIQUIDE (REGD) 2001 ..............              767
     2,332     o# L'AIR LIQUIDE S.A. (REGD) ..............              367
   102,570        LILLY (ELI) & CO .......................            7,347
    35,000        LION CORP ..............................              145
     6,364        LOREAL S.A. ............................            4,302
     7,100        LUBRIZOL CORP ..........................              193
   500,000        LYONDELL CHEMICAL CO ...................           10,313
    15,274        MALLINCKRODT, INC ......................              556
   887,072      * MERCK & CO, INC ........................           65,643
    13,730        MERCK & CO KGAA ........................              447
   142,000        MITSUBISHI CHEMICAL CORP ...............              492
    46,000        MITSUBISHI GAS CHEMICAL CO, INC ........              145
     1,000        MITSUI CHEMICAL CORP ...................                6
    75,999        MONSANTO CO ............................            2,997
   291,122        MONTEDISON S.P.A. ......................              474
    12,940        NALCO CHEMICAL CORP ....................              671
     6,282        NOVARTIS AG. (REGD) ....................            9,173
     5,500        NOVO NORDISK AS (CLASS B) ..............              594
    11,500        ORICA LTD                                              63



                       See notes to financial statements.                     39

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
   391,948     []  PFIZER, INC ............................     $    43,016
    18,143        PPG INDUSTRIES, INC ....................            1,072
    12,791        PRAXAIR, INC ...........................              626
   687,584        PROCTER & GAMBLE CO ....................           61,367
    33,250        RHONE-POULENC S.A. (CLASS A) ...........            1,519
        50        ROCHE HOLDINGS AG. (BR) ................              823
     2,738        ROCHE HOLDINGS AG. (GENUSSCHEINE) ......           28,144
    17,550        ROHM & HAAS CO .........................              752
    39,100        SANKYO CO LTD ..........................              985
    74,288      o SANOFI-SYNTHELABO S.A. .................            3,153
     7,500        SCHERING AG. ...........................              795
   821,286        SCHERING-PLOUGH CORP ...................           43,528
 1,289,000        SEKISUI CHEMICAL CO LTD ................            7,476
    32,200        SHERWIN-WILLIAMS CO ....................              894
    39,255     [] SHIN-ETSU CHEMICAL CO LTD ..............            1,313
    68,000        SHIONOGI & CO LTD ......................              538
   512,700        SHISEIDO & CO LTD ......................            7,684
   165,000      o SHOWA DENKO K.K. .......................              211
       500        SIKA FINANZ AG. (BR) ...................              149
   507,779        SMITHKLINE BEECHAM/BECKMAN LTD .........            6,599
    67,100        SNIA S.P.A. ............................               84
     8,650        SOLVAY ET CIE S.A. .....................              574
   175,000     [] SUMITOMO CHEMICAL CO LTD ...............              802
   281,000        TAISHO PHARMACEUTICAL CO LTD ...........            9,286
   452,000        TAKEDA CHEMICAL INDUSTRIES LTD .........           20,949
 2,193,000        TEIJIN LTD .............................            8,878
   144,000        TORAY INDUSTRIES, INC ..................              721
    65,000        UBE INDUSTRIES LTD .....................              140
    14,900        UCB S.A. ...............................              638
     5,300        UNION CARBIDE CORP .....................              258
    81,081        WARNER-LAMBERT CO ......................            5,625
    21,359     [] WESFARMERS LTD .........................              192
   255,964     [] YAMANOUCHI PHARMACEUTICAL CO LTD .......            9,791
     1,100      o ZODIAC S.A. ............................              240
                                                               ------------
                                                                    656,039
                                                               ------------
 COMMUNICATIONS--13.86%
    18,180    []o ALCATEL ................................            2,559
        61        ALLTEL CORP ............................                4
   444,000      o ASIA SATELLITE TELECOMMUNICATIONS
                   HOLDINGS LTD ..........................            1,044
 1,612,560        AT&T CORP ..............................           90,001
    87,828      o AT&T CORP-LIBERTY MEDIA GROUP
                   (CLASS A) .............................            3,228
    58,900        BCE, INC ...............................            2,855
    10,318        BCT TELUS COMMUNICATIONS, INC ..........              247
    10,139        BCT TELUS COMMunications, INC
                   (NON-VOTE) ............................              239
   154,863        BELL ATLANTIC CORP .....................           10,124
   209,452        BELLSOUTH CORP .........................            9,818
   112,479        BRITISH SKY BROADCASTING GROUP PLC .....            1,043
   657,983      o BRITISH TELECOMMUNICATIONS PLC .........           11,025
 1,657,817        CABLE & WIRELESS PLC ...................           21,128
     2,690      o CANAL PLUS S.A. ........................              755
     2,026        CARLTON COMMUNICATIONS PLC .............               17
    78,684      o CBS CORP ...............................            3,418
   233,493      o CLEAR CHANNEL COMMUNICATIONS, INC ......           16,096
   364,000      o COLT TELECOM GROUP PLC .................            7,637
   238,338     [] DEUTSCHE TELEKOM AG. ...................           10,004
   405,000      o DIMENSION DATA HOLDINGS LTD ............            1,792
 2,236,300        ERICSSON TELEFON (LM) AB SERIES B ......           71,676
   100,325        FRANCE TELECOM S.A. ....................            7,579
    13,000     [] FUJIKURA LTD ...........................               62
   122,200      o GLOBAL TELESYSTEMS GROUP, INC ..........            9,898
     2,400     [] GN STORE NORD AS-GN GREAT NORDIC .......               81
 3,493,477        HONG KONG TELECOMMUNICATIONS LTD .......            9,073
   588,000    []o IXC COMMUNICATIONS, INC ................           23,116
    46,057        KONINKLIJKE KPN NV .....................            2,161
        75      o LEAP WIRELESS INTERNATIONAL, INC .......                2
 1,713,485        LUCENT TECHNOLOGIES, INC ...............          115,553
   924,824      o MCI WORLDCOM, INC ......................           79,593
   115,700        MEDIASET S.P.A. ........................            1,029
    10,100      o NETCOM AB SERIES B .....................              340
    55,600      o NETWORK PLUS CORP ......................            1,161
   353,000     [] NIPPON COMSYS CORP .....................            5,731
     5,216        NIPPON TELEGRAPH & TELEPHONE CORP ......           60,761
       135     [] NTT MOBILE COMMUNICATIONS ..............            1,829
       540      o NTT MOBILE COMMUNICATIONS (NEW) ........            7,227
   269,200    []o OLIVETTI GROUP S.P.A. ..................              647
   317,200    []o OLIVETTI group S.P.A. RTS ..............               43
 1,758,100      o OMNIPOINT CORP .........................           50,875
    14,143        PORTUGAL TELECOM S.A. ..................              575
    14,143      o PORTUGAL TELECOM S.A. RTS ..............                0
   589,750      o RCN CORP ...............................           24,548
    11,300      o ROGERS COMMUNICATIONS, INC (CLASS B) ...              181
 1,024,897        SBC COMMUNICATIONS, INC ................           59,444
   456,000      o SINGAPORE TELECOMMUNICATIONS LTD .......              782
   750,500        SMARTONE TELECOMMUNICATIONS
                   HOLDINGS LTD ..........................            2,670
    45,641        SONERA GROUP OYJ .......................              998
    76,548        SPRINT CORP (FON GROUP) ................            4,043
     6,810        SWISSCOM AG. (REGD) ....................            2,563
        20      o TCI SATELLITE ENTERTAINMENT (CLASS A) ..                0
   797,400     [] TELECOM CORP OF NEW ZEALAND ............            3,423
   413,705      o TELECOM ITALIA .........................            4,301
   742,999     [] TELECOM ITALIA MOBILE S.P.A. ...........            4,437
    15,700        TELE DANMARK AS ........................              773
   103,032      o TELEFONICA DE ESPANA S.A. ..............            4,963
   174,000      o TELEFONICA PUBLICIDAD E INFORMACION ....            3,472
   135,000        TELEKOM MALAYSIA BERHAD ................              454
   495,000        TELEVISION BROADCASTS LTD ..............            2,322
 1,329,394        TELSTRA CORP ...........................            7,618
    96,400      o TIME WARNER TELECOM, INC ...............            2,796
    16,000      o TOKYO BROADCASTING SYSTEMS, INC ........              231
    62,932      o VIACOM, INC (CLASS B) ..................            2,769
     1,534      o VIACOM, INC (CLASS B) WTS 07/07/99 .....               28
   367,000      o VIATEL, INC ............................           20,598
 6,159,223        VODAFONE GROUP PLC .....................          121,360
    31,985      o VODAFONE GROUP PLC ADR .................            6,301
                                                               ------------
                                                                    923,121
                                                               ------------
 DEPOSITORY INSTITUTIONS--5.86%
   140,331        ABBEY NATIONAL PLC .....................            2,635
   139,194        ABN-AMRO HOLDINGS NV ...................            3,015
    97,660        ALLIED IRISH BANK PLC ..................            1,284
    45,100        ARGENTARIA, CAJA POSTAL Y BCO HIPOTECA .            1,027
   239,514        ASAHI BANK LTD .........................            1,148
     3,000      o ASHIKAGA BANK LTD ......................                6
   398,431        AUSTRALIAN & NEW ZEALAND BANKING
                   GROUP LTD .............................            2,930
   176,100        BANCA COMMERCIALE ITALIANA S.P.A. ......            1,286
   194,312     [] BANCA INTESA S.P.A. ....................              934
    83,600        BANCA INTESA S.P.A. RISP ...............              187
    29,000     [] BANCA POPOLARE DI MILANO ...............              224
   143,600      o BANCO AMBROSIANO VENETO WTS 05/31/02 ...              153
   195,700        BANCO BILBAO VIZCAYA S.A. (REGD) .......            2,828
    19,571        BANCO COMERCIAL PORTUGUES S.A. (REGD) ..              507


40                     See notes to financial statements.

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 DEPOSITORY INSTITUTIONS--(CONTINUED)
    11,595        BANCO ESPIRITO SANTO E COMERCIAL .......      $       270
       912        BANCO PINTO & SOTTO MAYOR S.A. .........               16
   391,370        BANCO SANTANDER CENTRAL HISPANO S.A. ...            4,077
     2,904        BANK AUSTRIA AG. .......................              153
   935,340        BANK OF AMERICA CORP ...................           68,572
   157,323        BANK OF EAST ASIA LTD ..................              398
    25,000        BANK OF MONTREAL .......................              904
    21,032        BANK OF NEW YORK CO, INC ...............              772
    46,992        BANK OF NOVA SCOTIA ....................            1,016
 1,186,747        BANK OF TOKYO MITSUBISHI LTD ...........           16,893
   130,344        BANK OF YOKOHAMA LTD ...................              335
   116,207        BANK ONE CORP ..........................            6,922
   277,924        BANKBOSTON CORP ........................           14,209
    22,882        BANQUE NATIONALE DE PARIS ..............            1,907
   904,100        BARCLAYS PLC ...........................           26,308
    37,650     [] BAYERISCHE HYPO-UND VEREINSBANK AG. ....            2,446
     7,100        BPI-SGPS S.A. (REGD) ...................              149
     3,192      o BPI-SGPS S.A. (REGD) (BABY SHS) ........               66
    39,560        CANADIAN IMPERIAL BANK OF COMMERCE .....              938
   247,400        CHASE MANHATTAN CORP ...................           21,431
     7,460     [] CHIBA BANK LTD .........................               28
    29,000        CHRISTIANIA BANK OG KREDITKASSE ........              104
    29,400        COMERICA, INC ..........................            1,747
        50        COMMERZBANK AG. ........................                2
   194,000        COMMONWEALTH BANK OF AUSTRALIA LTD .....            3,088
    24,193        CREDIT SUISSE GROUP (REGD) .............            4,186
     2,000        DAI-ICHI KANGO BANK LTD ................               13
     3,600        DEN DANSKE BANK AF 1871 ................              390
    34,000        DEN NORSKE BANK ASA ....................              112
    61,066        DEUTSCHE BANK AG. ......................            3,725
   369,600        DEVELOPMENT BANK OF SINGAPORE
                   LTD (FR) ..............................            4,516
    45,590        DRESDNER BANK AG. ......................            1,782
    87,091        FIRST UNION CORP .......................            4,093
    78,116        FLEET FINANCIAL GROUP, INC .............            3,466
    51,600        FORENINGSSPARBANKEN AB .................              728
 1,604,000     [] FUJI BANK LTD ..........................           11,184
   774,500      o GOLDEN STATE BANCORP, INC ..............           17,039
    12,044        GOLDEN WEST FINANCIAL CORP .............            1,180
    35,000        GUNMA BANK LTD .........................              220
   196,200        HANG SENG BANK LTD .....................            2,194
    50,000        HIGO FAMILY BANK LTD ...................              204
   170,000     [] HOKURIKU BANK LTD ......................              337
   163,144        HSBC HOLDINGS LTD (U.K.) ...............            5,778
    29,388        HSBC HOLDINGS PLC ......................            1,040
    69,761        HSBC HOLDINGS PLC (H.K.) ...............            2,544
   231,297     [] INDUSTRIAL BANK OF JAPAN LTD ...........            1,834
    26,415        JOYO BANK ..............................              103
    32,200        KBC BANCASSURANCE HOLDINGS NV ..........            1,909
    49,165        KEYCORP ................................            1,579
   497,632        LLOYDS TSB GROUP PLC ...................            6,746
   110,800        MALAYAN BANKING BERHAD .................              299
    86,334        MBNA CORP ..............................            2,644
    84,800        MERITA LTD .............................              482
   124,000        MITSUBISHI TRUST & BANKING CORP ........            1,205
    61,000        MITSUI TRUST & BANKING CO LTD ..........               97
    20,144        MORGAN (J.P.) & CO, INC ................            2,830
   516,900        NATIONAL AUSTRALIA BANK LTD ............            8,553
    15,856        NATIONAL BANK OF CANADA ................              207
    39,984        NATIONAL CITY CORP .....................            2,619
    90,024        OVERSEAS CHINESE BANKING CORP LTD (FR) .              751
   248,000      o OVERSEAS UNION BANK LTD (FR) ...........            1,194
    16,925        PARIBAS S.A. ...........................            1,897
    44,125        PNC BANK CORP ..........................            2,543
    26,800        ROYAL BANK OF CANADA ...................            1,177
    76,304        ROYAL BANK OF SCOTLAND PLC .............            1,554
 2,539,000        SAKURA BANK LTD ........................            9,628
   475,609        SAN PAOLO-IMI S.P.A. ...................            6,475
     4,235        SANWA BANK LTD .........................               42
    45,000     [] SEVENTY-SEVEN (77) BANK LTD ............              394
    69,000        SHIZUOKA BANK LTD ......................              687
    57,100        SKANDINAVISKA ENSKILDA BANKEN
                   SERIES A ..............................              665
    10,758     [] SOCIETE GENERALE S.A. ..................            1,896
     9,500        STATE STREET CORP ......................              811
 1,048,200        SUMITOMO BANK LTD ......................           12,999
    12,926      o SUNCORP-METWAY LTD .....................               77
    18,395        SUNTRUST BANKS, INC ....................            1,277
    65,700        SVENSKA HANDELSBANKEN SERIES A .........              788
     5,025      o SWISS BANK CORP WTS 06/30/00  (REGD) ...               84
   211,000     [] TOKAI BANK LTD .........................            1,203
    56,786        U.S. BANCORP ...........................            1,931
   126,574        UBS AG. (REGD) .........................           37,778
   476,200        UNCREDITO ITALIANO S.P.A. ..............            2,092
     4,250        UNI BANKDANMARK AS (CLASS A) ...........              284
    76,000        UNITED OVERSEAS BANK LTD (FR) ..........              531
     6,600        WACHOVIA CORP ..........................              565
    43,044        WASHINGTON MUTUAL, INC .................            1,523
   153,773        WELLS FARGO CO .........................            6,574
   843,100     [] WESTPAC BANKING CORP ...................            5,469
    34,200        WING LUNG BANK LTD .....................              133
    35,000        YAMAGUCHI BANK LTD .....................              317
                                                                -----------
                                                                    390,092
                                                                -----------
 EATING AND DRINKING PLACES--0.86%
       600        CBRL GROUP, INC ........................               10
 4,968,710        COMPASS GROUP PLC ......................           49,264
    29,194        DARDEN RESTAURANTS, INC ................              637
    27,830        HOST MARRIOTT CORP (NEW) ...............              330
    21,000      o KENTUCKY FRIED CHICKEN BERHAD ..........               24
    20,500        MARRIOTT INTERNATIONAL (CLASS A) .......              766
   123,320        MCDONALD'S CORP ........................            5,095
    37,100      o MELCO INTERNATIONAL DEVELOPMENT LTD ....                4
    15,000        SKYLARK CO LTD .........................              322
     2,364        SODEXHO ALLIANCE S.A. ..................              407
    13,300      o TELEPIZZA S.A. .........................               69
         9      o TRICON GLOBAL RESTAURANTS, INC .........                0
       700        VALORA HOLDINGS AG. (REGD) .............              161
     3,500        VIAD CORP ..............................              108
                                                                -----------
                                                                     57,197
                                                                -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--1.46%
     5,200        AGUAS DE BARCELONA S.A. ................              271
        51      o AGUAS DE BARCELONA S.A. (NEW) ..........                3
    24,529        AMERICAN ELECTRIC POWER CO, INC ........              921
     9,000        ANGLIAN WATER PLC ......................              100
    41,588        AUSTRALIA GAS LIGHT CO .................              253
    23,975        BROWNING FERRIS INDUSTRIES, INC ........            1,031
    10,893        CAROLINA POWER & LIGHT CO ..............              466
    45,141        CENTRAL & SOUTH WEST CORP ..............            1,055
         1        CENTRICA PLC ...........................                0
       100        CHUBU ELECTRIC POWER CO, INC ...........                2
 1,657,000        CLP HOLDINGS LTD .......................            8,051
    35,763        COASTAL CORP ...........................            1,431
    12,376        COLUMBIA ENERGY GROUP ..................              776
    18,064        CONSOLIDATED NATURAL GAS CO ............            1,097
    31,733        CONSTELLATION ENERGY GROUP .............              940


                       See notes to financial statements.                     41

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
    20,818        DOMINION RESOURCES, INC ................      $       902
    31,076        DTE ENERGY CO ..........................            1,243
    19,123        DUKE ENERGY CORP .......................            1,040
    62,200        EDISON INTERNATIONAL CO ................            1,664
    63,650     [] EDISON S.P.A. ..........................              551
    13,400        EDPERBRASCAN CORP (CLASS A) ............              203
     5,600        ELECTRABEL NV ..........................            1,808
    10,950        ELECTRABEL S.A. (STRIP VVPR) ...........                2
    44,650        ELECTRICIDADE DE PORTUGAL S.A. .........              804
    93,608     [] ENDESA S.A. ............................            1,996
     1,000        ENTERGY CORP ...........................               31
    44,161        FIRSTENERGY CORP .......................            1,369
     9,300        FPL GROUP, INC .........................              508
    13,700        GAS NATURAL SDG S.A. ...................              996
    27,163        GPU, INC ...............................            1,146
     2,500        GROUPE BRUXELLES LAMBERT S.A. ..........              423
       300        HAFSLUND AS SERIES A ...................                2
   509,190        HONG KONG & CHINA GAS CO LTD ...........              738
    11,949      o HONG KONG & CHINA GAS CO LTD
                   WTS 09/30/99 ..........................                2
    17,565        HYDER PLC ..............................              207
    89,274     [] IBERDROLA S.A. .........................            1,360
     2,500        ILLINOVA CORP ..........................               68
    76,000        ITALGAS S.P.A. .........................              319
    97,200        KANSAI ELECTRIC POWER CO, INC ..........            1,847
     3,000      o KURITA WATER INDUSTRIES LTD ............               54
   203,935        NATIONAL GRID GROUP PLC ................            1,419
    40,160        NATIONAL POWER PLC .....................              292
     6,200      o NIAGARA MOHWAK HOLDINGS, INC ...........              100
    32,600        NORTHERN STATES POWER CO ...............              789
   208,000        OSAKA GAS CO LTD .......................              706
     1,100      o OESTERREICHISCHE .........
                    ELEKTRIZITAETSWIRSCHAFTS AG. .........              160
    11,700        PECO ENERGY CO .........................              490
    36,800        PG&E CORP ..............................            1,196
     1,100        POTOMAC ELECTRIC POWER CO ..............               32
    33,510        PP&L RESOURCES, INC ....................            1,030
     3,257        PUBLIC SERVICE ENTERPRISE GROUP, INC ...              133
    54,800        RELIANT ENERGY, INC ....................            1,514
   942,552      o REPUBLIC SERVICES, INC (CLASS A) .......           23,328
    18,600      o RHEIN-WESTFALEN ELECTRIC AG. (STAMM) ...              861
   117,008        SCOTTISH & SOUTHERN ENERGY PLC .........            1,197
    83,889        SCOTTISH POWER PLC .....................              725
    17,700        SEMPRA ENERGY ..........................              400
   292,000        SHUN TAK ENTERPRISES CORP LTD ..........               78
    23,600        SONAT, INC .............................              782
    35,600      o SOUTHERN CO ............................              943
    15,370        SUEZ LYONNAISE DES EAUX S.A. ...........            2,772
   139,000      o TENAGA NASIONAL BERHAD .................              288
    36,493        TEXAS UTILITIES CO .....................            1,505
    72,600        TOHOKU ELECTRIC POWER CO, INC ..........            1,099
   128,987        TOKYO ELECTRIC POWER CO, INC ...........            2,723
   131,000        TOKYO GAS CO LTD .......................              323
     8,700        TRACTEBEL NV ...........................            1,220
       600      o TRACTEBEL NV PUT WTS 11/15/99 ..........                0
    37,293        TRANS CANADA PIPELINES LTD .............              523
    11,000        TRANSALTA CORP .........................              161
    26,505        UNICOM CORP ............................            1,022
    32,700     [] UNION ELECTRICA FENOSA S.A. ............              428
    88,705        UNITED UTILITIES PLC ...................            1,078
    51,050     [] VEBA AG. ...............................            3,001
     2,349        VIAG AG. ...............................            1,110
    50,330        VIVENDI S.A. ...........................            4,077
    24,394      o VIVENDI S.A. WTS 05/02/01 ..............               65
    51,169      o WASTE MANAGEMENT, INC ..................            2,750
     8,880        WESTCOAST ENERGY, INC ..................              173
    26,000        WILLIAMS COS, INC ......................            1,107
                                                                -----------
                                                                     97,280
                                                                -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.98%
    14,889      o ABB LTD ................................            1,392
    15,399    []o ABB LTD (SWITZERLAND) ..................            1,451
     5,210        ADVANTEST CORP .........................              572
     5,900      o ALLEGHENY TELEDYNE, INC ................              133
    23,000        ALPS ELECTRIC CO LTD ...................              539
    16,400      o AMERICAN POWER CONVERSION CORP .........              330
    10,891        AMSTRAD PLC ............................               11
       900      o BANG & OLUFSEN HOLDINGS AS (CLASS B) ...               57
     1,500        BARCO INDUSTRIES NV ....................              241
    15,639        BOWTHORPE HOLDINGS PLC .................              137
    41,000        BROTHERS INDUSTRIES LTD ................              141
     7,710      o CONEXANT SYSTEMS, INC ..................              448
     5,100        COOPER INDUSTRIES, INC .................              265
    26,121      o DAI NIPPON SCREEN MANUFACTURING
                   CO LTD ................................              135
       389      o EFACEC CAPITAL WTS 12/12/99 ............                0
    32,419        ELECTROCOMPONENTS PLC ..................              239
    34,350        ELECTROLUX AB SERIES B .................              719
    53,000     [] EMAIL LTD ..............................              102
     1,500        EMPRESA FABRIL DE MAQUINAS ELECTRICAS ..                9
       495      o EMPRESA FABRIL DE MAQUINAS ELECTRICAS
                   (BABY SHS) ............................                3
    25,300     [] FISHER & PAYKEL INDUSTRIES LTD .........               80
 1,326,000     [] FUJITSU LTD ............................           26,675
    63,000        FURUKAWA ELECTRIC CO LTD ...............              289
 1,240,089        GENERAL ELECTRIC CO ....................          140,130
   197,939        GENERAL ELECTRIC CO (U.K.) .............            2,019
       347        GROUPE SEB S.A. ........................               26
    12,063        HARRIS CORP ............................              473
   119,700        HIROSE ELECTRIC CO LTD .................           12,421
 2,488,000     [] HITACHI LTD ............................           23,330
   252,000      o HITACHI MAXELL LTD .....................            5,174
 1,208,084        INTEL CORP .............................           71,881
 2,099,700      o JOHNSON ELECTRIC HOLDINGS LTD ..........            8,660
    32,743        KONINKLIJKE PHILIPS ELECTRONICS NV .....            3,230
    16,500        KYOCERA CORP ...........................              968
     2,083        LEGRAND S.A. ...........................              424
    40,000        MALAYSIAN PACIFIC INDUSTRIES BERHAD ....              100
   493,000        MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ..            9,572
    11,100        MAYTAG CO ..............................              774
    18,600      o MICRON TECHNOLOGY, INC .................              750
   176,000        MITSUBISHI ELECTRIC CORP ...............              676
    58,837        MOTOROLA, INC ..........................            5,575
   292,000        MURATA MANUFACTURING CO LTD ............           19,203
     8,700        NATIONAL SERVICE INDUSTRIES, INC .......              313
    27,356     [] NGK SPARK PLUG CO LTD ..................              281
   135,000     [] NIPPON ELECTRIC CORP ...................            1,679
     5,000     [] NITTO DENKO CORP .......................              105
   127,500      o NOKIA OYJ ..............................           11,177
   845,600        NORTEL NETWORKS CORP ...................           71,985
 1,951,000      o OKI ELECTRIC INDUSTRY CO LTD ...........            7,705
   338,850      o PERLOS OYJ .............................            4,962
    22,000        PIONEER CORP ...........................              428
    14,900      o QUALCOMM, INC ..........................            2,138
    37,829        RACAL ELECTRONICS PLC ..................              230


42                     See notes to financial statements.

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
    11,391        RAYCHEM CORP ...........................      $       421
    96,000        ROHM CO ................................           15,030
   208,000        SANYO ELECTRIC CO LTD ..................              845
   511,200        SGS-THOMSON MICROELECTRONICS NV ........           34,057
 1,039,000     [] SHARP CORP .............................           12,275
    19,800        SIRTI S.P.A. ...........................               96
   111,402        SONY CORP ..............................           12,011
    60,000        SUMITOMO ELECTRIC INDUSTRIES CO ........              682
    10,000        TAIYO YUDEN CO LTD .....................              164
    37,918        TEXAS INSTRUMENTS, INC .................            5,498
   131,700        TOKYO ELECTRON CO LTD ..................            8,933
     9,000     [] UNIDEN CORP ............................               91
    26,000        VARITRONIX INTERNATIONAL LTD ...........               54
    21,000        VENTURE MANUFACTURING LTD (SINGAPORE) ..              162
     5,595        WHIRLPOOL CORP .........................              414
    30,016        YAMAHA CORP ............................              361
                                                                -----------
                                                                    531,451
                                                                -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.08%
     5,828        DUN & BRADSTREET CORP ..................              207
     2,400      o EG & G, INC ............................               86
     5,800        OYO CORP ...............................              108
   116,000        SEMBCORP INDUSTRIES LTD ................              184
 3,990,000        SINGAPORE TECHNOLOGIES
                   ENGINEERING LTD .......................            4,523
    11,100        VEDIOR NV-CVA ..........................              189
                                                                -----------
                                                                      5,297
                                                                -----------
 FABRICATED METAL  PRODUCTS--0.90%
 2,888,800     [] ASSA ABLOY AB SERIES B .................           31,260
 2,888,800    []o ASSA ABLOY AB SERIES B RTS .............              612
   105,800        BICC LTD ...............................              151
       500        BOHLER-UDDEHOLM AG. (BR) ...............               25
     6,400        CCL INDUSTRIES, INC (CLASS B) ..........               67
     1,673      o COLEP-COMPANHIA PORTUGUESA DE
                   EMBALAGE ..............................                9
    26,000        CROWN CORK & SEAL CO, INC ..............              741
       100        FISCHER (GEORGE) LTD (REGD) ............               33
   100,399        GILLETTE CO ............................            4,116
    62,426        GKN PLC ................................            1,066
    51,620        MAGNETI MARELLI ........................               68
    38,900        MASCO CORP .............................            1,123
     8,900        PARKER-HANNIFIN CORP ...................              407
    16,400        ROCKWELL INTERNATIONAL CORP ............              996
    38,000      o SANKYO ALUMINIUM INDUSTRY CO LTD .......               44
     9,000        SANWA SHUTTER CORP .....................               49
   148,300     [] SMC CORP ...............................           16,602
    12,500        SNAP-ON, INC ...........................              452
     7,100        STANLEY WORKS CO .......................              229
    20,000      o TAKARA STANDARD CO .....................              126
    32,000        TOSTEM CORP ............................              615
    29,600        TOYO SEIKAN KAISHA LTD .................              665
     6,600        UNITED DOMINION INDUSTRIES LTD .........              165
                                                                -----------
                                                                     59,621
                                                                -----------
 FOOD AND KINDRED  PRODUCTS--1.93%
         5      o AGRIBRANDS INTERNATIONAL, INC ..........                0
    84,000        AJINOMOTO CO LTD .......................              958
   306,512        ANHEUSER BUSCH COS, INC ................           21,743
    42,954        ARCHER DANIELS MIDLAND CO ..............              663
    25,000        ASAHI BREWERIES LTD ....................              311
    10,900      o ASIA FOOD & PROPERTIES LTD WTS 07/12/02                 9
    70,025        ASSOCIATED BRITISH FOODS PLC ...........              463
     9,103        AZUCARERA EBRO AGRICOLAS S.A. ..........              139
   125,366        BASS PLC ...............................            1,819
       400        BONGRAIN S.A. ..........................              151
       784      o BRAU UND BRUNNEN AG. ...................               52
   208,414        CADBURY SCHWEPPES LTD ..................            1,327
    21,554        CAMPBELL SOUP CO .......................            1,000
     5,200      o CARLSBERG BREWERIES AS (CLASS A) .......              210
    89,183        COCA COLA AMATIL LTD ...................              359
   233,464        COCA COLA CO ...........................           14,592
    59,944        CONAGRA, INC ...........................            1,596
    10,586      o COTT CORP ..............................               38
     4,000        CULTOR OYJ SERIES 1 ....................               74
     4,200        CULTOR OYJ SERIES 2 ....................               78
     4,900      o DANISCO AS .............................              221
     7,100        DANONE GROUP ...........................            1,831
    12,000        DCC PLC ................................               98
   358,309        DIAGEO PLC (CLASS A) ...................            3,742
     2,250      o EL AGUILA S.A. .........................               22
     1,637      o ERIDANIA BEGHIN-SAY S.A. ...............              235
    28,500        EZAKI GLICO CO LTD .....................              171
 2,036,300     [] FOSTERS BREWING GROUP LTD ..............            5,739
    14,000        FRASER & NEAVE LTD .....................               62
    20,156        GENERAL MILLS, INC .....................            1,620
    88,066        GOODMAN FIELDER LTD ....................               79
    30,310        HEINEKEN NV ............................            1,552
    44,165        HEINZ (H.J.) CO ........................            2,214
       200        HOLSTEN BRAUEREI AG. ...................               35
    17,000        HOUSE FOODS CORP .......................              251
    78,000      o IOI CORP ...............................               45
   210,900        ITOEN LTD ..............................           14,113
    34,699      o ITOHAM FOODS, INC ......................              141
    12,000      o KATOKICHI CO LTD .......................              207
    19,500        KERRY GROUP (CLASS A) ..................              231
     5,000      o KIKKOMAN CORP ..........................               42
    92,000        KIRIN BREWERY CO LTD ...................            1,102
    56,100        LION NATHAN LTD ........................              134
     8,146        LVMH MOET HENNESSY LOUIS VUITTON .......            2,385
     9,746      o LVMH MOET HENNESSY LOUIS VUITTON RTS ...              285
    42,292        MEIJI SEIKA KAISHA LTD .................              237
     5,503        MOLSON CO LTD (CLASS A) ................               99
    13,000        NESTLE MALAYSIA BERHAD .................               46
     3,692        NESTLE S.A. (REGD) .....................            6,652
    59,000        NICHIREI CORP ..........................              156
    37,000        NIPPON BEET SUGAR MANUFACTURING
                   CO LTD ................................               76
     3,000        NIPPON MEAT PACKERS, INC ...............               39
    29,000        NIPPON OIL & FATS CO LTD ...............               75
    30,000        NIPPON SUISAN KAISHA LTD ...............               47
    14,091        NISSIN FOOD PRODUCTS CO LTD ............              343
     9,000        ORKLA AS SERIES A ......................              140
     4,000        ORKLA AS SERIES B ......................               54
       400        OSTERREICHISCHE
                   BRAU-AKTIENGESELLSCHAF ................               18
     6,900        OYJ HARTWALL ABP .......................              102
   161,900     [] PARMALAT FINANZIARIA S.P.A. ............              212
   476,090        PEPSICO, INC ...........................           18,419
     7,736        PERNOD-RICARD S.A. .....................              519
    25,319      o Q.P. CORP ..............................              182
    16,673        QUAKER OATS CO .........................            1,107
    21,000        RAISIO GROUP PLC .......................              195
    30,300        RALSTON PURINA CO ......................              922
       850        SAPPORO BREWERIES LTD ..................                4
    74,498        SARA LEE CORP ..........................            1,690


                       See notes to financial statements.                     43

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 FOOD AND KINDRED PRODUCTS--(CONTINUED)
    36,733        SCOTTISH & NEWCASTLE PLC ...............      $       382
    37,000        SEAGRAMS CO LTD ........................            1,834
     2,500        SEAGRAMS CO LTD (U.S.) .................              126
    77,560        SOUTHCORP LTD ..........................              313
    34,000     [] TAKARA SHUZO CO LTD ....................              277
    14,122        TATE & LYLE PLC ........................               88
     2,800        UNICER-UNIAO CERVEIJEIRA S.A. ..........               55
    55,300        UNIGATE PLC ............................              351
   239,000        UNILEVER LTD ...........................            2,127
    55,215        UNILEVER NV CERT .......................            3,721
    97,307        UNITED BISCUITS HOLDINGS PLC ...........              293
     4,180        VISCOFAN S.A. ..........................               47
 2,882,000        WANT WANT HOLDINGS .....................            5,159
    31,000      o YAMAZAKI BAKING CO LTD .................              385
                                                                -----------
                                                                    128,631
                                                                -----------
 FOOD STORES--2.77%
    44,315        ALBERTSONS, INC ........................            2,285
    21,526        CARREFOUR SUPERMARCHE S.A. .............            3,163
     6,900     [] CASINO GUICHARD-PERRACHON S.A. .........              605
       438      o COLRUYT S.A. ...........................              288
       826        DAIRY FARM INTERNATIONAL
                   HOLDINGS LTD ..........................                1
     5,300        DELHAIZE FRERES NV .....................              451
   302,000        ITO-YOKADO CO LTD ......................           20,210
     8,466        JERONIMO MARTINS SGPS S.A. .............              280
 1,921,470     [] KONINKLIJKE AHOLD NV ...................           66,186
    73,742      o KROGER CO ..............................            2,060
     2,111        PROMODES S.A. ..........................            1,386
    28,320     [] RINASCENTE S.P.A. ......................              214
   978,269      o SAFEWAY, INC ...........................           48,424
   230,588        SAFEWAY PLC ............................              924
    76,351        SAINSBURY (J) PLC ......................              481
    81,000        SEVEN-ELEVEN JAPAN CO LTD ..............            7,937
11,068,927        TESCO PLC ..............................           28,484
    17,000        UNY CO LTD .............................              256
     9,400        WINN DIXIE STORES, INC .................              347
   127,331     [] WOOLWORTHS LTD .........................              424
                                                                -----------
                                                                    184,406
                                                                -----------
 FORESTRY--0.00%
     2,100        CORTICEIRA AMORIM S.A. .................               21
     7,200        GEORGIA-PACIFIC CORP
                   (TIMBER GROUP) ........................              182
    10,000        KUALA LUMPUR KEPONG BERHAD .............               12
                                                                -----------
                                                                        215
                                                                -----------
 FURNITURE AND FIXTURES--0.01%
    16,600        NEWELL RUBBERMAID, INC .................              772
                                                                -----------
 FURNITURE AND HO MEFURNISHINGS STORES--0.01%
     2,000        SHIMACHU CO ............................               44
    16,200        TANDY CORP .............................              792
                                                                -----------
                                                                        836
                                                                -----------
 GENERAL BUILDING  CONTRACTORS--0.15%
     5,420        AMEC PLC ...............................               22
    22,730        BARRATT DEVELOPMENTS LTD ...............              128
     6,186        CENTEX CORP ............................              232
       862    []o DAIKYO, INC ............................                3
    23,000        DAITO TRUST CONSTRUCTION CO LTD ........              257
   618,000        DAIWA HOUSE INDUSTRY CO LTD ............            6,500
    34,000        FLETCHER CHALLENGE LTD
                   (BUILDING DIVISION) ...................               50
   148,000    []o FUJITA CORP ............................              110
    38,700     [] LEIGHTON HOLDINGS LTD ..................              151
     2,164     [] MISAWA HOMES CO LTD ....................                9
    61,000      o OBAYAS HI CORP .........................              307
    55,000    []o SHIMIZU CORP ...........................              214
    10,900        SKANSKA AB SERIES B FREE ...............              411
   124,000     [] TAISEI CORP ............................              273
    50,700        TAYLOR WOODROW PLC .....................              146
   236,151      o TOLL HOLDINGS LTD ......................              883
    24,071        WILSON (CONNOLLY) HOLDINGS PLC .........               65
    16,500      o YTL CORP BERHAD ........................               31
                                                                -----------
                                                                      9,792
                                                                -----------
 GENERAL MERCHANDISE STORES--2.34%
   852,700     [] COLES MYER LTD .........................            4,961
     6,216      o CORTEFIEL S.A. .........................              163
    18,900      o COSTCO COS, INC ........................            1,513
    40,281        DAIMARU, INC ...........................              197
    76,000    []o DAVID JONES LTD ........................               74
   551,884        DAYTON HUDSON CORP .....................           35,872
   164,000      o GIORDANO INTERNATIONAL LTD .............              116
    10,100        HAGEMEYER NV ...........................              330
     2,000        HANKYU DEPARTMENT STORES, INC ..........               13
       700      o HUDSONS BAY CO .........................                8
     1,000        ISETAN CO ..............................                9
    42,000        JUSCO CO LTD ...........................              763
    50,054      o K MART CORP ............................              823
     1,150      o KARSTADT AG. ...........................              553
    10,500        KESCO OYJ ..............................              141
   170,493        KINGFISHER PLC .........................            1,962
   196,536        MARKS & SPENCER PLC ....................            1,137
    47,000        MARUI CO LTD ...........................              777
    19,950        MAY DEPARTMENT STORES CO ...............              815
    26,000      o METRO AG. ..............................            1,614
    50,000    []o MITSUKOSHI LTD .........................              217
    70,200     [] MYCAL CORP .............................              441
    22,510        PENNEY, (J.C.) CO, INC .................            1,093
    12,300      o PINAULT-PRINTEMPS-REDOUTE S.A. .........            2,111
    36,000        RYOHIN KEIKAKU CO LTD ..................            9,056
    47,073        SEARS ROEBUCK & CO .....................            2,098
    11,922      o SEIYU LTD ..............................               66
       954        SELFRIDGES PLC .........................                4
     3,800        SONAE INVESTIMENTOS-SGPS S.A. ..........              129
     6,800        STOCKMANN B FREE .......................              103
    15,000        TAKASHIMAYA CO LTD .....................              143
     3,900      o VENATOR GROUP, INC .....................               41
 1,832,740        WAL-MART STORES, INC ...................           88,430
    97,639        WATERFORD WEDGWOOD PLC (UNITS) .........              101
                                                                -----------
                                                                    155,874
                                                                -----------
 HEALTH SERVICES--0.64%
    59,100        COLUMBIA/HCA HEALTHCARE CORP ...........            1,348
     1,600      o HCR MANOR CARE .........................               39
 1,756,100      o HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW) .......................           19,756
    48,051      o HEALTHSOUTH CORP .......................              718
        68      o LIFEPOINT HOSPITALS, INC ...............                1
     2,400        MDS, INC (CLASS B) .....................               52
        87      o QUEST DIAGNOSTICS, INC .................                2
 1,128,700      o TENET HEALTHCARE CORP ..................           20,951
        68      o TRIAD HOSPITALS, INC ...................                1
                                                                -----------
                                                                     42,868
                                                                -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.30%
     3,200    []o ACS ACTIVIDADES CONS Y SERV ............               92
     1,065      o ACS ACTIVIDADES CONS Y SERV (NEW) ......               30




44                     See notes to financial statements.

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 HEAVY CONSTRUCTION, EXCEPT BUILDING--(CONTINUED)

    82,000    []o AOKI CONSTRUCTION CO LTD ...............      $        52
    20,980     [] AUTOPISTAS CONCESIONARIA
                   ESPANOLA S.A. .........................              246
    20,980      o AUTOPISTAS CONCESIONAIRA
                   ESPANOLA S.A. RTS .....................               12
     2,086      o BOUYGUES S.A. RTS ......................                6
     5,500        BRISA-AUTO ESTRADAS DE PORTUGAL S.A. ...              227
    24,000        DRAGADOS Y CONSTRUCCIONES S.A. .........              281
     2,328        ENGIL-SGPS .............................               13
     5,500        FLUOR CORP .............................              223
     5,400        FOMENTO CONSTRUCCIONES Y
                   CONTRATAS S.A. ........................              309
    32,000      o GAMUDA BERHAD ..........................               55
     2,800        GROUPE GTM .............................              300
   452,100      o GRUPO FERROVIAL ........................           10,957
    10,000        HOCHTIEF AG. ...........................              460
     2,753        HOLLANDSCHE BETON GROEP NV (H.B.G.) ....               35
    14,000        HONG KONG CONSTRUCTION HOLDINGS ........                9
     2,800      o HONG KONG CONSTRUCTION holdings
                   WTS 12/31/99 ..........................                0
    80,000      o IMPREGILO S.P.A. .......................               68
    39,000     [] JGC CONSTRUCTION CORP ..................              103
    78,000     [] KAJIMA CORP ............................              284
    25,000        MAEDA ROAD CONSTRUCTION CO LTD .........              168
     1,900        MCDERMOTT INTERNATIONAL, INC ...........               54
     1,146      o MORRISON KNUDSEN CORP WTS 03/11/03 .....                4
    38,000      o NIIGATA ENGINEERING CO LTD .............               36
    47,000        OKUMURA CORP ...........................              175
    50,000    []o SATO KOGYO .............................               42
     3,060        SOCIEDADE DE CONSTRUCOES
                   SOARES DA COS .........................               10
   107,400      o SOCIETE GENERALE DENTERPRISES S.A. .....            5,206
     2,511      o SOMAGUE-SGPS S.A. ......................                7
     2,500        SUPERFOS AS ............................               34
    43,000    []o TOYO ENGINEERING CO ....................               49
     4,000        TOYO EXTERIOR CORP .....................               46
   119,000        UNITED INDUSTRIAL CORP .................               80
       900        VA TECHNOLOGIE AG. (BR) ................               82
                                                                -----------
                                                                     19,755
                                                                -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.36%
   219,457        ALLIED ZURICH PLC ......................            2,759
   304,200      o BRIERLEY INVESTMENTS LTD ...............               85
       100      o CRESCENT REAL ESTATE EQUITIES CO .......                2
    12,900        DROTT AB SERIES B ......................              105
    45,578        EQUITY OFFICE PROPERTIES TRUST .........            1,168
    11,000        EQUITY RESIDENTIAL PROPERTIES
                   TRUST CO ..............................              496
       500      o EURAFRANCE S.A. ........................              310
 1,488,000        HUTCHINSON WHAMPOA LTD .................           13,473
    38,134        LAND SECURITIES PLC ....................              513
   265,000     [] LEND LEASE CORP LTD ....................            3,638
    36,600        ORIENTAL HOLDINGS ......................               90
    15,600        POWER CORP OF CANADA ...................              297
    40,300      o ST. JAMES PLACE CAPITAL PLC ............              147
    65,000        SUMITOMO CORP ..........................              475
   556,400     [] UNIONE IMMOBILIARE S.P.A. ..............              247
   145,963        WESTFIELD TRUST (UNITS) ................              295
     6,432      o WESTFIELD TRUST (UNITS) (NEW) ..........               13
                                                                -----------
                                                                     24,113
                                                                -----------
 HOTELS AND OTHER LODGING PLACES--0.09%
     4,257        ACCOR S.A. .............................            1,069
    83,400      o CENDANT CORP ...........................            1,710
     3,200    []o CLUB MEDITERRANEE S.A.. ................              340
   186,700      o CROWN LTD ..............................              111
     3,000        FUJITA KANKO, INC ......................               29
    22,000        GENTING BERHAD .........................               76
   105,407        HILTON GROUP PLC .......................              418
   127,000      o HONG KONG & SHANGHAI HOTELS LTD ........              108
    47,000      o HOTEL PROPERTIES LTD ...................               49
     8,000        JURYS HOTEL GROUP PLC ..................               64
   118,000      o MIRAMAR HOTEL & INVESTMENT CO LTD ......              144
    36,400      o PARK PLACE ENTERTAINMENT ...............              353
     7,859      o PROMUS HOTEL CORP ......................              244
    74,000      o REGAL HOTELS INTERNATIONAL LTD .........                9
    69,000        RESORTS WORLD BERHAD ...................              146
   129,200        SHANGRI-LA ASIA LTD ....................              160
    13,000        SHANGRI-LA HOTEL LTD ...................               31
     5,800      o SOL MELIA S.A. .........................              245
    25,700        STARWOOD HOTELS & RESORTS WORLDWIDE ....              785
                                                                -----------
                                                                      6,091
                                                                -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.47%
   813,600      o 3COM CORP ..............................           21,713
    65,000        AMADA CO LTD ...........................              459
    18,100      o APPLE COMPUTER, INC ....................              838
    40,200      o APPLIED MATERIALS, INC .................            2,970
    18,200     [] ATLAS COPCO AB SERIES B FREE ...........              488
    29,142        BAKER HUGHES, INC ......................              976
     6,842        BLACK & DECKER CORP ....................              432
    11,100        BRUNSWICK CORP .........................              309
       300        BUDERUS AG. ............................              120
    11,100        CASE CORP ..............................              534
    28,300        CATERPILLAR, INC .......................            1,698
 1,457,134      o CISCO SYSTEMS, INC .....................           93,712
   978,000        COMPAQ COMPUTER CORP ...................           23,166
     7,741        CUMMINS ENGINE CO, INC .................              442
    22,000        DAIFUKU CO LTD .........................              154
    19,000      o DAIKIN INDUSTRIES LTD ..................              221
    14,204        DEERE & CO .............................              563
    18,360        DELTA PLC ..............................               42
    13,000        DOVER CORP .............................              455
     6,000        EBARA CORP .............................               71
   534,110      o EMC CORP ...............................           29,376
     1,600      o EST ASIATIQUE ..........................               17
    13,600        FAG KUGELFISCHER (GEORG) SCHAEFER AG. ..              138
   127,200        FANUC LTD ..............................            6,831
   137,744        FKI PLC ................................              426
     4,000        FLS INDUSTRIES AS (CLASS B) ............              104
    61,991        FUTURIS CORP LTD .......................               90
        20      o GLOBAL INDUSTRIAL TECHNOLOGIES, INC ....                0
   100,064        HEWLETT-PACKARD CO .....................           10,056
     6,000        HITACHI ZOSEN CORP .....................                7
     5,000      o INDUSTRIE-WERKE KARLSRUHE
                   AUGSBURG AG. ..........................              113
    14,613        INGERSOLL-RAND CO ......................              944
   666,698      * INTERNATIONAL BUSINESS MACHINES CORP ...           86,171
    62,500        KEPPEL CORP ............................              213
   141,000        KOMATSU LTD ............................              900
    18,000     [] KOMORI CORP ............................              324
       655        KONE CORP SERIES B .....................               82
    44,000     [] KOYO SEIKO CO LTD ......................              384
   131,000        KUBOTA CORP ............................              392
     1,020        LINDE AG. ..............................              611


                       See notes to financial statements.                     45

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 INDUSTRIAL MACHINERY AND EQUIPMENT--6.47%
    15,000        MAKITA CORP ............................      $       170
     6,520        METRA CO SERIES B ......................              138
   323,000     [] MINEBEA CO LTD .........................            3,603
   448,000        MITSUBISHI HEAVY INDUSTRIES LTD ........            1,817
    17,000        MORI SEIKI CO LTD ......................              232
    58,600     [] NIDEC CORP .............................            8,816
    55,000      o NSK LTD ................................              302
   309,000        NTN TOYO BEARING CO LTD ................            1,054
     7,513        OKUMA CORP .............................               35
    19,000        OMRON CORP .............................              330
     1,013        RAUMA OY ...............................               12
    18,000        SANDVIK AB SERIES A ....................              393
     6,100        SANDVIK AB SERIES B FREE ...............              135
       190        SCHINDLER HOLDINGS LTD (REGD) ..........              293
    27,362      o SEAGATE TECHNOLOGY, INC ................              701
     3,900        SIDEL S.A. .............................              474
     2,674        STORK NV ...............................               61
       100      o SULZER WINTERTHUR AG. (REGD) ...........               61
    11,600        SVENsKA KULLAGERFABRIKEN AB SERIES B ...              214
   293,000      o THK CO LTD .............................            6,778
     3,000        TOMRA SYSTEMS AS .......................              113
    20,100     [] TOYODA AUTOMATIC LOOM WORKS LTD ........              341
     5,000      o TSUGAMI CORP ...........................               12
 1,248,030        TYCO INTERNATIONAL LTD .................          118,251
     7,400        VALMET OY SERIES A .....................               84
    36,000      o VAN DER HORST LTD ......................               18
     4,633        ZARDOYA OTIS S.A. ......................              116
                                                                -----------
                                                                    431,096
                                                                -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.56%
     6,000        ASAHI OPTICAL CO LTD ...................               21
   443,941        BAXTER INTERNATIONAL, INC ..............           26,914
    19,600        BECTON DICKINSON & CO ..................              588
   308,000        CANON, INC .............................            8,855
     5,000        CASIO COMPUTER CO LTD ..................               38
    29,000        CITIZEN WATCH CO LTD ...................              252
    36,400        EASTMAN KODAK CO .......................            2,466
       712        ESSILOR INTERNATIONAL ..................              223
    47,000        FUJI PHOTO FILM CO LTD .................            1,778
    84,500        IMI PLC ................................              342
23,707,502        INVENSYS PLC ...........................          112,204
    14,441        JOHNSON CONTROLS, INC ..................            1,001
    79,000        KONICA CORP ............................              326
     1,500      o LITTON INDUSTRIES, INC .................              108
   642,000        NIKON CORP .............................           10,502
   223,000      o NORITSU KOKI CO LTD ....................            9,488
     9,410        OCE NV .................................              240
   701,000        OLYMPUS OPTICAL CO LTD .................           10,361
     7,430        OXFORD INSTRUMENTS GROUP PLC ...........               25
     1,800        PE CORP-PE BIOSYSTEMS GROUP ............              207
     1,000      o RADIOMETER AS (CLASS B) ................               49
   167,077        RICOH CO LTD ...........................            2,300
       687      o SAGEM S.A. .............................              459
     6,300        TEKTRONIX, INC .........................              190
     3,977     [] THE SWATCH GROUP AG. (REGD) ............              568
    71,108        WILLIAMS PLC ...........................              470
   799,656        XEROX CORP .............................           47,230
    54,000        YOKOGAWA ELECTRIC CORP .................              319
                                                                -----------
                                                                    237,524
                                                                -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.06%
    76,713        FORTIS B ...............................            2,409
     4,662      o FORTIS B CVG ...........................               27
    49,446      o FORTIS B NPV (STRIP VVPR) ..............                1
       426        GENERALI HOLDING VIENNA ................               78
    20,700        MARSH & MCLENNAN COS, INC ..............            1,563
                                                                -----------
                                                                      4,078
                                                                -----------
 INSURANCE CARRIERS--3.84%
     7,920      o AACHENER & MUNCHENER BETEIL (BR) .......              805
   422,300     [] AEGON NV ...............................           30,639
        22     [] AEGON NV ARS ...........................                2
    12,700        AETNA, INC .............................            1,136
    34,847        AFLAC, INC .............................            1,668
        29        ALLEANZA ASSICURAZIONI (S/S) ...........                0
    24,239    []o ALLIANZ AG. (REGD) .....................            6,724
   437,012        ALLSTATE CORP ..........................           15,678
   124,006        AMERICAN INTERNATIONAL GROUP, INC ......           14,516
   534,000        AMP LTD ................................            5,838
    18,150        AON CORP ...............................              749
   100,564        ASSICURAZIONI GENERALI S.P.A. ..........            3,485
    32,831        AXA ....................................            4,005
       666      o AXA CTF DE VALEUR GARANT ...............                5
 1,232,330        CAPITAL RE CORP ........................           19,794
    88,854        CGU PLC ................................            1,284
    21,400        CHUBB CORP .............................            1,487
    12,170        CIGNA CORP .............................            1,083
 1,802,185        CITIGROUP, INC .........................           85,604
     1,399        COLONIA KONZERN AG. (REGD) .............              134
   115,046        COLONIAL LTD ...........................              407
     1,300        COMPANHIA DE SEGUROS TRANQUILIDADE .....               33
     7,400        CORPORACION MAPFRE S.A. ................              151
     1,000      o FAIRFAX FINANCIAL HOLDINGS LTD .........              267
    45,973        GIO AUSTRALIAN HOLDINGS LTD ............              112
    12,747        HARTFORD FINANCIAL SERVICES
                   GROUP, INC ............................              743
   393,200    []o INSTITUTO NAZIONALE DELLE
                   ASSICURAZION ..........................              912
     6,700        JEFFERSON-PILOT CORP ...................              443
   307,260        LEGAL & GENERAL GROUP PLC ..............              782
    33,400        LINCOLN NATIONAL CORP ..................            1,747
     3,000        MBIA, INC ..............................              194
 1,247,000        METROPOLITAN LIFE LTD ..................            1,849
    79,000        MITSUI TAISHO MARINE & FIRE CO LTD .....              388
     7,710      o MUENCHENER RUECKVER AG. (REGD) .........            1,427
     8,710      o MUENCHENER RUECKVER AG. (REGD) (NEW) ...            1,590
    68,000        NICHIDO FIRE & MARINE
                   INSURANCE CO LTD ......................              350
    79,000        NIPPON FIRE & MARINE
                   INSURANCE CO LTD ......................              268
    16,700      o OXFORD HEALTH PLANS, INC ...............              260
     7,300      o PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A) .............................              525
     4,200        POHJOLA INSURANCE CO LTD SERIES B ......              215
   218,093        PRUDENTIAL CORP PLC ....................            3,211
   444,003        QBE INSURANCE GROUP LTD ................            1,690
    58,400        RAS S.P.A. .............................              567
    82,065        ROYAL & SUN ALLIANCE INSURANCE
                   GROUP PLC .............................              736
    18,400        SAI S.P.A. .............................              190
     7,200        SAMPO INSURANCE CO SERIES A ............              209
    47,800        SKANDIA FORSAKRINGS AB .................              894


46                     See notes to financial statements.

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 INSURANCE CARRIERS--(CONTINUED)
    14,600        ST. PAUL COS, INC ......................      $       464
    18,450      o UNI-STOREBRAND AS SERIES A .............              124
    30,972        SUMITOMO MARINE & FIRE INSURANCE CO ....              187
     1,283      o SWISS REINSURANCE ......................            2,443
 1,332,000        TOKIO MARINE & FIRE INSURANCE CO LTD ...           14,471
     8,200        TORCHMARK CORP .........................              280
     1,300      o TRANSAMERICA CORP ......................               98
    25,100        UNITED HEALTHCARE CORP .................            1,572
     8,300        UNUM CORP ..............................              454
   323,811        XL CAPITAL LTD .........................           18,295
     4,623        ZURICH ALLIED AG. ......................            2,629
                                                                -----------
                                                                    255,813
                                                                -----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.46%
     1,883        EAST JAPAN RAILWAY CO ..................           10,112
    21,986        LAIDLAW, INC ...........................              159
 5,732,821        STAGECOACH HOLDINGS PLC ................           20,536
                                                                -----------
                                                                     30,807
                                                                -----------
 LUMBER AND WOOD PRODUCTS--1.05%
    77,300        CARTER HOLT HARVEY LTD .................               93
   640,000      o CHAMPION ENTERPRISES, INC ..............           11,920
     5,900        CLAYTON HOMES, INC .....................               67
    81,060      o FLETCHER CHALLENGE LTD
                   (FORESTS DIVISION) ....................               46
    18,200        GEORGIA-PACIFIC CORP
                   (PACKAGING GROUP) .....................              862
    18,000      o JAYA TIASA HOLDINGS BERHAD .............               33
    23,000        LOUISIANA PACIFIC CORP .................              546
 2,480,800      o MACMILLAN BLOEDEL LTD ..................           44,165
 1,074,900        SEKISUI HOUSE LTD ......................           11,598
     7,000        SUMITOMO FORESTRY CO LTD ...............               54
    13,300        WEYERHAEUSER CO ........................              914
                                                                -----------
                                                                     70,298
                                                                -----------
 METAL MINING--0.21%
       620        ALUSUISSE LONZA HOLDINGS AG. (REGD) ....              723
     1,200        BARRICK GOLD CORP ......................               23
    33,900        BARRICK GOLD CORP (U.S.) ...............              657
    27,400    []o BATTLE MOUNTAIN GOLD CO ...............               67
     2,500        CAMECO CORP ............................               52
     9,000        COMINCO LTD ............................              151
    19,370        CYPRUS AMAX MINERALS CO ................              294
    31,000      o ECHO BAY MINES LTD .....................               44
     3,000        ELKEM AS ...............................               53
     4,500      o FREEPORT-MCMORAN COPPER &
                   GOLD, INC (CLASS A) ...................               75
    28,277      o FREEPORT-MCMORAN COPPER &
                   GOLD, INC (CLASS B) ...................              507
    77,109        GREAT CENTRAL MINES LTD ................               79
    25,000        HOMESTAKE MINING CO ....................              205
    17,381        INCO LTD CO ............................              309
     3,000      o INCO LTD CO (U.S.) .....................               54
    51,200        JOHNSON MATTHEY PLC ....................              499
    42,819        LONMIN PLC .............................              398
   130,658        MIM HOLDINGS LTD .......................               93
   209,000        MITSUBISHI MATERIALS CORP ..............              468
    46,000     [] MITSUI MINING & SMELTING CO LTD ........              238
    47,000      o NEWCREST MINING LTD ....................              106
     5,800        NEWMONT MINING CORP ....................              115
    99,000        NIPPON LIGHT METAL CO LTD ..............              148
    17,400        NORANDA, INC ...........................              228
   104,880        NORMANDY MINING LTD ....................               70
 1,384,306     [] NORTH LTD ..............................            2,804
    13,900        OUTOKUMPU OY SERIES A ..................              156
     7,800        PHELPS DODGE CORP ......................              483
    26,900        PLACER DOME, INC .......................              311
    59,608        RESOLUTE SAMANTHA LTD ..................               30
    10,400        RIO ALGOM LTD ..........................              147
   140,900     [] RIO TINTO LTD ..........................            2,310
    36,050        RIO TINTO PLC (BR) .....................              563
    49,658        RIO TINTO PLC (REGD) ...................              832
    26,390        SMITH (HOWARD) LTD .....................              202
    30,250        SONS OF GWALIA NL ......................               80
    22,000      o SUMITOMO METAL MINING CO LTD ...........               91
     6,900        TECK CORP LTD (CLASS B) ................               59
     2,400        UNION MINIERE GROUP S.A. ...............               99
   102,000     [] WMC LTD ................................              438
                                                                -----------
                                                                     14,261
                                                                -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.06%
     3,000        AMER GROUP LTD PLC SERIES A ............               43
     1,900      o BIC S.A. ...............................              100
    32,300        BULGARI S.P.A. .........................              217
     4,200      o CALLAWAY GOLF CO .......................               61
     2,800        INTERNATIONAL GAME TECHNOLOGY CO .......               52
    34,200        MATTEL, INC ............................              904
    32,152        MINNESOTA MINING &
                   MANUFACTURING CO ......................            2,795
       632        RHI AG. ................................               17
     7,000     [] SEGA ENTERPRISES LTD ...................               93
                                                                -----------
                                                                      4,282
                                                                -----------
 MISCELLANEOUS RETAIL--0.49%
    26,500    []o BARNESANDNOBLE.COM, INC ................              477
    66,527        BOOTS CO LTD ...........................              790
   483,605        CVS CORP ...............................           24,543
   124,258        GREAT UNIVERSAL STORES PLC .............            1,377
    38,244        NEXT PLC ...............................              464
    15,000      o RITE AID CORP ..........................              369
    42,275      o STAPLES, INC ...........................            1,308
    37,400      o TOYS R US, INC .........................              774
    89,124        WALGREEN CO ............................            2,618
                                                                -----------
                                                                     32,720
                                                                -----------
 MOTION PICTURES--0.81%
   190,562      o DISNEY (WALT) CO .......................            5,872
     1,272        PATHE S.A. .............................              153
    73,998        RANK GROUP PLC .........................              294
 1,000,000      o SHAW BROTHER LTD (H.K.) ................              683
   630,871        TIME WARNER, INC .......................           46,369
     3,000        TOEI CO ................................               12
     3,810        TOHO CO LTD ............................              557
                                                                -----------
                                                                     53,940
                                                                -----------
 NONDEPOSITORY INSTITUTIONS--0.84%
    13,000        ACOM CO LTD ............................            1,122
    44,485        AMERICAN EXPRESS CO ....................            5,789
   409,212        ASSOCIATES FIRST CAPITAL CORP ..........           18,133
     1,300        CORPORACION FINANCIERE ALBA S.A. .......              210
     6,900        COUNTRYWIDE CREDIT INDUSTRIES, INC .....              295
    11,162        CREDIT SAISON CO LTD ...................              233
    93,127        FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION ...........................            6,368
   239,531        HALIFAX PLC ............................            2,858
    39,000        HOUSEHOLD INTERNATIONAL, INC ...........            1,848
    91,720     [] ING GROEP NV ...........................            4,966
    31,637        IRISH LIFE & PERMANENT PLC .............              334


                       See notes to financial statements.                     47

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 NONDEPOSITORY INSTITUTIONS--(CONTINUED)
    57,200      o MEDIOBANCA S.P.A. ......................      $       599
    24,000        NIPPON SHINPAN CO LTD ..................               80
     7,000        ORIX CORP ..............................              625
    20,972        PROVIDENT FINANCIAL PLC ................              291
    37,861        SCHROEDERS LTD .........................              773
    16,050        SHOHKOH FUND & CO ......................           11,510
                                                                -----------
                                                                     56,034
                                                                -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.00%
    61,100     [] ASHTON MINING LTD ......................               29
     4,600        POTASH CORP OF SASKATCHEWAN, INC .......              237
                                                                -----------
                                                                        266
                                                                -----------
 OIL AND GAS EXTRACTION--1.77%
    15,300        ALBERTA ENERGY LTD .....................              489
    17,300      o ANDERSON EXPLORATION LTD ...............              226
   829,000        APACHE CORP ............................           32,331
     2,086      o BOUYGUES S.A. ..........................              551
     6,300      o CANADIAN NATURAL RESOURCES LTD .........              123
    13,490        CANADIAN OCCIDENTAL PETROLEUM LTD ......              216
    34,200        FLETCHER CHALLENGE LTD
                   (ENERGY DIVISION) .....................               93
    27,700      o GLOBAL MARINE, INC .....................              428
     4,647        GULF CANADA RESOURCES LTD ..............               19
    31,669        HALLIBURTON CO .........................            1,433
    10,500        HELMERICH & PAYNE, INC .................              250
 1,654,410      + IHC CALAND NV ..........................           64,835
    42,000        IMPERIAL OIL LTD .......................              795
     2,875        KONINKLIJKE PAKHOED HOLDINGS NV ........               68
    59,466        LONDON & SCOTTISH MARINE OIL PLC .......              136
    52,600        OCCIDENTAL PETROLEUM CORP ..............            1,111
       700        OMV AKTIENGESELLS AG. ..................               62
   680,650      o PETROLEUM GEO-SERVICES AS ..............           10,245
     9,500      o POCO PETROLEUM LTD .....................               76
       600        PRIMAGAZ ...............................               53
    24,100      o RANGER OIL LTD .........................              116
     9,200      o RENAISSANCE ENERGY LTD .................              123
     3,000        SMEDVIG AS SERIES A ....................               28
    13,400      o TALISMAN ENERGY, INC ...................              363
     3,200        TECHNIP S.A. ...........................              359
    24,740      o TOTAL FINA S.A. ........................            3,192
    15,000      o TULLOW OIL PLC .........................               12
                                                                -----------
                                                                    117,733
                                                                -----------
 PAPER AND ALLIED PRODUCTS--0.23%
    12,700        ABITIBI CONSOLIDATED, INC ..............              145
   235,000     [] AMCOR LTD ..............................            1,306
    87,600      o ARJO WIGGINS APPLETON PLC ..............              304
     8,700        AVERY DENNISON CORP ....................              525
     8,794        BOISE CASCADE CORP .....................              377
     7,040        BUHRMANN NV ............................              114
    87,177        BUNZL PLC ..............................              432
    10,800     [] CARTIERE BURGO S.P.A. ..................               69
     5,400        CHAMPION INTERNATIONAL CORP ............              259
    16,600        DOMTAR, INC ............................              156
     1,500        EMPRESA NATIONAL DE CELULOSAS S.A. .....               27
   103,900        FLETCHER CHALLENGE LTD (PAPER DIVISION)                78
    32,438        FORT JAMES CORP ........................            1,229
    31,629        INTERNATIONAL PAPER CO .................            1,597
     4,500        INVESTIMENTOS PARTICIPACOES E GESTAO ...               36
   139,529        JEFFERSON SMURFIT GROUP PLC ............              327
    62,311        KIMBERLY-CLARK CORP ....................            3,552
       545     [] MAYR-MELNHOF KARTON AG. ................               25
     4,500      o MEAD CORP ..............................              188
    62,000        MITSUBISHI PAPER MILLS LTD .............              116
    43,000     [] NGK INSULATORS LTD .....................              449
    68,000        NIPPON PAPER INDUSTRIES CO .............              354
     2,400        NORSKE SKOGINDUSTRIER SERIES A .........               88
    97,666        OJI PAPER CO LTD .......................              565
     5,944        PORTUCEL INDUSTRIA EMPRESA .............               33
    14,120        RENO DE MEDICI S.P.A. ..................               34
    55,600      o REPAP ENTERPRISES, INC .................                4
    68,969        REXAM PLC ..............................              278
    18,900        SCA AB SERIES B ........................              489
     8,000        TEMPLE-INLAND, INC .....................              546
     4,100        UNI CHARM CORP .........................              178
    27,000        UPM-KYMMENE OY .........................              774
     5,800        WESTVACO CORP ..........................              168
     6,900        WILLAMETTE INDUSTRIES, INC .............              318
                                                                -----------
                                                                     15,140
                                                                -----------
 PERSONAL SERVICES--0.02%
    17,925        BLOCK (H&R), INC .......................              896
       400     xo LOEWEN GROUP, INC ......................                0
     7,500      o SERVICE CORP INTERNATIONAL .............              144
                                                                -----------
                                                                      1,040
                                                                -----------
 PETROLEUM AND COAL PRODUCTS--3.87%
    29,501        ATLANTIC RICHFIELD CO ..................            2,465
   502,186        BG PLC .................................            3,067
 2,486,327        BP AMOCO PLC ...........................           44,561
    51,773        BP AMOCO PLC (SPONS ADR) ...............            5,617
 1,033,169        BROKEN HILL PROPRIETARY CO LTD .........           11,967
    63,991        CHEVRON CORP ...........................            6,091
   127,000        COSMO OIL CO LTD .......................              233
    27,539        ELF AQUITANE S.A. ......................            4,041
   784,800     [] ENTE NAZIONALE IDROCARBURI S.P.A. ......            4,686
   868,302        EXXON CORP .............................           66,968
   366,496        MOBIL CORP .............................           36,283
     3,400        MURPHY OIL CORP ........................              166
   164,900        NIPPON MITSUBISHI OIL CO ...............              695
    12,900     [] NORSK HYDRO AS .........................              487
    21,500        PETRO-CANADA (VARIABLE- Vote) ..........              292
     2,400        PETROFINA S.A. .........................            1,379
    84,024     [] REPSOL S.A. ............................            1,716
   728,405        ROYAL DUTCH PETROLEUM CO ...............           42,668
    79,775     [] SANTOS LTD .............................              261
    11,000        SUNCOR ENERGY, INC .....................              449
    27,824        TEIKOKU OIL CO LTD .....................               90
   341,000      o TEXACO, INC ............................           21,313
    23,613        UNOCAL CORP ............................              936
    32,465        USX-MARATHON GROUP, INC ................            1,057
                                                                -----------
                                                                    257,488
                                                                -----------
 PIPELINES, EXCEPT NATURAL GAS--0.01%
    17,562        ENBRIDGE, INC ..........................              400
                                                                -----------
 PRIMARY METAL INDUSTRIES--2.75%
     8,400        ACERINOX S.A. ..........................              246
    13,000        ALCAN ALUMINIUM CO LTD .................              411
     6,100        ALCAN ALUMINIUM CO LTD (U.S.) ..........              195
   282,090        ALCOA, INC .............................           17,454
     8,492        ASARCO, INC ............................              160
       200        BEKAERT S.A. ...........................               86
     2,200      o BETHLEHEM STEEL CORP ...................               17
     3,868      o BOLIDEN LTD SDR ........................                9
   187,276        BRITISH STEEL PLC ......................              485
     1,100        CO STEEL, INC ..........................                9
    80,000        DAIDO STEEL CO LTD .....................              127
     4,000      o DANIELI & CO ...........................               24
    13,396        DOFASCO, INC ...........................              216


48                      See notes to financial statements.

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 PRIMARY METAL INDUSTRIES--(CONTINUED)
     2,100        ENGELHARD CORP .........................      $        48
       300        FLACK S.P.A. ...........................                2
     2,850        GRANGES AB .............................               48
     3,500        HOOGOVENS NEN STAALIADRIEREN NV ........              183
    23,000      o JAPAN METALS & CHEMICALS CO ............               39
     6,000      o JAPAN STEEL WORKS LTD ..................                7
   190,000        KAWASAKI STEEL CORP ....................              355
   725,040        MANNESMANN AG. .........................          108,197
   625,000        NATIONAL IRON & STEEL MILLS LTD ........            1,094
   599,000        NIPPON STEEL CORP ......................            1,391
   546,000      o NKK CORP ...............................              447
       700        NKT HOLDINGS AS ........................               55
    10,519        NUCOR CORP .............................              499
    12,365        PECHINEY S.A. ..........................              532
   892,457        PREUSSAG AKTIEGESELLSCHAFT AG. .........           47,952
    13,600        RAUTARUUKKI SERIES K ...................               82
    14,280     #o SILVERSTONE BERHAD .....................                0
    18,600        STELCO, INC (CLASS A) ..................              137
   361,000      o SUMITOMO METAL INDUSTRIES LTD ..........              450
     6,625        SVENSKT STAL AB SERIES A (SSAB) ........               83
     2,450        SVENSKT STAL AB SERIES B ...............               30
    43,440      o THYSSEN KRUPP AG. ......................              956
    20,500        TOKYO STEEL MANUFACTURING CO LTD .......              108
     9,900        TRELLEBORG AB SERIES B FREE ............               87
    17,700    []o USINOR .................................              264
     9,800        USX-US STEEL GROUP, INC ................              265
     7,600        WORTHINGTON INDUSTRIES, INC ............              125
                                                                -----------
                                                                    182,875
                                                                -----------
 PRINTING AND PUBLISHING--2.61%
     7,079        CLONDALKIN GROUP PLC (UNITS) ...........               47
    77,000     [] DAI NIPPON PRINTING CO LTD .............            1,231
    17,118        DELUXE CORP ............................              667
     4,900        DONNELLEY (R.R.) & SONS CO .............              182
    13,256        DOW JONES & CO, INC ....................              703
 2,780,300        ELSEVIER UTIGEVERSMIJ NV ...............           32,257
    38,349        GANNETT CO, INC ........................            2,737
       800        HARLAND (JOHN H.) CO ...................               16
    33,144        INDEPENDENT NEWS & MEDIA PLC ...........              159
    15,100        MCGRAW HILL COS, INC ...................              814
     3,000      o METO AG. ...............................               15
    15,000        MONDADORI (ARNOLDO) EDITORE S.P.A. .....              260
     8,100        MOORE CORP LTD .........................               68
   784,803        NEWS CORP LTD ..........................            6,696
   190,000      o ORIENTAL PRESS GROUP ...................               31
 4,963,180        PEARSON PLC ............................          100,844
     6,500        QUEBECOR, INC (CLASS B) ................              157
     7,700        READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE) ..................              306
   116,835        REED INTERNATIONAL PLC .................              779
     4,000        SCHIBSTED ASA ..........................               45
   242,977        SINGAPORE PRESS HOLDINGS LTD ...........            4,139
   112,000        SOUTH CHINA MORNING POST ...............               63
    54,600        THOMSON CORP ...........................            1,642
     3,200        TIMES MIRROR CO SERIES A ...............              190
    80,000        TOPPAN PRINTING CO LTD .................              893
   205,985        TRIBUNE CO .............................           17,946
    26,792        WOLTERS KLUWER NV ......................            1,067
                                                                -----------
                                                                    173,954
                                                                -----------
 RAILROAD TRANSPORTATION--0.74%
   182,600        BRAMBLES INDUSTRIES LTD ................      $     4,810
    58,789        BURLINGTON NORTHERN
                   SANTA FE CORP .........................            1,822
    31,900        CANADIAN PACIFIC LTD ...................              754
     9,200        CSX CORP ...............................              417
    50,111        HANKYU CORP ............................              199
    66,000        KEIHIN ELECTRIC EXPRESS RAILWAY ........              218
   121,797     [] KINKI NIPPON RAILWAY CO LTD ............              599
    20,185        MAYNE NICKLESS LTD .....................               69
     8,125     [] NAGOYA RAILROAD CO LTD .................               27
    63,990     [] NANKAI ELECTRIC RAILWAY CO .............              297
    67,000        NIPPON EXPRESS CO LTD ..................              401
    19,800      o NORFOLK SOUTHERN CORP ..................              596
    63,000     [] ODAKYU ELECTRIC RAILWAY CO LTD .........              211
 1,833,073        RAILTRACK GROUP PLC ....................           37,476
    15,000        TOBU RAILWAY CO LTD ....................               43
    28,800        UNION PACIFIC CORP .....................            1,679
                                                                -----------
                                                                     49,618
                                                                -----------
 REAL ESTATE--0.42%
    80,937        BRITISH LAND PLC .......................              677
     2,100      o CATELLUS DEVELOPMENT CORP ..............               33
   731,000        CHEUNG KONG HOLDINGS LTD ...............            6,501
    39,319      o CHINESE ESTATES HOLDINGS
                   WTS 11/24/99 ..........................                3
    39,319      o CHINESE ESTATES HOLDINGS
                   WTS 11/24/00 ..........................                3
   420,000      o CHINESE ESTATES LTD ....................               76
   571,225        CITY DEVELOPMENT LTD ...................            3,657
    28,000     [] DAIWA KOSHO LEASE CO LTD ...............              123
 1,748,000        DBS LAND LTD ...........................            3,491
     6,000        DILIGENTIA AB ..........................               47
    61,084      o EVERGO CHINA HOLDINGS LTD ..............                1
   175,284        GENERAL PROPERTY TRUST .................              285
    64,087      o HAMMERSON PLC ..........................              476
   171,000        HANG LUNG DEVELOPMENT CO LTD ...........              212
   102,000      o HOPEWELL HOLDINGS LTD ..................               78
   102,468        HYSAN DEVELOPMENT CO LTD ...............              155
     7,600        METROVACESA ............................              149
     7,600      o METROVACESA RTS ........................                7
   105,000        MITSUBISHI ESTATE CO LTD ...............            1,024
   115,000     [] MITSUI FUDOSAN CO LTD ..................              931
   763,377        NEW WORLD DEVELOPMENT CO LTD ...........            2,288
    35,000        PARKWAY HOLDINGS LTD ...................               86
    73,000        SCHRODERS PROPERTY FUND ................              114
       300        SIMCO (REGD) ...........................               25
   258,000        SINO LAND CO ...........................              148
    89,300        SLOUGH ESTATES PLC .....................              505
    59,001        STOCKLAND TRUST GROUP (UNITS) ..........              135
     2,284      o STOCKLAND TRUST GROUP (UNITS) (NEW) ....                5
    14,300        STRAITS TRADING CO .....................               19
   658,837        SUN HUNG KAI PROPERTIES LTD ............            6,008
   136,000        TAI CHEUNG HOLDINGS LTD ................               40
    51,000    []o TOKYO TATEMONO CO LTD ..................              118
       200        UNIBAIL S.A. ...........................               26
    58,200        UNITED OVERSEAS LAND LTD ...............               66
     6,900      o URBIS S.A. .............................               95
     6,100        VALLEHERMOSO S.A. ......................               59
                                                                -----------
                                                                     27,666
                                                                -----------


                       See notes to financial statements.                     49

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.33%
     2,970        ADIDAS SALOMON AG. .....................      $       295
     3,800        ARMSTRONG WORLD INDUSTRIES, INC ........              220
   484,105        BRIDGESTONE CORP .......................           14,638
     5,720        CONTINENTAL AG. ........................              136
       102        GOODYEAR TIRE & RUBBER CO ..............                6
    26,177        ILLINOIS TOOL WORKS, INC ...............            2,147
    17,434        MICHELIN S.A. (CLASS B) ................              713
    37,104        NIKE, INC (CLASS B) ....................            2,349
    23,000     [] OKAMATO INDUSTRIES, INC ................               59
   197,000     [] PIRELLI S.P.A. .........................              536
     9,400      o SEALED AIR CORP ........................              610
                                                                -----------
                                                                     21,709
                                                                -----------
 SECURITY AND COMMODITY BROKERS--0.70%
   135,000        DAIWA SECURITIES GROUP, INC ............              892
    46,200    []o DLJDIRECT ..............................            1,363
   147,000        ITOCHU CORP ............................              366
   260,000        MARUBENI CORP ..........................              543
    26,214        MERRILL LYNCH & CO, INC ................            2,095
   152,000        MITSUBISHI CORP ........................            1,030
   124,000        MITSUI & CO LTD ........................              865
   222,100        MORGAN STANLEY, DEAN WITTER, & CO ......           22,765
   987,000        NOMURA SECURITIES CO LTD ...............           11,555
     7,000        OM GRUPPEN AB ..........................               79
    18,300        PAINE WEBBER GROUP, INC ................              856
    39,824        SCHWAB (CHARLES) CORP ..................            4,376
   275,000     xo YAMAICHI SECURITIES CO LTD .............                5
                                                                -----------
                                                                     46,790
                                                                -----------
 SPECIAL TRADE CO NTRACTORS--0.02%
    16,250        KANDENKO CO LTD ........................              100
    13,000        KINDEN CORP ............................              140
    19,000      o KYUNDENKO CO LTD .......................              109
    18,046        SCHNEIDER ELECTRIC S.A. ................            1,013
                                                                -----------
                                                                      1,362
                                                                -----------
 STONE, CLAY, AND GLASS PRODUCTS--1.87%
     4,020        AKER RGI ASA SERIES A ..................               55
   100,000        ASAHI GLASS CO LTD .....................              649
   826,176        BORAL LTD ..............................            1,400
   106,500      o BPB PLC ................................              631
     2,600        CBR NV .................................              239
     6,000        CEMENTIR S.P.A. ........................                6
     7,708        CIMENTOS DE PORTUGAL ...................              199
    20,900        CORNING, INC ...........................            1,466
 1,770,600      o CRH PLC ................................           31,301
   117,200     [] CSR LTD ................................              335
       125        DYCKERHOFF AG. .........................               37
        65        EUROC INDUSTRIA AB SERIES A ............                3
       700        GLAVERBEL S.A. .........................               66
 4,822,901        HANSON PLC .............................           42,839
     2,775        HEIDELBERGER ZEMENT AG. ................              229
    56,100        HEPWORTH PLC ...........................              174
       821        HOLDERBANK FINANCIERE GLARUS AG. (BR) ..              969
    12,000        HOYA CORP ..............................              677
     2,600        IMETAL S.A. ............................              386
    53,755     [] INAX CORP ..............................              328
    24,100     [] ITALCEMENTI S.P.A. .....................              306
    66,954        JAMES HARDIE INDUSTRIES LTD ............              177
     1,269        LAFARGE S.A. (BR) ......................              121
     7,870     #o LAFARGE S.A. (REGD) 2001 ...............              748
    36,000        NIPPON SHEET GLASS CO LTD ..............              128
     3,000        NORITAKE CO LTD ........................               16
    11,663        OWENS CORNING CO .......................              401
   146,277      o PILKINGTON PLC .........................              201
   578,300     [] PIONEER INTERNATIONAL LTD ..............            1,474
   490,391        RMC GROUP PLC ..........................            7,896
   189,518        ST. GOBAIN S.A. ........................           30,197
    96,313        SUMITOMO OSAKA CEMENT CO LTD ...........              187
    16,200        TAIHEIYO CEMENT CORP ...................               46
     1,154        TARMAC PLC .............................                2
    42,700     [] TOTO LTD ...............................              330
     1,800        WIENERBERGER BAUSTOFF AG. ..............               47
                                                                -----------
                                                                    124,266
                                                                -----------
 TEXTILE MILL PRODUCTS--0.01%
    19,951        BBA GROUP PLC ..........................              153
       192      o CHARGEURS S.A. .........................               11
   110,053        COATS VIYELLA PLC ......................               88
    19,790        COURTAULDS TEXTILES PLC ................               51
    51,000        KURABO INDUSTRIES LTD ..................               68
     7,000        MARZOTTO & FIGLI S.P.A. ................               54
    58,000        NISSHINBO INDUSTRY, INC ................              264
    16,600      o SHAW INDUSTRIES, INC ...................              274
    17,000        TOYOBO CO LTD ..........................               26
                                                                -----------
                                                                        989
                                                                -----------
 TOBACCO PRODUCTS--0.21%
   202,777        BRITISH AMERICAN TOBACCO PLC ...........            1,907
    38,700        IMASCO LTD .............................            1,038
   239,946        PHILIP MORRIS COS, INC .................            9,643
    50,000        R.J. REYNOLDS BERHAD ...................               53
    16,107     [] ROTHMANS HOLDINGS LTD ..................              153
    17,000      o ROTHMANS OF PALL MALL BERHAD ...........              116
     8,086        SEITA S.A. .............................              467
    14,800        TABACALERA S.A. SERIES A (REGD) ........              299
                                                                -----------
                                                                     13,676
                                                                -----------
 TRANSPORTATION BY AIR--0.35%
    12,900      o AIR CANADA, INC ........................               54
   155,100     [] ALITALIA S.P.A. ........................              403
     6,580      o ALL NIPPON AIRWAYS CO LTD ..............               20
    11,400      o AMR CORP ...............................              778
     1,500        AUSTRIAN AIRLINES/OEST LUFTV AG. .......               36
   133,498        BRITISH AIRPORT AUTHORITIES PLC ........            1,284
    15,407        BRITISH AIRWAYS PLC ....................              106
   376,000        CATHAY PACIFIC AIRWAYS LTD                            577
   157,000      o CONTINENTAL AIRLINES, INC (CLASS B) ....            5,907
    20,500        DELTA AIRLINES, INC ....................            1,181
    46,200        DEUTSCHE LUFTHANSA AG. (REGD) ..........              838
    31,772      o FDX CORP ...............................            1,724
     1,100        FLUGHAFEN WIEN AG. .....................               46
     3,200        HONG KONG AIRCRAFT ENGINEERING
                   CO LTD ................................                6
   161,600     [] JAPAN AIRLINES CO LTD ..................              534
     8,400      o KLM (ROYAL DUTCH AIRLINES) NV ..........              238
    18,600      o RYANAIR HOLDINGS PLC ...................              193
     1,500        SAIRGROUP ..............................              314
     4,200     [] SAS DANMARK AS .........................               44
     3,000        SAS NORGE ASA SERIES B .................               27
    77,000      o SINGAPORE INTERNATIONAL AIRLINES
                   LTD (FR) ..............................              733
   215,363        SOUTHWEST AIRLINES CO ..................            6,703
   166,400        SWIRE PACIFIC LTD (CLASS A) ............              824
     6,895      o U.S. AIRWAYS GROUP, INC ................              300
     2,100      o UAL CORP ...............................              137
                                                                -----------
                                                                     23,007
                                                                -----------


50                     See notes to financial statements.

                                                                   VALUE
   SHARES                                                          (000)
   ------                                                       ----------

 TRANSPORTATION EQUIPMENT--3.27%
   349,200      o ALLIED SIGNAL, INC .....................      $    22,000
    85,277        BOEING CO ..............................            3,768
    63,400        BOMBARDIER, INC (CLASS B) ..............              964
    18,530     xo BREMER VULKAN AG. ......................               14
    76,920        BRITISH AEROSPACE PLC ..................              499
     5,868      o BRITISH AEROSPACE PLC WTS 11/15/00 .....              103
    27,200        CAE, INC ...............................              162
     1,500        COBHAM GROUP PLC .......................               24
    16,000        CYCLE & CARRIAGE LTD ...................               92
    67,788        DAIMLERCHRYSLER AG. ....................            5,872
   263,977        DAIMLERCHRYSLER (U.S.A.) ...............           23,461
    66,698        DELPHI AUTOMOTIVE SYSTEMS CORP .........            1,238
    74,600     [] DENSO CORP .............................            1,516
   730,000      o DUCATI MOTOR HOLDING S.P.A. ............            1,912
     9,700        EATON CORP .............................              892
   453,790    []o FIAT S.P.A. ............................            1,437
    15,453        GENERAL DYNAMICS CORP ..................            1,059
    62,499        GENERAL MOTORS CORP ....................            4,125
   273,400      o GENERAL MOTORS CORP (CLASS H) ..........           15,379
        66      o HALTER MARINE GROUP, INC ...............                0
    17,651        HARLEY DAVIDSON, INC ...................              960
   413,000        HONDA MOTOR CO LTD .....................           17,504
    33,000        INCHAPE MOTORS .........................               53
     6,000        ITT INDUSTRIES, INC ....................              229
   141,000        KAWASAKI HEAVY INDUSTRIES LTD ..........              382
     6,300    []o KVAERNER INDUSTRIER AS SERIES A                       130
    30,800        LAIRD GROUP PLC ........................              128
     6,800        MAGNA INTERNATIONAL, INC ...............              383
    16,000      o MAN AG. (STAMM) ........................              546
     3,000      o MITSUI ENGINEERING & SHIP
                   BUILDING CO LTD .......................                3
     7,614      o NAVISTAR INTERNATIONAL CORP ............              381
 1,556,000        NISSAN MOTOR CO LTD ....................            7,430
    81,000        ORIENT CORP ............................              236
     6,063        PEUGEOT S.A. ...........................              957
   986,000    []o RENAULT S.A. ...........................           42,912
   203,109        ROLLS ROYCE LTD ........................              860
     7,000      o SANDEN CORP ............................               56
     7,000        SHIMANO, INC ...........................              166
    53,440        SIEMENS AG. ............................            4,122
       213        SMITHS INDUSTRIES PLC ..................                3
     1,400      o SPX CORP ...............................              117
    19,763        TEXTRON, INC ...........................            1,627
    13,158      o THOMSON-CSF ............................              457
   111,080        TI GROUP PLC ...........................              744
 1,455,000        TOYOTA MOTOR CORP ......................           46,040
     9,230        TRINITY INDUSTRIES, INC ................              309
    11,559        TRW, INC ...............................              634
    51,823        UNITED TECHNOLOGIES CORP ...............            3,715
     6,286    []o VALEO S.A. .............................              519
    10,210        VOLKSWAGEN AG. .........................              654
    41,300        VOLVO AB SERIES B FREE .................            1,197
                                                                -----------
                                                                    217,971
                                                                -----------
 TRANSPORTATION SERVICES--1.52%
12,722,300        AIRTOURS PLC ...........................          101,474
     1,770      o NEW WORLD INFRASTUCTURE LTD ............                3
                                                                -----------
                                                                    101,477
                                                                -----------
 TRUCKING AND WAREHOUSING--0.20%
     2,000      o CNF TRANSPORTATION, INC ................               77
    12,000        MITSUBISHI LOGISTICS CORP ..............              135
    34,000        SEINO TRANSPORTATION CO LTD ............              202
    45,957        TNT POST GROUP NV ......................            1,097
   666,122     [] YAMATO TRANSPORT CO LTD ................           11,612
                                                                -----------
                                                                     13,123
                                                                -----------
 WATER TRANSPORTATION--0.20%
     3,100        ASKO OYJ SERIES A ......................               51
     6,100        BERGESEN D.Y. AS (CLASS B) .............               86
       472      o BONA SHIPHOLDING LTD ...................                3
    67,065        CARNIVAL CORP (CLASS A) ................            3,253
     4,000        CHUAN HUP HOLDINGS LTD .................                3
     1,300        CMB CIE MARITIME BELGE S.A. ............               55
        73        DAMPSKIBSSELSKABET AF 1912
                   (CLASS B) .............................              648
        50        DAMPSKIBSSELSKABET SVENDBORG
                   (CLASS B) .............................              619
     2,200        FINNLINES OY ...........................               57
   950,000      o FIRST OLSEN TANKERS LTD ................            5,672
    43,200      o HAI SUN HUP WTS 05/10/02 ...............               13
     4,500        IRISH CONTINENTAL GROUP PLC ............               58
    33,000        KAMIGUMI CO LTD ........................              169
    22,975        KAWASAKI KISEN KAISHA LTD ..............               50
     1,900        KONINKLIJKE NEDLLOYD GROEP NV ..........               47
     1,500        LEIF HOEGH & CO ........................               19
    56,000        MALAYSIAN INTERNATIONAL
                   SHIPPING CO (FR) ......................               92
   123,474        MITSUI OSK LINES LTD ...................              265
    29,100    []o NCL HOLDINGS AS ........................               97
    64,200      o NEPTUNE ORIENT LINES LTD ...............               78
   131,000        NIPPON YUSEN KABUSHIKI KAISHA ..........              504
    56,221        PENINSULAR & ORIENTAL STEAM
                   NAVIGATION CO .........................              844
    11,800        TIDEWATER, INC .........................              360
       800        UNITOR AS ..............................                7
                                                                -----------
                                                                     13,050
                                                                -----------
 WHOLESALE TRADE-DURABLE GOODS--0.02%
     1,400      o BRIGGS & STRATTON CORP .................               81
       648        DIETEREN S.A. ..........................              299
       200      o GENUINE PARTS CO .......................                7
    11,400        GRAINGER (W.W.), INC ...................              613
    15,600        IKON OFFICE SOLUTIONS, INC .............              234
     2,630        INSTRUMENTARIUM GROUP SERIES B FREE ....              107
    71,000        PACIFIC DUNLOP LTD .....................              102
     4,000        SANRIO CO LTD ..........................              136
     4,000        SEIKO CORP .............................               20
    84,000        TAN CHONG INTERNATIONAL LTD ............               21
                                                                -----------
                                                                      1,620
                                                                -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.67%
     1,200        AUSTRIA TABAKWERKE AG. .................               70
   589,779        CARDINAL HEALTH, INC ...................           37,816
    25,856        ENRON CORP .............................            2,114
     3,000        ESSELTE AB SERIES B FREE ...............               31
    25,849        F.H. FAULDING & CO LTD .................              157
    47,500        FYFFES PLC .............................              103
     7,000        IWATANI & CO LTD .......................               17
    26,230        MCKESSON HBOC, INC .....................              843
    29,000        NAGASE & CO ............................              138
     9,750        SOBEYS, INC ............................              114
    25,322        SUPERVALU, INC .........................              650
    43,770        SWEDISH MATCH CO .......................              156
    22,700        SYSCO CORP                                            677
   228,000        THAI UNION FROZEN PRODUCTS (FR) ........              804
     3,700        URALITA S.A. ...........................               31
    13,300        WESTON (GEORGE) LTD ....................              584
                                                                -----------
                                                                     44,305
                                                                -----------
                TOTAL COMMON STOCK
                 (COST $5,166,455) ........................       6,460,497
                                                                -----------


                       See notes to financial statements.                     51

                                                                   VALUE
   PRINCIPAL                                                       (000)
   ---------                                                    ----------

SHORT TERM INVESTMENTS--3.42%
 COMMERCIAL PAPER--0.70%
                  CARGILL GLOBAL FUNDING PLC
$10,000,000       ~ 4.760%, 07/06/99 ......................      $    9,990
                  FORD MOTOR CREDIT CO
 12,000,000         5.350%, 07/02/99 ......................          11,996
                  PFIZER, INC
 12,000,000       ~ 5.100%, 07/01/99 ......................          11,998
                  TEXAS UTILITIES CO
 12,900,000       ~ 5.040%, 07/27/99 ......................          12,848
                                                                 ----------
                                                                     46,832
                                                                 ----------
 U.S. GOVERNMENT & AGENCIES--2.72%
                  FEDERAL HOME LOAN BANK
  6,000,000         5.010%, 08/25/99 ......................           5,953
                  FEDERAL HOME LOAN MORTGAGE CORP
  2,150,000         4.780%, 07/09/99 ......................           2,147
 24,000,000         5.000%, 07/09/99 ......................          23,971
  1,500,000         4.720%, 07/13/99 ......................           1,497
    500,000         4.700%, 07/14/99 ......................             499
  4,500,000         4.760%, 07/14/99 ......................           4,492
  2,560,000         4.720%, 07/30/99 ......................           2,549
 14,000,000       * 4.850%, 08/09/99 ......................          13,922
 13,407,000         4.860%, 08/12/99 ......................          13,327
  7,000,000         4.800%, 08/18/99 ......................           6,952
 51,000,000       * 5.070%, 09/09/99 ......................          50,495
 16,850,000       * 4.970%, 09/10/99 ......................          16,681
 13,000,000       * 5.000%, 09/16/99 ......................          12,859
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  1,000,000         4.710%, 07/07/99 ......................             999
 14,000,000       * 4.800%, 08/24/99 ......................          13,893
 11,000,000       * 4.820%, 02/04/00 ......................          10,653
                                                                 ----------
                                                                    180,889
                                                                 ----------
                TOTAL SHORT TERM INVESTMENTS
                 (COST $227,792) ..........................         227,721
                                                                 ----------
                TOTAL PORTFOLIO
                 (COST $5,399,892) ........................      $6,696,807
                                                                 ==========
o Non-income producing
+ Affiliated holding
x In bankruptcy
~ Commercial  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as  amended.
* All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
[]All or a portion of these securities are out on loan.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 1999, the value of these securities amounted to $1,115,239 or 0.02% of net assets.

  Additional information on each restricted security is as follows:

                                            ACQUISITION      ACQUISITION
SECURITY                                       DATE             COST
--------                                    -----------      -----------
LAFARGE S.A. (REGD) 2001                     01/05/99        $  690,524
L'AIR LIQUIDE S.A. (REGD)                    10/29/96           318,656
SILVERSTONE BERHAD                           01/08/98               804
                                                             ----------
                                                             $1,009,984
                                                             ==========

52                     See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
  TRANSACTIONS WITH AFFILIATED COMPANIES -- GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                        JANUARY 1, 1999 -- JUNE 30, 1999

                                VALUE AT                                       REALIZED       DIVIDEND    SHARES AT      VALUE AT
          ISSUE             DECEMBER 31, 1998  PURCHASE COST  SALES PROCEEDS  GAIN (LOSS)      INCOME   JUNE 30, 1999  JUNE 30, 1999
          -----             -----------------  -------------  --------------  -----------    ---------- -------------  -------------
 IHC CALAND NV                $ 97,814,831          $0        $ 26,366,678    $ 10,950,570   $ 1,777,208   1,654,41    $64,835,335
                              ------------          --        ------------    ------------   -----------               -----------
TOTAL AFFILIATED TRANSACTION  $ 97,814,831          $0        $ 26,366,678    $ 10,950,570   $ 1,777,208               $64,835,335
                              ============          ==        ============    ============   ===========               ===========


                       See notes to financial statements.                     53

                        COLLEGE RETIREMENT EQUITIES FUND
              STATEMENT OF INVESTMENTS--GROWTH ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999

                               SUMMARY BY INDUSTRY
                                      (000)

                                                          VALUE         %
                                                         ------       ------
BONDS
 CORPORATE BONDS
  AUTOMOTIVE DEALERS AND SERVICE STATIONS               $      7       0.00%
                                                        --------       ----
 TOTAL CORPORATE BONDS
  (COST $8) .....................................              7       0.00
                                                        --------       ----
TOTAL BONDS
  (COST $8)                                                    7       0.00
                                                        --------       ----
 PREFERRED STOCK
  HOLDING AND OTHER INVESTMENT OFFICES ..........             11       0.00
  INSTRUMENTS AND RELATED PRODUCTS ..............              0       0.00
  INSURANCE CARRIERS ............................            270       0.01
  RUBBER AND MISCELLANEOUS
   PLASTIC PRODUCTS .............................            243       0.00
                                                        --------       ----
 TOTAL PREFERRED STOCK
  (COST $424) ...................................            524       0.01
                                                        --------       ----
COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS .................          2,943       0.03
  AGRICULTURAL SERVICES .........................            264       0.00
  AMUSEMENT AND RECREATION SERVICES .............        244,527       2.39
  APPAREL AND ACCESSORY STORES ..................         29,892       0.29
  APPAREL AND OTHER TEXTILE PRODUCTS ............          2,771       0.03
  AUTO REPAIR, SERVICES AND PARKING .............            975       0.01
  AUTOMOTIVE DEALERS AND SERVICE STATIONS .......          3,770       0.04
  BUILDING MATERIALS AND GARDEN SUPPLIES ........         54,840       0.54
  BUSINESS SERVICES .............................      1,307,135      12.80
  CHEMICALS AND ALLIED PRODUCTS .................      1,435,251      14.06
  COMMUNICATIONS ................................      1,627,617      15.95
  DEPOSITORY INSTITUTIONS .......................         72,111       0.71
  EATING AND DRINKING PLACES ....................         27,528       0.27
  EDUCATIONAL SERVICES ..........................          1,951       0.02
  ELECTRIC, GAS, AND SANITARY SERVICES ..........        304,657       2.98
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .......      1,240,990      12.15
  ENGINEERING AND MANAGEMENT SERVICES ...........          7,471       0.07
  FABRICATED METAL PRODUCTS .....................         37,157       0.36
  FOOD AND KINDRED PRODUCTS .....................        245,641       2.41
  FOOD STORES ...................................        114,656       1.12
  FURNITURE AND FIXTURES ........................          7,117       0.07
  FURNITURE AND HOMEFURNISHINGS STORES ..........         20,410       0.20
  GENERAL BUILDING CONTRACTORS ..................          1,017       0.01
  GENERAL MERCHANDISE STORES ....................         96,036       0.94
  HEALTH SERVICES ...............................         48,804       0.48
  HEAVY CONSTRUCTION, EXCEPT BUILDING ...........            790       0.01
  HOLDING AND OTHER INVESTMENT OFFICES ..........          4,387       0.04
  HOTELS AND OTHER LODGING PLACES ...............         11,058       0.11
  INDUSTRIAL MACHINERY AND EQUIPMENT ............      1,376,685      13.48
  INSTRUMENTS AND RELATED PRODUCTS ..............        252,971       2.48
  INSURANCE AGENTS, BROKERS AND SERVICE .........          1,058       0.01
  INSURANCE CARRIERS ............................        116,931       1.15
  LEATHER AND LEATHER PRODUCTS ..................            509       0.01
  LEGAL SERVICES ................................            144       0.00
  LOCAL AND INTERURBAN PASSENGER TRANSIT ........            190       0.00
  LUMBER AND WOOD PRODUCTS ......................          1,419       0.01
  METAL MINING ..................................          1,943       0.02
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ...................................         14,203       0.14
  MISCELLANEOUS RETAIL ..........................         43,965       0.43
  MOTION PICTURES ...............................         47,426       0.46
  NONDEPOSITORY INSTITUTIONS ....................        141,921       1.39
  OIL AND GAS EXTRACTION ........................         22,625       0.22
  PAPER AND ALLIED PRODUCTS .....................         21,283       0.21
  PERSONAL SERVICES .............................          7,054       0.07
  PETROLEUM AND COAL PRODUCTS ...................            173       0.00
  PRIMARY METAL INDUSTRIES ......................          1,977       0.02
  PRINTING AND PUBLISHING .......................         17,836       0.17
  RAILROAD TRANSPORTATION .......................          3,737       0.04
  REAL ESTATE                                              1,075       0.01
  RUBBER AND MISCELLANEOUS
   PLASTIC PRODUCTS .............................         84,069       0.82
  SECURITY AND COMMODITY BROKERS ................         28,105       0.28
  SOCIAL SERVICES ...............................            327       0.01
  SPECIAL TRADE CONTRACTORS .....................            154       0.00
  STONE, CLAY, AND GLASS PRODUCTS ...............         10,034       0.10
  TEXTILE MILL PRODUCTS .........................          1,449       0.01
  TOBACCO PRODUCTS ..............................        122,847       1.20
  TRANSPORTATION BY AIR .........................          2,281       0.02
  TRANSPORTATION EQUIPMENT ......................        270,431       2.65
  TRANSPORTATION SERVICES .......................          2,852       0.03
  TRUCKING AND WAREHOUSING ......................          1,312       0.01
  WATER TRANSPORTATION ..........................        129,797       1.27
  WHOLESALE TRADE-DURABLE GOODS .................          4,473       0.04
  WHOLESALE TRADE-NONDURABLE GOODS ..............        177,366       1.74
                                                     -----------      -----
TOTAL COMMON STOCK
 (Cost $7,815,719) ..............................      9,862,388      96.59
                                                     -----------      -----
SHORT TERM INVESTMENTS
 CERTIFICATES OF DEPOSIT ........................         11,494       0.11
 COMMERCIAL PAPER ...............................        224,960       2.20
 U.S. GOVERNMENT & AGENCIES .....................         59,094       0.58
                                                     -----------      -----
TOTAL SHORT TERM INVESTMENTS
 (Cost $295,738) ................................        295,548       2.89
                                                     -----------      -----
TOTAL PORTFOLIO
 (Cost $8,111,889) ..............................     10,158,467      99.49
    OTHER ASSETS & LIABILITIES, NET .............         51,730       0.51
                                                     -----------     ------
NET ASSETS ......................................    $10,210,197     100.00%
                                                     ===========     ======

54                     See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
              STATEMENT OF INVESTMENTS--GROWTH ACCOUNT (UNAUDITED)
                                  JUNE 30, 1999

                                                               VALUE
  PRINCIPAL                                                     (00)
  ---------                                                    ------

BONDS--0.00%
 CORPORATE BONDS--0.00%
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
    $6,500      o UGLY DUCKLING CORP (SUB DEB)
                    12.000% 10/23/03 ....................     $       7
                                                              ---------
                TOTAL CORPORATE BONDS
                 (COST $8) ..............................             7
                                                              ---------
                TOTAL BONDS
                 (COST $8) ..............................             7
                                                              ---------
   SHARES
  --------
 PREFERRED STOCK--0.01%
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
       264        SUPERIOR TRUST I SERIES A .............            11
                                                              ---------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
    32,800      o FRESENIUS MEDICAL CARE (CLASS D) ......             0
                                                              ---------
 INSURANCE CARRIERS--0.01%
     3,640        AETNA, INC SERIES C ...................           270
                                                              ---------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.00%
     3,895        SEALED AIR CORP (CLASS A) .............           243
                                                              ---------
                TOTAL PREFERRED STOCK
                 (COST $424) ............................           524
                                                              ---------
COMMON STOCK--96.59%
 AGRICULTURAL PRODUCTION-CROPS--0.03%
       100      o AGRITOPE, INC .........................             0
     7,300        DELTA & PINE LAND CO ..................           230
    69,684        PIONEER-HI-BRED INTERNATIONAL, INC ....         2,713
                                                              ---------
                                                                  2,943
                                                              ---------
 AGRICULTURAL SERVICES--0.00%
    15,100      o CADIZ, INC ............................           143
     8,900      o VETERINARY CENTERS OF AMERICA, INC ....           121
                                                              ---------
                                                                    264
                                                              ---------
 AMUSEMENT AND RECREATION SERVICES--2.39%
     1,200      o AMERICAN SKIING CO ....................             5
     2,395      o ANCHOR GAMING CO ......................           115
     5,300      o BALLY TOTAL FITNESS HOLDINGS CORP .....           150
     3,000      o CHAMPIONSHIP AUTO RACING TEAMS, INC ...            90
     2,400        CHURCHILL DOWNS, INC ..................            83
    44,400      o HARRAH'S ENTERTAINMENT, INC ...........           977
     4,000      o INTERNATIONAL SPEEDWAY CORP (CLASS A) .           190
       500      o MALIBU ENTERTAINMENT WORLDWIDE, INC ...             1
       100      o PENN NATIONAL GAMING, INC .............             1
 3,300,014      o PREMIER PARKS, INC ....................       121,276
 1,890,050      o SFX ENTERTAINMENT, INC (CLASS A) ......       120,963
     1,700      o SPEEDWAY MOTORSPORTS, INC .............            67
     6,600      o STATION CASINOS, INC ..................           134
    13,300      o WESTWOOD ONE, INC .....................           475
                                                              ---------
                                                                244,527
                                                              ---------
 APPAREL AND ACCESSORY STORES--0.29%
    46,954      o ABERCROMBIE & FITCH CO (CLASS A) ......         2,254
    12,700      o AMERICAN EAGLE OUTFITTERS, INC ........           578
     2,100      o BUCKLE, INC ...........................            60
     5,700      o CHILDRENS PLACE RETAIL STORES .........           231
    18,747        CLAIRES STORES, INC ...................           480
     9,400      o FINISH LINE, INC (CLASS A) ............           106
    23,100      o FOOTSTAR, INC .........................           859
     8,000      o GADZOOKS, INC .........................           128
   314,232        GAP, INC ..............................        15,829
    34,900      o GENESCO, INC ..........................           508
       700      o GOODYS FAMILY CLOTHING, INC ...........             8
     1,400      o GYMBOREE CORP .........................            15
    12,075        INTIMATE BRANDS, INC (CLASS A) ........           572
        50      o JUST FOR FEET, INC ....................             0
    11,806        LIMITED, INC ..........................           536
     2,836      o MENS WAREHOUSE, INC ...................            72
     3,500        NORDSTROM, INC ........................           117
     8,287      o PACIFIC SUNWEAR CALIFORNIA, INC .......           202
     8,400      o PAYLESS SHOESOURCE, INC ...............           449
    26,200        ROSS STORES, INC ......................         1,320
     1,000      o STAGE STORES, INC .....................             7
       400      o STEIN MART, INC .......................             4
   161,077        TJX COS, INC ..........................         5,366
       300      o URBAN OUTFITTERS, INC .................             8
     6,400      o WET SEAL, INC (CLASS A) ...............           183
                                                            -----------
                                                                 29,892
                                                            -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.03%
     1,300      o DONNA KARAN INTERNATIONAL, INC ........            13
     2,475      o GUESS ?, INC ..........................            34
    46,838      o JONES APPAREL GROUP, INC ..............         1,607
     5,300      o NAUTICA ENTERPRISES, INC ..............            89
     7,000        OSHKOSH B'GOSH, INC (CLASS A) .........           148
    11,900      o POLO RALPH LAUREN CORP ................           226
     3,219      o QUIKSILVER, INC .......................            84
    21,300        WARNACO GROUP, INC (CLASS A) ..........           570
                                                           ------------
                                                                  2,771
                                                           ------------
 AUTO REPAIR, SERVICES AND PARKING--0.01%
     6,881      o AVIS RENT A CAR, INC ..................           200
       700        CENTRAL PARKING CORP ..................            24
     6,900        HERTZ CORP (CLASS A) ..................           428
    11,366        MIDAS, INC ............................           323
                                                            -----------
                                                                    975
                                                            -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.04%
    91,300      o AUTONATION, INC .......................         1,626
    51,942      o AUTOZONE, INC .........................         1,565
    13,599      o CSK AUTO CORP .........................           367
     2,400      o GROUP 1 AUTOMOTIVE, INC ...............            51
     3,200      o OREILLY AUTOMOTIVE, INC ...............           161
                                                           ------------
                                                                  3,770
                                                           ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.54%
    11,070        FASTENAL CO ...........................           580
   699,170        HOME DEPOT, INC .......................        45,053
   162,425        LOWES COS, INC ........................         9,207
                                                           ------------
                                                                 54,840
                                                           ------------
 BUSINESS SERVICES--12.80%
     7,100        AARON RENTS, INC ......................           158
     2,300      o ABACUS DIRECT CORP ....................           210
     1,200      o ABM INDUSTRIES, INC ...................            37
    29,350      o ACCLAIM ENTERTAINMENT, INC ............           187
     3,100      o ACKERLEY GROUP, INC ...................            56
    18,660      o ACXIOM CORP ...........................           465
     2,400      o ADMINSTAFF, INC .......................            38
    13,080        ADOBE SYSTEMS, INC ....................         1,075


                       See notes to financial statements.                     55

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

 BUSINESS SERVICES--12.80%
     4,400      o ADVANTAGE LEARNING SYSTEMS, INC .......     $      97
     1,600      o ADVENT SOFTWARE, INC ..................           107
     2,100      o ADVO, INC .............................            44
    20,527      o AFFILIATED COMPUTER SERVICES, INC
                   (CLASS A) ............................         1,039
    19,500      o ALTERNATIVE RESOURCES CORP ............           137
   800,669        AMERICA ONLINE, INC ...................        88,474
    30,575      o AMERICAN MANAGEMENT SYSTEMS, INC ......           980
     6,000        ANALYSTS INTERNATIONAL CORP ...........            86
    11,300      o ANSWERTHINK CONSULTING GROUP ..........           285
    26,300      o APAC TELESERVICES, INC ................            85
    12,600      o ASPECT DEVELOPMENT, INC ...............           233
     7,000      o ASPEN TECHNOLOGY, INC .................            82
     1,420        AUTODESK, INC .........................            42
   257,274        AUTOMATIC DATA PROCESSING, INC ........        11,320
    10,180      o AVANT CORP ............................           129
     4,600      o AVT CORP ..............................           174
     5,800      o AXENT TECHNOLOGIES, INC ...............            65
        67      o AZTEC TECHNOLOGY PARTNERS, INC ........             0
       700      o BARRA, INC ............................            18
    21,800      o BEA SYSTEMS, INC ......................           623
     3,300      o BILLING CONCEPTS CORP .................            37
     9,650      o BISYS GROUP, INC ......................           565
 1,173,823      o BMC SOFTWARE, INC .....................        63,386
    12,500      o BORG-WARNER SECURITY CORP .............           254
    17,900      o BROADVISION, INC ......................         1,320
   121,700      o CADENCE DESIGN SYSTEMS, INC ...........         1,552
    10,700      o CAMBRIDGE TECHNOLOGY PARTNERS, INC ....           188
     3,400      o CARIBINER INTERNATIONAL, INC ..........            21
     5,000      o CATALINA MARKETING CORP ...............           460
     5,700      o CCC INFORMATION SERVICES GROUP, INC ...            73
     9,700      o CDI CORP ..............................           330
    49,100      o CENTURY BUSINESS SERVICES, INC ........           712
 1,449,500      o CERIDIAN CORP .........................        47,381
     1,300      o CERNER CORP ...........................            27
    14,460      o CHECKFREE HOLDINGS CORP ...............           399
     7,100      o CHOICEPOINT, INC ......................           477
    17,816      o CIBER, INC ............................           341
    36,440      o CITRIX SYSTEMS, INC ...................         2,059
     6,500      o CLARIFY, INC ..........................           268
    31,476      o CMGI, INC .............................         3,590
    14,800      o CNET, INC .............................           853
     4,400      o COMDISCO, INC .........................           113
    10,000      o COMPLETE BUSINESS SOLUTIONS, INC ......           179
   217,077        COMPUTER ASSOCIATES
                   INTERNATIONAL, INC ...................        11,939
     8,065      o COMPUTER HORIZONS CORP ................           111
    78,518      o COMPUTER SCIENCES CORP ................         5,432
     8,678        COMPUTER TASK GROUP, INC ..............           148
 1,839,140      o COMPUWARE CORP ........................        58,508
        45      o COMSHARE, INC .........................             0
     6,400      o CONCORD COMMUNICATIONS, INC ...........           288
    56,820      o CONVERGYS CORP ........................         1,094
     2,300      o CORT BUSINESS SERVICES CORP ...........            55
     6,600      o COTELLIGENT, INC ......................            52
    34,700      o CSG SYSTEMS INTERNATIONAL, INC ........           909
     8,100      o DATA PROCESSING RESOURCES CORP ........           191
    14,600      o DATASTREAM SYSTEMS, INC ...............           234
    12,000      o DBT ONLINE, INC .......................           393
     1,700      o DELTEK SYSTEMS, INC ...................            17
     4,900      o DENDRITE INTERNATIONAL, INC ...........           177
     2,800      o DOCUMENTUM, INC .......................            37
    13,102      o DOUBLECLICK, INC ......................         1,202
    10,900      o DST SYSTEMS, INC ......................           685
     7,700      o EARTHLINK NETWORK, INC ................           473
     7,800      o ELECTRO RENT CORP .....................            84
    26,600      o ELECTRONIC ARTS, INC ..................         1,443
   875,700        ELECTRONIC DATA SYSTEMS CORP ..........        49,532
    23,800      o ELECTRONICS FOR IMAGING, INC ..........         1,223
     2,000      o ENGINEERING ANIMATION, INC ............            42
    56,100        EQUIFAX, INC ..........................         2,002
        50      o EXCALIBUR TECHNOLOGIES CORP ...........             1
    47,930      o EXCITE AT HOME ........................         2,585
     3,948      o FACTSET RESEARCH SYSTEMS, INC .........           224
    10,685        FAIR ISSAC & CO, INC ..................           375
     5,397      o FILENET CORP ..........................            62
   176,561        FIRST DATA CORP .......................         8,640
    40,412      o FISERV, INC ...........................         1,265
     7,000      o GENERAL MAGIC, INC ....................            25
    11,700      o GENESYS TELECOMMunications
                   LABoratories, INC ....................           293
       300      o GEOWORKS CORP .........................             1
     2,900      o GERBER SCIENTIFIC, INC ................            64
     5,400      o GETTY IMAGES, INC .....................           102
     2,500      o GREAT PLAINS SOFTWARE, INC ............           118
     9,200      o GT INTERACTIVE SOFTWARE CORP ..........            32
    21,900      o GTECH HOLDINGS CORP ...................           516
     5,000      o HTE, INC ..............................            17
     8,100      o HARBINGER CORP ........................           101
     6,940      o HNC SOFTWARE ..........................           214
     6,190      o HYPERION SOLUTIONS CORP ...............           110
     6,800      o I2 TECHNOLOGIES, INC ..................           292
     1,000      o IDX SYSTEMS CORP ......................            23
    10,200      o IMRGLOBAL CORP ........................           196
   102,412        IMS HEALTH, INC .......................         3,200
     1,800      o INACOM CORP ...........................            23
    23,400      o INDUS INTERNATIONAL, INC ..............           101
     7,500      o INDUSTRI-MATEMATIK
                   INTERNATIONAL CORP ...................            18
     7,700      o INFORMATION ARCHITECTS CORP ...........            18
    54,800      o INFORMIX CORP .........................           468
    10,500      o INFOSEEK CORP .........................           503
    23,900      o INFOUSA, INC (CLASS B) ................           203
    12,000      o INPRISE CORP ..........................            59
     3,200      o INSPIRE INSURANCE SOLUTIONS, INC ......            46
     4,000      o INTEGRATED SYSTEMS, INC ...............            47
    17,400      o INTERIM SERVICES, INC .................           359
    22,400      o INTERNATIONAL NETWORK SERVICES ........           904
    34,400      o INTERNATIONAL TELECOMMUNICATIONS ......           550
    57,912        INTERPUBLIC GROUP OF COS, INC .........         5,017
    19,650      o INTUIT, INC ...........................         1,771
     5,300      o ISS GROUP, INC ........................           200
 2,289,900      o J.D. EDWARDS & CO .....................        42,363
     3,300      o JACK HENRY & ASSOCIATES, INC ..........           130
     7,650      o JDA SOFTWARE GROUP, INC ...............            71
    15,900      o KEANE, INC ............................           360
    10,680        KELLY SERVICES, INC (CLASS A) .........           343
    15,200      o LABOR READY, INC ......................           494
    21,200      o LAMAR ADVERTISING CO (CLASS A) ........           868
    12,880      o LEGATO SYSTEMS, INC ...................           744
     9,200      o LHS GROUP, INC ........................           305
    19,231      o LYCOS, INC ............................         1,767
    16,500      o MACROMEDIA, INC .......................           582
     4,100      o MANHATTAN ASSOCIATES, INC .............            34
    38,401        MANPOWER, INC .........................           869
     8,400      o MANUGISTICS GROUP, INC ................           122
     3,900      o MAPICS, INC ...........................            41



56                     See notes to financial statements.

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

 BUSINESS SERVICES--(CONTINUED)
    14,567      o MASTECH CORP ..........................   $       271
     6,400        MCGRATH RENTCORP ......................           128
     2,100      o MEDICAL MANAGER CORP ..................            93
    22,300      o MEDQUIST, INC .........................           976
     4,000      o MEMBERWORKS, INC ......................           116
        47      o MERANT PLC ADR ........................             1
    14,000      o MERCURY INTERACTIVE CORP ..............           495
    19,100      o METAMOR WORLDWIDE, INC ................           460
    10,000      o METRO INFORMATION SERVICES, INC .......           166
       200      o METRO NETWORKS, INC ...................            11
     5,200      o MICROMUSE, INC ........................           259
 5,617,268      o MICROSOFT CORP ........................       506,607
     2,600      o MIDWAY GAMES, INC .....................            34
    15,200      o MINDSPRING ENTERPRISES, INC ...........           674
    42,900      o MODIS PROFESSIONAL SERVICES ...........           590
         1      o MOMENTUM BUSINESS APPLICANTS, INC .....             0
     4,900        NATIONAL COMPUTER SYSTEMS, INC ........           165
    13,500        NATIONAL DATA CORP ....................           577
     8,700      o NCO GROUP, INC ........................           331
    23,600      o NETWORK APPLIANCE, INC ................         1,319
     3,700      o NETWORK SOLUTIONS, INC ................           293
    57,094      o NETWORKS ASSOCIATES, INC ..............           839
     5,600      o NEW ERA OF NETWORKS, INC ..............           246
    16,200      o NIELSEN MEDIA RESEARCH ................           474
        67        NORRELL CORP ..........................             1
    40,900      o NOVA CORP (GEORGIA) ...................         1,023
    20,700      o NOVACARE EMPLOYEE SERVICES, INC .......            57
     5,250      o NOVELL, INC ...........................           139
     4,000      o OBJECTIVE SYSTEMS INTEGRATORS, INC ....            11
   944,289        OMNICOM GROUP, INC ....................        75,543
     3,300      o ON ASSIGNMENT, INC ....................            86
     2,000      o ONSALE, INC ...........................            38
    16,000      o OPEN MARKET, INC ......................           227
 5,277,905      o ORACLE CORP ...........................       195,942
    26,900      o OUTDOOR SYSTEMS, INC ..................           982
   104,934      o PARAMETRIC TECHNOLOGY CORP ............         1,456
   108,555        PAYCHEX, INC ..........................         3,460
     3,400      o PAYMENTECH, INC .......................            86
     3,000      o PEGASUS SYSTEMS, INC ..................           112
    60,475      o PEOPLESOFT, INC .......................         1,043
     9,800      o PEREGRINE SYSTEMS, INC ................           252
     4,400      o PERSONNEL GROUP OF AMERICA, INC .......            44
     2,400     #o PHYSICIAN COMPUTER NETWORK, INC .......             1
    13,191        PITTSTON BRINKS GROUP CO ..............           353
    11,955      o POLICY MANAGEMENT SYSTEMS CORP ........           359
     8,200      o PREVIEW TRAVEL, INC ...................           180
    31,572     #o PROCURENET, INC .......................             5
    26,050      o PROGRESS SOFTWARE CORP ................           736
     2,100      o PROJECT SOFTWARE & DEVELOPMENT, INC ...            66
     6,800      o PROTECTION ONE, INC ...................            37
    31,900      o PSINET, INC ...........................         1,396
    12,100      o QAD, INC ..............................            37
     7,200      o QRS CORP ..............................           562
    15,300      o QUADRAMED CORP ........................           124
     1,500      o RADIANT SYSTEMS, INC ..................            21
    42,529      o RATIONAL SOFTWARE CORP ................         1,401
     7,600      o REALNETWORKS, INC .....................           523
     8,880      o REMEDY CORP ...........................           239
    15,700      o RENT WAY, INC .........................           387
     4,600      o RENT-A-CENTER, INC ....................           110
     3,600      o RENTAL SERVICE CORP ...................           103
    28,842      o ROBERT HALF INTERNATIONAL, INC ........           750
    13,242        ROLLINS, INC ..........................           211
    22,586      o ROMAC INTERNATIONAL, INC ..............           200
       700      o RWD TECHNOLOGIES, INC .................             7
    10,584      o SABRE GROUP HOLDINGS, INC .............           728
    11,600      o SAGA SYSTEMS, INC .....................           148
     3,200      o SANCHEZ COMPUTER ASSOCIATES, INC ......           111
     5,100      o SAPIENT CORP ..........................           289
    11,000        SEI INVESTMENT CO .....................           971
    13,507        SHARED MEDICAL SYSTEMS CORP ...........           881
    27,948      o SIEBEL SYSTEMS, INC ...................         1,853
    51,353      o SITEL CORP ............................           151
    53,500      o SNYDER COMMUNICATIONS, INC ............         1,752
     3,800      o SOS STAFFING SERVICES, INC ............            20
     9,800        SOTHEBYS HOLDINGS, INC (CLASS A) ......           374
     5,800      o SPORTSLINE U.S.A., INC ................           208
     6,550      o SPR, INC ..............................            35
     9,500      o SS&C TECHNOLOGIES, INC ................            72
    44,100      o STERLING COMMERCE, INC ................         1,610
    15,543      o STERLING SOFTWARE, INC ................           415
    15,940      o STRUCTURAL DYNAMICS RESEARCH CORP .....           296
   343,810      o SUN MICROSYSTEMS, INC .................        23,680
    64,400      o SUNGARD DATA SYSTEMS, INC .............         2,222
    11,200      o SYKES ENTERPRISES, INC ................           374
    28,743      o SYMANTEC CORP .........................           733
    24,302      o SYNOPSYS, INC .........................         1,341
    20,900      o SYNTEL, INC ...........................           188
    12,700      o SYSTEM SOFTWARE ASSOCIATES, INC .......            21
    13,100      o SYSTEMS & COMPUTER TECHNOLOGY CORP ....           191
       200      o TCSI CORP .............................             1
     7,100      o TECHNOLOGY SOLUTIONS CO ...............            77
     5,600      o TELETECH HOLDINGS, INC ................            57
     8,600      o TMP WORLDWIDE, INC ....................           546
    20,300        TOTAL SYSTEM SERVICES, INC ............           386
     9,720      o TRANSACTION SYSTEM ARCHITECTURE .......           379
    28,504        TRUE NORTH COMMUNICATIONS, INC ........           855
     4,400      o TYLER TECHNOLOGIES, INC ...............            30
    39,259      o UNITED RENTALS, INC ...................         1,158
    23,350      o USWEB CORP ............................           518
     7,900      o VANTIVE CORP ..........................            90
     2,600      o VERIO, INC ............................           181
     1,800      o VERISIGN, INC .........................           155
    22,300      o VERITAS SOFTWARE CORP .................         2,117
     3,020      o VIASOFT, INC ..........................            11
    13,000      o VISIO CORP ............................           495
     4,900      o WACKENHUT CORP SERIES A ...............           146
    16,200      o WEST TELESERVICES CORP ................           152
     4,500      o WESTAFF, INC ..........................            26
     7,975      o WIND RIVER SYSTEMS, INC ...............           128
    63,406      o YAHOO, INC ............................        10,922
    36,700      o YOUNG & RUBICAM, INC ..................         1,668
                                                            -----------
                                                              1,307,135
                                                            -----------
 CHEMICALS AND ALLIED PRODUCTS--14.06%
 1,712,336        ABBOTT LABORATORIES CO .................       77,911
    33,250      o ADVANCED TISSUE SCIENCE CO .............          108
        84        ALBERTO CULVER CO (CLASS B) ............            2
     2,300      o ALGOS PHARMACEUTICAL CORP ..............           51
    10,200      o ALKERMES, INC ..........................          236
       200      o ALLIANCE PHARMACEUTICAL CORP ...........            1
    25,400      o ALZA CORP ..............................        1,292
 2,315,563        AMERICAN HOME PRODUCTS CORP ............      133,145
   243,898      o AMGEN, INC .............................       14,847
       350      o AMYLIN PHARMACEUTICALS, INC ............            0
     8,400      o ANDRX CORP .............................          648
     8,800      o AVIRON, INC ............................          253
   119,962        AVON PRODUCTS, INC .....................        6,658


                       See notes to financial statements.                     57

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
    16,300      o AXYS PHARMACEUTICALS, INC ..............   $        55
       500      o BARR LABORATORIES, INC .................            20
    11,300      o BIO-TECHNOLOGY GENERAL CORP ............            73
    58,200      o BIOGEN, INC ............................         3,743
     2,800      o BIOMATRIX, INC .........................            61
 1,978,646        BRISTOL MYERS SQUIBB CO ................       139,371
     8,000      o CABOT CORP .............................           194
       700      o CADUS PHARMACEUTICAL CORP ..............             1
    13,300        CAMBREX CORP ...........................           349
     2,400      o CARBIDE/GRAPHITE GROUP, INC ............            34
    40,209      o CELL GENESYS, INC ......................           171
        17      o CELL PATHWAYS, INC .....................             0
    33,800      o CENTOCOR, INC ..........................         1,576
    20,500      o CEPHALON, INC ..........................           356
     2,600      o CHATTEM, INC ...........................            83
     7,700      o CHIREX, INC ............................           247
    30,816      o CHIRON CORP ............................           639
     6,200      o CHURCH & DWIGHT CO, INC ................           270
    29,155        CLOROX CO ..............................         3,114
   120,802        COLGATE PALMOLIVE CO ...................        11,929
     7,200      o COLUMBIA LABORATORIES, INC .............            62
    12,200      o COR THERAPEUTICS, INC ..................           180
    10,800      o COULTER PHARMACEUTICAL, INC ............           244
       280      o CREATIVE BIOMOLECULES, INC .............             1
        95      o CRESCENDO PHARMACEUTICALS CORP .........             2
    54,152      o CROMPTON & KNOWLES CORP ................         1,059
    21,060      o CYTEC INDUSTRIES, INC ..................           671
    29,400        DIAL CORP ..............................         1,093
   124,292        DU PONT (E.I.) DE NEMOURS & CO .........         8,491
    10,150      o DURA PHARMACEUTICALS, INC ..............           121
    47,501        ECOLAB, INC ............................         2,072
 3,840,800      o ELAN CORP PLC ADR ......................       106,582
       200      o EPITOPE, INC ...........................             1
    15,132        FERRO CORP .............................           416
    21,000      o FOREST LABORATORIES, INC ...............           971
     1,900      o FRENCH FRAGRANCES, INC .................            14
     7,900      o FUISZ TECHNOLOGIES LTD .................            26
     6,000      o GELTEX PHARMACEUTICALS, INC ............           108
    19,700      o GENZYME CORP (GENERAL DIVISION) ........           955
        24      o GENZYME CORP (TISSUE REPAIR DIVISION) ..             0
    16,400      o GILEAD SCIENCES, INC ...................           857
    45,400      o GRACE W.R. & CO ........................           834
 1,392,100     +o GUILFORD PHARMACEUTICALS, INC ..........        17,749
    18,846        HERCULES, INC ..........................           741
    12,500      o HESKA CORP .............................            29
    11,500      o HUMAN GENOME SCIENCES, INC .............           454
         3        ICN PHARMACEUTICALS, INC ...............             0
    23,800      o ICOS CORP ..............................           971
     5,800      o IDEC PHARMACEUTICALS CORP ..............           447
     7,800      o IDEXX LABORATORIES, INC ................           182
     2,600      o IGEN INTERNATIONAL, INC ................            76
        30        IMC GLOBAL, INC ........................             1
     2,233      o IMC GLOBAL, INC WTS 12/22/00 ...........             1
     9,700      o IMCLONE SYSTEMS, INC ...................           246
    11,400      o IMMUNE RESPONSE CORP ...................            61
    17,500      o IMMUNEX CORP ...........................         2,230
     3,700      o INHALE THERAPEUTIC SYSTEMS .............            88
    37,320      o ISIS PHARMACEUTICALS, INC ..............           380
     4,533      o IVAX CORP ..............................            64
   931,213        JOHNSON & JOHNSON CO ...................        91,259
     5,100        JONES PHARMACEUTICAL, INC ..............           201
     5,750      o KV PHARMACEUTICAL CO (CLASS B) .........            91
    63,954        LAUDER (ESTEE) CO (CLASS A) ............         3,206
    16,540      o LIGAND PHARMACEUTICALS CO (CLASS A) ....           184
 1,462,162        LILLY (ELI) & CO .......................       104,727
     4,719        LILLY INDUSTRIES, INC (CLASS A) ........            88
    27,000      o LIPOSOME CO, INC .......................           516
        66        LYONDELL CHEMICAL CO ...................             1
       600        MACDERMID, INC .........................            28
     5,100      o MACROCHEM CORP (DELAWARE) ..............            30
        50      o MATRIX PHARMACEUTICALS, INC ............             0
     5,600      o MCWHORTER TECHNOLOGIES, INC ............            81
    11,300      o MEDICIS PHARMACEUTICAL CORP
                   (CLASS A) .............................           287
    36,700      o MEDIMMUNE, INC .........................         2,486
 3,701,610      * MERCK & CO, INC ........................       273,919
    13,300      o MILLENNIUM PHARMACEUTICALS, INC ........           479
    10,800      o MIRAVANT MEDICAL TECHNOLOGY ............            77
   320,463        MONSANTO CO ............................        12,638
    52,829        MYLAN LABORATORIES, INC ................         1,400
    10,300        NATURES SUNSHINE PRODUCTS, INC .........           108
     5,300      o NBTY, INC ..............................            34
     9,200      o NEXSTAR PHARMACEUTICALS, INC ...........           183
        80      o NOVEN PHARMACEUTICALS, INC .............             0
    11,000      o ORGANOGENESIS, INC .....................           103
     5,700      o PATHOGENESIS CORP ......................            81
   803,226        PFIZER, INC ............................        88,154
     6,400      o PHARMACYCLICS, INC .....................           179
     3,996        PRAXAIR, INC ...........................           196
   872,298        PROCTER & GAMBLE CO ....................        77,853
     6,100      o PROTEIN DESIGN LABORATORIES, INC .......           135
       100      o REGENERON PHARMACEUTICALS, INC .........             1
     8,400      o REVLON, INC (CLASS A) ..................           254
    17,300      o REXALL SUNDOWN, INC ....................           211
     1,100      o ROGERS CORP ............................            32
        30      o ROHM & HAAS CO .........................             1
        62        RPM, INC ...............................             1
     6,300      o SANGSTAT MEDICAL CORP ..................           109
     7,800      o SCHEIN PHARMACEUTICAL, INC .............            94
 3,002,932        SCHERING-PLOUGH CORP ...................       159,155
     6,300      o SCOTTS CO (CLASS A) ....................           300
     6,450      o SEROLOGICALS CORP ......................            52
     3,078      o SICOR, INC .............................            13
     1,800        STEPAN CO ..............................            46
    19,400      o SUGEN, INC .............................           572
     6,800      o SUPERGEN, INC ..........................           104
     6,100      o TECHNE CORP ............................           155
     5,000      o THERAGENICS CORP .......................            35
    14,000      o TRANSKARYOTIC THERAPIES, INC ...........           462
    20,800      o TRIANGLE PHARMACEUTICALS, INC ..........           374
     8,100      o TWINLAB CORP ...........................            70
     8,800      o U.S. BIOSCIENCE, INC ...................            86
    14,400        VALSPAR CORP ...........................           547
     2,540      o VERTEX PHARMACEUTICALS, INC ............            61
     7,200      o VICAL, INC .............................            87
    16,200      o VIROPHARMA, INC ........................           125
   957,024        WARNER-LAMBERT CO ......................        66,394
    33,000      o WATSON PHARMACEUTICALS, INC ............         1,157
    12,938      o ZILA, INC ..............................            39
     7,800      o ZONAGEN, INC ...........................            72
                                                             -----------
                                                               1,435,251
                                                             -----------
 COMMUNICATIONS--15.95%
    10,100      o @ENTERTAINMENT, INC ....................           189
    12,700      o ADELPHIA COMMUNICATIONS CORP
                   (CLASS A) .............................           808
    14,000        ALIANT COMMUNICATIONS, INC .............           647





58                     See notes to financial statements.

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

 COMMUNICATIONS--(CONTINUED)
    30,215        ALLTEL CORP ............................   $     2,160
    12,600      o AMERICAN MOBILE SATELLITE CORP .........           206
        42        AMERITECH CORP .........................             3
        66      o ARCH COMMUNICATIONS GROUP, INC .........             1
        50      o ASSOCIATED GROUP, INC (CLASS A) ........             3
        50      o ASSOCIATED GROUP, INC (CLASS B) ........             3
 3,551,648        AT & T CORP ............................       198,226
   394,482      o AT & T CORP-LIBERTY MEDIA GROUP
                   (CLASS A) .............................        14,497
    69,400        BELL ATLANTIC CORP .....................         4,537
    14,496      o CABLEVISION SYSTEMS CORP group
                   (CLASS A) .............................         1,015
    12,161      o CAPSTAR BROADCASTING CORP (CLASS A) ....           333
 3,419,716      o CBS CORP ...............................       148,544
     8,700      o CD RADIO, INC ..........................           265
     8,700      o CELLULAR COMMUNICATIONS
                   OF PUERTO RICO ........................           248
     3,400        CFW COMMUNICATIONS CO ..................            82
 3,558,500      o CHANCELLOR MEDIA CORP (CLASS A) ........       196,162
    53,020        CINCINNATI BELL, INC ...................         1,322
 2,168,024      o CLEAR CHANNEL COMMUNICATIONS, INC ......       149,458
     5,100      o COM21, INC .............................            87
    18,400        COMCAST CORP (CLASS A) .................           659
   215,566        COMCAST CORP (CLASS A) SPECIAL .........         8,286
     1,500      o COMMNET CELLULAR, INC ..................            39
     1,233      o COMMONWEALTH TELEPHONE
                   ENTERPRISES ...........................            50
    20,600      o CONCENTRIC NETWORK CORP ................           819
    11,602      o COX COMMUNICATIONS, INC (CLASS A) ......           427
     7,600      o COX RADIO, INC (CLASS A) ...............           412
    20,200      o E.SPIRE COMMUNICATIONS, INC ............           213
     3,900      o ELECTRIC LIGHTWAVE, INC (CLASS A) ......            51
     2,700      o EMMIS COMMUNICATIONS (CLASS A) .........           133
 1,619,000        ERICSSON TELEFON (LM) SERIES B ADR .....        53,326
     7,600      o EXODUS COMMUNICATIONS, INC .............           912
    50,270        FRONTIER CORP ..........................         2,966
    27,000      o GLOBAL TELESYSTEMS GROUP, INC ..........         2,187
     1,400        GRAY COMMUNICATIONS SYSTEMS, INC .......            28
    77,382        GTE CORP ...............................         5,862
    43,600      o HEARST-ARGYLE TELEVISION, INC ..........         1,046
    20,700      o HISPANIC BROADCASTING CORP .............         1,571
    18,798      o ICG COMMUNICATIONS, INC ................           402
     8,000      o IDT CORP ...............................           178
    15,500      o INTERMEDIA COMMUNICATIONS, INC .........           465
    17,600      o ITC DELTACOM, INC ......................           493
       200      o IXC COMMUNICATIONS, INC ................             8
     5,000      o JACOR COMMUNICATIONS, INC
                   WTS 09/18/01 ..........................            55
     6,800      o JONES INTERCABLE, INC (CLASS A) ........           333
     2,000      o LCC INTERNATIONAL, INC (CLASS A) .......             9
        50      o LEAP WIRELESS INTERNATIONAL, INC .......             1
    13,700      o LEVEL 3 COMMUNICATIONS, INC ............           823
 2,834,635        LUCENT TECHNOLOGIES, INC ...............       191,161
 4,876,291      o MCI WORLDCOM, INC ......................       419,666
     4,200      o MCLEODUSA, INC (CLASS A) ...............           231
    87,464      o MEDIA ONE GROUP, INC ...................         6,505
    18,100      o METROMEDIA FIBER NETWORK (CLASS A) .....           650
    85,600      o NETWORK PLUS CORP ......................         1,787
    22,900      o NEXTLINK COMMUNICATIONS, INC ...........         1,703
     5,700        NORTH PITTSBURGH SYSTEMS, INC ..........            97
    26,000      o NTL, INC ...............................         2,241
 1,307,400      o OMNIPOINT CORP .........................        37,833
     1,200      o PACIFIC GATEWAY EXCHANGE, INC ..........            35
    16,200      o PAGEMART WIRELESS, INC (CLASS A) .......           123
   121,500      o PAGING NETWORK, INC ....................           585
     5,087      o PANAMSAT CORP ..........................           198
     3,500      o PEGASUS COMMUNICATIONS CORP ............           138
    15,800      o PREMIERE TECHNOLOGIES, INC .............           182
    16,900      o PRIMUS TELECOMMUNICATIONS GROUP, INC ...           379
    67,336      o QWEST COMMUNICATIONS
                   INTERNATIONAL , INC ...................         2,226
    14,400      o RCN CORP ...............................           599
 1,387,595        SBC COMMUNICATIONS, INC ................        80,481
     8,300      o SINCLAIR BROADCASTING
                   GROUP, INC (CLASS A ) .................           136
    26,900      o SKYTEL COMMUNICATIONS, INC .............           563
    12,800        SPRINT CORP (FON GROUP) ................           676
    73,400      o SPRINT CORP (PCS GROUP) ................         4,193
     7,600      o STAR TELECOMMUNICATIONS, INC ...........            59
    21,900      o TALK.COM, INC ..........................           246
    12,700        TCA CABLE TV, INC ......................           705
        60      o TCI SATELLITE ENTERTAINMENT (CLASS A) ..             0
     7,212        TELEPHONE & DATA SYSTEMS, INC ..........           527
     2,400      o TELIGENT, INC ..........................           144
     1,100      o TRANSACTION NETWORK SERVICES, INC ......            32
    12,400      o TV GUIDE, INC ..........................           454
     6,400      o U.S. CELLULAR CORP .....................           342
     4,400      o U.S. LEC CORP (CLASS A) ................            99
     2,300      o U.S. SATELLITE BROADCASTING, INC
                   (CLASS A) .............................            42
        67      o U.S.A. NETWORKS, INC ...................             3
    15,900      o UNITED INTERNATIONAL HOLDINGS, INC .....         1,075
     4,500        UNITED TELEVISION, INC .................           472
    19,800      o UNIVISION COMMUNICATIONS, INC ..........         1,307
    24,392      o VIACOM, INC (CLASS A) ..................         1,076
    60,608      o VIACOM, INC (CLASS B) ..................         2,667
   123,520      o VODAFONE GROUP PLC ADR .................        24,333
    39,400      o VOICESTREAM WIRELESS CORP ..............         1,120
    23,895      o WAVO CORP ..............................           152
    33,800      o WESTERN WIRELESS CORP (CLASS A) ........           913
   791,900      o WINSTAR COMMUNICATIONS, INC ............        38,605
     7,200      o YOUNG BROADCASTING, INC (CLASS A) ......           306
                                                             -----------
                                                               1,627,617
                                                             -----------
 DEPOSITORY INSTITUTIONS--0.71%
     6,600        ALABAMA NATIONAL BANCORP ...............           165
    11,100        ANCHOR BANCORP WISCONSIN, INC ..........           198
     1,400        ANDOVER BANCORP, INC ...................            44
     1,000        AREA BANCSHARES CORP ...................            27
         6      o BANCFIRST CORP .........................             0
     3,000        BANCFIRST OHIO CORP ....................            74
     3,700        BANK OF GRANITE CORP ...................            91
    38,500        BANK OF NEW YORK CO, INC ...............         1,412
    56,241        BANK ONE CORP ..........................         3,350
     7,500        BANKNORTH GROUP, INC ...................           248
    13,760        BRENTON BANKS, INC .....................           213
     1,900        CATHAY BANCORP, INC ....................            81
     8,350      o CENTENNIAL BANCORP .....................           115
     1,400        CENTURY SOUTH BANKS, INC ...............            32
       500        CFSB BANCORP, INC ......................            12
     4,137        CHITTENDEN CORP ........................           129
     5,666        CITY HOLDINGS CO .......................           164
       100      o CNB BANCSHARES, INC ....................             6
     2,415      o COLUMBIA BANKING SYSTEM, INC ...........            37
    22,000        COMMUNITY FIRST BANKSHARES, INC ........           525
    36,852      o CONCORD EFS, INC .......................         1,559
    11,180        CULLEN FROST BANKERS, INC ..............           308
     4,585        CVB FINANCIAL CORP .....................           119
     2,580        F & M BANCORP, INC (WISCONSIN) .........            97




                       See notes to financial statements.                     59

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

 DEPOSITORY INSTITUTIONS--(CONTINUED)
     6,300        FARMERS CAPITAL BANK CORP ..............   $       224
    75,575        FIFTH THIRD BANCORP ....................         5,030
    14,117        FIRST BANCORP (PUERTO RICO) ............           319
     3,100        FIRST CHARTER CORP .....................            77
    10,800      o FIRST FINANCIAL BANCORP ................           244
     1,600        FIRST FINANCIAL HOLDINGS, INC ..........            30
    11,400        FIRST SENTINEL BANCORP, INC ............           101
     1,700      o FIRST SOURCE CORP ......................            54
   193,804        FIRSTAR CORP ...........................         5,427
        82        FLEET FINANCIAL GROUP, INC .............             4
     2,700        FRONTIER FINANCIAL CORP ................            66
     8,200        GBC BANCORP ............................           166
     3,700        GOLD BANC CORP, INC ....................            49
     2,500        GREATER BAY BANCORP ....................            83
    13,798        GREENPOINT FINANCIAL CORP ..............           453
     5,700      o HAMILTON BANCORP, INC ..................           137
       100        HARLEYSVILLE NATIONAL CORP .............             4
     2,100      o HARRIS FINANCIAL, INC ..................            23
    21,268        HUDSON UNITED BANCORP ..................           651
    30,745      o IMPERIAL BANCORP .......................           609
    26,400        INDEPENDENCE COMMUNITY BANK CORP .......           356
     2,000        INTERNATIONAL BANCSHARES CORP ..........            85
     3,400        JEFFERSON SAVINGS BANCORP, INC .........            47
     1,800        MAHONING NATIONAL BANCORP, INC .........            79
   321,170        MBNA CORP ..............................         9,836
    35,292        MELLON BANK CORP .......................         1,284
     5,600        MERCHANTS NEW YORK BANCORP, INC ........           188
     2,200        MISSISSIPPI ValleY BANCSHARES ..........            73
     1,500        NATIONAL BANCORP OF ALASKA, INC ........            40
     5,000        NATIONAL CITY BANCSHARES, INC ..........           160
    12,200        NATIONAL COMMERCE BANCORP ..............           267
     7,700        NATIONAL PENN BANCSHARES, INC ..........           181
    44,000        NORTH FORK BANCORP, INC ................           938
    13,900        NORTHERN TRUST CORP ....................         1,348
     5,100        NORTHWEST BANCORP, INC .................            51
    11,880        OLD NATIONAL BANCORP ...................           357
     2,100        ORIENTAL FINANCIAL GROUP ...............            51
    11,900        PACIFIC CAPITAL BANCORP ................           375
     2,597        PARK NATIONAL CORP .....................           260
       800        PEOPLES BANCORP, INC ...................             8
       200        PEOPLES HOLDINGS CO ....................             7
     7,700        PREMIER BANCSHARES, INC ................           141
     2,000        PRIME BANCORP, INC .....................            55
     2,200        PRIME BANCSHARES, INC ..................            39
    74,902        PROVIDIAN FINANCIAL CORP ...............         7,003
     3,950        QUEENS COUNTY BANCORP, INC .............           128
     5,300        REPUBLIC BANCORP, INC ..................            80
     3,000        REPUBLIC SECURITY FINANCIAL CORP .......            25
    25,340        ROSLYN BANCORP, INC ....................           436
     8,900        S & T BANCORP, INC .....................           225
     5,100        SANDY SPRING BANCORP, INC ..............           142
    14,800      o SILICON VALLEY BANCSHARES ..............           366
    21,117        SKY FINANCIAL GROUP, INC ...............           575
    14,600      o SOUTHWEST BANCORP OF TEXAS, INC ........           263
        80        SOVEREIGN BANCORP, INC .................             1
    55,683        STATE STREET CORP ......................         4,754
        85        STATEN ISLAND BANCORP, INC .............             2
       600        STERLING BANCORP .......................            11
     8,900        STERLING BANCSHARES, INC ...............           119
     1,000        STERLING FINANCIAL CORP ................            34
     3,400        SUSQUEHANNA BANCSHARES, INC ............            60
    43,800        SYNOVUS FINANCIAL CORP .................           871
    17,538        TCF FINANCIAL CORP .....................           489
     3,600        TEXAS REGIONAL BANCSHARES, INC
                   (CLASS A) .............................            98
     7,800        TRIANGLE BANCORP, INC ..................           132
    12,600        TRUST CO OF New jersey .................           296
     9,057        TRUSTCO BANK CORP ......................           243
   246,013        U.S. BANCORP ...........................         8,364
     2,910        U.S.B. HOLDINGS CO, INC ................            45
     1,400        UNITED BANKSHARES, INC .................            37
     4,000        UST CORP ...............................           121
    73,107        WASHINGTON MUTUAL, INC .................         2,586
     3,800        WASHINGTON TRUST BANCORP, INC ..........            68
    70,576        WELLS FARGO CO .........................         3,017
     4,290        WEST COAST BANCORP (OREGON) ............            75
     6,000        WESTAMERICA BANCORP ....................           219
     8,800        WESTERN BANCORP ........................           383
    25,150        WESTERNBANK PUERTO RICO ................           329
       800        WHITNEY HOLDINGS CORP ..................            32
       100        WILMINGTON TRUST CORP ..................             6
       900        WSFS FINANCIAL CORP ....................            13
    23,300        ZIONS BANCORP ..........................         1,480
                                                             -----------
                                                                  72,111
                                                             -----------
 EATING AND DRINKING PLACES--0.27%
     6,300      o ADVANTICA RESTAURANT GROUP, INC ........            22
    17,140      o APPLEBEES INTERNATIONAL, INC ...........           516
       100        AVADO BRANDS, INC ......................             1
        50     xo BOSTON CHICKEN, INC ....................             0
    36,096      o BRINKER INTERNATIONAL, INC .............           981
        20        CBRL GROUP, INC ........................             0
    22,222      o CEC ENTERTAINMENT, INC .................           939
     3,700        CKE RESTAURANTS, INC ...................            60
     4,562      o CONSOLIDATED PRODUCTS, INC .............            82
     5,300      o DAVE & BUSTERS, INC ....................           154
       300      o EINSTEIN/NOAH BAGEL CORP ...............             0
     5,800     xo FINE HOST CORP .........................             2
    32,904      o FOODMAKER, INC .........................           934
     1,700        HOST MARRIOTT CORP (NEW) ...............            20
     3,189      o LANDRYS SEAFOOD RESTAURANTS, INC .......            26
        50      o LONE STAR STEAKHOUSE & SALOON, INC .....             0
    89,800        MARRIOTT INTERNATIONAL (CLASS A) .......         3,356
   382,512        MCDONALD'S CORP ........................        15,803
     5,100      o NPC INTERNATIONAL, INC .................            78
    27,900      o OUTBACK STEAKHOUSE, INC ................         1,097
    13,330      o PAPA JOHNS INTERNATIONAL, INC ..........           596
        59      o SBARRO, INC ............................             2
     1,169      o SODEXHO MARRIOTT SERVICES, INC .........            22
    15,250      o SONIC CORP .............................           498
     9,500      o THE CHEESECAKE FACTORY CO ..............           290
    17,115      o TRICON GLOBAL RESTAURANTS, INC .........           926
     3,300      o U.S. FOODSERVICE, INC ..................           141
    26,800        VIAD CORP ..............................           829
     5,400      o WENDYS INTERNATIONAL, INC ..............           153
                                                             -----------
                                                                  27,528
                                                             -----------
 EDUCATIONAL SERVICES--0.02%
    12,938      o APOLLO GROUP, INC (CLASS A) ............           344
     6,284      o COMPUTER LEARNING CENTERS, INC .........            31
    17,452      o DEVRY, INC .............................           390
    26,000      o EDUCATION MANAGEMENT CORP ..............           540
       300      o EDUTREK INTERNATIONAL, INC (CLASS A) ...             1
     2,700      o ITT EDUCATIONAL SERVICES, INC ..........            70
     1,800      o LEARNING TREE INTERNATIONAL, INC .......            20
     2,700      o STRAYER EDUCATION, INC .................            83
    17,375      o SYLVAN LEARNING SYSTEMS, INC ...........           472
                                                             -----------
                                                                   1,951
                                                             -----------



60                     See notes to financial statements.

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

 ELECTRIC, GAS, AND SANITARY SERVICES--2.98%
    43,368      o AES CORP ...............................   $     2,521
    72,930      o ALLIED WASTE INDUSTRIES, INC ...........         1,440
    72,108      o AQUA ALLIANCE, INC .....................            72
     8,300        BLACK HILLS CORP .......................           192
   733,094        BROWNING FERRIS INDUSTRIES, INC ........        31,523
    14,000      o CASELLA WASTE SYSTEMS, INC (CLASS A) ...           364
    12,964        DYNEGY, INC ............................           264
     2,105        INDIANA ENERGY, INC ....................            45
    14,171      o MIDAMERICAN ENERGY HOLDINGS CO .........           491
     7,200     xo MOLTEN METAL TECHNOLOGY, INC ...........             0
    15,200      o NEWPARK RESOURCES, INC .................           135
 1,974,446      o REPUBLIC SERVICES, INC (CLASS A) .......        48,868
     1,900        SEMCO ENERGY, INC ......................            29
    47,100        SEMPRA ENERGY ..........................         1,066
     8,272        SONAT, INC .............................           274
    10,400      o SUPERIOR SERVICES, INC .................           278
     1,100      o THERMO ECOTEK CORP .....................             9
     1,128      o UNISOURCE ENERGY CORP HOLDINGS CO ......            13
     2,200      o WASTE INDUSTRIES, INC ..................            39
 4,031,964      o WASTE MANAGEMENT, INC ..................       216,718
     7,430        WILLIAMS COS, INC ......................           316
                                                             -----------
                                                                 304,657
                                                             -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--12.15%
     9,700      o AAVID THERMAL TECHNOLOGIES, INC ........           219
     6,020      o ACTEL CORP .............................            89
     1,900      o ADAPTIVE BROADBAND CORP ................            42
    63,060      o ADC TELECOMMUNICATIONS, INC ............         2,873
     5,635      o ADTRAN, INC ............................           205
     8,300      o ADVANCED ENERGY INDUSTRIES, INC ........           337
    14,250      o ADVANCED FIBRE COMMUNICATIONS ..........           223
     6,000      o ADVANCED LIGHTING TECHNOLOGIES, INC ....            54
    93,100      o ALTERA CORP ............................         3,427
    60,200      o AMERICAN POWER CONVERSION CORP .........         1,212
 5,163,648      o AMERICAN TOWER SYSTEMS (CLASS A) .......       123,928
    25,400        AMETEK, INC ............................           584
    28,400      o AMKOR TECHNOLOGY, INC ..................           291
     4,300      o AMPHENOL CORP (CLASS A) ................           171
 1,378,517      o ANALOG DEVICES, INC ....................        69,184
    29,675      o ANDREW CORP ............................           562
     7,800      o APPLIED MICRO CIRCUITS CORP ............           642
    12,225      o ARTESYN TECHNOLOGIES, INC ..............           271
     2,000      o ARTISAN COMPONENTS, INC ................            23
    13,900      o ASPECT TELECOMMUNICATIONS CORP .........           136
   433,300      o ATMEL CORP .............................        11,347
       200      o AURA SYSTEMS, INC ......................             0
     3,900        AVX CORP ...............................            95
        21      o AXIOHM TRANSACTION SOLUTIONS, INC ......             0
    13,900      o BROADCOM CORP (CLASS A) ................         2,009
     5,550      o BURR BROWN CORP ........................           203
    10,403        C&D TECHNOLOGIES, INC ..................           319
    30,300      o CELLNET DATA SYSTEMS, INC ..............           273
     1,100      o CHECKPOINT SYSTEMS, INC ................            10
    47,500      o CIENA CORP .............................         1,434
    25,733      o COMMSCOPE, INC .........................           791
    33,211      o COMVERSE TECHNOLOGY, INC ...............         2,507
     5,000        CTS CORP ...............................           350
     4,900      o CYPRESS SEMICONDUCTOR CORP .............            81
     5,000        DALLAS SEMICONDUCTOR CORP ..............           253
     1,600      o DAVOX CORP .............................            19
    19,700      o DIGITAL MICROWAVE CORP .................           251
    23,400      o DII GROUP, INC .........................           873
    12,300      o DSP COMMUNICATIONS, INC ................           355
       300      o EIS INTERNATIONAL, INC .................             1
     5,000      o ELECTRO SCIENTIFIC INDUSTRIES, INC .....           209
     6,900        EMERSON ELECTRIC CO ....................           434
        50      o ENERGY CONVERSION DEVICES, INC .........             0
     9,400      o EXCEL SWITCHING CORP ...................           281
       600      o FIREARMS TRAINING SYSTEMS, INC .........             1
       500        FRANKLIN ELECTRIC CO, INC ..............            33
 3,806,227        GENERAL ELECTRIC CO ....................       430,104
    25,544      o GENERAL INSTRUMENT CORP ................         1,086
     3,400      o GENLYTE GROUP, INC .....................            76
     9,900     xo GEOTEK COMMUNICATIONS, INC .............             0
        50      o GLENAYRE TECHNOLOGIES, INC .............             0
     1,000      o HADCO CORP .............................            40
     3,500        HARMON INDUSTRIES, INC .................            69
     5,100      o HELIX TECHNOLOGY CORP ..................           122
    16,800      o HMT TECHNOLOGY CORP ....................            42
     4,800      o HOLOPHANE CORP .........................           183
     1,100      o HUTCHINSON TECHNOLOGY, INC .............            31
     1,500        INNOVEX, INC ...........................            21
       200      o INTEGRATED SILICON SOLUTION, INC .......             1
 5,768,800        INTEL CORP .............................       343,244
     4,400        INTER-TEL, INC .........................            80
    14,786      o INTERDIGITAL COMMUNICATIONS CORP .......            68
       700      o ITI TECHNOLOGIES, INC ..................            16
     7,100      o ITRON, INC .............................            61
    18,632      o JABIL CIRCUIT, INC .....................           841
        40      o KEMET CORP .............................             1
     9,050      o KOMAG, INC .............................            30
     3,800      o KOPIN CORP .............................            91
     6,400      o L-3 COMMINUCATIONS HOLDINGS, INC .......           309
     6,811      o LATTICE SEMICONDUCTOR CORP .............           424
    12,165      o LEVEL ONE COMMUNICATIONS, INC ..........           595
   128,000        LINEAR TECHNOLOGY CO ...................         8,608
    11,500      o LITTLEFUSE, INC ........................           221
     5,500      o LO-JACK CORP ...........................            46
   379,700      o LSI LOGIC CORP .........................        17,514
        78      o MAGNETEK, INC ..........................             1
    44,600      o MAXIM INTEGRATED PRODUCTS ..............         2,966
    20,300        MAYTAG CO ..............................         1,415
     3,300      o MICREL, INC ............................           244
       100      o MICRO LINEAR CORP ......................             0
    33,170      o MICROCHIP TECHNOLOGY, INC ..............         1,571
    17,200      o MICRON TECHNOLOGY, INC .................           693
    17,200      o MMC NETWORKS, INC ......................           770
     7,632        MOLEX, INC .............................           282
   114,283        MOTOROLA, INC ..........................        10,828
     2,700      o MRV COMMUNICATIONS, INC ................            35
        60      o MYLEX CORP .............................             0
    23,531      o NATIONAL SEMICONDUCTOR CORP ............           596
     9,800      o NATURAL MICROSYSTEMS CORP ..............            94
        40      o NEOMAGIC CORP ..........................             0
   454,000      o NOKIA OYJ ADR ..........................        41,569
     3,800      o OAK INDUSTRIES, INC ....................           166
       200      o OAK TECHNOLOGY, INC ....................             1
     2,475      o OIS OPTICAL IMAGING SYSTEMS, INC .......             0
    13,300      o P-COM, INC .............................            70
    17,150      o PAIRGAIN TECHNOLOGIES, INC .............           197
         4        PARK ELECTROCHEMICAL CORP ..............             0
     1,800      o PARKERVISION, INC ......................            63
     2,500      o PHOTRONICS, INC ........................            61
     9,100      o PLANTRONICS, INC .......................           593
     9,500      o PLEXUS CORP ............................           286
    29,800      o PMC-SIERRA, INC ........................         1,756
    10,300      o POLYCOM, INC ...........................           402
    41,700      o POWERWAVE TECHNOLOGIES, INC ............         1,345


                       See notes to financial statements.                     61

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
    25,900      o PREMISYS COMMUNICATIONS, INC ...........   $       189
     6,900      o QLOGIC CORP ............................           911
    46,950      o QUALCOMM, INC ..........................         6,737
     4,966      o RAMBUS, INC ............................           458
       800      o RAMTRON INTERNATIONAL CORP .............             1
    18,538        RAYCHEM CORP ...........................           686
    14,500      o RAYOVAC CORP ...........................           329
    11,280      o READ RITE CORP .........................            70
        31      o RECOTON CORP ...........................             0
     6,150      o S3, INC ................................            56
    20,954      o SANMINA CORP ...........................         1,590
     8,500      o SAWTEK, INC ............................           390
    18,900      o SCI SYSTEMS, INC .......................           898
    24,900        SCIENTIFIC-ATLANTA, INC ................           896
     3,100      o SCM MICROSYSTEMS, INC ..................           144
    12,000      o SDL, INC ...............................           613
     7,200      o SEMTECH CORP ...........................           375
     9,700      o SENSORMATIC ELECTRONICS CORP ...........           135
     4,300      o SIPEX CORP .............................            88
     6,200      o SLI, INC ...............................           167
     2,900      o SMART MODULAR TECHNOLOGIES, INC ........            50
    93,798      o SOLECTRON CORP .........................         6,255
     8,000      o SPECTRA-PHYSICS LASERS, INC ............            66
    57,700      o SUNBEAM CORP ...........................           458
        20      o SYMMETRICOM, INC .......................             0
     7,000        TECHNITROL, INC ........................           226
     6,100      o TEKELEC ................................            74
        33        TELEFLEX, INC ..........................             1
   168,076      o TELLABS, INC ...........................        11,356
        50      o TELTREND, INC ..........................             1
   566,772        TEXAS INSTRUMENTS, INC .................        82,182
    32,600        THOMAS & BETTS CORP ....................         1,540
    31,900      o UCAR INTERNATIONAL, INC ................           805
    15,780      o UNIPHASE CORP ..........................         2,619
     1,100      o UNITRODE CORP ..........................            32
     8,900      o VICOR CORP .............................           189
        63      o VISHAY INTERTECHNOLOGY, INC ............             1
    29,250      o VITESSE SEMICONDUCTOR CORP .............         1,973
    10,000      o WESTELL TECHNOLOGIES, INC (CLASS A) ....            70
    17,600      o WORLD ACCESS, INC ......................           249
   376,300      o XILINX, INC ............................        21,543
    34,800     xo ZENITH ELECTRONICS CORP ................            14
     2,880      o ZOLTEK COS, INC ........................            23
                                                             -----------
                                                               1,240,990
                                                             -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.07%
     1,800      o AHL SERVICES, INC ......................            45
    19,900      o CATALYTICA, INC ........................           279
       900      o DATA TRANSMISSION NETWORK CORP .........            25
     3,100      o DIAMOND TECHnology PARTNERS, INC
                   (CLASS A) .............................            69
    13,200        DUN & BRADSTREET CORP ..................           468
     2,800      o ENTREMED, INC ..........................            63
    11,200      o F.Y.I., INC ............................           351
     9,600      o FIRST CONSULTING GROUP, INC ............           102
    10,100      o GARTNER GROUP, INC (CLASS A) ...........           207
     8,400      o INCYTE PHARMACEUTICALS, INC ............           222
     1,000      o KENDLE INTERNATIONAL, INC ..............            16
     2,400        LANDAUER, INC ..........................            71
     3,400      o LASON, INC .............................           169
    10,520      o MAXIMUS, INC ...........................           302
       200      o MEDAPHIS CORP ..........................             1
     1,300      o META GROUP, INC ........................            20
    11,700      o METZLER GROUP, INC .....................           323
     1,200      o NFO WORLDWIDE, INC .....................            17
     4,500      o PAREXEL INTERNATIONAL CORP .............          $ 60
     1,718      o PHARMACEUTICAL PRODUCT DEVELOPMENT .....            47
     2,100      o PROBUSINESS SERVICES, INC ..............            75
     2,700      o PROFIT RECOVERY GROUP INTERNATIONAL ....           128
    35,052      o QUINTILES TRANSNATIONAL CORP ...........         1,472
     3,000      o RENAISSANCE WORLDWIDE, INC .............            24
   101,266        SERVICEMASTER CO .......................         1,899
    23,200      o STAFF LEASING, INC .....................           299
     1,000      o SUPERIOR CONSULTANT HOLDINGS CORP ......            25
     4,300        TEJON RANCH CO .........................           109
     6,000      o TETRA TECH, INC ........................            99
     1,500      o WACKENHUT CORRECTIONS CORP .............            30
    14,300      o WHITTMAN HART, INC .....................           454
                                                             -----------
                                                                   7,471
                                                             -----------
 FABRICATED METAL PRODUCTS--0.36%
     1,400      o BWAY CORP ..............................            20
    21,473        CHART INDUSTRIES, INC ..................           169
    39,700        CRANE CO ...............................         1,248
    19,883        CROWN CORK & SEAL CO, INC ..............           567
   775,606        GILLETTE CO ............................        31,800
       700      o GULF ISLAND FABRICATION, INC ...........             8
     1,200        HARSCO CORP ............................            38
     3,700      o LADISH CO, INC .........................            29
    73,916        MASCO CORP .............................         2,134
    13,500      o METALS U.S.A., INC .....................           172
        20      o NCI BUILDING SYSTEMS, INC ..............             0
     2,300      o ROHN INDUSTRIES, INC ...................             3
        18      o SHAW GROUP, INC ........................             0
     6,685      o SIMPSON MANUFACTURING CO, INC ..........           318
       900      o SPS TECHNOLOGIES, INC ..................            34
     8,900        STANLEY WORKS CO .......................           286
       800        STRUM, RUGER & CO, INC .................             9
     8,845      o TOWER AUTOMOTIVE, INC ..................           225
     1,400        VALMONT INDUSTRIES .....................            24
     3,800      o WYMAN-GORDON CO ........................            73
                                                            ------------
                                                                  37,157
                                                            ------------
 FOOD AND KINDRED PRODUCTS--2.41%
    10,200      o AGRIBIOTECH, INC .......................            62
     6,300      o AGRIBRANDS INTERNATIONAL, INC ..........           249
     1,100      o AMERICAN ITALIAN PASTA CO (CLASS A) ....            33
    25,268        ANHEUSER BUSCH COS, INC ................         1,792
     2,800      o BERINGER WINE ESTATES HOLDINGS, INC
                   (CLASS B) .............................           117
   102,945        BESTFOODS, INC .........................         5,096
    11,000      o BOSTON BEER CO, INC (CLASS A) ..........            89
        38        BROWN FORMAN, INC (CLASS B) ............             2
    74,256        CAMPBELL SOUP CO .......................         3,444
 1,421,808        COCA COLA CO ...........................        88,863
   127,558        COCA COLA ENTERPRISES, INC .............         3,795
   156,283        CONAGRA, INC ...........................         4,161
    19,200        DEAN FOODS CO ..........................           798
    32,761        DOLE FOOD, INC .........................           962
     2,400        DREYERS GRAND ICE CREAM, INC ...........            36
    18,556        EARTHGRAINS CO .........................           479
    52,100        FLOWERS INDUSTRIES, INC ................         1,130
    36,852        GENERAL MILLS, INC .....................         2,962
     3,700      o HAIN FOOD GROUP, INC ...................            76
    61,967        HEINZ (H.J.) CO ........................         3,106
    13,500        HERSHEY FOODS CORP .....................           802
    41,562      o INTERNATIONAL HOME FOODS, INC ..........           766
    24,859        INTERSTATE BAKERIES CORP ...............           558
 2,545,991      o KEEBLER FOODS CO .......................        77,334
    29,103        KELLOGG CO .............................           960
    22,750        LANCASTER COLONY CORP ..................           785



62                     See notes to financial statements.

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

 FOOD AND KINDRED PRODUCTS--(CONTINUED)
    19,300        LANCE, INC ............................   $        302
     8,000        MCCORMICK & CO, INC (NON-VOTE) ........            253
        50        NABISCO GROUP HOLDINGS ................              1
     1,000      o PENFORD CORP ..........................             16
   646,954        PEPSICO, INC ..........................         25,029
     4,800        PILGRIMS PRIDE CORP (CLASS B) .........            144
    47,441        QUAKER OATS CO ........................          3,149
   122,512        RALSTON PURINA CO .....................          3,729
     3,300        RIVIANA FOODS, INC ....................             62
   385,862        SARA LEE CORP .........................          8,754
    23,900      o SMITHFIELD FOODS, INC .................            799
    18,500o       SUIZA FOODS CORP ......................            775
    12,730        TCBY ENTERPRISES, INC .................             77
    22,277        TOOTSIE ROLL INDUSTRIES, INC ..........            860
    58,150        TYSON FOODS, INC ......................          1,308
     6,810      o VLASIC FOODS INTERNATIONAL, INC .......             50
     6,300      o WHITMAN CORP ..........................            113
    19,585        WRIGLEY (WM) JR CO ....................          1,763
                                                            ------------
                                                                 245,641
                                                            ------------
 FOOD STORES--1.12%
    18,000      o 7-ELEVEN, INC .........................             40
     6,400        ALBERTSONS, INC .......................            330
    62,480        FOOD LION, INC (CLASS B) ..............            722
    16,928      o GENERAL NUTRITION COS, INC ............            395
        16        HANNAFORD BROTHERS, INC ...............              1
   186,680      o KROGER CO .............................          5,215
 2,119,338      o SAFEWAY, INC ..........................        104,907
    65,200      o STARBUCKS CORP ........................          2,449
     5,600      o WHOLE FOODS MARKET, INC ...............            269
    10,800      o WILD OATS MARKETS, INC ................            328
                                                            ------------
                                                                 114,656
                                                            ------------
 FURNITURE AND FIXTURES--0.07%
    11,400        ETHAN ALLEN INTERIORS, INC ............            430
    33,590      o FURNITURE BRANDS INTERNATIONAL, INC ...            936
    31,800        HON INDUSTRIES, INC ...................            928
    12,067      o KNOLL, INC ............................            321
     9,100      o LEAR CORP .............................            453
    36,500        LEGGETT & PLATT, INC ..................          1,015
    32,700        MILLER (HERMAN), INC ..................            687
    49,400        NEWELL RUBBERMAID, INC ................          2,297
     3,100        VIRCO MANUFACTURING ...................             50
                                                            ------------
                                                                   7,117
                                                            ------------
 FURNITURE AND HO MEFURNISHINGS STORES--0.20%
    55,720      o BED BATH & BEYOND, INC ................          2,145
    39,000      o BEST BUY, INC .........................          2,633
     7,477      o CDNOW, INC ............................            132
     9,200        CIRCUIT CITY STORES-CIRCUIT CITY GROUP             856
    16,400      o COMPUSA, INC ..........................            122
     4,800      o GUITAR CENTER, INC ....................             50
    14,000      o LINENS N THINGS, INC ..................            613
     1,500      o MAXIM GROUP, INC ......................             13
    18,717      o MUSICLAND STORES CORP .................            166
    47,345        PIER 1 IMPORTS, INC ...................            533
   253,016        TANDY CORP ............................         12,366
    31,000      o TRANS WORLD ENTERTAINMENT CORP ........            349
    12,417      o WILLIAMS-SONOMA, INC ..................            432
                                                             -----------
                                                                  20,410
                                                             -----------
 GENERAL BUILDING  CONTRACTORS--0.01%
     1,100      o CROSSMAN COMMUNITIES, INC .............             32
     3,900      o HILLENBRAND INDUSTRIES, INC ...........            169
     1,543        HORTON (D.R.), INC ....................             26
    14,353        LENNAR CORP ...........................            344
     5,118      o NVR, INC ..............................            267
    13,798        STANDARD-PACIFIC CORP .................            179
                                                            ------------
                                                                   1,017
                                                            ------------
 GENERAL MERCHANDISE STORES--0.94%
     1,500      o 99 CENTS ONLY STORES ..................             75
    23,100      o BJS WHOLESALE CLUB, INC ...............            694
    34,541        CASEYS GENERAL STORES, INC ............            518
    33,300      o CONSOLIDATED STORES CORP ..............            899
     5,500      o COST PLUS, INC ........................            250
    86,800      o COSTCO COS, INC .......................          6,949
   175,155        DAYTON HUDSON CORP ....................         11,385
   109,025        DOLLAR GENERAL CORP ...................          3,162
    30,350      o DOLLAR TREE STORES, INC ...............          1,335
    39,800        FAMILY DOLLAR STORES, INC .............            955
        12      o FEDERATED DEPARTMENT STORES, INC ......              1
        50        HARCOURT GENERAL, INC .................              3
    66,851      o KOHLS CORP ............................          5,160
     2,232      o NEIMAN-MARCUS GROUP, INC ..............             57
        69        PENNEY, (J.C.) CO, INC ................              3
    22,157      o SAKS, INC .............................            640
    39,100        SEARS ROEBUCK & CO ....................          1,742
    10,000      o VENATOR GROUP, INC ....................            104
 1,287,120        WAL-MART STORES, INC ..................         62,104
                                                            ------------
                                                                  96,036
                                                            ------------
 HEALTH SERVICES--0.48%
     3,500      o ADVANCE PARADIGM, INC .................            214
    70,720      o AMERICAN HOMEPATIENT, INC .............            111
    53,500      o BEVERLY ENTERPRISES, INC ..............            431
    15,023      o CAREMATRIX CORP .......................            187
     3,400      o CENTENNIAL HEALTHCARE CORP ............             18
        91        COLUMBIA/HCA HEALTHCARE CORP ..........              2
    11,600      o CONCENTRA MANAGED CARE, INC ...........            172
    30,263      o COVANCE, INC ..........................            724
     6,600      o COVENTRY HEALTH CARE, INC .............             72
     6,700      o ENZO BIOCHEMICAL, INC .................             66
    36,100      o EXPRESS SCRIPTS, INC ..................          2,173
     2,475     xo FPA MEDICAL MANAGEMENT, INC ...........              0
        76      o GENESIS HEALTH VENTURES, INC ..........              0
     7,500      o HCR MANOR CARE ........................            181
 3,112,400      o HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) (NEW) .......................         35,015
     5,000      o HEALTHPLAN SERVICES CORP ..............             34
   227,073      o HEALTHSOUTH CORP ......................          3,392
    18,400        HOOPER HOLMES, INC ....................            375
     1,300      o IMPATH, INC ...........................             35
     4,000      o INNOVATIVE CLINICAL SOLUTION ..........              6
         4      o LABORATORY CORP OF AMERICA HOLDINGS ...              0
     2,560      o LABORATORY CORP OF AMerica HOLDINGS
                   WTS 04/28/00 .........................              0
        53      o LCA-VISION, INC .......................              0
     7,504      o LIFEPOINT HOSPITALS, INC ..............            101
    27,580      o LINCARE HOLDINGS, INC .................            690
    17,200      o MAGELLAN HEALTH SERVICES, INC .........            172
    29,447      o MARINER POST-ACUTE NETWORK, INC .......             12
    62,806      o MEDPARTNERS, INC ......................            475
     3,100      o NATIONAL HEALTHCARE CORP ..............             25
    13,500      o NOVACARE, INC .........................             20
     5,100      o ORTHODONTIC CENTERS OF AMERICA, INC ...             72
     6,276      o PEDIATRIX MEDICAL GROUP, INC ..........            133
    43,050      o PHYCOR, INC ...........................            319
     1,639      o PHYSICIANS RESOURCE GROUP, INC ........              2



                       See notes to financial statements.                     63

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

HEALTH SERVICES--0.48%
     7,900      o PROVINCE HEALTHCARE CO ................     $      154
    49,390      o QUORUM HEALTH GROUP, INC ..............            620
    11,650      o RENAL CARE GROUP, INC .................            301
       100      o SUN HEALTHCARE GROUP, INC .............              0
    54,600      o TENET HEALTHCARE CORP .................          1,014
    29,900      o TOTAL RENAL CARE HOLDINGS, INC ........            465
    14,904      o TRIAD HOSPITALS, INC ..................            201
     6,900      o UNITED PAYORS & UNITED PROVIDERS, INC .            160
    11,000      o UNIVERSAL HEALTH SERVICES, INC ........            525
    11,236      o US ONCOLOGY, INC ......................            135
       242      o VENCOR, INC ...........................              0
                                                              ----------
                                                                  48,804
                                                              ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
     9,000      o DYCOM INDUSTRIES, INC .................            504
        11        FLUOR CORP ............................              0
     9,600      o INSITUFORM TECHNOLOGIES, INC (CLASS A)             208
     2,750      o MASTEC, INC ...........................             78
                                                              ----------
                                                                     790
                                                              ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.04%
       800      o ALEXANDERS, INC .......................             59
        60        APARTMENT INVESTMENT &
                   MANAGEMENT CO ........................              3
    25,200        BOSTON PROPERTIES, INC ................            904
     4,000        CAPITAL AUTOMOTIVE REIT ...............             53
       400        CHARLES E. SMITH RESIDENTIAL REALTY ...             14
        99        CORNERSTONE PROPERTIES, INC ...........              2
     8,566        COUSINS PROPERTIES, INC ...............            290
        16        FEDERAL REALTY INVESTMENT TRUST .......              0
    17,099        FELCOR LODGING TRUST, INC .............            355
    15,300        GENERAL GROWTH PROPERTIES, INC ........            543
     2,100        GETTY REALTY HOLDINGS CORP ............             30
        54        GREAT LAKES REIT, INC .................              1
     1,100        HEALTH CARE PROPERTY INVESTORS, INC ...             32
     6,000        IMPERIAL CREDIT COMMERCIAL
                  MORTGAGE INVESTMENT CORP ..............             65
       300      o LASALLE HOTEL PROPERTIES ..............              5
     2,400      o LASER Mortgage MANAGEMENT, INC ........              8
    18,900        MEDITRUST CORP ........................            247
    24,245        MERISTAR HOSPITALITY CORP .............            544
        13        POST PROPERTIES, INC ..................              1
        78        RECKSON ASSOCIATES REALTY CORP ........              2
        64        SIMON PROPERTY GROUP, INC .............              2
     3,700        STARWOOD FINANCIAL TRUST ..............            229
    11,700        TOWN & COUNTRY TRUST ..................            209
     6,427        WASHINGTON REAL ESTATE
                   INVESTMENT TRUST .....................            109
    16,297        WEINGARTEN REALTY INVESTORS, INC ......            680
                                                               ---------
                                                                   4,387
                                                               ---------
 HOTELS AND OTHER LODGING PLACES--0.11%
   379,350      o CENDANT CORP ..........................          7,777
     7,678      o CHOICE HOTELS INTERNATIONAL, INC ......            152
    40,400      o EXTENDED STAY AMERICA, INC ............            485
     3,900        HILTON HOTELS CORP ....................             55
         2      o INTERSTATE HOTELS CORP ................              0
    30,600      o LODGIAN, INC ..........................            201
     2,000      o MANDALAY RESORT GROUP .................             42
     9,157      o MGM GRAND, INC ........................            449
    63,100      o PARK PLACE ENTERTAINMENT ..............            611
    35,300      o PRIME HOSPITALITY CORP ................            424
    25,120      o PROMUS HOTEL CORP .....................            779
        75      o RED ROOF INNS, INC ....................              1
       136      o SUNBURST HOSPITALITY CORP .............              1
     1,800      o SUNTERRA CORP .........................             25
     2,500      o TRENDWEST RESORTS, INC ................             56
        62      o WYNDHAM INTERNATIONAL, INC ............              0
                                                              ----------
                                                                  11,058
                                                              ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--13.48%
   100,127      o 3COM CORP .............................          2,672
     4,400      o 3DFX INTERACTIVE, INC .................             69
    22,400      o ADAPTEC, INC ..........................            791
        30        ALLIED PRODUCTS CORP ..................              0
    43,390      o AMERICAN STANDARD COS, INC ............          2,083
     5,700      o APEX PC SOLUTIONS, INC ................            117
   171,400      o APPLIED MATERIALS, INC ................         12,662
     4,600        APPLIED POWER, INC (CLASS A) ..........            126
       800      o ASTEC INDUSTRIES, INC .................             33
     3,000      o ATMI, INC .............................             89
    61,002        BAKER HUGHES, INC .....................          2,044
     5,264      o BELL & HOWELL CO ......................            199
     1,000        BLACK & DECKER CORP ...................             63
     6,740      o BLACK BOX CORP ........................            338
    13,400      o C-CUBE MICROSYSTEMS, INC ..............            425
    27,900      o CABLETRON SYSTEMS, INC ................            363
    10,753      o CENTENNIAL TECHNOLOGIES, INC ..........              9
 4,841,015      o CISCO SYSTEMS, INC ....................        311,338
     8,165      o COLTEC INDUSTRIES, INC ................            177
     2,400        COLUMBUS MCKINNON CORP ................             58
 2,520,196        COMPAQ COMPUTER CORP ..................         59,697
    14,615      o COOPER CAMERON CORP ...................            542
     3,300      o CUNO, INC .............................             63
     9,000      o CYLINK CORP ...........................             34
 3,318,212      o DELL COMPUTER CORP ....................        122,774
     1,100      o DIALOGIC CORP .........................             48
    18,682        DIEBOLD, INC ..........................            537
     7,700      o DIGI INTERNATIONAL, INC ...............             80
     3,857        DONALDSON CO, INC .....................             94
     7,900        DOVER CORP ............................            277
       200      o DRIL-QUIP, INC ........................              5
       300      o ELECTROGLAS, INC ......................              6
 2,817,906      o EMC CORP ..............................        154,985
       300      o ETEC SYSTEMS, INC .....................             10
     3,164        FLOWSERVE CORP ........................             60
     3,000      o FSI INTERNATIONAL, INC ................             25
     9,900      o GARDNER DENVER, INC ...................            160
    34,900      o GATEWAY, INC ..........................          2,059
       700        GENERAL BINDING CORP ..................             16
    11,773        GRACO, INC ............................            346
   626,226        HEWLETT-PACKARD CO ....................         62,936
    52,300        HUSSMANN INTERNATIONAL, INC ...........            866
     8,700      o HYPERCOM CORP .........................             83
   115,486        INTERNATIONAL BUSINESS MACHINES CORP ..         14,927
        92      o IOMEGA CORP ...........................              0
    23,476        JLG INDUSTRIES, INC ...................            478
       800        KAYDON CORP ...........................             27
        52        KENNAMETAL, INC .......................              2
    10,000      o KRONOS, INC ...........................            455
       500      o KULICHE & SOFFA INDUSTRIES, INC .......             13
     7,400      o LAM RESEARCH CORP .....................            345
    63,402      o LEXMARK INTERNATIONAL GROUP (CLASS A) .          4,188
     2,300        LINDSAY MANUFACTURING CO ..............             40
     8,472        MANITOWOC, INC ........................            353
     2,700      o MICRON ELECTRONICS, INC ...............             27
     7,600      o MICROS SYSTEMS, INC ...................            258
     9,700      o MTI TECHNOLOGY CORP ...................            127
     2,800        NACCO INDUSTRIES, INC (CLASS A) .......            206
    10,000      o NATIONAL INSTRUMENTS CORP .............            404


64                     See notes to financial statements.

                                                                VALUE
  SHARES                                                         (00)
  ---------                                                     ------

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       400        NORDSON CORP ..........................     $       25
    12,554      o NOVELLUS SYSTEMS, INC .................            857
    13,500      o PENTAIR, INC ..........................            618
    93,503        PITNEY BOWES, INC .....................          6,008
     4,700      o PRESSTEK, INC .........................             34
     4,800      o PRI AUTOMATION, INC ...................            174
    44,300      o QUANTUM CORP ..........................          1,069
        53        ROBBINS & MYERS, INC ..................              1
    16,445        ROPER INDUSTRIES, INC .................            526
     8,000      o SANDISK CORP ..........................            360
     5,300        SAUER, INC ............................             57
    86,679      o SEAGATE TECHNOLOGY, INC ...............          2,221
     8,600      o SECURITY DYNAMICS TECHNOLOGIES, INC ...            183
     2,500      o SEQUENT COMPUTER SYSTEMS, INC .........             44
     4,900      o SILICON VALLEY GROUP, INC .............             82
    19,500      o SMITH INTERNATIONAL, INC ..............            847
     3,100      o SPECIALTY EQUIPMENT COS, INC ..........             91
     2,300      o SPEEDFAM-IPEC, INC ....................             37
     4,100      o SPLASH TECHNOLOGY HOLDINGS, INC .......             29
     2,500        STANDEX INTERNATIONAL CORP ............             68
    28,500      o STORAGE TECHNOLOGY CORP ...............            648
    39,498        SYMBOL TECHNOLOGIES, INC ..............          1,456
     1,500      o TELXON CORP ...........................             12
     9,800        TENNANT CO ............................            314
    10,900      o TEREX CORP ............................            332
     5,900      o THERMO FIBERTEK, INC ..................             42
 5,549,700        TYCO INTERNATIONAL LTD ................        525,834
     9,000      o ULTRATECH STEPPER, INC ................            136
 1,844,650      o UNISYS CORP ...........................         71,826
    28,200      o VARCO INTERNATIONAL, INC ..............            308
     8,600      o VISUAL NETWORKS, INC ..................            275
    21,200      o WESTERN DIGITAL CORP ..................            138
    15,400      o XIRCOM, INC ...........................            463
        30        YORK INTERNATIONAL CORP ...............              1
     9,100      o ZEBRA TECHNOLOGY CORP .................            350
       270     #o ZEBRA TECHNOLOGY CORP (CLASS B) .......             10
                                                              ----------
                                                               1,376,685
                                                              ----------
 INSTRUMENTS AND RELATED PRODUCTS--2.48%
     3,500      o ACUSON CORP ...........................             60
     9,300      o ADAC LABORATORIES, INC ................             67
     4,200      o AFFYMETRIX, INC .......................            207
    22,500      o ALARIS MEDICAL, INC ...................             76
     7,700      o ANACOMP, INC ..........................            131
     6,540        ARROW INTERNATIONAL, INC ..............            169
    11,750      o AVID TECHNOLOGIES, INC ................            189
       700      o BACOU U.S.A., INC .....................             12
    96,824        BAXTER INTERNATIONAL, INC .............          5,870
       200      o BAXTER INTERNATIONAL, INC RTS .........              0
    21,000        BECKMAN COULTER, INC ..................          1,021
   109,484        BECTON DICKINSON & CO .................          3,285
    32,800      o BIOMET, INC ...........................          1,304
   146,000      o BOSTON SCIENTIFIC CORP ................          6,415
       400      o CHYRON CORP ...........................              1
     2,000      o CLOSURE MEDICAL CORP ..................             60
        20      o CNS, INC ..............................              0
    14,000      o COGNEX CORP ...........................            442
     4,400      o COLE NATIONAL CORP (CLASS A) ..........             35
     3,600        COOPER COS, INC .......................             90
       297     xo CPX CORP ..............................              0
     5,900      o CREDENCE SYSTEMS CORP .................            219
    12,700      o CYMER, INC ............................            318
     7,400      o CYTYC CORP ............................            144
    47,600        DENTSPLY INTERNATIONAL, INC ...........          1,374
     5,800      o DIONEX CORP ...........................            235
        42      o DYNATECH CORP .........................              0
    24,200        EASTMAN KODAK CO ......................          1,640
     4,150      o FOSSIL, INC ...........................            201
        10        FRESENIUS MEDICAL CARE AG. ADR ........              0
    10,322      o GENRAD, INC ...........................            215
     2,935      o GENZYME SURGICAL PRODUCTS .............             13
   449,838      o GUIDANT CORP ..........................         23,139
     4,800      o HANGER ORTHOPEDIC GROUP, INC ..........             68
    26,000        HONEYWELL, INC ........................          3,013
    10,500      o INPUT/OUTPUT, INC .....................             79
    23,100      o KLA-TENCOR CORP .......................          1,499
     1,600      o LIFECORE BIOMEDICAL, INC ..............             18
   873,863        MEDTRONIC, INC ........................         68,052
     2,100        MENTOR CORP ...........................             39
    35,309      o METTLER-TOLEDO INTERNATIONAL, INC .....            876
    15,800        MILLIPORE CORP ........................            641
     3,900      o MINIMED, INC ..........................            300
     2,000        MOVADO GROUP, INC .....................             52
     1,400        MTS SYSTEMS CORP ......................             17
     8,400      o NOVOSTE CORP ..........................            176
    19,300      o OCULAR SCIENCES, INC ..................            335
     8,942      o OEC MEDICAL SYSTEMS, INC ..............            219
     2,800      o PANAVISION, INC (NEW) .................             19
    13,300      o PE CORP-CELERA GENOMICS GROUP .........            215
    17,000        PE CORP-PE BIOSYSTEMS GROUP ...........          1,951
     1,560      o PERCLOSE, INC .........................             75
     8,800      o PINNACLE SYSTEMS, INC .................            296
     9,400      o RESMED, INC ...........................            312
     4,300      o RESPIRONICS, INC ......................             65
        50      o ROBOTIC VISION SYSTEMS, INC ...........              0
     3,200      o SCOTT TECHNOLOGIES, INC ...............             62
    11,200      o SEPRACOR, INC .........................            910
        83      o SONOSITE, INC .........................              1
    32,151      o ST. JUDE MEDICAL, INC .................          1,145
    28,200      o STERIS CORP ...........................            546
    24,389      o STRYKER CORP ..........................          1,466
    54,200      o SYBRON INTERNATIONAL CORP .............          1,494
     3,000      o TAVA TECHNOLOGIES, INC ................             23
     6,878        TEKTRONIX, INC ........................            208
    13,700      o TERADYNE, INC .........................            983
       200      o THERMO BIOANALYSIS CORP ...............              3
       100      o THERMO CARDIOSYSTEMS, INC .............              1
     7,500      o THERMO ELECTRON CORP ..................            150
    11,000      o THERMO INSTRUMENT SYSTEMS, INC ........            186
     1,000      o THERMO OPTEK CORP .....................             10
    17,200      o TRIMBLE NAVIGATION LTD ................            221
       300      o UROMED CORP ...........................              0
     1,700      o VEECO INSTRUMENTS, INC ................             58
     3,900      o VENTANA MEDICAL SYSTEMS, INC ..........             75
    39,500      o VISX, INC .............................          3,128
     3,100        VITAL SIGNS, INC ......................             62
     2,600      o VIVUS, INC ............................              7
    21,800      o WATERS CORP ...........................          1,158
     8,900      o WESLEY JESSEN VISIONCARE, INC .........            288
     2,000      o X RITE, INC                                         13
 1,955,134        XEROX CORP ............................        115,475
     1,000      o XOMED SURGICAL PRODUCTS, INC ..........             49
                                                              ----------
                                                                 252,971
                                                              ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.01%
     1,900      o BLANCH (E.W.) HOLDINGS, INC ...........            130
     4,100        BROWN & BROWN, INC ....................            156
    23,804        CRAWFORD & CO (CLASS B) ...............            387
     9,000      o FIRST HEALTH GROUP CORP ...............            194



                       See notes to financial statements.                     65

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------

 INSURANCE AGENTS, BROKERS AND SERVICE--(CONTINUED)
     3,500        GALLAGHER (ARTHUR J.) & CO ............     $      173
       600        HILB, ROGAL & HAMILTON CO .............             13
        68        MARSH & MCLENNAN COS, INC .............              5
                                                              ----------
                                                                   1,058
                                                              ----------
 INSURANCE CARRIERS--1.15%
    28,274        AFLAC, INC ............................          1,354
   116,073        AMERICAN INTERNATIONAL GROUP, INC .....         13,588
    20,550        AON CORP ..............................            848
 1,805,097        CITIGROUP, INC ........................         85,742
    57,300        CONSECO, INC ..........................          1,744
    16,100        EQUITABLE COS, INC ....................          1,079
     1,100        EVEREST REINSURANCE HOLDINGS, INC .....             36
     1,200        EXECUTIVE RISK, INC ...................            102
     1,000        FIDELITY NATIONAL FINANCIAL, INC ......             21
    25,240        FIRST AMERICAN FINANCIAL CORP .........            451
    10,800      o FOUNDATION HEALTH SYSTEMS
                   (CLASS A) ............................            162
     1,200      o FPIC INSURANCE GROUP, INC .............             58
       400        HARTFORD LIFE, INC (CLASS A) ..........             21
       300        HCC INSURANCE HOLDINGS, INC ...........              7
        50      o HIGHLANDS INSURANCE GROUP, INC ........              1
    18,100      o HUMANA, INC ...........................            234
        83        MBIA, INC .............................              5
    71,982        MGIC INVESTMENT CORP ..................          3,500
    49,030      o OXFORD HEALTH PLANS, INC ..............            763
    10,388      o PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A) ............................            747
     1,100        PMA CAPITAL CORP (CLASS A) ............             23
        94        PMI GROUP, INC ........................              6
    12,300        PROGRESSIVE CORP ......................          1,784
        20        PROTECTIVE LIFE CORP ..................              1
    11,639        RADIAN GROUP, INC .....................            568
     3,668        REINSURANCE GROUP OF AMERICA, INC .....            129
        25        SCPIE HOLDINGS, INC ...................              1
     9,300      o TRIAD GUARANTY, INC ...................            167
     1,000      o UICI ..................................             28
    52,200        UNITED HEALTHCARE CORP ................          3,269
     5,800      o WELLPOINT HEALTH NETWORKS, INC ........            492
                                                              ----------
                                                                 116,931
                                                              ----------
 LEATHER AND LEATHER PRODUCTS--0.01%
     8,585      o SAMSONITE CORP ........................             43
     6,500        STRIDE RITE CORP ......................             67
     5,300      o TIMBERLAND CO .........................            361
     2,700        WOLVERINE WORLD WIDE, INC .............             38
                                                              ----------
                                                                     509
                                                              ----------
 LEGAL SERVICES--0.00%
     5,300      o PREPAID LEGAL SERVICES, INC ...........            144
                                                              ----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.00%
     4,300      o COACH U.S.A., INC .....................            180
     1,000      o RURAL/METRO CORP ......................             10
                                                              ----------
                                                                     190
                                                              ----------
 LUMBER AND WOOD PRODUCTS--0.01%
       600      o AMERICAN HOMESTAR CORP ................              4
    53,700      o CHAMPION ENTERPRISES, INC .............          1,000
    20,260        CLAYTON HOMES, INC ....................            232
     1,500      o OAKWOOD HOMES CORP ....................             20
     6,500      o PALM HARBOR HOMES, INC ................            163
                                                              ----------
                                                                   1,419
                                                              ----------
 METAL MINING--0.02%
    37,200      o BATTLE MOUNTAIN GOLD CO ...............             91
    53,104      o FREEPORT-MCMORAN COPPER &
                   GOLD, INC (CLASS A) ..................            889
    34,250      o FREEPORT-MCMORAN COPPER &
                   GOLD, INC (CLASS B) ..................            614
        90        NEWMONT MINING CORP ...................              2
     6,950      o PLACER DOME, INC ......................             82
     8,100      o STILLWATER MINING CO ..................            265
                                                              ----------
                                                                   1,943
                                                              ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.14%
    20,860      o BLYTH INDUSTRIES, INC .................            717
    10,500        BRADY CORP (CLASS A) ..................            341
     3,500        CALLAWAY GOLF CO ......................             51
     9,900      o HEXCEL CORP ...........................            100
    18,800        INTERNATIONAL GAME TECHNOLOGY CO ......            348
    41,181        JOSTENS, INC ..........................            867
        98      o LYDALL, INC ...........................              1
       368      o MARVEL ENTERPRISES WTS 10/02/02 .......              0
       623      o MARVEL ENTERPRISES WTS 10/02/02
                   (CLASS C) ............................              0
   170,973        MATTEL, INC ...........................          4,520
    81,164        MINNESOTA MINING &
                   MANUFACTURING CO .....................          7,056
     2,900        ONEIDA LTD ............................             82
     4,486      o STEINWAY MUSICAL INSTRUMENTS, INC .....            119
        56      o WMS INDUSTRIES, INC ...................              1
                                                              ----------
                                                                  14,203
                                                              ----------
 MISCELLANEOUS RETAIL--0.43%
    41,846      o AMAZON.COM, INC .......................          5,236
    25,100      o BARNES & NOBLE, INC ...................            687
     4,900      o BARNETT, INC ..........................             37
    19,900      o BORDERS GROUP, INC ....................            315
    11,060      o CDW COMPUTER CENTERS, INC .............            487
     2,400      o COLDWATER CREEK, INC ..................             47
     7,070      o CORPORATE EXPRESS, INC ................             49
   193,639        CVS CORP ..............................          9,827
     1,600      o DUANE READE, INC ......................             49
     5,900      o GARDEN RIDGE CORP .....................             28
     2,300      o GENESIS DIRECT, INC ...................              4
    44,000      o HANOVER DIRECT, INC ...................            124
    12,209      o INSIGHT ENTERPRISES, INC ..............            302
     3,800     xo JUMBOSPORTS, INC ......................              0
     1,500      o LANDS END, INC ........................             73
    18,300      o MICHAELS STORES, INC ..................            560
     1,300      o NCS HEALTHCARE, INC (CLASS A) .........              7
   129,181      o OFFICE DEPOT, INC .....................          2,850
    17,000      o OFFICEMAX, INC ........................            204
    23,600        OMNICARE, INC .........................            298
    11,300      o PETCO ANIMAL SUPPLIES, INC ............            178
    33,340      o PETSMART, INC .........................            342
    17,100      o RITE AID CORP .........................            421
    17,500      o SCHEIN (HENRY), INC ...................            555
   211,665      o STAPLES, INC ..........................          6,548
     8,950      o SUNGLASS HUT INTERNATIONAL, INC .......            154
    26,485      o SYSTEMAX, INC .........................            328
     9,800        TIFFANY & CO ..........................            946
        85      o TOYS R US, INC ........................              2
    10,658      o U.S. OFFICE PRODUCTS CO ...............             57
   451,030        WALGREEN CO ...........................         13,249
        30      o ZALE CORP .............................              1
                                                              ----------
                                                                  43,965
                                                              ----------



66                     See notes to financial statements.

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 MOTION PICTURES--0.46%
   927,847      o DISNEY (WALT) CO ......................       $ 28,589
    12,000      o HOLLYWOOD ENTERTAINMENT CORP ..........            235
    41,800      o METROMEDIA INTERNATIONAL GROUP, INC ...            314
     6,600      o PIXAR, INC ............................            285
   244,933        TIME WARNER, INC ......................         18,003
                                                              ----------
                                                                  47,426
                                                              ----------
 NONDEPOSITORY INSTITUTIONS--1.39%
     7,900      o AAMES FINANCIAL CORP ..................             10
        75        ADVANTA CORP (CLASS A) ................              1
   169,146        AMERICAN EXPRESS CO ...................         22,010
    14,900      o AMERICREDIT CORP ......................            238
     1,000      o AMRESCO, INC ..........................              6
 1,603,668        ASSOCIATES FIRST CAPITAL CORP .........         71,063
    83,308        CAPITAL ONE FINANCIAL CORP ............          4,639
     6,400        CHARTER MUNICIPAL MORTGAGE
                   ACCEPTANCE ...........................             82
    11,400     xo CITYSCAPE FINANCIAL CORP ..............              0
    19,433      o CONTIFINANCIAL CORP ...................             69
     6,282        COUNTRYWIDE CREDIT INDUSTRIES, INC ....            269
     1,800        DORAL FINANCIAL CORP ..................             31
       500      o FEDERAL AGRICULTURE MORTGAGE CORP .....             34
   258,597        FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION ..........................         17,682
       900      o FINANCIAL FEDERAL CORP ................             20
     1,500        FINOVA GROUP, INC .....................             79
     3,700      o FIRST SIERRA FINANCIAL, INC ...........             93
   324,652        FREDDIE MAC ...........................         18,830
     2,600      o HEALTHCARE FINANCIAL PARTNERS, INC ....             89
    56,881        HOUSEHOLD INTERNATIONAL, INC ..........          2,695
       600      o IMC MORTGAGE CO .......................              0
       100      o IMPERIAL CREDIT INDUSTRIES, INC .......              1
     2,000      o LONG BEACH FINANCIAL CORP .............             29
     3,600        MEDALLION FINANCIAL CORP ..............             69
    31,400        METRIS COS, INC .......................          1,280
     2,200        RESOURCE AMERICA, INC (CLASS A) .......             32
    54,284        SLM HOLDINGS CORP .....................          2,487
     1,881     xo SOUTHERN PACIFIC FUNDING CORP .........              0
    13,200      o UNICAPITAL CORP .......................             83
       100     xo UNITED COS FINANCIAL CORP .............              0
                                                              ----------
                                                                 141,921
                                                              ----------
 OIL AND GAS EXTRACTION--0.22%
    26,900        ANADARKO PETROLEUM CORP ...............            990
        79        APACHE CORP ...........................              3
     2,883      o ATWOOD OCEANICS, INC ..................             90
        22      o BELCO OIL & GAS CORP ..................              0
     4,800        BERRY PETROLEUM CO (CLASS A) ..........             67
     7,600      o BJ SERVICES CO ........................            224
    11,300      o BROWN (TOM), INC ......................            176
     1,400      o CAL DIVE INTERNATIONAL, INC ...........             42
       500      o COHO ENERGY, INC ......................              0
    13,500      o COMSTOCK RESOURCES, INC ...............             45
    13,100        CROSS TIMBERS OIL CO ..................            195
    43,859        DIAMOND OFFSHORE DRILLING, INC ........          1,244
    37,133      o EEX CORP ..............................            258
     6,651        ENRON OIL & GAS CO ....................            135
   103,739        ENSCO INTERNATIONAL, INC ..............          2,068
     5,300      o FRIEDE GOLDMAN INTERNATIONAL, INC .....             74
    24,714      o GLOBAL INDUSTRIES LTD .................            317
    91,500      o GLOBAL MARINE, INC ....................          1,413
   211,800      o GREY WOLF, INC ........................            530
   128,948        HALLIBURTON CO ........................          5,835
     3,500      o HANOVER COMPRESSOR CO .................            112
     6,600      o HARKEN ENERGY CORP ....................             11
    17,213        KCS ENERGY, INC .......................             11
    39,800        KERR-MCGEE CORP .......................          1,997
    51,900      o KEY ENERGY SERVICES, INC ..............            185
    15,700      o MARINE DRILLING CO, INC ...............            215
        71      o MCMORAN EXPLORATION CO ................              2
     5,191        MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS A) .......................            100
    14,300      o NABORS INDUSTRIES, INC ................            349
     1,200      o NEWFIELD EXPLORATION CO ...............             34
     7,800        NOBLE AFFILIATES, INC .................            220
    46,337      o NOBLE DRILLING CORP ...................            912
        43      o OCEAN ENERGY, INC (NEW) ...............              0
     6,500      o OCEANEERING INTERNATIONAL, INC ........            105
     2,100      o OMNI ENERGY SERVICES CORP .............              7
     9,300      o PATTERSON ENERGY, INC .................             92
        42      o PIONEER NATURAL RESOURCES CO ..........              0
     1,500        POGO PRODUCING CO .....................             28
    88,300      o R & B FALCON CORP .....................            828
     4,100        RANGE RESOURCES CORP ..................             25
     7,734      o ROWAN COS, INC ........................            143
     5,700        RPC, INC ..............................             50
     4,163      o STONE ENERGY CORP .....................            176
    12,400      o SUPERIOR ENERGY SERVICES, INC .........             63
     8,200      o SYNTROLEUM CORP .......................             73
    11,471      o TRANSMONTAIGNE, INC ...................            144
    35,500        TRANSOCEAN OFFSHORE, INC ..............            932
    12,235     xo TRANSTEXAS GAS CORP ...................              7
     8,800      o TUBOSCOPE, INC ........................            120
    14,994        VASTAR RESOURCES, INC .................            786
    15,100      o VERITAS DGC, INC ......................            277
       900      o VINTAGE PETROLEUM, INC ................             10
    24,700      o WEATHERFORD INTERNATIONAL .............            905
                                                              ----------
                                                                  22,625
                                                              ----------
 PAPER AND ALLIED PRODUCTS--0.21%
       388      o AMERICAN PAD & PAPER CO ...............              1
    37,200        AVERY DENNISON CORP ...................          2,246
    16,900      o EARTHSHELL CORP .......................            118
   109,433        FORT JAMES CORP .......................          4,145
    35,300      o GAYLORD CONTAINER CO ..................            280
    12,388      o IVEX PACKAGING CORP ...................            273
   230,016        KIMBERLY-CLARK CORP ...................         13,111
    22,600      o MAIL-WELL, INC ........................            366
    14,256      o SMURFIT-STONE CONTAINER CORP ..........            293
     2,500        SONOCO PRODUCTS CO ....................             75
    20,810        WAUSAU-MOSINEE PAPER CORP .............            375
                                                              ----------
                                                                  21,283
                                                              ----------
 PERSONAL SERVICES--0.07%
    59,547        BLOCK (H&R), INC ......................          2,977
     7,300      o CARRIAGE SERVICES, INC (CLASS A) ......            137
    32,900        CINTAS CORP ...........................          2,210
     9,700      o COINMACH LAUNDRY CORP .................            123
     1,450        G & K SERVICES, INC (CLASS A) .........             76
     2,400        REGIS CORP ............................             46
    75,621        SERVICE CORP INTERNATIONAL ............          1,456
     1,600        UNIFIRST CORP .........................             29
                                                              ----------
                                                                   7,054
                                                              ----------
 PETROLEUM AND COAL PRODUCTS--0.00%
        88        CHEVRON CORP ..........................              8
     1,200        ELCOR CORP ............................             52
     3,400      o FRONTI ER OIL CORP ....................             23
        84        TEXACO, INC ...........................              5
        61        TOSCO CORP ............................              2

                       See notes to financial statements.                     67

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 PETROLEUM AND COAL PRODUCTS--(CONTINUED)
        80        UNOCAL CORP ...........................     $        3
     3,200        WD-40 CO ..............................             80
                                                              ----------
                                                                     173
                                                              ----------
 PRIMARY METAL INDUSTRIES--0.02%
        25      o AFC CABLE SYSTEMS, INC ................              1
     3,100      o ALPINE GROUP, INC .....................             50
        15      o ARMCO, INC ............................              0
    11,700        BELDEN, INC ...........................            280
     1,000      o CABLE DESIGN TECHNOLOGIES CO ..........             15
     1,700      o CHASE INDUSTRIES, INC .................             14
     1,900      o ENCORE WIRE CORP ......................             17
     4,400        GENERAL CABLE CORP ....................             70
       200        GIBRALTAR STEEL CORP ..................              5
       700        IMCO RECYCLING, INC ...................             12
     2,900      o LONE STAR TECHNOLOGIES, INC ...........             51
     4,700        MATTHEWS INTERNATIONAL CORP
                   (CLASS A) ............................            139
     5,000      o MAVERICK TUBE CORP ....................             70
     4,300      o NS GROUP, INC .........................             40
       500        NUCOR CORP ............................             24
     1,500      o OPTICAL CABLE CORP ....................             17
    11,800        QUANEX CORP ...........................            336
     3,600      o STEEL DYNAMICS, INC ...................             56
     9,242        SUPERIOR TELECOM, INC .................            231
     5,900      o TEXAS INDUSTRIES, INC .................            229
    19,480        WORTHINGTON INDUSTRIES, INC ...........            320
                                                              ----------
                                                                   1,977
                                                              ----------
 PRINTING AND PUBLISHING--0.17%
    54,208        BELO (A.H.) CORP SERIES A .............          1,067
    12,100      o BIG FLOWER HOLDINGS, INC ..............            386
    12,012        CENTRAL NEWSPAPERS, INC (CLASS A) .....            452
     6,320      o CONSOLIDATED GRAPHICS, INC ............            316
        88        DELUXE CORP ...........................              3
       200        DOW JONES & CO, INC ...................             11
    62,889        GANNETT CO, INC .......................          4,489
        40        HARLAND (JOHN H.) CO ..................              1
     7,400        HARTE-HANKS, INC ......................            201
     9,600        HOLLINGER INTERNATIONAL, INC ..........            114
     6,100        HOUGHTON MIFFLIN CO ...................            287
    28,256        LEE ENTERPRISES, INC ..................            862
    15,600        MCGRAW HILL COS, INC ..................            841
    14,492        MEDIA GENERAL, INC (CLASS A) ..........            739
    26,500        MEREDITH CORP .........................            918
     1,400        MERRILL CORP ..........................             20
     2,100        NEW ENGLAND BUSINESS SERVICES, INC ....             65
        25      o PAXAR CORP ............................              0
     3,200        PENTON MEDIA, INC .....................             78
    16,300      o PLAYBOY ENTERPRISES, INC (CLASS B) ....            433
    30,139      o PRIMEDIA, INC .........................            510
    11,656        READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE) .................            463
    34,052        REYNOLDS & REYNOLDS CO (CLASS A) ......            794
     1,000        SCHAWK, INC (CLASS A) .................              9
        21        STANDARD REGISTER, INC ................              1
       100        THOMAS NELSON, INC ....................              1
    18,900        TIMES MIRROR CO SERIES A ..............          1,120
    36,209        TRIBUNE CO ............................          3,155
        68        WALLACE COMPUTER SERVICES, INC ........              2
    28,200        WILEY (JOHN) & SONS, INC (CLASS A) ....            497
        77      o WORKFLOW MANAGEMENT, INC ..............              1
         6      o WORLD COLOR PRESS, INC ................              0
                                                              ----------
                                                                  17,836
                                                              ----------
 RAILROAD TRANSPORTATION--0.04%
    56,282        KANSAS CITY SOUTHERN INDUSTRIES, INC ..          3,591
     7,750      o WISCONSIN CENTRAL TRANSIT CORP ........            146
                                                              ----------
                                                                   3,737
                                                              ----------
 REAL ESTATE--0.01%
     4,883      o CATELLUS DEVELOPMENT CORP .............             76
    12,200      o CB RICHARD ELLIS SERVICES GROUP, INC ..            303
     5,100      o FAIRFIELD COMMUNITIES, INC ............             82
     4,200        FOREST CITY ENTERPRISES, INC (CLASS A)             118
     5,300      o GRUBB & ELLIS CO ......................             27
     1,400      o INSIGNIA FINANCIAL GROUP, INC .........             15
     8,296      o JONES LANG LA SALLE ...................            247
     1,230      o RECKSON SERVICES INDUSTRIES, INC ......             19
     5,700        STEWART ENTERPRISES, INC (CLASS A) ....             83
     6,400      o TRAMMELL CROW CO ......................            105
                                                              ----------
                                                                   1,075
                                                              ----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.82%
    12,494        APTARGROUP, INC .......................            375
        76        ARMSTRONG WORLD INDUSTRIES, INC .......              4
    13,172        FURON CO ..............................            250
    77,925        ILLINOIS TOOL WORKS, INC ..............          6,390
     3,735        MYERS INDUSTRIES, INC .................             75
   928,100        NIKE, INC (CLASS B) ...................         58,760
        48      o REEBOK INTERNATIONAL LTD ..............              1
    24,704      o SAFESKIN CORP .........................            296
    41,195      o SEALED AIR CORP .......................          2,673
        55      o SOLUTIA, INC ..........................              1
     8,400        SPARTECH CORP .........................            266
     7,600      o SYNETIC, INC ..........................            523
    14,648        TREDEGAR CORP .........................            319
   547,167        TUPPERWARE CORP .......................         13,953
     9,900        WYNNS INTERNATIONAL, INC ..............            183
                                                              ----------
                                                                  84,069
                                                              ----------
 SECURITY AND COMMODITY BROKERS--0.28%
    15,564      o AFFILIATED MANAGERS GROUP, INC ........            470
    16,800      o AMERITRADE HOLDINGS CORP (CLASS A) ....          1,781
    12,600        CONNING CORP ..........................            205
     1,000      o DUFF & PHELPS CREDIT RATING CO ........             67
    91,308      o E TRADE GROUP, INC ....................          3,647
    18,124        EATON VANCE CORP ......................            624
     5,815        EVEREN CAPITAL CORP ...................            173
    24,700        FEDERATED INVESTMENTS, INC ............            443
    71,313        FRANKLIN RESOURCES, INC ...............          2,897
        67        FREEDOM SECURITIES CORP ...............              1
     1,100      o HAMBRECHT & QUIST GROUP ...............             41
     3,600        INVESTMENT TECHNOLOGY GROUP, INC ......            117
     2,100        INVESTORS FINANCIAL SERVICES CORP .....             84
     2,409        JOHN NUVEEN CO (CLASS A) ..............            103
     5,800        MORGAN KEEGAN, INC ....................            110
     7,100      o PIONEER GROUP, INC ....................            122
    29,100        PRICE (T. ROWE) ASSOCIATES, INC .......          1,117
   145,851        SCHWAB (CHARLES) CORP .................         16,025
     2,000        VALUE LINE, INC .......................             78
                                                              ----------
                                                                  28,105
                                                              ----------
 SOCIAL SERVICES--0.01%
     2,300      o BROOKDALE LIVING COMMUNITIES, INC .....             34
     3,200      o RES-CARE, INC .........................             73
     6,300      o SUNRISE ASSISTED LIVING, INC ..........            220
                                                              ----------
                                                                     327
                                                              ----------
 SPECIAL TRADE CONTRACTORS--0.00%
     6,600     xo AMRE, INC .............................              0
     2,200      o COMFORT SYSTEMS U.S.A., INC ...........             40


68                     See notes to financial statements.

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 SPECIAL TRADE CONTRACTORS--(CONTINUED)
     7,300      o GROUP MAINTENANCE AMERICA CORP ........     $       94
       900      o SERVICE EXPERTS, INC ..................             20
                                                              ----------
                                                                     154
                                                              ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.10%
     1,000      o CARBO CERAMICS, INC ...................             30
    10,601        CENTEX CONSTRUCTION PRODUCTS, INC .....            362
   100,099        CORNING, INC ..........................          7,019
    20,300      o DAL-TILE INTERNATIONAL, INC ...........            231
     9,119      o DEPARTMENT 56, INC ....................            245
     3,500      o DUPONT PHOTOMASKS, INC ................            168
     3,000      o GIANT CEMENT HOLDINGS, INC ............             69
    12,200        LIBBEY, INC ...........................            354
     7,000      o OWENS ILLINOIS, INC ...................            229
     7,900        SOUTHDOWN, INC ........................            508
    14,617        USG CORP ..............................            819
                                                              ----------
                                                                  10,034
                                                              ----------
 TEXTILE MILL PRODUCTS--0.01%
     7,493      o MOHAWK INDUSTRIES, INC ................            228
    23,900      o SHAW INDUSTRIES, INC ..................            394
     3,000        ST. JOHN KNITS, INC ...................             88
    24,800        WESTPOINT STEVENS, INC ................            739
                                                              ----------
                                                                   1,449
                                                              ----------
 TOBACCO PRODUCTS--1.20%
 3,011,673        PHILIP MORRIS COS, INC ................        121,032
        16      o RJR REYNOLDS TOBACCO HOLDINGS, INC ....              1
    62,000        UST, INC ..............................          1,814
                                                              ----------
                                                                 122,847
                                                              ----------
 TRANSPORTATION BY AIR--0.02%
     7,200      o AIRNET SYSTEMS, INC ...................             97
     1,600      o AIRTRAN HOLDINGS, INC .................              9
     1,100      o ATLANTIC COAST AIRLINES HOLDINGS ......             21
     1,500      o ATLAS AIR, INC ........................             48
    36,387        COMAIR HOLDINGS, INC ..................            757
    11,200      o FDX CORP ..............................            608
        50      o MESA AIR GROUP, INC ...................              0
        55      o MIDWEST EXPRESS HOLDINGS, INC .........              2
     1,000        SKYWEST, INC                                        25
    16,400      o U.S. AIRWAYS GROUP, INC                            714
                                                              ----------
                                                                   2,281
                                                              ----------
 TRANSPORTATION EQUIPMENT--2.65%
 1,228,486        ALLIED SIGNAL, INC ....................         77,395
     1,900      o BE AEROSPACE, INC .....................             36
   330,830        BOEING CO .............................         14,619
     4,700      o BORG-WARNER AUTOMOTIVE, INC ...........            259
    10,800        CLARCOR, INC ..........................            207
    18,533        CORDANT TECHNOLOGIES, INC .............            837
    32,704        DANAHER CORP ..........................          1,901
    13,600        DELPHI AUTOMOTIVE SYSTEMS CORP ........            252
    32,600        FEDERAL-MOGUL CORP ....................          1,695
 1,208,500      o GENERAL MOTORS CORP (CLASS H) .........         67,978
    28,600      o GENTEX CORP ...........................            801
    27,984        GOODRICH (B.F.) CO ....................          1,189
    37,459      o GULFSTREAM AEROSPACE CORP .............          2,531
     7,842      o HALTER MARINE GROUP, INC ..............             52
    73,760        HARLEY DAVIDSON, INC ..................          4,011
    15,600      o HAYES LEMMERZ INTERNATIONAL, INC ......            458
     1,500      o HEICO CORP ............................             37
     8,300      o HOWMET INTERNATIONAL, INC .............            143
     1,400      o KELLSTROM INDUSTRIES, INC .............             26
       400      o KROLL O GARA CO .......................              9
    22,374        MASCOTECH, INC ........................            379
    81,944        MERITOR AUTOMOTIVE, INC ...............          2,090
     2,600      o MONACO COACH CORP .....................            110
     3,200      o MOTIVEPOWER INDUSTRIES, INC ...........             58
     4,300      o NATIONAL R.V. HOLDINGS, INC ...........            104
       400      o NEWPORT NEWS SHIPBUILDING, INC ........             12
     8,300      o ORBITAL SCIENCES CORP .................            196
    13,555        POLARIS INDUSTRIES, INC ...............            590
     3,804        REGAL-BELOIT CORP .....................             90
     1,500      o STONERIDGE, INC .......................             20
     3,324        THOR INDUSTRIES, INC ..................             94
     8,755      o TRIUMPH GROUP, INC ....................            223
 1,283,753        UNITED TECHNOLOGIES CORP ..............         92,029
                                                              ----------
                                                                 270,431
                                                              ----------
 TRANSPORTATION SERVICES--0.03%
        50        AIR EXPRESS INTERNATIONAL CORP ........              1
       300      o AMBASSADORS INTERNATIONAL, INC ........              4
    18,500        C.H. ROBINSON WORLDWIDE, INC ..........            680
     2,200      o EAGLE U.S.A. AIRFREIGHT, INC ..........             93
    12,600        EXPEDITORS INTERNATIONAL OF
                   WASHINGTON ...........................            343
    31,916        GALILEO INTERNATIONAL, INC ............          1,706
        83      o NAVIGANT INTERNATIONAL, INC ...........              1
     2,200      o U.S. EXPRESS ENTERPRISES, INC (CLASS A)             24
                                                              ----------
                                                                   2,852
                                                              ----------
 TRUCKING AND WAREHOUSING--0.01%
     3,000      o DISPATCH MANAGEMENT SERVICES CORP .....              8
     2,000      o HEARTLAND EXPRESS, INC ................             33
     7,500        HUNT (J.B.) TRANSPORT SERVICES, INC ...            122
    12,900      o IRON MOUNTAIN, INC ....................            369
     2,800      o KNIGHT TRANSPORTATION, INC ............             60
     7,100      o PIERCE LEAHY CORP .....................            175
    24,775      o SWIFT TRANSPORTATION CO, INC ..........            545
                                                              ----------
                                                                   1,312
                                                              ----------
 WATER TRANSPORTATION--1.27%
 2,646,876        CARNIVAL CORP (CLASS A) ...............        128,373
    46,702        TIDEWATER, INC ........................          1,424
        34      o TRICO MARINE SERVICES, INC ............              0
                                                              ----------
                                                                 129,797
                                                              ----------
 WHOLESALE TRADE-DURABLE GOODS--0.04%
     4,900      o ACTION PERFORMANCE COS, INC ...........            162
     4,700      o ANICOM, INC ...........................             49
        56      o ANIXTER INTERNATIONAL, INC ............              1
       273      o ARROW ELECTRONICS, INC ................              5
     1,300      o AVIATION SALES CO .....................             51
     1,900        AVNET, INC ............................             88
     8,400        BRIGGS & STRATTON CORP ................            485
     7,789      o BRIGHTPOINT, INC ......................             47
        73        CASTLE (A.M.) & CO ....................              1
    20,456      o CELLSTAR CORP .........................            161
    23,972      o FISHER SCIENTIFIC INTERNATIONAL, INC ..            535
       300      o GRAHAM-FIELD HEALTH PRODUCTS, INC .....              0
     9,600      o HA-LO INDUSTRIES, INC .................             95
    12,400        IKON OFFICE SOLUTIONS, INC ............            186
    20,400      o INGRAM MICRO, INC (CLASS A) ...........            525
     1,900      o JLK DIRECT DISTRIBUTION, INC (CLASS A)              18
     1,900      o KEYSTONE AUTOMOTIVE INDUSTRIES, INC ...             33
     6,000      o METAL MANAGEMENT, INC .................              9
     6,400      o MSC INDUSTRIAL DIRECT CO (CLASS A) ....             66
     7,400      o NATIONAL-OILWELL, INC .................            104
    22,971        OWENS & MINOR, INC ....................            253
     6,200      o PATTERSON DENTAL CO ...................            215
    10,725      o PSS WORLD MEDICAL, INC ................            120


                       See notes to financial statements.                     69

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 WHOLESALE TRADE-DURABLE GOODS--(CONTINUED)
    11,800      o SAFEGUARD SCIENTIFICS, IN                   $      732
    11,871      o TECH DATA CORP                                     454
     2,043      o VWR SCIENTIFIC PRODUCTS CORP                        75
       200      o WATSCO, INC                                          3
                                                              ----------
                                                                   4,473
                                                              ----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.74%
     9,100      o AIRGAS, INC                                        111
    37,900      o AMERISOURCE HEALTH CORP (CLASS A) .....            966
     6,600      o BARNETT RESOURCES CORP                             253
    80,011        BERGEN BRUNSWIG CORP (CLASS A)                   1,380
        32      o BOISE CASCADE OFFICE PRODUCTS CORP                   0
 2,537,872        CARDINAL HEALTH, INC                           162,737
     4,500      o CENTRAL GARDEN & PET CO                             46
        92        DIMON, INC                                           0
     8,933        ENRON CORP                                         730
     8,100      o HERBALIFE INTERNATIONAL, INC (CLASS B)              70
     5,500      o HUNT CORP                                           45
     2,552      o KENNETH COLE PRODUCTIONS, INC                       71
   123,194        MCKESSON HBOC, INC                               3,958
    14,100      o NU SKIN ENTERPRISES, INC (CLASS A)                 281
     3,300      o PERFORMANCE FOOD GROUP CO                           90
     4,000      o PLAINS RESOURCES, INC                               76
     6,050      o PRIORITY HEALTHCARE CORP (CLASS B)                 209
    20,332        RICHFOOD HOLDINGS, INC                             358
        48      o SCHOOL SPECIALTY, INC                                1
    26,800      o SCIOS, INC                                          87
   167,678        SYSCO CORP                                       4,999
    17,700      o UNITED STATIONERS, INC                             389
    17,000        UNIVERSAL CORP                                     483
     2,300        VALHI, INC                                          26
                                                              ----------
                                                                 177,366
                                                              ----------
               TOTAL COMMON STOCK
                (Cost $7,815,719)  .....                       9,862,388
                                                              ----------
  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--2.89%
 CERTIFICATES OF DEPOSIT--0.11%
                  FLEET NATIONAL BANK
$11,500,000     *   4.880% 08/11/99 .....................         11,494
                                                             -----------
 COMMERCIAL PAPER--2.20%
                  AMERICAN EXPRESS CREDIT CORP
  5,551,000     *   4.780% 07/16/99 .....................          5,538
                  ASSOCIATES CORP OF NORTH AMERICA
 10,000,000     *   4.920% 08/31/99 .....................          9,910
                  BEAR STEARNS CO, INC
 11,518,000     * ~ 4.820% 07/19/99 .....................         11,486
                  CIESCO LP
 11,518,000     * ~ 5.110% 08/09/99 .....................         11,451
                  COLGATE-PALMOLIVE CO
  9,000,000     * ~ 4.870% 07/28/99 .....................          8,963
                  EASTMAN KODAK CO
 11,518,000     *   4.780% 07/06/99 .....................         11,507
                  ENTERPRISE FUNDING CORP
  6,500,000     * ~ 4.870% 07/14/99 .....................          6,487
  5,118,000     * ~ 4.880% 08/19/99 .....................          5,081
                  FORD MOTOR CREDIT CO
  4,785,000     *   4.890% 07/23/99 .....................          4,769
                  FORTUNE BRANDS, INC
  5,000,000     * ~ 4.780% 07/13/99 .....................          4,991
                  HEINZ (H.J.) CO
  8,601,000     *   4.820% 07/22/99 .....................          8,574
                  HOUSEHOLD FINANCE CORP
  4,500,000     *   4.850% 07/07/99 .....................          4,495
                  LOCKHEED MARTIN CORP
  2,045,000     * ~ 5.250% 07/12/99 .....................          2,041
                  MCGRAW-HILL COS, INC
 11,517,000     *   4.850% 08/18/99 .....................         11,435
                  MCI WORLDCOM, INC
 10,932,000       ~ 6.100% 07/01/99 .....................         10,930
                  MORGAN STANLEY DEAN WITTER
 11,518,000         5.750% 07/01/99 .....................         11,516
                  MOTOROLA, INC
 11,518,000     *   4.780% 07/29/99 .....................         11,470
                  NATIONAL RURAL UTILITIES COOP FINANCE
 11,000,000     *   4.910% 08/26/99 .....................         10,909
                  PACCAR FINANCIAL CORP
 11,518,000     *   4.770% 07/22/99 .....................         11,481
                  PUBLIC SERVICE ELECECTRIC & GAS
 11,517,000     *   5.000% 07/15/99 .....................         11,491
                  RAYTHEON CO
  7,955,000     * ~ 4.980% 07/01/99 .....................          7,954
  3,100,000     * ~ 5.000% 07/07/99 .....................          3,096
                  RECEIVABLES CAPITAL CORP
 11,517,000     * ~ 4.860% 07/12/99 .....................         11,497
                  SALOMON SMITH BARNEY HOLDINGS, INC
 11,518,000     *   4.790% 08/10/99 .....................         11,450
                  SC JOHNSON & SON, INC
  5,017,000     * ~ 5.120% 08/17/99 .....................          4,982
                  TYCO INTERNATIONAL
 11,518,000     * ~ 5.350% 08/05/99 .....................         11,456
                                                             -----------
                                                                 224,960
                                                             -----------
 U.S. GOVERNMENT  & AGENCIES--0.58%
                  FEDERAL HOME LOAN BANK
    122,000     *  4.680% 07/16/99 ......................            122
    171,000     *  4.750% 10/08/99 ......................            169
                  FEDERAL HOME LOAN MORTGAGE CORP
  1,532,000     *  4.700% 07/23/99 ......................          1,527
 28,235,000     *  5.050% 08/05/99 ......................         28,093
 16,640,000     *  4.930% 08/12/99 ......................         16,540
    698,000     *  4.770% 08/13/99 ......................            694
 10,855,000     *  5.050% 08/24/99 ......................         10,772
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  1,183,000     *  4.860% 08/05/99 ......................          1,177
                                                             -----------
                                                                  59,094
                                                             -----------
                TOTAL SHORT TERM INVESTMENTS
                  (Cost $295,738) .......................        295,548
                                                             -----------
               TOTAL PORTFOLIO
                (Cost $8,111,889)....... ................    $10,158,467
                                                             ===========


-------------
o  Non-income producing
+  Affiliated holding
x  In bankruptcy
~ Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
* All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 1999, the value of these securities amounted to $15,714 or 0.00% of net assets.
   Additional information on each restricted security is as follows:


                                        ACQUISITION      ACQUISITION
  SECURITY                                 DATE             COST
  --------                              -----------      -----------
PHYSICIAN COMPUTER NETWORK, INC          12/27/95          $ 17,985
PROCURENET, INC                          04/19/99             4,068
ZEBRA TECHNOLOGY CORP (CLASS B)          10/29/98             8,133
                                                           --------
                                                           $ 30,186
                                                           ========

70                     See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
      TRANSACTIONS WITH AFFILIATED COMPANIES -- GROWTH ACCOUNT (Unaudited)
                        JANUARY 1, 1999 -- JUNE 30, 1999



                                VALUE AT                                       REALIZED       DIVIDEND     SHARES AT     VALUE AT
          ISSUE             DECEMBER 31, 1998  PURCHASE COST  SALES PROCEEDS  GAIN (LOSS)      INCOME    JUNE 30, 1999 JUNE 30, 1999
          -----             -----------------  -------------  --------------  -----------    ----------  ------------- -------------
 GUILFORD
   PHARMACEUTICALS, INC       $ 23,499,675               --     $ 2,634,458   $(2,339,489)          --      1,392,100  $  17,749,275
 OCEAN ENERGY, INC (NEW)        36,941,299         $ 26,763      24,170,475   (84,959,237)          --             --            []
 PREMIER PARKS, INC            162,391,075       33,477,155     114,863,289    37,267,478           --             --            []

TOTAL AFFILIATED
  TRANSACTIONS                $222,832,049      $33,503,918    $141,668,222  ($50,031,248)   $       0                  $ 17,749,275
                              ============      ===========    ============   ===========    =========                  ============

 []  Not an Affiliate as of June 30, 1999



                       See notes to financial statements.                     71

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT (Unaudited)
                                  JUNE 30, 1999

                               SUMMARY BY INDUSTRY
                                      (000)

                                               VALUE        %
                                             ---------   -------

BONDS
CORPORATE BONDS
  ELECTRIC, GAS, AND SANITARY SERVICES ...  $       15    0.00%
                                            ----------  ------
TOTAL CORPORATE BONDS
  (Cost $10) .............................          15    0.00
                                            ----------  ------
TOTAL BONDS
  (Cost $10) .............................          15    0.00
                                            ----------  ------
 PREFERRED STOCK
  HOLDING AND OTHER INVESTMENT OFFICES ...          34    0.00
  INSTRUMENTS AND RELATED PRODUCTS .......           0    0.00
  INSURANCE CARRIERS .....................          95    0.00
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS .....................         552    0.02
  WHOLESALE TRADE-DURABLE GOODS ..........          21    0.00
                                            ----------  ------
TOTAL PREFERRED STOCK
  (Cost $568) ............................         702    0.02
                                            ----------  ------
 COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS ..........       3,401    0.08
  AGRICULTURAL SERVICES ..................         115    0.00
  AMUSEMENT AND RECREATION SERVICES ......       4,947    0.11
  APPAREL AND ACCESSORY STORES ...........      25,680    0.59
  APPAREL AND OTHER TEXTILE PRODUCTS .....       5,235    0.12
  AUTO REPAIR, SERVICES AND PARKING ......       2,528    0.06
  AUTOMOTIVE DEALERS AND SERVICE STATIONS        5,186    0.12
  BUILDING MATERIALS AND GARDEN SUPPLIES .      40,472    0.92
  BUSINESS SERVICES ......................     342,263    7.80
  CHEMICALS AND ALLIED PRODUCTS ..........     521,687   11.89
  COAL MINING ............................          68    0.00
  COMMUNICATIONS .........................     527,401   12.02
  DEPOSITORY INSTITUTIONS ................     347,120    7.91
  EATING AND DRINKING PLACES .............      36,884    0.84
  EDUCATIONAL SERVICES ...................       1,566    0.04
  ELECTRIC, GAS, AND SANITARY SERVICES ...     153,325    3.50
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      352,572    8.04
  ENGINEERING AND MANAGEMENT SERVICES ....       8,898    0.20
  FABRICATED METAL PRODUCTS ..............      30,442    0.69
  FISHING, HUNTING, AND TRAPPING .........          33    0.00
  FOOD AND KINDRED PRODUCTS ..............     145,593    3.32
  FOOD STORES ............................      31,435    0.72
  FORESTRY ...............................       1,845    0.04
  FURNITURE AND FIXTURES .................      11,693    0.27
  FURNITURE AND HOMEFURNISHINGS STORES ...      13,848    0.32
  GENERAL BUILDING CONTRACTORS ...........       4,147    0.09
  GENERAL MERCHANDISE STORES .............     100,293    2.29
  HEALTH SERVICES ........................      17,926    0.41
  HEAVY CONSTRUCTION, EXCEPT BUILDING ....       2,012    0.05
  HOLDING AND OTHER INVESTMENT OFFICES ...      40,361    0.92
  HOTELS AND OTHER LODGING PLACES ........      12,520    0.29
  INDUSTRIAL MACHINERY AND EQUIPMENT .....     340,626    7.76
  INSTRUMENTS AND RELATED PRODUCTS .......      99,993    2.28
  INSURANCE AGENTS, BROKERS AND SERVICE ..       8,158    0.19
  INSURANCE CARRIERS .....................     220,933    5.03
  LEATHER AND LEATHER PRODUCTS ...........         910    0.02
  LEGAL SERVICES .........................         351    0.01
  LOCAL AND INTERURBAN PASSENGER TRANSIT .         361    0.01
  LUMBER AND WOOD PRODUCTS ...............      10,405    0.24
  METAL MINING ...........................       5,199    0.12
  MISCELLANEOUS MANUFACTURING INDUSTRIES .      19,810    0.45
  MISCELLANEOUS RETAIL ...................      40,630    0.93
  MOTION PICTURES ........................      49,612    1.13
  NONDEPOSITORY INSTITUTIONS .............      91,383    2.08
  NONMETALLIC MINERALS, EXCEPT FUELS .....       2,277    0.05
  OIL AND GAS EXTRACTION .................      32,728    0.74
  PAPER AND ALLIED PRODUCTS ..............      38,560    0.88
  PERSONAL SERVICES ......................       5,888    0.13
  PETROLEUM AND COAL PRODUCTS ............     164,244    3.74
  PRIMARY METAL INDUSTRIES ...............      18,252    0.42
  PRINTING AND PUBLISHING ................      35,468    0.81
  RAILROAD TRANSPORTATION ................      18,988    0.43
  REAL ESTATE ............................       4,141    0.09
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS .....................      18,385    0.42
  SECURITY AND COMMODITY BROKERS .........      63,429    1.44
  SOCIAL SERVICES ........................         264    0.01
  SPECIAL TRADE CONTRACTORS ..............         650    0.01
  STONE, CLAY, AND GLASS PRODUCTS ........      11,529    0.26
  TEXTILE MILL PRODUCTS ..................       4,021    0.09
  TOBACCO PRODUCTS .......................      37,093    0.84
  TRANSPORTATION BY AIR ..................      24,196    0.55
  TRANSPORTATION EQUIPMENT ...............     130,156    2.97
  TRANSPORTATION SERVICES ................       3,871    0.09
  TRUCKING AND WAREHOUSING ...............       3,742    0.09
  WATER TRANSPORTATION ...................       2,033    0.05
  WHOLESALE TRADE-DURABLE GOODS ..........      12,091    0.28
  WHOLESALE TRADE-NONDURABLE GOODS .......      29,891    0.68
                                            ----------  ------
TOTAL COMMON STOCK
  (Cost $2,974,038) ......................   4,341,764   98.97
                                            ----------  ------
SHORT TERM INVESTMENTS
  U.S. GOVERNMENT & AGENCIES .............      50,603    1.15
                                            ----------  ------
TOTAL SHORT TERM INVESTMENTS
  (Cost $50,610) .........................      50,603    1.15
                                            ----------  ------
 TOTAL PORTFOLIO
  (Cost $3,025,226) ......................   4,393,084  100.14
   OTHER ASSETS & LIABILITIES, NET .......      (6,154)  (0.14)
                                            ----------  ------
NET ASSETS ...............................  $4,386,930  100.00%
                                            ----------  ------

72                     See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT (Unaudited)
                                  JUNE 30, 1999
                                                                 VALUE
  PRINCIPAL                                                      (000)
  ---------                                                      ------
BONDS--0.00%
CORPORATE BONDS--0.00%
 ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
                  WMX TECHNOLOGIES, INC (SUB CV NOTE)
    $14,000        2.000%, 01/24/05 .....................            $15
                                                             -----------
                TOTAL CORPORATE BONDS
                 (COST $10) .............................             15
                                                             -----------
               TOTAL BONDS
                (COST $10) ..............................             15
                                                             -----------

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
PREFERRED STOCK--0.02%
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
        800       SUPERIOR TRUST I SERIES A .............             34
                                                             -----------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
     11,200     o FRESENIUS MEDICAL CARE (CLASS D) ......              0
                                                             -----------
 INSURANCE CARRIERS--0.00%
      1,273       AETNA, INC SERIES C ...................             95
                                                             -----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.02%
      8,835       SEALED AIR CORP (CLASS A) .............            552
                                                             -----------
 WHOLESALE TRADE-DURABLE GOODS--0.00%
      1,122       PREMIER FARNELL PLC CV ADR ............             21
                                                             -----------
              TOTAL PREFERRED STOCK
               (Cost $568) ..............................            702
                                                             -----------
COMMON STOCK--98.97%
 AGRICULTURAL PRODUCTION-CROPS--0.08%
     12,533       DELTA & PINE LAND CO ..................            395
     77,200       PIONEER-HI-BRED INTERNATIONAL, INC ....          3,006
                                                             -----------
                                                                   3,401
                                                             -----------
 AGRICULTURAL SERVICES--0.00%
      7,200     o CADIZ, INC ............................             68
      3,500     o VETERINARY CENTERS OF AMERICA, INC ....             47
                                                             -----------
                                                                     115
                                                             -----------
 AMUSEMENT AND RECREATION SERVICES--0.11%
      2,000     o AMERICAN SKIING CO ....................              8
     14,400     o AMF BOWLING, INC ......................            122
      2,300     o ANCHOR GAMING CO ......................            111
     17,800     o ARGOSY GAMING CORP ....................            157
      8,014     o BALLY TOTAL FITNESS HOLDINGS CORP .....            227
     12,800     o BOYD GAMING CORP ......................             90
      1,800     o CHAMPIONSHIP AUTO RACING TEAMS, INC ...             54
      1,500       CHURCHILL DOWNS, INC ..................             52
      8,500     o FAMILY GOLF CENTERS, INC ..............             65
      6,700     o FLORIDA PANTHERS HOLDINGS, INC ........             72
     39,308     o HARRAH'S ENTERTAINMENT, INC ...........            865
      6,900     o HOLLYWOOD PARK, INC ...................            117
      5,400     o INTERNATIONAL SPEEDWAY CORP (CLASS A) .            257
      3,137     o LAKES GAMING, INC .....................             34
     57,800     o MIRAGE RESORT, INC ....................            968
        600     o PENSKE MOTORSPORTS, INC ...............             30
      9,750     o PLAYERS INTERNATIONAL, INC ............             70
     12,600     o PREMIER PARKS, INC ....................            463
      8,200     o SFX ENTERTAINMENT, INC (CLASS A) ......            525
      5,500     o SPEEDWAY MOTORSPORTS, INC .............            216
      6,700     o STATION CASINOS, INC ..................            137
      8,600     o WESTWOOD ONE, INC .....................            307
                                                             -----------
                                                                   4,947
                                                             -----------
 APPAREL AND ACCESSORY STORES--0.59%
     35,882     o ABERCROMBIE & FITCH CO (CLASS A) ......          1,722
      8,800     o AMERICAN EAGLE OUTFITTERS, INC ........            400
      7,757     o ANN TAYLOR STORES CORP ................            349
      2,600     o BUCKLE, INC ...........................             75
      6,120       BURLINGTON COAT FACTORY WAREHOUSE
                   CORP .................................            118
      8,300       CATO CORP (CLASS A) ...................             96
     36,100     o CHARMING SHOPPES, INC .................            220
      3,400     o CHILDRENS PLACE RETAIL STORES .........            138
     14,100       CLAIRES STORES, INC ...................            361
      8,100     o DRESS BARN, INC .......................            130
         13    xo EDISON BROTHERS STORES WTS 09/26/05 ...              0
      5,800     o FINISH LINE, INC (CLASS A) ............             65
      9,969     o FOOTSTAR, INC .........................            371
      3,800     o GADZOOKS, INC .........................             61
    228,291       GAP, INC ..............................         11,500
      6,100     o GENESCO, INC ..........................             89
      7,400     o GOODYS FAMILY CLOTHING, INC ...........             85
      9,700     o GYMBOREE CORP .........................            102
     18,690       INTIMATE BRANDS, INC (CLASS A) ........            885
      7,900     o JUST FOR FEET, INC ....................             51
     33,014       LIMITED, INC ..........................          1,498
      8,850     o MENS WAREHOUSE, INC ...................            226
     34,600       NORDSTROM, INC ........................          1,159
      1,600     o NORTH FACE, INC .......................             16
     10,650     o PACIFIC SUNWEAR CALIFORNIA, INC .......            260
     11,396     o PAYLESS SHOESOURCE, INC ...............            610
      2,900     o PETRIE STORES CORP (LIQUIDATING TRUST)               7
     16,200       ROSS STORES, INC ......................            816
     12,700     o STAGE STORES, INC .....................             83
     12,800     o STEIN MART, INC .......................            120
      6,200       TALBOTS, INC ..........................            236
    111,200       TJX COS, INC ..........................          3,704
      1,500     o URBAN OUTFITTERS, INC .................             38
      3,100     o WET SEAL, INC (CLASS A) ...............             89
                                                             -----------
                                                                  25,680
                                                             -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.12%
      9,400       AUTHENTIC FITNESS CORP ................            165
      1,600     o COLUMBIA SPORTSWEAR CO ................             25
     19,500     o FRUIT OF THE LOOM LTD (CLASS A) .......            190
      2,200     o HARTMARX CORP .........................              9
     32,909     o JONES APPAREL GROUP, INC ..............          1,129
      9,800       KELLWOOD CO ...........................            266
     21,100       LIZ CLAIBORNE, INC ....................            770
     13,500     o NAUTICA ENTERPRISES, INC ..............            228
        800       OSHKOSH B'GOSH, INC (CLASS A) .........             17
     12,000       PHILLIPS VAN HEUSEN CORP ..............            119
      3,745       PILLOWTEX CORP ........................             61
     17,400     o POLO RALPH LAUREN CORP ................            331
      5,700     o QUIKSILVER, INC .......................            149
     30,900       VF CORP ...............................          1,321
     17,000       WARNACO GROUP, INC (CLASS A) ..........            455
                                                             -----------
                                                                   5,235
                                                             -----------
                       See notes to financial statements.                     73

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 AUTO REPAIR, SERVICES AND PARKING--0.06%
      8,200     o AVIS RENT A CAR, INC ..................    $       239
      8,700     o BUDGET GROUP, INC .....................            107
      7,050       CENTRAL PARKING CORP ..................            241
      7,000     o DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ..            163
     11,000       HERTZ CORP (CLASS A) ..................            682
      9,733       MIDAS, INC ............................            276
      5,460     o NATIONAL AUTO CREDIT, INC .............              6
     25,500       ROLLINS TRUCK LEASING CORP ............            284
     20,400       RYDER SYSTEM, INC .....................            530
                                                             -----------
                                                                   2,528
                                                             -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.12%
     136,116    o AUTONATION, INC .......................          2,425
      54,024    o AUTOZONE, INC .........................          1,627
         843    o CIRCUIT CITY STORES, INC (CARMAX GROUP)              4
       2,000    o COPART, INC ...........................             43
       7,500    o CSK AUTO CORP .........................            203
       2,700    o DISCOUNT AUTO PARTS, INC ..............             65
       1,700    o GROUP 1 AUTOMOTIVE, INC ...............             36
       6,500    o OREILLY AUTOMOTIVE, INC ...............            327
      17,838      PEP BOYS MANNY, MOE, & JACK CO ........            386
       3,300    o UNITED AUTO GROUP, INC ................             34
       2,500    o WEST MARINE, INC ......................             36
                                                             -----------
                                                                   5,186
                                                             -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.92%
      9,500       FASTENAL CO ...........................            498
    518,900       HOME DEPOT, INC .......................         33,437
    115,316       LOWES COS, INC ........................          6,537
                                                             -----------
                                                                  40,472
                                                             -----------
 BUSINESS SERVICES--7.80%
      5,400     o 3DO CO ................................             25
      6,325       AARON RENTS, INC ......................            141
      2,700     o ABACUS DIRECT CORP ....................            247
     18,043       ABM INDUSTRIES, INC ...................            554
     16,100     o ACCLAIM ENTERTAINMENT, INC ............            103
      4,600     o ACKERLEY GROUP, INC ...................             84
     55,766     o ACNEILSEN CORP ........................          1,687
      2,800     o ACTIVISION, INC .......................             41
     42,560     o ACXIOM CORP ...........................          1,061
      1,824     o ADMINSTAFF, INC .......................             29
     22,272       ADOBE SYSTEMS, INC ....................          1,830
      1,600     o ADVANTAGE LEARNING SYSTEMS, INC .......             35
      5,900     o ADVENT SOFTWARE, INC ..................            395
     22,200     o ADVO, INC .............................            461
     25,740     o AFFILIATED COMPUTER SERVICES, INC
                   (CLASS A) ............................          1,303
      9,300     o ALTERNATIVE RESOURCES CORP ............             65
    381,781       AMERICA ONLINE, INC ...................         42,187
     25,525     o AMERICAN MANAGEMENT SYSTEMS, INC ......            818
      7,950       ANALYSTS INTERNATIONAL CORP ...........            114
      6,000     o APAC TELESERVICES, INC ................             20
      2,000     o ARIS CORP .............................             17
      5,800     o ASPECT DEVELOPMENT, INC ...............            107
      8,400     o ASPEN TECHNOLOGY, INC .................             99
     18,900       AUTODESK, INC .........................            559
    206,593       AUTOMATIC DATA PROCESSING, INC ........          9,090
     10,000     o AVANT CORP ............................            126
      7,200     o AVT CORP ..............................            273
      6,800     o AXENT TECHNOLOGIES, INC ...............             76
      4,905     o AZTEC TECHNOLOGY PARTNERS, INC ........              9
     11,000     o BANYAN SYSTEMS, INC ...................            120
      1,500     o BARRA, INC ............................             38
     16,200     o BEA SYSTEMS, INC ......................            463
     13,100     o BILLING CONCEPTS CORP .................            147
     11,200     o BISYS GROUP, INC ......................            655
     81,307     o BMC SOFTWARE, INC .....................          4,391
      5,009     o BORG-WARNER SECURITY CORP .............            102
      2,800     o  BORON, LEPORE & ASSOCIATES, INC ......             23
      9,000     o BROADVISION, INC ......................            664
      4,094     o BUILDING ONE SERVICES CORP ............             57
      2,010     o CACI INTERNATIONAL, INC (CLASS A) .....             45
     79,165     o CADENCE DESIGN SYSTEMS, INC ...........          1,009
     16,800     o CAMBRIDGE TECHNOLOGY PARTNERS, INC ....            295
      8,900     o CARIBINER INTERNATIONAL, INC ..........             55
      5,900     o CATALINA MARKETING CORP ...............            543
      5,000     o CCC INFORMATION SERVICES GROUP, INC ...             64
      6,700     o CDI CORP ..............................            228
        450     o CELLULAR TECHNICAL SERVICES CO ........              2
     18,100     o CENTURY BUSINESS SERVICES, INC ........            262
     41,320     o CERIDIAN CORP .........................          1,351
      8,700     o CERNER CORP ...........................            182
     13,100     o CHECKFREE HOLDINGS CORP ...............            361
      5,287     o CHOICEPOINT, INC ......................            355
     13,000     o CIBER, INC ............................            249
     27,600     o CITRIX SYSTEMS, INC ...................          1,559
      6,500     o CLARIFY, INC ..........................            268
     24,900     o CMGI, INC .............................          2,840
     11,800     o CNET, INC .............................            680
     39,441     o  COMDISCO, INC ........................          1,011
      4,708     o COMPLETE BUSINESS SOLUTIONS, INC ......             84
    145,275       COMPUTER ASSOCIATES
                   INTERNATIONAL, INC ...................          7,990
     12,250     o COMPUTER HORIZONS CORP ................            169
     53,456     o COMPUTER SCIENCES CORP ................          3,698
      7,500       COMPUTER TASK GROUP, INC ..............            128
    110,800     o COMPUWARE CORP ........................          3,525
      3,900     o CONCORD COMMUNICATIONS, INC ...........            176
     51,137     o CONVERGYS CORP ........................            984
      2,000     o CORT BUSINESS SERVICES CORP ...........             48
      5,000     o COTELLIGENT, INC ......................             39
     15,700     o CSG SYSTEMS INTERNATIONAL, INC ........            411
      7,400     o CYBERGUARD CORP .......................              9
      4,200     o DATA DIMENSIONS, INC ..................             14
        200     o DATA PROCESSING RESOURCES CORP ........              5
      4,300     o DATASTREAM SYSTEMS, INC ...............             69
      1,200     o DBT ONLINE, INC .......................             39
      1,700     o DELTEK SYSTEMS, INC ...................             17
      6,500     o DENDRITE INTERNATIONAL, INC ...........            235
      4,500     o DOCUMENTUM, INC .......................             59
     11,400     o DOUBLECLICK, INC ......................          1,046
     11,300     o DST SYSTEMS, INC ......................            710
      5,400     o EARTHLINK NETWORK, INC ................            332
      2,310     o ECLIPSYS CORP .........................             55
      1,800     o ELECTRO RENT CORP .....................             19
     20,800     o ELECTRONIC ARTS, INC ..................          1,128
    124,519       ELECTRONIC DATA SYSTEMS CORP ..........          7,043
     17,700     o ELECTRONICS FOR IMAGING, INC ..........            909
     15,900     o EMPLOYEE SOLUTIONS, INC ...............             19
      3,000     o ENGINEERING ANIMATION, INC ............             64
     21,024     o EPICOR SOFTWARE CORP ..................            156
     48,709       EQUIFAX, INC ..........................          1,738
     41,954     o EXCITE AT HOME ........................          2,263


74                     See notes to financial statements.

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 BUSINESS SERVICES--(CONTINUED)
      2,750     o FACTSET RESEARCH SYSTEMS, INC .........    $       156
      5,400       FAIR ISSAC & CO, INC ..................            189
     11,200     o FILENET CORP ..........................            128
    149,859       FIRST DATA CORP .......................          7,334
     38,375     o FISERV, INC ...........................          1,202
      5,600     o FORTE SOFTWARE, INC ...................             54
      7,600     o GENERAL MAGIC, INC ....................             27
      3,200     o GENESYS TELECOMMUNICATIONS
                   LABORATORIES, INC ....................             80
     10,200       GERBER SCIENTIFIC, INC ................            225
      6,600     o GETTY IMAGES, INC .....................            125
      3,500     o GREAT PLAINS SOFTWARE, INC ............            165
        100       GREY ADVERTISING, INC .................             33
      8,300     o GT INTERACTIVE SOFTWARE CORP ..........             29
     14,700     o GTECH HOLDINGS CORP ...................            346
     17,100     o HARBINGER CORP ........................            214
      1,400     o HCIA, INC .............................             13
      3,500     o HEALTH MANAGEMENT SYSTEMS, INC ........             19
      9,500     o HNC SOFTWARE ..........................            293
     11,490     o HYPERION SOLUTIONS CORP ...............            205
      9,400     o I2 TECHNOLOGIES, INC ..................            404
      3,800     o IDX SYSTEMS CORP ......................             86
      1,000     o IKOS SYSTEMS, INC .....................             10
     21,000     o IMATION CORP ..........................            521
      4,850     o IMRGLOBAL CORP ........................             93
    109,756       IMS HEALTH, INC .......................          3,430
     15,780     o INACOM CORP ...........................            199
     12,200     o INDUS INTERNATIONAL, INC ..............             53
      6,600     o INDUSTRI-MATEMATIK
                   INTERNATIONAL CORP ...................             16
      1,000     o INFORMATION ARCHITECTS CORP ...........              2
     12,200     o INFORMATION RESOURCES, INC ............            107
     54,800     o INFORMIX CORP .........................            468
     15,500     o INFOSEEK CORP .........................            743
      4,400     o INFOUSA, INC (CLASS A) ................             39
      9,500     o INFOUSA, INC (CLASS B) ................             81
     13,200     o INPRISE CORP ..........................             64
      3,000     o INSO CORP .............................             16
      1,900     o INSPIRE INSURANCE SOLUTIONS, INC ......             28
     12,200     o INSURANCE AUTO AUCTIONS, INC ..........            197
      3,800     o INTEGRATED SYSTEMS, INC ...............             45
      3,400     o INTELLIGROUP, INC .....................             24
      8,400     o INTERGRAPH CORP .......................             65
     17,800     o INTERIM SERVICES, INC .................            367
     12,150     o INTERNATIONAL NETWORK SERVICES ........            491
      5,300     o INTERNATIONAL TELECOMMUNICATIONS ......             85
     46,250       INTERPUBLIC GROUP OF COS, INC .........          4,006
     14,700     o INTUIT, INC ...........................          1,325
      2,400     o ISS GROUP, INC ........................             91
     15,400     o J.D. EDWARDS & CO .....................            285
      6,500       JACK HENRY & ASSOCIATES, INC ..........            255
      6,500     o JDA SOFTWARE GROUP, INC ...............             61
     19,800     o KEANE, INC ............................            448
     11,100       KELLY SERVICES, INC (CLASS A) .........            357
      7,400     o LABOR READY, INC ......................            241
     10,550     o LAMAR ADVERTISING CO (CLASS A) ........            432
      2,800     o LEASING SOLUTIONS, INC ................              2
     12,757     o LEGATO SYSTEMS, INC ...................            737
      5,400     o LHS GROUP, INC ........................            179
     14,900     o LYCOS, INC ............................          1,369
     10,500     o MACROMEDIA, INC .......................            370
        800     o MANHATTAN ASSOCIATES, INC .............              7
     22,300       MANPOWER, INC .........................            505
      5,400     o MANUGISTICS GROUP, INC ................             78
      2,300     o MAPICS, INC ...........................             24
      7,000     o MASTECH CORP ..........................            130
      3,800     o MEDICAL MANAGER CORP ..................            168
     10,200     o MEDQUIST, INC .........................            446
      2,300     o MEMBERWORKS, INC ......................             67
     17,500     o MENTOR GRAPHICS CORP ..................            224
      2,750     o MERANT PLC ADR ........................             54
      9,700     o MERCURY INTERACTIVE CORP ..............            343
      9,950     o METAMOR WORLDWIDE, INC ................            239
        600     o METRO INFORMATION SERVICES, INC .......             10
      2,800     o METRO NETWORKS, INC ...................            149
      3,700     o MICROMUSE, INC ........................            185
  1,249,030     o MICROSOFT CORP ........................        112,647
     13,859     o MIDWAY GAMES, INC .....................            179
     11,400     o MINDSPRING ENTERPRISES, INC ...........            505
     33,777     o MODIS PROFESSIONAL SERVICES ...........            464
      1,014     o MOMENTUM BUSINESS APPLICANTS, INC .....              7
      8,600       NATIONAL COMPUTER SYSTEMS, INC ........            290
      9,500       NATIONAL DATA CORP ....................            406
      2,000     o NCO GROUP, INC ........................             76
      4,068     o NCR CORP ..............................            199
     64,858     o NETMANAGE, INC ........................            140
     24,000     o NETWORK APPLIANCE, INC ................          1,341
      2,500     o NETWORK SOLUTIONS, INC ................            198
     47,968     o NETWORKS ASSOCIATES, INC ..............            705
      7,200     o NEW ERA OF NETWORKS, INC ..............            316
     17,342     o NIELSEN MEDIA RESEARCH ................            507
      5,100       NORRELL CORP ..........................             96
      1,700     o NORSTAN, INC ..........................             21
     21,795     o NOVA CORP (GEORGIA) ...................            545
      5,000     o NOVACARE EMPLOYEE SERVICES, INC .......             14
    115,800     o NOVELL, INC ...........................          3,069
      3,900     o OBJECTIVE SYSTEMS INTEGRATORS, INC ....             11
      5,600     o ODS NETWORKS, INC .....................             22
     20,982       OLSTEN CORP ...........................            132
     59,200       OMNICOM GROUP, INC ....................          4,736
      2,000     o ON ASSIGNMENT, INC ....................             52
      2,300     o ONSALE, INC ...........................             44
     10,200     o OPEN MARKET, INC ......................            145
    393,780     o ORACLE CORP ...........................         14,619
     23,559     o OUTDOOR SYSTEMS, INC ..................            860
     94,132     o PARAMETRIC TECHNOLOGY CORP ............          1,306
     72,977       PAYCHEX, INC ..........................          2,326
      4,500     o PAYMENTECH, INC .......................            114
      2,700     o PEGASUS SYSTEMS, INC ..................            101
      2,600     o PEGASYSTEMS, INC ......................             27
     58,900     o PEOPLESOFT, INC .......................          1,016
      5,600     o PEREGRINE SYSTEMS, INC ................            144
     14,122     o PERSONNEL GROUP OF AMERICA, INC .......            141
      5,300     o PHOENIX TECHNOLOGIES LTD ..............             95
     12,200    #o PHYSICIAN COMPUTER NETWORK, INC .......              3
     14,900       PITTSTON BRINKS GROUP CO ..............            399
     11,700     o POLICY MANAGEMENT SYSTEMS CORP ........            351
      3,400     o PREVIEW TRAVEL, INC ...................             75
      5,406     o PRIMARK CORP ..........................            152
     10,100    #o PROCURENET, INC .......................              2
      9,600     o PROGRESS SOFTWARE CORP ................            271
      3,000     o PROJECT SOFTWARE & DEVELOPMENT, INC ...             94
      4,900     o PROTECTION ONE, INC ...................             26
     16,900     o PSINET, INC ...........................            739
      8,400     o QAD, INC ..............................             26
      1,600     o QRS CORP ..............................            125
      5,200     o QUADRAMED CORP ........................             42

                       See notes to financial statements.                     75

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------

      4,100     o RADISYS CORP ..........................    $       159
     28,292     o RATIONAL SOFTWARE CORP ................            932
      6,000     o REALNETWORKS, INC .....................            413
      8,400     o REMEDY CORP ...........................            226
        600     o REMEDYTEMP, INC (CLASS A) .............              8
      5,657     o RENT WAY, INC .........................            139
      6,100     o RENT-A-CENTER, INC ....................            146
      7,080     o  RENTAL SERVICE CORP ..................            203
     29,250     o ROBERT HALF INTERNATIONAL, INC ........            761
      7,900       ROLLINS, INC ..........................            126
     10,300     o ROMAC INTERNATIONAL, INC ..............             91
     18,500     o SABRE GROUP HOLDINGS, INC .............          1,272
     15,775     o SAFETY-KLEEN CORP .....................            286
      9,800     o SAGA SYSTEMS, INC .....................            125
      6,200     o SANCHEZ COMPUTER ASSOCIATES, INC ......            215
      3,800     o SAPIENT CORP ..........................            215
      3,700       SEI INVESTMENT CO .....................            327
      9,200       SHARED MEDICAL SYSTEMS CORP ...........            600
     18,908     o SIEBEL SYSTEMS, INC ...................          1,254
     10,100     o SITEL CORP ............................             30
     16,300     o SNYDER COMMUNICATIONS, INC ............            534
      6,600     o SOS STAFFING SERVICES, INC ............             35
     16,000       SOTHEBYS HOLDINGS, INC (CLASS A) ......            610
      4,600     o SPORTSLINE U.S.A., INC ................            165
        400     o SPR, INC ..............................              2
      3,600     o SS&C TECHNOLOGIES, INC ................             27
      8,000     o STAFFMARK, INC ........................             80
     32,577     o STERLING COMMERCE, INC ................          1,189
     23,400     o STERLING SOFTWARE, INC ...............            624
     12,300     o STRUCTURAL DYNAMICS RESEARCH CORP .....            228
    270,100     o SUN MICROSYSTEMS, INC .................         18,603
     34,700     o SUNGARD DATA SYSTEMS, INC .............          1,197
     24,900     o SYBASE, INC ...........................            274
      4,200     o SYKES ENTERPRISES, INC ................            140
     19,400     o SYMANTEC CORP .........................            495
     21,672     o SYNOPSYS, INC .........................          1,196
      7,000     o SYNTEL, INC ...........................             63
      9,750     o SYSTEM SOFTWARE ASSOCIATES, INC .......             16
     11,700     o SYSTEMS & COMPUTER
                   TECHNOLOGY CORP ......................            170
     48,400    xo SYSTEMSOFT CORP .......................              5
     12,200     o TCSI CORP .............................             31
     13,025     o TECHNOLOGY SOLUTIONS CO ...............            141
      1,200     o TELESPECTRUM WORLDWIDE, INC ...........              9
      6,400     o TELETECH HOLDINGS, INC ................             65
      3,600     o TMP WORLDWIDE, INC ....................            229
      9,400       TOTAL SYSTEM SERVICES, INC ............            179
     10,300     o TRANSACTION SYSTEM ARCHITECTURE .......            402
     11,600       TRUE NORTH COMMUNICATIONS, INC ........            348
      5,300     o  TYLER TECHNOLOGIES, INC ..............             36
      8,211     o UNITED RENTALS, INC ...................            242
     21,550     o USWEB CORP ............................            478
     20,700     o VALASSIS COMMUNICATIONS, INC ..........            758
      8,300     o VANTIVE CORP ..........................             95
      1,400     o VERIO, INC ............................             97
      1,800     o VERISIGN, INC .........................            155
     16,200     o VERITAS SOFTWARE CORP .................          1,538
      5,100     o VIASOFT, INC ..........................             18
      8,200     o VISIO CORP ............................            312
      2,100     o VOLT INFORMATION SCIENCES, INC ........             48
      4,800       WACKENHUT CORP SERIES A ...............            143
      7,800     o WEST TELESERVICES CORP ................             73
      5,400     o WESTAFF, INC ..........................             32
     11,400     o WIND RIVER SYSTEMS, INC ...............            183
      4,800     o XTRA CORP .............................            221
     50,300     o YAHOO, INC ............................          8,664
     14,300     o YOUNG & RUBICAM, INC ..................            650
                                                             -----------
                                                                 342,263
                                                             -----------
 CHEMICALS AND ALLIED PRODUCTS--11.89%
    528,969       ABBOTT LABORATORIES CO ................         24,068
      8,000     o ADVANCED TISSUE SCIENCE CO ............             26
     81,211       AIR PRODUCTS & CHEMICALS, INC .........          3,269
     17,200       ALBEMARLE CORP ........................            398
     31,200       ALBERTO CULVER CO (CLASS B) ...........            831
      1,600     o ALGOS PHARMACEUTICAL CORP .............             35
      6,500     o ALKERMES, INC .........................            150
     40,157       ALLERGAN, INC .........................          4,457
      7,185     o ALLERGAN SPECIALTY THERAPEUTICS, INC
                   (CLASS A) ............................             78
      5,300     o ALLIANCE PHARMACEUTICAL CORP ..........             14
     14,741       ALPHARMA, INC (CLASS A) ...............            524
     29,804     o ALZA CORP .............................          1,516
    457,170       AMERICAN HOME PRODUCTS CORP ...........         26,287
    178,500     o AMGEN, INC ............................         10,866
     11,400     o AMYLIN PHARMACEUTICALS, INC ...........             13
      4,000     o ANDRX CORP ............................            309
        600     o APHTON CORP ...........................              8
      5,250       ARCH CHEMICALS, INC ...................            128
      2,100     o ARQULE, INC ...........................             10
      2,700     o AVIRON, INC ...........................             78
     86,496       AVON PRODUCTS, INC ....................          4,801
      3,300     o AXYS PHARMACEUTICALS, INC .............             11
      3,100     o BARR LABORATORIES, INC ................            124
     14,600     o BIO-TECHNOLOGY GENERAL CORP ...........             95
     48,200     o BIOGEN, INC ...........................          3,100
      5,000     o BIOMATRIX, INC ........................            108
      1,420       BLOCK DRUG, INC (CLASS A) .............             59
    697,852       BRISTOL MYERS SQUIBB CO ...............         49,155
     22,100       CABOT CORP ............................            535
        800     o CADUS PHARMACEUTICAL CORP .............              1
     18,100       CALGON CARBON CORP ....................            107
      9,982       CAMBREX CORP ..........................            262
      1,300     o CARBIDE/GRAPHITE GROUP, INC ...........             19
      4,700       CARTER WALLACE, INC ...................             85
      3,600     o CELL GENESYS, INC .....................             15
     19,800     o CENTOCOR, INC .........................            923
      7,000     o CEPHALON, INC .........................            122
      2,200     o CHATTEM, INC ..........................             70
     15,700       CHEMFIRST, INC ........................            382
      1,900     o CHIREX, INC ...........................             61
     35,828     o CHIRON CORP ...........................            743
      7,300       CHURCH & DWIGHT CO, INC ...............            318
     28,178       CLOROX CO .............................          3,010
    102,342       COLGATE PALMOLIVE CO ..................         10,106
      9,100     o COLUMBIA LABORATORIES, INC ............             78
     17,300     o COPLEY PHARMACEUTICAL, INC ............            177
      6,400     o COR THERAPEUTICS, INC .................             94
      3,200     o COULTER PHARMACEUTICAL, INC ...........             72
      8,455     o CRESCENDO PHARMACEUTICALS CORP ........            146
     23,490     o CROMPTON & KNOWLES CORP ...............            460
      8,700     o CYGNUS, INC ...........................            113
     12,200     o CYTEC INDUSTRIES, INC .................            389
     12,800       DEXTER CORP ...........................            522
      5,100       DIAGNOSTIC PRODUCTS CORP ..............            141
     30,100       DIAL CORP .............................          1,119
     76,114       DOW CHEMICAL CO .......................          9,657
    388,338       DU PONT (E.I.) DE NEMOURS & CO ........         26,528


76                     See notes to financial statements.

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
     12,900     o DURA PHARMACEUTICALS, INC .............    $       154
     24,400       EASTMAN CHEMICAL CO ...................          1,263
     35,300       ECOLAB, INC ...........................          1,540
      7,482     o ELAN CORP PLC ADR .....................            208
     29,400       ETHYL CORP ............................            176
     14,500       FERRO CORP ............................            399
      8,700     o FMC CORP ..............................            594
     22,700     o FOREST LABORATORIES, INC ..............          1,050
      2,700     o FUISZ TECHNOLOGIES LTD ................              9
      4,023       FULLER (H.B.) CO ......................            275
      3,100     o GELTEX PHARMACEUTICALS, INC ...........             56
      3,361       GENERAL CHEMICAL GROUP, INC ...........             11
     25,300     o GENZYME CORP (GENERAL DIVISION) .......          1,227
        495     o GENZYME CORP (TISSUE REPAIR DIVISION) .              1
      2,193     o GENZYME-MOLECULAR ONCOLOGY ............              6
      7,500       GEON CO ...............................            242
     10,800       GEORGIA GULF CORP .....................            182
      9,400     o GILEAD SCIENCES, INC ..................            491
     18,600     o GRACE W.R. & CO .......................            342
     15,800       GREAT LAKES CHEMICAL CORP .............            728
     15,375       HANNA (M.A.) CO .......................            253
     34,400       HERCULES, INC .........................          1,352
      2,600     o HESKA CORP ............................              6
     10,000     o HUMAN GENOME SCIENCES, INC ............            395
     26,766       ICN PHARMACEUTICALS, INC ..............            862
     11,600     o ICOS CORP .............................            473
      6,300     o IDEC PHARMACEUTICALS CORP .............            485
     11,600     o IDEXX LABORATORIES, INC ...............            270
      2,300     o IGEN INTERNATIONAL, INC ...............             67
     36,524       IMC GLOBAL, INC .......................            644
      1,972     o IMC GLOBAL, INC WTS 12/22/00 ..........              1
      6,200     o IMCLONE SYSTEMS, INC ..................            157
      5,200     o IMMUNE RESPONSE CORP ..................             28
     12,400     o IMMUNEX CORP ..........................          1,580
      4,300     o INHALE THERAPEUTIC SYSTEMS ............            102
      5,700     o INTERNATIONAL SPECIALTY
                   PRODUCTS, INC .........................            58
      7,800     o INTERNEURON PHARMACEUTICALS, INC ......             21
     28,540       INTERNATIONAL FLAVORS &
                    FRAGRANCES, INC .....................          1,266
      9,500     o ISIS PHARMACEUTICALS, INC .............             97
     41,392     o IVAX CORP .............................            585
    471,455       JOHNSON & JOHNSON CO ..................         46,203
      7,400       JONES PHARMACEUTICAL, INC .............            291
      3,922     o KV PHARMACEUTICAL CO (CLASS B) ........             62
     24,020       LAUDER (ESTEE) CO (CLASS A) ...........          1,204
     11,400     o LIGAND PHARMACEUTICALS CO (CLASS A) ...            127
    320,400       LILLY (ELI) & CO ......................         22,949
      6,100       LILLY INDUSTRIES, INC (CLASS A) .......            113
     10,400     o LIPOSOME CO, INC ......................            199
     17,095       LUBRIZOL CORP .........................            466
      9,400       LYONDELL CHEMICAL CO ..................            194
      5,300       MACDERMID, INC ........................            246
      2,800     o MACROCHEM CORP (DELAWARE) .............             17
     22,900       MALLINCKRODT, INC .....................            833
      5,400     o MATRIX PHARMACEUTICALS, INC ...........             22
     15,000     o MCWHORTER TECHNOLOGIES, INC ...........            217
      9,300     o MEDICIS PHARMACEUTICAL CORP (CLASS A) .            236
     16,100     o MEDIMMUNE, INC ........................          1,091
    830,376       MERCK & CO, INC .......................         61,448
     23,100       MILLENNIUM CHEMICAL, INC ..............            544
      9,500     o MILLENNIUM PHARMACEUTICALS, INC .......            342
      9,500       MINERALS TECHNOLOGIES, INC ............            530
      1,700     o MIRAVANT MEDICAL TECHNOLOGY ...........             12
      7,168       MISSISSIPPI CHEMICAL CORP .............             70
    219,942       MONSANTO CO ...........................          8,674
     44,050       MYLAN LABORATORIES, INC ...............          1,167
     19,800     o NABI, INC .............................             56
     17,900       NALCO CHEMICAL CORP ...................            929
      5,800       NATURES SUNSHINE PRODUCTS, INC ........             61
     22,670     o NBTY, INC .............................            147
      7,000     o NEUROGEN CORP .........................            102
      6,200     o NEXSTAR PHARMACEUTICALS, INC ..........            124
      5,900       NL INDUSTRIES, INC ....................             66
      3,600     o OCTEL CORP ............................             45
     12,300       OLIN CORP .............................            162
      5,850       OM GROUP, INC .........................            202
      8,550     o ORGANOGENESIS, INC ....................             80
      5,500     o PATHOGENESIS CORP .....................             78
     26,000     o PERRIGO CO ............................            198
    455,352       PFIZER, INC ...........................         49,975
    173,078       PHARMACIA & UPJOHN, INC ...............          9,833
      2,100       o PHARMACYCLICS, INC ..................             59
     57,100       PPG INDUSTRIES, INC ...................          3,372
     56,250       PRAXAIR, INC ..........................          2,753
    470,000       PROCTER & GAMBLE CO ...................         41,948
      6,600     o PROTEIN DESIGN LABORATORIES, INC ......            146
      2,200     o REGENERON PHARMACEUTICALS, INC ........             17
     10,000     o REVLON, INC (CLASS A) .................            303
     13,000     o REXALL SUNDOWN, INC ...................            158
     10,400     o ROBERTS PHARMACEUTICAL CORP ...........            252
        400     o ROGERS CORP ...........................             12
     52,948       ROHM & HAAS CO ........................          2,270
     31,437       RPM, INC ..............................            446
      4,500     o SANGSTAT MEDICAL CORP .................             78
    515,760       SCHERING-PLOUGH CORP ..................         27,335
     18,775       SCHULMAN (A.), INC ....................            323
     10,100     o SCOTTS CO (CLASS A) ...................            481
      8,550     o SEROLOGICALS CORP .....................             69
     46,831       SHERWIN-WILLIAMS CO ...................          1,300
     21,500     o SICOR, INC ............................             91
     32,480       SIGMA ALDRICH CORP ....................          1,119
      1,100     o SUGEN, INC ............................             32
      2,300     o SUPERGEN, INC .........................             35
      2,500     o TECHNE CORP ...........................             63
     10,600     o THERAGENICS CORP ......................             74
      3,200     o THERMOLASE CORP .......................              4
      5,700     o TRANSKARYOTIC THERAPIES, INC ..........            188
      3,000     o TRIANGLE PHARMACEUTICALS, INC .........             54
     10,600     o TWINLAB CORP ..........................             91
     13,400     o U.S. BIOSCIENCE, INC ..................            131
      1,400     o U.S.A. DETERGENTS, INC ................              8
     43,200       UNION CARBIDE CORP ....................          2,106
     10,600       VALSPAR CORP ..........................            403
     10,000     o VERTEX PHARMACEUTICALS, INC ...........            241
      3,000     o VICAL, INC ............................             36
      2,600     o VIROPHARMA, INC .......................             20
    287,275       WARNER-LAMBERT CO .....................         19,930
     29,976     o WATSON PHARMACEUTICALS, INC ............         1,051
      9,000       WELLMAN, INC ..........................            143
      7,924       WEST PHARMACEUTICAL SERVICES ..........            311
     18,900       WITCO CORP ............................            378
     13,700     o ZILA, INC .............................             42
      7,600     o ZONAGEN, INC ..........................             70
                                                             -----------
                                                                 521,687
                                                             -----------
                       See notes to financial statements.                     77

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 COAL MINING--0.00%
      4,900       ARCH COAL, INC ........................    $        68
                                                             -----------
 COMMUNICATIONS--12.02%
     14,100     o ADELPHIA COMMUNICATIONS
                   CORP (CLASS A) .......................            897
        800     o AERIAL COMMUNICATIONS, INC ............             11
     42,854     o ALCATEL S.A. ADR ......................          1,216
     16,400       ALIANT COMMUNICATIONS, INC ............            757
    129,949       ALLTEL CORP ...........................          9,291
      7,900     o AMERICAN MOBILE SATELLITE CORP ........            129
    384,548       AMERITECH CORP ........................         28,264
      1,733     o ARCH COMMUNICATIONS GROUP, INC ........             15
     14,796     o ASCENT ENTERTAINMENT GROUP, INC .......            209
     11,200     o ASSOCIATED GROUP, INC (CLASS A) .......            729
  1,124,457       AT & T CORP ...........................         62,759
    400,496     o AT & T CORP-LIBERTY MEDIA GROUP
                   (CLASS A) ............................         14,718
    544,896       BELL ATLANTIC CORP ....................         35,623
    677,258       BELLSOUTH CORP ........................         31,746
        200     o BHC COMMUNICATIONS, INC (CLASS A) .....             26
     38,254     o CABLEVISION SYSTEMS CORP (CLASS A) ....          2,678
      9,896     o CAPSTAR BROADCASTING CORP (CLASS A) ...            271
    244,219     o CBS CORP ..............................         10,608
      4,000     o CD RADIO, INC .........................            122
      4,100     o CELLULAR COMMUNICATIONS OF
                   PUERTO RICO ..........................            117
      9,900     o CENTURY COMMUNICATIONS CORP
                   (CLASS A) ............................            455
     41,625       CENTURYTEL, INC .......................          1,655
      3,100       CFW COMMUNICATIONS CO .................             75
     38,600     o CHANCELLOR MEDIA CORP (CLASS A) .......          2,128
      7,702     o CHRIS CRAFT INDUSTRIES, INC ...........            363
     44,237       CINCINNATI BELL, INC ..................          1,103
     80,461     o CLEAR CHANNEL COMMUNICATIONS, INC .....          5,547
      1,200     o COM21, INC ............................             20
      2,800       COMCAST CORP (CLASS A) ................            100
    241,156       COMCAST CORP (CLASS A) SPECIAL ........          9,269
      3,066     o COMMONWEALTH TELEPHONE
                   ENTERPRISES ..........................            124
     16,500       COMSAT CORP SERIES 1 ..................            536
     12,600     o CONCENTRIC NETWORK CORP ...............            501
      2,800     o CORECOMM LTD ..........................            135
     42,168     o COX COMMUNICATIONS, INC (CLASS A) .....          1,552
      2,100     o COX RADIO, INC (CLASS A) ..............            114
     15,100     o E.SPIRE COMMUNICATIONS, INC ...........            159
      5,500     o EMMIS COMMUNICATIONS (CLASS A) ........            272
      8,700     o EXODUS COMMUNICATIONS, INC ............          1,043
     58,665       FRONTIER CORP .........................          3,461
     12,930       GAYLORD ENTERTAINMENT CO ..............            388
     27,900     o GLOBAL TELESYSTEMS GROUP, INC .........          2,260
        750       GRAY COMMUNICATIONS SYSTEMS, INC ......             15
    337,783       GTE CORP ..............................         25,587
     24,767     o HEARST-ARGYLE TELEVISION, INC .........            594
      2,900    xo HEARTLAND WIRELESS
                   COMMUNICATIONS, INC ..................              0
      4,400     o HIGHWAYMASTER COMMUNICATIONS, INC .....              7
     13,100     o HISPANIC BROADCASTING CORP ............            994
     16,049     o ICG COMMUNICATIONS, INC ...............            343
      5,700     o IDT CORP ..............................            127
     14,900     o INTERMEDIA COMMUNICATIONS, INC ........            447
     17,300     o ITC DELTACOM, INC .....................            484
      9,000     o IXC COMMUNICATIONS, INC ...............            354
      4,300     o JACOR COMMUNICATIONS, INC
                   WTS 09/18/01 .........................             47
      3,700     o JONES INTERCABLE, INC (CLASS A) .......            181
      7,000     o LCC INTERNATIONAL, INC (CLASS A) ......             32
      4,050     o  LEAP WIRELESS INTERNATIONAL, INC .....             82
    117,600     o LEVEL 3 COMMUNICATIONS, INC ...........          7,063
      6,300     o LORAL SPACE & COMMUNICATIONS LTD ......            113
  1,060,776       LUCENT TECHNOLOGIES, INC ..............         71,536
    652,622     o MCI WORLDCOM, INC .....................         56,166
     16,300     o MCLEODUSA, INC (CLASS A) ..............            897
    205,400     o MEDIA ONE GROUP, INC ..................         15,277
     16,000     o METROMEDIA FIBER NETWORK (CLASS A) ....            575
      1,100     o MGC COMMUNICATIONS, INC ...............             29
     48,200     o NEXTEL COMMUNICATIONS, INC (CLASS A) ..          2,419
     20,600     o NEXTLINK COMMUNICATIONS, INC ..........          1,532
      3,400       NORTH PITTSBURGH SYSTEMS, INC .........             58
     24,866     o NTL, INC ..............................          2,143
     10,100     o OMNIPOINT CORP ........................            292
      4,900     o PACIFIC GATEWAY EXCHANGE, INC .........            143
      4,500     o PAGEMART WIRELESS, INC (CLASS A) ......             34
     31,900     o PAGING NETWORK, INC ...................            154
     12,810     o PANAMSAT CORP .........................            499
      7,303     o PAXSON COMMUNICATIONS CORP ............             99
      2,100     o PEGASUS COMMUNICATIONS CORP ...........             83
      3,900     o POWERTEL, INC .........................            117
     11,500     o PREMIERE TECHNOLOGIES, INC ............            132
      6,500     o PRIMUS TELECOMMUNICATIONS
                   GROUP, INC ...........................            146
     38,378     o QWEST COMMUNICATIONS
                   INTERNATIONAL , INC ..................          1,269
     12,300     o RCN CORP ..............................            512
    689,388       SBC COMMUNICATIONS, INC ...............         39,985
     12,900     o SINCLAIR BROADCASTING GROUP, INC
                   (CLASS A) ............................            211
     22,000     o SKYTEL COMMUNICATIONS, INC ............            461
      1,000     o SMARTALK TELESERVICES, INC ............              0
    238,732       SPRINT CORP (FON GROUP) ...............         12,608
    110,233     o SPRINT CORP (PCS GROUP) ...............          6,297
      6,500     o STAR TELECOMMUNICATIONS, INC ..........             51
     15,500     o TALK.COM, INC .........................            174
     13,400       TCA CABLE TV, INC .....................            744
     16,540     o TCI SATELLITE ENTERTAINMENT (CLASS A) .             49
      9,718       TELEGLOBE, INC (U.S.A.) ...............            289
     18,409       TELEPHONE & DATA SYSTEMS, INC .........          1,345
      1,800     o TELIGENT, INC .........................            108
      1,900     o TRANSACTION NETWORK SERVICES, INC .....             56
     12,300     o TV GUIDE, INC .........................            450
      5,900     o U.S. CELLULAR CORP ....................            316
      4,000     o U.S. LEC CORP (CLASS A) ...............             90
      7,700     o U.S. SATELLITE BROADCASTING, INC
                   (CLASS A) ............................            141
    173,761       U.S. WEST, INC ........................         10,208
     28,130     o U.S.A. NETWORKS, INC ..................          1,129
     13,800     o UNITED INTERNATIONAL HOLDINGS, INC ....            933
      2,100       UNITED TELEVISION, INC ................            220
      8,900     o UNIVISION COMMUNICATIONS, INC .........            587
     12,920     o VIACOM, INC (CLASS A) .................            570
    160,486     o VIACOM, INC (CLASS B) .................          7,061
        150     o VIACOM, INC (CLASS B) WTS 07/07/99 ....              3
     94,460     o VODAFONE GROUP PLC ADR ................         18,609
     24,100     o VOICESTREAM WIRELESS CORP .............            685
      3,600     o WAVO CORP .............................             23
     34,600     o WESTERN WIRELESS CORP (CLASS A) .......            934
     14,700     o WINSTAR COMMUNICATIONS, INC ...........            717
      7,500     o YOUNG BROADCASTING, INC (CLASS A) .....            319
                                                             -----------
                                                                 527,401
                                                             -----------
                       See notes to financial statements.                     78

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 DEPOSITORY INSTITUTIONS--7.91%
      1,000       ALABAMA NATIONAL BANCORP ..............    $        25
     27,900       ALLIED IRISH BANK PLC (SPONS ADR) .....            760
     15,200       AMCORE FINANCIAL, INC .................            351
    106,700       AMSOUTH BANCORP .......................          2,474
      5,600       ANCHOR BANCORP WISCONSIN, INC .........            100
      1,900       ANDOVER BANCORP, INC ..................             60
      1,200       AREA BANCSHARES CORP ..................             33
     40,206       ASSOCIATED BANC-CORP ..................          1,669
     40,545       ASTORIA FINANCIAL CORP ................          1,781
          6       BANCFIRST CORP ........................              0
      1,500       BANCFIRST OHIO CORP ...................             37
     18,300       BANCORPSOUTH, INC .....................            332
     15,400       BANCWEST CORP .........................            572
    616,298       BANK OF AMERICA CORP ..................         45,182
      2,200       BANK OF GRANITE CORP ..................             54
    270,520       BANK OF NEW YORK CO, INC ..............          9,925
    415,802       BANK ONE CORP .........................         24,766
      3,000     o BANK PLUS CORP ........................             16
     13,900       BANK UNITED CORP (CLASS A) ............            559
      8,000       BANKATLANTIC BANCORP, INC (CLASS B) ...             65
    104,169       BANKBOSTON CORP .......................          5,326
      7,810       BANKNORTH GROUP, INC ..................            258
      1,000     o BANKUNITED FINANCIAL CORP (CLASS A) ...             10
      5,500       BAY VIEW CAPITAL CORP .................            113
    102,817       BB&T CORP .............................          3,772
      3,914     o BOK FINANCIAL CORP ....................             99
      1,540       BRENTON BANKS, INC ....................             24
        700       BROOKLINE BANCORP, INC ................              8
        600       BSB BANCORP, INC ......................             16
      1,100       BT FINANCIAL CORP .....................             27
        470     o CALIFORNIA FEDERAL BANK
                   GOODWILL CERT ........................              1
      4,600       CAROLINA FIRST CORP ...................            112
      1,300       CATHAY BANCORP, INC ...................             55
     12,000       CCB FINANCIAL CORP ....................            635
      2,420     o CENTENNIAL BANCORP ....................             33
     10,100    xo CENTURA BANKS, INC ....................            569
      1,400       CENTURY SOUTH BANKS, INC ..............             32
      2,200       CFSB BANCORP, INC .....................             54
     64,980       CHARTER ONE FINANCIAL, INC ............          1,807
    300,138       CHASE MANHATTAN CORP ..................         25,999
      1,875       CHEMICAL FINANCIAL CORP ...............             65
      4,229       CHITTENDEN CORP .......................            132
      6,900       CITIZENS BANKING CORP (MICHIGAN) ......            207
      2,777       CITY HOLDINGS CO ......................             81
     13,100       CITY NATIONAL CORP ....................            490
     12,190       CNB BANCSHARES, INC ...................            695
     38,900       COLONIAL BANCGROUP, INC ...............            542
      1,260     o COLUMBIA BANKING SYSTEM, INC ..........             19
     55,100       COMERICA, INC .........................          3,275
      9,308       COMMERCE BANCORP, INC .................            398
     19,869       COMMERCE BANCSHARES, INC ..............            800
     24,200       COMMERCIAL FEDERAL CORP ...............            561
      1,000       COMMONWEALTH BANCORP, INC .............             18
      1,200       COMMUNITY BANK SYSTEM, INC ............             30
     18,000       COMMUNITY FIRST BANKSHARES, INC .......            430
      1,760       COMMUNITY TRUST BANCORP, INC ..........             41
     41,125       COMPASS BANCSHARES, INC ...............          1,121
     42,762     o CONCORD EFS, INC ......................          1,809
      1,200       CORUS BANKSHARES, INC .................             38
      1,200       CPB, INC ..............................             32
     20,600       CULLEN FROST BANKERS, INC .............            568
      2,054       CVB FINANCIAL CORP ....................             53
     38,700       DIME BANCORP, INC .....................            779
      1,600       DIME COMMUNITY BANCORP, INC ...........             37
      5,460       DOWNEY FINANCIAL CORP .................            120
        900       F & M BANCORP, INC (MARYLAND) .........             30
      2,800       F & M BANCORP, INC (WISCONSIN) ........            106
      8,900       F & M NATIONAL CORP ...................            295
      6,030       F.N.B. CORP ...........................            163
      1,200       FARMERS CAPITAL BANK CORP .............             43
     71,277       FIFTH THIRD BANCORP ...................          4,744
     41,652       FIRST AMERICAN CORP ...................          1,731
     14,800       FIRST BANCORP (PUERTO RICO) ...........            334
      1,600       FIRST CHARTER CORP ....................             40
      2,900       FIRST CITIZENS BANCSHARES, INC (CLASS A)           234
      1,200       FIRST COMMERCE BANCSHARES, INC ........             29
     12,161       FIRST COMMONWEALTH FINANCIAL CORP .....            290
      1,100       FIRST FEDERAL CAPITAL CORP ............             16
     11,440     o FIRST FINANCIAL BANCORP ...............            259
      1,560       FIRST FINANCIAL BANKSHARES, INC .......             50
        700       FIRST FINANCIAL CORP (INDIANA) ........             26
      1,900       FIRST FINANCIAL HOLDINGS, INC .........             36
      1,000       FIRST INDIANA CORP ....................             21
      1,300       FIRST LIBERTY FINANCIAL CORP ..........             41
      1,500       FIRST MERCHANTS CORP ..................             36
      8,600       FIRST MIDWEST BANCORP, INC ............            342
      1,900     o FIRST REPUBLIC BANK ...................             55
     59,612       FIRST SECURITY CORP ...................          1,624
      8,200       FIRST SENTINEL BANCORP, INC ...........             73
        770       FIRST SOURCE CORP .....................             25
     42,300       FIRST TENNESSEE NATIONAL CORP .........          1,621
    319,983       FIRST UNION CORP ......................         15,039
      5,900       FIRST UNITED BANCSHARES, INC ..........            110
     17,650       FIRST VIRGINIA BANKS, INC .............            867
      1,700       FIRST WASHINGTON BANCORP, INC .........             34
      1,600       FIRST WESTERN BANCORP, INC ............             54
    228,814       FIRSTAR CORP ..........................          6,407
      5,350     o FIRSTFED FINANCIAL CORP ...............            103
     27,688       FIRSTMERIT CORP .......................            777
    195,328       FLEET FINANCIAL GROUP, INC ............          8,668
      2,800       FRONTIER FINANCIAL CORP ...............             69
     24,880       FULTON FINANCIAL CORP .................            515
      2,300       GBC BANCORP ...........................             47
      2,400       GOLD BANC CORP, INC ...................             32
     48,200     o GOLDEN STATE BANCORP, INC .............          1,060
     13,600     o GOLDEN STATE BANCORP, INC WTS 01/01/01              18
     15,300       GOLDEN WEST FINANCIAL CORP ............          1,499
      1,650       GRAND PREMIER FINANCIAL, INC ..........             20
      1,200       GREATER BAY BANCORP ...................             40
     28,638       GREENPOINT FINANCIAL CORP .............            940
      1,400     o HAMILTON BANCORP, INC .................             34
      1,800       HANCOCK HOLDINGS CO ...................             81
        700       HARLEYSVILLE NATIONAL CORP ............             25
      4,600       HARRIS FINANCIAL, INC .................             50
     54,148       HIBERNIA CORP (CLASS A) ...............            849
     15,871       HUDSON UNITED BANCORP .................            486
     69,764       HUNTINGTON BANCSHARES, INC ............          2,442
     12,350     o IMPERIAL BANCORP ......................            245
     22,000       INDEPENDENCE COMMUNITY BANK CORP ......            297
      1,400       INDEPENDENT BANK CORP .................             22
      2,000       INTERNATIONAL BANCSHARES CORP .........             85
      3,100       INTERWEST BANCORP, INC ................             78
      2,600       IRWIN FINANCIAL CORP ..................             51
      1,700       JEFFBANKS, INC ........................             48
        900       JEFFERSON SAVINGS BANCORP, INC ........             12
        300     o JSB FINANCIAL, INC ....................             15

                       See notes to financial statements.                     79

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
 DEPOSITORY INSTITUTIONS--(CONTINUED)
    155,639       KEYCORP ...............................          5,000
     17,350       KEYSTONE FINANCIAL, INC ...............            513
      2,341       M & T BANK CORP .......................          1,288
     19,380       MAF BANCORP, INC ......................            470
        200       MAHONING NATIONAL BANCORP, INC ........              9
     34,356       MARSHALL & ILSLEY CORP ................          2,212
    241,105       MBNA CORP .............................          7,384
    182,904       MELLON BANK CORP ......................          6,653
     49,582       MERCANTILE BANCORP, INC ...............          2,832
     21,705       MERCANTILE BANKSHARES CORP ............            768
      1,500       MERCHANTS NEW YORK BANCORP, INC .......             50
        735       MICHIGAN FINANCIAL CORP ...............             24
        618       MID-AMERICA BANCORP ...................             15
      1,100       MISSISSIPPI ValleY BANCSHARES .........             36
     60,265       MORGAN (J.P.) & CO, INC ...............          8,467
      4,400       NATIONAL BANCORP OF ALASKA, INC .......            117
      2,905       NATIONAL CITY BANCSHARES, INC .........             93
    107,922       NATIONAL CITY CORP ....................          7,069
     33,000       NATIONAL COMMERCE BANCORP .............            722
      2,900       NATIONAL PENN BANCSHARES, INC .........             68
      2,205       NBT BANCORP, INC ......................             45
     51,968       NORTH FORK BANCORP, INC ...............          1,108
     31,960       NORTHERN TRUST CORP ...................          3,100
        400       NORTHWEST BANCORP, INC ................              4
     10,200     o OCWEN FINANCIAL CORP ..................             91
     30,708       OLD KENT FINANCIAL CORP ...............          1,286
     16,098       OLD NATIONAL BANCORP ..................            484
      1,500       OMEGA FINANCIAL CORP ..................             52
     10,912       ONE VALLEY BANCORP, INC ...............            409
      3,533       ORIENTAL FINANCIAL GROUP ..............             85
      3,700       PACIFIC CAPITAL BANCORP ...............            117
     25,400       PACIFIC CENTURY FINANCIAL CORP ........            548
      2,900       PARK NATIONAL CORP ....................            290
      5,400       PEOPLES BANCORP, INC ..................             54
      8,600       PEOPLES BANK OF BRIDGEPORT CO .........            262
     38,204       PEOPLES HERITAGE FINANCIAL GROUP, INC .            719
      2,100       PEOPLES HOLDINGS CO ...................             68
      1,900     o PFF BANCORP, INC ......................             36
    105,139       PNC BANK CORP .........................          6,059
     44,152       POPULAR, INC ..........................          1,338
     12,182       PREMIER BANCSHARES, INC ...............            223
      2,000       PRIME BANCORP, INC ....................             55
      9,989       PROVIDENT BANKSHARES CORP .............            232
     12,200       PROVIDENT FINANCIAL GROUP .............            534
     43,794       PROVIDIAN FINANCIAL CORP ..............          4,095
     19,200       QUEENS COUNTY BANCORP, INC ............            622
     75,630       REGIONS FINANCIAL CORP ................          2,907
        700       RELIANCE BANCORP, INC .................             19
      2,600       REPUBLIC BANCORP, INC .................             39
     37,664       REPUBLIC NEW YORK CORP ................          2,568
      9,300       REPUBLIC SECURITY FINANCIAL CORP ......             78
      4,300       RICHMOND COUNTY FINANCIAL CORP ........             83
     15,700       RIGGS NATIONAL CORP ...................            323
     37,635       ROSLYN BANCORP, INC ...................            647
      9,600       S & T BANCORP, INC ....................            242
      2,000       SANDY SPRING BANCORP, INC .............             56
        900       SHORELINE FINANCIAL CORP ..............             27
      7,100     o SILICON VALLEY BANCSHARES .............            176
      1,000       SIMMONS FIRST NATIONAL CORP (CLASS A) .             32
     15,973       SKY FINANCIAL GROUP, INC ..............            435
     56,700       SOUTHTRUST CORP .......................          2,176
      4,300     o SOUTHWEST BANCORP OF TEXAS, INC .......             77
     58,440       SOVEREIGN BANCORP, INC ................            709
     22,625       ST. PAUL BANCORP, INC .................            577
     55,500       STATE STREET CORP .....................          4,738
     11,000       STATEN ISLAND BANCORP, INC ............            198
      3,300       STERLING BANCORP ......................             63
      3,500       STERLING BANCSHARES, INC ..............             47
        800       STERLING FINANCIAL CORP ...............             27
     60,121       SUMMIT BANCORP ........................          2,514
    110,459       SUNTRUST BANKS, INC ...................          7,670
     16,380       SUSQUEHANNA BANCSHARES, INC ...........            290
     77,887       SYNOVUS FINANCIAL CORP ................          1,548
     28,900       TCF FINANCIAL CORP ....................            806
      2,300       TEXAS REGIONAL BANCSHARES, INC
                   (CLASS A) ............................             63
      4,309       TRIANGLE BANCORP, INC .................             73
      2,700       TRUST CO OF New Jersey ................             63
     10,235       TRUSTCO BANK CORP .....................            275
     19,800       TRUSTMARK CORP ........................            453
    254,243       U.S. BANCORP ..........................          8,644
      7,600       U.S. TRUST CORP .......................            703
      1,320       U.S.B. HOLDINGS CO, INC ...............             20
      5,540       UMB FINANCIAL CORP ....................            238
     60,043       UNION PLANTERS CORP ...................          2,683
      8,800       UNIONBANCAL CORP ......................            318
     14,900       UNITED BANKSHARES, INC ................            395
      1,650       UNITED NATIONAL BANCORP ...............             39
      2,200       USBANCORP, INC ........................             35
     13,900       UST CORP ..............................            420
     20,360       VALLEY NATIONAL BANCORP ...............            585
     68,806       WACHOVIA CORP .........................          5,887
     18,037       WASHINGTON FEDERAL, INC ...............            405
    214,739       WASHINGTON MUTUAL, INC ................          7,596
      2,000       WASHINGTON TRUST BANCORP, INC .........             36
     14,800       WEBSTER FINANCIAL CORP ................            401
    585,318       WELLS FARGO CO ........................         25,022
      4,400       WESBANCO, INC .........................            132
      1,920       WEST COAST BANCORP (OREGON) ...........             34
     12,600       WESTAMERICA BANCORP ...................            460
      8,300       WESTERN BANCORP .......................            361
     18,000       WESTERNBANK PUERTO RICO ...............            235
      9,000       WHITNEY HOLDINGS CORP .................            358
     11,200       WILMINGTON TRUST CORP .................            643
     36,700       ZIONS BANCORP .........................          2,330
                                                             -----------
                                                                 347,120
                                                             -----------
 EATING AND DRINKING PLACES--0.84%
      7,000     o ADVANTICA RESTAURANT GROUP, INC .......             24
     24,400     o APPLEBEES INTERNATIONAL, INC ..........            735
     11,800       AVADO BRANDS, INC .....................             99
     29,200       BOB EVANS FARMS, INC ..................            580
     11,100    xo BOSTON CHICKEN, INC ...................              7
     26,600     o BRINKER INTERNATIONAL, INC ............            723
     14,500     o BUFFETS, INC ..........................            167
     19,600       CBRL GROUP, INC .......................            339
      5,700     o CEC ENTERTAINMENT, INC ................            241
     17,718       CKE RESTAURANTS, INC ..................            288
      7,225     o CONSOLIDATED PRODUCTS, INC ............            130
     45,800       DARDEN RESTAURANTS, INC ...............            999
      1,500     o DAVE & BUSTERS, INC ...................             44
     13,600     o FOODMAKER, INC ........................            386
     49,023       HOST MARRIOTT CORP (NEW) ..............            582
     14,340     o HOST MARRIOTT SERVICES CORP ...........            117
      6,600     o IHOP CORP (NEW) .......................            159
      8,700     o LANDRYS SEAFOOD RESTAURANTS, INC ......             70
     10,600     o LONE STAR STEAKHOUSE & SALOON, INC ....            103
     16,700       LUBYS, INC ............................            251

80                     See notes to financial statements.

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
EATING AND DRINKING PLACES--(CONTINUED)
     83,100       MARRIOTT INTERNATIONAL (CLASS A) ......    $     3,106
    471,500       MCDONALD'S CORP .......................         19,479
     12,000       MORRISON HEALTH CARE, INC .............            300
     22,700     o OUTBACK STEAKHOUSE, INC ...............            892
      9,350     o PAPA JOHNS INTERNATIONAL, INC .........            418
      3,400     o PJ AMERICA, INC .......................             72
      7,100     o PLANET HOLLYWOOD, INC (CLASS A) .......              5
      7,250     o RAINFOREST CAFE, INC ..................             37
     20,700       RUBY TUESDAY, INC .....................            393
     17,200     o RYANS FAMILY STEAK HOUSES, INC ........            200
      6,200     o SBARRO, INC ...........................            168
     17,900     o SHONEYS, INC ..........................             39
     10,800     o SODEXHO MARRIOTT SERVICES, INC ........            207
      5,600     o SONIC CORP ............................            183
      4,500     o THE CHEESECAKE FACTORY CO .............            137
     49,390     o TRICON GLOBAL RESTAURANTS, INC ........          2,673
     15,190     o U.S. FOODSERVICE, INC .................            647
     28,600       VIAD CORP. ............................            885
     35,300       WENDYS INTERNATIONAL, INC .............            999
                                                             -----------
                                                                  36,884
                                                             -----------
 EDUCATIONAL SERVICES--0.04%
     12,487     o APOLLO GROUP, INC (CLASS A) ...........            332
      1,400     o BERLITZ INTERNATIONAL, INC ............             26
      4,700     o COMPUTER LEARNING CENTERS, INC ........             23
     27,800     o DEVRY, INC ............................            622
      3,200     o EDUCATION MANAGEMENT CORP .............             66
      3,500     o ITT EDUCATIONAL SERVICES, INC .........             91
      2,800     o LEARNING TREE INTERNATIONAL, INC ......             31
      1,900       STRAYER EDUCATION, INC ................             58
     11,650     o SYLVAN LEARNING SYSTEMS, INC ..........            317
                                                             -----------
                                                                   1,566
                                                             -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.50%
     40,800     o AES CORP ..............................          2,372
     62,300       AGL RESOURCES, INC ....................          1,149
     92,770       ALLEGHENY ENERGY, INC .................          2,974
     32,234       ALLIANT ENERGY CORP ...................            915
     53,715     o ALLIED WASTE INDUSTRIES, INC ..........          1,061
     67,313       AMEREN CORP ...........................          2,583
     85,169       AMERICAN ELECTRIC POWER CO, INC .......          3,199
     32,439       AMERICAN WATER WORKS CO, INC ..........            997
     41,400     o AQUA ALLIANCE, INC ....................             41
      4,195       AQUARION CO ...........................            146
      8,812       ATMOS ENERGY CORP .....................            220
     25,500       AVISTA CORP ...........................            414
     18,900       BEC ENERGY ............................            780
      4,728       BLACK HILLS CORP ......................            109
     54,200       BROWNING FERRIS INDUSTRIES, INC .......          2,331
      2,707       CALIFORNIA WATER SERVICE GROUP ........             71
      7,762     o CALPINE CORP ..........................            419
     48,787       CAROLINA POWER & LIGHT CO .............          2,089
        900     o CASELLA WASTE SYSTEMS, INC (CLASS A)...             23
     68,856       CENTRAL & SOUTH WEST CORP .............          1,610
      8,800       CENTRAL HUDSON GAS & ELECTRIC CORP ....            370
      7,800       CILCORP, INC ..........................            488
     48,223       CINERGY CORP ..........................          1,543
     77,226     o CITIZENS UTILITIES CO (CLASS B) .......            859
     15,600       CLECO CORP ............................            474
     27,411       CMP GROUP, INC ........................            718
     30,400       CMS ENERGY CORP .......................          1,273
     58,700       COASTAL CORP ..........................          2,348
      1,700       COLONIAL GAS CO .......................             63
     24,391       COLUMBIA ENERGY GROUP .................          1,529
     16,700       COMMONWEALTH ENERGY SYSTEM CO .........            701
     39,425       CONECTIV, INC .........................            963
      4,287       CONECTIV, INC (CLASS A) ...............            180
      1,500       CONNECTICUT ENERGY CORP ...............             58
     73,219       CONSOLIDATED EDISON CO OF N.Y., INC ...          3,313
     28,300       CONSOLIDATED NATURAL GAS CO ...........          1,719
     54,479       CONSTELLATION ENERGY GROUP ............          1,614
      1,230       CTG RESOURCES, INC ....................             45
     57,688       DOMINION RESOURCES, INC ...............          2,499
     50,100       DPL, INC ..............................            921
     23,600       DQE, INC ..............................            947
     45,993       DTE ENERGY CO .........................          1,840
    114,651       DUKE ENERGY CORP ......................          6,234
     29,500       DYNEGY, INC ...........................            601
     11,000       EASTERN ENTERPRISES CO ................            437
     20,300       EASTERN UTILITIES ASSOCIATION CO ......            591
    112,200       EDISON INTERNATIONAL CO ...............          3,001
     15,208     o EL PASO ELECTRIC CO ...................            136
     33,896       EL PASO ENERGY CORP ...................          1,193
      1,600       EMPIRE DISTRICT ELECTRIC CO ...........             42
      6,286       ENERGEN CORP ..........................            117
     32,200       ENERGY EAST CORP ......................            837
     73,253       ENTERGY CORP ..........................          2,289
     19,400       EQUITABLE RESOURCES, INC ..............            732
      1,100       ETOWN CORP ............................             50
     75,536       FIRSTENERGY CORP ......................          2,342
     35,200       FLORIDA PROGRESS CORP .................          1,454
     62,500       FPL GROUP, INC ........................          3,414
     40,421       GPU, INC ..............................          1,705
     13,700       HAWAIIAN ELECTRIC INDUSTRIES, INC .....            486
     16,500       IDACORP, INC ..........................            520
     20,400       ILLINOVA CORP .........................            556
     10,400       INDIANA ENERGY, INC ...................            222
     33,600       IPALCO ENTERPRISES, INC ...............            712
     27,700       KANSAS CITY POWER & LIGHT CO ..........            706
     20,200     o KELLEY OIL & GAS CORP .................              4
     48,204       KEYSPAN CORP ..........................          1,271
     17,700       KN ENERGY, INC ........................            237
      2,300       LACLEDE GAS CO ........................             53
     45,405       LOUISVILLE GAS & ELECTRIC ENERGY CORP..            954
      1,500       MADISON GAS & ELECTRIC CO .............             31
     23,100       MCN ENERGY GROUP, INC .................            479
     15,450       MDU RESOURCES GROUP, INC ..............            352
     16,200     o MIDAMERICAN ENERGY HOLDINGS CO ........            561
     32,600       MINNESOTA POWER, INC ..................            648
      3,800    xo MOLTEN METAL TECHNOLOGY, INC ..........              0
     22,700       MONTANA POWER CO ......................          1,600
     11,500       NATIONAL FUEL GAS CO ..................            558
     25,500       NEVADA POWER CO .......................            638
     31,185       NEW CENTURY ENERGIES, INC .............          1,210
     20,200       NEW ENGLAND ELECTRIC SYSTEMS CO .......          1,013
      7,300       NEW JERSEY RESOURCES CORP .............            273
     20,000     o NEWPARK RESOURCES, INC ................            178
     64,100     o NIAGARA MOHWAK HOLDINGS, INC ..........          1,030
     14,200       NICOR, INC ............................            540
     33,500       NISOURCE, INC .........................            865
      2,490       NORTH CAROLINA NATURAL GAS CORP .......             85
     51,400     o NORTHEAST UTILITIES CO ................            909
     41,400       NORTHERN STATES POWER CO ..............          1,001
     11,900       NORTHWEST NATURAL GAS CO ..............            287
      6,000       NORTHWESTERN CORP .....................            145
      1,100       NUI CORP ..............................             28


                      See notes to financial statements.                      81

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
     28,200       OGE ENERGY CORP .......................    $       670
     10,080       ONEOK, INC ............................            320
     12,200       ORANGE & ROCKLAND UTILITY, INC ........            713
        500       OTTER TAIL POWER CO ...................             19
     84,200       PACIFICORP ............................          1,547
     72,000       PECO ENERGY CO ........................          3,015
      1,500       PENNSYLVANIA ENTERPRISES, INC .........             46
     10,100       PEOPLES ENERGY CORP ...................            381
    118,965       PG&E CORP .............................          3,866
      7,000       PHILADELPHIA SUBURBAN CORP ............            161
     10,093       PIEDMONT NATURAL GAS CO, INC ..........            314
     27,400       PINNACLE WEST CAPITAL CORP ............          1,103
     38,200       POTOMAC ELECTRIC POWER CO .............          1,125
     47,632       PP&L RESOURCES, INC ...................          1,465
     31,500       PUBLIC SERVICE CO OF NEW MEXICO .......            626
      4,100       PUBLIC SERVICE CO OF NORTH CAROLINA ...            120
     67,223       PUBLIC SERVICE ENTERPRISE GROUP, INC ..          2,748
     32,840       PUGET SOUND ENERGY, INC ...............            788
     28,600       QUESTAR CORP ..........................            547
     78,549       RELIANT ENERGY, INC ...................          2,170
     21,300       ROCHESTER GAS & ELECTRIC CORP .........            566
     28,200       SCANA CORP ............................            659
      3,800       SEMCO ENERGY, INC .....................             59
     66,629       SEMPRA ENERGY .........................          1,507
     18,700       SIERRA PACIFIC RESOURCES ..............            680
      6,300       SIG CORP, INC .........................            178
     34,426       SONAT, INC ............................          1,140
        600       SOUTH JERSEY INDUSTRIES, INC ..........             17
    231,715       SOUTHERN CO ...........................          6,140
      4,360     o SOUTHERN UNION CO .....................             95
      8,000       SOUTHWEST GAS CORP ....................            229
     24,900       SOUTHWESTERN ENERGY CO ................            263
      6,400     o SUPERIOR SERVICES, INC ................            171
     41,100       TECO ENERGY, INC ......................            935
     88,082       TEXAS UTILITIES CO ....................          3,633
      1,300       TNP ENTERPRISES, INC ..................             47
      7,610       UGI CORP ..............................            154
     69,000       UNICOM CORP ...........................          2,661
     15,240     o UNISOURCE ENERGY CORP HOLDINGS CO .....            182
     11,500       UNITED ILLUMINATING CO ................            488
      8,200       UNITED WATER RESOURCES, INC ...........            186
     28,869       UTILICORP UNITED, INC .................            702
     10,800       WASHINGTON GAS LIGHT CO ...............            281
    206,091     o WASTE MANAGEMENT, INC .................         11,077
     31,000     o WASTEMASTERS, INC .....................              2
      3,300       WESTERN GAS RESOURCES, INC ............             53
     17,500       WESTERN RESOURCES, INC ................            466
     18,000       WICOR, INC ............................            503
    143,716       WILLIAMS COS, INC .....................          6,117
     30,300       WISCONSIN ENERGY CORP .................            759
      9,200       WPS RESOURCES CORP ....................            276
      1,500       YANKEE ENERGY SYSTEMS, INC ............             60
                                                            ------------
                                                                 153,325
                                                            ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.04%
      4,700     o AAVID THERMAL TECHNOLOGIES, INC .......            106
      9,400     o ACTEL CORP ............................            139
      8,800     o ADAPTIVE BROADBAND CORP ...............            193
     46,600     o ADC TELECOMMUNICATIONS, INC ...........          2,123
     13,900     o ADTRAN, INC ...........................            506
      2,000     o ADVANCED ENERGY INDUSTRIES, INC .......             81
     20,400     o ADVANCED FIBRE COMMUNICATIONS .........            319
      2,200     o ADVANCED LIGHTING TECHNOLOGIES, INC ...             20
     48,407     o ADVANCED MICRO DEVICES, INC ...........            874
     95,420       ALLEGHENY TELEDYNE, INC ...............          2,159
      8,085     o ALLEN TELECOM, INC ....................             87
     10,900     o ALLIANCE SEMICONDUCTOR CORP ...........            108
     68,300     o ALTERA CORP ...........................          2,514
     54,800     o AMERICAN POWER CONVERSION CORP ........          1,103
     46,680     o AMERICAN TOWER SYSTEMS (CLASS A) ......          1,120
     15,800       AMETEK, INC ...........................            363
     13,300     o AMKOR TECHNOLOGY, INC .................            136
     15,720     o AMPEX CORP (CLASS A) ..................             80
      7,900     o AMPHENOL CORP (CLASS A) ...............            314
      3,700     o ANADIGICS, INC ........................            137
     57,756     o ANALOG DEVICES, INC ...................          2,899
     28,987     o ANDREW CORP ...........................            549
      8,200     o ANTEC CORP ............................            263
      6,600     o APPLIED INNOVATION, INC ...............             31
      5,400     o APPLIED MAGNETICS CORP ................             17
      7,500     o APPLIED MICRO CIRCUITS CORP ...........            617
     11,500     o ARTESYN TECHNOLOGIES, INC .............            255
      2,500     o ARTISAN COMPONENTS, INC ...............             29
     17,200     o ASPECT TELECOMMUNICATIONS CORP ........            168
     34,700     o ATMEL CORP ............................            909
      5,700     o AURA SYSTEMS, INC .....................              1
     25,700       AVX CORP ..............................            626
      9,866       BALDOR ELECTRIC CO ....................            196
      2,241     o BENCHMARK ELECTRONICS, INC ............             81
      8,900       BMC INDUSTRIES, INC ...................             92
      2,200     o BROADCOM CORP (CLASS A) ...............            318
     11,550     o BURR BROWN CORP .......................            423
      2,572       C&D TECHNOLOGIES, INC .................             79
      8,800     o CELLNET DATA SYSTEMS, INC .............             79
      9,200     o CHECKPOINT SYSTEMS, INC ...............             82
     14,800     o CIDCO, INC ............................            110
     35,700     o CIENA CORP ............................          1,078
     11,633     o COMMSCOPE, INC ........................            358
     22,610     o COMVERSE TECHNOLOGY, INC ..............          1,707
     23,022     o CONEXANT SYSTEMS, INC .................          1,337
     30,373       COOPER INDUSTRIES, INC ................          1,579
      5,506       CTS CORP ..............................            385
     29,300     o CYPRESS SEMICONDUCTOR CORP ............            483
     11,200       DALLAS SEMICONDUCTOR CORP .............            566
      3,700     o DAVOX CORP ............................             44
     19,000     o  DIGITAL MICROWAVE CORP ...............            242
     10,280     o DII GROUP, INC ........................            384
     12,800     o DSP COMMUNICATIONS, INC ...............            370
      4,000     o ECHOSTAR COMMUNICATIONS CORP
                  (CLASS A) .............................            614
      3,200     o ELECTRO SCIENTIFIC INDUSTRIES, INC ....            134
    147,346       EMERSON ELECTRIC CO ...................          9,264
      3,900     o ESS TECHNOLOGY ........................             52
        900     o EVANS & SUTHERLAND COMPUTER CORP ......             12
      1,200     o EXCEL SWITCHING CORP ..................             36
      4,600       EXIDE CORP ............................             68
      6,400     o GENERAL DATACOMM INDUSTRIES, INC ......             17
  1,156,322       GENERAL ELECTRIC CO ...................        130,664
     46,200     o GENERAL INSTRUMENT CORP ...............          1,964
      6,800     o GENERAL SEMICONDUCTOR, INC ............             62
      1,100     o GENLYTE GROUP, INC ....................             25
      9,900    xo GEOTEK COMMUNICATIONS, INC ...........              0
     18,687     o GLENAYRE TECHNOLOGIES, INC ............             67
      4,500     o HADCO CORP ............................            179
      8,350       HARMAN INTERNATIONAL INDUSTRIES, INC ..            367
      2,300       HARMON INDUSTRIES, INC ................             46


82                 See notes to financial statements.

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
ELECTRONIC AND OTHER EQUIPMENT--(CONTINUED)
     27,500       HARRIS CORP ...........................   $      1,078
      7,300       HELIX TECHNOLOGY CORP .................            175
     13,000     o HMT TECHNOLOGY CORP ...................             33
      1,600     o HOLOPHANE CORP ........................             61
     16,350       HUBBELL, INC (CLASS B) ................            742
      6,400     o HUTCHINSON TECHNOLOGY, INC ............            178
      2,400       INNOVEX, INC ..........................             34
     25,100     o INTEGRATED DEVICE TECHNOLOGY, INC .....            273
      2,300     o INTEGRATED SILICON SOLUTION, INC ......             13
  1,174,740       INTEL CORP ............................         69,897
      6,800       INTER-TEL, INC ........................            124
     24,800     o INTERDIGITAL COMMUNICATIONS CORP ......            115
     16,500     o INTERNATIONAL RECTIFIER CORP ..........            220
     10,800     o INTERVOICE, INC .......................            156
        700     o ITI TECHNOLOGIES, INC .................             16
      6,500     o ITRON, INC ............................             56
     14,700     o JABIL CIRCUIT, INC ....................            663
     12,600       JUNO LIGHTING, INC ....................            309
     16,400     o KEMET CORP ............................            376
     16,200     o KOMAG, INC ............................             54
      1,400     o KOPIN CORP ............................             34
      2,000     o L-3 COMMINUCATIONS HOLDINGS, INC ......             97
      8,000     o LATTICE SEMICONDUCTOR CORP ............            498
     13,600     o LEVEL ONE COMMUNICATIONS, INC .........            666
     52,200       LINEAR TECHNOLOGY CO ..................          3,510
      9,800     o LITTLEFUSE, INC .......................            189
      2,400     o LO-JACK CORP ..........................             20
     48,972     o LSI LOGIC CORP ........................          2,259
     13,000     o MAGNETEK, INC .........................            137
     41,600     o MAXIM INTEGRATED PRODUCTS .............          2,766
     31,300       MAYTAG CO .............................          2,181
     12,900     o MEMC ELECTRONIC MATERIALS, INC ........            157
     14,500       METHODE ELECTRONICS, INC (CLASS A) ....            332
      4,700     o MICREL, INC ..........................             348
     17,000     o MICROCHIP TECHNOLOGY, INC .............            805
     73,509     o MICRON TECHNOLOGY, INC ................          2,963
     11,600     o MMC NETWORKS, INC .....................            519
     26,032       MOLEX, INC ............................            963
      1,400     o MOOG, INC (CLASS A) ...................             48
    211,000       MOTOROLA, INC .........................         19,992
      7,300     o MRV COMMUNICATIONS, INC ...............             96
     14,300     o MYLEX CORP ............................             83
      4,000       NATIONAL PRESTO INDUSTRIES, INC .......            153
     53,892     o NATIONAL SEMICONDUCTOR CORP ...........          1,364
     16,200       NATIONAL SERVICE INDUSTRIES, INC ......            583
      7,200     o NEOMAGIC CORP .........................             61
     12,607       NORTEL NETWORKS CORP (U.S.) ...........          1,094
      6,200     o OAK INDUSTRIES, INC ...................            271
      6,800     o OAK TECHNOLOGY, INC ...................             25
     49,100     o OIS OPTICAL IMAGING SYSTEMS, INC ......              1
     15,700     o P-COM, INC ............................             82
     22,500     o PAIRGAIN TECHNOLOGIES, INC ............            259
      1,300       PARK ELECTROCHEMICAL CORP .............             37
      8,200     o PHOTRONICS, INC .......................            201
      7,300     o PICTURETEL CORP .......................             58
      9,900       PITTWAY CORP (CLASS A) ................            338
      5,800     o PLANTRONICS, INC ......................            378
      3,000     o PLEXUS CORP ...........................             90
     19,800     o PMC-SIERRA, INC .......................          1,167
      4,600     o POLYCOM, INC ..........................            179
      2,500     o POWERWAVE TECHNOLOGIES, INC ...........             81
      9,100     o PREMISYS COMMUNICATIONS, INC ..........             67
      6,600     o QLOGIC CORP ...........................            871
     43,700     o QUALCOMM, INC .........................          6,271
      5,000     o RAMBUS, INC ...........................            461
     26,300       RAYCHEM CORP ..........................            973
      8,200     o RAYOVAC CORP ..........................            186
     13,600     o READ RITE CORP ........................             84
      6,300     o RECOTON CORP ..........................             57
     11,700     o REMEC, INC ............................            189
     13,300     o S3, INC ...............................            121
     18,990     o SANMINA CORP ..........................          1,441
      3,900     o SAWTEK, INC ...........................            179
     20,577     o SCI SYSTEMS, INC ......................            977
     25,500       SCIENTIFIC-ATLANTA, INC ...............            918
      4,200     o SCM MICROSYSTEMS, INC .................            195
      8,600     o SDL, INC ..............................            439
      4,800     o SEMTECH CORP ..........................            250
     28,200     o SENSORMATIC ELECTRONICS CORP ..........            393
      1,100     o SILICONIX, INC ........................             38
      5,600     o SIPEX CORP ............................            115
      6,050     o SLI, INC ..............................            163
      9,900     o SMART MODULAR TECHNOLOGIES, INC .......            172
     80,000     o SOLECTRON CORP ........................          5,335
     10,600       STEWART & STEVENSON SERVICES, INC .....            162
     33,526     o SUNBEAM CORP ..........................            266
      3,400       TECHNITROL, INC .......................            110
     11,300     o TEKELEC ...............................            138
     10,300       TELEFLEX, INC .........................            447
    122,488     o TELLABS, INC ..........................          8,276
    137,241       TEXAS INSTRUMENTS, INC ................         19,900
     17,005       THOMAS & BETTS CORP ...................            803
      2,000       THOMAS INDUSTRIES, INC ................             41
     13,800     o UCAR INTERNATIONAL, INC ...............            348
     13,400     o UNIPHASE CORP .........................          2,224
     12,300     o UNITRODE CORP .........................            353
     10,500     o VARIAN SEMICONDUCTOR EQUIPMENT
                    ASSOCIATION .........................            179
      8,200     o VICOR CORP ............................            174
      3,800     o VIDEOSERVER, INC ......................             36
     23,671     o VISHAY INTERTECHNOLOGY, INC ...........            497
     25,400     o VITESSE SEMICONDUCTOR CORP ............          1,713
      7,300     o WESTELL TECHNOLOGIES, INC (CLASS A) ...             51
     25,000       WHIRLPOOL CORP ........................          1,850
      9,633     o WINDMERE-DURABLE HOLDINGS, INC ........            163
     12,600     o WORLD ACCESS, INC ....................             178
     46,400     o XILINX, INC ...........................          2,656
      4,400    xo ZENITH ELECTRONICS CORP ..............               2
      5,300     o ZOLTEK COS, INC .......................             42
                                                            ------------
                                                                 352,572
                                                            ------------
 ENGINEERING AND  MANAGEMENT SERVICES--0.20%
      3,800     o AHL SERVICES, INC .....................             95
      7,300       BLOUNT INTERNATIONAL, INC .............            198
     13,000     o CATALYTICA, INC .......................            182
      1,700     o DATA TRANSMISSION NETWORK CORP ........             48
      1,400     o DIAMOND TECHNOLOGY PARTNERS, INC
                   (CLASS A) ............................             31
     54,848       DUN & BRADSTREET CORP .................          1,944
     21,300       EG & G, INC ...........................            759
      2,300     o ENTREMED, INC .........................             52
      2,200     o F.Y.I., INC ...........................             69
      8,581     o FIRST CONSULTING GROUP, INC ...........             91
     15,600     o GARTNER GROUP, INC (CLASS A) ..........            320
      3,100     o HAGLER BAILLY, INC ....................             32
      7,200     o INCYTE PHARMACEUTICALS, INC ...........            190
      6,200     o JACOBS ENGINEERING GROUP, INC .........            236
      1,200     o KENDLE INTERNATIONAL, INC .............             19

                   See notes to financial statements.                         83

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)
      3,400     o LASON, INC ............................    $       169
      2,900     o MAXIMUS, INC ..........................             83
     20,500     o MEDAPHIS CORP .........................            118
      2,000     o META GROUP, INC .......................             31
      4,800     o METZLER GROUP, INC ....................            133
     15,100    xo NEUROMEDICAL SYSTEMS, INC .............              0
      3,700     o NFO WORLDWIDE, INC ....................             52
      1,800     o NICHOLS RESEARCH CORP .................             39
      9,000     o PAREXEL INTERNATIONAL CORP ............            120
      4,700     o PHARMACEUTICAL PRODUCT
                  DEVELOPMENT ...........................            129
      2,500     o PROBUSINESS SERVICES, INC .............             90
      3,300     o PROFIT RECOVERY GROUP
                  INTERNATIONAL .........................            156
     27,712     o QUINTILES TRANSNATIONAL CORP ..........          1,164
     10,600     o RENAISSANCE WORLDWIDE, INC ............             84
     83,050       SERVICEMASTER CO ......................          1,557
      6,500     o STAFF LEASING, INC ....................             84
      1,900     o SUPERIOR CONSULTANT HOLDINGS CORP ....             47
      1,200       TEJON RANCH CO ........................             30
     10,312     o TETRA TECH, INC .......................            170
      2,500     o URS CORP ..............................             73
      3,000     o WACKENHUT CORRECTIONS CORP ............             59
      7,700     o WHITTMAN HART, INC ....................            244
                                                            ------------
                                                                   8,898
                                                            ------------
 FABRICATED METAL  PRODUCTS--0.69%
        600     o ALLIANT TECHSYSTEMS, INC ..............             52
      1,676     o ALLTRISTA CORP ........................             55
      2,219       AMCAST INDUSTRIAL CORP ................             36
     12,323       BALL CORP .............................            521
      5,852       BARNES GROUP, INC .....................            127
        900     o BUTLER MANUFACTURING CO ...............             25
        745       CHART INDUSTRIES, INC .................              6
      7,400     o COLEMAN CO, INC .......................             69
     16,725       CRANE CO ..............................            526
     32,453       CROWN CORK & SEAL CO, INC .............            925
    391,622       GILLETTE CO ...........................         16,057
      5,500     o GRIFFON CORP .........................              43
      1,400     o GULF ISLAND FABRICATION, INC ..........             17
     12,200       HARSCO CORP ...........................            390
     19,413       MARK IV INDUSTRIES, INC ...............            410
    112,422       MASCO CORP ............................          3,246
      1,500     o MATERIAL SCIENCES CORP ................             23
      9,800     o METALS U.S.A., INC ....................            125
      3,000     o NCI BUILDING SYSTEMS, INC .............             64
      2,300     o NORTEK, INC ...........................             72
     34,975       PARKER-HANNIFIN CORP ..................          1,600
      7,100       PRIMEX TECHNOLOGIES, INC ..............            153
     50,344       ROCKWELL INTERNATIONAL CORP ...........          3,058
     40,700     o ROHN INDUSTRIES, INC ..................             56
      5,500     o SILGAN HOLDINGS, INC ..................            109
     19,250       SNAP-ON, INC ..........................            697
      2,900     o SPS TECHNOLOGIES, INC .................            109
     23,600       STANLEY WORKS CO ......................            760
     12,700       STRUM, RUGER & CO, INC ................            136
     21,500     o TOWER AUTOMOTIVE, INC .................            547
      6,700       VALMONT INDUSTRIES ....................            114
      5,600       WATTS INDUSTRIES, INC (CLASS A) .......            107
     10,700     o WYMAN-GORDON CO .......................            207
                                                            ------------
                                                                  30,442
                                                            ------------
 FISHING, HUNTING, AND TRAPPING--0.00%
     3,900      o ZAPATA CORP                                         33
                                                            ------------
 FOOD AND KINDRED PRODUCTS--3.32%
     14,900     o AGRIBIOTECH, INC ....................               90
     11,360     o AGRIBRANDS INTERNATIONAL, INC .......              449
      8,600     o AMERICAN ITALIAN PASTA CO (CLASS A) .              261
    155,966       ANHEUSER BUSCH COS, INC .............           11,064
    255,200       ARCHER DANIELS MIDLAND CO ...........            3,940
      5,200     o BERINGER WINE ESTATES HOLDINGS, INC
                    (CLASS B) .........................              217
     94,845       BESTFOODS, INC ......................            4,695
      7,305     o BOSTON  BEER CO, INC (CLASS A) ......               59
     14,750       BROWN FORMAN, INC (CLASS B) .........              962
      4,000     o BUSH BOAKE ALLEN, INC ...............              117
     73,651       CAMPBELL SOUP CO ....................            3,416
      4,600     o CANANDAIGUA BRANDS, INC (CLASS A) ...              241
     14,200       CHIQUITA BRANDS INTERNATIONAL, INC ..              128
      1,100       COCA COLA BOTTLING CO CONSOLIDATED ..               62
    803,794       COCA COLA CO ........................           50,237
     81,900       COCA COLA ENTERPRISES, INC ..........            2,437
    164,473       CONAGRA, INC ........................            4,379
     10,000       COORS (ADOLPH) CO (CLASS B) .........              495
     12,675       CORN PRODUCTS INTERNATIONAL, INC ....              386
     11,500       DEAN FOODS CO .......................              478
     15,300       DOLE FOOD, INC ......................              449
      9,500       DREYERS GRAND ICE CREAM, INC ........              144
     15,860       EARTHGRAINS CO ......................              409
        100       FARMER BROTHERS CO ..................               20
     30,650       FLOWERS INDUSTRIES, INC .............              665
     53,411       GENERAL MILLS, INC ..................            4,293
      2,600     o HAIN FOOD GROUP, INC ................               54
    111,909       HEINZ (H.J.) CO .....................            5,609
     28,637       HERSHEY FOODS CORP ..................            1,700
     11,800       HORMEL FOODS CORP ...................              475
     25,300       IBP, INC ............................              601
      8,800     o INTERNATIONAL HOME FOODS, INC .......              162
     12,100       INTERSTATE BAKERIES CORP ..............            271
      5,900     o KEEBLER FOODS CO ....................              179
     72,600       KELLOGG CO ............................          2,396
     12,150       LANCASTER COLONY CORP .................            419
      9,400       LANCE, INC ............................            147
     21,100       MCCORMICK & CO, INC (NON-VOTE) ........            666
      7,200       MICHAEL FOODS, INC ....................            169
    106,383       NABISCO GROUP HOLDINGS ................          2,081
     17,500       NABISCO HOLDINGS CORP (CLASS A) .......            757
    518,505       PEPSICO, INC ..........................         20,060
     43,700       QUAKER OATS CO ........................          2,901
     10,500     o RALCORP HOLDINGS, INC .................            169
    102,000       RALSTON PURINA CO .....................          3,105
      1,200       RIVIANA FOODS, INC ....................             23
      2,600     o ROBERT MONDAVI CORP (CLASS A) .........             95
    316,400       SARA LEE CORP .........................          7,178
     10,600     o SMITHFIELD FOODS, INC .................            354
      6,800       SMUCKER, (J.M.) CO (CLASS A) ..........            151
     11,100     o SUIZA FOODS CORP ......................            465
        100       TCBY ENTERPRISES, INC .................              1
      8,787       TOOTSIE ROLL INDUSTRIES, INC ..........            339
     34,500       TYSON FOODS, INC ......................            776
        714       UNILEVER NV (N.Y.) SHS ................             50
     21,400       UNIVERSAL FOODS CORP ..................            452
      6,800     o VLASIC FOODS INTERNATIONAL, INC .......             50
     31,500       WHITMAN CORP ............................          567


84                See notes to financial statements.

                                                              VALUE
  SHARES                                                      (000)
  ------                                                      ------
FOOD AND KINDRED PRODUCTS--(CONTINUED)
      7,553     o WLR FOODS, INC ........................   $        61
      1,200       WORTHINGTON FOODS, INC ................            20
     33,300       WRIGLEY (WM) JR CO ....................         2,997
                                                           ------------
                                                                145,593
                                                           ------------
 FOOD STORES--0.72%
     53,200   o 7-ELEVEN, INC ...........................           118
    147,780     ALBERTSONS, INC .........................         7,620
    111,400     FOOD LION, INC (CLASS B) ................         1,288
     26,300   o GENERAL NUTRITION COS, INC ..............           613
      8,000     GREAT ATLANTIC & PACIFIC TEA CO, INC ....           271
     13,900     HANNAFORD BROTHERS, INC .................           744
      1,500     INGLES MARKETS, INC (CLASS A) ...........            23
    284,154   o KROGER CO ...............................         7,939
     15,100     RUDDICK CORP ............................           302
    171,022   o SAFEWAY, INC ............................         8,466
     61,000   o STARBUCKS CORP ..........................         2,291
      3,400     WEIS MARKETS, INC .......................           133
      9,000   o WHOLE FOODS MARKET, INC .................           433
      2,900   o WILD OATS MARKETS, INC ..................            88
     29,936     WINN DIXIE STORES, INC ..................         1,106
                                                            -----------
                                                                 31,435
                                                            -----------
 FORESTRY--0.04%
     47,600       GEORGIA-PACIFIC CORP
                  (TIMBER GROUP) ........................         1,202
     12,900       RAYONIER, INC .........................           643
                                                            -----------
                                                                  1,845
                                                            -----------
 FURNITURE AND FIXTURES--0.27%
      6,100       BASSETT FURNITURE INDUSTRIES, INC .....            140
      3,561       BUSH INDUSTRIES, INC (CLASS A) ........             59
     18,000       ETHAN ALLEN INTERIORS, INC ............            680
     17,900     o FURNITURE BRANDS
                  INTERNATIONAL, INC ....................            499
     20,500       HON INDUSTRIES, INC ...................            598
     11,900       KIMBALL INTERNATIONAL, INC (CLASS B) ..            201
      9,200     o KNOLL, INC ............................            245
     22,600       LA-Z-BOY, INC .........................            520
     20,152     o LEAR CORP .............................          1,003
     66,420       LEGGETT & PLATT, INC ..................          1,847
     32,300       MILLER (HERMAN), INC ..................            678
     98,851       NEWELL RUBBERMAID, INC ................          4,597
      6,303     o OSULLIVAN INDUSTRIES HOLDINGS, INC ....            107
      2,300       STEELCASE, INC ........................             46
     27,800       U.S. INDUSTRIES, INC ..................            473
                                                            ------------
                                                                  11,693
                                                            ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.32%
     34,100     o BED BATH & BEYOND, INC ................          1,313
     54,500     o BEST BUY, INC .........................          3,679
     13,500     o BOMBAY, INC ...........................            104
      6,073     o CDNOW, INC ............................            107
     32,015       CIRCUIT CITY STORES-CIRCUIT CITY GROUP           2,977
     31,500     o COMPUSA, INC ..........................            234
      4,500     o GUITAR CENTER, INC ....................             47
      2,000       HAVERTY FURNITURE COS, INC ............             71
     21,100       HEILIG MEYERS CO ......................            144
     18,200     o LINENS N THINGS, INC ..................            796
      3,892     o MAXIM GROUP, INC ......................             34
     11,278     o MUSICLAND STORES CORP .................            100
     34,355       PIER 1 IMPORTS, INC ...................            386
     67,400       TANDY CORP ............................          3,294
      6,700     o TRANS WORLD ENTERTAINMENT CORP ........             75
     14,000     o WILLIAMS-SONOMA, INC ..................            487
                                                            ------------
                                                                  13,848
                                                            ------------
 GENERAL BUILDING CONTRACTORS--0.09%
     20,978       CENTEX CORP ...........................            788
      3,000     o CROSSMAN COMMUNITIES, INC .............             87
     14,837       HILLENBRAND INDUSTRIES, INC ...........            642
     16,700       HORTON (D.R.), INC ....................            278
     18,600       KAUFMAN & BROAD HOME CORP .............            463
     17,950       LENNAR CORP ...........................            431
      2,900       MDC HOLDINGS, INC .....................             62
      1,700     o NVR, INC ..............................             89
     13,600       PULTE CORP ............................            314
      2,300       RYLAND GROUP, INC .....................             68
      7,715       STANDARD-PACIFIC CORP .................            100
     15,800     o TOLL BROTHERS, INC ....................            339
      5,413     o U.S. HOME CORP ........................            192
     12,900     o WALTER INDUSTRIES, INC ................            167
      5,333     o WEBB (DEL) CORP .......................            127
                                                            ------------
                                                                   4,147
                                                            ------------
 GENERAL MERCHANDISE STORES--2.29%
      5,000     o 99 CENTS ONLY STORES ..................            250
      8,000     o AMES DEPARTMENT STORES, INC ...........            365
     31,100     o BJS WHOLESALE CLUB, INC ...............            935
      1,300    xo CALDOR CORP ...........................              0
     24,000       CASEYS GENERAL STORES, INC ............            360
     38,103     o CONSOLIDATED STORES CORP ..............          1,029
      3,000     o COST PLUS, INC ........................            137
     75,900     o COSTCO COS, INC .......................          6,077
    154,800       DAYTON HUDSON CORP ....................         10,062
     35,300       DILLARDS, INC (CLASS A) ...............          1,240
     71,032       DOLLAR GENERAL CORP ...................          2,060
     19,025     o DOLLAR TREE STORES, INC ...............            837
      9,100     o ELDER BEERMAN STORES CORP .............             67
     47,700       FAMILY DOLLAR STORES, INC .............          1,145
     72,513     o FEDERATED DEPARTMENT STORES, INC ......          3,839
      2,000       FREDS, INC ............................             31
     23,900       HARCOURT GENERAL, INC .................          1,232
     11,700     o HOMEBASE, INC .........................             74
    169,598     o K MART CORP ...........................          2,788
     50,100     o KOHLS CORP ............................          3,867
    121,500       MAY DEPARTMENT STORES CO ..............          4,966
     16,300     o NEIMAN-MARCUS GROUP, INC ..............            419
     76,698       PENNEY, (J.C.) CO, INC ................          3,725
     48,703     o SAKS, INC .............................          1,406
    125,370       SEARS ROEBUCK & CO ....................          5,587
     32,100    xo SERVICE MERCHANDISE, INC ..............             12
     13,400     o SHOPKO STORES, INC ....................            486
      5,600     o VALUE CITY DEPARTMENT STORES, INC .....             69
     42,400     o VENATOR GROUP, INC ....................            443
    969,642       WAL-MART STORES, INC ..................         46,785
                                                            ------------
                                                                 100,293
                                                            ------------
 HEALTH SERVICES--0.41%
      2,200     o ADVANCE PARADIGM, INC .................            134
      5,400     o ALTERRA HEALTHCARE CORP ...............             74
        700     o AMERICAN HOMEPATIENT, INC .............              1
     10,500     o AMERICAN RETIREMENT CORP ..............            131
      6,500     o AMERIPATH, INC ........................             56
      1,600     o APPLIED ANALYTICAL INDUSTRIES, INC ....             18
     14,200     o APRIA HEALTHCARE GROUP, INC ...........            241
      4,200     o ASSISTED LIVING CONCEPTS, INC .........             12
     28,272     o BEVERLY ENTERPRISES, INC ..............            228
      3,836     o CAREMATRIX CORP .......................             48
      1,700     o CENTENNIAL HEALTHCARE CORP ............              9
      9,400     o CLINTRIALS, INC .......................             47
     35,700     o COASTAL PHYSICIAN GROUP, INC ..........             19
    211,062       COLUMBIA/HCA HEALTHCARE CORP ..........          4,815


                  See notes to financial statements.                          85

                                                                VALUE
  SHARES                                                        (000)
  ------                                                        ------
HEALTH SERVICES--(CONTINUED)
     20,800     o CONCENTRA MANAGED CARE, INC ...........   $        308
     26,778     o CORAM HEALTHCARE CORP .................             47
     21,050     o COVANCE, INC ..........................            504
     17,900     o COVENTRY HEALTH CARE, INC .............            196
      3,000     o CURATIVE HEALTH SERVICES, INC .........             17
     13,284     o ENZO BIOCHEMICAL, INC .................            131
     10,600     o EXPRESS SCRIPTS, INC ..................            638
      5,400    xo FPA MEDICAL MANAGEMENT, INC ...........              0
     12,600     o GENESIS HEALTH VENTURES, INC ..........             38
     28,850     o HCR MANOR CARE ........................            698
     75,603     o HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW) ......................            851
    146,109     o HEALTHSOUTH CORP ......................          2,183
      5,400       HOOPER HOLMES, INC ....................            110
      1,200     o IMPATH, INC ...........................             32
      8,300     o INNOVATIVE CLINICAL SOLUTION ..........             12
     20,048     o INTEGRATED HEALTH SERVICES, INC .......            160
     20,080     o LABORATORY CORP OF AMERICA
                   HOLDINGS .............................             58
        244     o LABORATORY CORP OF AMERICA
                   HOLDINGS WTS 04/28/00 ................              0
      1,222     o LCA-VISION, INC .......................             11
     10,871     o LIFEPOINT HOSPITALS, INC ..............            146
     14,600     o LINCARE HOLDINGS, INC .................            365
        190     o LTC HEALTHCARE, INC ...................              0
      9,400     o MAGELLAN HEALTH SERVICES, INC .........             94
     33,899     o MARINER POST-ACUTE NETWORK, INC .......             14
     68,119     o MEDPARTNERS, INC ......................            515
        100     o NATIONAL HEALTHCARE CORP ..............              1
     16,900     o NOVACARE, INC .........................             25
     10,800     o ORTHODONTIC CENTERS OF AMERICA, INC ...            153
      6,000     o PEDIATRIX MEDICAL GROUP, INC ..........            128
     26,525     o PHYCOR, INC ...........................            196
     12,900     o PHYSICIANS RESOURCE GROUP, INC ........             15
      1,600     o PROVINCE HEALTHCARE CO ................             31
     16,875     o QUEST DIAGNOSTICS, INC ................            462
     23,950     o QUORUM HEALTH GROUP, INC ..............            301
     13,400     o RENAL CARE GROUP, INC .................            347
     19,700     o SUN HEALTHCARE GROUP, INC .............              7
    106,573     o TENET HEALTHCARE CORP .................          1,978
     27,410     o TOTAL RENAL CARE HOLDINGS, INC ........            427
     10,871     o TRIAD HOSPITALS, INC ..................            147
      2,800     o UNITED PAYORS & UNITED PROVIDERS, INC .             65
     10,200     o UNIVERSAL HEALTH SERVICES, INC ........            487
     16,066     o US ONCOLOGY, INC ......................            193
     12,615     o VENCOR, INC ...........................              2
                                                            ------------
                                                                  17,926
                                                            ------------
 HEAVY CON  STRUCTION, EXCEPT BUILDING--0.05%
      4,950     o DYCOM INDUSTRIES, INC .................            277
     24,552       FLUOR CORP ............................            994
     12,600       FOSTER WHEELER CORP ...................            178
      6,400       GRANITE CONSTRUCTION, INC .............            188
      7,200     o INSITUFORM TECHNOLOGIES, INC (CLASS A)             156
      3,100     o MASTEC, INC ...........................             88
     12,684     o MORRSION KNUDSEN CORP .................            131
                                                            ------------
                                                                   2,012
                                                            ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.92%
        700     o ALEXANDERS, INC .......................             52
      6,500       ALEXANDRIA REAL ESTATE EQUITIES, INC...            203
     42,400       AMB PROPERTY CORP .....................            996
      2,500     o AMERCO ................................             56
     17,200       AMERICAN HEALTH PROPERTIES, INC .......            346
      9,700       AMLI RESIDENTIAL PROPERTIES TRUST .....            217
      2,900       ANTHRACITE CAPITAL, INC ...............             19
     38,164       APARTMENT INVESTMENT &
                  MANAGEMENT CO .........................          1,632
     63,279       ARCHSTONE COMMUNITIES TRUST ...........          1,388
     11,600       ASSOCIATED ESTATES REALTY CORP ........            137
     26,522       AVALONBAY COMMUNITIES, INC ............            981
      1,500       BEDFORD PROPERTY INVESTORS, INC .......             27
      6,600     o BERKSHIRE REALTY CO, INC ..............             76
     13,600       BOSTON PROPERTIES, INC ................            488
      7,000       BOYKIN LODGING CO .....................            108
      4,025       BRADLEY REAL ESTATE, INC ..............             84
      8,000       BRANDYWINE REALTY TRUST ...............            159
     15,000       BRE PROPERTIES, INC (CLASS A) .........            389
      3,200       BURNHAM PACIFIC PROPERTIES, INC .......             39
     23,900       CAMDEN PROPERTY TRUST .................            663
      3,400       CAPITAL AUTOMOTIVE REIT ...............             45
     42,272       CAPSTEAD MORTGAGE CORP ................            230
     17,600       CARRAMERICA REALTY CORP ...............            440
      9,400       CBL & ASSOCIATES PROPERTIES, INC ......            248
      1,400       CENTERPOINT PROPERTIES CORP ...........             51
      1,000       CENTERTRUST RETAIL PROPERTIES, INC ....             12
      1,300       CHARLES E. SMITH RESIDENTIAL REALTY ...             44
     13,900       CHATEAU PROPERTIES, INC ...............            416
      1,600       CHELSEA GCA REALTY, INC ...............             59
      6,600     o COAST FEDERAL LITIGATION
                  CONTINGENT RTS ........................              7
      9,500       COLONIAL PROPERTIES TRUST .............            268
      3,800     o COMMERCIAL NET LEASE REALTY, INC ......             49
     26,900       CORNERSTONE PROPERTIES, INC ...........            427
      3,000       CORNERSTONE REALTY INCOME TRUST, INC ..             32
     10,343       COUSINS PROPERTIES, INC ...............            350
     36,100       CRESCENT REAL ESTATE EQUITIES CO ......            857
      1,040     o CRESECENT OPERATING, INC ..............              7
     16,091     o CRIIMI MAE, INC .......................             36
     24,800       DEVELOPERS DIVERSIFIED REALTY CORP ....            412
     34,732       DUKE REALTY INVESTMENTS, INC ..........            784
     23,553     o DYNEX CAPITAL, INC ....................             47
      2,000       ENTERTAINMENT PROPERTIES TRUST ........             35
      6,900       EQUITY INNS, INC ......................             64
     83,409       EQUITY OFFICE PROPERTIES TRUST ........          2,137
     34,868       EQUITY RESIDENTIAL PROPERTIES
                    TRUST CO ............................          1,571
     13,400       FEDERAL REALTY INVESTMENT TRUST .......            307
     29,604       FELCOR LODGING TRUST, INC .............            614
     17,300       FIRST INDUSTRIAL REALTY TRUST, INC ....            475
      4,480     o FIRST UNION REAL ESTATE INVESTMENTS ...             20
     23,849       FRANCHISE FINANCE CORP OF AMERICA .....            525
      2,900       GABLES RESIDENTIAL TRUST ..............             70
     10,500       GENERAL GROWTH PROPERTIES, INC ........            373
      1,300       GETTY REALTY HOLDINGS CORP ............             19
     10,500       GLENBOROUGH REALTY TRUST, INC .........            184
     12,100       GLIMCHER REALTY TRUST .................            197
        500       GOLF TRUST OF AMERICA, INC ............             12
      3,000       GREAT LAKES REIT, INC .................             49
     10,200       HEALTH CARE PROPERTY INVESTORS, INC ...            295
      6,440       HEALTH CARE REIT, INC .................            150
     11,400       HEALTHCARE REALTY TRUST, INC ..........            239
     26,000       HIGHWOODS PROPERTIES, INC .............            713
      2,400       HOME PROPERTIES OF NEW YORK, INC ......             66
     15,600       HOSPITALITY PROPERTIES TRUST ..........            423
     46,200       HRPT PROPERTIES TRUST .................            707
      1,800       IMPAC MORTGAGE HOLDINGS, INC ..........              9
      6,700       IMPERIAL CREDIT COMMERCIAL
                    MORTGAGE INVESTMENT CORP ............             72


86                  See notes to financial statements.

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
     48,415       INDYMAC MORTGAGE HOLDINGS, INC ..........    $       775
      3,800       INNKEEPERS U.S.A. TRUST .................             38
      2,300       IRT PROPERTY CO .........................             23
     12,150       JDN REALTY CORP .........................            272
      2,200     o JP REALTY, INC ........................              45
     11,200       KILROY REALTY CORP ......................            273
     18,450       KIMCO REALTY CORP .......................            722
      2,700       KOGER EQUITY, INC .......................             50
      2,400       LEXINGTON CORPORATE PROPERTIES TRUST ....             28
     29,200       LIBERTY PROPERTY TRUST CO ...............            726
      3,300       LTC PROPERTIES, INC .....................             43
     12,800       MACERICH CO .............................            336
     18,700       MACK-CALI REALTY CORP ...................            579
      8,800       MANUFACTURED HOME
                  COMMUNITIES, INC ........................            229
     36,163       MEDITRUST CORP ..........................            472
     13,900       MERISTAR HOSPITALITY CORP ...............            312
        676     o MERRY LAND PROPERTIES, INC ..............              3
        600       MGI PROPERTIES, INC .....................             17
      2,900     o MID-AMERICA APARTMENT
                  COMMUNITIES, INC ........................             67
      2,498       MILLS CORP ..............................             54
      4,400       NATIONAL GOLF PROPERTIES, INC ...........            107
      7,400       NATIONAL HEALTH INVESTORS, INC ..........            169
     17,100       NATIONWIDE HEALTH PROPERTIES, INC .......            326
     31,566       NEW PLAN EXCEL REALTY TRUST .............            568
      7,734       OMEGA HEALTHCARE INVESTORS, INC .........            200
        700       PARKWAY PROPERTIES, INC .................             23
      3,700     o PENNSYLVANIA REAL ESTATE
                  INVESTMENT TRUST ........................             77
     14,434       POST PROPERTIES, INC ....................            592
     21,600       PRENTISS PROPERTIES TRUST ...............            508
      3,100       PRIME RETAIL, INC .......................             27
     40,600       PRISON REALTY TRUST, INC ................            398
     25,993       PROLOGIS TRUST ..........................            526
      3,100       PS BUSINESS PARKS, INC ..................             76
     36,252       PUBLIC STORAGE, INC .....................          1,015
     20,700       REALTY INCOME CORP ......................            492
     11,700       RECKSON ASSOCIATES REALTY CORP ..........            275
     1,013      o RECKSON ASSOCIATES REALTY CORP
                   (CLASS B) ..............................             24
      5,303     o REDWOOD TRUST, INC ......................             88
     11,700       RFS HOTEL INVESTORS, INC ................            147
     10,700       SHURGARD STORAGE CENTERS, INC ...........            290
     42,256       SIMON PROPERTY GROUP, INC ...............          1,072
      3,800       SL GREEN REALTY CORP ....................             78
      1,600       SOVRAN SELF STORAGE, INC ................             43
     25,600       SPIEKER PROPERTIES, INC .................            995
     14,700       STARWOOD FINANCIAL TRUST ................            911
     11,400       STORAGE U.S.A., INC .....................            363
        700       SUMMIT PROPERTIES, INC ..................             14
        500       SUN COMMUNITIES, INC ....................             18
      7,548       SUNSTONE HOTEL INVESTORS, INC ...........             64
      2,500       TANGER FACTORY OUTLET CENTERS, INC ......             65
     17,000       TAUBMAN CENTERS, INC ....................            224
      2,624       THORNBURG MORTGAGE ASSET CORP ...........             26
      3,500       TOWN & COUNTRY TRUST ....................             63
      6,700       TRINET CORPORATE REALTY TRUST, INC ......            186
      4,100       U.S. RESTAURANT PROPERTIES, INC .........             87
     58,873       UNITED DOMINION REALTY TRUST, INC .......            692
      3,600       URBAN SHOPPING CENTERS, INC .............            113
     17,315       VENTAS, INC .............................             93
        975     o VORNADO OPERATING CO ....................              8
     19,500       VORNADO REALTY TRUST ....................            689
      4,700       WALDEN RESIDENTIAL PROPERTIES, INC ......            101
     21,400       WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ........................            362
      6,800       WEEKS CORP ..............................            207
      8,900       WEINGARTEN REALTY INVESTORS, INC ........            372
      8,100     o WELLSFORD REAL PROPERTIES, INC ..........             87
      2,800       WESTERN INVESTMENT REAL ESTATE TRUST ....             33
     13,000       WESTFIELD AMERICA, INC ..................            196
                                                            --------------
                                                                    40,361
                                                            --------------
 HOTELS AND OTHER LODGING PLACES--0.29%
      9,300     o AZTAR CORP ..............................             85
      4,675     o BRISTOL HOTELS & RESORTS, INC ...........             35
    286,067     o CENDANT CORP ............................          5,864
     14,600     o CHOICE HOTELS INTERNATIONAL, INC ........            288
      4,510     o CRESTLINE CAPITAL CORP ..................             76
     17,800     o EXTENDED STAY AMERICA, INC ..............            214
     65,102       HILTON HOTELS CORP ......................            924
      9,046     o HOMESTEAD VILLAGE, INC ..................             22
      1,369     o INTERSTATE HOTELS CORP ..................              6
      7,000     o LODGIAN, INC ............................             46
     24,676     o MANDALAY RESORT GROUP ...................            521
      1,500       MARCUS CORP .............................             18
     13,900     o MERISTAR HOTELS & RESORTS, INC ..........             48
      4,359     o MGM GRAND, INC ..........................            214
     70,652     o PARK PLACE ENTERTAINMENT ................            684
     21,300     o PRIME HOSPITALITY CORP ..................            256
     24,287     o PROMUS HOTEL CORP .......................            753
      8,500     o RED ROOF INNS, INC ......................            152
     57,406       STARWOOD HOTELS & RESORTS WORLDWIDE .....          1,754
        500     o SUBURBAN LODGES OF AMERICA, INC .........              3
      7,833     o SUNBURST HOSPITALITY CORP ...............             46
      7,700     o SUNTERRA CORP ...........................            107
      5,100     o TRUMP HOTEL & CASINO RESORT, INC ........             23
      7,700     o VAIL RESORTS, INC .......................            135
      3,900     o VISTANA, INC ............................             61
     41,089     o WYNDHAM INTERNATIONAL, INC ..............            185
                                                            --------------
                                                                    12,520
                                                            --------------
 INDUSTRIAL MAC HINERY AND EQUIPMENT--7.76%
    125,040     o 3COM CORP ...............................          3,337
      7,200     o 3DFX INTERACTIVE, INC ...................            113
     36,050     o ADAPTEC, INC ............................          1,273
      1,000     o AG-CHEM EQUIPMENT CO, INC ...............             10
     21,000       AGCO CORP ...............................            238
      2,376       ALAMO GROUP, INC ........................             21
      2,200       ALLIED PRODUCTS CORP ....................              6
     43,427     o AMERICAN STANDARD COS, INC ..............          2,084
      6,000     o APEX PC SOLUTIONS, INC ..................            123
     47,500     o APPLE COMPUTER, INC .....................          2,200
    131,760     o APPLIED MATERIALS, INC ..................          9,734
     23,720       APPLIED POWER, INC (CLASS A) ............            648
      4,700     o ASTEC INDUSTRIES, INC ...................            192
      2,300     o ASYST TECHNOLOGIES, INC .................             69
      4,700     o ATMI, INC ...............................            140
     12,600     o AUSPEX SYSTEMS, INC .....................            137
     10,100     o AUTOTOTE CORP (CLASS A) .................             24
     95,935       BAKER HUGHES, INC .......................          3,214
     10,500     o BANCTEC, INC ............................            188
      7,200     o BELL & HOWELL CO ........................            272
     29,473       BLACK & DECKER CORP .....................          1,860
      6,700     o BLACK BOX CORP ..........................            336
     30,393       BRUNSWICK CORP ..........................            847


                     See notes to financial statements.                      87

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
     12,000     o C-CUBE MICROSYSTEMS, INC ................  $       380
     44,776     o CABLETRON SYSTEMS, INC ..................          582
      2,238       CASCADE CORP ............................           31
     23,200       CASE CORP ...............................        1,117
    122,608       CATERPILLAR, INC ........................        7,356
     18,400     o CIRRUS LOGIC, INC .......................          163
  1,132,863     o CISCO SYSTEMS, INC ......................       72,857
     19,300     o COLTEC INDUSTRIES, INC ..................          419
      2,700       COLUMBUS MCKINNON CORP ..................           65
    594,710       COMPAQ COMPUTER CORP ....................       14,087
     14,414     o COOPER CAMERON CORP .....................          534
     20,500     o COPYTELE, INC ...........................           35
      9,800       CUMMINS ENGINE CO, INC ..................          560
      2,200     o CUNO, INC ...............................           42
      2,500     o CYLINK CORP .............................            9
     16,400     o DATA GENERAL CORP .......................          239
     83,217       DEERE & CO ..............................        3,297
    753,360     o DELL COMPUTER CORP ......................       27,874
      5,100       DETROIT DIESEL CORP .....................          126
      4,000     o DIALOGIC CORP ...........................          176
      7,500     o DIAMOND MULTIMEDIA SYSTEMS, INC .........           31
     24,975       DIEBOLD, INC ............................          718
      3,000     o DIGI INTERNATIONAL, INC .................           31
     11,800       DONALDSON CO, INC .......................          289
     71,200       DOVER CORP ..............................        2,492
      1,400     o DRIL-QUIP, INC ..........................           32
      2,600       DT INDUSTRIES, INC ......................           24
      8,500     o ELECTROGLAS, INC ........................          170
    353,976     o EMC CORP ................................       19,469
      6,700     o ENCAD, INC ..............................           44
      2,700     o ESTERLINE CORP ..........................           39
      7,600     o ETEC SYSTEMS, INC .......................          253
     17,300     o EXABYTE CORP ............................           67
      4,600       FEDDERS CORP ............................           31
     13,705       FLOWSERVE CORP ..........................          260
     11,000     o FSI INTERNATIONAL, INC ..................           91
        800     o GARDNER DENVER, INC .....................           13
     24,530     o GATEWAY, INC ............................        1,447
        300       GLEASON CORP ............................            5
     15,100     o GLOBAL INDUSTRIAL TECHNOLOGIES, INC .....          182
      6,750       GRACO, INC ..............................          198
     15,200    xo HARNISCHFEGER INDUSTRIES, INC ...........           30
    301,167       HEWLETT-PACKARD CO ......................       30,267
      3,000     o HORIZON OFFSHORE, INC ...................           23
     18,800       HUSSMANN INTERNATIONAL, INC .............          311
        100     o HYPERCOM CORP ...........................            1
     10,300       IDEX CORP ...............................          339
     11,100     o IN FOCUS SYSTEMS, INC ...................          167
     55,500       INGERSOLL-RAND CO .......................        3,587
    648,656     * INTERNATIONAL BUSINESS
                    MACHINES CORP .........................       83,839
     83,161     o IOMEGA CORP .............................          411
      6,200     o IONICS, INC .............................          226
     12,100       JLG INDUSTRIES, INC .....................          247
        500     o JTS CORP ................................            0
     10,000       KAYDON CORP .............................          336
     10,162       KENNAMETAL, INC .........................          315
      2,550     o KRONOS, INC .............................          116
      7,600     o KULICHE & SOFFA INDUSTRIES, INC .........          204
     12,800     o LAM RESEARCH CORP .......................          598
     42,000     o LEXMARK INTERNATIONAL GROUP (CLASS A) ...        2,775
      6,200       LINCOLN ELECTRIC HOLDINGS CO ............          127
      1,600       LINDSAY MANUFACTURING CO ................           28
      7,950       MANITOWOC, INC ..........................          331
      9,700     o MICRON ELECTRONICS, INC .................           98
      4,500     o MICROS SYSTEMS, INC .....................          153
     12,000       MILACRON, INC ...........................          222
      4,700     o MTI TECHNOLOGY CORP .....................           61
      2,600       NACCO INDUSTRIES, INC (CLASS A) .........          191
      6,600     o NATIONAL INSTRUMENTS CORP ...............          266
      7,500     o NETWORK EQUIPMENT
                  TECHNOLOGIES, INC .......................           74
      4,400       NORDSON CORP ............................          270
     13,300     o NOVELLUS SYSTEMS, INC ...................          908
      4,100       OMNIQUIP INTERNATIONAL, INC .............           32
     38,000       PALL CORP ...............................          843
     13,300       PENTAIR, INC ............................          608
     93,500       PITNEY BOWES, INC .......................        6,007
      9,700     o PRESSTEK, INC ...........................           70
      4,500     o PRI AUTOMATION, INC .....................          163
     56,535     o QUANTUM CORP ............................        1,364
     11,200       ROPER INDUSTRIES, INC ...................          358
      7,100     o SANDISK CORP ............................          320
     84,317     o SEAGATE TECHNOLOGY, INC .................        2,161
     11,750     o SECURITY DYNAMICS
                  TECHNOLOGIES, INC .......................          250
     12,800     o SEQUENT COMPUTER SYSTEMS, INC ...........          227
     58,668     o SILICON GRAPHICS, INC ...................          961
      8,800     o SILICON VALLEY GROUP, INC ...............          148
     16,600     o SMITH INTERNATIONAL, INC ................          721
      1,200     o SPECIALTY EQUIPMENT COS, INC ............           35
      9,089     o SPEEDFAM-IPEC, INC ......................          146
      7,300     o SPLASH TECHNOLOGY HOLDINGS, INC .........           51
     10,900       STANDEX INTERNATIONAL CORP ..............          298
     35,300     o STORAGE TECHNOLOGY CORP .................          803
     26,025       SYMBOL TECHNOLOGIES, INC ................          960
      8,400       TECUMSEH PRODUCTS CO (CLASS A) ..........          509
      6,800       TELXON CORP .............................           54
      2,000       TENNANT CO ..............................           64
     50,530       TENNECO, INC ............................        1,206
      5,460     o TEREX CORP ..............................          166
      3,700     o THERMO FIBERTEK, INC ....................           26
     14,663       TIMKEN CO ...............................          286
      4,500       TORO CO .................................          177
     69,739       TYCO INTERNATIONAL LTD ..................        6,608
      3,700     o ULTRATECH STEPPER, INC ..................           56
     90,274     o UNISYS CORP .............................        3,515
     19,300     o UNOVA, INC ..............................          306
     18,700     o VARCO INTERNATIONAL, INC ................          205
      6,900     o VISUAL NETWORKS, INC ....................          221
     30,500     o WESTERN DIGITAL CORP ....................          198
      7,600     o XIRCOM, INC .............................          228
     11,500       YORK INTERNATIONAL CORP .................          492
      9,400     o ZEBRA TECHNOLOGY CORP ...................          361
                                                             -----------
                                                                 340,626
                                                             -----------
 INSTRUMENTS AND RELATED PRODUCTS--2.28%
      9,736     o ACUSON CORP ...........................            167
      7,500     o ADAC LABORATORIES, INC ................             54
      1,300     o ADE CORP ..............................             16
      8,200     o AFFYMETRIX, INC .......................            405
      8,400     o ALARIS MEDICAL, INC ...................             28
        700     o ANACOMP, INC ..........................             12
        400       ANALOGIC CORP .........................             12
      6,700       ARROW INTERNATIONAL, INC ..............            173
     10,200     o AVID TECHNOLOGIES, INC ................            164
     15,200       BALLARD MEDICAL PRODUCTS CO ...........            354


88                   See notes to financial statements.

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
     20,313       BARD (C.R.), INC ......................    $       971
     16,900       BAUSCH & LOMB, INC ....................          1,293
     98,713       BAXTER INTERNATIONAL, INC .............          5,984
      2,200     o BAXTER INTERNATIONAL, INC RTS .........              0
     12,800       BECKMAN COULTER, INC ..................            622
     85,778       BECTON DICKINSON & CO .................          2,573
        633     o BIO-RAD LABORATORIES, INC (CLASS A) ...             17
     34,000     o BIOMET, INC ...........................          1,352
     84,342     o BOSTON SCIENTIFIC CORP ................          3,706
     24,166     o CHYRON CORP ...........................             41
        800     o CLOSURE MEDICAL CORP ..................             24
     13,300     o CNS, INC ..............................             45
     10,700     o COGNEX CORP ...........................            338
      5,600     o COHERENT, INC .........................            104
      2,100       COHU, INC .............................             74
      5,300     o COLE NATIONAL CORP (CLASS A) ..........             42
      2,600     o CONMED CORP ...........................             80
      7,300       COOPER COS, INC .......................            182
      1,600    xo CPX CORP ..............................              0
      6,700     o CREDENCE SYSTEMS CORP .................            249
      8,800     o CYMER, INC ............................            220
      4,500     o CYTYC CORP ............................             88
      9,300     o DATASCOPE CORP ........................            299
     18,400       DENTSPLY INTERNATIONAL, INC ...........            531
      9,000     o DIONEX CORP ...........................            365
      4,900     o DYNATECH CORP .........................             17
    110,919       EASTMAN KODAK CO ......................          7,515
      2,200     o FOSSIL, INC ...........................            106
      6,283       FRESENIUS MEDICAL CARE AG. ADR ........            126
     12,800     o GENRAD, INC ...........................            266
      4,528     o GENZYME SURGICAL PRODUCTS .............             20
    103,712     o GUIDANT CORP ..........................          5,335
      9,000     o HAEMONETICS CORP ......................            181
      3,300     o HANGER ORTHOPEDIC GROUP, INC ..........             47
      1,700     o HOLOGIC, INC ..........................             10
     43,300       HONEYWELL, INC ........................          5,017
     15,100     o INPUT/OUTPUT, INC .....................            114
     10,800       INVACARE CORP .........................            289
      3,200     o ISOLYSER CO, INC ......................             15
     24,600       JOHNSON CONTROLS, INC .................          1,705
     30,500     o KLA-TENCOR CORP .......................          1,979
      9,100     o LITTON INDUSTRIES, INC ................            653
     24,500     o LTX CORP ..............................            326
      3,000     o MAXXIM MEDICAL, INC ...................             70
    204,852       MEDTRONIC, INC ........................         15,953
      7,700       MENTOR CORP ...........................            143
     11,588     o METTLER-TOLEDO INTERNATIONAL, INC .....            288
     16,100       MILLIPORE CORP ........................            653
        300       MINE SAFETY APPLIANCE CO .............              19
      4,400     o MINIMED, INC ..........................            339
      1,300       MOVADO GROUP, INC .....................             34
      2,000       MTS SYSTEMS CORP ......................             24
      1,200     o NOVOSTE CORP ..........................             25
     13,200     o OAKLEY, INC ...........................             94
      4,000     o OCULAR SCIENCES, INC ..................             70
      2,700     o OEC MEDICAL SYSTEMS, INC ..............             66
      8,100     o PE CORP-CELERA GENOMICS GROUP .........            131
     16,700       PE CORP-PE BIOSYSTEMS GROUP ...........          1,916
      1,100     o PERCLOSE, INC .........................             53
      6,200     o PINNACLE SYSTEMS, INC .................            208
     12,500       POLAROID CORP .........................            345
     26,588       RAYTHEON CO (CLASS A) .................          1,831
     87,200       RAYTHEON CO (CLASS B) .................          6,137
      4,900     o RESMED, INC ...........................            163
     10,000     o RESPIRONICS, INC ......................            151
      2,000     o SABRATEK CORP .........................             44
      2,900     o SCOTT TECHNOLOGIES, INC ...............             56
     10,600     o SEPRACOR, INC .........................            861
      9,900     o SOLA INTERNATIONAL, INC ...............            192
      7,333     o SONOSITE, INC .........................            125
     29,412     o ST. JUDE MEDICAL, INC .................          1,048
     23,720     o STERIS CORP ...........................            460
     24,000     o STRYKER CORP ..........................          1,443
     18,950     o SUMMIT TECHNOLOGY, INC ................            417
     12,700     o SUNRISE MEDICAL, INC ..................             90
     33,200     o SYBRON INTERNATIONAL CORP .............            915
     12,300     o TAVA TECHNOLOGIES, INC ................             95
     14,750       TEKTRONIX, INC ........................            445
     29,300     o TERADYNE, INC .........................          2,102
      7,500     o THERMEDICS, INC .......................             70
      6,500     o THERMO CARDIOSYSTEMS, INC .............             71
     52,250     o THERMO ELECTRON CORP ..................          1,048
      3,968     o THERMO INSTRUMENT SYSTEMS, INC ........             67
      2,300     o THERMO OPTEK CORP .....................             24
     11,422     o THERMO VISION CORP ....................             64
      4,100     o THERMOQUEST CORP ......................             55
      2,600     o THERMOTREX CORP .......................             20
      9,400     o TRIMBLE NAVIGATION LTD ................            121
     10,500     o VARIAN MEDICAL SYSTEMS, INC ...........            265
     10,500     o VARIAN, INC ...........................            142
      3,200     o VEECO INSTRUMENTS, INC ................            109
      2,000     o VENTANA MEDICAL SYSTEMS, INC ..........             38
     18,800     o VISX, INC .............................          1,489
      8,500     o VIVUS, INC ............................             22
     20,400     o WATERS CORP ...........................          1,084
      6,400     o WESLEY JESSEN VISIONCARE, INC .........            207
     15,600     X RITE, INC .............................            100
    230,100     X EROX CORP ..............................        13,590
      1,950     o XOMED SURGICAL PRODUCTS, INC ..........             95
                                                             -----------
                                                                  99,993
                                                             -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.19%
      1,100       BALDWIN & LYONS, INC (CLASS B) ........             26
      5,572       BLANCH (E.W.) HOLDINGS, INC ...........            380
      2,000       BROWN & BROWN, INC ....................             76
      5,859       CRAWFORD & CO (CLASS B) ...............             95
     22,900     o FIRST HEALTH GROUP CORP ...............            494
      8,900       GALLAGHER (ARTHUR J.) & CO ............            441
      2,200       HILB, ROGAL & HAMILTON CO .............             49
     87,380       MARSH & MCLENNAN COS, INC .............          6,597
                                                             -----------
                                                                   8,158
                                                             -----------
 INSURANCE CARRIERS--5.03%
    28,400        20TH CENTURY INDUSTRIES                            536
      8,883     o ACCEPTANCE INSURANCE COS, INC .........            134
     13,126       AEGON NV ARS ..........................            971
     46,194       AETNA, INC ............................          4,131
     89,440       AFLAC, INC ............................          4,282
      6,100       ALFA CORP .............................            122
      1,528     o ALLEGHANY CORP (DELAWARE) .............            283
     40,256     o ALLMERICA FINANCIAL CORP ..............          2,448
    263,516       ALLSTATE CORP .........................          9,454
     25,763       AMBAC FINANCIAL GROUP, INC ............          1,472
      4,100     o AMERICAN ANNUITY GROUP, INC ...........             99
     14,100       AMERICAN BANKERS INSURANCE
                  GROUP, INC ............................            768
     21,200       AMERICAN FINANCIAL GROUP, INC .........            722


                     See notes to financial statements.                       89

                                                                 VALUE
  SHARES                                                         (000)
  ------                                                         ------
INSURANCE CARRIERS--(CONTINUED)
     89,332       AMERICAN GENERAL CORP .................    $     6,733
      9,238       AMERICAN HERITAGE LIFE
                  INVESTMENT CORP .......................            226
    434,015       AMERICAN INTERNATIONAL GROUP, INC .....         50,807
      5,500     o AMERICAN MEDICAL SECURITY GROUP .......             47
      1,600       AMERICAN NATIONAL INSURANCE CO ........            114
      3,800       AMERUS LIFE HOLDINGS, INC (CLASS A) ...            103
    111,826       AON CORP ..............................          4,613
      6,400       ARGONAUT GROUP, INC ...................            154
     10,100       ARM FINANCIAL GROUP, INC (CLASS A) ....             86
      9,350       BERKLEY (W.R.) CORP ...................            234
          9     o BERKSHIRE HATHAWAY, INC (CLASS A) .....            620
         22     o BERKSHIRE HATHAWAY, INC (CLASS B) .....             49
      7,000       CAPITAL RE CORP .......................            112
      1,277       CHARTWELL RE CORP .....................             24
      6,900       CHICAGO TITLE CORP ....................            246
     56,200       CHUBB CORP ............................          3,906
     68,637       CIGNA CORP ............................          6,109
     47,409       CINCINNATI FINANCIAL CORP .............          1,781
  1,193,056       CITIGROUP, INC ........................         56,670
      9,000     o CNA FINANCIAL CORP ....................            363
     11,718       CNA SURETY CORP .......................            179
      9,800       COMMERCE GROUP, INC ...................            239
    114,577       CONSECO, INC ..........................          3,487
      8,277     o DELPHI FINANCIAL GROUP, INC ...........            297
     11,000       ENHANCE FINANCIAL SERVICES GROUP, INC .            217
     31,100       EQUITABLE COS, INC ....................          2,084
     19,000       ERIE INDEMNITY CO (CLASS A) ...........            542
     14,500       EVEREST REINSURANCE HOLDINGS, INC .....            473
      3,800       EXECUTIVE RISK, INC ...................            323
     10,600       FBL FINANCIAL GROUP, INC (CLASS A) ....            207
     10,790       FIDELITY NATIONAL FINANCIAL, INC ......            227
     10,500       FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD ..........................            546
     20,900       FIRST AMERICAN FINANCIAL CORP .........            374
     10,200       FOREMOST CORP OF AMERICA ..............            224
     36,071     o FOUNDATION HEALTH SYSTEMS (CLASS A) ...            541
      1,800     o FPIC INSURANCE GROUP, INC .............             87
     18,400       FREMONT GENERAL CORP ..................            347
     11,470       FRONTIER INSURANCE GROUP, INC .........            176
      6,300       HARLEYSVILLE GROUP, INC ...............            129
     71,700       HARTFORD FINANCIAL SERVICES
                    GROUP, INC ..........................          4,181
     10,900       HARTFORD LIFE, INC (CLASS A) ..........            574
     16,300       HCC INSURANCE HOLDINGS, INC ...........            370
      9,150     o HIGHLANDS INSURANCE GROUP, INC ........             96
     19,100       HORACE MANN EDUCATORS CORP ............            519
     15,550       HSB GROUP, INC ........................            640
     55,675     o HUMANA, INC ...........................            720
     36,475       JEFFERSON-PILOT CORP ..................          2,414
        200       KANSAS CITY LIFE INSURANCE CO .........              9
      7,900       LANDAMERICA FINANCIAL GROUP, INC ......            227
      4,800       LIBERTY CORP ..........................            262
      4,800       LIBERTY FINANCIAL COS, INC ............            140
      2,600       LIFE U.S.A. HOLDINGS, INC .............             53
     68,000       LINCOLN NATIONAL CORP .................          3,557
     21,466       LOEWS CORP ............................          1,698
      1,400     o MARKEL CORP ...........................            262
     11,800     o MAXICARE HEALTH PLANS, INC ............             56
     33,294       MBIA, INC .............................          2,156
      8,669     o MEDICAL ASSURANCE, INC ................            245
     10,100       MERCURY GENERAL CORP ..................            343
     38,300       MGIC INVESTMENT CORP ..................          1,862
     14,500     o MID ATLANTIC MEDICAL SERVICES, INC ....            143
      2,200       MMI COS, INC ..........................             37
      7,300       NATIONWIDE FINANCIAL SERVICES, INC
                   (CLASS A) ............................            330
      8,600       OHIO CASUALTY CORP ....................            311
     45,825       OLD REPUBLIC INTERNATIONAL CORP .......            793
     11,200       ORION CAPITAL CORP ....................            402
     27,500     o OXFORD HEALTH PLANS, INC ..............            428
     12,303     o PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A) ............................            885
        700     o PENN TREATY AMERICAN CORP .............             17
     10,300     o PENNCORP FINANCIAL GROUP, INC .........              5
      1,000       PMA CAPITAL CORP (CLASS A) ............             21
      8,100       PMI GROUP, INC ........................            509
     12,800       PRESIDENTIAL LIFE CORP ................            251
     13,416       PROGRESSIVE CORP ......................          1,945
     20,600       PROTECTIVE LIFE CORP ..................            680
     27,408       PROVIDENT COS, INC ....................          1,096
      1,700       PXRE CORP .............................             31
     14,586       RADIAN GROUP, INC .....................            712
     13,300       REINSURANCE GROUP OF AMERICA, INC .....            469
     31,100       RELIANCE GROUP HOLDINGS, INC ..........            231
     30,481       RELIASTAR FINANCIAL CORP ..............          1,334
      2,600     o RISK CAPITAL HOLDINGS, INC ............             35
      1,000       RLI CORP ..............................             39
     41,600       SAFECO CORP ...........................          1,836
      4,400       SCPIE HOLDINGS, INC ...................            144
     11,200       SELECTIVE INSURANCE GROUP, INC ........            214
      9,500     o SIERRA HEALTH SERVICES, INC ...........            137
     73,881       ST. PAUL COS, INC .....................          2,350
      2,600       STATE AUTO FINANCIAL CORP .............             35
      3,000       STEWART INFORMATION SERVICES CORP .....             63
     47,800       TORCHMARK CORP ........................          1,631
     39,900       TRANSAMERICA CORP .....................          2,993
      5,550       TRANSATLANTIC HOLDINGS, INC ...........            416
     15,200       TRAVELERS PROPERTY CASUALTY CORP ......            595
      2,300       TRENWICK GROUP, INC ...................             57
      3,000     o TRIAD GUARANTY, INC ...................             54
     12,400     o TRIGON HEALTHCARE, INC ................            451
     10,300     o UICI ..................................            285
        600       UNITED FIRE & CASULTY CO ..............             16
     54,800       UNITED HEALTHCARE CORP ................          3,432
      5,500     o UNITED WISCONSIN SERVICES, INC ........             44
     17,600       UNITRIN, INC ..........................            722
     48,600       UNUM CORP .............................          2,661
      5,400       VESTA INSURANCE GROUP, INC ............             25
     22,934     o WELLPOINT HEALTH NETWORKS, INC ........          1,947
      1,200       WHITE MOUNTAINS INSURANCE .............            169
      7,960     o  XL CAPITAL LTD .......................            450
                                                            ------------
                                                                 220,933
                                                            ------------
 LEATHER AND LEATHER PRODUCTS--0.02%
      6,000       BROWN SHOE CO, INC ....................            131
     19,000       JUSTIN INDUSTRIES, INC ................            265
      2,134     o SAMSONITE CORP ........................             11
     14,600       STRIDE RITE CORP ......................            151
      1,600     o TIMBERLAND CO .........................            109
     17,362       WOLVERINE WORLD WIDE, INC .............            243
                                                             -----------
                                                                     910
                                                             -----------
 LEGAL SERVICES--0.01%
    12,900    o PREPAID LEGAL SERVICES, INC                          351
                                                             -----------

90                   See notes to financial statements.

                                                              VALUE
  SHARES                                                      (000)
  ------                                                      ------
LOCAL AND INTERURBAN PASSENGER TRANSIT--0.01%

 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.01%
     8,000    o COACH U.S.A., INC                            $       336
     2,600    o RURAL/METRO CORP                                      25
                                                             -----------
                                                                     361
                                                             -----------
 LUMBER AND WOOD PRODUCTS--0.24%
      1,700   o AMERICAN HOMESTAR CORP ..................             12
      6,233     CAVALIER HOMES, INC .....................             51
     16,100   o CHAMPION ENTERPRISES, INC ...............            300
     37,420     CLAYTON HOMES, INC ......................            428
     14,857     DELTIC TIMBER CORP ......................            400
     58,000     GEORGIA-PACIFIC CORP
                 (PACKAGING GROUP) ......................          2,748
     36,700     LOUISIANA PACIFIC CORP ..................            872
     14,500     OAKWOOD HOMES CORP ......................            190
      8,750   o PALM HARBOR HOMES, INC ..................            219
        200   o SKYLINE CORP ............................              6
      6,400     TJ INTERNATIONAL, INC ...................            198
      2,400     UNIVERSAL FOREST PRODUCTS, INC ..........             52
     71,697     WEYERHAEUSER CO .........................          4,929
                                                             -----------
                                                                  10,405
                                                             -----------
 METAL MINING--0.12%
     67,014   o BATTLE MOUNTAIN GOLD CO .................            163
      7,800     CLEVELAND CLIFFS, INC ...................            253
      4,500   o COEUR DALENE MINES CORP .................             21
     38,400     CYPRUS AMAX MINERALS CO .................            583
     17,692   o FREEPORT-MCMORAN COPPER &
                GOLD, INC (CLASS A) .....................            296
     29,233   o FREEPORT-MCMORAN COPPER &
                GOLD, INC (CLASS B) .....................            524
     21,400   o HECLA MINING CO .........................             44
     55,200     HOMESTAKE MINING CO .....................            452
     39,187   o KINROSS GOLD CORP .......................             66
     51,130     NEWMONT MINING CORP .....................          1,016
     17,500     PHELPS DODGE CORP .......................          1,084
     25,457   o PLACER DOME, INC ........................            301
     10,950   o STILLWATER MINING CO ....................            358
    100,000   o SUNSHINE MINING & REFINING CO ...........             38
                                                             -----------
                                                                   5,199
                                                             -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.45%
     10,000   o BLYTH INDUSTRIES, INC ...................            344
      6,600     BRADY CORP (CLASS A) ....................            215
     26,094     CALLAWAY GOLF CO ........................            382
      2,600  xo CML GROUP, INC ..........................              0
     57,227     HASBRO, INC .............................          1,599
      8,200   o HEXCEL CORP .............................             83
     35,377     INTERNATIONAL GAME TECHNOLOGY CO ........            654
     17,500     JOSTENS, INC ............................            369
      5,500     K2, INC .................................             49
      1,071   o LYDALL, INC .............................             12
        165   o MARVEL ENTERPRISES WTS 10/02/02 .........              0
        280   o MARVEL ENTERPRISES WTS 10/02/02
                  (CLASS C) .............................              0
    139,692     MATTEL, INC .............................          3,693
    138,500     MINNESOTA MINING & MANUFACTURING CO .....         12,041
      3,500  xo NU KOTE HOLDINGS, INC (CLASS A) .........              0
      2,941     ONEIDA LTD ..............................             83
      4,700     RUSS BERRIE & CO, INC ...................            116
        700   o  STEINWAY MUSICAL INSTRUMENTS, INC ......             19
      8,900   o WMS INDUSTRIES, INC .....................            151
                                                             -----------
                                                                  19,810
                                                             -----------
 MISCELLANEOUS RETAIL--0.93%
     33,100   o AMAZON.COM, INC .........................          4,142
     18,200   o BARNES & NOBLE, INC .....................            498
      2,500   o BARNETT, INC ............................             19
        900     BLAIR CORP ..............................             24
     26,267   o BORDERS GROUP, INC ......................            415
      3,769     CASH AMERICA INTERNATIONAL, INC .........             49
      3,500   o CDW COMPUTER CENTERS, INC ...............            154
      2,700   o COLDWATER CREEK, INC ....................             53
     32,790   o CORPORATE EXPRESS, INC ..................            230
    133,914     CVS CORP ................................          6,796
      8,036   o DUANE READE, INC ........................            246
      4,500     ENESCO GROUP, INC .......................            104
      2,900   o FINLAY ENTERPRISES, INC .................             39
      3,000     FRIEDMANS, INC (CLASS A) ................             26
      4,100   o GARDEN RIDGE CORP .......................             19
      2,300   o GENESIS DIRECT, INC .....................              4
      4,900     HANCOCK FABRICS, INC ....................             21
     30,200   o HANOVER DIRECT, INC .....................             85
      7,500   o INSIGHT ENTERPRISES, INC ................            186
      3,500   o JO-ANN STORES, INC (CLASS A) ............             53
        800  xo JUMBO SPORTS, INC .......................              0
      5,400   o LANDS END, INC ..........................            262
     12,800     LONGS DRUG STORES CORP ..................            442
     10,100   o MICHAELS STORES, INC ....................            309
     11,100   o MICRO WAREHOUSE, INC ....................            198
      3,600   o NCS HEALTHCARE, INC (CLASS A) ...........             20
    130,525   o OFFICE DEPOT, INC .......................          2,880
     44,021   o OFFICEMAX, INC ..........................            528
     30,800     OMNICARE, INC ...........................            389
      1,300   o PARTY CITY CORP .........................              5
      6,900   o PETCO ANIMAL SUPPLIES, INC ..............            109
     40,900   o PETSMART, INC ...........................            419
     89,645     RITE AID CORP ...........................          2,208
      7,700   o SCHEIN (HENRY), INC .....................            244
      9,600   o SPIEGEL, INC (CLASS A) ..................             85
    161,462   o STAPLES, INC ............................          4,995
     14,700   o SUNGLASS HUT INTERNATIONAL, INC .........            253
      4,600   o SYSTEMAX, INC ...........................             57
      9,250   o THE SPORTS AUTHORITY, INC ...............             41
     10,706     TIFFANY & CO ............................          1,033
     84,701   o TOYS R US, INC ..........................          1,752
      9,431   o U.S. OFFICE PRODUCTS CO .................             51
    349,500     WALGREEN CO .............................         10,267
     23,000   o ZALE CORP ...............................            920
                                                             -----------
                                                                  40,630
                                                             -----------
 MOTION PICTURES--1.13%
      1,000     o AMC ENTERTAINMENT, INC ................             19
      1,584     o CARMIKE CINEMAS, INC (CLASS A) ........             25
    725,378     o DISNEY (WALT) CO ......................         22,351
      9,500     o HOLLYWOOD ENTERTAINMENT CORP ..........            186
     16,400     o KING WORLD PRODUCTIONS, INC ...........            571
      1,300     o METRO-GOLDWYN-MAYER, INC ..............             24
     21,100     o METROMEDIA INTERNATIONAL GROUP, INC ...            158
      8,800     o MOVIE GALLERY, INC ....................             47
      5,600     o PIXAR, INC ............................            242
    353,598       TIME WARNER, INC ......................         25,989
                                                             -----------
                                                                  49,612
                                                             -----------
 NONDEPOSITORY  INSTITUTIONS--2.08%
      6,100     o AAMES FINANCIAL CORP ..................              8
      5,299       ADVANTA CORP (CLASS A) ................             96
    158,112       AMERICAN EXPRESS CO ...................         20,574
     22,300     o AMERICREDIT CORP ......................            357


                     See notes to financial statements.                       91

                                                                VALUE
  SHARES                                                        (000)
  ------                                                        ------
NONDEPOSITORY INSTITUTIONS--(CONTINUED)
     16,550     o AMRESCO, INC ..........................    $       107
     14,700     o ARCADIA FINANCIAL LTD .................            114
    253,540       ASSOCIATES FIRST CAPITAL CORP .........         11,235
     68,276       CAPITAL ONE FINANCIAL CORP ............          3,802
      6,000       CHARTER MUNICIPAL MORTGAGE
                  ACCEPTANCE ............................             77
     14,000       CIT GROUP, INC (CLASS A) ..............            404
      2,500    xo CITYSCAPE FINANCIAL CORP ..............              0
      2,900     o CONTIFINANCIAL CORP ...................             10
     39,028       COUNTRYWIDE CREDIT INDUSTRIES, INC ....          1,668
      4,800     o CREDIT ACCEPTANCE CORP ................             29
     13,953       DORAL FINANCIAL CORP ..................            241
        700     o DVI, INC ..............................             12
        400     o FEDERAL AGRICULTURE
                  MORTGAGE CORP .........................             27
    363,595       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ...........................         24,861
      1,000     o FINANCIAL FEDERAL CORP ................             22
     21,709       FINOVA GROUP, INC .....................          1,142
      3,700     o FIRST SIERRA FINANCIAL, INC ...........             93
      6,300     o FIRSTPLUS FINANCIAL GROUP, INC ........              2
    242,141       FREDDIE MAC ...........................         14,044
      4,400     o HEALTHCARE FINANCIAL PARTNERS, INC ....            151
     10,600       HELLER FINANCIAL, INC .................            295
    169,119       HOUSEHOLD INTERNATIONAL, INC ..........          8,012
      5,900     o IMC MORTGAGE CO .......................              1
      9,000     o IMPERIAL CREDIT INDUSTRIES, INC .......             64
     11,200       LEUCADIA NATIONAL CORP ................            284
      3,900     o LONG BEACH FINANCIAL CORP .............             57
      1,200       MEDALLION FINANCIAL CORP ..............             23
     14,768       METRIS COS, INC .......................            602
        279     o MFN FINANCIAL CORP ....................              3
        324     o MFN FINANCIAL CORP WTS 03/23/02
                  SERIES A ..............................              1
        324     o MFN FINANCIAL CORP WTS 03/23/03
                  SERIES B ..............................              0
        324     o MFN FINANCIAL CORP WTS 03/23/04
                  SERIES C ..............................              0
      3,379     o OMEGA WORLDWIDE, INC ..................             14
      6,300       RESOURCE AMERICA, INC (CLASS A) .......             91
      3,000       RESOURCE BANCSHARES MORTGAGE
                  GROUP, INC ............................             31
     57,891       SLM HOLDINGS CORP .....................          2,652
      2,000       STUDENT LOAN CORP .....................             89
     13,240     o UNICAPITAL CORP .......................             84
      7,280    xo UNITED COS FINANCIAL CORP .............              1
     12,10      o WILSHIRE FINANCIAL SERVICES
                  GROUP, INC ............................              3
                                                             -----------
                                                                  91,383
                                                             -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.05%
      4,000       AMCOL INTERNATIONAL CORP ..............             58
      7,900       JOHNS MANVILLE CORP ...................            103
     13,568       MARTIN MARIETTA MATERIALS, INC ........            801
      1,913       POTASH CORP OF SASKATCHEWAN, INC ......             99
     25,200       VULCAN MATERIALS CO ...................          1,216
                                                             -----------
                                                                   2,277
                                                             -----------
 OIL AND GAS EXTRACTION--0.74%
     31,816       ANADARKO PETROLEUM CORP ...............          1,171
     27,157       APACHE CORP ...........................          1,059
      4,400     o ATWOOD OCEANICS, INC ..................            138
      2,300     o BELCO OIL & GAS CORP ..................             16
     11,400     o BENTON OIL & GAS CO ...................             23
      5,171       BERRY PETROLEUM CO (CLASS A) ..........             72
     22,868     o BJ SERVICES CO ........................            673
        160     o BJ SERVICES CO WTS 04/13/00 ...........              5
      6,900     o BROWN (TOM), INC ......................            107
     56,708       BURLINGTON RESOURCES, INC .............          2,453
     12,700       CABOT OIL & GAS CORP (CLASS A) ........            237
        100     o CAL DIVE INTERNATIONAL, INC ...........              3
     11,000     o CHESAPEAKE ENERGY CORP ................             32
      8,000     o COMSTOCK RESOURCES, INC ...............             27
     14,850       CROSS TIMBERS OIL CO ..................            221
      6,900       DEVON ENERGY CORP .....................            247
     22,500       DIAMOND OFFSHORE DRILLING, INC ........            638
        282     o EAGLE GEOPHYSICAL, INC ................              0
     17,014     o EEX CORP ..............................            118
     20,000       ENRON OIL & GAS CO ....................            405
     47,350       ENSCO INTERNATIONAL, INC ..............            944
      6,800    xo FORCENERGY GAS EXPLORATION, INC .......              6
     13,500     o FOREST OIL CORP .......................            170
      3,800     o FRIEDE GOLDMAN INTERNATIONAL, INC .....             53
     19,200     o GLOBAL INDUSTRIES LTD .................            246
     52,600     o GLOBAL MARINE, INC ....................            812
     49,000     o GREY WOLF, INC ........................            123
    148,757       HALLIBURTON CO ........................          6,731
      7,900     o HANOVER COMPRESSOR CO .................            254
     44,100     o HARKEN ENERGY CORP ....................             72
     13,800       HELMERICH & PAYNE, INC ................            329
      2,500     o HS RESOURCES, INC .....................             37
      6,800       KCS ENERGY, INC .......................              4
     26,072       KERR-MCGEE CORP .......................          1,308
      2,700     o KEY ENERGY SERVICES, INC ..............             10
      6,100     o LOUIS DREYFUS NATURAL GAS CORP ........            132
     16,900     o MARINE DRILLING CO, INC ...............            231
     12,921     o MCMORAN EXPLORATION CO ................            287
      6,900     o MERIDIAN RESOURCE CORP ................             27
     16,400       MITCHELL ENERGY & DEVELOPMENT CORP
                    (CLASS A) ...........................            317
     33,900     o NABORS INDUSTRIES, INC ................            828
     11,000     o NEWFIELD EXPLORATION CO ...............            313
     16,300       NOBLE AFFILIATES, INC .................            459
     44,000     o NOBLE DRILLING CORP ...................            866
      6,800     o NUEVO ENERGY CO .......................             90
    111,229       OCCIDENTAL PETROLEUM CORP .............          2,350
     42,306     o OCEAN ENERGY, INC (NEW) ...............            407
      4,500     o OCEANEERING INTERNATIONAL, INC ........             73
     29,700     o PARKER DRILLING CO ....................             98
     10,300     o PATTERSON ENERGY, INC .................            102
      1,300       PENN VIRGINIA CORP ....................             26
     32,700     o PIONEER NATURAL RESOURCES CO ..........            360
     12,800       POGO PRODUCING CO .....................            238
      5,400     o POOL ENERGY SERVICES CO ...............            110
     13,800     o PRIDE INTERNATIONAL, INC ..............            146
     59,586     o R & B FALCON CORP .....................            559
     12,700       RANGE RESOURCES CORP ..................             78
     24,400     o ROWAN COS, INC ........................            450
        900       ROYAL DUTCH PETROLEUM CO ADR
                   (N.Y. REGD) ..........................             54
     53,265     o SANTA FE SNYDER CORP ..................            406
      2,267       SCHLUMBERGER LTD ......................            144
      4,400     o SEITEL, INC ...........................             71
      1,900       ST. MARY LAND & EXPLORATION CO ........             39
      3,848     o STONE ENERGY CORP .....................            163
     10,000     o SUPERIOR ENERGY SERVICES, INC .........             51
      4,950     o SWIFT ENERGY CO .......................             53
      3,300     o SYNTROLEUM CORP .......................             29


92                   See notes to financial statements.

                                                                VALUE
  SHARES                                                        (000)
  ------                                                        ------
OIL AND GAS EXTRACTION--(CONTINUED)
      8,900     o TITAN EXPLORATION, INC ................             45
      1,620     o TOTAL FINA WTS 08/05/03 ...............             37
      4,100     o TRANSMONTAIGNE, INC ...................             52
     33,000       TRANSOCEAN OFFSHORE, INC ..............            866
      6,600    xo TRANSTEXAS GAS CORP ...................              4
      2,700     o TRITON ENERGY LTD .....................             29
     20,300     o TUBOSCOPE, INC ........................            278
     81,692       UNION PACIFIC RESOURCES GROUP, INC ....          1,333
      3,000     o UTI ENERGY CORP .......................             50
      4,900       VASTAR RESOURCES, INC .................            257
      8,200     o VERITAS DGC, INC ......................            150
     10,900     o VINTAGE PETROLEUM, INC ................            117
     33,015     o WEATHERFORD INTERNATIONAL .............          1,209
                                                             -----------
                                                                  32,728
                                                             -----------
 PAPER AND ALLI ED PRODUCTS--0.88%
     17,900     o ACX TECHNOLOGIES, INC .................            291
      8,166     o AMERICAN PAD & PAPER CO ...............             16
     35,995       AVERY DENNISON CORP ...................          2,173
     16,713       BEMIS, INC ............................            664
     16,100       BOISE CASCADE CORP ....................            690
     18,869       BOWATER, INC ..........................            892
     14,700     o BUCKEYE TECHNOLOGIES, INC .............            223
     14,000       CARAUSTAR INDUSTRIES, INC .............            346
     31,900       CHAMPION INTERNATIONAL CORP ...........          1,527
     10,800       CHESAPEAKE CORP .......................            404
     20,000       CONSOLIDATED PAPERS, INC ..............            535
     12,170     o CROWN VANTAGE, INC ....................             27
     10,300     o EARTHSHELL CORP .......................             72
     76,375       FORT JAMES CORP .......................          2,893
     16,200     o GAYLORD CONTAINER CO ..................            129
     14,800       GLATFELTER (P.H.) CO ..................            216
        700       GREIF BROTHERS CORP (CLASS A) .........             18
    146,974       INTERNATIONAL PAPER CO ................          7,422
      4,500     o IVEX PACKAGING CORP ...................             99
    184,088       KIMBERLY-CLARK CORP ...................         10,493
     18,900       LONGVIEW FIBRE CO .....................            295
     21,000     o MAIL-WELL, INC ........................            340
     34,244       MEAD CORP .............................          1,430
     15,600     o PLAYTEX PRODUCTS, INC .................            243
      9,800       POTLATCH CORP .........................            431
      6,500       ROCK-TENN CO (CLASS A) ................            108
      5,760       SCHWEITZER-MAUDUIT INTERNATIONAL, INC .             86
     20,550     o SHOREWOOD PACKAGING CORP ..............            379
     40,427     o SMURFIT-STONE CONTAINER CORP ..........            831
     37,323       SONOCO PRODUCTS CO ....................          1,117
      6,800       ST. JOE CO ............................            184
     18,634       TEMPLE-INLAND, INC ....................          1,272
     19,025       WAUSAU-MOSINEE PAPER CORP .............            342
     25,250       WESTVACO CORP .........................            732
     35,600       WILLAMETTE INDUSTRIES, INC ............          1,640
                                                             -----------
                                                                  38,560
                                                             -----------
 PERSONAL SERVICES--0.13%
     32,221       BLOCK (H&R), INC ......................          1,611
        700     o CARRIAGE SERVICES, INC (CLASS A) ....               13
     25,600       CINTAS CORP ...........................          1,720
      1,100     o COINMACH LAUNDRY CORP ...............               14
      1,028       CPI CORP ..............................             34
      9,000       G & K SERVICES, INC (CLASS A) .........            471
      6,600       REGIS CORP ............................            127
     97,693       SERVICE CORP INTERNATIONAL ............          1,881
        900       UNIFIRST CORP .........................             17
                                                             -----------
                                                                   5,888
                                                             -----------

 PETROLEUM AND COAL PRODUCTS--3.74%
     23,200       AMERADA HESS CORP .....................          1,380
     21,472       ASHLAND, INC ..........................            862
    106,326       ATLANTIC RICHFIELD CO .................          8,885
    167,077       BP AMOCO PLC (SPONS ADR) ..............         18,128
    217,605       CHEVRON CORP ..........................         20,713
      2,400       ELCOR CORP ............................            105
    820,900       EXXON CORP ............................         63,312
      2,500     o FRONTIER OIL CORP .....................             17
      1,400       HOLLY CORP ............................             19
    260,800       MOBIL CORP ............................         25,819
     11,600       MURPHY OIL CORP .......................            566
     14,400       PENNZENERGY CO ........................            240
     24,244       PENNZOIL-QUAKER STATE CO ..............            364
     66,022       PHILLIPS PETROLEUM CO .................          3,322
     25,600       SUNOCO, INC ...........................            773
      9,600     o TESORO PETROLEUM CORP .................            153
    175,725       TEXACO, INC ...........................         10,983
     47,147       TOSCO CORP ............................          1,223
     28,194       ULTRAMAR DIAMOND SHAMROCK CORP ........            615
     78,425       UNOCAL CORP ...........................          3,108
    100,400       USX-MARATHON GROUP, INC ...............          3,269
     13,200       VALERO ENERGY CORP ....................            283
      4,200       WD-40 CO ..............................            105
                                                             -----------
                                                                 164,244
                                                             -----------
 PRIMARY METAL INDUSTRIES--0.42%
      2,200     o AFC CABLE SYSTEMS, INC ................             78
     40,500       AK STEEL HOLDINGS CORP ................            911
    124,894       ALCOA, INC ............................          7,728
      4,939     o ALPINE GROUP, INC .....................             79
     30,921     o ARMCO, INC ............................            205
     20,100       ASARCO, INC ...........................            378
     14,800       BELDEN, INC ...........................            354
     43,786     o BETHLEHEM STEEL CORP ..................            337
      9,200       BIRMINGHAM STEEL CORP .................             38
     12,700       BRUSH WELLMAN, INC ....................            230
      8,000     o CABLE DESIGN TECHNOLOGIES CO ..........            124
      4,800       CARPENTER TECHNOLOGY CORP .............            137
      1,700       CENTURY ALUMINUM CO ...................             11
      1,504     o CHASE INDUSTRIES, INC .................             13
        300       CURTISS WRIGHT CORP ...................             12
      3,200     o ENCORE WIRE CORP ......................             29
     26,800       ENGELHARD CORP ........................            606
     20,450       GENERAL CABLE CORP ....................            327
      1,800       INTERMET CORP .........................             27
     13,500     o KAISER ALUMINUN CORP ..................            120
      7,500     o LONE STAR TECHNOLOGIES, INC ...........            133
     43,900       LTV CORP ..............................            294
      2,200       MATTHEWS INTERNATIONAL CORP (CLASS A) .             65
      3,300     o MAVERICK TUBE CORP ....................             46
      1,200     o MAXXAM, INC ...........................             77
     17,000     o MUELLER INDUSTRIES, INC ...............            577
     13,566       NATIONAL STEEL CORP (CLASS B) .........            114
      1,900     o NS GROUP, INC .........................             18
     26,500       NUCOR CORP ............................          1,257
      8,800       OREGON STEEL MILLS, INC ...............            117
      8,100       PRECISION CAST PARTS CORP .............            344
      1,400       QUANEX CORP ...........................             40
     18,500       REYNOLDS METALS CO ....................          1,092
     12,600       ROUGE INDUSTRIES, INC (CLASS A) .......            123
      2,400     o RTI INTERNATIONAL METALS ..............             35
      8,990       RYERSON TULL, INC .....................            203
     14,100     o STEEL DYNAMICS, INC ...................            218
      3,225       SUPERIOR TELECOM, INC .................             81


                     See notes to financial statements.                       93

                                                                VALUE
  SHARES                                                        (000)
  ------                                                        ------
PRIMARY METAL INDUSTRIES--(CONTINUED)
      5,700       TEXAS INDUSTRIES, INC .................            221
      4,800       TITAN INTERNATIONAL, INC ..............             57
      5,900       TITANIUM METALS CORP ..................             66
     23,900       USX-US STEEL GROUP, INC ...............            645
      7,200     o WHX CORP ..............................             47
      4,600     o WOLVERINE TUBE, INC ...................            116
     31,740       WORTHINGTON INDUSTRIES, INC ...........            522
                                                             -----------
                                                                  18,252
                                                             -----------
 PRINTING AND PUBLISHING--0.81%
      4,100       AMERICAN BUSINESS PRODUCTS, INC .......             63
     18,700       AMERICAN GREETINGS CORP (CLASS A) .....            563
     11,500     o APPLIED GRAPHICS TECHNOLOGIES, INC                 145
     12,500       BANTA CORP ............................            263
     47,700       BELO (A.H.) CORP SERIES A .............            939
      5,809     o BIG FLOWER HOLDINGS, INC ..............            185
      9,200       BOWNE & CO, INC .......................            120
     17,900       CENTRAL NEWSPAPERS, INC (CLASS A) .....            673
      3,400     o CONSOLIDATED GRAPHICS, INC ............            170
        386     o CSS INDUSTRIES, INC ...................             11
     25,800       DELUXE CORP ...........................          1,005
     53,600       DONNELLEY (R.R.) & SONS CO ............          1,987
     14,500       DOW JONES & CO, INC ...................            769
     12,000     o FRANKLIN COVEY CO .....................             89
     93,847       GANNETT CO, INC .......................          6,698
     10,000     o GIBSON GREETINGS, INC .................             63
     12,800       HARLAND (JOHN H.) CO ..................            255
     17,600       HARTE-HANKS, INC ......................            477
     14,400       HOLLINGER INTERNATIONAL, INC ..........            171
     16,200       HOUGHTON MIFFLIN CO ...................            762
     11,600     o JOURNAL REGISTER CO ...................            261
     22,300       KNIGHT-RIDDER, INC ....................          1,225
     16,800       LEE ENTERPRISES, INC ..................            512
      4,200       MCCLATCHY CO (CLASS A) ................            139
     62,698       MCGRAW HILL COS, INC ..................          3,382
      4,000     o MEDIA ARTS GROUP, INC .................             18
      8,481       MEDIA GENERAL, INC (CLASS A) ..........            433
     13,200       MEREDITH CORP .........................            457
      2,900       MERRILL CORP ..........................             42
      4,416       NEW ENGLAND BUSINESS SERVICES, INC ....            136
     54,700       NEW YORK TIMES CO (CLASS A) ...........          2,014
     27,387       NEWS CORP LTD .........................            864
      8,625     o PAXAR CORP ............................             78
      3,500        PENTON MEDIA, INC ....................             85
     41,561     o PRIMEDIA, INC .........................            704
      4,800        PULITZER, INC ........................            233
     14,089     o R.H. DONNELLEY CORP ...................            276
     27,510       READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ..................          1,094
     25,000       REYNOLDS & REYNOLDS CO (CLASS A) ......            583
      3,300     o SCHOLASTIC CORP .......................            167
     11,800     o SCIENTIFIC GAMES HOLDINGS CORP ........            230
      9,700       SCRIPPS (E.W.) CO (CLASS A) ...........            461
      2,900       STANDARD REGISTER, INC ................             89
     19,044       TIMES MIRROR CO SERIES A ..............          1,128
     34,100     o TOPPS, INC ............................            248
     32,900       TRIBUNE CO ............................          2,866
     12,000       WALLACE COMPUTER SERVICES, INC ........            300
      2,700       WASHINGTON POST CO (CLASS B) ..........          1,452
     12,800       WILEY (JOHN) & SONS, INC (CLASS A) ....            226
      3,270     o WORKFLOW MANAGEMENT, INC                            47
     11,286     o WORLD COLOR PRESS, INC                             310
                                                             -----------
                                                                  35,468
                                                             -----------

 RAILROAD TRANSPORTATION--0.43%
    150,825       BURLINGTON NORTHERN SANTA FE CORP .....          4,676
        158       CANADIAN NATIONAL RAILWAY CO ..........             11
     67,252       CSX CORP ..............................          3,047
      4,000       FLORIDA EAST COAST INDUSTRIES, INC ....            177
     37,200       KANSAS CITY SOUTHERN INDUSTRIES, INC ..          2,374
    125,058       NORFOLK SOUTHERN CORP .................          3,767
     79,985       UNION PACIFIC CORP ....................          4,664
     14,400     o WISCONSIN CENTRAL TRANSIT CORP                     272
                                                             -----------
                                                                  18,988
                                                             -----------
 REAL ESTATE--0.09%
     33,900       ARDEN REALTY GROUP, INC ...............            835
        500     o AVATAR HOLDINGS, INC ..................              9
      8,400     o CASTLE & COOKE, INC ...................            148
     21,700     o CATELLUS DEVELOPMENT CORP .............            336
      6,797     o CB RICHARD ELLIS SERVICES GROUP, INC ..            169
     12,346     o ECHELON INTERNATIONAL CORP ............            276
      1,500     o EXCEL LEGACY CORP .....................              7
     17,900     o FAIRFIELD COMMUNITIES, INC ............            289
        300       FOREST CITY ENTERPRISES, INC (CLASS A).              8
      4,116     o GRUBB & ELLIS CO ......................             21
      2,200     o INSIGNIA FINANCIAL GROUP, INC .........             23
      8,100     o JONES LANG LA SALLE ...................            241
     10,450       LNR PROPERTY CORP .....................            223
      5,616     o RECKSON SERVICES INDUSTRIES, INC ......             85
     29,800       ROUSE CO ..............................            756
     11,200     o SECURITY CAPITAL GROUP, INC (CLASS B) .            163
     28,100       STEWART ENTERPRISES, INC (CLASS A) ....            409
      8,700     o TRAMMELL CROW CO ......................            143
                                                             -----------
                                                                   4,141
                                                             -----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.42%
        500     o AEP INDUSTRIES, INC                                 15
     16,400       APTARGROUP, INC .......................            492
     28,300       ARMSTRONG WORLD INDUSTRIES, INC .......          1,636
      5,900       BANDAG, INC ...........................            205
      8,500       CARLISLE COS, INC .....................            409
     19,800       COOPER TIRE & RUBBER CO ...............            468
      7,700     o FOAMEX INTERNATIONAL, INC .............             43
      2,700       FURON CO ..............................             51
     49,162       GOODYEAR TIRE & RUBBER CO .............          2,891
     69,300       ILLINOIS TOOL WORKS, INC ..............          5,683
      2,496       MYERS INDUSTRIES, INC .................             50
     28,847       NIKE, INC (CLASS B) ...................          1,826
     16,300       PREMARK INTERNATIONAL, INC ............            611
     14,690     o REEBOK INTERNATIONAL LTD ..............            274
     23,700     o SAFESKIN CORP .........................            284
     20,469     o SEALED AIR CORP .......................          1,328
     35,956     o SOLUTIA, INC ..........................            766
      1,500        SPARTECH CORP .........................            47
      6,400     o SYNETIC, INC ..........................            440
      7,800       TREDEGAR CORP .........................            170
     25,200       TUPPERWARE CORP .......................            643
      2,886       WYNNS INTERNATIONAL, INC ..............             53
                                                             -----------
                                                                  18,385
                                                             -----------
 SECURITY AND COMMODITY BROKERS--1.44%
      2,000       ADVEST GROUP, INC .....................             40
     18,200     o AFFILIATED MANAGERS GROUP, INC ........            549
      6,200     o AMERITRADE HOLDINGS CORP (CLASS A)                 657
     37,498       BEAR STEARNS COS, INC .................          1,753
      2,700       CONNING CORP ..........................             44
      4,100       DAIN RAUSCHER CORP ....................            222
      8,900       DONALDSON, LUFKIN & JENRETTE, INC .....            536
        600       DUFF & PHELPS CREDIT RATING CO ........             40


94                   See notes to financial statements.

                                                                VALUE
  SHARES                                                        (000)
  ------                                                        ------
SECURITY AND COMMODITY BROKERS--(CONTINUED)
     71,200     o E TRADE GROUP, INC ....................          2,844
     10,800       EATON VANCE CORP ......................            372
     29,950       EDWARDS (A.G.), INC ...................            966
      4,800       EVEREN CAPITAL CORP ...................            143
      3,100       FEDERATED INVESTMENTS, INC ............             56
     57,791       FRANKLIN RESOURCES, INC ...............          2,348
      5,743       FREEDOM SECURITIES CORP ...............             98
      9,701     o FRIEDMAN, BILLINGS, RAMSEY GROUP, INC .            115
      5,700     o HAMBRECHT & QUIST GROUP ...............           212
      6,057       INVESTMENT TECHNOLOGY GROUP, INC ......            196
      2,600       INVESTORS FINANCIAL SERVICES CORP .....            104
      4,800       JEFFERIES GROUP, INC ..................            144
      1,500     o JOHN NUVEEN CO (CLASS A) ..............             64
     22,132       LEGG MASON, INC .......................            852
     42,120       LEHMAN BROTHERS HOLDINGS, INC .........          2,622
    116,600       MERRILL LYNCH & CO, INC ...............          9,321
     10,600       MORGAN KEEGAN, INC ....................            201
    201,926       MORGAN STANLEY, DEAN WITTER, & CO .....         20,697
     37,200       PAINE WEBBER GROUP, INC ...............          1,739
      8,394       PHOENIX INVESTMENT PARTNERS LTD .......             72
     10,000     o PIONEER GROUP, INC ....................            173
     31,600       PRICE (T. ROWE) ASSOCIATES, INC .......          1,213
     17,700       RAYMOND JAMES FINANCIAL CORP ..........            424
    116,462       SCHWAB (CHARLES) CORP .................         12,796
      3,100       SOUTHWEST SECURITIES GROUP, INC .......            222
     24,700       UNITED ASSET MANAGEMENT CORP ..........            562
     28,058       WADDELL & REED FINANCIAL, INC
                    (CLASS A) ...........................            770
      9,722       WADDELL & REED FINANCIAL, INC
                    (CLASS B) ...........................            262
                                                             -----------
                                                                  63,429
                                                             -----------
 SOCIAL SERVICES--0.01%
     2,700      o BROOKDALE LIVING COMMUNITIES, INC .....             40
       400      o CAPITAL SENIOR LIVING CORP ............              4
     1,700      o RES-CARE, INC .........................             39
     5,200      o SUNRISE ASSISTED LIVING, INC ..........            181
                                                             -----------
                                                                     264
                                                            ------------
 SPECIAL TRADE CONTRACTORS--0.01%
     9,800        APOGEE ENTERPRISES, INC ...............            132
    14,644      o COMFORT SYSTEMS U.S.A., INC ...........            264
     3,800      o GROUP MAINTENANCE AMERICA CORP ........             49
     7,400      o INTEGRATED ELECTRICAL SERVICES, INC ...            119
       800     xo OMEGA ENVIRONMENTAL, INC ..............              0
     3,917      o SERVICE EXPERTS, INC ..................             86
                                                             -----------
                                                                     650
                                                             -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.26%
        400     o AMERON INTERNATIONAL CORP .............             18
      2,600       CENTEX CONSTRUCTION PRODUCTS, INC .....             89
     79,811       CORNING, INC ..........................          5,597
     11,100     o DAL-TILE INTERNATIONAL, INC ...........            126
      7,400     o DEPARTMENT 56, INC ....................            199
      2,100     o DUPONT PHOTOMASKS, INC ................            101
      4,900       FLORIDA ROCK INDUSTRIES, INC ..........            223
      2,100     o GIANT CEMENT HOLDINGS, INC ............             48
     10,789       LAFARGE CORP ..........................            382
     10,100       LIBBEY, INC ...........................            293
      9,200       LONE STAR INDUSTRIES, INC .............            346
     20,600       OWENS CORNING CO ......................            708
     43,800     o OWENS ILLINOIS, INC ...................          1,432
        900       PUERTO RICAN CEMENT CO, INC ...........             30
     14,192       SOUTHDOWN, INC ........................            912
     18,300       USG CORP ..............................          1,025
                                                             -----------
                                                                  11,529
                                                             -----------
 TEXTILE MILL PRODUCTS--0.09%
     25,965     o ALBANY INTERNATIONAL CORP
                   (CLASS A) ............................           539
     29,800     o BURLINGTON INDUSTRIES, INC ............           270
     16,700       COLLINS & AIKMAN CORP .................           127
     26,800     o CONE MILLS CORP .......................           161
      2,800       GUILFORD MILLS, INC ...................            29
     20,200       INTERFACE, INC (CLASS A) ..............           174
     12,600     o MOHAWK INDUSTRIES, INC ................           383
      2,000     o POLYMER GROUP, INC ....................            24
     10,300       RUSSELL CORP ..........................           201
     40,600     o SHAW INDUSTRIES, INC ..................           670
      6,200       SPRING INDUSTRIES, INC ................           270
      9,000       ST. JOHN KNITS, INC ...................           263
     18,700     o UNIFI, INC ............................           397
     17,200       WESTPOINT STEVENS, INC ................           513
                                                             ----------
                                                                  4,021
                                                             ----------
 TOBACCO PRODUCTS--0.84%
     12,700     o GENERAL CIGAR HOLDINGS, INC (CLASS A)..            99
    837,204       PHILIP MORRIS COS, INC ................        33,645
     35,460     o RJR REYNOLDS TOBACCO HOLDINGS, INC ....         1,117
     76,300       UST, INC ..............................         2,232
                                                             ----------
                                                                 37,093
                                                             ----------
 TRANSPORTATION  BY AIR--0.55%
     42,900       AIRBORNE FREIGHT CORP                           1,188
        200     o AIRNET SYSTEMS, INC ...................             3
     19,000     o AIRTRAN HOLDINGS, INC .................           109
     27,000     o ALASKA AIR GROUP, INC .................         1,127
     15,600     o AMERICA WEST HOLDINGS CORP
                   (CLASS B) ............................           294
     62,711     o AMR CORP ..............................         4,280
      2,000     o AMTRAN, INC ...........................            49
      5,100     o ATLANTIC COAST AIRLINES HOLDINGS ......            97
      3,750     o ATLAS AIR, INC ........................           121
      3,047     o AVIALL, INC ...........................            57
     23,305       COMAIR HOLDINGS, INC ..................           485
     21,500     o CONTINENTAL AIRLINES, INC (CLASS B) ...           809
     47,658       DELTA AIRLINES, INC ...................         2,746
    100,600     o FDX CORP ..............................         5,458
      5,600     o KITTY HAWK, INC .......................            44
      9,200     o MESA AIR GROUP, INC ...................            69
      5,800     o MESABA HOLDINGS, INC ..................            74
     11,421     o MIDWEST EXPRESS HOLDINGS, INC .........           388
     12,600     o NORTHWEST AIRLINES CORP (CLASS A) .....           410
      6,000     o OFFSHORE LOGISTICS, INC ...............            67
     24,500       OGDEN CORP ............................           660
      6,800       PITTSTON BAX GROUP ....................            65
      6,400       SKYWEST, INC ..........................           160
   115,726        SOUTHWEST AIRLINES CO .................         3,602
     13,600     o TRANS WORLD AIRLINES, INC .............            67
     30,814     o U.S. AIRWAYS GROUP, INC ...............         1,342
      6,535     o UAL CORP ..............................           425
                                                             ----------
                                                                 24,196
                                                             ----------
 TRANSPORTATION EQUIPMENT--2.97%
      4,100     o AFTERMARKET TECHNOLOGY CORP                        47
    236,056       ALLIED SIGNAL, INC ....................        14,872
     17,200       ARCTIC CAT, INC .......................           154
     16,700       ARVIN INDUSTRIES, INC .................           633
     27,399       AUTOLIV, INC ..........................           829
      4,200     o AVONDALE INDUSTRIES, INC ..............           164
      7,000     o BE AEROSPACE, INC .....................           131
    338,452       BOEING CO .............................        14,955
     11,261       BORG-WARNER AUTOMOTIVE, INC ...........           619

                     See notes to financial statements.                       95

                                                                VALUE
  SHARES                                                        (000)
  ------                                                        ------
TRANSPORTATION EQUIPMENT--(CONTINUED)
      5,900     o BREED TECHNOLOGIES, INC ...............    $       13
      5,400       CLARCOR, INC ..........................           104
      9,400       COACHMEN INDUSTRIES, INC ..............           219
      2,400       COMMERCIAL INTERTECH CORP .............            38
     10,500       CORDANT TECHNOLOGIES, INC .............           474
     54,915       DAIMLERCHRYSLER (U.S.A.) ..............         4,881
     52,018       DANA CORP .............................         2,396
     26,160       DANAHER CORP ..........................         1,521
      4,000     o DELCO REMY INTERNATIONAL , INC
                    (CLASS A) ...........................            44
    182,010       DELPHI AUTOMOTIVE SYSTEMS CORP ........         3,379
      1,300     o DUCOMMUN, INC .........................            16
     23,700       EATON CORP ............................         2,180
     22,900       FEDERAL SIGNAL CORP ...................           485
     21,000       FEDERAL-MOGUL CORP ....................         1,092
     10,200       FLEETWOOD ENTERPRISES, INC ............           270
    393,542       FORD MOTOR CO .........................        22,169
      9,800       GENCORP, INC ..........................           247
     32,600       GENERAL DYNAMICS CORP .................         2,233
    226,700       GENERAL MOTORS CORP ...................        14,962
     33,400     o GENERAL MOTORS CORP (CLASS H) .........         1,879
      3,361       GENTEK, INC ...........................            47
     27,600     o GENTEX CORP ...........................           773
     22,160       GOODRICH (B.F.) CO ....................           942
     22,600     o GULFSTREAM AEROSPACE CORP .............         1,527
      8,715     o HALTER MARINE GROUP, INC ..............            58
     52,300       HARLEY DAVIDSON, INC ..................         2,844
      9,260     o HAYES LEMMERZ INTERNATIONAL, INC ......           272
      1,200       HEICO CORP ............................            30
      8,720     o HOWMET INTERNATIONAL, INC .............           150
     32,200       ITT INDUSTRIES, INC ...................         1,228
      3,500       KAMAN CORP (CLASS A) ..................            55
      2,400     o KELLSTROM INDUSTRIES, INC .............            44
        700     o KROLL O GARA CO .......................            15
    116,570       LOCKHEED MARTIN CORP ..................         4,342
     14,500       MASCOTECH, INC ........................           246
     33,233       MERITOR AUTOMOTIVE, INC ...............           847
      7,400     o MILLER INDUSTRIES, INC ................            29
      7,500       MODINE MANUFACTURING CO ...............           244
      7,200     o MONACO COACH CORP .....................           305
      6,900     o MOTIVEPOWER INDUSTRIES, INC ...........           124
      2,500     o NATIONAL R.V. HOLDINGS, INC ...........            61
     21,200     o NAVISTAR INTERNATIONAL CORP ...........         1,060
     11,406       NEWPORT NEWS SHIPBUILDING, INC ........           336
     21,640       NORTHROP GRUMMAN CORP .................         1,435
      7,700     o OEA, INC ..............................            68
     12,000     o ORBITAL SCIENCES CORP .................           284
     22,100       PACCAR, INC ...........................         1,180
      9,900       POLARIS INDUSTRIES, INC ...............           431
     10,600       REGAL-BELOIT CORP .....................           250
      1,163     o SEQUA CORP (CLASS A) ..................            81
      8,850       SMITH (A.O.) CORP .....................           248
     10,287     o SPX CORP ..............................           859
        500       STANDARD MOTOR PRODUCTS, INC
                    (CLASS A) ...........................            12
     10,900       STANDARD PRODUCTS CO ..................           279
      1,900     o STONERIDGE, INC .....................              26
     11,600       SUPERIOR INDUSTRIES INTERNATIONAL, INC            317
     39,072       TEXTRON, INC ..........................         3,216
     17,475       TRANSPRO, INC .........................            92
     11,900       TRINITY INDUSTRIES, INC ...............           399
      3,000     o TRISTAR AEROSPACE CO ................              25
      3,187     o TRIUMPH GROUP, INC ..................              81
     34,100       TRW, INC ..............................         1,871
    166,674       UNITED TECHNOLOGIES CORP ..............        11,948
      5,000       VARLEN CORP ...........................           203
      5,400       WABASH NATIONAL CORP ..................           105
      4,200       WESTINGHOUSE AIR BRAKE CO .............           109
      2,300       WINNEBAGO INDUSTRIES, INC .............            52
                                                             ----------
                                                                130,156
                                                             ----------
 TRANSPORTATION SERVICES--0.09%
     26,050       AIR EXPRESS INTERNATIONAL CORP ........           661
      9,600       C.H. ROBINSON WORLDWIDE, INC ..........           353
      3,800       CIRCLE INTERNATIONAL GROUP, INC .......            83
      2,900     o EAGLE U.S.A. AIRFREIGHT, INC ..........           123
    18,600        EXPEDITORS INTERNATIONAL OF
                   WASHINGTON ...........................           507
      7,600     o FRITZ COS, INC ........................            82
     21,500       GALILEO INTERNATIONAL, INC ............         1,149
     23,000       GATX CORP .............................           875
      2,452     o NAVIGANT INTERNATIONAL, INC ...........            19
      1,000     o TRAVEL SERVICES INTERNATIONAL, INC ....            12
        700     o U.S. EXPRESS ENTERPRISES, INC (CLASS A)             7
                                                             ----------
                                                                  3,871
                                                             ----------
 TRUCKING AND WAREHOUSING--0.09%
     13,300     o AMERICAN FREIGHTWAYS CORP .............           260
      6,500       ARNOLD INDUSTRIES, INC ................           100
     12,227       CNF TRANSPORTATION, INC ...............           469
     10,950     o CONSOLIDATED FREIGHTWAYS CORP .........           141
      5,300     o COVENANT TRANSPORT, INC (CLASS A) .....            83
      4,300     o HEARTLAND EXPRESS, INC ................            70
      6,200       HUNT (J.B.) TRANSPORT SERVICES, INC ...           101
      4,500     o IRON MOUNTAIN, INC ....................           129
     10,100     o LANDSTAR SYSTEM, INC ..................           365
      6,200     o M.S. CARRIERS, INC ....................           184
        700     o PIERCE LEAHY CORP .....................            17
      6,400       ROADWAY EXPRESS, INC ..................           124
     21,375     o SWIFT TRANSPORTATION CO, INC ..........           470
     12,300       USFREIGHTWAYS CORP ....................           570
     16,875       WERNER ENTERPRISES, INC ...............           350
     17,400     o YELLOW CORP ...........................           309
                                                             ----------
                                                                  3,742
                                                             ----------
 WATER TRANSPORTATION--0.05%
    35,000        ALEXANDER & BALDWIN, INC                          779
      3,400     o GULFMARK OFFSHORE, INC ................            65
     13,000     o HVIDE MARINE, INC (CLASS A) ...........            28
      8,800     o KIRBY CORP ............................           186
      2,270     o MARINE TRANSPORT CORP .................             8
     22,700     o OMI CORP ..............................            47
     6,700        OVERSEAS SHIPHOLDING GROUP, INC                    86
      4,900     o SEACOR SMIT, INC ......................           262
     16,827       TIDEWATER, INC ........................           513
      9,000     o TRICO MARINE SERVICES, INC ............            59
                                                             ----------
                                                                  2,033
                                                             ----------
 WHOLESALE TRADE-DURABLE GOODS--0.28%
    12,450        AAR CORP ..............................           282
     5,100      o ACTION PERFORMANCE COS, INC ...........           168
     2,800      o ANICOM, INC ...........................            29
     9,300      o ANIXTER INTERNATIONAL, INC ............           170
    10,330        APPLIED INDUSTRIAL TECHNOLOGIES, INC ..           196
    34,471      o ARROW ELECTRONICS, INC ................           655
     2,200      o AVIATION SALES CO .....................            87
    12,210        AVNET, INC ............................           568
     8,500        BRIGGS & STRATTON CORP ................           491
    19,000      o BRIGHTPOINT, INC ......................           115
    17,800      o CELLSTAR CORP .........................           140


 96                See notes to financial statements.

                                                                VALUE
  SHARES                                                        (000)
  ------                                                        ------
WHOLESALE TRADE-DURABLE GOODS--(CONTINUED)
    11,100      o CHS ELECTRONICS, INC ..................            49
    11,900        COMMERCIAL METALS CO ..................           339
     8,900      o COMPUCOM SYSTEMS, INC .................            37
     5,400      o FAIRCHILD CORP (CLASS A) ..............            69
    10,100      o FISHER SCIENTIFIC INTERNATIONAL, INC ..           225
    49,596        GENUINE PARTS CO ......................         1,736
    22,483        GRAINGER (W.W.), INC ..................         1,210
    11,850      o HA-LO INDUSTRIES, INC .................           117
     9,400      o HANDLEMAN CO ..........................           111
     7,100        HUGHES SUPPLY, INC ....................           211
    48,600        IKON OFFICE SOLUTIONS, INC                        729
    16,800      o INGRAM MICRO, INC (CLASS A) ...........           433
    10,500      o KENT ELECTRONICS CORP .................           208
     2,500      o KEYSTONE AUTOMOTIVE INDUSTRIES, INC ...            43
     6,200      o MARSHALL INDUSTRIES, INC ..............           223
    23,700      o MERISEL, INC ..........................            54
     7,300      o MICROAGE, INC .........................            28
    16,100      o MSC INDUSTRIAL DIRECT CO (CLASS A) ....           165
    14,800      o NATIONAL-OILWELL, INC .................           207
    11,100        OWENS & MINOR, INC ....................           122
    11,050      o PATTERSON DENTAL CO ...................           384
     7,000      o PEC ISRAEL ECONOMIC CORP ..............           221
    13,650        PIONEER-STANDARD ELECTRONICS, INC .....           164
     1,200      o POMEROY COMPUTER RESOURCES, INC .......            17
     1,392        PREMIER FARNELL PLC ADR ...............            10
    24,725      o PSS WORLD MEDICAL, INC ................           277
     2,400        RELIANCE STEEL & ALUMINUM CO ..........            94
     9,500      o SAFEGUARD SCIENTIFICS, INC ............           589
     2,000      o SODAK GAMING, INC .....................            19
    13,500      o TBC CORP ..............................            95
    18,600      o TECH DATA CORP ........................           711
     2,400      o VWR SCIENTIFIC PRODUCTS CORP ..........            88
     4,738        WATSCO, INC ...........................            78
       270        WESCO FINANCIAL CORP ..................            84
     3,300      o WILMAR INDUSTRIES, INC ................            43
                                                             ----------
                                                                 12,091
                                                             ----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.68%
    18,000      o AIRGAS, INC ...........................           221
    17,900      o AMERISOURCE HEALTH CORP (CLASS A) .....           456
    34,000      o AVATEX CORP ...........................            38
    13,700      o BARNETT RESOURCES CORP ................           526
    44,534        BERGEN BRUNSWIG CORP (CLASS A) ........           768
     5,527        BINDLEY WESTERN INDUSTRIES, INC .......           127
     3,216      o BOISE CASCADE OFFICE PRODUCTS CORP ....            38
    92,861        CARDINAL HEALTH, INC ..................         5,955
     9,939      o CENTRAL GARDEN & PET CO ...............           102
     2,300        CHEMED CORP ...........................            76
     1,500      o DAISYTEK INTERNATIONAL CORP ...........            24
    27,700        DIMON, INC ............................           144
   115,070        ENRON CORP ............................         9,407
    55,100        FORTUNE BRANDS, INC ...................         2,280
     4,100        HERBALIFE INTERNATIONAL, INC (CLASS A)             45
     2,000        HERBALIFE INTERNATIONAL, INC (CLASS B)             17
     3,000        INTERNATIONAL MULTIFOODS CORP .........            68
    97,057        MCKESSON HBOC, INC ....................         3,118
    13,200      o NU SKIN ENTERPRISES, INC (CLASS A) ....           263
     2,500      o PERFORMANCE FOOD GROUP CO .............            68
     4,700      o PLAINS RESOURCES, INC .................            89
     2,785      o PRIORITY HEALTHCARE CORP (CLASS A) ....            96
     3,900      o PRIORITY HEALTHCARE CORP (CLASS B) ....           135
    13,750        RICHFOOD HOLDINGS, INC ................           242
     2,725      o SCHOOL SPECIALTY, INC .................            44
    10,600      o SCIOS, INC ............................            34
     2,200      o SMART & FINAL, INC ....................            23
    37,184        SUPERVALU, INC ........................           955
   110,476        SYSCO CORP ............................         3,294
    21,000        TERRA INDUSTRIES, INC .................            84
     1,800      o U.S.A. FLORAL PRODUCTS, INC ...........            14
    21,450        UNISOURCE WORLDWIDE, INC ..............           259
    15,100      o UNITED STATIONERS, INC ................           332
    17,300        UNIVERSAL CORP ........................           492
     4,600        VALHI, INC ............................            51
     1,400        WEIDER NUTRITION INTERNATIONAL, INC ...             6
                                                             ----------
                                                                 29,891
                                                             ----------
                 TOTAL COMMON STOCK
                 (Cost $2,974,038)                            4,341,764
                                                            -----------
  PRINCIPAL
  ---------
 SHORT TERM INVESTMENTS--1.15%
 U.S. GOVERNMENT & AGENCIES--1.15%
                 FEDERAL HOME LOAN BANK
$14,720,000         4.490%, 07/01/99                             14,718
                 FEDERAL HOME LOAN MORTGAGE CORP
  9,965,000         4.810%, 07/07/99                              9,956
 26,000,000       * 4.870%, 07/20/99                             25,929
                                                             ----------
                                                                 50,603
                                                             ----------
              TOTAL SHORT TERM INVESTMENTS
               (Cost $50,610)                                    50,603
                                                             ----------
              TOTAL PORTFOLIO
                      (Cost $3,025,226)                      $4,393,084
                                                             ==========

-----------------
o Non-income producing
x In bankruptcy
* All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets. At June 30, 1999, the value of these securities amounted to $4,565 or 0.00% of net assets. Additional information on each restricted security is as follows:

                                        ACQUISITION   ACQUISITION
SECURITY                                   DATE          COST
--------                                -----------   -----------
PHYSICIAN COMPUTER NETWORK, INC         01/22/96        $75,341
PROCURENET, INC                         04/19/99            973
                                                      ---------
                                                        $76,314
                                                      =========

                  See notes to financial statements.                          97

                    COLLEGE RETIREMENT EQUITIES FUND
  STATEMENT OF INVESTMENTS--INFLATION LINKED BOND ACCOUNT (Unaudited)
                             JUNE 30, 1999

                          SUMMARY BY INDUSTRY
                                 (000)



                                                    VALUE      %
                                                  --------   -------
BONDS
 GOVERNMENT BONDS
  U.S. TREASURY SECURITIES ................       $131,754       92.06%
                                                  --------      ------
TOTAL GOVERNMENT BONDS
 (Cost $134,314) ..........................        131,754       92.06
                                                  --------      ------
TOTAL BONDS
 (Cost $134,314) ..........................        131,754       92.06
                                                  --------      ------
SHORT TERM INVESTMENTS
 COMMERCIAL PAPER .........................          7,234        5.05
                                                  --------      ------
TOTAL SHORT TERM INVESTMENTS
 (Cost $7,235) ............................          7,234        5.05
                                                  --------      ------
TOTAL PORTFOLIO
  (Cost $141,549) ..........................       138,988       97.11
   OTHER ASSETS & LIABILITIES, NET .........         4,136        2.89
                                                  --------      ------
NET ASSETS .................................      $143,124      100.00%
                                                  ========      ======


  PRINCIPAL                                             VALUE
  ---------                                             (000)
                                                       -------
BONDS--92.06%
GOVERNMENT BONDS--92.06%
 U.S. TREASURY SECURITIES--92.06%
                 U.S. TREASURY INFLATION INDEXED
$27,285,890        3.625%, 07/15/02 ............        $ 26,996
 27,477,381        3.375%, 01/15/07 ............          26,344
 27,975,098        3.625%, 01/15/08 ............          27,179
 13,677,806        3.875%, 01/15/09 ............          13,515
 28,354,244        3.625%, 04/15/28 ............          26,755
 11,118,209        3.875%, 04/15/29 ............          10,965
                                                        --------
                                                         131,754
                                                        --------
                TOTAL GOVERNMENT BONDS..
                 (Cost $134,314) ...................     131,754
                                                        --------
                TOTAL BONDS
                 (Cost $134,314) ...................     131,754
                                                        --------
SHORT TERM INVESTMENTS--5.05%
 COMMERCIAL PAPER--5.05%
                 ROHM & HAAS CO
 5,000,000       ~ 6.250%, 07/01/99 ................       4,999
                 SAFEWAY, INC
 2,235,000       ~ 6.250%, 07/01/99 ................       2,235
                                                        --------
                                                           7,234
                                                        --------
                TOTAL SHORT TERM INVESTMENTS
                 (Cost $7,235) .....................       7,234
                                                        --------
               TOTAL PORTFOLIO
                (Cost $141,549) ....................    $138,988
                                                        ========

~Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.


98                See notes to financial statements.

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